UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-21114

ProShares Trust
(Exact name of registrant as specified in charter)

7501 Wisconsin Avenue, Suite 1000 Bethesda, MD			20814
(Address of principal executive offices)			(Zip code)

ProShare Advisors LLC 7501 Wisconsin Avenue, Suite 1000 Bethesda, MD 20814
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(240) 497-6400

Date of fiscal year end:	May 31

Date of reporting period:	November 30, 2007

Item 1. Reports to Stockholders.

The following is a copy of the semi-annual report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1).

Ultra ProShares

Ultra MarketCap

ULTRA ®
ULTRA Dow30SM
ULTRA S&P500®
ULTRA MidCap400
ULTRA SmallCap600
ULTRA Russell2000

Ultra Style

ULTRA Russell1000 Value
ULTRA Russell1000 Growth
ULTRA Russell MidCap Value
ULTRA Russell MidCap Growth
ULTRA Russell2000 Value
ULTRA Russell2000 Growth

Ultra Sector

ULTRA Basic Materials
ULTRA Consumer Goods
ULTRA Consumer Services
ULTRA Financials
ULTRA Health Care
ULTRA Industrials
ULTRA Oil & Gas
ULTRA Real Estate
ULTRA Semiconductors
ULTRA Technology
ULTRA Utilities

Short ProShares

Short/UltraShort MarketCap

SHORT ®
SHORT Dow30SM
SHORT S&P500®
SHORT MidCap400
SHORT SmallCap600
SHORT Russell2000
ULTRASHORT ®
ULTRASHORT Dow30SM
ULTRASHORT S&P500®
ULTRASHORT MidCap400
ULTRASHORT SmallCap600
ULTRASHORT Russell2000

UltraShort Style

ULTRASHORT Russell1000 Value
ULTRASHORT Russell1000 Growth
ULTRASHORT Russell MidCap Value
ULTRASHORT Russell MidCap Growth
ULTRASHORT Russell2000 Value
ULTRASHORT Russell2000 Growth

UltraShort Sector

ULTRASHORT Basic Materials
ULTRASHORT Consumer Goods
ULTRASHORT Consumer Services
ULTRASHORT Financials
ULTRASHORT Health Care
ULTRASHORT Industrials
ULTRASHORT Oil & Gas
ULTRASHORT Real Estate
ULTRASHORT Semiconductors
ULTRASHORT Technology
ULTRASHORT Utilities

Short/UltraShort International

SHORT MSCI EAFE
SHORT MSCI Emerging Markets
ULTRASHORT MSCI EAFE
ULTRASHORT MSCI Emerging Markets
ULTRASHORT FTSE/Xinhua China 25
ULTRASHORT MSCI Japan

Semiannual Report

ProShares Trust

NOVEMBER 30, 2007

Table of Contents

1	Shareholder Letter

2	Allocation of Portfolio Holdings and Index Composition

31	Expense Examples

37	Premium and Discount Information

Schedule of Portfolio Investments

56	ULTRA QQQ®

59	ULTRA Dow30SM

61	ULTRA S&P500®

69	ULTRA MidCap400

76	ULTRA SmallCap600

85	ULTRA Russell2000

88	ULTRA Russell1000 Value

91	ULTRA Russell1000 Growth

94	ULTRA Russell MidCap Value

97	ULTRA Russell MidCap Growth

100	ULTRA Russell2000 Value

103	ULTRA Russell2000 Growth

106	ULTRA Basic Materials

109	ULTRA Consumer Goods

113	ULTRA Consumer Services

118	ULTRA Financials

123	ULTRA Health Care

126	ULTRA Industrials

132	ULTRA Oil & Gas

135	ULTRA Real Estate

138	ULTRA Semiconductors

140	ULTRA Technology

144	ULTRA Utilities

147	SHORT QQQ®

149	SHORT Dow30SM

151	SHORT S&P500®

153	SHORT MidCap400

155	SHORT SmallCap600

156	SHORT Russell2000

157	ULTRASHORT QQQ®

159	ULTRASHORT Dow30SM

161	ULTRASHORT S&P500®

163	ULTRASHORT MidCap400

165	ULTRASHORT SmallCap600

166	ULTRASHORT Russell2000

168	ULTRASHORT Russell1000 Value

169	ULTRASHORT Russell1000 Growth

170	ULTRASHORT Russell MidCap Value

171	ULTRASHORT Russell MidCap Growth

172	ULTRASHORT Russell2000 Value

173	ULTRASHORT Russell2000 Growth

174	ULTRASHORT Basic Materials

175	ULTRASHORT Consumer Goods

176	ULTRASHORT Consumer Services

177	ULTRASHORT Financials

178	ULTRASHORT Health Care

179	ULTRASHORT Industrials

180	ULTRASHORT Oil & Gas

181	ULTRASHORT Real Estate

182	ULTRASHORT Semiconductors

183	ULTRASHORT Technology

184	ULTRASHORT Utilities

185	SHORT MSCI EAFE

186	SHORT MSCI Emerging Markets

187	ULTRASHORT MSCI EAFE

188	ULTRASHORT MSCI Emerging Markets

189	ULTRASHORT FTSE/Xinhua China 25

190	ULTRASHORT MSCI Japan

191	Statement of Assets and Liabilities

201	Statement of Operations

211	Statement of Changes in Net Assets

230	Financial Highlights

245	Notes to Financial Statements

262	Board Approval of Investment Advisory Agreement

264	Proxy Voting & Quarterly Portfolio Holdings Information

265	Change in Auditors

Dear Shareholder,

At the beginning of this reporting period, ProShares had just completed the most successful first year of any ETF company, ever.(1) Since that time, the enthusiastic response to ProShares ETFs has continued.

In fact, ProShares' assets under management grew by more than 65% during the reporting period, fueled in part by the introduction of six Short International ProShares. They are the only ETFs built to go up when foreign markets go down, making it simple for investors to get short exposure to markets abroad. UltraShort FTSE/Xinhua China 25 ProShares (FXP) had a particularly strong debut, trading more than 525,000 shares on its first day.(2)

ProShares now manages over $11 billion across a broad lineup of 58 ETFs that provides short or magnified exposure to practically any segment of the market, including a range of market cap, style, sector and international indexes. In the upcoming months, we plan to launch more innovative products, including the first ETFs that provide short exposure to the fixed-income market.

I believe our rapid growth demonstrates that investors value the newfound simplicity ProShares bring to implementing sophisticated investment strategies. I hope that our ETFs have indeed made it simple for you to execute your strategies, and on behalf of everyone at ProShares, I thank you for your confidence and trust.

Sincerely,

Michael Sapir
Chairman

Carefully consider the investment objectives, risks, and charges and expenses of ProShares before investing. This and other information can be found in the prospectus. For a ProShares prospectus, please download it at www.proshares.com and seek advice from your financial adviser or broker. Financial professionals can call ProShares at 866-PRO-5125.

Investing involves risk, including possible loss of principal. ProShares ETFs entail certain risks, including aggressive investment technique, inverse correlation and market price variance risks, all of which can increase volatility and decrease performance. In addition, ProShares ETFs are not diversified investments, and narrowly focused investments typically exhibit higher volatility and may be more susceptible to single-issuer risk than a more diversified fund. International investments, including emerging markets, may be subject to currency fluctuations and economic or political instability. ProShares ETFs are distributed by SEI Investments Distribution Co., which is not affiliated with the advisor or any other affiliate.

(1) According to FRC, the total assets in ProShares ETFs after the first 12 months of operation were more than any other ETF provider's assets after its first 12 months of operation.

(2) Source: Bloomberg.

Allocation of Portfolio Holdings & Index Composition

November 30, 2007 (Unaudited)

Ultra QQQ® (Ticker: QLD)

Ultra QQQ® ProShares seeks daily investment results, before fees and expenses, that correspond to twice the daily performance of the NASDAQ Index-100 Index®. The NASDAQ-100 Index represents the largest non-financial domestic and international issues listed on The NASDAQ Stock Market.

Market Exposure

Investment Type	% of Net Assets
Equity Securities	88%
Swap Agreements	102%
Futures Contracts	10%
200%

"Market Exposure" excludes any short-term investments and cash equivalents.

Largest Equity Holdings

Company	% of Net Assets
Apple, Inc.	11.1%
Microsoft Corp.	5.4%
Google, Inc., Class A	4.9%
Qualcomm, Inc.	4.1%
Research In Motion Ltd.	3.2%

Nasdaq-100
Index – Composition

% of Index
Technology	44.0%
Communications	28.9%
Consumer, Non-Cyclical	14.5%
Consumer, Cyclical	8.2%
Industrial	3.9%
Basic Materials	0.3%
Energy	0.2%

Ultra Dow 30SM (Ticker: DDM)

Ultra Dow30SM ProShares seeks daily investment results, before fees and expenses, that correspond to twice the daily performance of the Dow Jones Industrial AverageSM (DJIA). The DJIA is a price-weighted index maintained by editors of The Wall Street Journal. The DJIA includes 30 large-cap, "blue-chip" U.S. stocks, excluding utility and transportation companies.

Market Exposure

Investment Type	% of Net Assets
Equity Securities	86%
Swap Agreements	103%
Futures Contracts	11%
200%

"Market Exposure" excludes any short-term investments and cash equivalents.

Largest Equity Holdings

Company	% of Net Assets
International Business Machines Corp.	5.5%
Boeing Co.	4.9%
Exxon Mobil Corp.	4.7%
3M Co.	4.4%
Altria Group, Inc.	4.1%

Dow Jones U.S. Industrials Average
Index – Composition

% of Index
Industrial	25.4%
Consumer, Non-Cyclical	22.1%
Technology	13.2%
Financial	11.9%
Consumer, Cyclical	10.0%
Communications	7.0%
Energy	5.4%
Basic Materials	5.0%

Ultra S&P500® (Ticker: SSO)

Ultra S&P500® ProShares seeks daily investment results, before fees and expenses, that correspond to twice the daily performance of the S&P 500® Index. The S&P 500 Index is a measure of large-cap U.S. stock market performance.

Market Exposure

Investment Type	% of Net Assets
Equity Securities	86%
Swap Agreements	103%
Futures Contracts	11%
200%

"Market Exposure" excludes any short-term investments and cash equivalents.

Largest Equity Holdings

Company	% of Net Assets
Exxon Mobil Corp.	3.3%
General Electric Co.	2.6%
Microsoft Corp.	1.8%
AT&T, Inc.	1.5%
Procter & Gamble Co.	1.5%

S&P 500
Index – Composition

% of Index
Consumer, Non-Cyclical	20.9%
Financial	18.4%
Energy	11.9%
Industrial	11.9%
Communications	11.4%
Technology	11.3%
Consumer, Cyclical	7.3%
Utilities	3.5%
Basic Materials	3.3%
Diversified	0.1%

Ultra MidCap400 (Ticker: MVV)

Ultra MidCap400 ProShares seeks daily investment results, before fees and expenses, that correspond to twice the daily performance of the S&P MidCap 400 Index. The S&P MidCap 400 Index is a measure of mid-size company U.S. stock market performance.

Market Exposure

Investment Type	% of Net Assets
Equity Securities	88%
Swap Agreements	101%
Futures Contracts	11%
200%

"Market Exposure" excludes any short-term investments and cash equivalents.

Largest Equity Holdings

Company	% of Net Assets
Intuitive Surgical, Inc.	1.0%
Lyondell Chemical Co.	0.9%
Cameron International Corp.	0.8%
GameStop Corp., Class A	0.7%
Harris Corp.	0.7%

S&P MidCap400
Index – Composition

% of Index
Consumer, Non-Cyclical	19.5%
Industrial	16.2%
Financial	13.9%
Consumer, Cyclical	12.6%
Energy	9.9%
Technology	8.7%
Basic Materials	6.6%
Utilities	6.5%
Communications	6.1%

Allocation of Portfolio Holdings & Index Composition

November 30, 2007 (Unaudited) (continued)

Ultra SmallCap600 (Ticker:SAA)

Ultra SmallCap600 ProShares seeks daily investment results, before fees and expenses, that correspond to twice the daily performance of the S&P SmallCap 600 Index®. The S&P SmallCap 600 Index measures the performance of publicly traded securities in the small-capitalization sector of the United States equity market.

Market Exposure

Investment Type	% of Net Assets
Equity Securities	91%
Swap Agreements	108%
Futures Contracts	—
199%

"Market Exposure" excludes any short-term investments and cash equivalents.

Largest Equity Holdings

Company	% of Net Assets
Shaw Group, Inc. (The)	0.9%
Flir Systems, Inc.	0.8%
Trimble Navigation Ltd.	0.8%
Idexx Laboratories, Inc.	0.6%
Helix Energy Solutions Group, Inc.	0.6%

S&P SmallCap600
Index – Composition

% of Index
Industrial	21.6%
Consumer, Non-Cyclical	18.3%
Financial	15.5%
Consumer, Cyclical	15.2%
Technology	10.0%
Energy	7.5%
Utilities	4.7%
Communications	4.2%
Basic Materials	3.0%

Ultra Russell2000 (Ticker: UWM)

Ultra Russell2000 ProShares seeks daily investment results, before fees and expenses, that correspond to twice the daily performance of the Russell 2000® Index. The Russell 2000 Index is a measure of small-cap U.S. stock market performance.

Market Exposure

Investment Type	% of Net Assets
Equity Securities	90%
Swap Agreements	100%
Futures Contracts	10%
200%

"Market Exposure" excludes any short-term investments and cash equivalents.

Largest Equity Holdings

Company	% of Net Assets
Hologic, Inc.	0.6%
CF Industries Holdings, Inc.	0.4%
Exterran Holdings, Inc.	0.3%
Flir Systems, Inc.	0.3%
Priceline.com, Inc.	0.3%

Russell 2000
Index – Composition

% of Index
Consumer, Non-Cyclical	21.8%
Financial	19.1%
Industrial	14.9%
Consumer, Cyclical	12.0%
Technology	9.4%
Communications	9.3%
Energy	5.9%
Basic Materials	4.4%
Utilities	3.0%
Diversified	0.2%

Ultra Russell1000 Value (Ticker: UVG)

Ultra Russell1000 Value ProShares seeks daily investment results, before fees and expenses, that correspond to twice the daily performance of the Russell 1000® Value Index. The Russell 1000 Value Index is a subset of the Russell 1000 Index.

Market Exposure

Investment Type	% of Net Assets
Equity Securities	92%
Swap Agreements	107%
Futures Contracts	—
199%

"Market Exposure" excludes any short-term investments and cash equivalents.

Largest Equity Holdings

Company	% of Net Assets
Exxon Mobil Corp.	5.2%
General Electric Co.	4.5%
AT&T, Inc.	3.1%
Bank of America Corp.	2.7%
Chevron Corp.	2.4%

Russell 1000Value
Index – Composition

% of Index
Financial	30.1%
Consumer, Non-Cyclical	15.3%
Energy	15.2%
Industrial	11.4%
Communications	10.5%
Utilities	6.4%
Consumer, Cyclical	4.8%
Basic Materials	4.2%
Technology	2.0%
Diversified	0.1%

Ultra Russell1000 Growth (Ticker: UKF)

Ultra Russell1000 Growth ProShares seeks daily investment results, before fees and expenses, that correspond to twice the daily performance of the Russell 1000® Growth Index. The Russell 1000 Growth Index is a subset of the Russell 1000 Index.

Market Exposure

Investment Type	% of Net Assets
Equity Securities	90%
Swap Agreements	109%
Futures Contracts	—
199%

"Market Exposure" excludes any short-term investments and cash equivalents.

Largest Equity Holdings

Company	% of Net Assets
Microsoft Corp.	3.2%
Cisco Systems, Inc.	2.0%
Google, Inc., Class A	1.8%
Apple, Inc.	1.8%
Intel Corp.	1.8%

Russell 1000 Growth
Index – Composition

% of Index
Consumer, Non-Cyclical	25.4%
Technology	19.4%
Industrial	12.9%
Communications	11.7%
Consumer, Cyclical	10.7%
Energy	8.4%
Financial	7.2%
Basic Materials	3.0%
Utilities	1.3%

Allocation of Portfolio Holdings & Index Composition

November 30, 2007 (Unaudited) (continued)

Ultra Russell MidCap Value (Ticker: UVU)

Ultra Russell MidCap Value ProShares seeks daily investment results, before fees and expenses, that correspond to twice the daily performance of the Russell MidCap® Value Index. The Russell MidCap Value Index measures the performance of the mid-capitalization value sector of the United States equity market.

Market Exposure

Investment Type	% of Net Assets
Equity Securities	90%
Swap Agreements	109%
Futures Contracts	—
199%

"Market Exposure" excludes any short-term investments and cash equivalents.

Largest Equity Holdings

Company	% of Net Assets
Hess Corp.	1.0%
American Electric Power Co., Inc.	0.9%
Edison International	0.9%
Principal Financial Group, Inc.	0.8%
Sempra Energy	0.8%

Russell MidCap Value
Index – Composition

% of Index
Financial	28.1%
Utilities	13.5%
Industrial	11.7%
Consumer, Non-Cyclical	11.1%
Consumer, Cyclical	8.1%
Energy	7.8%
Communications	7.1%
Basic Materials	6.8%
Technology	5.4%
Diversified	0.4%

Ultra Russell MidCap Growth (Ticker: UKW)

Ultra Russell MidCap Growth ProShares seeks daily investment results, before fees and expenses, that correspond to twice the daily performance of the Russell MidCap® Growth Index. The Russell MidCap Growth Index measures the performance of the mid-capitalization growth sector of the United States equity market.

Market Exposure

Investment Type	% of Net Assets
Equity Securities	88%
Swap Agreements	111%
Futures Contracts	—
199%

"Market Exposure" excludes any short-term investments and cash equivalents.

Largest Equity Holdings

Company	% of Net Assets
National Oilwell Varco, Inc.	0.9%
Weatherford International Ltd.	0.8%
Allergan, Inc.	0.7%
Precision Castparts Corp.	0.7%
Yum! Brands, Inc.	0.7%

Russell MidCap Growth
Index – Composition

% of Index
Consumer, Non-Cyclical	18.8%
Industrial	16.6%
Technology	15.2%
Consumer, Cyclical	14.6%
Energy	11.8%
Financial	8.4%
Communications	7.7%
Basic Materials	3.8%
Utilities	3.1%

Ultra Russell2000 Value (Ticker: UVT)

Ultra Russell2000 Value ProShares seeks daily investment results, before fees and expenses, that correspond to twice the daily performance of the Russell 2000® Value Index. The Russell 2000 Value Index is a subset of the Russell 2000 Index, and measures the performance of the small-capitalization value sector of the United States equity market.

Market Exposure

Investment Type	% of Net Assets
Equity Securities	93%
Swap Agreements	106%
Futures Contracts	—
199%

"Market Exposure" excludes any short-term investments and cash equivalents.

Largest Equity Holdings

Company	% of Net Assets
Exterran Holdings, Inc.	0.7%
CF Industries Holdings, Inc.	0.7%
Realty Income Corp. (REIT)	0.4%
Aptargroup, Inc.	0.4%
Westar Energy, Inc.	0.4%

Russell 2000 Value
Index – Composition

% of Index
Financial	32.2%
Industrial	13.9%
Consumer, Non-Cyclical	12.9%
Consumer, Cyclical	10.6%
Communications	7.4%
Technology	6.1%
Basic Materials	5.9%
Utilities	5.8%
Energy	4.9%
Diversified	0.3%

Ultra Russell2000 Growth (Ticker: UKK)

Ultra Russell2000 Growth ProShares seeks daily investment results, before fees and expenses, that correspond to twice the daily performance of the Russell 2000® Growth Index. The Russell 2000 Growth Index is a subset of the Russell 2000 Index, and measures the performance of the small-capitalization growth sector of the United States equity market.

Market Exposure

Investment Type	% of Net Assets
Equity Securities	91%
Swap Agreements	108%
Futures Contracts	—
199%

"Market Exposure" excludes any short-term investments and cash equivalents.

Largest Equity Holdings

Company	% of Net Assets
Hologic, Inc.	1.1%
Flir Systems, Inc.	0.6%
priceline.com, Inc.	0.6%
Chipotle Mexican Grill, Inc., Class B	0.5%
Equinix, Inc.	0.5%

Russell 2000 Growth
Index – Composition

% of Index
Consumer, Non-Cyclical	29.7%
Industrial	15.8%
Consumer, Cyclical	13.2%
Technology	12.3%
Communications	11.0%
Financial	7.7%
Energy	6.7%
Basic Materials	3.0%
Utilities	0.6%

Allocation of Portfolio Holdings & Index Composition

November 30, 2007 (Unaudited) (continued)

Ultra Basic Materials (Ticker: UYM)

Ultra Basic Materials ProShares seeks daily investment results, before fees and expenses, that correspond to twice the daily performance of the Dow Jones U.S. Basic Materials Index. The Dow Jones U.S. Basic Materials Index measures the performance of the basic materials industry of the U.S. equity market.

Market Exposure

Investment Type	% of Net Assets
Equity Securities	83%
Swap Agreements	116%
Futures Contracts	—
199%

"Market Exposure" excludes any short-term investments and cash equivalents.

Largest Equity Holdings

Company	% of Net Assets
Monsanto Co.	8.0%
EI Du Pont de Nemours & Co.	6.4%
Dow Chemical Co. (The)	6.1%
Freeport-McMoRan Copper & Gold, Inc.	5.6%
Alcoa, Inc.	4.8%

Dow Jones U.S. Basic Materials
Index – Composition

% of Index
Chemicals	55.9%
Industrial Metals	26.6%
Mining	11.0%
Forestry and Paper	6.5%

Ultra Consumer Goods (Ticker: UGE)

Ultra Consumer Goods ProShares seeks daily investment results, before fees and expenses, that correspond to twice the daily performance of the Dow Jones U.S. Consumer Goods Index. The Dow Jones U.S. Consumer Goods Index measures the performance of consumer spending in the goods industry of the U.S. equity market.

Market Exposure

Investment Type	% of Net Assets
Equity Securities	90%
Swap Agreements	109%
Futures Contracts	—
199%

"Market Exposure" excludes any short-term investments and cash equivalents.

Largest Equity Holdings

Company	% of Net Assets
Procter & Gamble Co.	14.6%
Altria Group, Inc.	10.3%
Coca-Cola Co. (The)	8.4%
PepsiCo, Inc.	7.9%
Kraft Foods, Inc.	3.5%

Dow Jones U.S. Consumer Goods
Index – Composition

% of Index
Beverages	23.4%
Household Goods	22.9%
Food Producers	16.5%
Tobacco	13.8%
Personal Goods	11.3%
Automobiles and Parts	6.9%
Leisure Goods	5.2%

Ultra Consumer Services (Ticker: UCC)

Ultra Consumer Services ProShares seeks daily investment results, before fees and expenses, that correspond to twice the daily performance of the Dow Jones U.S. Consumer Services Index. The Dow Jones U.S. Consumer Services Index measures the performance of consumer spending in the services industry of the U.S. equity market.

Market Exposure

Investment Type	% of Net Assets
Equity Securities	85%
Swap Agreements	114%
Futures Contracts	—
199%

"Market Exposure" excludes any short-term investments and cash equivalents.

Largest Equity Holdings

Company	% of Net Assets
Wal-Mart Stores, Inc.	6.1%
McDonald's Corp.	3.5%
Time Warner, Inc.	3.2%
Walt Disney Co. (The)	3.0%
CVS Caremark Corp.	3.0%

Dow Jones U.S. Consumer Services
Index – Composition

% of Index
General Retailers	38.6%
Media	29.3%
Travel and Leisure	18.8%
Food and Drug Retailers	13.3%

Ultra Financials (Ticker: UYG)

Ultra Financials ProShares seeks daily investment results, before fees and expenses, that correspond to twice the daily performance of the Dow Jones U.S. Financials Index. The Dow Jones U.S. Financials Index measures the performance of the financial services industry of the U.S. equity market.

Market Exposure

Investment Type	% of Net Assets
Equity Securities	85%
Swap Agreements	114%
Futures Contracts	—
199%

"Market Exposure" excludes any short-term investments and cash equivalents.

Largest Equity Holdings

Company	% of Net Assets
Bank of America Corp.	6.3%
Citigroup, Inc.	5.1%
JPMorgan Chase & Co.	4.7%
American International Group, Inc.	4.0%
Wells Fargo & Co.	3.2%

Dow Jones U.S. Financials
Index – Composition

% of Index
Banks	39.1%
General Financial	26.8%
Nonlife Insurance	16.4%
Real Estate	11.0%
Life Insurance	6.7%

Allocation of Portfolio Holdings & Index Composition

November 30, 2007 (Unaudited) (continued)

Ultra Health Care (Ticker: RXL)

Ultra Health Care ProShares seeks daily investment results, before fees and expenses, that correspond to twice the daily performance of the Dow Jones U.S. Health Care Index. The Dow Jones U.S. Health Care Index measures the performance of the healthcare industry of the U.S. equity market.

Market Exposure

Investment Type	% of Net Assets
Equity Securities	84%
Swap Agreements	115%
Futures Contracts	—
199%

"Market Exposure" excludes any short-term investments and cash equivalents.

Largest Equity Holdings

Company	% of Net Assets
Johnson & Johnson	9.1%
Pfizer, Inc.	7.7%
Merck & Co., Inc.	6.0%
Abbott Laboratories	4.1%
UnitedHealth Group, Inc.	3.4%

Dow Jones U.S. Health Care
Index – Composition

% of Index
Pharmaceuticals and Biotech	63.2%
Health Care and Equipment Services	36.8%

Ultra Industrials (Ticker: UXI)

Ultra Industrials ProShares seeks daily investment results, before fees and expenses, that correspond to twice the daily performance of the Dow Jones U.S. Industrials Index. The Dow Jones U.S. Industrials Index measures the performance of the industrial industry of the U.S. equity market.

Market Exposure

Investment Type	% of Net Assets
Equity Securities	89%
Swap Agreements	111%
Futures Contracts	—
200%

"Market Exposure" excludes any short-term investments and cash equivalents.

Largest Equity Holdings

Company	% of Net Assets
General Electric Co.	16.8%
United Technologies Corp.	2.9%
Boeing Co.	2.8%
3M Co.	2.4%
United Parcel Service, Inc., Class B	2.1%

Dow Jones U.S. Industrials
Index – Composition

% of Index
General Industrials	29.7%
Aerospace and Defense	17.3%
Support Services	12.4%
Industrial Engineering	11.9%
Industrial Transportation	11.0%
Electronic & Electrical Equipment	11.0%
Construction and Materials	6.7%

Ultra Oil & Gas (Ticker: DIG)

Ultra Oil & Gas ProShares seeks daily investment results, before fees and expenses, that correspond to twice the daily performance of the Dow Jones U.S. Oil & Gas Index. The Dow Jones U.S. Oil & Gas Index measures the performance of the oil and gas industry of the U.S. equity market.

Market Exposure

Investment Type	% of Net Assets
Equity Securities	89%
Swap Agreements	110%
Futures Contracts	—
199%

"Market Exposure" excludes any short-term investments and cash equivalents.

Largest Equity Holdings

Company	% of Net Assets
Exxon Mobil Corp.	26.8%
Chevron Corp.	10.1%
ConocoPhillips	6.6%
Schlumberger Ltd.	6.0%
Occidental Petroleum Corp.	3.2%

Dow Jones U.S. Oil & Gas
Index – Composition

% of Index
Oil and Gas Producers	75.2%
Oil Equipment, Services and Distribution	24.8%

Ultra Real Estate (Ticker: URE)

Ultra Real Estate ProShares seeks daily investment results, before fees and expenses, that correspond to twice the daily performance of the Dow Jones U.S. Real Estate Index. The Dow Jones U.S. Real Estate Index measures the performance of the real estate sector of the U.S. equity market.

Market Exposure

Investment Type	% of Net Assets
Equity Securities	85%
Swap Agreements	114%
Futures Contracts	—
199%

"Market Exposure" excludes any short-term investments and cash equivalents.

Largest Equity Holdings

Company	% of Net Assets
Simon Property Group, Inc.	6.1%
Prologis	4.7%
Vornado Realty Trust	3.6%
Boston Properties, Inc.	3.3%
General Growth Properties, Inc.	3.0%

Dow Jones U.S. Real Estate
Index – Composition

% of Index
Real Estate	100%

Allocation of Portfolio Holdings & Index Composition

November 30, 2007 (Unaudited) (continued)

Ultra Semiconductors (Ticker: USD)

Ultra Semiconductors ProShares seeks daily investment results, before fees and expenses, that correspond to twice the daily performance of the Dow Jones U.S. Semiconductors Index. The Dow Jones U.S. Semiconductors Index measures the performance of the semiconductor subsector of the U.S. equity market.

Market Exposure

Investment Type	% of Net Assets
Equity Securities	87%
Swap Agreements	112%
Futures Contracts	—
199%

"Market Exposure" excludes any short-term investments and cash equivalents.

Largest Equity Holdings

Company	% of Net Assets
Intel Corp.	30.7%
Texas Instruments, Inc.	9.2%
Applied Materials, Inc.	5.3%
MEMC Electronic Materials, Inc.	3.5%
Nvidia Corp.	3.5%

Dow Jones U.S. Semiconductors
Index – Composition

% of Index
Semiconductors	100%

Ultra Technology (Ticker: ROM)

Ultra Technology ProShares seeks daily investment results, before fees and expenses, that correspond to twice the daily performance of the Dow Jones U.S. Technology Index. The Dow Jones U.S. Technology Index measures the performance of the technology industry of the U.S. equity market.

Market Exposure

Investment Type	% of Net Assets
Equity Securities	90%
Swap Agreements	109%
Futures Contracts	—
199%

"Market Exposure" excludes any short-term investments and cash equivalents.

Largest Equity Holdings

Company	% of Net Assets
Microsoft Corp.	11.2%
Cisco Systems, Inc.	6.8%
Google, Inc., Class A	6.3%
Apple, Inc.	6.3%
Intel Corp.	6.1%

Dow Jones U.S. Technology
Index – Composition

% of Index
Technology Hardware and Equipment	58.7%
Software and Computer Services	41.3%

Ultra Utilities (Ticker: UPW)

Ultra Utilities ProShares seeks daily investment results, before fees and expenses, that correspond to twice the daily performance of the Dow Jones U.S. Utilities Index. The Dow Jones U.S. Utilities Index measures the performance of the utilities industry of the U.S. equity market.

Market Exposure

Investment Type	% of Net Assets
Equity Securities	85%
Swap Agreements	115%
Futures Contracts	—
200%

"Market Exposure" excludes any short-term investments and cash equivalents.

Largest Equity Holdings

Company	% of Net Assets
Exelon Corp.	7.4%
Southern Co.	3.9%
Dominion Resources, Inc.	3.8%
FPL Group, Inc.	3.5%
Duke Energy Corp.	3.4%

Dow Jones U.S. Utilities
Index – Composition

% of Index
Electricity	74.2%
Gas, Water & Multi Utilities	25.8%

Short QQQ® (Ticker: PSQ)

Short QQQ® ProShares seeks daily investment results, before fees and expenses, that correspond to the inverse daily performance of the NASDAQ Index-100 Index®. The NASDAQ-100 Index represents the largest non-financial domestic and international issues listed on The NASDAQ Stock Market.

Market Exposure

Investment Type	% of Net Assets
Equity Securities	—
Swap Agreements	-90%
Futures Contracts	-10%
-100%

"Market Exposure" excludes any short-term investments and cash equivalents.

Nasdaq-100 Index – Composition

% of Index
Technology	44.0%
Communications	28.9%
Consumer, Non-Cyclical	14.5%
Consumer, Cyclical	8.2%
Industrial	3.9%
Basic Materials	0.3%
Energy	0.2%

Allocation of Portfolio Holdings & Index Composition

November 30, 2007 (Unaudited) (continued)

Short Dow30SM (Ticker: DOG)

Short Dow30SM ProShares seeks daily investment results, before fees and expenses, that correspond to the inverse daily performance of the Dow Jones Industrial AverageSM (DJIA). The DJIA is a price-weighted index maintained by editors of The Wall Street Journal. The DJIA includes 30 large-cap, "blue-chip"U.S. stocks, excluding utility and transportation companies.

Market Exposure

Investment Type	% of Net Assets
Equity Securities	—
Swap Agreements	-91%
Futures Contracts	-9%
-100%

"Market Exposure" excludes any short-term investments and cash equivalents.

Dow Jones Industrial Average Index – Composition

% of Index
Industrial	25.4%
Consumer, Non-Cyclical	22.1%
Technology	13.2%
Financial	11.9%
Consumer, Cyclical	10.0%
Communications	7.0%
Energy	5.4%
Basic Materials	5.0%

Short S&P500® (Ticker: SH)

Short S&P500® ProShares seeks daily investment results, before fees and expenses, that correspond to the inverse daily performance of the S&P 500® Index. The S&P 500 Index is a measure of large-cap U.S. stock market performance.

Market Exposure

Investment Type	% of Net Assets
Equity Securities	—
Swap Agreements	-91%
Futures Contracts	-9%
-100%

"Market Exposure" excludes any short-term investments and cash equivalents.

S&P 500 Index – Composition

% of Index
Consumer, Non-Cyclical	20.9%
Financial	18.4%
Energy	11.9%
Industrial	11.9%
Communications	11.4%
Technology	11.3%
Consumer, Cyclical	7.3%
Utilities	3.5%
Basic Materials	3.3%
Diversified	0.1%

Short MidCap400 (Ticker: MYY)

Short MidCap400 ProShares seeks daily investment results, before fees and expenses, that correspond to the inverse daily performance of the S&P MidCap 400 Index. The S&P MidCap 400 Index is a measure of mid-size company U.S. stock market performance.

Market Exposure

Investment Type	% of Net Assets
Equity Securities	—
Swap Agreements	-91%
Futures Contracts	-9%
-100%

"Market Exposure" excludes any short-term investments and cash equivalents.

S&P MidCap400 Index – Composition

% of Index
Consumer, Non-Cyclical	19.5%
Industrial	16.2%
Financial	13.9%
Consumer, Cyclical	12.6%
Energy	9.9%
Technology	8.7%
Basic Materials	6.6%
Utilities	6.5%
Communications	6.1%

Short SmallCap600 (Ticker: SBB)

Short SmallCap600 ProShares seeks daily investment results, before fees and expenses, that correspond to the inverse daily performance of the S&P SmallCap 600 Index®. The S&P SmallCap 600 Index measures the performance of publicly traded securities in the small-capitalization sector of the United States equity market.

Market Exposure

Investment Type	% of Net Assets
Equity Securities	—
Swap Agreements	-100%
Futures Contracts	—
-100%

"Market Exposure" excludes any short-term investments and cash equivalents.

S&P SmallCap 600 Index – Composition

% of Index
Industrial	21.6%
Consumer, Non-Cyclical	18.3%
Financial	15.5%
Consumer, Cyclical	15.2%
Technology	10.0%
Energy	7.5%
Utilities	4.7%
Communications	4.2%
Basic Materials	3.0%

Allocation of Portfolio Holdings & Index Composition

November 30, 2007 (Unaudited) (continued)

Short Russell2000 (Ticker: RWM)

Short Russell2000 ProShares seeks daily investment results, before fees and expenses, that correspond to the inverse daily performance of the Russell 2000® Index. The Russell 2000 Index is a measure of small-cap U.S. stock market performance.

Market Exposure

Investment Type	% of Net Assets
Equity Securities	—
Swap Agreements	-90%
Futures Contracts	-10%
-100%

"Market Exposure" excludes any short-term investments and cash equivalents.

Russell 2000 Index – Composition

% of Index
Consumer, Non-Cyclical	21.8%
Financial	19.1%
Industrial	14.9%
Consumer, Cyclical	12.0%
Technology	9.4%
Communications	9.3%
Energy	5.9%
Basic Materials	4.4%
Utilities	3.0%
Diversified	0.2%

UltraShort QQQ® (Ticker: QID)

UltraShort QQQ® ProShares seeks daily investment results, before fees and expenses, that correspond to twice the inverse daily performance of the NASDAQ Index-100 Index®. The NASDAQ-100 Index represents the largest non-financial domestic and international issues listed on The NASDAQ Stock Market.

Market Exposure

Investment Type	% of Net Assets
Equity Securities	—
Swap Agreements	-192%
Futures Contracts	-8%
-200%

"Market Exposure" excludes any short-term investments and cash equivalents.

Nasdaq-100 Index – Composition

% of Index
Technology	44.0%
Communications	28.9%
Consumer, Non-Cyclical	14.5%
Consumer, Cyclical	8.2%
Industrial	3.9%
Basic Materials	0.3%
Energy	0.2%

UltraShort Dow30SM (Ticker: DXD)

UltraShort Dow30SM ProShares seeks daily investment results, before fees and expenses, that correspond to twice the inverse daily performance of the Dow Jones Industrial AverageSM (DJIA). The DJIA is a price-weighted index maintained by editors of The Wall Street Journal. The DJIA includes 30 large-cap, "blue-chip" U.S. stocks, excluding utility and transportation companies.

Market Exposure

Investment Type	% of Net Assets
Equity Securities	—
Swap Agreements	-192%
Futures Contracts	-8%
-200%

"Market Exposure" excludes any short-term investments and cash equivalents.

Dow Jones Industrial Average Index – Composition

% of Index
Industrial	25.4%
Consumer, Non-Cyclical	22.1%
Technology	13.2%
Financial	11.9%
Consumer, Cyclical	10.0%
Communications	7.0%
Energy	5.4%
Basic Materials	5.0%

UltraShort S&P500® (Ticker: SDS)

UltraShort S&P500® ProShares seeks daily investment results, before fees and expenses, that correspond to twice the inverse daily performance of the S&P 500® Index. The S&P 500 Index is a measure of large-cap U.S. stock market performance.

Market Exposure

Investment Type	% of Net Assets
Equity Securities	—
Swap Agreements	-192%
Futures Contracts	-8%
-200%

"Market Exposure" excludes any short-term investments and cash equivalents.

S&P 500 Index – Composition

% of Index
Consumer, Non-Cyclical	20.9%
Financial	18.4%
Energy	11.9%
Industrial	11.9%
Communications	11.4%
Technology	11.3%
Consumer, Cyclical	7.3%
Utilities	3.5%
Basic Materials	3.3%
Diversified	0.1%

Allocation of Portfolio Holdings & Index Composition

November 30, 2007 (Unaudited) (continued)

UltraShort MidCap400 (Ticker: MZZ)

UltraShort MidCap400 ProShares seeks daily investment results, before fees and expenses, that correspond to twice the inverse daily performance of the S&P MidCap 400 Index. The S&P MidCap 400 Index is a measure of mid-size company U.S. stock market performance.

Market Exposure

Investment Type	% of Net Assets
Equity Securities	—
Swap Agreements	-192%
Futures Contracts	-8%
-200%

"Market Exposure" excludes any short-term investments and cash equivalents.

S&P MidCap400 Index – Composition

% of Index
Consumer, Non-Cyclical	19.5%
Industrial	16.2%
Financial	13.9%
Consumer, Cyclical	12.6%
Energy	9.9%
Technology	8.7%
Basic Materials	6.6%
Utilities	6.5%
Communications	6.1%

UltraShort SmallCap600 (Ticker: SDD)

UltraShort SmallCap600 ProShares seeks daily investment results, before fees and expenses, that correspond to twice the inverse daily performance of the S&P SmallCap 600 Index®. The S&P SmallCap 600 Index measures the performance of publicly traded securities in the small-capitalization sector of the United States equity market.

Market Exposure

Investment Type	% of Net Assets
Equity Securities	—
Swap Agreements	-201%
Futures Contracts	—
-201%

"Market Exposure" excludes any short-term investments and cash equivalents.

S&P SmallCap 600 Index – Composition

% of Index
Industrial	21.6%
Consumer, Non-Cyclical	18.3%
Financial	15.5%
Consumer, Cyclical	15.2%
Technology	10.0%
Energy	7.5%
Utilities	4.7%
Communications	4.2%
Basic Materials	3.0%

UltraShort Russell2000 (Ticker: TWM)

UltraShort Russell2000 ProShares seeks daily investment results, before fees and expenses, that correspond to twice the inverse daily performance of the Russell 2000® Index. The Russell 2000 Index is a measure of small-cap U.S. stock market performance.

Market Exposure

Investment Type	% of Net Assets
Equity Securities	—
Swap Agreements	-190%
Futures Contracts	-10%
-200%

"Market Exposure" excludes any short-term investments and cash equivalents.

Russell 2000 Index – Composition

% of Index
Consumer, Non-Cyclical	21.8%
Financial	19.1%
Industrial	14.9%
Consumer, Cyclical	12.0%
Technology	9.4%
Communications	9.3%
Energy	5.9%
Basic Materials	4.4%
Utilities	3.0%
Diversified	0.2%

UltraShort Russell1000 Value (Ticker: SJF)

UltraShort Russell1000 Value ProShares seeks daily investment results, before fees and expenses, that correspond to twice the inverse daily performance of the Russell 1000® Value Index. The Russell 1000 Value Index is a subset of the Russell 1000 Index.

Market Exposure

Investment Type	% of Net Assets
Equity Securities	—
Swap Agreements	-201%
Futures Contracts	—
-201%

"Market Exposure" excludes any short-term investments and cash equivalents.

Russell 1000 Value Index – Composition

% of Index
Financial	30.1%
Consumer, Non-Cyclical	15.3%
Energy	15.2%
Industrial	11.4%
Communications	10.5%
Utilities	6.4%
Consumer, Cyclical	4.8%
Basic Materials	4.2%
Technology	2.0%
Diversified	0.1%

Allocation of Portfolio Holdings & Index Composition

November 30, 2007 (Unaudited) (continued)

UltraShort Russell1000 Growth (Ticker: SKF)

UltraShort Russell1000 Growth ProShares seeks daily investment results, before fees and expenses, that correspond to twice the inverse daily performance of the Russell 1000® Growth Index. The Russell 1000 Growth Index is a subset of the Russell 1000 Index.

Market Exposure

Investment Type	% of Net Assets
Equity Securities	—
Swap Agreements	-201%
Futures Contracts	—
-201%

"Market Exposure" excludes any short-term investments and cash equivalents.

Russell 1000 Growth Index – Composition

% of Index
Consumer, Non-Cyclical	25.4%
Technology	19.4%
Industrial	12.9%
Communications	11.7%
Consumer, Cyclical	10.7%
Energy	8.4%
Financial	7.2%
Basic Materials	3.0%
Utilities	1.3%

UltraShort Russell MidCap Value (Ticker: SJL)

UltraShort Russell MidCap Value ProShares seeks daily investment results, before fees and expenses, that correspond to twice the inverse daily performance of the Russell MidCap® Value Index. The Russell MidCap Value Index measures the performance of the mid-capitalization value sector of the United States equity market.

Market Exposure

Investment Type	% of Net Assets
Equity Securities	—
Swap Agreements	-201%
Futures Contracts	—
-201%

"Market Exposure" excludes any short-term investments and cash equivalents.

Russell MidCap Value Index – Composition

% of Index
Financial	28.1%
Utilities	13.5%
Industrial	11.7%
Consumer, Non-Cyclical	11.1%
Consumer, Cyclical	8.1%
Energy	7.8%
Communications	7.1%
Basic Materials	6.8%
Technology	5.4%
Diversified	0.4%

UltraShort Russell MidCap Growth (Ticker: SDK)

UltraShort Russell MidCap Growth ProShares seeks daily investment results, before fees and expenses, that correspond to twice the inverse daily performance of the Russell MidCap® Growth Index. The Russell MidCap Growth Index measures the performance of the mid-capitalization growth sector of the United States equity market.

Market Exposure

Investment Type	% of Net Assets
Equity Securities	—
Swap Agreements	-201%
Futures Contracts	—
-201%

"Market Exposure" excludes any short-term investments and cash equivalents.

Russell MidCap Growth Index – Composition

% of Index
Consumer, Non-Cyclical	18.8%
Industrial	16.6%
Technology	15.2%
Consumer, Cyclical	14.6%
Energy	11.8%
Financial	8.4%
Communications	7.7%
Basic Materials	3.8%
Utilities	3.1%

UltraShort Russell2000 Value (Ticker: SJH)

UltraShort Russell2000 Value ProShares seeks daily investment results, before fees and expenses, that correspond to twice the inverse daily performance of the Russell 2000® Value Index. The Russell 2000 Value Index is a subset of the Russell 2000 Index, and measures the performance of the small-capitalization value sector of the United States equity market.

Market Exposure

Investment Type	% of Net Assets
Equity Securities	—
Swap Agreements	-201%
Futures Contracts	—
-201%

"Market Exposure" excludes any short-term investments and cash equivalents.

Russell 2000 Value Index – Composition

% of Index
Financial	32.2%
Industrial	13.9%
Consumer, Non-Cyclical	12.9%
Consumer, Cyclical	10.6%
Communications	7.4%
Technology	6.1%
Basic Materials	5.9%
Utilities	5.8%
Energy	4.9%
Diversified	0.3%

Allocation of Portfolio Holdings & Index Composition

November 30, 2007 (Unaudited) (continued)

UltraShort Russell2000 Growth (Ticker: SKK)

UltraShort Russell2000 Growth ProShares seeks daily investment results, before fees and expenses, that correspond to twice the inverse daily performance of the Russell 2000® Growth Index. The Russell 2000 Growth Index is a subset of the Russell 2000 Index, and measures the performance of the small-capitalization growth sector of the United States equity market.

Market Exposure

Investment Type	% of Net Assets
Equity Securities	—
Swap Agreements	-201%
Futures Contracts	—
-201%

"Market Exposure" excludes any short-term investments and cash equivalents.

Russell 2000 Growth Index – Composition

% of Index
Consumer, Non-Cyclical	29.7%
Industrial	15.8%
Consumer, Cyclical	13.2%
Technology	12.3%
Communications	11.0%
Financial	7.7%
Energy	6.7%
Basic Materials	3.0%
Utilities	0.6%

UltraShort Basic Materials (Ticker: SMN)

UltraShort Basic Materials ProShares seeks daily investment results, before fees and expenses, that correspond to twice the inverse daily performance of the Dow Jones U.S. Basic Materials Index. The Dow Jones U.S. Basic Materials Index measures the performance of the basic materials industry of the U.S. equity market.

Market Exposure

Investment Type	% of Net Assets
Equity Securities	—
Swap Agreements	-201%
Futures Contracts	—
-201%

"Market Exposure" excludes any short-term investments and cash equivalents.

Dow Jones U.S. Basic Materials Index – Composition

% of Index
Chemicals	55.9%
Industrial Metals	26.6%
Mining	11.0%
Forestry and Paper	6.5%

UltraShort Consumer Goods (Ticker: SZK)

UltraShort Consumer Goods ProShares seeks daily investment results, before fees and expenses, that correspond to twice the inverse daily performance of the Dow Jones U.S. Consumer Goods Index. The Dow Jones U.S. Consumer Goods Index measures the performance of consumer spending in the goods industry of the U.S. equity market.

Market Exposure

Investment Type	% of Net Assets
Equity Securities	—
Swap Agreements	-202%
Futures Contracts	—
-202%

"Market Exposure" excludes any short-term investments and cash equivalents.

Dow Jones U.S. Consumer Goods Index – Composition

% of Index
Beverages	23.4%
Household Goods	22.9%
Food Producers	16.5%
Tobacco	13.8%
Personal Goods	11.3%
Automobiles and Parts	6.9%
Leisure Goods	5.2%

UltraShort Consumer Services (Ticker: SCC)

UltraShort Consumer Services ProShares seeks daily investment results, before fees and expenses, that correspond to twice the inverse daily performance of the Dow Jones U.S. Consumer Services Index. The Dow Jones U.S. Consumer Services Index measures the performance of consumer spending in the services industry of the U.S. equity market.

Market Exposure

Investment Type	% of Net Assets
Equity Securities	—
Swap Agreements	-201%
Futures Contracts	—
-201%

"Market Exposure" excludes any short-term investments and cash equivalents.

Dow Jones U.S. Consumer Services Index – Composition

% of Index
General Retailers	38.6%
Media	29.3%
Travel and Leisure	18.8%
Food and Drug Retailers	13.3%

Allocation of Portfolio Holdings & Index Composition

November 30, 2007 (Unaudited) (continued)

UltraShort Financials (Ticker: SKF)

UltraShort Financials ProShares seeks daily investment results, before fees and expenses, that correspond to twice the inverse daily performance of the Dow Jones U.S. Financials Index. The Dow Jones U.S. Financials Index measures the performance of the financial services industry of the U.S. equity market.

Market Exposure

Investment Type	% of Net Assets
Equity Securities	—
Swap Agreements	-203%
Futures Contracts	—
-203%

"Market Exposure" excludes any short-term investments and cash equivalents.

Dow Jones U.S. Financials Index – Composition

% of Index
Banks	39.1%
General Financial	26.8%
Nonlife Insurance	16.4%
Real Estate	11.0%
Life Insurance	6.7%

UltraShort Health Care (Ticker: RXD)

UltraShort Health Care ProShares seeks daily investment results, before fees and expenses, that correspond to twice the inverse daily performance of the Dow Jones U.S. Health Care Index. The Dow Jones U.S. Health Care Index measures the performance of the healthcare industry of the U.S. equity market.

Market Exposure

Investment Type	% of Net Assets
Equity Securities	—
Swap Agreements	-200%
Futures Contracts	—
-200%

"Market Exposure" excludes any short-term investments and cash equivalents.

Dow Jones U.S. Health Care Index – Composition

% of Index
Pharmaceuticals and Biotech	63.2%
Health Care and Equipment Services	36.8%

UltraShort Industrials (Ticker: SIJ)

UltraShort Industrials ProShares seeks daily investment results, before fees and expenses, that correspond to twice the inverse daily performance of the Dow Jones U.S. Industrials Index. The Dow Jones U.S. Industrials Index measures the performance of the industrial industry of the U.S. equity market.

Market Exposure

Investment Type	% of Net Assets
Equity Securities	—
Swap Agreements	-201%
Futures Contracts	—
-201%

"Market Exposure" excludes any short-term investments and cash equivalents.

Dow Jones U.S. Industrials Index – Composition

% of Index
General Industrials	29.7%
Aerospace and Defense	17.3%
Support Services	12.4%
Industrial Engineering	11.9%
Industrial Transportation	11.0%
Electronic & Electrical Equipment	11.0%
Construction and Materials	6.7%

UltraShort Oil & Gas (Ticker: DUG)

UltraShort Oil & Gas ProShares seeks daily investment results, before fees and expenses, that correspond to twice the inverse daily performance of the Dow Jones U.S. Oil & Gas Index. The Dow Jones U.S. Oil & Gas Index measures the performance of the oil and gas industry of the U.S. equity market.

Market Exposure

Investment Type	% of Net Assets
Equity Securities	—
Swap Agreements	-202%
Futures Contracts	—
-202%

"Market Exposure" excludes any short-term investments and cash equivalents.

Dow Jones U.S. Oil & Gas Index – Composition

% of Index
Oil and Gas Producers	75.2%
Oil Equipment, Services and Distribution	24.8%

Allocation of Portfolio Holdings & Index Composition

November 30, 2007 (Unaudited) (continued)

UltraShort Real Estate (Ticker: SRS)

UltraShort Real Estate ProShares seeks daily investment results, before fees and expenses, that correspond to twice the inverse daily performance of the Dow Jones U.S. Real Estate Index. The Dow Jones U.S. Real Estate Index measures the performance of the real estate sector of the U.S. equity market.

Market Exposure

Investment Type	% of Net Assets
Equity Securities	—
Swap Agreements	-202%
Futures Contracts	—
-202%

"Market Exposure" excludes any short-term investments and cash equivalents.

Dow Jones U.S. Real Estate Index – Composition

% of Index
Real Estate	100%

UltraShort Semiconductors (Ticker: SSG)

UltraShort Semiconductors ProShares seeks daily investment results, before fees and expenses, that correspond to twice the inverse daily performance of the Dow Jones U.S. Semiconductors Index. The Dow Jones U.S. Semiconductors Index measures the performance of the semiconductor subsector of the U.S. equity market.

Market Exposure

Investment Type	% of Net Assets
Equity Securities	—
Swap Agreements	-200%
Futures Contracts	—
-200%

"Market Exposure" excludes any short-term investments and cash equivalents.

Dow Jones U.S. Semiconductors Index – Composition

% of Index
Semiconductors	100%

UltraShort Technology (Ticker: REW)

UltraShort Technology ProShares seeks daily investment results, before fees and expenses, that correspond to twice the inverse daily performance of the Dow Jones U.S. Technology Index. The Dow Jones U.S. Technology Index measures the performance of the technology industry of the U.S. equity market.

Market Exposure

Investment Type	% of Net Assets
Equity Securities	—
Swap Agreements	-201%
Futures Contracts	—
-201%

"Market Exposure" excludes any short-term investments and cash equivalents.

Dow Jones U.S. Technology Index – Composition

% of Index
Technology Hardware and Equipment	58.7%
Software and Computer Services	41.3%

UltraShort Utilities (Ticker: SDP)

UltraShort Utilities ProShares seeks daily investment results, before fees and expenses, that correspond to twice the inverse daily performance of the Dow Jones U.S. Utilities Index. The Dow Jones U.S. Utilities Index measures the performance of the utilities industry of the U.S. equity market.

Market Exposure

Investment Type	% of Net Assets
Equity Securities	—
Swap Agreements	-201%
Futures Contracts	—
-201%

"Market Exposure" excludes any short-term investments and cash equivalents.

Dow Jones U.S. Utilities Index – Composition

% of Index
Electricity	74.2%
Gas, Water & Multi Utilities	25.8%

Allocation of Portfolio Holdings & Index Composition

November 30, 2007 (Unaudited) (continued)

Short MSCI EAFE (Ticker: EFZ)

Short MSCI EAFE ProShares seeks daily investment results, before fees and expenses, that correspond to the inverse daily performance of the MSCI EAFE Index. The MSCI EAFE Index adjusts the market capitalization of index constituents for free float and targets for index inclusion 85% of free float-adjusted market capitalization in each industry group, in developed market countries, excluding the US and Canada.

Market Exposure

Investment Type	% of Net Assets
Equity Securities	—
Swap Agreements	-100%
Futures Contracts	—
-100%

"Market Exposure" excludes any short-term investments and cash equivalents.

MSCI Emerging Markets Index – Composition

Industry Breakdown	% of Index
Financial	27.11%
Consumer, Non-cyclical	15.65%
Industrial	11.96%
Consumer, Cyclical	10.52%
Communications	9.66%
Basic Materials	8.99%
Energy	7.53%
Utilities	5.78%
Technology	1.99%
Diversified	0.81%
Country Breakdown
UK	22.43%
Japan	20.24%
France	10.64%
Germany	9.02%
Switzerland	6.79%
Australia	6.57%
All Other **	24.31%

** All other countries, none of which comprise more than 5.00% of the Index.

Short MSCI Emerging Markets (Ticker: EUM)

Short MSCI Emerging Markets ProShares seeks daily investment results, before fees and expenses, that correspond to the inverse daily performance of the MSCI Emerging Markets Index. The MSCI Emerging Markets Index adjusts the market capitalization of index constituents for free float and targets for index inclusion 85% of free float-adjusted market capitalization in each industry group, in global emerging markets countries.

Market Exposure

Investment Type	% of Net Assets
Equity Securities	—
Swap Agreements	-101%
Futures Contracts	—
-101%

"Market Exposure" excludes any short-term investments and cash equivalents.

MSCI Emerging Markets Index – Composition

Industry Breakdown	% of Index
Financial	21.73%
Energy	17.06%
Communications	13.34%
Basic Materials	13.29%
Industrial	11.56%
Technology	6.91%
Consumer, Non-cyclical	5.18%
Consumer, Cyclical	5.18%
Utilities	3.29%
Diversified	2.46%
Country Breakdown
CHINA	16.62%
KOREA	14.61%
BRAZIL	12.98%
TAIWAN	10.12%
RUSSIA	9.75%
INDIA	7.79%
SOUTH AFRICA	6.99%
All Other **	21.14%

** All other countries, none of which comprise more than 5.00% of the Index.

UltraShort MSCI EAFE (Ticker: EFU)

UltraShort MSCI EAFE ProShares seeks daily investment results, before fees and expenses, that correspond to twice the inverse daily performance of the MSCI EAFE Index. The MSCI EAFE Index adjusts the market capitalization of index constituents for free float and targets for index inclusion 85% of free float-adjusted market capitalization in each industry group, in developed market countries, excluding the US and Canada.

Market Exposure

Investment Type	% of Net Assets
Equity Securities	—
Swap Agreements	-200%
Futures Contracts	—
-200%

"Market Exposure" excludes any short-term investments and cash equivalents.

MSCI EAFE Index – Composition

Industry Breakdown	% of Index
Financial	27.11%
Consumer, Non-cyclical	15.65%
Industrial	11.96%
Consumer, Cyclical	10.52%
Communications	9.66%
Basic Materials	8.99%
Energy	7.53%
Utilities	5.78%
Technology	1.99%
Diversified	0.81%
Country Breakdown
UK	22.43%
Japan	20.24%
France	10.64%
Germany	9.02%
Switzerland	6.79%
Australia	6.57%
All Other **	24.31%

** All other countries, none of which comprise more than 5.00% of the Index.

UltraShort MSCI Emerging Markets (Ticker: EEV)

UltraShort MSCI Emerging Markets ProShares seeks daily investment results, before fees and expenses, that correspond to twice the inverse daily performance of the MSCI Emerging Markets Index. The MSCI Emerging Markets Index adjusts the market capitalization of index constituents for free float and targets for index inclusion 85% of free float-adjusted market capitalization in each industry group, in global emerging markets countries.

Market Exposure

Investment Type	% of Net Assets
Equity Securities	—
Swap Agreements	-202%
Futures Contracts	—
-202%

"Market Exposure" excludes any short-term investments and cash equivalents.

MSCI Emerging Markets Index – Composition

Industry Breakdown	% of Index
Financial	21.73%
Energy	17.06%
Communications	13.34%
Basic Materials	13.29%
Industrial	11.56%
Technology	6.91%
Consumer, Non-cyclical	5.18%
Consumer, Cyclical	5.18%
Utilities	3.29%
Diversified	2.46%
Country Breakdown
CHINA	16.62%
KOREA	14.61%
BRAZIL	12.98%
TAIWAN	10.12%
RUSSIA	9.75%
INDIA	7.79%
SOUTH AFRICA	6.99%
All Other **	21.14%

** All other countries, none of which comprise more than 5.00% of the Index.

Allocation of Portfolio Holdings & Index Composition

November 30, 2007 (Unaudited) (continued)

UltraShort FTSE/Xinhua China 25 (Ticker: FXP)

UltraShort FTSE/Xinhua China 25 ProShares seeks daily investment results, before fees and expenses, that correspond to twice the inverse daily performance of the FTSE/Xinhua Chaina 25 Index. The FTSE/Xinhua China 25 Index is comprised of 25 of the largest and most liquid Chinese stacks listed on the Hong Kong Stock Exchange (HKEX). This free float adjusted index caps the weight of any of constituent stock at 10 percent to ensure broad representation of the Chinese economy.

Market Exposure

Investment Type	% of Net Assets
Equity Securities	—
Swap Agreements	-204%
Futures Contracts	—
-204%

"Market Exposure" excludes any short-term investments and cash equivalents.

FTSE/Xinhua China 25 Index – Composition

Industry Breakdown	% of Index
Financial	40.84%
Energy	24.19%
Communications	18.86%
Industrial	6.78%
Diversified	4.89%
Basic Materials	2.34%
Utilities	2.10%

UltraShort MSCI Japan (Ticker: EWV)

UltraShort MSCI Japan ProShares seeks daily investment results, before fees and expenses, that correspond to twice the inverse daily performance of the MSCI Japan Index. The MSCI Japan Index adjusts the market capitalization of index constituents for free float and targets for index inclusion 85% of free float-adjusted market capitalization in each industry group, in Japan.

Market Exposure

Investment Type	% of Net Assets
Equity Securities	—
Swap Agreements	-199%
Futures Contracts	—
-199%

"Market Exposure" excludes any short-term investments and cash equivalents.

MSCI Japan Index – Composition

Industry Breakdown	% of Index
Consumer, Cyclical	26.29%
Industrial	21.68%
Financial	19.05%
Consumer, Non-cyclical	9.80%
Basic Materials	8.46%
Technology	4.80%
Utilities	4.43%
Communications	4.21%
Energy	1.28%

ProShares Trust
Expense Examples (Unaudited)

As a shareholder, you incur two types of costs: (1) transactions costs for purchasing and selling shares and (2) ongoing costs, including advisory fees and other Fund expenses. The expense examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in exchange-traded funds.

Actual Expenses

The actual expense examples are based on an investment of $1,000 invested at the beginning of the six-month (or less if the Fund has been in operations for less than six months) period and held through the period ended, November 30, 2007.

The first line in the following tables provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading "Expenses Paid During the Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The hypothetical expense examples are based on an investment of $1,000 invested at the beginning of the six month period and held through the period ended, November 30, 2007. For Funds that have been in operation for less than six months, the "Hypothetical Expenses Paid During the Period" reflect projected activity for the full six month period for the purposes of comparability. This projection assumes that the annualized expense ratio for each Fund was in effect during the period from June 1, 2007 to November 30, 2007.

The second line in the following tables provides information about hypothetical account values and hypothetical expenses based on the Funds' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Funds' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as creation or redemption fees, or brokerage charges. Therefore, the second line for each Fund in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value 11/30/07	Expenses Paid During the Period*	Annualized Expense Ratio During Period
Ultra QQQ®
Actual	$1,000.00	$1,115.70	$5.02	0.95%
Hypothetical	$1,000.00	$1,020.25	$4.80	0.95%
Ultra Dow30SM
Actual	$1,000.00	$939.80	$4.61	0.95%
Hypothetical	$1,000.00	$1,020.25	$4.80	0.95%
Ultra S&P500®
Actual	$1,000.00	$906.80	$4.53	0.95%
Hypothetical	$1,000.00	$1,020.25	$4.80	0.95%

ProShares Trust
Expense Examples (Unaudited)

	Beginning Account Value	Ending Account Value 11/30/07	Expenses Paid During the Period*	Annualized Expense Ratio During Period
Ultra MidCap400
Actual	$1,000.00	$849.80	$4.39	0.95%
Hypothetical	$1,000.00	$1,020.25	$4.80	0.95%
Ultra SmallCap600
Actual	$1,000.00	$785.40	$4.24	0.95%
Hypothetical	$1,000.00	$1,020.25	$4.80	0.95%
Ultra Russell2000
Actual	$1,000.00	$785.90	$4.24	0.95%
Hypothetical	$1,000.00	$1,020.25	$4.80	0.95%
Ultra Russell1000 Value
Actual	$1,000.00	$816.60	$4.31	0.95%
Hypothetical	$1,000.00	$1,020.25	$4.80	0.95%
Ultra Russell1000 Growth
Actual	$1,000.00	$996.80	$4.74	0.95%
Hypothetical	$1,000.00	$1,020.25	$4.80	0.95%
Ultra Russell MidCap Value
Actual	$1,000.00	$754.80	$4.17	0.95%
Hypothetical	$1,000.00	$1,020.25	$4.80	0.95%
Ultra Russell MidCap Growth
Actual	$1,000.00	$920.20	$4.56	0.95%
Hypothetical	$1,000.00	$1,020.25	$4.80	0.95%
Ultra Russell2000 Value
Actual	$1,000.00	$692.60	$4.02	0.95%
Hypothetical	$1,000.00	$1,020.25	$4.80	0.95%
Ultra Russell2000 Growth
Actual	$1,000.00	$888.00	$4.48	0.95%
Hypothetical	$1,000.00	$1,020.25	$4.80	0.95%
Ultra Basic Materials
Actual	$1,000.00	$1,062.90	$4.90	0.95%
Hypothetical	$1,000.00	$1,020.25	$4.80	0.95%
Ultra Consumer Goods
Actual	$1,000.00	$1,028.70	$4.82	0.95%
Hypothetical	$1,000.00	$1,020.25	$4.80	0.95%
Ultra Consumer Services
Actual	$1,000.00	$787.10	$4.24	0.95%
Hypothetical	$1,000.00	$1,020.25	$4.80	0.95%

ProShares Trust
Expense Examples (Unaudited)

	Beginning Account Value	Ending Account Value 11/30/07	Expenses Paid During the Period*	Annualized Expense Ratio During Period
Ultra Financials
Actual	$1,000.00	$655.10	$3.93	0.95%
Hypothetical	$1,000.00	$1,020.25	$4.80	0.95%
Ultra Health Care
Actual	$1,000.00	$989.20	$4.72	0.95%
Hypothetical	$1,000.00	$1,020.25	$4.80	0.95%
Ultra Industrials
Actual	$1,000.00	$952.30	$4.64	0.95%
Hypothetical	$1,000.00	$1,020.25	$4.80	0.95%
Ultra Oil & Gas
Actual	$1,000.00	$1,092.70	$4.97	0.95%
Hypothetical	$1,000.00	$1,020.25	$4.80	0.95%
Ultra Real Estate
Actual	$1,000.00	$645.30	$3.91	0.95%
Hypothetical	$1,000.00	$1,020.25	$4.80	0.95%
Ultra Semiconductors
Actual	$1,000.00	$938.40	$4.60	0.95%
Hypothetical	$1,000.00	$1,020.25	$4.80	0.95%
Ultra Technology
Actual	$1,000.00	$1,051.00	$4.87	0.95%
Hypothetical	$1,000.00	$1,020.25	$4.80	0.95%
Ultra Utilities
Actual	$1,000.00	$991.40	$4.73	0.95%
Hypothetical	$1,000.00	$1,020.25	$4.80	0.95%
Short QQQ®
Actual	$1,000.00	$941.00	$4.61	0.95%
Hypothetical	$1,000.00	$1,020.25	$4.80	0.95%
Short Dow30SM
Actual	$1,000.00	$1,037.30	$4.84	0.95%
Hypothetical	$1,000.00	$1,020.25	$4.80	0.95%
Short S&P500®
Actual	$1,000.00	$1,051.50	$4.87	0.95%
Hypothetical	$1,000.00	$1,020.25	$4.80	0.95%
Short MidCap400
Actual	$1,000.00	$1,087.60	$4.96	0.95%
Hypothetical	$1,000.00	$1,020.25	$4.80	0.95%

ProShares Trust
Expense Examples (Unaudited)

	Beginning Account Value	Ending Account Value 11/30/07	Expenses Paid During the Period*	Annualized Expense Ratio During Period
Short SmallCap600
Actual	$1,000.00	$1,122.10	$5.04	0.95%
Hypothetical	$1,000.00	$1,020.25	$4.80	0.95%
Short Russell2000
Actual	$1,000.00	$1,113.10	$5.02	0.95%
Hypothetical	$1,000.00	$1,020.25	$4.80	0.95%
Ultra Short QQQ®
Actual	$1,000.00	$848.10	$4.39	0.95%
Hypothetical	$1,000.00	$1,020.25	$4.80	0.95%
Ultra Short Dow30SM
Actual	$1,000.00	$1,038.50	$4.84	0.95%
Hypothetical	$1,000.00	$1,020.25	$4.80	0.95%
Ultra Short S&P500®
Actual	$1,000.00	$1,064.70	$4.70	0.91%
Hypothetical	$1,000.00	$1,020.45	$4.60	0.91%
Ultra Short MidCap400
Actual	$1,000.00	$1,137.90	$5.08	0.95%
Hypothetical	$1,000.00	$1,020.25	$4.80	0.95%
Ultra Short SmallCap600
Actual	$1,000.00	$1,204.30	$5.24	0.95%
Hypothetical	$1,000.00	$1,020.25	$4.80	0.95%
Ultra Short Russell2000
Actual	$1,000.00	$1,180.50	$5.18	0.95%
Hypothetical	$1,000.00	$1,020.25	$4.80	0.95%
Ultra Short Russell1000 Value
Actual	$1,000.00	$1,181.10	$5.18	0.95%
Hypothetical	$1,000.00	$1,020.25	$4.80	0.95%
Ultra Short Russell1000 Growth
Actual	$1,000.00	$978.40	$4.70	0.95%
Hypothetical	$1,000.00	$1,020.25	$4.80	0.95%
Ultra Short Russell MidCap Value
Actual	$1,000.00	$1,278.00	$5.41	0.95%
Hypothetical	$1,000.00	$1,020.25	$4.80	0.95%
Ultra Short Russell MidCap Growth
Actual	$1,000.00	$1,047.10	$4.86	0.95%
Hypothetical	$1,000.00	$1,020.25	$4.80	0.95%

ProShares Trust
Expense Examples (Unaudited)

	Beginning Account Value	Ending Account Value 11/30/07	Expenses Paid During the Period*	Annualized Expense Ratio During Period
Ultra Short Russell2000 Value
Actual	$1,000.00	$1,336.60	$5.55	0.95%
Hypothetical	$1,000.00	$1,020.25	$4.80	0.95%
Ultra Short Russell2000 Growth
Actual	$1,000.00	$1,061.20	$4.90	0.95%
Hypothetical	$1,000.00	$1,020.25	$4.80	0.95%
Ultra Short Basic Materials
Actual	$1,000.00	$849.90	$4.39	0.95%
Hypothetical	$1,000.00	$1,020.25	$4.80	0.95%
Ultra Short Consumer Goods
Actual	$1,000.00	$970.50	$4.68	0.95%
Hypothetical	$1,000.00	$1,020.25	$4.80	0.95%
Ultra Short Consumer Services
Actual	$1,000.00	$1,235.80	$5.31	0.95%
Hypothetical	$1,000.00	$1,020.25	$4.80	0.95%
Ultra Short Financials
Actual	$1,000.00	$1,367.90	$5.62	0.95%
Hypothetical	$1,000.00	$1,020.25	$4.80	0.95%
Ultra Short Health Care
Actual	$1,000.00	$1,014.30	$4.78	0.95%
Hypothetical	$1,000.00	$1,020.25	$4.80	0.95%
Ultra Short Industrials
Actual	$1,000.00	$1,017.00	$4.79	0.95%
Hypothetical	$1,000.00	$1,020.25	$4.80	0.95%
Ultra Short Oil & Gas
Actual	$1,000.00	$833.80	$4.36	0.95%
Hypothetical	$1,000.00	$1,020.25	$4.80	0.95%
Ultra Short Real Estate
Actual	$1,000.00	$1,358.80	$5.60	0.95%
Hypothetical	$1,000.00	$1,020.25	$4.80	0.95%
Ultra Short Semiconductors
Actual	$1,000.00	$989.10	$4.72	0.95%
Hypothetical	$1,000.00	$1,020.25	$4.80	0.95%
Ultra Short Technology
Actual	$1,000.00	$904.30	$4.52	0.95%
Hypothetical	$1,000.00	$1,020.25	$4.80	0.95%

ProShares Trust
Expense Examples (Unaudited)

	Beginning Account Value	Ending Account Value 11/30/07	Expenses Paid During the Period*	Annualized Expense Ratio During Period
Ultra Short Utilities
Actual	$1,000.00	$963.20	$4.66	0.95%
Hypothetical	$1,000.00	$1,020.25	$4.80	0.95%
Short MSCI EAFE**
Actual	$1,000.00	$1,006.00	$0.99	0.95%
Hypothetical	$1,000.00	$1,020.25	$4.80	0.95%
Short MSCI Emerging Markets***
Actual	$1,000.00	$1,035.40	$0.82	0.95%
Hypothetical	$1,000.00	$1,020.25	$4.80	0.95%
Ultra Short MSCI EAFE**
Actual	$1,000.00	$1,001.00	$0.99	0.95%
Hypothetical	$1,000.00	$1,020.25	$4.80	0.95%
Ultra Short MSCI Emerging Markets***
Actual	$1,000.00	$1,045.10	$0.82	0.95%
Hypothetical	$1,000.00	$1,020.25	$4.80	0.95%
Ultra Short FTSE/Xinhua China 25****
Actual	$1,000.00	$993.60	$0.62	0.95%
Hypothetical	$1,000.00	$1,020.25	$4.80	0.95%
Ultra Short MSCI Japan****
Actual	$1,000.00	$992.10	$0.62	0.95%
Hypothetical	$1,000.00	$1,020.25	$4.80	0.95%

*  Expenses are equal to the average account value over the period multiplied by the Fund's annualized expense ratio, multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year (to reflect the one half year period).

**  The Fund commenced operations on October 23, 2007. Expenses are equal to the Fund's annualized net expense ratio, multiplied by the average account value over the period, multiplied by 38 divided by 366 (to reflect the actual days in the period). Hypothetical Expenses Paid During the Period are equal to the Fund's annualized net expense ratio, multiplied by the average account value over the period, multiplied by 183 divided by 366 (to reflect the one half year period).

***  The Fund commenced operations on October 30, 2007. Expenses are equal to the Fund's annualized net expense ratio, multiplied by the average account value over the period, multiplied by 31 divided by 366 (to reflect the actual days in the period). Hypothetical Expenses Paid During the Period are equal to the Fund's annualized net expense ratio, multiplied by the average account value over the period, multiplied by 183 divided by 366 (to reflect the one half year period).

****  The Fund commenced operations on November 6, 2007. Expenses are equal to the Fund's annualized net expense ratio, multiplied by the average account value over the period, multiplied by 24 divided by 366 (to reflect the actual days in the period). Hypothetical Expenses Paid During the Period are equal to the Fund's annualized net expense ratio, multiplied by the average account value over the period, multiplied by 183 divided by 366 (to reflect the one half year period).

ProShares Trust
Premium/Discount

November 30, 2007 (Unaudited)

The tables that follow present information about the differences between the daily market price on secondary markets for shares of a Fund and that Fund's net asset value. Net asset value, or "NAV", is the price per share at which each Fund issues and redeems shares. It is calculated in accordance with the standard formula for valuing mutual fund shares. The "Market Price" of each Fund generally is determined using the midpoint between the highest bid and the lowest offer on the stock exchange on which the shares of such Fund is listed for trading, as of the time that the Fund's NAV is calculated. Each Fund's Market Price may be at, above or below its NAV. The NAV of each Fund will fluctuate with changes in the market value of its portfolio holdings. The Market Price of each Fund will fluctuate in accordance with changes in its NAV, as well as market supply and demand.

Premiums or discounts are the differences (expressed as a percentage) between the NAV and Market Price of a Fund on a given day, generally at the time NAV is calculated. A premium is the amount that a Fund is trading above the reported NAV, expressed as a percentage of the NAV. A discount is the amount that a Fund is trading below the reported NAV, expressed as a percentage of the NAV.

The following information shows the frequency distributions of premiums and discounts for each of the Funds. The information shown for each Fund is for the full calendar quarter completed after the inception date of such Fund through the date of the most recent calendar quarter-end. Information for the SHORT MSCI EAFE, SHORT MSCI Emerging Markets, ULTRASHORT MSCI EAFE, ULTRASHORT MSCI Emerging Markets, ULTRASHORT FTSE/XINHUA China 25, and ULTRASHORT MSCI Japan Funds are not presented as these Funds commenced operations during the most recent calendar quarter-end. The specific periods covered for each Fund is disclosed in the table for such Fund.

Each line in the table shows the number of trading days in which the Fund traded within the premium/discount range indicated. The number of trading days in each premium/discount range is also shown as a percentage of the total number of trading days in the period covered by each table. All data presented here represents past performance, which cannot be used to predict future results.

ProShares Trust
Premium/Discount

November 30, 2007 (Unaudited) (continued)

ULTRA QQQ®

Period Covered: July 1, 2006 through September 30, 2007

Basis Point Differential	Number of Days	Percentage of Total Days
> 150.0	2	0.64%
100.0 — 149.9	1	0.32
50.0 — 99.9	3	0.96
25.0 — 49.9	13	4.15
-24.9 — 24.9	280	89.45
-49.9 — -25.0	9	2.88
-99.9 — -50.0	1	0.32
-149.9 — -100.0	1	0.32
<-150.0	3	0.96
	313	100.00%

ULTRA Dow30SM

Period Covered: July 1, 2006 through September 30, 2007

Basis Point Differential	Number of Days	Percentage of Total Days
> 150.0	1	0.32%
100.0 — 149.9	1	0.32
50.0 — 99.9	7	2.24
25.0 — 49.9	9	2.88
-24.9 — 24.9	287	91.68
-49.9 — -25.0	6	1.92
-99.9 — -50.0	1	0.32
-149.9 — -100.0	1	0.32
<-150.0	—	—
	313	100.00%

ULTRA S&P500®

Period Covered: July 1, 2006 through September 30, 2007

Basis Point Differential	Number of Days	Percentage of Total Days
> 150.0	2	0.64%
100.0 — 149.9	1	0.32
50.0 — 99.9	3	0.96
25.0 — 49.9	7	2.24
-24.9 — 24.9	294	93.92
-49.9 — -25.0	4	1.28
-99.9 — -50.0	—	—
-149.9 — -100.0	1	0.32
<-150.0	1	0.32
	313	100.00%

ULTRA MidCap400

Period Covered: July 1, 2006 through September 30, 2007

Basis Point Differential	Number of Days	Percentage of Total Days
> 150.0	1	0.32%
100.0 — 149.9	1	0.32
50.0 — 99.9	5	1.60
25.0 — 49.9	17	5.43
-24.9 — 24.9	267	85.30
-49.9 — -25.0	18	5.75
-99.9 — -50.0	2	0.64
-149.9 — -100.0	—	—
<-150.0	2	0.64
	313	100.00%

ULTRA SmallCap600

Period Covered: April 1, 2007 through September 30, 2007

Basis Point Differential	Number of Days	Percentage of Total Days
> 150.0	1	0.79%
100.0 — 149.9	2	1.59
50.0 — 99.9	1	0.79
25.0 — 49.9	5	3.97
-24.9 — 24.9	96	76.20
-49.9 — -25.0	17	13.49
-99.9 — -50.0	4	3.17
-149.9 — -100.0	—	—
<-150.0	—	—
	126	100.00%

ULTRA Russell2000

Period Covered: April 1, 2007 through September 30, 2007

Basis Point Differential	Number of Days	Percentage of Total Days
> 150.0	1	0.79%
100.0 — 149.9	1	0.79
50.0 — 99.9	2	1.59
25.0 — 49.9	4	3.17
-24.9 — 24.9	95	75.40
-49.9 — -25.0	21	16.67
-99.9 — -50.0	2	1.59
-149.9 — -100.0	—	—
<-150.0	—	—
	126	100.00%

ProShares Trust
Premium/Discount

November 30, 2007 (Unaudited) (continued)

ULTRA Russell1000 Value

Period Covered: April 1, 2007 through September 30, 2007

Basis Point Differential	Number of Days	Percentage of Total Days
> 150.0	2	1.59%
100.0 — 149.9	1	0.79
50.0 — 99.9	1	0.79
25.0 — 49.9	3	2.38
-24.9 — 24.9	118	93.66
-49.9 — -25.0	1	0.79
-99.9 — -50.0	—	—
-149.9 — -100.0	—	—
<-150.0	—	—
	126	100.00%

ULTRA Russell1000 Growth

Period Covered: April 1, 2007 through September 30, 2007

Basis Point Differential	Number of Days	Percentage of Total Days
> 150.0	4	3.17%
100.0 — 149.9	—	—
50.0 — 99.9	1	0.79
25.0 — 49.9	6	4.76
-24.9 — 24.9	100	79.37
-49.9 — -25.0	12	9.53
-99.9 — -50.0	1	0.79
-149.9 — -100.0	—	—
<-150.0	2	1.59
	126	100.00%

ULTRA Russell MidCap Value

Period Covered: April 1, 2007 through September 30, 2007

Basis Point Differential	Number of Days	Percentage of Total Days
> 150.0	—	—
100.0 — 149.9	—	—
50.0 — 99.9	2	1.59%
25.0 — 49.9	9	7.14
-24.9 — 24.9	107	84.92
-49.9 — -25.0	2	1.59
-99.9 — -50.0	3	2.38
-149.9 — -100.0	1	0.79
<-150.0	2	1.59
	126	100.00%

ULTRA Russell MidCap Growth

Period Covered: April 1, 2007 through September 30, 2007

Basis Point Differential	Number of Days	Percentage of Total Days
> 150.0	3	2.38%
100.0 — 149.9	—	—
50.0 — 99.9	—	—
25.0 — 49.9	—	—
-24.9 — 24.9	118	93.66
-49.9 — -25.0	1	0.79
-99.9 — -50.0	1	0.79
-149.9 — -100.0	1	0.79
<-150.0	2	1.59
	126	100.00%

ULTRA Russell2000 Value

Period Covered: April 1, 2007 through September 30, 2007

Basis Point Differential	Number of Days	Percentage of Total Days
> 150.0	4	3.17%
100.0 — 149.9	1	0.79
50.0 — 99.9	—	—
25.0 — 49.9	2	1.59
-24.9 — 24.9	110	87.31
-49.9 — -25.0	9	7.14
-99.9 — -50.0	—	—
-149.9 — -100.0	—	—
<-150.0	—	—
	126	100.00%

ULTRA Russell2000 Growth

Period Covered: April 1, 2007 through September 30, 2007

Basis Point Differential	Number of Days	Percentage of Total Days
> 150.0	3	2.38%
100.0 — 149.9	—	—
50.0 — 99.9	—	—
25.0 — 49.9	—	—
-24.9 — 24.9	119	94.45
-49.9 — -25.0	3	2.38
-99.9 — -50.0	1	0.79
-149.9 — -100.0	—	—
<-150.0	—	—
	126	100.00%

ProShares Trust
Premium/Discount

November 30, 2007 (Unaudited) (continued)

ULTRA Basic Materials

Period Covered: April 1, 2007 through September 30, 2007

Basis Point Differential	Number of Days	Percentage of Total Days
> 150.0	3	2.38%
100.0 — 149.9	—	—
50.0 — 99.9	1	0.79
25.0 — 49.9	2	1.59
-24.9 — 24.9	113	89.68
-49.9 — -25.0	7	5.56
-99.9 — -50.0	—	—
-149.9 — -100.0	—	—
<-150.0	—	—
	126	100.00%

ULTRA Consumer Goods

Period Covered: April 1, 2007 through September 30, 2007

Basis Point Differential	Number of Days	Percentage of Total Days
> 150.0	1	0.79%
100.0 — 149.9	1	0.79
50.0 — 99.9	—	—
25.0 — 49.9	1	0.79
-24.9 — 24.9	119	94.46
-49.9 — -25.0	4	3.17
-99.9 — -50.0	—	—
-149.9 — -100.0	—	—
<-150.0	—	—
	126	100.00%

ULTRA Consumer Services

Period Covered: April 1, 2007 through September 30, 2007

Basis Point Differential	Number of Days	Percentage of Total Days
> 150.0	1	0.79%
100.0 — 149.9	—	—
50.0 — 99.9	2	1.59
25.0 — 49.9	1	0.79
-24.9 — 24.9	120	95.24
-49.9 — -25.0	2	1.59
-99.9 — -50.0	—	—
-149.9 — -100.0	—	—
<-150.0	—	—
	126	100.00%

ULTRA Financials

Period Covered: April 1, 2007 through September 30, 2007

Basis Point Differential	Number of Days	Percentage of Total Days
> 150.0	1	0.79%
100.0 — 149.9	1	0.79
50.0 — 99.9	2	1.59
25.0 — 49.9	3	2.38
-24.9 — 24.9	110	87.31
-49.9 — -25.0	6	4.76
-99.9 — -50.0	3	2.38
-149.9 — -100.0	—	—
<-150.0	—	—
	126	100.00%

ULTRA Health Care

Period Covered: April 1, 2007 through September 30, 2007

Basis Point Differential	Number of Days	Percentage of Total Days
> 150.0	1	0.79%
100.0 — 149.9	—	—
50.0 — 99.9	1	0.79
25.0 — 49.9	5	3.97
-24.9 — 24.9	116	92.07
-49.9 — -25.0	3	2.38
-99.9 — -50.0	—	—
-149.9 — -100.0	—	—
<-150.0	—	—
	126	100.00%

ULTRA Industrials

Period Covered: April 1, 2007 through September 30, 2007

Basis Point Differential	Number of Days	Percentage of Total Days
> 150.0	1	0.79%
100.0 — 149.9	—	—
50.0 — 99.9	1	0.79
25.0 — 49.9	2	1.59
-24.9 — 24.9	122	96.83
-49.9 — -25.0	—	—
-99.9 — -50.0	—	—
-149.9 — -100.0	—	—
<-150.0	—	—
	126	100.00%

ProShares Trust
Premium/Discount

November 30, 2007 (Unaudited) (continued)

ULTRA Oil & Gas

Period Covered: April 1, 2007 through September 30, 2007

Basis Point Differential	Number of Days	Percentage of Total Days
> 150.0	2	1.59%
100.0 — 149.9	—	—
50.0 — 99.9	1	0.79
25.0 — 49.9	8	6.35
-24.9 — 24.9	112	88.89
-49.9 — -25.0	2	1.59
-99.9 — -50.0	1	0.79
-149.9 — -100.0	—	—
<-150.0	—	—
	126	100.00%

ULTRA Real Estate

Period Covered: April 1, 2007 through September 30, 2007

Basis Point Differential	Number of Days	Percentage of Total Days
> 150.0	2	1.59%
100.0 — 149.9	—	—
50.0 — 99.9	—	—
25.0 — 49.9	8	6.35
-24.9 — 24.9	94	74.60
-49.9 — -25.0	18	14.29
-99.9 — -50.0	4	3.17
-149.9 — -100.0	—	—
<-150.0	—	—
	126	100.00%

ULTRA Semiconductor

Period Covered: April 1, 2007 through September 30, 2007

Basis Point Differential	Number of Days	Percentage of Total Days
> 150.0	3	2.38%
100.0 — 149.9	—	—
50.0 — 99.9	—	—
25.0 — 49.9	3	2.38
-24.9 — 24.9	119	94.45
-49.9 — -25.0	1	0.79
-99.9 — -50.0	—	—
-149.9 — -100.0	—	—
<-150.0	—	—
	126	100.00%

ULTRA Technology

Period Covered: April 1, 2007 through September 30, 2007

Basis Point Differential	Number of Days	Percentage of Total Days
> 150.0	2	1.59%
100.0 — 149.9	—	—
50.0 — 99.9	—	—
25.0 — 49.9	1	0.79
-24.9 — 24.9	119	94.45
-49.9 — -25.0	4	3.17
-99.9 — -50.0	—	—
-149.9 — -100.0	—	—
<-150.0	—	—
	126	100.00%

ULTRA Utilities

Period Covered: April 1, 2007 through September 30, 2007

Basis Point Differential	Number of Days	Percentage of Total Days
> 150.0	2	1.59%
100.0 — 149.9	—	—
50.0 — 99.9	—	—
25.0 — 49.9	3	2.38
-24.9 — 24.9	117	92.86
-49.9 — -25.0	3	2.38
-99.9 — -50.0	1	0.79
-149.9 — -100.0	—	—
<-150.0	—	—
	126	100.00%

SHORT QQQ®

Period Covered: July 1, 2006 through September 30, 2007

Basis Point Differential	Number of Days	Percentage of Total Days
> 150.0	1	0.32%
100.0 — 149.9	1	0.32
50.0 — 99.9	4	1.28
25.0 — 49.9	12	3.83
-24.9 — 24.9	285	91.05
-49.9 — -25.0	4	1.28
-99.9 — -50.0	3	0.96
-149.9 — -100.0	—	—
<-150.0	3	0.96
	313	100.00%

ProShares Trust
Premium/Discount

November 30, 2007 (Unaudited) (continued)

SHORT Dow30SM

Period Covered: July 1, 2006 through September 30, 2007

Basis Point Differential	Number of Days	Percentage of Total Days
> 150.0	—	—
100.0 — 149.9	—	—
50.0 — 99.9	2	0.64%
25.0 — 49.9	1	0.32
-24.9 — 24.9	302	96.48
-49.9 — -25.0	5	1.60
-99.9 — -50.0	2	0.64
-149.9 — -100.0	—	—
<-150.0	1	0.32
	313	100.00%

SHORT S&P500®

Period Covered: July 1, 2006 through September 30, 2007

Basis Point Differential	Number of Days	Percentage of Total Days
> 150.0	—	—
100.0 — 149.9	—	—
50.0 — 99.9	1	0.32%
25.0 — 49.9	2	0.64
-24.9 — 24.9	307	98.08
-49.9 — -25.0	1	0.32
-99.9 — -50.0	1	0.32
-149.9 — -100.0	—	—
<-150.0	1	0.32
	313	100.00%

SHORT MidCap400

Period Covered: July 1, 2006 through September 30, 2007

Basis Point Differential	Number of Days	Percentage of Total Days
> 150.0	2	0.64%
100.0 — 149.9	4	1.28
50.0 — 99.9	2	0.64
25.0 — 49.9	8	2.56
-24.9 — 24.9	284	90.73
-49.9 — -25.0	11	3.51
-99.9 — -50.0	1	0.32
-149.9 — -100.0	—	—
<-150.0	1	0.32
	313	100.00%

SHORT SmallCap600

Period Covered: April 1, 2007 through September 30, 2007

Basis Point Differential	Number of Days	Percentage of Total Days
> 150.0	—	—
100.0 — 149.9	—	—
50.0 — 99.9	—	—
25.0 — 49.9	8	6.35%
-24.9 — 24.9	114	90.48
-49.9 — -25.0	1	0.79
-99.9 — -50.0	2	1.59
-149.9 — -100.0	—	—
<-150.0	1	0.79
	126	100.00%

SHORT Russell2000

Period Covered: April 1, 2007 through September 30, 2007

Basis Point Differential	Number of Days	Percentage of Total Days
> 150.0	—	—
100.0 — 149.9	—	—
50.0 — 99.9	—	—
25.0 — 49.9	4	3.17%
-24.9 — 24.9	118	93.66
-49.9 — -25.0	2	1.59
-99.9 — -50.0	1	0.79
-149.9 — -100.0	—	—
<-150.0	1	0.79
	126	100.00%

ULTRASHORT QQQ®

Period Covered: October 1, 2006 through September 30, 2007

Basis Point Differential	Number of Days	Percentage of Total Days
> 150.0	1	0.40%
100.0 — 149.9	1	0.40
50.0 — 99.9	3	1.20
25.0 — 49.9	11	4.40
-24.9 — 24.9	217	86.80
-49.9 — -25.0	11	4.40
-99.9 — -50.0	2	0.80
-149.9 — -100.0	1	0.40
<-150.0	3	1.20
	250	100.00%

ProShares Trust
Premium/Discount

November 30, 2007 (Unaudited) (continued)

ULTRASHORT Dow30SM

Period Covered: October 1, 2006 through September 30, 2007

Basis Point Differential	Number of Days	Percentage of Total Days
> 150.0	1	0.40%
100.0 — 149.9	—	—
50.0 — 99.9	3	1.20
25.0 — 49.9	21	8.40
-24.9 — 24.9	213	85.20
-49.9 — -25.0	4	1.60
-99.9 — -50.0	5	2.00
-149.9 — -100.0	1	0.40
<-150.0	2	0.80
	250	100.00%

ULTRASHORT S&P500®

Period Covered: October 1, 2006 through September 30, 2007

Basis Point Differential	Number of Days	Percentage of Total Days
> 150.0	1	0.40%
100.0 — 149.9	—	—
50.0 — 99.9	2	0.80
25.0 — 49.9	17	6.80
-24.9 — 24.9	224	89.60
-49.9 — -25.0	2	0.80
-99.9 — -50.0	2	0.80
-149.9 — -100.0	1	0.40
<-150.0	1	0.40
	250	100.00%

ULTRASHORT MidCap400

Period Covered: October 1, 2006 through September 30, 2007

Basis Point Differential	Number of Days	Percentage of Total Days
> 150.0	—	—
100.0 — 149.9	—	—
50.0 — 99.9	5	2.00%
25.0 — 49.9	24	9.60
-24.9 — 24.9	199	79.60
-49.9 — -25.0	15	6.00
-99.9 — -50.0	6	2.40
-149.9 — -100.0	—	—
<-150.0	1	0.40
	250	100.00%

ULTRASHORT SmallCap600

Period Covered: April 1, 2007 through September 30, 2007

Basis Point Differential	Number of Days	Percentage of Total Days
> 150.0	—	—
100.0 — 149.9	—	—
50.0 — 99.9	5	3.97%
25.0 — 49.9	18	14.29
-24.9 — 24.9	95	75.40
-49.9 — -25.0	4	3.17
-99.9 — 50.0	1	0.79
-149.9 — -100.0	2	1.59
<-150.0	1	0.79
	126	100.00%

ULTRASHORT Russell2000

Period Covered: April 1, 2007 through September 30, 2007

Basis Point Differential	Number of Days	Percentage of Total Days
> 150.0	—	—
100.0 — 149.9	—	—
50.0 — 99.9	3	2.38%
25.0 — 49.9	17	13.49
-24.9 — 24.9	98	77.78
-49.9 — -25.0	4	3.18
-99.9 — -50.0	2	1.59
-149.9 — -100.0	1	0.79
<-150.0	1	0.79
	126	100.00%

ULTRASHORT Russell1000 Value

Period Covered: April 1, 2007 through September 30, 2007

Basis Point Differential	Number of Days	Percentage of Total Days
> 150.0	1	0.79%
100.0 — 149.9	—	—
50.0 — 99.9	—	—
25.0 — 49.9	1	0.79
-24.9 — 24.9	114	90.49
-49.9 — -25.0	6	4.76
-99.9 — -50.0	3	2.38
-149.9 — -100.0	—	—
<-150.0	1	0.79
	126	100.00%

ProShares Trust
Premium/Discount

November 30, 2007 (Unaudited) (continued)

ULTRASHORT Russell1000 Growth

Period Covered: April 1, 2007 through September 30, 2007

Basis Point Differential	Number of Days	Percentage of Total Days
> 150.0	1	0.79%
100.0 — 149.9	2	1.59
50.0 — 99.9	3	2.38
25.0 — 49.9	11	8.73
-24.9 — 24.9	100	79.37
-49.9 — -25.0	6	4.76
-99.9 — -50.0	2	1.59
-149.9 — -100.0	—	—
<-150.0	1	0.79
	126	100.00%

ULTRASHORT Russell MidCap Value

Period Covered: April 1, 2007 through September 30, 2007

Basis Point Differential	Number of Days	Percentage of Total Days
> 150.0	—	—
100.0 — 149.9	—	—
50.0 — 99.9	2	1.59%
25.0 — 49.9	9	7.14
-24.9 — 24.9	107	84.92
-49.9 — -25.0	2	1.59
-99.9 — -50.0	3	2.38
-149.9 — -100.0	1	0.79
<-150.0	2	1.59
	126	100.00%

ULTRASHORT Russell MidCap Growth

Period Covered: April 1, 2007 through September 30, 2007

Basis Point Differential	Number of Days	Percentage of Total Days
> 150.0	2	1.59%
100.0 — 149.9	1	0.79
50.0 — 99.9	—	—
25.0 — 49.9	1	0.79
-24.9 — 24.9	119	94.46
-49.9 — -25.0	1	0.79
-99.9 — -50.0	—	—
-149.9 — -100.0	1	0.79
<-150.0	1	0.79
	126	100.00%

ULTRASHORT Russell2000 Value

Period Covered: April 1, 2007 through September 30, 2007

Basis Point Differential	Number of Days	Percentage of Total Days
> 150.0	1	0.79%
100.0 — 149.9	—	—
50.0 — 99.9	1	0.79
25.0 — 49.9	8	6.36
-24.9 — 24.9	113	89.69
-49.9 — -25.0	1	0.79
-99.9 — -50.0	—	—
-149.9 — -100.0	1	0.79
<-150.0	1	0.79
	126	100.00%

ULTRASHORT Russell2000 Growth

Period Covered: April 1, 2007 through September 30, 2007

Basis Point Differential	Number of Days	Percentage of Total Days
> 150.0	—	—
100.0 — 149.9	1	0.79%
50.0 — 99.9	3	2.38
25.0 — 49.9	4	3.17
-24.9 — 24.9	117	92.87
-49.9 — -25.0	—	—
-99.9 — -50.0	—	—
-149.9 — -100.0	—	—
<-150.0	1	0.79
	126	100.00%

ULTRASHORT Basic Materials

Period Covered: April 1, 2007 through September 30, 2007

Basis Point Differential	Number of Days	Percentage of Total Days
> 150.0	—	—
100.0 — 149.9	—	—
50.0 — 99.9	1	0.79%
25.0 — 49.9	7	5.56
-24.9 — 24.9	113	89.68
-49.9 — -25.0	2	1.59
-99.9 — -50.0	1	0.79
-149.9 — -100.0	—	—
<-150.0	2	1.59
	126	100.00%

ProShares Trust
Premium/Discount

November 30, 2007 (Unaudited) (continued)

ULTRASHORT Consumer Goods

Period Covered: April 1, 2007 through September 30, 2007

Basis Point Differential	Number of Days	Percentage of Total Days
> 150.0	—	—
100.0 — 149.9	—	—
50.0 — 99.9	—	—
25.0 — 49.9	3	2.38%
-24.9 — 24.9	111	88.10
-49.9 — -25.0	10	7.94
-99.9 — -50.0	—	—
-149.9 — -100.0	1	0.79
<-150.0	1	0.79
	126	100.00%

ULTRASHORT Consumer Services

Period Covered: April 1, 2007 through September 30, 2007

Basis Point Differential	Number of Days	Percentage of Total Days
> 150.0	—	—
100.0 — 149.9	—	—
50.0 — 99.9	—	—
25.0 — 49.9	2	1.59%
-24.9 — 24.9	119	94.45
-49.9 — -25.0	3	2.38
-99.9 — -50.0	1	0.79
-149.9 — -100.0	—	—
<-150.0	1	0.79
	126	100.00%

ULTRASHORT Financials

Period Covered: April 1, 2007 through September 30, 2007

Basis Point Differential	Number of Days	Percentage of Total Days
> 150.0	—	—
100.0 — 149.9	—	—
50.0 — 99.9	1	0.79%
25.0 — 49.9	5	3.97
-24.9 — 24.9	108	85.72
-49.9 — -25.0	5	3.97
-99.9 — -50.0	4	3.17
-149.9 — -100.0	2	1.59
<-150.0	1	0.79
	126	100.00%

ULTRASHORT Health Care

Period Covered: April 1, 2007 through September 30, 2007

Basis Point Differential	Number of Days	Percentage of Total Days
> 150.0	—	—
100.0 — 149.9	—	—
50.0 — 99.9	—	—
25.0 — 49.9	2	1.59%
-24.9 — 24.9	110	87.31
-49.9 — -25.0	11	8.73
-99.9 — -50.0	1	0.79
-149.9 — -100.0	1	0.79
<-150.0	1	0.79
	126	100.00%

ULTRASHORT Industrials

Period Covered: April 1, 2007 through September 30, 2007

Basis Point Differential	Number of Days	Percentage of Total Days
> 150.0	—	—
100.0 — 149.9	—	—
50.0 — 99.9	—	—
25.0 — 49.9	2	1.59%
-24.9 — 24.9	118	93.66
-49.9 — -25.0	4	3.17
-99.9 — -50.0	1	0.79
-149.9 — -100.0	—	—
<-150.0	1	0.79
	126	100.00%

ULTRASHORT Oil & Gas

Period Covered: April 1, 2007 through September 30, 2007

Basis Point Differential	Number of Days	Percentage of Total Days
> 150.0	—	—
100.0 — 149.9	—	—
50.0 — 99.9	2	1.59%
25.0 — 49.9	17	13.50
-24.9 — 24.9	98	77.78
-49.9 — -25.0	6	4.76
-99.9 — -50.0	1	0.79
-149.9 — -100.0	1	0.79
<-150.0	1	0.79
	126	100.00%

ProShares Trust
Premium/Discount

November 30, 2007 (Unaudited) (continued)

ULTRASHORT Real Estate

Period Covered: April 1, 2007 through September 30, 2007

Basis Point Differential	Number of Days	Percentage of Total Days
> 150.0	—	—
100.0 — 149.9	—	—
50.0 — 99.9	3	2.38%
25.0 — 49.9	12	9.52
-24.9 — 24.9	105	83.34
-49.9 — -25.0	3	2.38
-99.9 — -50.0	1	0.79
-149.9 — -100.0	—	—
<-150.0	2	1.59
	126	100.00%

ULTRASHORT Semiconductor

Period Covered: April 1, 2007 through September 30, 2007

Basis Point Differential	Number of Days	Percentage of Total Days
> 150.0	—	—
100.0 — 149.9	—	—
50.0 — 99.9	—	—
25.0 — 49.9	7	5.56%
-24.9 — 24.9	111	88.10
-49.9 — -25.0	6	4.76
-99.9 — -50.0	—	—
-149.9 — -100.0	1	0.79
<-150.0	1	0.79
	126	100.00%

ULTRASHORT Technology

Period Covered: April 1, 2007 through September 30, 2007

Basis Point Differential	Number of Days	Percentage of Total Days
> 150.0	—	—
100.0 — 149.9	1	0.79%
50.0 — 99.9	1	0.79
25.0 — 49.9	2	1.59
-24.9 — 24.9	117	92.87
-49.9 — -25.0	3	2.38
-99.9 — -50.0	—	—
-149.9 — -100.0	1	0.79
<-150.0	1	0.79
	126	100.00%

ULTRASHORT Utilities

Period Covered: April 1, 2007 through September 30, 2007

Basis Point Differential	Number of Days	Percentage of Total Days
> 150.0	—	—
100.0 — 149.9	—	—
50.0 — 99.9	—	—
25.0 — 49.9	7	5.56%
-24.9 — 24.9	114	90.47
-49.9 — -25.0	3	2.38
-99.9 — -50.0	—	—
-149.9 — -100.0	—	—
<-150.0	2	1.59
	126	100.00%

Schedule of Portfolio Investments November 30, 2007 (Unaudited)

Ultra QQQ®

Shares		Value
	Common Stocks (a) — 87.6%
	Consumer Discretionary — 12.5%
105,738	Amazon.Com, Inc.*	$9,575,633
67,504	Apollo Group, Inc., Class A*	5,165,406
140,572	Bed Bath & Beyond, Inc.*	4,420,989
559,359	Comcast Corp., Class A*	11,489,234
91,860	Discovery Holding Co., Class A*	2,246,896
83,127	EchoStar Communications Corp., Class A*	3,582,774
105,802	Expedia, Inc.*	3,449,145
77,408	Garmin Ltd.	8,309,749
115,499	IAC/InterActiveCorp*	3,214,337
30,248	Lamar Advertising Co., Class A	1,573,198
75,023	Liberty Global, Inc., Class A*	3,047,434
223,663	Liberty Media Corp. - Interactive, Class A*	4,506,809
51,349	PetSmart, Inc.	1,462,420
52,590	Ross Stores, Inc.	1,387,324
57,546	Sears Holdings Corp.*	6,071,678
609,799	Sirius Satellite Radio, Inc.*	2,335,530
184,740	Staples, Inc.	4,378,338
399,727	Starbucks Corp.*	9,349,615
137,276	Virgin Media, Inc.	2,608,244
46,158	Wynn Resorts Ltd.	5,859,297
121,876	XM Satellite Radio Holdings, Inc., Class A*	1,901,266
		95,935,316
	Consumer Staples — 1.1%
88,860	Costco Wholesale Corp.	5,989,164
52,509	Whole Foods Market, Inc.	2,258,412
		8,247,576
	Energy — 0.1%
61,160	Patterson-UTI Energy, Inc.	1,152,866
	Health Care — 11.5%
195,126	Amgen, Inc.*	10,780,711
49,071	Amylin Pharmaceuticals, Inc.*	1,874,021
120,572	Biogen Idec, Inc.*	8,936,797
146,189	Celgene Corp.*	8,997,933
25,088	Cephalon, Inc.*	1,879,593
56,224	Dentsply International, Inc.	2,405,263
88,637	Express Scripts, Inc.*	6,005,157

Shares		Value
	Common Stocks (a) (continued)
127,073	Genzyme Corp.*	$9,521,580
351,433	Gilead Sciences, Inc.*	16,355,692
34,231	Henry Schein, Inc.*	2,024,764
14,531	Intuitive Surgical, Inc.*	4,761,518
51,702	Patterson Cos., Inc.*	1,663,770
40,144	Sepracor, Inc.*	1,065,020
235,572	Teva Pharmaceutical Industries Ltd. (ADR)	10,513,578
53,086	Vertex Pharmaceuticals, Inc.*	1,347,854
		88,133,251
	Industrials — 4.1%
65,707	CH Robinson Worldwide, Inc.	3,387,196
73,421	Cintas Corp.	2,348,738
80,604	Expeditors International Washington, Inc.	3,781,940
55,451	Fastenal Co.	2,198,077
28,698	Foster Wheeler Ltd.*	4,276,002
40,877	Joy Global, Inc.	2,370,866
51,559	Monster Worldwide, Inc.*	1,741,147
161,008	Paccar, Inc.	8,148,615
44,789	Ryanair Holdings plc (ADR)*	1,817,090
41,805	UAL Corp.*	1,711,497
		31,781,168
	Information Technology — 56.6%
98,200	Activision, Inc.*	2,175,130
222,158	Adobe Systems, Inc.*	9,361,738
61,127	Akamai Technologies, Inc.*	2,326,494
186,563	Altera Corp.	3,503,653
467,265	Apple, Inc.*	85,145,028
274,548	Applied Materials, Inc.	5,169,739
92,320	Autodesk, Inc.*	4,347,349
139,999	BEA Systems, Inc.*	2,216,184
164,519	Broadcom Corp., Class A*	4,399,238
112,016	Cadence Design Systems, Inc.*	1,859,466
84,728	Check Point Software Technologies*	1,933,493
32,418	Checkfree Corp.*	1,543,097
835,577	Cisco Systems, Inc.*	23,412,868
86,824	Citrix Systems, Inc.*	3,210,752
108,621	Cognizant Technology Solutions Corp., Class A*	3,378,113
321,932	Dell, Inc.*	7,900,211
390,292	eBay, Inc.*	13,086,491

See accompanying notes to the financial statements.

Shares		Value
	Common Stocks (a) (continued)
121,141	Electronic Arts, Inc.*	$6,806,913
79,503	Fiserv, Inc.*	4,080,889
347,608	Flextronics International Ltd.*	4,157,392
54,582	Google, Inc., Class A*	37,825,326
43,093	Infosys Technologies Ltd. (ADR)	1,816,370
787,785	Intel Corp.	20,545,433
163,413	Intuit, Inc.*	4,791,269
130,157	Juniper Networks, Inc.*	3,868,266
85,031	Kla-Tencor Corp.	4,088,290
49,143	Lam Research Corp.*	2,253,207
114,301	Linear Technology Corp.	3,481,608
68,313	Logitech International S.A. (Registered)*	2,324,691
217,061	Marvell Technology Group Ltd.*	3,242,891
70,061	Microchip Technology, Inc.	2,017,056
1,243,006	Microsoft Corp.	41,765,002
143,329	Network Appliance, Inc.*	3,541,660
207,606	Nvidia Corp.*	6,547,893
821,283	Oracle Corp.*	16,573,491
139,953	Paychex, Inc.	5,458,167
777,866	Qualcomm, Inc.	31,721,375
215,752	Research In Motion Ltd.*	24,556,893
80,525	SanDisk Corp.*	3,014,856
148,202	Sun Microsystems, Inc.*	3,079,632
355,493	Symantec Corp.*	6,327,775
54,636	Telefonaktiebolaget LM Ericsson (ADR)	1,336,397
96,463	Tellabs, Inc.*	671,382
80,255	VeriSign, Inc.*	3,282,429
152,509	Xilinx, Inc.	3,339,947
248,060	Yahoo!, Inc.*	6,650,489
		434,136,033
	Materials — 0.3%
48,307	Sigma-Aldrich Corp.	2,543,364
	Telecommunication Services — 1.4%
26,105	Leap Wireless International, Inc.*	906,104
576,146	Level 3 Communications, Inc.*	1,935,851
37,603	Millicom International Cellular S.A.*	4,485,286
64,724	NII Holdings, Inc.*	3,570,176
		10,897,417
	Total Common Stock (Cost $630,540,689)	672,826,991

Principal Amount		Value
	Repurchase Agreements — 17.3%
$26,443,489	Credit Suisse First Boston Corp., 4.64%, dated 11/30/07, due 12/03/07, total to be received $26,453,714 **	$26,443,489
30,415,686	Credit Suisse First Boston Corp., 4.55%, dated 11/30/07, due 12/03/07, total to be received $30,427,219 ***	30,415,686
5,288,698	UBS Warburg LLC, 4.55%, dated 11/30/07, due 12/03/07, total to be received $5,290,703 ****	5,288,698
70,515,971	UBS Warburg LLC, 4.55%, dated 11/30/07, due 12/03/07, total to be received $70,542,708 *****	70,515,971
	Total Repurchase Agreements (Cost $132,663,844)	132,663,844
	Total Investments (Cost $763,204,533) — 104.9%	805,490,835
	Liabilities in excess of other assets — (4.9%)	(37,814,347)
	Net Assets — 100.0%	$767,676,488

(a)  A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default.

*  Non-income producing security.

**  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this Schedule of Portfolio Investments as follows: Federal Home Loan Bank, 0% to 6.00%, due 1/2/08 to 6/8/17; Federal Home Loan Mortgage Corp., 0% to 5.76%, due 12/7/07 to 11/23/35; Federal National Mortgage Association, 0% to 6.30%, due 2/27/08 to 6/13/22, which had a total value of $26,972,475. The investment in the repurchase agreement was through participation in a pooled account.

***  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this Schedule of Portfolio Investments as follows: Federal Home Loan Bank, 0% to 5.25%, due 5/16/08 to 10/19/16; Federal Home Loan Mortgage Corp., 0% to 4.00%, due 1/2/08 to 9/22/09; Federal National Mortgage Association, 0% to 6.25%, due 4/10/08 to 8/15/17, which had a total value of $31,024,097. The investment in the repurchase agreement was through participation in a pooled account.

See accompanying notes to the financial statements.

Schedule of Portfolio Investments November 30, 2007 (Unaudited)

Ultra QQQ® (continued)

****  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this Schedule of Portfolio Investments as follows: Federal Home Loan Mortgage Corp., 0% due 2/11/08 to 4/21/08; Federal National Mortgage Association, 0% to 6.23%, due 5/30/08 to 5/15/30, which had a total value of $5,394,494. The investment in the repurchase agreement was through participation in a pooled account.

*****  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this Schedule of Portfolio Investments as follows: Federal Home Loan Bank, 0% to 6.00%, due 1/11/08 to 7/21/25; Federal Home Loan Mortgage Corp., 0% to 6.10%, due 2/11/08 to 3/6/37; Federal National Mortgage Association, 0% to 6.21%, due 1/7/08 to 8/6/38, which had a total value of $71,926,306. The investment in the repurchase agreement was through participation in a pooled account.

ADR  American Depositary Receipt

As of November 30, 2007, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$59,856,131
Aggregated gross unrealized depreciation	(28,997,568)
Net unrealized appreciation	$30,858,563
Federal income tax cost of investments	$774,632,272

Futures Contracts Purchased

Ultra QQQ® had the following open long futures contracts as of November 30, 2007:

	Number of Contracts	Expiration Date	Notional Value	Unrealized Appreciation
E-Mini NASDAQ-100® Futures Contracts	1,794	December - 07	$75,043,020	$2,272,303

Cash collateral in the amount of $4,510,025 was pledged to cover margin requirements for open futures contracts as of November 30, 2007.

Swap Agreements

Ultra QQQ® had the following open swap agreements as of November 30, 2007:

	Notional Amount at Value	Unrealized Depreciation
Equity Index Swap Agreement based on the NASDAQ-100® Index, expiring 12/27/07	$515,042,486	$(32,483,605)
Equity Index Swap Agreement based on the NASDAQ-100® Index, expiring 12/27/07	126,248,267	(2,784,793)
Equity Index Swap Agreement based on the NASDAQ-100® Index, expiring 12/27/07	125,578,527	(2,670,507)
Equity Index Swap Agreement based on the NASDAQ-100® Index, expiring 12/27/07	61,723,934	(4,201,369)
		$(42,140,274)

See accompanying notes to the financial statements.

Schedule of Portfolio Investments November 30, 2007 (Unaudited)

Ultra Dow 30SM

Shares		Value
	Common Stocks (a) — 86.3%
	Consumer Discretionary — 7.9%
135,764	General Motors Corp.	$4,049,840
135,764	Home Depot, Inc.	3,877,420
135,764	McDonald's Corp.	7,938,121
135,764	Walt Disney Co. (The)	4,500,577
		20,365,958
	Consumer Staples — 13.7%
135,764	Altria Group, Inc.	10,529,856
135,764	Coca-Cola Co. (The)	8,430,944
135,764	Procter & Gamble Co.	10,046,536
135,764	Wal-Mart Stores, Inc.	6,503,096
		35,510,432
	Energy — 4.7%
135,764	Exxon Mobil Corp.	12,104,718
	Financials — 10.3%
135,764	American Express Co.	8,007,361
135,764	American International Group, Inc.	7,891,961
135,764	Citigroup, Inc.	4,520,941
135,764	JPMorgan Chase & Co.	6,193,554
		26,613,817
	Health Care — 7.9%
135,764	Johnson & Johnson	9,196,653
135,764	Merck & Co., Inc.	8,058,951
135,764	Pfizer, Inc.	3,225,753
		20,481,357
	Industrials — 21.9%
135,764	3M Co.	11,303,711
135,764	Boeing Co.	12,563,601
135,764	Caterpillar, Inc.	9,761,432
135,764	General Electric Co.	5,198,403
135,764	Honeywell International, Inc.	7,686,958
135,764	United Technologies Corp.	10,151,074
		56,665,179
	Information Technology — 11.3%
135,764	Hewlett-Packard Co.	6,945,686
135,764	Intel Corp.	3,540,725

Shares		Value
	Common Stocks (a) (continued)
135,764	International Business Machines Corp.	$14,279,658
135,764	Microsoft Corp.	4,561,670
		29,327,739
	Materials — 4.3%
135,764	Alcoa, Inc.	4,937,737
135,764	EI Du Pont de Nemours & Co.	6,265,508
		11,203,245
	Telecommunication Services — 4.3%
135,764	AT&T, Inc.	5,187,542
135,764	Verizon Communications, Inc.	5,866,363
		11,053,905
	Total Common Stock (Cost $220,250,424)	223,326,350
Principal Amount
	Repurchase Agreements — 15.5%
$7,974,072	Credit Suisse First Boston Corp., 4.64%, dated 11/30/07, due 12/03/07, total to be received $7,977,155 **	7,974,072
9,171,893	Credit Suisse First Boston Corp., 4.55%, dated 11/30/07, due 12/03/07, total to be received $9,175,371 ***	9,171,893
1,594,814	UBS Warburg LLC, 4.55%, dated 11/30/07, due 12/03/07, total to be received $1,595,419 ****	1,594,814
21,264,191	UBS Warburg LLC, 4.55%, dated 11/30/07, due 12/03/07, total to be received $21,272,254 *****	21,264,191
	Total Repurchase Agreements (Cost $40,004,970)	40,004,970
	Total Investments (Cost $260,255,394) — 101.8%	263,331,320
	Liabilities in excess of other assets — (1.8%)	(4,724,108)
	Net Assets — 100.0%	$258,607,212

See accompanying notes to the financial statements.

Schedule of Portfolio Investments November 30, 2007 (Unaudited)

Ultra Dow 30SM (continued)

(a)  A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default.

**  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this Schedule of Portfolio Investments as follows: Federal Home Loan Bank, 0% to 6.00%, due 1/2/08 to 6/8/17; Federal Home Loan Mortgage Corp., 0% to 5.76%, due 12/7/07 to 11/23/35; Federal National Mortgage Association, 0% to 6.30%, due 2/27/08 to 6/13/22, which had a total value of $8,133,588. The investment in the repurchase agreement was through participation in a pooled account.

***  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this Schedule of Portfolio Investments as follows: Federal Home Loan Bank, 0% to 5.25%, due 5/16/08 to 10/19/16; Federal Home Loan Mortgage Corp., 0% to 4.00%, due 1/2/08 to 9/22/09; Federal National Mortgage Association, 0% to 6.25%, due 4/10/08 to 8/15/17, which had a total value of $9,355,361. The investment in the repurchase agreement was through participation in a pooled account.

****  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this Schedule of Portfolio Investments as follows:

Federal Home Loan Mortgage Corp., 0% due 2/11/08 to 4/21/08; Federal National Mortgage Association, 0% to 6.23%, due 5/30/08 to 5/15/30, which had a total value of $1,626,717. The investment in the repurchase agreement was through participation in a pooled account.

*****  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this Schedule of Portfolio Investments as follows: Federal Home Loan Bank, 0% to 6.00%, due 1/11/08 to 7/21/25; Federal Home Loan Mortgage Corp., 0% to 6.10%, due 2/11/08 to 3/6/37; Federal National Mortgage Association, 0% to 6.21%, due 1/7/08 to 8/6/38, which had a total value of $21,689,480. The investment in the repurchase agreement was through participation in a pooled account.

As of November 30, 2007, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$7,951,621
Aggregate gross unrealized depreciation	(6,183,940)
Net unrealized appreciation	$1,767,681
Federal income tax cost of investments	$261,563,639

Futures Contracts Purchased

Ultra Dow 30SM had the following open futures contracts as of November 30, 2007:

	Number of Contracts	Expiration Date	Notional Value	Unrealized Appreciation
E-Mini Dow Jones Futures Contracts	422	December - 07	$28,297,210	$747,270

Cash collateral in the amount of $1,392,571 was pledged to cover margin requirements for open futures contracts as of November 30, 2007.

Swap Agreements

Ultra Dow 30SM had the following open swap agreements as of November 30, 2007:

	Notional Amount at Value	Unrealized Depreciation
Equity Index Swap Agreement based on Dow Jones Industrial AverageTM Index, expiring 12/27/07	$88,935,201	$(361,457)
Equity Index Swap Agreement based on Dow Jones Industrial AverageTM Index, expiring 12/27/07	20,848,089	(437,765)
Equity Index Swap Agreement based on Dow Jones Industrial AverageTM Index, expiring 12/27/07	160,000,000	(3,364,830)
		$(4,164,052)

See accompanying notes to the financial statements.

Schedule of Portfolio Investments November 30, 2007 (Unaudited)

Ultra S&P500®

Shares		Value
	Common Stocks (a) — 85.9%
	Consumer Discretionary — 7.6%
3,499	Abercrombie & Fitch Co.	$287,058
12,338	Amazon.Com, Inc.*	1,117,329
5,736	Apollo Group, Inc., Class A*	438,919
5,570	AutoNation, Inc.*	91,905
1,847	Autozone, Inc.*	206,181
10,954	Bed Bath & Beyond, Inc.*	344,503
14,167	Best Buy Co., Inc.	723,225
4,109	Big Lots, Inc.*	76,715
2,652	Black & Decker Corp.	219,188
3,589	Brunswick Corp.	73,180
17,615	Carnival Corp.	794,789
27,650	CBS Corp., Class B	758,439
4,843	Centex Corp.	101,025
6,803	Circuit City Stores, Inc.	44,015
20,101	Clear Channel Communications, Inc.	721,626
15,062	Coach, Inc.*	559,403
124,766	Comcast Corp., Class A*	2,562,694
5,720	Darden Restaurants, Inc.	227,599
2,456	Dillard's, Inc., Class A	50,078
28,981	DIRECTV Group, Inc. (The)*	720,757
2,634	Dow Jones & Co., Inc.	157,381
11,031	DR Horton, Inc.	132,041
11,586	Eastman Kodak Co.	272,039
3,623	EW Scripps Co., Class A	157,419
8,249	Expedia, Inc.*	268,917
5,877	Family Dollar Stores, Inc.	138,403
84,759	Ford Motor Co.*	636,540
6,184	Fortune Brands, Inc.	474,004
9,402	Gannett Co., Inc.	345,523
19,979	Gap, Inc. (The)	407,572
22,844	General Motors Corp.	681,436
6,860	Genuine Parts Co.	329,623
8,518	Goodyear Tire & Rubber Co. (The)*	244,892
13,105	H&R Block, Inc.	257,906
10,141	Harley-Davidson, Inc.	486,971
2,441	Harman International Industries, Inc.	179,658
7,559	Harrah's Entertainment, Inc.	665,721
5,937	Hasbro, Inc.	164,870
68,167	Home Depot, Inc.	1,946,849
7,713	IAC/InterActiveCorp*	214,653
13,548	International Game Technology	591,506

Shares		Value
	Common Stocks (a) (continued)
19,033	Interpublic Group of Cos., Inc.*	$180,623
8,948	JC Penney Co., Inc.	394,786
23,979	Johnson Controls, Inc.	926,069
3,442	Jones Apparel Group, Inc.	64,159
3,108	KB Home	64,926
12,829	Kohl's Corp.*	632,213
7,053	Leggett & Platt, Inc.	145,151
5,629	Lennar Corp., Class A	89,163
4,128	Liz Claiborne, Inc.	103,572
59,690	Lowe's Cos., Inc.	1,457,033
12,871	Ltd Brands, Inc.	258,450
17,501	Macy's, Inc.	518,905
12,900	Marriott International, Inc., Class A	483,750
14,809	Mattel, Inc.	295,884
48,111	McDonald's Corp.	2,813,050
13,681	McGraw-Hill Cos., Inc. (The)	671,463
1,553	Meredith Corp.	85,493
5,810	New York Times Co., (The), Class A	95,865
11,154	Newell Rubbermaid, Inc.	298,704
93,456	News Corp., Class A	1,969,118
15,608	Nike, Inc., Class B	1,024,665
7,986	Nordstrom, Inc.	267,850
11,012	Office Depot, Inc.*	188,746
3,041	OfficeMax, Inc.	75,812
13,253	Omnicom Group, Inc.	646,084
2,418	Polo Ralph Lauren Corp.	166,794
8,575	Pulte Homes, Inc.	87,636
5,562	RadioShack Corp.	102,897
3,056	Sears Holdings Corp.*	322,439
4,383	Sherwin-Williams Co. (The)	275,384
2,338	Snap-On, Inc.	114,281
3,314	Stanley Works (The)	172,825
28,821	Staples, Inc.	683,058
30,087	Starbucks Corp.*	703,735
8,039	Starwood Hotels & Resorts Worldwide, Inc.	431,534
34,177	Target Corp.	2,052,671
5,519	Tiffany & Co.	256,247
150,550	Time Warner, Inc.	2,598,493
17,949	TJX Cos., Inc.	526,624
3,108	Tribune Co.	96,472
3,588	VF Corp.	268,347
27,718	Viacom, Inc., Class B*	1,164,710

See accompanying notes to the financial statements.

Schedule of Portfolio Investments November 30, 2007 (Unaudited)

Ultra S&P500® (continued)

Shares		Value
	Common Stocks (a) (continued)
78,354	Walt Disney Co. (The)	$2,597,435
3,526	Wendy's International, Inc.	98,834
3,149	Whirlpool Corp.	254,943
7,210	Wyndham Worldwide Corp.	210,316
20,991	Yum! Brands, Inc.	779,816
		46,589,577
	Consumer Staples — 8.8%
84,986	Altria Group, Inc.	6,591,514
30,260	Anheuser-Busch Cos., Inc.	1,595,307
25,981	Archer-Daniels-Midland Co.	944,409
17,466	Avon Products, Inc.	716,979
3,491	Brown-Forman Corp., Class B	246,604
9,072	Campbell Soup Co.	333,124
5,586	Clorox Co.	362,420
80,322	Coca-Cola Co. (The)	4,987,996
11,507	Coca-Cola Enterprises, Inc.	298,837
20,586	Colgate-Palmolive Co.	1,648,527
19,773	ConAgra Foods, Inc.	494,720
7,832	Constellation Brands, Inc., Class A*	184,444
17,679	Costco Wholesale Corp.	1,191,565
59,783	CVS Caremark Corp.	2,396,700
5,229	Dean Foods Co.	130,411
4,627	Estee Lauder Cos., Inc. (The)	207,660
13,329	General Mills, Inc.	801,739
6,825	Hershey Co. (The)	272,386
12,884	HJ Heinz Co.	609,413
10,711	Kellogg Co.	578,822
17,182	Kimberly-Clark Corp.	1,199,475
63,651	Kraft Foods, Inc.	2,199,142
28,561	Kroger Co. (The)	821,129
5,236	McCormick & Co., Inc. (Non-Voting)	200,068
5,503	Molson Coors Brewing Co., Class B	296,282
5,657	Pepsi Bottling Group, Inc.	241,384
65,228	PepsiCo, Inc.	5,034,297
125,983	Procter & Gamble Co.	9,322,742
6,907	Reynolds American, Inc.	483,628
17,726	Safeway, Inc.	616,865
29,249	Sara Lee Corp.	492,261
8,482	SUPERVALU, Inc.	355,141
24,624	SYSCO Corp.	800,526
11,105	Tyson Foods, Inc., Class A	165,576
6,434	UST, Inc.	372,529

Shares		Value
	Common Stocks (a) (continued)
96,897	Wal-Mart Stores, Inc.	$4,641,366
40,113	Walgreen Co.	1,467,735
5,611	Whole Foods Market, Inc.	241,329
8,770	WM. Wrigley Jr. Co.	561,280
		54,106,332
	Energy — 10.2%
18,727	Anadarko Petroleum Corp.	1,059,948
13,403	Apache Corp.	1,297,276
12,900	Baker Hughes, Inc.	1,035,483
11,773	BJ Services Co.	289,380
17,871	Chesapeake Energy Corp.	676,417
86,056	Chevron Corp.	7,553,135
65,689	ConocoPhillips	5,257,748
7,360	CONSOL Energy, Inc.	436,301
18,005	Devon Energy Corp.	1,490,994
28,281	El Paso Corp.	454,759
5,975	ENSCO International, Inc.	321,754
9,883	EOG Resources, Inc.	818,115
223,899	Exxon Mobil Corp.	19,962,835
35,935	Halliburton Co.	1,315,580
11,168	Hess Corp.	795,385
27,496	Marathon Oil Corp.	1,537,026
7,610	Murphy Oil Corp.	544,267
11,351	Nabors Industries Ltd.*	305,342
14,380	National Oilwell Varco, Inc.*	979,997
10,839	Noble Corp.	565,037
6,908	Noble Energy, Inc.	497,652
33,537	Occidental Petroleum Corp.	2,339,877
10,718	Peabody Energy Corp.	596,350
4,461	Rowan Cos., Inc.	157,919
48,123	Schlumberger Ltd.	4,497,094
8,095	Smith International, Inc.	507,718
25,519	Spectra Energy Corp.	628,788
4,859	Sunoco, Inc.	326,039
5,524	Tesoro Corp.	271,670
12,502	Transocean, Inc.	1,716,394
22,358	Valero Energy Corp.	1,454,835
13,604	Weatherford International Ltd.*	851,883
24,231	Williams Cos., Inc.	841,058
15,575	XTO Energy, Inc.	962,847
		62,346,903

See accompanying notes to the financial statements.

Shares		Value
	Common Stocks (a) (continued)
	Financials — 15.9%
13,282	ACE Ltd.	$794,662
19,720	Aflac, Inc.	1,235,261
23,616	Allstate Corp. (The)	1,207,250
4,107	AMBAC Financial Group, Inc.	111,834
7,587	American Capital Strategies Ltd.	285,347
47,752	American Express Co.	2,816,413
103,523	American International Group, Inc.	6,017,792
9,498	Ameriprise Financial, Inc.	557,438
11,819	AON Corp.	590,595
3,905	Apartment Investment & Management Co. (REIT)	155,302
3,895	Assurant, Inc.	254,850
3,219	AvalonBay Communities, Inc. (REIT)	320,097
179,133	Bank of America Corp.	8,263,405
45,934	Bank of New York Mellon Corp. (The)	2,202,995
22,282	BB&T Corp.	803,935
4,688	Bear Stearns Cos., Inc. (The)	467,394
4,805	Boston Properties, Inc. (REIT)	472,908
16,862	Capital One Financial Corp.	898,913
7,960	CB Richard Ellis Group, Inc., Class A*	189,050
38,261	Charles Schwab Corp. (The)	930,125
15,878	Chubb Corp.	866,145
6,944	Cincinnati Financial Corp.	277,621
7,702	CIT Group, Inc.	204,873
200,820	Citigroup, Inc.	6,687,306
2,144	CME Group, Inc.	1,412,038
6,177	Comerica, Inc.	282,783
7,761	Commerce Bancorp, Inc.	309,043
23,253	Countrywide Financial Corp.	251,597
5,014	Developers Diversified Realty Corp. (REIT)	222,672
19,266	Discover Financial Services	334,650
17,167	E*Trade Financial Corp.*	78,968
11,188	Equity Residential (REIT)	416,305
39,298	Fannie Mae	1,509,829
3,534	Federated Investors, Inc., Class B	144,152
21,626	Fifth Third Bancorp	646,834
5,096	First Horizon National Corp.	112,520
6,553	Franklin Resources, Inc.	807,199
26,246	Freddie Mac	920,447
9,914	General Growth Properties, Inc. (REIT)	460,406

Shares		Value
	Common Stocks (a) (continued)
17,871	Genworth Financial, Inc.	$468,935
16,376	Goldman Sachs Group, Inc. (The)	3,711,457
12,825	Hartford Financial Services Group, Inc.	1,222,479
21,084	Host Hotels & Resorts, Inc. (REIT)	404,602
21,470	Hudson City Bancorp, Inc.	326,773
14,772	Huntington Bancshares, Inc.	231,773
2,797	IntercontinentalExchange, Inc.*	466,987
6,372	Janus Capital Group, Inc.	213,908
136,606	JPMorgan Chase & Co.	6,231,966
15,718	Keycorp	414,012
10,182	Kimco Realty Corp. (REIT)	402,087
5,360	Legg Mason, Inc.	409,022
21,428	Lehman Brothers Holdings, Inc.	1,342,036
6,646	Leucadia National Corp.	312,096
10,927	Lincoln National Corp.	672,775
17,947	Loews Corp.	857,687
3,028	M&T Bank Corp.	275,427
21,880	Marsh & McLennan Cos., Inc.	549,626
7,173	Marshall & Ilsley Corp.	225,734
5,109	MBIA, Inc.	186,530
34,795	Merrill Lynch & Co., Inc.	2,085,612
29,989	MetLife, Inc.	1,966,979
3,308	MGIC Investment Corp.	77,804
8,943	Moody's Corp.	336,793
42,491	Morgan Stanley	2,240,126
25,565	National City Corp.	505,164
7,730	Northern Trust Corp.	626,053
10,658	NYSE Euronext	922,983
7,048	Plum Creek Timber Co., Inc. (REIT)	326,816
13,806	PNC Financial Services Group, Inc.	1,010,737
10,723	Principal Financial Group, Inc.	702,249
29,232	Progressive Corp. (The)	537,869
10,374	Prologis (REIT)	678,667
18,530	Prudential Financial, Inc.	1,744,414
5,025	Public Storage (REIT)	388,633
28,417	Regions Financial Corp.	751,061
3,817	Safeco Corp.	220,279
9,018	Simon Property Group, Inc. (REIT)	887,822
16,657	SLM Corp.	634,299
14,507	Sovereign Bancorp, Inc.	170,747
15,725	State Street Corp.	1,256,270
14,091	SunTrust Banks, Inc.	987,920

See accompanying notes to the financial statements.

Schedule of Portfolio Investments November 30, 2007 (Unaudited)

Ultra S&P500® (continued)

Shares		Value
	Common Stocks (a) (continued)
13,218	Synovus Financial Corp.	$328,996
10,705	T. Rowe Price Group, Inc.	658,143
3,863	Torchmark Corp.	238,270
26,503	Travelers Cos., Inc. (The)	1,407,574
69,695	U.S. Bancorp	2,306,208
14,565	Unum Group	361,795
5,400	Vornado Realty Trust (REIT)	486,000
76,824	Wachovia Corp.	3,303,432
35,352	Washington Mutual, Inc.	689,364
134,933	Wells Fargo & Co.	4,375,877
7,337	XL Capital Ltd., Class A	429,435
4,343	Zions Bancorporation	236,998
		97,328,255
	Health Care — 10.5%
62,389	Abbott Laboratories	3,587,991
20,645	Aetna, Inc.	1,153,643
12,414	Allergan, Inc.	832,235
7,274	AmerisourceBergen Corp.	330,021
43,871	Amgen, Inc.*	2,423,873
7,403	Applera Corp.- Applied Biosystems Group	252,886
4,328	Barr Pharmaceuticals, Inc.*	232,414
26,027	Baxter International, Inc.	1,558,236
9,825	Becton Dickinson & Co.	812,822
11,623	Biogen Idec, Inc.*	861,497
53,857	Boston Scientific Corp.*	680,214
79,847	Bristol-Myers Squibb Co.	2,365,867
14,716	Cardinal Health, Inc.	891,054
15,451	Celgene Corp.*	951,009
11,419	Cigna Corp.	612,173
6,310	Coventry Health Care, Inc.*	365,223
20,071	Covidien Ltd.	805,048
4,173	CR Bard, Inc.	352,744
39,838	Eli Lilly & Co.	2,109,422
10,409	Express Scripts, Inc.*	705,210
12,763	Forest Laboratories, Inc.*	492,014
10,645	Genzyme Corp.*	797,630
37,397	Gilead Sciences, Inc.*	1,740,456
6,342	Hospira, Inc.*	274,609
6,805	Humana, Inc.*	524,189
7,871	IMS Health, Inc.	183,788
116,850	Johnson & Johnson	7,915,419

Shares		Value
	Common Stocks (a) (continued)
9,857	King Pharmaceuticals, Inc.*	$104,386
4,735	Laboratory Corp. of America Holdings*	344,092
11,949	McKesson Corp.	797,357
10,931	Medco Health Solutions, Inc.*	1,092,991
45,784	Medtronic, Inc.	2,328,116
87,859	Merck & Co., Inc.	5,215,310
2,178	Millipore Corp.*	178,335
12,204	Mylan, Inc.	175,493
5,650	Patterson Cos., Inc.*	181,817
4,897	PerkinElmer, Inc.	133,590
279,643	Pfizer, Inc.	6,644,318
6,311	Quest Diagnostics, Inc.	347,484
65,374	Schering-Plough Corp.	2,046,206
13,762	St. Jude Medical, Inc.*	547,039
9,578	Stryker Corp.	695,650
19,130	Tenet Healthcare Corp.*	105,406
17,221	Thermo Fisher Scientific, Inc.*	992,618
53,485	UnitedHealth Group, Inc.	2,941,675
5,103	Varian Medical Systems, Inc.*	254,946
4,029	Waters Corp.*	314,423
4,138	Watson Pharmaceuticals, Inc.*	121,285
23,064	WellPoint, Inc.*	1,942,219
54,282	Wyeth	2,665,246
9,534	Zimmer Holdings, Inc.*	617,136
		64,598,825
	Industrials — 9.9%
28,897	3M Co.	2,405,964
11,641	Allied Waste Industries, Inc.*	132,824
4,299	Avery Dennison Corp.	224,021
31,638	Boeing Co.	2,927,781
12,127	Burlington Northern Santa Fe Corp.	1,012,847
25,802	Caterpillar, Inc.	1,855,164
6,968	CH Robinson Worldwide, Inc.	359,200
5,446	Cintas Corp.	174,218
7,416	Cooper Industries Ltd., Class A	372,432
17,723	CSX Corp.	744,366
4,200	Cummins, Inc.	490,980
9,953	Danaher Corp.	864,119
8,957	Deere & Co.	1,538,813
8,259	Dover Corp.	382,227
5,882	Eaton Corp.	525,321

See accompanying notes to the financial statements.

Shares		Value
	Common Stocks (a) (continued)
31,974	Emerson Electric Co.	$1,823,158
5,322	Equifax, Inc.	198,138
8,598	Expeditors International Washington, Inc.	403,418
12,465	FedEx Corp.	1,227,429
3,565	Fluor Corp.	524,661
16,378	General Dynamics Corp.	1,454,039
413,632	General Electric Co.	15,837,969
5,056	Goodrich Corp.	360,442
30,212	Honeywell International, Inc.	1,710,603
16,937	Illinois Tool Works, Inc.	940,004
11,572	Ingersoll-Rand Co., Ltd., Class A	597,578
7,310	ITT Corp.	471,056
4,841	Jacobs Engineering Group, Inc.*	405,531
5,088	L-3 Communications Holdings, Inc.	562,987
14,017	Lockheed Martin Corp.	1,551,261
5,064	Manitowoc Co., Inc. (The)	222,056
14,821	Masco Corp.	331,990
5,343	Monster Worldwide, Inc.*	180,433
15,889	Norfolk Southern Corp.	813,676
13,874	Northrop Grumman Corp.	1,093,132
15,054	Paccar, Inc.	761,883
4,949	Pall Corp.	189,299
7,035	Parker Hannifin Corp.	558,790
8,876	Pitney Bowes, Inc.	341,726
5,565	Precision Castparts Corp.	819,947
8,966	R.R. Donnelley & Sons Co.	328,694
17,655	Raytheon Co.	1,091,962
6,618	Robert Half International, Inc.	178,421
6,159	Rockwell Automation, Inc.	418,135
6,728	Rockwell Collins, Inc.	485,223
2,415	Ryder System, Inc.	104,714
30,169	Southwest Airlines Co.	426,891
4,114	Terex Corp.*	265,147
10,081	Textron, Inc.	696,093
6,920	Trane, Inc.	254,033
20,069	Tyco International Ltd.	805,369
10,755	Union Pacific Corp.	1,356,636
42,379	United Parcel Service, Inc., Class B	3,122,485
40,038	United Technologies Corp.	2,993,641
20,956	Waste Management, Inc.	719,210
2,719	WW Grainger, Inc.	240,088
		60,878,225

Shares		Value
	Common Stocks (a) (continued)
	Information Technology — 14.0%
23,755	Adobe Systems, Inc.*	$1,001,036
24,181	Advanced Micro Devices, Inc.*	236,007
4,019	Affiliated Computer Services, Inc., Class A*	168,637
15,605	Agilent Technologies, Inc.*	590,337
6,685	Akamai Technologies, Inc.*	254,431
13,559	Altera Corp.	254,638
12,562	Analog Devices, Inc.	386,658
35,107	Apple, Inc.*	6,397,198
55,633	Applied Materials, Inc.	1,047,569
9,285	Autodesk, Inc.*	437,231
21,439	Automatic Data Processing, Inc.	966,041
8,122	BMC Software, Inc.*	268,676
18,937	Broadcom Corp., Class A*	506,375
15,689	CA, Inc.	384,224
3,470	Ciena Corp.*	152,611
245,885	Cisco Systems, Inc.*	6,889,698
7,658	Citrix Systems, Inc.*	283,193
11,675	Cognizant Technology Solutions Corp., Class A*	363,092
7,024	Computer Sciences Corp.*	371,008
11,554	Compuware Corp.*	95,436
5,473	Convergys Corp.*	89,265
63,501	Corning, Inc.	1,542,439
91,704	Dell, Inc.*	2,250,416
46,057	eBay, Inc.*	1,544,291
12,556	Electronic Arts, Inc.*	705,522
20,545	Electronic Data Systems Corp.	416,242
84,666	EMC Corp.*	1,631,514
6,858	Fidelity National Information Services, Inc.	296,403
6,737	Fiserv, Inc.*	345,810
9,325	Google, Inc., Class A*	6,462,225
104,075	Hewlett-Packard Co.	5,324,477
235,757	Intel Corp.	6,148,543
54,919	International Business Machines Corp.	5,776,380
13,681	Intuit, Inc.*	401,127
8,379	Jabil Circuit, Inc.	142,024
8,544	JDS Uniphase Corp.*	115,002
20,754	Juniper Networks, Inc.*	616,809
7,353	Kla-Tencor Corp.	353,532
3,815	Lexmark International, Inc., Class A*	133,067

See accompanying notes to the financial statements.

Schedule of Portfolio Investments November 30, 2007 (Unaudited)

Ultra S&P500® (continued)

Shares		Value
	Common Stocks (a) (continued)
8,962	Linear Technology Corp.	$272,982
28,907	LSI Corp.*	160,434
9,087	MEMC Electronic Materials, Inc.*	704,969
1	Metavante Technologies, Inc.*	8
8,778	Microchip Technology, Inc.	252,719
30,554	Micron Technology, Inc.*	254,209
325,496	Microsoft Corp.	10,936,666
5,797	Molex, Inc.	159,765
93,439	Motorola, Inc.	1,492,221
9,705	National Semiconductor Corp.	221,856
14,364	Network Appliance, Inc.*	354,934
14,123	Novell, Inc.*	99,143
4,689	Novellus Systems, Inc.*	121,961
22,155	Nvidia Corp.*	698,769
158,936	Oracle Corp.*	3,207,328
13,732	Paychex, Inc.	535,548
5,526	QLogic Corp.*	74,712
67,588	Qualcomm, Inc.	2,756,239
9,198	SanDisk Corp.*	344,373
33,450	Sun Microsystems, Inc.*	695,086
36,309	Symantec Corp.*	646,300
17,694	Tellabs, Inc.*	123,150
7,287	Teradata Corp.*	189,171
7,010	Teradyne, Inc.*	76,339
57,691	Texas Instruments, Inc.	1,821,305
20,071	Tyco Electronics Ltd.	750,455
14,127	Unisys Corp.*	70,070
8,920	VeriSign, Inc.*	364,828
31,192	Western Union Co. (The)	704,939
37,780	Xerox Corp.*	637,726
11,945	Xilinx, Inc.	261,595
54,385	Yahoo!, Inc.*	1,458,062
		85,797,046
	Materials — 2.9%
8,723	Air Products & Chemicals, Inc.	863,926
35,688	Alcoa, Inc.	1,297,973
4,126	Allegheny Technologies, Inc.	403,316
2,257	Ashland, Inc.	111,135
4,134	Ball Corp.	191,197
4,219	Bemis Co., Inc.	114,461
38,353	Dow Chemical Co. (The)	1,608,525
3,393	Eastman Chemical Co.	217,865

Shares		Value
	Common Stocks (a) (continued)
7,031	Ecolab, Inc.	$336,785
37,161	EI Du Pont de Nemours & Co.	1,714,980
15,410	Freeport-McMoRan Copper & Gold, Inc.	1,524,511
4,683	Hercules, Inc.	90,897
3,284	International Flavors & Fragrances, Inc.	164,660
17,344	International Paper Co.	585,360
7,405	MeadWestvaco Corp.	243,402
22,020	Monsanto Co.	2,188,127
18,228	Newmont Mining Corp.	905,749
11,622	Nucor Corp.	688,139
5,277	Pactiv Corp.*	134,036
6,623	PPG Industries, Inc.	454,603
12,912	Praxair, Inc.	1,102,427
5,127	Rohm & Haas Co.	278,755
6,520	Sealed Air Corp.	152,372
5,301	Sigma-Aldrich Corp.	279,098
4,278	Temple-Inland, Inc.	196,660
3,536	Titanium Metals Corp.*	104,913
4,772	United States Steel Corp.	466,224
4,360	Vulcan Materials Co.	387,168
8,714	Weyerhaeuser Co.	637,691
		17,444,955
	Telecommunication Services — 3.0%
16,584	American Tower Corp., Class A*	755,235
246,212	AT&T, Inc.	9,407,761
4,518	CenturyTel, Inc.	192,602
13,736	Citizens Communications Co.	178,293
6,159	Embarq Corp.	313,801
64,497	Qwest Communications International, Inc.*	427,615
114,916	Sprint Nextel Corp.	1,783,496
117,174	Verizon Communications, Inc.	5,063,089
19,272	Windstream Corp.	249,573
		18,371,465
	Utilities — 3.1%
26,992	AES Corp. (The)*	589,775
6,704	Allegheny Energy, Inc.	407,268
8,381	Ameren Corp.	451,317
16,116	American Electric Power Co., Inc.	768,250
12,966	Centerpoint Energy, Inc.	231,443

See accompanying notes to the financial statements.

Shares		Value
	Common Stocks (a) (continued)
9,066	CMS Energy Corp.	$158,020
10,939	Consolidated Edison, Inc.	529,995
7,286	Constellation Energy Group, Inc.	730,130
23,497	Dominion Resources, Inc.	1,109,763
6,889	DTE Energy Co.	337,905
50,875	Duke Energy Corp.	1,006,816
20,006	Dynegy, Inc., Class A*	152,246
13,153	Edison International	736,305
7,900	Entergy Corp.	944,366
27,216	Exelon Corp.	2,206,401
12,306	FirstEnergy Corp.	843,699
16,424	FPL Group, Inc.	1,145,738
3,068	Integrys Energy Group, Inc.	156,499
1,821	Nicor, Inc.	76,737
11,068	NiSource, Inc.	204,869
7,812	Pepco Holdings, Inc.	219,517
14,265	PG&E Corp.	660,042
4,049	Pinnacle West Capital Corp.	173,540
15,466	PPL Corp.	788,147
10,452	Progress Energy, Inc.	510,267
10,265	Public Service Enterprise Group, Inc.	982,771
6,969	Questar Corp.	372,493
10,658	Sempra Energy	667,404
30,537	Southern Co.	1,148,802
8,499	TECO Energy, Inc.	147,203
16,950	Xcel Energy, Inc.	391,715
		18,849,443
	Total Common Stock (Cost $508,677,683)	526,311,026
Principal Amount
	Repurchase Agreements — 15.5%
$18,876,425	Credit Suisse First Boston Corp., 4.64%, dated 11/30/07, due 12/03/07, total to be received $18,883,724 **	18,876,425
21,711,938	Credit Suisse First Boston Corp., 4.55%, dated 11/30/07, due 12/03/07, total to be received $21,720,170 ***	21,711,938
3,775,285	UBS Warburg LLC, 4.55%, dated 11/30/07, due 12/03/07, total to be received $3,776,716 ****	3,775,285

Principal Amount		Value
	Repurchase Agreements (continued)
$50,337,133	UBS Warburg LLC, 4.55%, dated 11/30/07, due 12/03/07, total to be received $50,356,219 *****	$50,337,133
	Total Repurchase Agreements (Cost $94,700,781)	94,700,781
	Total Investments (Cost $603,378,464) — 101.4%	621,011,807
	Liabilities in excess of other assets — (1.4%)	(8,550,218)
	Net Assets — 100.0%	$612,461,589

(a)  A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default.

*  Non-income producing security.

**  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this Schedule of Portfolio Investments as follows: Federal Home Loan Bank, 0% to 6.00%, due 1/2/08 to 6/8/17; Federal Home Loan Mortgage Corp., 0% to 5.76%, due 12/7/07 to 11/23/35; Federal National Mortgage Association, 0% to 6.30%, due 2/27/08 to 6/13/22, which had a total value of $19,254,036. The investment in the repurchase agreement was through participation in a pooled account.

***  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this Schedule of Portfolio Investments as follows: Federal Home Loan Bank, 0% to 5.25%, due 5/16/08 to 10/19/16; Federal Home Loan Mortgage Corp., 0% to 4.00%, due 1/2/08 to 9/22/09; Federal National Mortgage Association, 0% to 6.25%, due 4/10/08 to 8/15/17, which had a total value of $22,146,247. The investment in the repurchase agreement was through participation in a pooled account.

****  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this Schedule of Portfolio Investments as follows: Federal Home Loan Mortgage Corp., 0% due 2/11/08 to 4/21/08; Federal National Mortgage Association, 0% to 6.23%, due 5/30/08 to 5/15/30, which had a total value of $3,850,807. The investment in the repurchase agreement was through participation in a pooled account.

See accompanying notes to the financial statements.

Schedule of Portfolio Investments November 30, 2007 (Unaudited)

Ultra S&P500® (continued)

*****Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this Schedule of Portfolio Investments as follows: Federal Home Loan Bank, 0% to 6.00%, due 1/11/08 to 7/21/25; Federal Home Loan Mortgage Corp., 0% to 6.10%, due 2/11/08 to 3/6/37; Federal National Mortgage Association, 0% to 6.21%, due 1/7/08 to 8/6/38, which had a total value of $51,343,887. The investment in the repurchase agreement was through participation in a pooled account.

REIT  Real Estate Investment Trust

As of November 30, 2007, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$33,718,569
Aggregate gross unrealized depreciation	(21,169,572)
Net unrealized appreciation	$12,548,997
Federal income tax cost of investments	$608,462,810

Futures Contracts Purchased

Ultra S&P500® had the following open long futures contracts as of November 30, 2007:

	Number of Contracts	Expiration Date	Notional Value	Unrealized Appreciation
E-Mini S&P 500 Futures Contracts	903	December - 07	$67,036,463	$1,870,631

Cash collateral in the amount of $3,911,262 was pledged to cover margin requirements for open futures contracts as of November 30, 2007.

Swap Agreements

Ultra S&P500® had the following open swap agreements as of November 30, 2007:

	Notional Amount at Value	Unrealized Appreciation/ (Depreciation)
Equity Index Swap Agreement based on the S&P 500® Index, expiring 12/27/07	$392,303,041	$(10,607,150)
Equity Index Swap Agreement based on the S&P 500® Index, expiring 12/27/07	151,432,213	690,347
Equity Index Swap Agreement based on the S&P 500® Index, expiring 12/27/07	99,557,445	(2,571,750)
		$(12,488,553)

See accompanying notes to the financial statements.

Schedule of Portfolio Investments November 30, 2007 (Unaudited)

Ultra MidCap400

Shares		Value
	Common Stocks (a) — 88.3%
	Consumer Discretionary — 12.6%
2,949	99 Cents Only Stores*	$23,769
6,293	Advance Auto Parts, Inc.	226,296
4,844	Aeropostale, Inc.*	123,764
13,505	American Eagle Outfitters, Inc.	309,129
3,497	American Greetings Corp., Class A	81,340
3,910	AnnTaylor Stores Corp.*	119,060
4,542	ArvinMeritor, Inc.	45,920
3,186	Barnes & Noble, Inc.	122,502
5,523	Belo Corp., Class A	91,461
1,613	Blyth, Inc.	31,728
2,222	Bob Evans Farms, Inc.	68,527
3,697	Borders Group, Inc.	46,250
3,641	BorgWarner, Inc.	351,757
3,527	Boyd Gaming Corp.	136,565
6,608	Brinker International, Inc.	152,182
4,165	Callaway Golf Co.	71,055
5,731	Career Education Corp.*	164,652
13,677	Carmax, Inc.*	312,793
1,537	CBRL Group, Inc.	51,428
7,701	Charming Shoppes, Inc.*	42,587
4,534	Cheesecake Factory (The)*	105,597
11,061	Chico's FAS, Inc.*	125,100
2,063	Chipotle Mexican Grill, Inc., Class A*	274,688
3,883	Coldwater Creek, Inc.*	32,035
4,118	Collective Brands, Inc.*	63,129
5,316	Corinthian Colleges, Inc.*	92,817
3,753	DeVry, Inc.	206,340
5,211	Dick's Sporting Goods, Inc.*	162,896
5,981	Dollar Tree Stores, Inc.*	171,416
1,661	Entercom Communications Corp., Class A	27,058
9,700	Foot Locker, Inc.	126,585
3,037	Furniture Brands International, Inc.	30,765
9,994	GameStop Corp., Class A*	574,155
9,033	Gentex Corp.	179,034
2,979	Getty Images, Inc.*	86,838
3,430	Guess?, Inc.	160,970
6,026	Hanesbrands, Inc.*	170,114
3,110	Harte-Hanks, Inc.	52,248
2,306	Hovnanian Enterprises, Inc., Class A*	17,433
1,962	International Speedway Corp., Class A	83,601

Shares		Value
	Common Stocks (a) (continued)
1,877	ITT Educational Services, Inc.*	$212,364
2,808	John Wiley & Sons, Inc., Class A	118,357
5,135	Lamar Advertising Co., Class A	267,071
4,844	Lear Corp.*	142,607
2,496	Lee Enterprises, Inc.	34,944
2,113	Life Time Fitness, Inc.*	114,778
1,967	Matthews International Corp., Class A	86,823
2,189	MDC Holdings, Inc.	77,469
1,422	Media General, Inc., Class A	35,223
2,067	Modine Manufacturing Co.	42,043
3,464	Mohawk Industries, Inc.*	278,644
3,103	NetFlix, Inc.*	71,679
323	NVR, Inc.*	158,916
7,216	O'Reilly Automotive, Inc.*	237,118
4,399	Pacific Sunwear of California*	72,056
8,457	PetSmart, Inc.	240,855
3,548	Phillips-Van Heusen	150,506
2,775	Regis Corp.	81,557
4,346	Rent-A-Center, Inc.*	61,539
8,616	Ross Stores, Inc.	227,290
3,247	Ruby Tuesday, Inc.	42,568
2,630	Ryland Group, Inc.	60,490
9,012	Saks, Inc. *	185,647
1,634	Scholastic Corp.*	57,582
4,078	Scientific Games Corp.*	132,086
18,041	Service Corp. International	239,585
4,161	Sotheby's	155,829
911	Strayer Education, Inc.	164,764
2,173	Thor Industries, Inc.	76,598
3,158	Timberland Co., Class A*	51,412
7,979	Toll Brothers, Inc.*	164,926
3,881	Tupperware Brands Corp.	135,369
7,086	Urban Outfitters, Inc.*	185,653
3,009	Valassis Communications, Inc.*	37,101
2,859	Warnaco Group, Inc. (The)*	105,497
364	Washington Post Co. (The), Class B	293,566
5,661	Williams-Sonoma, Inc.	164,792
		10,280,888
	Consumer Staples — 2.9%
5,291	Alberto-Culver Co.	135,238
4,090	BJ's Wholesale Club, Inc.*	153,171

See accompanying notes to the financial statements.

Schedule of Portfolio Investments November 30, 2007 (Unaudited)

Ultra MidCap400 (continued)

Shares		Value
	Common Stocks (a) (continued)
4,141	Church & Dwight Co., Inc.	$232,393
4,671	Corn Products International, Inc.	183,710
3,579	Energizer Holdings, Inc.*	406,682
3,717	Hansen Natural Corp.*	161,355
4,547	Hormel Foods Corp.	180,743
3,614	JM Smucker Co. (The)	177,556
1,374	Lancaster Colony Corp.	52,926
3,556	NBTY, Inc.*	106,218
3,722	PepsiAmericas, Inc.	125,990
2,322	Ruddick Corp.	83,104
7,339	Smithfield Foods, Inc.*	220,537
1,694	Tootsie Roll Industries, Inc.	41,740
1,720	Universal Corp.	92,330
		2,353,693
	Energy — 8.0%
8,992	Arch Coal, Inc.	340,437
2,105	Bill Barrett Corp.*	81,253
6,830	Cameron International Corp.*	636,761
5,223	Cimarex Energy Co.	201,764
7,669	Denbury Resources, Inc.*	408,911
3,342	Encore Acquisition Co.*	108,782
4,134	Exterran Holdings, Inc.*	330,885
8,142	FMC Technologies, Inc.*	452,532
5,528	Forest Oil Corp.*	260,258
6,733	Frontier Oil Corp.	297,599
8,061	Grant Prideco, Inc.*	387,734
6,489	Helmerich & Payne, Inc.	224,195
8,166	Newfield Exploration Co.*	407,075
1,786	Overseas Shipholding Group, Inc.	127,878
9,842	Patterson-UTI Energy, Inc.	185,522
7,625	Pioneer Natural Resources Co.	339,846
7,089	Plains Exploration & Production Co.*	357,356
10,480	Pride International, Inc.*	345,526
3,203	Quicksilver Resources, Inc.*	162,072
10,697	Southwestern Energy Co.*	532,390
5,119	Superior Energy Services*	178,653
3,504	Tidewater, Inc.	171,311
		6,538,740
	Financials — 13.1%
6,278	AMB Property Corp. (REIT)	383,963
4,724	American Financial Group, Inc.	138,035

Shares		Value
	Common Stocks (a) (continued)
7,195	AmeriCredit Corp.*	$82,527
5,989	Arthur J. Gallagher & Co.	157,391
7,987	Associated Banc-Corp.	217,326
5,167	Astoria Financial Corp.	129,382
3,107	Bank of Hawaii Corp.	161,782
3,191	BRE Properties, Inc. (REIT)	142,159
7,143	Brown & Brown, Inc.	175,718
3,527	Camden Property Trust (REIT)	185,555
3,140	Cathay General Bancorp	90,997
2,572	City National Corp.	165,688
9,636	Colonial BancGroup, Inc. (The)	153,405
2,856	Commerce Group, Inc.	102,673
2,346	Cousins Properties, Inc. (REIT)	55,764
3,712	Cullen/Frost Bankers, Inc.	195,288
9,046	Duke Realty Corp. (REIT)	237,819
7,767	Eaton Vance Corp.	339,884
2,320	Equity One, Inc. (REIT)	54,914
3,972	Everest Re Group Ltd.	416,782
13,882	Fidelity National Financial, Inc., Class A	216,837
6,018	First American Corp.	205,695
1,664	First Community Bancorp, Inc.	74,863
6,621	First Niagara Financial Group, Inc.	82,299
5,057	FirstMerit Corp.	104,225
3,261	Hanover Insurance Group, Inc. (The)	147,071
7,076	HCC Insurance Holdings, Inc.	217,516
5,090	Health Care REIT, Inc. (REIT)	228,083
3,590	Highwoods Properties, Inc. (REIT)	113,911
2,711	Horace Mann Educators Corp.	53,027
5,899	Hospitality Properties Trust (REIT)	215,549
5,058	IndyMac Bancorp, Inc.	48,304
7,038	Jefferies Group, Inc.	179,891
2,352	Jones Lang LaSalle, Inc.	197,733
5,735	Liberty Property Trust (REIT)	179,563
4,516	Macerich Co. (The) (REIT)	350,667
4,269	Mack-Cali Realty Corp. (REIT)	152,361
2,235	Mercury General Corp.	115,974
5,716	Nationwide Health Properties, Inc. (REIT)	178,796
19,723	New York Community Bancorp, Inc.	367,045
14,552	Old Republic International Corp.	218,426
5,098	PMI Group, Inc. (The)	67,447
2,453	Potlatch Corp. (REIT)	112,617

See accompanying notes to the financial statements.

Shares		Value
	Common Stocks (a) (continued)
4,408	Protective Life Corp.	$182,403
5,052	Radian Group, Inc.	57,290
5,928	Raymond James Financial, Inc.	192,541
4,892	Rayonier, Inc. (REIT)	226,891
6,351	Realty Income Corp. (REIT)	181,004
4,368	Regency Centers Corp. (REIT)	290,210
7,999	SEI Investments Co.	248,129
3,112	Stancorp Financial Group, Inc.	162,104
2,161	SVB Financial Group*	111,248
6,861	TCF Financial Corp.	133,172
8,467	UDR, Inc. (REIT)	186,528
3,295	Unitrin, Inc.	152,427
5,266	Waddell & Reed Financial, Inc.	179,992
5,490	Washington Federal, Inc.	128,850
3,434	Webster Financial Corp.	115,691
4,835	Weingarten Realty Investors (REIT)	172,368
1,868	Westamerica Bancorporation	87,815
4,273	Wilmington Trust Corp.	152,632
10,356	WR Berkley Corp.	316,687
		10,692,934
	Health Care — 11.0%
3,799	Advanced Medical Optics, Inc.*	95,811
4,305	Affymetrix, Inc.*	89,759
2,747	Apria Healthcare Group, Inc.*	59,527
3,890	Beckman Coulter, Inc.	275,140
4,202	Cephalon, Inc.*	314,814
4,124	Cerner Corp.*	246,409
4,267	Charles River Laboratories International, Inc.*	271,083
6,025	Community Health Systems, Inc.*	201,356
4,003	Covance, Inc.*	349,582
9,552	Dentsply International, Inc.	408,635
3,599	Edwards Lifesciences Corp.*	177,971
8,423	Endo Pharmaceuticals Holdings, Inc.*	230,874
3,326	Gen-Probe, Inc.*	222,476
15,236	Health Management Associates, Inc., Class A	103,757
6,991	Health Net, Inc.*	339,623
5,597	Henry Schein, Inc.*	331,063
3,892	Hillenbrand Industries, Inc.	209,545
7,197	Hologic, Inc.*	477,809
2,372	Intuitive Surgical, Inc.*	777,257

Shares		Value
	Common Stocks (a) (continued)
2,910	Invitrogen Corp.*	$282,299
1,877	Kindred Healthcare, Inc.*	46,118
3,372	Kinetic Concepts, Inc.*	197,734
3,648	LifePoint Hospitals, Inc.*	115,423
5,038	Lincare Holdings, Inc.*	172,249
3,508	Medicis Pharmaceutical Corp., Class A	94,365
20,137	Millennium Pharmaceuticals, Inc.*	296,819
7,643	Omnicare, Inc.	194,744
2,229	Par Pharmaceutical Cos., Inc.*	42,886
7,342	PDL BioPharma, Inc.*	130,027
4,887	Perrigo Co.	151,008
6,566	Pharmaceutical Product Development, Inc.	278,004
3,414	Psychiatric Solutions, Inc.*	124,713
4,869	Resmed, Inc.*	223,000
6,743	Sepracor, Inc.*	178,892
4,084	STERIS Corp.	114,189
2,483	Techne Corp.*	161,767
3,387	Universal Health Services, Inc., Class B	172,568
5,778	Valeant Pharmaceuticals International*	66,736
1,917	Varian, Inc.*	134,286
5,278	VCA Antech, Inc.*	216,556
1,838	Ventana Medical Systems, Inc.*	163,251
8,280	Vertex Pharmaceuticals, Inc.*	210,229
2,621	WellCare Health Plans, Inc.*	101,983
		9,052,337
	Industrials — 13.3%
5,748	AGCO Corp.*	396,267
5,758	Airtran Holdings, Inc.*	48,885
2,544	Alaska Air Group, Inc.*	64,440
2,701	Alexander & Baldwin, Inc.	138,777
2,111	Alliant Techsystems, Inc.*	246,628
6,727	Ametek, Inc.	295,988
6,521	Avis Budget Group, Inc.*	98,011
3,048	Brink's Co. (The)	195,011
3,920	Carlisle Cos., Inc.	156,055
4,723	ChoicePoint, Inc.*	178,766
2,878	Con-way, Inc.	121,682
4,532	Copart, Inc.*	169,316
2,273	Corporate Executive Board Co.	152,496
3,185	Crane Co.	143,134

See accompanying notes to the financial statements.

Schedule of Portfolio Investments November 30, 2007 (Unaudited)

Ultra MidCap400 (continued)

Shares		Value
	Common Stocks (a) (continued)
3,280	Deluxe Corp.	$103,615
4,485	Donaldson Co., Inc.	209,808
2,584	DRS Technologies, Inc.	152,999
3,698	Dun & Bradstreet Corp.	329,973
7,948	Fastenal Co.	315,059
3,014	Federal Signal Corp.	34,661
3,583	Flowserve Corp.	337,125
3,011	GATX Corp.	111,497
4,124	Graco, Inc.	153,578
2,214	Granite Construction, Inc.	90,818
5,290	Harsco Corp.	317,770
3,865	Herman Miller, Inc.	106,094
3,012	HNI Corp.	110,028
3,726	Hubbell, Inc., Class B	204,669
5,114	IDEX Corp.	182,570
5,501	JB Hunt Transport Services, Inc.	144,621
11,313	JetBlue Airways Corp.*	79,191
6,790	Joy Global, Inc.	393,820
10,619	KBR, Inc.*	422,849
1,477	Kelly Services, Inc., Class A	28,137
2,448	Kennametal, Inc.	191,066
3,039	Korn/Ferry International*	52,362
2,695	Lincoln Electric Holdings, Inc.	188,030
5,319	Manpower, Inc.	324,991
1,844	Mine Safety Appliances Co.	90,374
2,986	MSC Industrial Direct Co.	129,055
2,803	Navigant Consulting, Inc.*	36,383
2,121	Nordson Corp.	111,989
4,654	Oshkosh Truck Corp.	223,811
6,270	Pentair, Inc.	212,678
10,669	Quanta Services, Inc.*	292,117
10,318	Republic Services, Inc.	342,248
1,793	Rollins, Inc.	52,786
5,566	Roper Industries, Inc.	353,163
460	Sequa Corp., Class A*	80,477
3,423	SPX Corp.	348,325
5,506	Stericycle, Inc.*	324,028
2,475	Teleflex, Inc.	149,317
3,187	Thomas & Betts Corp.*	173,245
5,963	Timken Co.	190,160
5,096	Trinity Industries, Inc.	128,980
4,589	United Rentals, Inc.*	106,786
5,200	URS Corp.*	298,948

Shares		Value
	Common Stocks (a) (continued)
3,065	Wabtec Corp.	$104,026
2,888	Werner Enterprises, Inc.	50,684
3,624	YRC Worldwide, Inc.*	64,181
		10,854,548
	Information Technology — 13.2%
25,105	3Com Corp.*	108,203
2,304	ACI Worldwide, Inc.*	52,600
17,940	Activision, Inc.*	397,371
4,346	Acxiom Corp.	53,543
7,384	ADC Telecommunications, Inc.*	122,279
3,830	Adtran, Inc.	83,073
1,099	Advent Software, Inc.*	55,785
4,947	Alliance Data Systems Corp.*	384,382
11,186	Amphenol Corp., Class A	484,913
9,804	Andrew Corp.*	143,727
7,776	Arrow Electronics, Inc.*	287,790
28,222	Atmel Corp.*	123,895
9,418	Avnet, Inc.*	324,921
3,175	Avocent Corp.*	79,057
8,748	Broadridge Financial Solutions, Inc.	199,192
17,440	Cadence Design Systems, Inc.*	289,504
5,547	Checkfree Corp.*	264,037
3,875	CommScope, Inc.*	156,937
5,326	Cree, Inc.*	131,179
2,232	CSG Systems International, Inc.*	36,984
9,701	Cypress Semiconductor Corp.*	322,267
4,135	Diebold, Inc.	140,425
2,522	Digital River, Inc.*	97,526
3,349	DST Systems, Inc.*	283,828
2,577	Dycom Industries, Inc.*	72,517
5,293	F5 Networks, Inc.*	139,841
3,590	Fair Isaac Corp.	132,686
7,807	Fairchild Semiconductor International, Inc.*	123,819
4,376	Gartner, Inc.*	82,663
5,087	Global Payments, Inc.	219,860
8,635	Harris Corp.	542,019
2,148	Imation Corp.	43,110
9,184	Ingram Micro, Inc.*	182,762
12,333	Integrated Device Technology, Inc.*	149,599
4,557	International Rectifier Corp.*	148,194
8,367	Intersil Corp., Class A	208,673

See accompanying notes to the financial statements.

Shares		Value
	Common Stocks (a) (continued)
4,937	Jack Henry & Associates, Inc.	$132,114
5,263	Kemet Corp.*	32,631
8,488	Lam Research Corp.*	389,175
3,449	Macrovision Corp.*	85,949
10,025	McAfee, Inc.*	390,474
5,629	Mentor Graphics Corp.*	61,300
5,583	Metavante Technologies, Inc.*	127,181
5,208	MoneyGram International, Inc.	80,411
6,395	MPS Group, Inc.*	70,984
3,600	National Instruments Corp.	120,132
11,343	NCR Corp.*	271,551
4,802	NeuStar, Inc., Class A*	152,560
6,539	Palm, Inc.	45,577
7,217	Parametric Technology Corp.*	120,524
3,020	Plantronics, Inc.	81,087
5,747	Polycom, Inc.*	139,480
8,216	Powerwave Technologies, Inc.*	34,014
18,135	RF Micro Devices, Inc.*	104,820
3,994	Semtech Corp.*	60,948
3,469	Silicon Laboratories, Inc.*	128,839
2,661	SRA International, Inc., Class A*	72,752
5,742	Sybase, Inc.*	147,225
9,107	Synopsys, Inc.*	224,123
3,471	Tech Data Corp.*	130,544
8,738	TriQuint Semiconductor, Inc.*	51,816
6,305	Valueclick, Inc.*	149,050
11,710	Vishay Intertechnology, Inc.*	146,258
13,762	Western Digital Corp.*	380,244
4,812	Wind River Systems, Inc.*	49,131
4,339	Zebra Technologies Corp.*	167,355
		10,817,410
	Materials — 6.7%
4,979	Airgas, Inc.	246,361
4,982	Albemarle Corp.	219,906
4,254	Cabot Corp.	146,423
3,246	Carpenter Technology Corp.	244,911
3,009	CF Industries Holdings, Inc.	273,759
15,182	Chemtura Corp.	113,865
2,578	Cleveland-Cliffs, Inc.	232,536
7,522	Commercial Metals Co.	232,505
2,638	Cytec Industries, Inc.	161,815
2,730	Ferro Corp.	57,849

Shares		Value
	Common Stocks (a) (continued)
4,781	FMC Corp.	$261,616
6,561	Louisiana-Pacific Corp.	100,908
4,340	Lubrizol Corp.	278,368
15,927	Lyondell Chemical Co.	751,754
2,626	Martin Marietta Materials, Inc.	353,328
1,211	Minerals Technologies, Inc.	81,016
4,644	Olin Corp.	97,245
5,825	Packaging Corp. of America	164,789
4,170	Reliance Steel & Aluminum Co.	215,130
7,615	RPM International, Inc.	145,066
2,758	Scotts Miracle-Gro Co. (The), Class A	101,798
2,961	Sensient Technologies Corp.	81,931
6,335	Sonoco Products Co.	192,457
6,549	Steel Dynamics, Inc.	329,480
5,772	Terra Industries, Inc.*	218,066
6,319	Valspar Corp.	142,430
1	Vulcan Materials Co.	63
4,334	Worthington Industries, Inc.	91,837
		5,537,212
	Telecommunication Services — 0.6%
15,591	Cincinnati Bell, Inc.*	74,213
6,695	Telephone & Data Systems, Inc.	416,764
		490,977
	Utilities — 6.9%
4,882	AGL Resources, Inc.	181,024
7,034	Alliant Energy Corp.	292,052
8,331	Aqua America, Inc.	184,448
23,553	Aquila, Inc.*	93,270
2,372	Black Hills Corp.	98,817
7,136	DPL, Inc.	216,078
4,509	Energen Corp.	287,404
9,946	Energy East Corp.	274,907
7,644	Equitable Resources, Inc.	404,062
5,410	Great Plains Energy, Inc.	160,569
5,186	Hawaiian Electric Industries, Inc.	120,056
2,784	Idacorp, Inc.	97,885
11,444	MDU Resources Group, Inc.	312,307
5,250	National Fuel Gas Co.	250,162
9,734	Northeast Utilities	307,400
6,712	NSTAR	234,920

See accompanying notes to the financial statements.

Schedule of Portfolio Investments November 30, 2007 (Unaudited)

Ultra MidCap400 (continued)

Shares		Value
	Common Stocks (a) (continued)
5,766	OGE Energy Corp.	$205,270
6,528	Oneok, Inc.	303,552
4,822	PNM Resources, Inc.	106,952
7,354	Puget Energy, Inc.	206,427
7,331	SCANA Corp.	312,374
13,927	Sierra Pacific Resources	239,544
4,808	Vectren Corp.	141,163
5,749	Westar Energy, Inc.	148,957
3,099	WGL Holdings, Inc.	102,391
7,349	Wisconsin Energy Corp.	351,576
		5,633,567
	Total Common Stock (Cost $73,157,292)	72,252,306
Principal Amount
	Repurchase Agreements —15.2%
$2,471,862	Credit Suisse First Boston Corp., 4.64%, dated 11/30/07, due 12/03/07, total to be received $2,472,818 **	2,471,862
2,843,171	Credit Suisse First Boston Corp., 4.55%, dated 11/30/07, due 12/03/07, total to be received $2,844,249 ***	2,843,171
494,372	UBS Warburg LLC, 4.55%, dated 11/30/07, due 12/03/07, total to be received $494,559 ****	494,372
6,591,632	UBS Warburg LLC, 4.55%, dated 11/30/07, due 12/03/07, total to be received $6,594,131 *****	6,591,632
	Total Repurchase Agreements (Cost $12,401,037)	12,401,037
	Total Investments (Cost $85,558,329) — 103.5%	84,653,343
	Liabilities in excess of other assets — (3.5%)	(2,870,928)
	Net Assets — 100.0%	$81,782,415

(a)  A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default.

*  Non-income producing security.

**  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this Schedule of Portfolio Investments as follows: Federal Home Loan Bank, 0% to 6.00%, due 1/2/08 to 6/8/17; Federal Home Loan Mortgage Corp., 0% to 5.76%, due 12/7/07 to 11/23/35; Federal National Mortgage Association, 0% to 6.30%, due 2/27/08 to 6/13/22, which had a total value of $2,521,310. The investment in the repurchase agreement was through participation in a pooled account.

***  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this Schedule of Portfolio Investments as follows: Federal Home Loan Bank, 0% to 5.25%, due 5/16/08 to 10/19/16; Federal Home Loan Mortgage Corp., 0% to 4.00%, due 1/2/08 to 9/22/09; Federal National Mortgage Association, 0% to 6.25%, due 4/10/08 to 8/15/17, which had a total value of $2,900,044. The investment in the repurchase agreement was through participation in a pooled account.

****  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this Schedule of Portfolio Investments as follows: Federal Home Loan Mortgage Corp., 0% due 2/11/08 to 4/21/08; Federal National Mortgage Association, 0% to 6.23%, due 5/30/08 to 5/15/30, which had a total value of $504,262. The investment in the repurchase agreement was through participation in a pooled account.

*****  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this Schedule of Portfolio Investments as follows: Federal Home Loan Bank, 0% to 6.00%, due 1/11/08 to 7/21/25; Federal Home Loan Mortgage Corp., 0% to 6.10%, due 2/11/08 to 3/6/37; Federal National Mortgage Association, 0% to 6.21%, due 1/7/08 to 8/6/38, which had a total value of $6,723,465. The investment in the repurchase agreement was through participation in a pooled account.

REIT  Real Estate Investment Trust

As of November 30, 2007, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$5,252,825
Aggregate gross unrealized depreciation	(7,407,799)
Net unrealized depreciation	$(2,154,974)
Federal income tax cost of investments	$86,808,317

See accompanying notes to the financial statements.

Futures Contracts Purchased

Ultra MidCap400 had the following open long futures contracts as of November 30, 2007:

	Number of Contracts	Expiration Date	Notional Value	Unrealized Appreciation
E-Mini S&P MidCap400 Futures Contracts	104	December - 07	$8,963,760	$136,909

Cash collateral in the amount of $444,647 was pledged for open futures contracts as of November 30, 2007:

Swap Agreements

Ultra MidCap400 had the following open swap agreements as of November 30, 2007:

	Notional Amount at Value	Unrealized Depreciation
Equity Index Swap Agreement based on the S&P MidCap400 Index, expiring 12/27/07	$61,000,000	$(2,161,871)
Equity Index Swap Agreement based on the S&P MidCap400 Index, expiring 12/27/07	9,015,141	(640,389)
Equity Index Swap Agreement based on the S&P MidCap400 Index, expiring 12/27/07	7,291,656	(258,871)
Equity Index Swap Agreement based on the S&P MidCap400 Index, expiring 12/27/07	8,122,500	(332,062)
		$(3,393,193)

See accompanying notes to the financial statements.

Schedule of Portfolio Investments November 30, 2007 (Unaudited)

Ultra SmallCap600

Shares		Value
	Common Stocks (a) — 91.2%
	Consumer Discretionary — 12.4%
220	4Kids Entertainment, Inc.*	$2,750
902	Aaron Rents, Inc.	18,139
470	Arbitron, Inc.	18,729
205	Arctic Cat, Inc.	2,187
244	Ashworth, Inc.*	930
306	Audiovox Corp.*	3,908
196	Bassett Furniture Industries, Inc.	1,744
375	Big 5 Sporting Goods Corp.	6,161
264	Blue Nile, Inc.*	19,486
436	Bright Horizons Family Solutions, Inc.*	16,476
736	Brown Shoe Co., Inc.	12,490
255	Buffalo Wild Wings, Inc.*	7,372
489	Building Materials Holding Corp.	2,797
657	Cabela's, Inc.*	10,867
485	California Pizza Kitchen, Inc.*	7,716
542	Cato Corp. (The), Class A	8,163
490	CEC Entertainment, Inc.*	13,965
1,279	Champion Enterprises, Inc.*	11,537
422	Charlotte Russe Holding, Inc.*	6,946
388	Childrens Place Retail Stores, Inc. (The)*	11,042
603	Christopher & Banks Corp.	9,720
952	CKE Restaurants, Inc.	13,918
262	Coachmen Industries, Inc.	1,381
464	Coinstar, Inc.*	12,124
88	CPI Corp.	2,443
1,357	CROCS, Inc.*	52,964
213	Deckers Outdoor Corp.*	30,708
781	Dress Barn, Inc.*	11,043
301	Drew Industries, Inc.*	8,223
499	Ethan Allen Interiors, Inc.	14,251
707	Finish Line, Class A	2,651
1,069	Fleetwood Enterprises, Inc.*	5,847
760	Fossil, Inc.*	32,938
669	Fred's, Inc., Class A	6,971
379	Genesco, Inc.*	11,749
379	Group 1 Automotive, Inc.	10,188
505	Gymboree Corp.*	16,847
378	Haverty Furniture Cos., Inc.	3,213
518	Hibbett Sports, Inc.*	11,096
739	HOT Topic, Inc.*	4,663

Shares		Value
	Common Stocks (a) (continued)
945	Iconix Brand Group, Inc.*	$21,537
247	Ihop Corp.	12,533
1,046	Jack in the Box, Inc.*	31,328
468	Jakks Pacific, Inc.*	11,812
415	Jo-Ann Stores, Inc.*	6,831
302	JOS. A. Bank Clothiers, Inc.*	7,819
445	K-Swiss, Inc., Class A	8,077
431	Kellwood Co.	6,461
862	La-Z-Boy, Inc.	4,707
207	Landry's Restaurants, Inc.	4,889
242	Libbey, Inc.	3,753
266	Lithia Motors, Inc., Class A	4,150
1,221	Live Nation, Inc.*	16,386
900	LKQ Corp.*	35,739
206	M/I Homes, Inc.	2,066
322	Maidenform Brands, Inc.*	4,209
360	Marcus Corp.	6,487
313	MarineMax, Inc.*	5,118
886	Men's Wearhouse, Inc.	30,585
437	Meritage Homes Corp.*	5,974
244	Midas, Inc.*	3,997
499	Monaco Coach Corp.	4,506
235	Monarch Casino & Resort, Inc.*	6,011
321	Movado Group, Inc.	8,892
384	Multimedia Games, Inc.*	3,049
79	National Presto Industries, Inc.	4,279
525	Nautilus, Inc.	3,019
369	O'Charleys, Inc.	5,502
259	Oxford Industries, Inc.	6,415
534	Panera Bread Co., Class A*	21,397
358	Papa John's International, Inc.*	8,431
206	Peet's Coffee & Tea, Inc.*	5,504
697	PEP Boys-Manny Moe & Jack	7,618
404	PetMed Express, Inc.*	5,147
430	PF Chang's China Bistro, Inc.*	11,004
995	Pinnacle Entertainment, Inc.*	27,313
594	Polaris Industries, Inc.	27,063
821	Pool Corp.	17,504
150	Pre-Paid Legal Services, Inc.*	7,501
2,047	Quiksilver, Inc.*	21,698
1,349	Radio One, Inc., Class D*	2,752
316	RC2 Corp.*	9,189
279	Red Robin Gourmet Burgers, Inc.*	11,037

See accompanying notes to the financial statements.

Shares		Value
	Common Stocks (a) (continued)
278	Russ Berrie & Co., Inc.*	$4,615
317	Ruth's Chris Steak House*	3,836
755	Select Comfort Corp.*	8,033
587	Shuffle Master, Inc.*	7,848
540	Skechers U.S.A., Inc., Class A*	12,231
113	Skyline Corp.	3,831
516	Sonic Automotive, Inc., Class A	11,925
1,047	Sonic Corp.*	25,547
543	Spartan Motors, Inc.	5,419
689	Stage Stores, Inc.	11,658
283	Stamps.com, Inc.*	3,594
202	Standard Motor Products, Inc.	1,497
1,079	Standard-Pacific Corp.	3,733
474	Steak N Shake Co. (The)*	5,484
439	Stein Mart, Inc.	2,379
378	Sturm Ruger & Co., Inc.*	3,496
385	Superior Industries International, Inc.	7,130
896	Texas Roadhouse, Inc., Class A*	11,281
578	Tractor Supply Co.*	23,710
1,050	Triarc Cos., Inc., Class B	8,830
497	Tuesday Morning Corp.	3,698
513	Tween Brands, Inc.*	12,917
237	Unifirst Corp.	8,857
238	Universal Electronics, Inc.*	8,794
390	Universal Technical Institute, Inc.*	6,876
243	Volcom, Inc.*	6,554
512	Winnebago Industries	11,018
683	WMS Industries, Inc.*	22,812
890	Wolverine World Wide, Inc.	22,045
816	Zale Corp.*	14,598
296	Zumiez, Inc.*	8,229
		1,198,107
	Consumer Staples — 3.1%
1,478	Alliance One International, Inc.*	6,104
169	Boston Beer Co., Inc., Class A*	5,609
843	Casey's General Stores, Inc.	24,447
1,194	Central Garden and Pet Co., Class A*	6,269
319	Chattem, Inc.*	22,620
1,293	Flowers Foods, Inc.	30,036
327	Great Atlantic & Pacific Tea Co.*	9,826
661	Hain Celestial Group, Inc.*	21,866
233	J&J Snack Foods Corp.	7,545
518	Lance, Inc.	10,743

Shares		Value
	Common Stocks (a) (continued)
528	Longs Drug Stores Corp.	$27,942
260	Mannatech, Inc.	1,641
224	Nash Finch Co.	7,995
590	Performance Food Group Co.*	16,337
432	Ralcorp Holdings, Inc.*	26,520
255	Sanderson Farms, Inc.	7,920
363	Spartan Stores, Inc.	8,168
679	Spectrum Brands, Inc.*	3,510
519	TreeHouse Foods, Inc.*	12,233
713	United Natural Foods, Inc.*	20,884
141	USANA Health Sciences, Inc.*	5,877
287	WD-40 Co.	11,385
		295,477
	Energy — 7.1%
459	Atwood Oceanics, Inc.*	40,048
374	Basic Energy Services, Inc.*	7,293
395	Bristow Group, Inc.*	21,725
1,612	Cabot Oil & Gas Corp.	55,485
338	CARBO Ceramics, Inc.	13,419
451	Dril-Quip, Inc.*	25,445
182	Gulf Island Fabrication, Inc.	5,789
1,520	Helix Energy Solutions Group, Inc.*	61,697
384	Hornbeck Offshore Services, Inc.*	15,809
1,177	ION Geophysical Corp.*	18,161
249	Lufkin Industries, Inc.	12,950
1,351	Massey Energy Co.	45,866
443	Matrix Service Co.*	11,558
302	NATCO Group, Inc.*	14,357
907	Oceaneering International, Inc.*	57,876
442	Patriot Coal Corp.*	14,944
631	Penn Virginia Corp.	26,262
248	Petroleum Development Corp.*	12,566
826	Pioneer Drilling Co.*	9,838
403	SEACOR Holdings, Inc.*	36,500
1,056	St. Mary Land & Exploration Co.	41,501
466	Stone Energy Corp.*	21,063
262	Superior Well Services, Inc.*	5,080
500	Swift Energy Co.*	20,255
1,207	Tetra Technologies, Inc.*	19,083
773	Unit Corp.*	34,569
509	W-H Energy Services, Inc.*	25,704
476	World Fuel Services Corp.	15,061
		689,904

See accompanying notes to the financial statements.

Schedule of Portfolio Investments November 30, 2007 (Unaudited)

Ultra SmallCap600 (continued)

Shares		Value
	Common Stocks (a) (continued)
	Financials — 14.4%
535	Acadia Realty Trust (REIT)	$14,119
282	Alabama National Bancorporation	21,796
295	Anchor Bancorp Wisconsin, Inc.	7,499
919	Bank Mutual Corp.	9,300
716	BankAtlantic Bancorp, Inc., Class A	2,757
518	BankUnited Financial Corp., Class A	4,134
621	Boston Private Financial Holdings, Inc.	17,102
992	Brookline Bancorp, Inc.	10,168
474	Cascade Bancorp	8,219
492	Cash America International, Inc.	17,702
507	Central Pacific Financial Corp.	10,246
826	Chittenden Corp.	28,935
782	Colonial Properties Trust (REIT)	19,151
298	Columbia Banking System, Inc.	9,181
496	Community Bank System, Inc.	10,004
548	Corus Bankshares, Inc.	5,201
732	Delphi Financial Group, Inc.	28,138
1,577	DiamondRock Hospitality Co. (REIT)	27,314
434	Dime Community Bancshares	5,889
325	Downey Financial Corp.	13,523
1,046	East West Bancorp, Inc.	28,190
396	EastGroup Properties, Inc. (REIT)	18,267
467	Entertainment Properties Trust (REIT)	24,886
419	Essex Property Trust, Inc. (REIT)	43,467
429	Financial Federal Corp.	9,477
1,263	First Bancorp	8,260
465	First Cash Financial Services, Inc.*	7,905
1,069	First Commonwealth Financial Corp.	12,443
531	First Financial Bancorp	6,096
215	First Indiana Corp.	6,848
824	First Midwest Bancorp, Inc.	26,945
227	FirstFed Financial Corp.*	7,950
612	Flagstar Bancorp, Inc.	3,856
422	Franklin Bank Corp.*	1,793
1,128	Fremont General Corp.	2,831
645	Frontier Financial Corp.	12,358
891	Glacier Bancorp, Inc.	17,740
410	Hancock Holding Co.	16,076
670	Hanmi Financial Corp.	6,425
613	Hilb Rogal & Hobbs Co.	26,206
332	Independent Bank Corp.	3,174

Shares		Value
	Common Stocks (a) (continued)
272	Infinity Property & Casualty Corp.	$10,632
967	Inland Real Estate Corp. (REIT)	14,138
739	Investment Technology Group, Inc.*	33,758
311	Irwin Financial Corp.	2,528
544	Kilroy Realty Corp. (REIT)	30,404
481	Kite Realty Group Trust (REIT)	7,528
900	LaBranche & Co., Inc.*	4,779
259	LandAmerica Financial Group, Inc.	6,817
1,066	Lexington Realty Trust (REIT)	18,858
342	LTC Properties, Inc. (REIT)	8,051
825	Medical Properties Trust, Inc. (REIT)	9,256
425	Mid-America Apartment Communities, Inc. (REIT)	20,523
362	Nara Bancorp, Inc.	4,829
1,183	National Retail Properties, Inc. (REIT)	28,972
734	optionsXpress Holdings, Inc.	22,321
265	Parkway Properties, Inc. (REIT)	10,486
963	Philadelphia Consolidated Holding Co.*	41,005
291	Piper Jaffray Cos.*	13,479
251	Portfolio Recovery Associates, Inc.	10,110
359	Presidential Life Corp.	6,189
309	PrivateBancorp, Inc.	9,458
555	ProAssurance Corp.*	30,436
634	Prosperity Bancshares, Inc.	20,377
537	Provident Bankshares Corp.	12,593
266	PS Business Parks, Inc. (REIT)	14,351
447	Rewards Network, Inc.*	2,338
328	RLI Corp.	19,559
270	Safety Insurance Group, Inc.	9,858
138	SCPIE Holdings, Inc.*	3,749
890	Selective Insurance Group	20,995
1,392	Senior Housing Properties Trust (REIT)	30,749
494	Signature Bank*	18,303
1,231	South Financial Group, Inc. (The)	22,060
359	Sovran Self Storage, Inc. (REIT)	15,692
300	Sterling Bancorp	4,008
1,216	Sterling Bancshares, Inc.	15,005
854	Sterling Financial Corp.	15,312
304	Stewart Information Services Corp.	8,229
1,419	Susquehanna Bancshares, Inc.	28,224
374	SWS Group, Inc.	5,071
521	Tanger Factory Outlet Centers (REIT)	21,939
336	Tower Group, Inc.	10,893

See accompanying notes to the financial statements.

Shares		Value
	Common Stocks (a) (continued)
481	TradeStation Group, Inc.*	$5,738
206	Triad Guaranty, Inc.*	1,774
1,249	Trustco Bank Corp. NY	13,277
1,727	UCBH Holdings, Inc.	27,770
1,021	Umpqua Holdings Corp.	16,479
639	United Bankshares, Inc.	19,860
682	United Community Banks, Inc.	12,931
368	United Fire & Casualty Co.	11,342
1,123	Whitney Holding Corp.	30,770
293	Wilshire Bancorp, Inc.	2,731
402	Wintrust Financial Corp.	14,199
291	World Acceptance Corp.*	9,187
617	Zenith National Insurance Corp.	25,932
		1,397,423
	Health Care — 11.9%
934	Allscripts Healthcare Solutions, Inc.*	16,522
726	Alpharma, Inc., Class A*	15,246
432	Amedisys, Inc.*	18,429
1,199	American Medical Systems Holdings, Inc.*	16,390
873	AMERIGROUP Corp.*	30,005
516	AMN Healthcare Services, Inc.*	8,710
513	Amsurg Corp.*	13,266
220	Analogic Corp.	11,840
574	Arqule, Inc.*	3,725
457	Arthrocare Corp.*	24,737
398	Biolase Technology, Inc.*	1,166
226	Bradley Pharmaceuticals, Inc.*	4,450
474	Cambrex Corp.	3,669
727	Centene Corp.*	18,175
398	Chemed Corp.	21,552
469	Conmed Corp.*	11,669
745	Cooper Cos., Inc. (The)	32,057
533	Cross Country Healthcare, Inc.*	7,760
412	CryoLife, Inc.*	2,958
367	Cyberonics, Inc.*	5,006
215	Datascope Corp.	7,867
311	Dionex Corp.*	26,270
519	Enzo Biochem, Inc.*	5,688
465	Gentiva Health Services, Inc.*	8,398
374	Greatbatch, Inc.*	7,697
441	Haemonetics Corp.*	25,582
610	HealthExtras, Inc.*	16,208

Shares		Value
	Common Stocks (a) (continued)
588	Healthways, Inc.*	$34,322
1,142	Hooper Holmes, Inc.*	1,861
214	ICU Medical, Inc.*	7,944
1,032	Idexx Laboratories, Inc.*	62,436
1,151	Immucor, Inc.*	38,179
306	Integra LifeSciences Holdings Corp.*	12,684
532	Invacare Corp.	13,832
537	inVentiv Health, Inc.*	15,670
213	Kendle International, Inc.*	9,195
199	Kensey Nash Corp.*	5,365
317	LCA-Vision, Inc.	5,154
240	LHC Group, Inc.*	6,144
506	Lifecell Corp.*	20,518
537	Martek Biosciences Corp.*	13,887
355	Matria Healthcare, Inc.*	8,066
227	Medcath Corp.*	5,770
563	Mentor Corp.	21,163
662	Meridian Bioscience, Inc.	20,423
461	Merit Medical Systems, Inc.*	6,698
1,332	MGI Pharma, Inc.*	46,101
235	Molina Healthcare, Inc.*	8,810
414	Noven Pharmaceuticals, Inc.*	6,554
549	Odyssey HealthCare, Inc.*	5,490
566	Omnicell, Inc.*	14,925
290	Osteotech, Inc.*	2,384
672	Owens & Minor, Inc.	26,389
306	Palomar Medical Technologies, Inc.*	5,367
460	Parexel International Corp.*	20,355
816	Pediatrix Medical Group, Inc.*	52,763
311	PharmaNet Development Group, Inc.*	12,285
506	PharMerica Corp.*	7,453
700	Phase Forward, Inc.*	17,080
285	Possis Medical, Inc.*	4,435
1,121	PSS World Medical, Inc.*	21,501
1,100	Regeneron Pharmaceuticals, Inc.*	23,958
285	RehabCare Group, Inc.*	6,584
414	Res-Care, Inc.*	9,431
1,228	Respironics, Inc.*	60,491
728	Savient Pharmaceuticals, Inc.*	10,236
587	Sciele Pharma, Inc.*	13,102
934	Sierra Health Services, Inc.*	38,995
746	Sunrise Senior Living, Inc.*	23,417
251	SurModics, Inc.*	12,962

See accompanying notes to the financial statements.

Schedule of Portfolio Investments November 30, 2007 (Unaudited)

Ultra SmallCap600 (continued)

Shares		Value
	Common Stocks (a) (continued)
590	Symmetry Medical, Inc.*	$9,936
553	Theragenics Corp.*	2,173
1,162	Viropharma, Inc.*	10,388
133	Vital Signs, Inc.	7,037
		1,154,955
	Industrials — 15.9%
629	AAR Corp.*	20,770
731	ABM Industries, Inc.	14,912
727	Acuity Brands, Inc.	28,709
395	Administaff, Inc.	12,909
436	Albany International Corp.	16,860
160	Angelica Corp.	2,773
369	AO Smith Corp.	13,059
481	Apogee Enterprises, Inc.	10,688
611	Applied Industrial Technologies, Inc.	18,458
206	Applied Signal Technology, Inc.	2,631
417	Arkansas Best Corp.	9,508
313	Astec Industries, Inc.*	11,756
337	ASV, Inc.*	3,929
763	Baldor Electric Co.	25,751
748	Barnes Group, Inc.	23,158
751	Belden, Inc.	34,584
444	Bowne & Co., Inc.	8,019
899	Brady Corp., Class A	35,987
827	Briggs & Stratton Corp.	18,856
427	C&D Technologies, Inc.*	2,259
159	Cascade Corp.	9,592
225	CDI Corp.	6,001
454	Ceradyne, Inc.*	22,446
829	Clarcor, Inc.	29,521
201	Consolidated Graphics, Inc.*	10,398
258	Cubic Corp.	10,186
740	Curtiss-Wright Corp.	39,916
283	EDO Corp.	15,797
1,072	EMCOR Group, Inc.*	28,558
359	EnPro Industries, Inc.*	10,985
487	Esterline Technologies Corp.*	25,431
490	Forward Air Corp.	15,861
610	Frontier Airlines Holdings, Inc.*	3,721
354	G&K Services, Inc., Class A	14,397
890	Gardner Denver, Inc.*	29,468
937	GenCorp, Inc.*	11,338

Shares		Value
	Common Stocks (a) (continued)
497	Gibraltar Industries, Inc.	$6,948
438	Griffon Corp.*	5,659
692	Healthcare Services Group	15,155
965	Heartland Express, Inc.	14,021
302	Heidrick & Struggles International, Inc.	10,954
657	HUB Group, Inc., Class A*	17,135
454	Insituform Technologies, Inc.*	5,897
912	Interface, Inc., Class A	15,905
408	Kaman Corp.	13,015
1,279	Kansas City Southern*	44,036
470	Kaydon Corp.	23,787
889	Kirby Corp.*	42,734
964	Knight Transportation, Inc.	14,653
732	Labor Ready, Inc.*	11,017
913	Landstar System, Inc.	36,319
70	Lawson Products	2,368
1,065	Lennox International, Inc.	36,040
194	Lindsay Corp.	10,266
274	Lydall, Inc.*	2,655
503	Magnetek, Inc.*	2,208
478	Mesa Air Group, Inc.*	1,807
574	Mobile Mini, Inc.*	11,032
707	Moog, Inc., Class A*	31,872
617	Mueller Industries, Inc.	18,652
334	NCI Building Systems, Inc.*	11,466
472	Old Dominion Freight Line, Inc.*	10,634
587	On Assignment, Inc.*	3,751
519	Regal-Beloit Corp.	24,434
285	Robbins & Myers, Inc.	19,522
299	School Specialty, Inc.*	10,671
1,344	Shaw Group, Inc. (The)*	85,236
621	Simpson Manufacturing Co., Inc.	16,525
1,035	Skywest, Inc.	27,231
935	Spherion Corp.*	7,274
210	Standard Register Co. (The)	2,535
207	Standex International Corp.	3,950
583	Teledyne Technologies, Inc.*	31,610
971	Tetra Tech, Inc.*	20,119
661	Toro Co.	36,785
387	Tredegar Corp.	5,596
277	Triumph Group, Inc.	22,509
416	United Stationers, Inc.*	21,075
317	Universal Forest Products, Inc.	9,069

See accompanying notes to the financial statements.

Shares		Value
	Common Stocks (a) (continued)
288	Valmont Industries, Inc.	$22,605
350	Viad Corp.	10,853
318	Vicor Corp.	4,592
228	Volt Information Sciences, Inc.*	2,900
504	Wabash National Corp.	3,483
1,133	Waste Connections, Inc.*	36,063
410	Watsco, Inc.	14,862
703	Watson Wyatt Worldwide, Inc., Class A	32,373
522	Watts Water Technologies, Inc., Class A	15,274
494	Woodward Governor Co.	33,859
		1,540,183
	Information Technology — 17.9%
434	Actel Corp.*	4,757
1,979	Adaptec, Inc.*	6,630
595	Advanced Energy Industries, Inc.*	8,633
445	Agilysys, Inc.	6,181
1,082	AMIS Holdings, Inc.*	8,299
521	Anixter International, Inc.*	33,604
265	Ansoft Corp.*	7,688
1,294	Ansys, Inc.*	50,285
1,832	Arris Group, Inc.*	19,108
572	ATMI, Inc.*	17,211
576	Avid Technology, Inc.*	15,281
1,700	Axcelis Technologies, Inc.*	8,058
214	Bankrate, Inc.*	8,376
198	Bel Fuse, Inc., Class B	5,924
506	Bell Microproducts, Inc.*	2,834
1,201	Benchmark Electronics, Inc.*	21,558
292	Black Box Corp.	10,746
734	Blackbaud, Inc.	20,890
539	Blue Coat Systems, Inc.*	19,517
851	Brightpoint, Inc.*	14,135
1,172	Brooks Automation, Inc.*	15,740
837	C-COR, Inc.*	10,278
397	Cabot Microelectronics Corp.*	14,848
499	CACI International, Inc., Class A*	22,650
454	Captaris, Inc.*	1,843
157	Catapult Communications Corp.*	1,138
655	Checkpoint Systems, Inc.*	15,563
908	Ciber, Inc.*	6,193
720	Cognex Corp.	14,594
520	Coherent, Inc.*	14,960

Shares		Value
	Common Stocks (a) (continued)
381	Cohu, Inc.	$5,963
386	Comtech Telecommunications Corp.*	19,169
713	Concur Technologies, Inc.*	26,780
597	CTS Corp.	6,310
1,136	Cybersource Corp.*	16,597
532	Cymer, Inc.*	21,849
554	Daktronics, Inc.	12,925
488	DealerTrack Holdings, Inc.*	20,759
420	Digi International, Inc.*	6,460
516	Diodes, Inc.*	15,181
425	Ditech Networks, Inc.*	1,373
540	DSP Group, Inc.*	7,306
469	Electro Scientific Industries, Inc.*	9,497
971	Epicor Software Corp.*	10,506
442	EPIQ Systems, Inc.*	7,700
816	Exar Corp.*	7,499
716	Factset Research Systems, Inc.	44,879
276	FARO Technologies, Inc.*	7,457
602	FEI Co.*	14,996
1,103	Flir Systems, Inc.*	75,809
386	Gerber Scientific, Inc.*	3,667
388	Gevity HR, Inc.	1,649
1,528	Harmonic, Inc.*	15,845
434	Hutchinson Technology, Inc.*	11,419
1,448	Informatica Corp.*	24,833
552	Infospace, Inc.	9,831
817	Insight Enterprises, Inc.*	16,185
359	Intevac, Inc.*	5,636
505	Itron, Inc.*	39,163
825	j2 Global Communications, Inc.*	20,064
435	JDA Software Group, Inc.*	9,109
235	Keithley Instruments, Inc.	2,232
461	Knot, Inc. (The)*	6,085
1,130	Kopin Corp.*	4,068
897	Kulicke & Soffa Industries, Inc.*	6,351
372	Littelfuse, Inc.*	12,406
313	LoJack Corp.*	5,481
433	Manhattan Associates, Inc.*	11,747
323	Mantech International Corp., Class A*	12,497
369	MAXIMUS, Inc.	14,391
377	Mercury Computer Systems, Inc.*	5,527
633	Methode Electronics, Inc.	7,628
929	Micrel, Inc.	8,287

See accompanying notes to the financial statements.

Schedule of Portfolio Investments November 30, 2007 (Unaudited)

Ultra SmallCap600 (continued)

Shares		Value
	Common Stocks (a) (continued)
678	Micros Systems, Inc.*	$48,911
1,269	Microsemi Corp.*	29,035
536	MIVA, Inc.*	1,544
843	MKS Instruments, Inc.*	15,317
298	MTS Systems Corp.	12,215
772	Napster, Inc.*	2,146
583	Netgear, Inc.*	19,758
445	Network Equipment Technologies, Inc.*	5,536
617	Newport Corp.*	8,181
537	Novatel Wireless, Inc.*	8,345
338	Park Electrochemical Corp.	9,954
374	PC-Tel, Inc.*	2,801
496	Perficient, Inc.*	8,318
433	Pericom Semiconductor Corp.*	7,175
445	Phoenix Technologies Ltd.*	6,052
277	Photon Dynamics, Inc.*	2,493
697	Photronics, Inc.*	7,172
292	Planar Systems, Inc.*	1,659
772	Plexus Corp.*	22,975
693	Progress Software Corp.*	21,920
290	Quality Systems, Inc.	8,581
437	Radiant Systems, Inc.*	6,979
367	Radisys Corp.*	5,703
295	Rogers Corp.*	12,998
485	Rudolph Technologies, Inc.*	5,796
431	Scansource, Inc.*	15,206
957	Secure Computing Corp.*	8,680
219	SI International, Inc.*	5,685
2,670	Skyworks Solutions, Inc.*	24,244
499	Smith Micro Software, Inc.*	3,997
433	Sonic Solutions, Inc.*	4,300
317	SPSS, Inc.*	11,456
386	Standard Microsystems Corp.*	13,614
189	Startek, Inc.*	1,847
348	Stratasys, Inc.*	8,696
230	Supertex, Inc.*	7,808
543	SYKES Enterprises, Inc.*	10,024
773	Symmetricom, Inc.*	3,332
437	Synaptics, Inc.*	24,271
276	SYNNEX Corp.*	5,702
1,232	Take-Two Interactive Software, Inc.*	18,455
681	Technitrol, Inc.	18,230
1,110	THQ, Inc.*	27,139

Shares		Value
	Common Stocks (a) (continued)
221	Tollgrade Communications, Inc.*	$1,755
1,977	Trimble Navigation Ltd.*	73,287
703	TTM Technologies, Inc.*	8,499
575	Tyler Technologies, Inc.*	8,659
388	Ultratech, Inc.*	4,648
1,123	United Online, Inc.	16,890
1,273	Varian Semiconductor Equipment Associates, Inc.*	52,842
528	Veeco Instruments, Inc.*	8,860
431	Viasat, Inc.*	14,374
748	Websense, Inc.*	12,222
662	Wright Express Corp.*	25,123
479	X-Rite, Inc.*	5,954
		1,728,001
	Materials — 4.1%
269	AM Castle & Co.	6,752
371	AMCOL International Corp.	14,091
1,144	Aptargroup, Inc.	48,288
408	Arch Chemicals, Inc.	16,789
339	Brush Engineered Materials, Inc.*	15,163
650	Buckeye Technologies, Inc.*	9,282
485	Caraustar Industries, Inc.*	2,003
484	Century Aluminum Co.*	27,753
331	Chesapeake Corp.	2,019
177	Deltic Timber Corp.	8,523
573	Georgia Gulf Corp.	4,263
1,012	HB Fuller Co.	25,594
703	Headwaters, Inc.*	8,436
211	Material Sciences Corp.*	1,745
468	Myers Industries, Inc.	9,341
249	Neenah Paper, Inc.	7,515
500	OM Group, Inc.*	28,145
701	Omnova Solutions, Inc.*	3,610
150	Penford Corp.	3,630
1,549	PolyOne Corp.*	9,712
168	Quaker Chemical Corp.	3,659
619	Quanex Corp.	30,975
587	Rock-Tenn Co., Class A	15,485
384	RTI International Metals, Inc.*	28,201
454	Schulman (A.), Inc.	9,788
261	Schweitzer-Mauduit International, Inc.	6,969
455	Texas Industries, Inc.	31,568

See accompanying notes to the financial statements.

Shares		Value
	Common Stocks (a) (continued)
690	Tronox, Inc., Class B	$5,589
842	Wausau Paper Corp.	7,940
363	Zep, Inc.*	4,766
		397,594
	Telecommunication Services — 0.1%
760	General Communication, Inc., Class A*	6,734
	Utilities — 4.3%
429	Allete, Inc.	17,572
284	American States Water Co.	11,829
1,484	Atmos Energy Corp.	38,866
879	Avista Corp.	18,793
170	Central Vermont Public Service Corp.	4,702
226	CH Energy Group, Inc.	10,016
997	Cleco Corp.	27,856
764	El Paso Electric Co.*	19,642
360	Laclede Group, Inc. (The)	12,388
467	New Jersey Resources Corp.	23,560
442	Northwest Natural Gas Co.	21,203
1,233	Piedmont Natural Gas Co.	32,107
491	South Jersey Industries, Inc.	18,118
1,998	Southern Union Co.	59,640
706	Southwest Gas Corp.	20,417
1,774	UGI Corp.	46,905
419	UIL Holdings Corp.	15,009
588	Unisource Energy Corp.	18,187
		416,810
	Total Common Stock (Cost $9,208,147)	8,825,188
Principal Amount
	Repurchase Agreements — 15.2%
$293,643	Credit Suisse First Boston Corp., 4.64%, dated 11/30/07, due 12/03/07, total to be received $293,757 **	293,643
337,753	Credit Suisse First Boston Corp., 4.55%, dated 11/30/07, due 12/03/07, total to be received $337,881 ***	337,753

Principal Amount		Value
	Repurchase Agreements (continued)
$58,729	UBS Warburg LLC, 4.55%, dated 11/30/07, due 12/03/07, total to be received $58,751 ****	$58,729
783,048	UBS Warburg LLC, 4.55%, dated 11/30/07, due 12/03/07, total to be received $783,345 *****	783,048
	Total Repurchase Agreements (Cost $1,473,173)	1,473,173
	Total Investments (Cost $10,681,320) — 106.4%	10,298,361
	Liabilities in excess of other assets — (6.4%)	(623,491)
	Net Assets — 100.0%	$9,674,870

(a)  A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default.

*  Non-income producing security.

**  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this Schedule of Portfolio Investments as follows: Federal Home Loan Bank, 0% to 6.00%, due 1/2/08 to 6/8/17; Federal Home Loan Mortgage Corp., 0% to 5.76%, due 12/7/07 to 11/23/35; Federal National Mortgage Association, 0% to 6.30%, due 2/27/08 to 6/13/22, which had a total value of $299,517. The investment in the repurchase agreement was through participation in a pooled account.

***  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this Schedule of Portfolio Investments as follows: Federal Home Loan Bank, 0% to 5.25%, due 5/16/08 to 10/19/16; Federal Home Loan Mortgage Corp., 0% to 4.00%, due 1/2/08 to 9/22/09; Federal National Mortgage Association, 0% to 6.25%, due 4/10/08 to 8/15/17, which had a total value of $344,509. The investment in the repurchase agreement was through participation in a pooled account.

****  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this Schedule of Portfolio Investments as follows: Federal Home Loan Mortgage Corp., 0% due 2/11/08 to 4/21/08; Federal National Mortgage Association, 0% to 6.23%, due 5/30/08 to 5/15/30, which had a total value of $59,903. The investment in the repurchase agreement was through participation in a pooled account.

See accompanying notes to the financial statements.

Schedule of Portfolio Investments November 30, 2007 (Unaudited)

Ultra SmallCap600 (continued)

*****  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this Schedule of Portfolio Investments as follows: Federal Home Loan Bank, 0% to 6.00%, due 1/11/08 to 7/21/25; Federal Home Loan Mortgage Corp., 0% to 6.10%, due 2/11/08 to 3/6/37; Federal National Mortgage Association, 0% to 6.21%, due 1/7/08 to 8/6/38, which had a total value of $798,710. The investment in the repurchase agreement was through participation in a pooled account.

REIT  Real Estate Investment Trust

As of November 30, 2007, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$908,976
Aggregate gross unrealized depreciation	(1,315,024)
Net unrealized depreciation	$(406,048)
Federal income tax cost of investments	$10,704,409

Swap Agreements

Ultra SmallCap600 had the following open swap agreements as of November 30, 2007:

	Notional Amount at Value	Unrealized Depreciation
Equity Index Swap Agreement based on the S&P SmallCap 600 Index, expiring 12/27/07	$3,499,378	$(211,680)
Equity Index Swap Agreement based on the S&P SmallCap 600 Index, expiring 12/27/07	7,500,000	(316,430)
		$(528,110)

See accompanying notes to the financial statements.

Summary Schedule of Portfolio Investments November 30, 2007 (Unaudited)

Ultra Russell2000

Shares		Percentage of Net Assets	Value
	Common Stocks (a) — 89.7%
1,557	Alexandria Real Estate Equities, Inc. (REIT) (Financials)	0.2%	$152,944
1,779	Alexion Pharmaceuticals, Inc.* (Health Care)	0.2%	129,369
7,608	Andrew Corp.* (Information Technology)	0.2%	111,533
3,787	Ansys, Inc.* (Information Technology)	0.2%	147,163
3,381	Aptargroup, Inc. (Materials)	0.2%	142,712
4,306	Aspen Insurance Holdings Ltd. (Financials)	0.2%	124,013
1,339	Atwood Oceanics, Inc.* (Energy)	0.2%	116,828
4,680	BioMarin Pharmaceutical, Inc.* (Health Care)	0.2%	128,700
1,827	Bucyrus International, Inc. (Industrials)	0.2%	160,246
2,705	CF Industries Holdings, Inc. (Materials)	0.3%	246,101
1,602	Chipotle Mexican Grill, Inc., Class B* (Consumer Discretionary)	0.2%	185,063
2,164	Curtiss-Wright Corp. (Industrials)	0.2%	116,726
2,929	DeVry, Inc. (Consumer Discretionary)	0.2%	161,036
1,757	Equinix, Inc.* (Information Technology)	0.2%	182,921
2,947	Exterran Holdings, Inc.* (Energy)	0.3%	235,878
3,239	Flir Systems, Inc.* (Information Technology)	0.3%	222,616
7,117	Foundry Networks, Inc.* (Information Technology)	0.2%	125,473
2,315	FTI Consulting, Inc.* (Industrials)	0.2%	131,955

Shares		Percentage of Net Assets	Value
	Common Stocks (a) (continued)
1,390	Genlyte Group, Inc.* (Industrials)	0.2%	$131,007
5,696	Hercules, Inc. (Materials)	0.1%	110,559
4,608	Hexcel Corp. (Industrials)	0.2%	117,366
5,977	Hologic, Inc.* (Health Care)	0.6%	396,813
2,619	Illumina, Inc.* (Health Care)	0.2%	151,352
3,365	Immucor, Inc.* (Health Care)	0.2%	111,617
1,900	International Securities Exchange Holdings, Inc. (Financials)	0.2%	127,661
3,289	Inverness Medical Innovations, Inc.* (Health Care)	0.2%	192,999
1,466	Itron, Inc.* (Information Technology)	0.2%	113,688
3,746	Lear Corp.* (Consumer Discretionary)	0.1%	110,282
2,749	LKQ Corp.* (Consumer Discretionary)	0.1%	109,163
3,897	MGI Pharma, Inc.* (Health Care)	0.2%	134,875
1,980	Micros Systems, Inc.* (Information Technology)	0.2%	142,837
4,360	Nationwide Health Properties, Inc. (REIT) (Financials)	0.2%	136,381
6,437	Nuance Communications, Inc.* (Information Technology)	0.2%	129,899
2,673	Onyx Pharmaceuticals, Inc.* (Health Care)	0.2%	145,785
2,817	OSI Pharmaceuticals, Inc.* (Health Care)	0.2%	131,357
3,755	Perrigo Co. (Health Care)	0.2%	116,030
8,285	PetroHawk Energy Corp.* (Energy)	0.2%	135,046
1,851	priceline.com, Inc.* (Consumer Discretionary)	0.3%	210,644

See accompanying notes to the financial statements.

Summary Schedule of Portfolio Investments November 30, 2007 (Unaudited)

Ultra Russell2000 (continued)

Shares		Percentage of Net Assets	Value
	Common Stocks (a) (continued)
4,935	Realty Income Corp. (REIT) (Financials)	0.2%	$140,647
6,259	SAIC, Inc.* (Information Technology)	0.2%	124,804
3,228	Sotheby's (Consumer Discretionary)	0.2%	120,889
710	Strayer Education, Inc. (Consumer Discretionary)	0.2%	128,411
4,462	Sybase, Inc.* (Information Technology)	0.2%	114,406
4,536	Terra Industries, Inc.* (Materials)	0.2%	171,370
7,069	Time Warner Telecom, Inc., Class A* (Telecommunication Services)	0.2%	158,558
4,877	Valueclick, Inc.* (Information Technology)	0.2%	115,292
1,311	Ventana Medical Systems, Inc.* (Health Care)	0.2%	116,443
4,100	Waddell & Reed Financial, Inc. (Financials)	0.2%	140,138
4,883	Westar Energy, Inc. (Utilities)	0.2%	126,519
3,230,054	Other Common Stocks	79.4%	55,637,963
	Total Common Stock (Cost $65,481,424)		62,872,078
Principal Amount
	Repurchase Agreements — 13.4%
$1,870,259	Credit Suisse First Boston Corp., 4.64%, dated 11/30/07, due 12/03/07, total to be received $1,870,982 **		1,870,259
2,151,200	Credit Suisse First Boston Corp., 4.55%, dated 11/30/07, due 12/03/07, total to be received $2,152,016 ***		2,151,200
374,052	UBS Warburg LLC, 4.55%, dated 11/30/07, due 12/03/07, total to be received $374,194 ****		374,052

Principal Amount		Value
	Repurchase Agreements (continued)
$4,987,359	UBS Warburg LLC, 4.55%, dated 11/30/07, due 12/03/07, total to be received $4,989,250 *****	$4,987,359
	Total Repurchase Agreements (Cost $9,382,870)	9,382,870
	Total Investments (Cost $74,864,294) — 103.1%	72,254,948
	Liabilities in excess of other assets — (3.1)%	(2,204,881)
	Net Assets — 100.0%	$70,050,067

(a)  A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default.

*  Non-income producing security.

**  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this Summary Schedule of Portfolio Investments as follows: Federal Home Loan Bank, 0% to 6.00%, due 1/2/08 to 6/8/17; Federal Home Loan Mortgage Corp., 0% to 5.76%, due 12/7/07 to 11/23/35; Federal National Mortgage Association, 0% to 6.30%, due 2/27/08 to 6/13/22, which had a total value of $1,907,673. The investment in the repurchase agreement was through participation in a pooled account.

***  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this Summary Schedule of Portfolio Investments as follows: Federal Home Loan Bank, 0% to 5.25%, due 5/16/08 to 10/19/16; Federal Home Loan Mortgage Corp., 0% to 4.00%, due 1/2/08 to 9/22/09; Federal National Mortgage Association, 0% to 6.25%, due 4/10/08 to 8/15/17, which had a total value of $2,194,231. The investment in the repurchase agreement was through participation in a pooled account.

****  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this Summary Schedule of Portfolio Investments as follows: Federal Home Loan Mortgage Corp., 0% due 2/11/08 to 4/21/08; Federal National Mortgage Association, 0% to 6.23%, due 5/30/08 to 5/15/30, which had a total value of $381,535. The investment in the repurchase agreement was through participation in a pooled account.

See accompanying notes to the financial statements.

*****  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this Summary Schedule of Portfolio Investments as follows: Federal Home Loan Bank, 0% to 6.00%, due 1/11/08 to 7/21/25; Federal Home Loan Mortgage Corp., 0% to 6.10%, due 2/11/08 to 3/6/37; Federal National Mortgage Association, 0% to 6.21%, due 1/7/08 to 8/6/38, which had a total value of $5,087,107. The investment in the repurchase agreement was through participation in a pooled account.

REIT  Real Estate Investment Trust

As of November 30, 2007, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$3,091,127
Aggregated gross unrealized depreciation	(6,328,784)
Net unrealized depreciation	$(3,237,657)
Federal income tax cost of investments	$75,492,605

Futures Contracts Purchased

Ultra Russell2000 had the following open long futures contracts as of November 30, 2007:

	Number of Contracts	Expiration Date	Notional Value	Unrealized Depreciation
E-Mini Russell 2000 Index® Futures Contracts	91	December - 07	$6,983,340	$(18,675)

Cash collateral in the amount of $402,036 was pledged to cover margin requirements for open futures contracts as of November 30, 2007.

Swap Agreements

Ultra Russell 2000 had the following open swap agreements as of November 30, 2007:

	Notional Amount at Value	Unrealized Depreciation
Equity Index Swap Agreement based on the Russell 2000® Index, expiring 12/27/07	$30,492,065	$(678,678)
Equity Index Swap Agreement based on the Russell 2000® Index, expiring 12/27/07	42,000,000	(1,860,592)
		$(2,539,270)

Ultra Russell2000 invested, as a percentage of net assets, in the following industries, as of November 30, 2007:

Consumer Discretionary	12.5%
Consumer Staples	2.7%
Energy	5.7%
Financials	17.7%
Health Care	12.5%
Industrials	13.2%
Information Technology	16.6%
Materials	4.8%
Telecommunication Services	1.3%
Utilities	2.7%
Other[1]	10.3%

1  Includes any non-equity securities and net other assets (liabilities).

See accompanying notes to the financial statements.

Summary Schedule of Portfolio Investments November 30, 2007 (Unaudited)

Ultra Russell1000 Value

Shares		Percentage of Net Assets	Value
	Common Stocks (a) — 92.3%
1,038	Alcoa, Inc. (Materials)	0.4%	$37,752
681	Allstate Corp. (The) (Financials)	0.4%	34,813
1,077	Altria Group, Inc. (Consumer Staples)	0.9%	83,532
2,489	American International Group, Inc. (Financials)	1.6%	144,686
395	Apache Corp. (Energy)	0.4%	38,232
7,361	AT&T, Inc. (Telecommunication Services)	3.1%	281,264
5,298	Bank of America Corp (Financials)	2.7%	244,397
882	Bank of New York Mellon Corp. (The) (Financials)	0.5%	42,301
2,566	Chevron Corp. (Energy)	2.4%	225,218
5,906	Citigroup, Inc. (Financials)	2.1%	196,670
938	Coca-Cola Co. (The) (Consumer Staples)	0.6%	58,250
1,952	ConocoPhillips (Energy)	1.7%	156,238
256	Deere & Co. (Industrials)	0.5%	43,981
532	Devon Energy Corp. (Energy)	0.5%	44,055
1,138	Dow Chemical Co. (The) (Materials)	0.5%	47,728
927	EI Du Pont de Nemours & Co. (Materials)	0.5%	42,781
440	Exelon Corp. (Utilities)	0.4%	35,671
5,353	Exxon Mobil Corp. (Energy)	5.2%	477,273
1,162	Fannie Mae (Financials)	0.5%	44,644
416	General Dynamics Corp. (Industrials)	0.4%	36,932
10,919	General Electric Co. (Industrials)	4.5%	418,088
275	Goldman Sachs Group, Inc. (The) (Financials)	0.7%	62,326

Shares		Percentage of Net Assets	Value
	Common Stocks (a) (continued)
378	Hartford Financial Services Group, Inc. (Financials)	0.4%	$36,031
333	International Business Machines Corp. (Information Technology)	0.4%	35,025
2,161	Johnson & Johnson (Health Care)	1.6%	146,386
4,078	JPMorgan Chase & Co. (Financials)	2.0%	186,038
1,915	Kraft Foods, Inc. (Consumer Staples)	0.7%	66,163
636	Lehman Brothers Holdings, Inc. (Financials)	0.4%	39,833
859	Marathon Oil Corp. (Energy)	0.5%	48,018
1,130	McDonald's Corp. (Consumer Discretionary)	0.7%	66,071
787	Merrill Lynch & Co., Inc. (Financials)	0.5%	47,173
563	MetLife, Inc. (Financials)	0.4%	36,927
1,186	Morgan Stanley (Financials)	0.7%	62,526
2,763	Motorola, Inc. (Information Techology)	0.5%	44,125
995	Occidental Petroleum Corp. (Energy)	0.8%	69,421
8,379	Pfizer, Inc. (Health Care)	2.2%	199,085
2,270	Procter & Gamble Co. (Consumer Staples)	1.8%	167,980
420	Prudential Financial, Inc. (Financials)	0.4%	39,539
3,358	Sprint Nextel Corp. (Telecommunication Services)	0.6%	52,116
3,850	Time Warner, Inc. (Consumer Discretionary)	0.7%	66,451
793	Travelers Cos., Inc. (The) (Financials)	0.5%	42,116
463	United Technologies Corp. (Industrials)	0.3%	34,618

See accompanying notes to the financial statements.

Shares		Percentage of Net Assets	Value
	Common Stocks (a) (continued)
2,076	U.S. Bancorp (Financials)	0.7%	$68,695
3,466	Verizon Communications, Inc. (Telecommunication Services)	1.6%	149,766
2,373	Wachovia Corp. (Financials)	1.1%	102,039
766	Wal-Mart Stores, Inc. (Consumer Staples)	0.4%	36,691
1,327	Walt Disney Co. (The) (Consumer Discretionary)	0.5%	43,990
4,056	Wells Fargo & Co. (Financials)	1.4%	131,536
761	Wyeth (Health Care)	0.4%	37,365
108,050	Other Common Stocks	39.6%	3,639,773
	Total Common Stock (Cost $8,885,064)		8,492,329
Principal Amount
	Repurchase Agreements — 19.4%
$356,608	Credit Suisse First Boston Corp., 4.64%, dated 11/30/07, due 12/03/07, total to be received $356,746 **		356,608
410,175	Credit Suisse First Boston Corp., 4.55%, dated 11/30/07, due 12/03/07, total to be received $410,331 ***		410,175
71,322	UBS Warburg LLC, 4.55%, dated 11/30/07, due 12/03/07, total to be received $71,349 ****		71,322
950,954	UBS Warburg LLC, 4.55%, dated 11/30/07, due 12/03/07, total to be received $951,315 *****		950,954
	Total Repurchase Agreements (Cost $1,789,059)		1,789,059
	Total Investments (Cost $10,674,123) — 111.7%		10,281,388
	Liabilities in excess of other assets — (11.7)%		(1,078,812)
	Net Assets — 100.0%		$9,202,576

(a)  A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default.

**  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this Summary Schedule of Portfolio Investments as follows: Federal Home Loan Bank, 0% to 6.00%, due 1/2/08 to 6/8/17; Federal Home Loan Mortgage Corp., 0% to 5.76%, due 12/7/07 to 11/23/35; Federal National Mortgage Association, 0% to 6.30%, due 2/27/08 to 6/13/22, which had a total value of $363,742. The investment in the repurchase agreement was through participation in a pooled account.

***  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this Summary Schedule of Portfolio Investments as follows: Federal Home Loan Bank, 0% to 5.25%, due 5/16/08 to 10/19/16; Federal Home Loan Mortgage Corp., 0% to 4.00%, due 1/2/08 to 9/22/09; Federal National Mortgage Association, 0% to 6.25%, due 4/10/08 to 8/15/17, which had a total value of $418,380. The investment in the repurchase agreement was through participation in a pooled account.

****  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this Summary Schedule of Portfolio Investments as follows: Federal Home Loan Mortgage Corp., 0% due 2/11/08 to 4/21/08; Federal National Mortgage Association, 0% to 6.23%, due 5/30/08 to 5/15/30, which had a total value of $72,748. The investment in the repurchase agreement was through participation in a pooled account.

*****  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this Summary Schedule of Portfolio Investments as follows: Federal Home Loan Bank, 0% to 6.00%, due 1/11/08 to 7/21/25; Federal Home Loan Mortgage Corp., 0% to 6.10%, due 2/11/08 to 3/6/37; Federal National Mortgage Association, 0% to 6.21%, due 1/7/08 to 8/6/38, which had a total value of $969,974. The investment in the repurchase agreement was through participation in a pooled account.

As of November 30, 2007, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$502,889
Aggregate gross unrealized depreciation	(1,022,040)
Net unrealized depreciation	$(519,151)
Federal income tax cost of investments	$10,800,539

See accompanying notes to the financial statements.

Summary Schedule of Portfolio Investments November 30, 2007 (Unaudited)

Ultra Russell1000 Value (continued)

Swap Agreements

Ultra Russell1000 Value had the following open swap agreement as of November 30, 2007:

	Notional Amount at Value	Unrealized Depreciation
Equity Index Swap Agreement based on Russell 1000® Value Index, expiring 12/27/07	$10,126,379	$(264,110)

Ultra Russell1000 Value invested, as a percentage of net assets, in the following industries as of November 30, 2007:

Consumer Discretionary	6.9%
Consumer Staples	8.0%
Energy	13.9%
Financials	28.0%
Health Care	6.9%
Industrials	9.8%
Information Technology	3.1%
Materials	3.9%
Telecommunication Services	5.7%
Utilities	6.1%
Other [1]	7.7%

1  Includes any non-equity securities and net other assets (liabilities).

See accompanying notes to the financial statements.

Summary Schedule of Portfolio Investments November 30, 2007 (Unaudited)

Ultra Russell1000 Growth

Shares		Percentage of Net Assets	Value
	Common Stocks (a) — 90.4%
1,768	3M Co. (Industrials)	0.7%	$147,204
4,040	Abbott Laboratories (Health Care)	1.0%	232,340
3,150	Altria Group, Inc. (Consumer Staples)	1.1%	244,314
2,716	American Express Co. (Financials)	0.7%	160,190
2,038	Amgen, Inc.* (Health Care)	0.5%	112,600
2,269	Apple, Inc.* (Information Technology)	1.8%	413,457
1,709	Baxter International, Inc. (Health Care)	0.5%	102,318
2,065	Boeing Co. (Industrials)	0.9%	191,095
5,162	Bristol-Myers Squibb Co. (Health Care)	0.7%	152,950
1,680	Caterpillar, Inc. (Industrials)	0.5%	120,792
15,925	Cisco Systems, Inc.* (Information Technology)	2.0%	446,219
3,999	Coca-Cola Co. (The) (Consumer Staples)	1.1%	248,338
1,237	Colgate-Palmolive Co. (Consumer Staples)	0.4%	99,059
4,749	Comcast Corp., Class A* (Consumer Discretionary)	0.4%	97,544
4,125	Corning, Inc. (Information Technology)	0.4%	100,196
5,958	Dell, Inc.* (Information Technology)	0.7%	146,209
2,998	eBay, Inc.* (Information Technology)	0.4%	100,523
5,504	EMC Corp.* (Information Technology)	0.5%	106,062
1,733	Emerson Electric Co. (Industrials)	0.4%	98,816
3,014	Exxon Mobil Corp. (Energy)	1.2%	268,728

Shares		Percentage of Net Assets	Value
	Common Stocks (a) (continued)
2,995	General Electric Co. (Industrials)	0.5%	$114,679
2,449	Gilead Sciences, Inc.* (Health Care)	0.5%	113,976
469	Goldman Sachs Group, Inc. (The) (Financials)	0.5%	106,294
601	Google, Inc., Class A* (Information Technology)	1.8%	416,493
7,020	Hewlett-Packard Co. (Information Technology)	1.6%	359,143
1,751	Honeywell International, Inc. (Industrials)	0.4%	99,142
15,239	Intel Corp. (Information Technology)	1.8%	397,433
2,852	International Business Machines Corp. (Information Technology)	1.3%	299,973
2,849	Johnson & Johnson (Health Care)	0.9%	192,991
923	Lockheed Martin Corp. (Industrials)	0.5%	102,148
3,949	Lowe's Cos., Inc. (Consumer Discretionary)	0.4%	96,395
3,014	Medtronic, Inc. (Health Care)	0.7%	153,262
4,696	Merck & Co., Inc. (Health Care)	1.2%	278,755
21,530	Microsoft Corp. (Information Technology)	3.2%	723,408
1,428	Monsanto Co. (Materials)	0.6%	141,900
10,113	Oracle Corp.* (Information Technology)	0.9%	204,080
4,273	PepsiCo, Inc. (Consumer Staples)	1.5%	329,790
3,271	Procter & Gamble Co. (Consumer Staples)	1.1%	242,054

See accompanying notes to the financial statements.

Summary Schedule of Portfolio Investments November 30, 2007 (Unaudited)

Ultra Russell1000 Growth (continued)

Shares		Percentage of Net Assets	Value
	Common Stocks (a) (continued)
4,372	Qualcomm, Inc. (Information Technology)	0.8%	$178,290
4,248	Schering-Plough Corp. (Health Care)	0.6%	132,962
3,091	Schlumberger Ltd. (Energy)	1.3%	288,854
2,243	Target Corp. (Consumer Discretionary)	0.6%	134,715
3,761	Texas Instruments, Inc. (Information Technology)	0.5%	118,735
814	Transocean, Inc. (Energy)	0.5%	111,804
1,761	United Parcel Service, Inc., Class B (Industrials)	0.6%	129,750
1,591	United Technologies Corp. (Industrials)	0.5%	118,959
3,515	UnitedHealth Group, Inc. (Health Care)	0.9%	193,325
2,616	Walgreen Co. (Consumer Staples)	0.4%	95,719
4,642	Wal-Mart Stores, Inc. (Consumer Staples)	1.0%	222,352
256,014	Other Common Stocks	47.4%	10,693,906
	Total Common Stock (Cost $19,747,996)		20,380,241
Principal Amount
	Repurchase Agreements — 14.0%
$630,639	Credit Suisse First Boston Corp., 4.64%, dated 11/30/07, due 12/03/07, total to be received $630,883 **		630,639
725,370	Credit Suisse First Boston Corp., 4.55%, dated 11/30/07, due 12/03/07, total to be received $725,645 ***		725,370
126,128	UBS Warburg LLC, 4.55%, dated 11/30/07, due 12/03/07, total to be received $126,176 ****		126,128

Principal Amount		Value
	Repurchase Agreements (continued)
$1,681,704	UBS Warburg LLC, 4.55%, dated 11/30/07, due 12/03/07, total to be received $1,682,342 *****	$1,681,704
	Total Repurchase Agreements (Cost $3,163,841)	3,163,841
	Total Investments (Cost $22,911,837) — 104.4%	23,544,082
	Liabilities in excess of other assets — (4.4)%	(982,840)
	Net Assets — 100.0%	$22,561,242

(a)  A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default.

*  Non-income producing security.

**  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this Summary Schedule of Portfolio Investments as follows: Federal Home Loan Bank, 0% to 6.00%, due 1/2/08 to 6/8/17; Federal Home Loan Mortgage Corp., 0% to 5.76%, due 12/7/07 to 11/23/35; Federal National Mortgage Association, 0% to 6.30%, due 2/27/08 to 6/13/22, which had a total value of $643,254. The investment in the repurchase agreement was through participation in a pooled account.

***  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this Summary Schedule of Portfolio Investments as follows: Federal Home Loan Bank, 0% to 5.25%, due 5/16/08 to 10/19/16; Federal Home Loan Mortgage Corp., 0% to 4.00%, due 1/2/08 to 9/22/09; Federal National Mortgage Association, 0% to 6.25%, due 4/10/08 to 8/15/17, which had a total value of $739,880. The investment in the repurchase agreement was through participation in a pooled account.

****  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this Summary Schedule of Portfolio Investments as follows: Federal Home Loan Mortgage Corp., 0% due 2/11/08 to 4/21/08; Federal National Mortgage Association, 0% to 6.23%, due 5/30/08 to 5/15/30, which had a total value of $128,651. The investment in the repurchase agreement was through participation in a pooled account.

See accompanying notes to the financial statements.

*****  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this Summary Schedule of Portfolio Investments as follows: Federal Home Loan Bank, 0% to 6.00%, due 1/11/08 to 7/21/25; Federal Home Loan Mortgage Corp., 0% to 6.10%, due 2/11/08 to 3/6/37; Federal National Mortgage Association, 0% to 6.21%, due 1/7/08 to 8/6/38, which had a total value of $1,715,338. The investment in the repurchase agreement was through participation in a pooled account.

As of November 30, 2007, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$1,542,322
Aggregate gross unrealized depreciation	(935,296)
Net unrealized appreciation	$607,026
Federal income tax cost of investments	$22,937,056

Swap Agreements

Ultra Russell1000 Growth had the following open swap agreements as of November 30, 2007:

	Notional Amount at Value	Unrealized Depreciation
Equity Index Swap Agreement based on the Russell 1000® Growth Index, expiring 12/27/07	$8,516,205	$(379,776)
Equity Index Swap Agreement based on the Russell 1000® Growth Index, expiring 12/27/07	17,000,000	(533,186)
		$(912,962)

Ultra Russell1000 Growth invested, as a percentage of net assets, in the following industries as of November 30, 2007:

Consumer Discretionary	10.7%
Consumer Staples	9.4%
Energy	7.4%
Financials	6.4%
Health Care	14.7%
Industrials	11.7%
Information Technology	25.1%
Materials	3.0%
Telecommunication Services	0.7%
Utilities	1.3%
Other [1]	9.6%

1  Includes any non-equity securities and net other assets (liabilities).

See accompanying notes to the financial statements.

Summary Schedule of Portfolio Investments November 30, 2007 (Unaudited)

Ultra Russell MidCap Value

Shares		Percentage of Net Assets	Value
	Common Stocks (a) — 90.1%
476	Air Products & Chemicals, Inc. (Materials)	0.6%	$47,143
860	Ameren Corp. (Utilities)	0.6%	46,311
1,656	American Electric Power Co., Inc. (Utilities)	0.9%	78,941
977	Ameriprise Financial, Inc. (Financials)	0.7%	57,340
1,219	AON Corp. (Financials)	0.7%	60,913
426	Boston Properties, Inc. (REIT) (Financials)	0.5%	41,927
501	Bunge Ltd. (Consumer Staples)	0.7%	56,282
719	Computer Sciences Corp.* (Information Technology)	0.4%	37,978
2,069	ConAgra Foods, Inc. (Consumer Staples)	0.6%	51,766
1,124	Consolidated Edison, Inc. (Utilities)	0.6%	54,458
1,505	CSX Corp. (Industrials)	0.8%	63,210
537	Eaton Corp. (Industrials)	0.6%	47,960
1,353	Edison International (Utilities)	0.9%	75,741
2,908	El Paso Corp. (Energy)	0.6%	46,761
1,126	Equity Residential (REIT) (Financials)	0.5%	41,898
8,397	Ford Motor Co.* (Consumer Discretionary)	0.7%	63,062
634	Fortune Brands, Inc. (Consumer Discretionary)	0.6%	48,596
975	Gannett Co., Inc. (Consumer Discretionary)	0.4%	35,831
2,490	Gap, Inc. (The) (Consumer Discretionary)	0.6%	50,796
1,806	Genworth Financial, Inc. (Financials)	0.6%	47,389
1,153	Hess Corp. (Energy)	1.0%	82,117
2,168	Host Hotels & Resorts, Inc. (REIT) (Financials)	0.5%	41,604
1,061	Ingersoll-Rand Co., Ltd., Class A (Industrials)	0.6%	54,790

Shares		Percentage of Net Assets	Value
	Common Stocks (a) (continued)
660	ITT Corp. (Industrials)	0.5%	$42,530
1,629	Keycorp (Financials)	0.5%	42,908
345	L-3 Communications Holdings, Inc. (Industrials)	0.5%	38,174
536	Liberty Media Corp. - Capital, Class A* (Consumer Discretionary)	0.8%	63,816
961	Lyondell Chemical Co. (Materials)	0.5%	45,359
781	Murphy Oil Corp. (Energy)	0.7%	55,857
609	Noble Energy, Inc. (Energy)	0.5%	43,872
722	Parker Hannifin Corp. (Industrials)	0.7%	57,349
1,460	PG&E Corp. (Utilities)	0.8%	67,554
682	PPG Industries, Inc. (Materials)	0.6%	46,812
1,050	Principal Financial Group, Inc. (Financials)	0.8%	68,765
1,071	Progress Energy, Inc. (Utilities)	0.6%	52,286
478	Public Storage (REIT) (Financials)	0.4%	36,969
6,682	Qwest Communications International, Inc.* (Telecommunication Services)	0.5%	44,302
1,419	Reliant Energy, Inc.* (Utilities)	0.4%	36,951
1,834	Safeway, Inc. (Consumer Staples)	0.8%	63,823
1,402	Seagate Technology (Information Technology)	0.4%	36,158
1,096	Sempra Energy (Utilities)	0.8%	68,632
2,624	Spectra Energy Corp. (Energy)	0.8%	64,655
873	SUPERVALU, Inc. (Consumer Staples)	0.4%	36,553
491	United States Steel Corp. (Materials)	0.6%	47,971
1,498	Unum Group (Financials)	0.4%	37,210
554	Vornado Realty Trust (REIT) (Financials)	0.6%	49,860

See accompanying notes to the financial statements.

Shares		Percentage of Net Assets	Value
	Common Stocks (a) (continued)
1,698	Xcel Energy, Inc. (Utilities)	0.5%	$39,241
3,893	Xerox Corp.* (Information Technology)	0.8%	65,714
682	XL Capital Ltd., Class A (Financials)	0.5%	39,917
177,827	Other Common Stocks	60.0%	5,037,829
	Total Common Stock (Cost $8,196,307)		7,563,881
Principal Amount
	Repurchase Agreements — 14.6%
$244,611	Credit Suisse First Boston Corp., 4.64%, dated 11/30/07, due 12/03/07, total to be received $244,706 **		244,611
281,355	Credit Suisse First Boston Corp., 4.55%, dated 11/30/07, due 12/03/07, total to be received $281,462 ***		281,355
48,922	UBS Warburg LLC, 4.55%, dated 11/30/07, due 12/03/07, total to be received $48,941 ****		48,922
652,296	UBS Warburg LLC, 4.55%, dated 11/30/07, due 12/03/07, total to be received $652,543 *****		652,296
	Total Repurchase Agreements (Cost $1,227,184)		1,227,184
	Total Investments (Cost $9,423,491) — 104.7%		8,791,065
	Liabilities in excess of other assets — (4.7)%		(391,277)
	Net Assets — 100.0%		$8,399,788

(a)  A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default.

*  Non-income producing security.

**  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this Summary Schedule of Portfolio Investments as follows: Federal Home Loan Bank, 0% to 6.00%, due 1/2/08 to 6/8/17; Federal Home Loan Mortgage Corp., 0% to 5.76%, due 12/7/07 to 11/23/35; Federal National Mortgage Association, 0% to 6.30%, due 2/27/08 to 6/13/22, which had a total value of $249,504. The investment in the repurchase agreement was through participation in a pooled account.

***  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this Summary Schedule of Portfolio Investments as follows: Federal Home Loan Bank, 0% to 5.25%, due 5/16/08 to 10/19/16; Federal Home Loan Mortgage Corp., 0% to 4.00%, due 1/2/08 to 9/22/09; Federal National Mortgage Association, 0% to 6.25%, due 4/10/08 to 8/15/17, which had a total value of $286,983. The investment in the repurchase agreement was through participation in a pooled account.

****  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this Summary Schedule of Portfolio Investments as follows: Federal Home Loan Mortgage Corp., 0% due 2/11/08 to 4/21/08; Federal National Mortgage Association, 0% to 6.23%, due 5/30/08 to 5/15/30, which had a total value of $49,901. The investment in the repurchase agreement was through participation in a pooled account.

*****  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this Summary Schedule of Portfolio Investments as follows: Federal Home Loan Bank, 0% to 6.00%, due 1/11/08 to 7/21/25; Federal Home Loan Mortgage Corp., 0% to 6.10%, due 2/11/08 to 3/6/37; Federal National Mortgage Association, 0% to 6.21%, due 1/7/08 to 8/6/38, which had a total value of $665,342. The investment in the repurchase agreement was through participation in a pooled account.

REIT  Real Estate Investment Trust

As of November 30, 2007, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$387,014
Aggregate gross unrealized depreciation	(1,282,072)
Net unrealized depreciation	$(895,058)
Federal income tax cost of investments	$9,686,123

See accompanying notes to the financial statements.

Summary Schedule of Portfolio Investments November 30, 2007 (Unaudited)

Ultra Russell MidCap Value (continued)

Swap Agreements

Ultra Russell MidCap Value had the following open swap agreement as of November 30, 2007:

	Notional Amount at Value	Unrealized Depreciation
Equity Index Swap Agreement based on the Russell MidCap® Value Index, expiring 12/27/07	$9,492,599	$(337,207)

Ultra Russell MidCap Value invested, as a percentage of net assets, in the following industries as of November 30, 2007:

Consumer Discretionary	11.8%
Consumer Staples	6.8%
Energy	6.5%
Financials	26.4%
Health Care	2.1%
Industrials	9.2%
Information Technology	6.2%
Materials	6.3%
Telecommunication Services	1.8%
Utilities	13.0%
Other [1]	9.9%

1  Includes any non-equity securities and net other assets (liabilities).

See accompanying notes to the financial statements.

Summary Schedule of Portfolio Investments November 30, 2007 (Unaudited)

Ultra Russell MidCap Growth

Shares		Percentage of Net Assets	Value
	Common Stocks (a) — 88.5%
3,831	AES Corp. (The)* (Utilities)	0.5%	$83,707
2,316	Agilent Technologies, Inc.* (Information Technology)	0.6%	87,614
1,751	Allergan, Inc. (Health Care)	0.7%	117,387
2,398	American Tower Corp., Class A* (Telecommunication Services)	0.7%	109,205
830	Apollo Group, Inc., Class A* (Consumer Discretionary)	0.4%	63,512
1,324	Autodesk, Inc.* (Information Technology)	0.4%	62,347
2,322	Avon Products, Inc. (Consumer Staples)	0.6%	95,318
2,688	Broadcom Corp., Class A* (Information Technology)	0.5%	71,877
1,651	Cigna Corp. (Health Care)	0.6%	88,510
2,130	Coach, Inc.* (Consumer Discretionary)	0.5%	79,108
1,045	CONSOL Energy, Inc. (Energy)	0.4%	61,948
803	Constellation Energy Group, Inc. (Utilities)	0.5%	80,469
598	Cummins, Inc. (Industrials)	0.5%	69,906
1,787	Electronic Arts, Inc.* (Information Technology)	0.6%	100,411
1,262	Express Scripts, Inc.* (Health Care)	0.5%	85,500
506	Fluor Corp. (Industrials)	0.5%	74,468
1,836	Forest Laboratories, Inc.* (Health Care)	0.5%	70,778
404	Foster Wheeler Ltd.* (Industrials)	0.4%	60,196
663	Garmin Ltd. (Consumer Discretionary)	0.5%	71,173

Shares		Percentage of Net Assets	Value
	Common Stocks (a) (continued)
1,386	Harley-Davidson, Inc. (Consumer Discretionary)	0.4%	$66,556
964	Humana, Inc.* (Health Care)	0.5%	74,257
404	Intercontinental Exchange, Inc.* (Financials)	0.4%	67,452
1,908	International Game Technology (Consumer Discretionary)	0.5%	83,303
215	Intuitive Surgical, Inc.* (Health Care)	0.4%	70,451
2,115	Juniper Networks, Inc. (Information Technology)	0.4%	62,858
457	Mastercard, Inc., Class A (Information Technology)	0.6%	91,697
1,277	McDermott International, Inc.* (Industrials)	0.4%	66,787
1,288	MEMC Electronic Materials, Inc.* (Information Technology)	0.6%	99,923
2,038	National Oilwell Varco, Inc.* (Energy)	0.9%	138,890
1,538	Noble Corp. (Energy)	0.5%	80,176
1,068	Northern Trust Corp. (Financials)	0.6%	86,497
3,124	Nvidia Corp.* (Information Technology)	0.6%	98,531
528	Nymex Holdings, Inc. (Financials)	0.4%	65,762
1,946	Paychex, Inc. (Information Technology)	0.5%	75,894
1,520	Peabody Energy Corp. (Energy)	0.5%	84,573
1,652	PPL Corp. (Utilities)	0.5%	84,186
790	Precision Castparts Corp. (Industrials)	0.7%	116,399
1,288	Prologis (REIT) (Financials)	0.5%	84,261
960	Rockwell Collins, Inc. (Industrials)	0.4%	69,235

See accompanying notes to the financial statements.

Summary Schedule of Portfolio Investments November 30, 2007 (Unaudited)

Ultra Russell MidCap Growth (continued)

Shares		Percentage of Net Assets	Value
	Common Stocks (a) (continued)
1,150	Smith International, Inc. (Energy)	0.5%	$72,128
1,941	St. Jude Medical, Inc.* (Health Care)	0.5%	77,155
1,155	Starwood Hotels & Resorts Worldwide, Inc. (Consumer Discretionary)	0.4%	62,000
1,524	T. Rowe Price Group, Inc. (Financials)	0.6%	93,696
1,430	Textron, Inc. (Industrials)	0.6%	98,741
2,609	TJX Cos., Inc. (Consumer Discretionary)	0.5%	76,548
1,936	Weatherford International Ltd.* (Energy)	0.8%	121,232
2,876	Williams Cos., Inc. (Energy)	0.6%	99,826
1,210	WM. Wrigley Jr. Co. (Consumer Staples)	0.5%	77,440
3,006	Yum! Brands, Inc. (Consumer Discretionary)	0.7%	111,673
289,919	Other Common Stocks	62.6%	9,852,857
	Total Common Stock (Cost $13,637,418)		13,944,418
Principal Amount
	Repurchase Agreements — 16.0%
$503,136	Credit Suisse First Boston Corp., 4.64%, dated 11/30/07, due 12/03/07, total to be received $503,331 **		503,136
578,715	Credit Suisse First Boston Corp., 4.55%, dated 11/30/07, due 12/03/07, total to be received $578,934 ***		578,715
100,627	UBS Warburg LLC, 4.55%, dated 11/30/07, due 12/03/07, total to be received $100,665 ****		100,627

Principal Amount		Value
	Repurchase Agreements (continued)
$1,341,696	UBS Warburg LLC, 4.55%, dated 11/30/07, due 12/03/07, total to be received $1,342,205 *****	$1,341,696
	Total Repurchase Agreements (Cost $2,524,174)	2,524,174
	Total Investments (Cost $16,161,592) — 104.5%	16,468,592
	Liabilities in excess of other assets — (4.5)%	(716,127)
	Net Assets — 100.0%	$15,752,465

(a)  A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default.

*  Non-income producing security.

**  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this Summary Schedule of Portfolio Investments as follows: Federal Home Loan Bank, 0% to 6.00%, due 1/2/08 to 6/8/17; Federal Home Loan Mortgage Corp., 0% to 5.76%, due 12/7/07 to 11/23/35; Federal National Mortgage Association, 0% to 6.30%, due 2/27/08 to 6/13/22, which had a total value of $513,201. The investment in the repurchase agreement was through participation in a pooled account.

***  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this Summary Schedule of Portfolio Investments as follows: Federal Home Loan Bank, 0% to 5.25%, due 5/16/08 to 10/19/16; Federal Home Loan Mortgage Corp., 0% to 4.00%, due 1/2/08 to 9/22/09; Federal National Mortgage Association, 0% to 6.25%, due 4/10/08 to 8/15/17, which had a total value of $590,291. The investment in the repurchase agreement was through participation in a pooled account.

****  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this Summary Schedule of Portfolio Investments as follows: Federal Home Loan Mortgage Corp., 0% due 2/11/08 to 4/21/08; Federal National Mortgage Association, 0% to 6.23%, due 5/30/08 to 5/15/30, which had a total value of $102,640. The investment in the repurchase agreement was through participation in a pooled account.

See accompanying notes to the financial statements.

*****  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this Summary Schedule of Portfolio Investments as follows: Federal Home Loan Bank, 0% to 6.00%, due 1/11/08 to 7/21/25; Federal Home Loan Mortgage Corp., 0% to 6.10%, due 2/11/08 to 3/6/37; Federal National Mortgage Association, 0% to 6.21%, due 1/7/08 to 8/6/38, which had a total value of $1,368,531. The investment in the repurchase agreement was through participation in a pooled account.

REIT  Real Estate Investment Trust.

As of November 30, 2007, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$1,331,367
Aggregate gross unrealized depreciation	(1,056,658)
Net unrealized appreciation	$274,709
Federal income tax cost of investments	$16,193,883

Swap Agreements

Ultra Russell MidCap Growth had the following open swap agreements as of November 30, 2007:

	Notional Amount at Value	Unrealized Depreciation
Equity Index Swap Agreement based on the Russell MidCap® Growth Index, expiring 12/27/07	$6,214,532	$(301,389)
Equity Index Swap Agreement based on the Russell MidCap® Growth Index, expiring 12/27/07	12,000,000	(431,559)
		$(732,948)

Ultra Russell MidCap Growth invested, as a percentage of net assets, in the following industries as of November 30, 2007:

Consumer Discretionary	15.4%
Consumer Staples	4.0%
Energy	9.8%
Financials	7.1%
Health Care	11.1%
Industrials	14.6%
Information Technology	17.2%
Materials	4.2%
Telecommunication Services	2.0%
Utilities	3.1%
Other [1]	11.5%

1  Includes any non-equity securities and net other assets (liabilities).

See accompanying notes to the financial statements.

Summary Schedule of Portfolio Investments November 30, 2007 (Unaudited)

Ultra Russell2000 Value

Shares		Percentage of Net Assets	Value
	Common Stocks (a) — 92.6%
4,340	3Com Corp.* (Information Technology)	0.3%	$18,705
177	Alexandria Real Estate Equities, Inc. (REIT) (Financials)	0.2%	17,387
588	AMERIGROUP Corp.* (Health Care)	0.3%	20,210
1,737	Andrew Corp.* (Information Technology)	0.3%	25,464
1,331	Apollo Investment Corp. (Financials)	0.3%	23,572
711	Aptargroup, Inc. (Materials)	0.4%	30,011
983	Aspen Insurance Holdings Ltd. (Financials)	0.4%	28,310
208	Bio-Rad Laboratories, Inc., Class A* (Health Care)	0.3%	20,989
420	Black Hills Corp. (Utilities)	0.2%	17,497
562	Brady Corp., Class A (Industrials)	0.3%	22,497
557	CF Industries Holdings, Inc. (Materials)	0.7%	50,676
514	Chittenden Corp. (Financials)	0.2%	18,005
666	Cleco Corp. (Utilities)	0.3%	18,608
545	Commerce Group, Inc. (Financials)	0.3%	19,593
1,878	DCT Industrial Trust, Inc. (REIT) (Financials)	0.3%	18,949
484	Delphi Financial Group, Inc. (Financials)	0.3%	18,605
579	Deluxe Corp. (Industrials)	0.2%	18,291
1,054	DiamondRock Hospitality Co. (REIT) (Financials)	0.2%	18,255
711	EMCOR Group, Inc.* (Industrials)	0.3%	18,941

Shares		Percentage of Net Assets	Value
	Common Stocks (a) (continued)
593	Encore Acquisition Co.* (Energy)	0.3%	$19,302
673	Exterran Holdings, Inc.* (Energy)	0.7%	53,867
555	First Midwest Bancorp, Inc./IL (Financials)	0.2%	18,148
897	FirstMerit Corp. (Financials)	0.3%	18,487
1,163	GrafTech International Ltd.* (Industrials)	0.3%	18,689
878	Healthsouth Corp.* (Health Care)	0.2%	17,411
453	Inverness Medical Innovations, Inc.* (Health Care)	0.4%	26,582
674	IPC Holdings Ltd. (Financials)	0.3%	19,923
673	Max Capital Group Ltd. (Financials)	0.3%	19,053
1,147	Montpelier Re Holdings Ltd. (Financials)	0.3%	19,866
798	National Retail Properties, Inc. (REIT) (Financials)	0.3%	19,543
502	Nicor, Inc. (Utilities)	0.3%	21,154
549	Oil States International, Inc.* (Energy)	0.2%	17,409
332	OM Group, Inc.* (Materials)	0.3%	18,688
832	Piedmont Natural Gas Co. (Utilities)	0.3%	21,665
668	Platinum Underwriters Holdings Ltd. (Financials)	0.3%	24,262
855	PNM Resources, Inc. (Utilities)	0.3%	18,964
435	Potlatch Corp. (REIT) (Financials)	0.3%	19,971
372	ProAssurance Corp.* (Financials)	0.3%	20,400
414	Quanex Corp. (Materials)	0.3%	20,717

See accompanying notes to the financial statements.

Shares		Percentage of Net Assets	Value
	Common Stocks (a) (continued)
1,127	Realty Income Corp. (REIT) (Financials)	0.4%	$32,119
1,429	SAIC, Inc.* (Information Technology)	0.4%	28,494
933	Senior Housing Properties Trust (REIT) (Financials)	0.3%	20,610
679	Skywest, Inc. (Industrials)	0.2%	17,865
949	Susquehanna Bancshares, Inc. (Financials)	0.3%	18,876
912	Sybase, Inc.* (Information Technology)	0.3%	23,384
1,114	UCBH Holdings, Inc. (Financials)	0.2%	17,913
1,115	Westar Energy, Inc. (Utilities)	0.4%	28,890
549	WGL Holdings, Inc. (Utilities)	0.2%	18,139
469	Whiting Petroleum Corp.* (Energy)	0.3%	24,726
363,725	Other Common Stocks	77.6%	5,649,147
	Total Common Stock (Cost $7,739,050)		6,738,829
Principal Amount
	Repurchase Agreements — 13.8%
$199,769	Credit Suisse First Boston Corp., 4.64%, dated 11/30/07, due 12/03/07, total to be received $199,846 **		199,769
229,778	Credit Suisse First Boston Corp., 4.55%, dated 11/30/07, due 12/03/07, total to be received $229,865 ***		229,778
39,954	UBS Warburg LLC, 4.55%, dated 11/30/07, due 12/3/07, total to be received $39,969 ****		39,954

Principal Amount		Value
	Repurchase Agreements (continued)
$532,718	UBS Warburg LLC, 4.55%, dated 11/30/07, due 12/3/07, total to be received $532,920 *****	$532,718
	Total Repurchase Agreements (Cost $1,002,219)	1,002,219
	Total Investments (Cost $8,741,269) — 106.4%	7,741,048
	Liabilities in excess of other assets — (6.4)%	(466,662)
	Net Assets — 100.0%	$7,274,386

(a)  A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default.

*  Non-income producing security.

**  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this Summary Schedule of Portfolio Investments as follows: Federal Home Loan Bank, 0% to 6.00%, due 1/2/08 to 6/8/17; Federal Home Loan Mortgage Corp., 0% to 5.76%, due 12/7/07 to 11/23/35; Federal National Mortgage Association, 0% to 6.30%, due 2/27/08 to 6/13/22 which had a total value of $203,766. The investment in the repurchase agreement was through participation in a pooled account.

***  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this Summary Schedule of Portfolio Investments as follows: Federal Home Loan Bank, 0% to 5.25%, due 5/16/08 to 10/19/16; Federal Home Loan Mortgage Corp., 0% to 4.00%, due 1/2/08 to 9/22/09; Federal National Mortgage Association, 0% to 6.25%, due 4/10/08 to 8/15/17 which had a total value of $234,374. The investment in the repurchase agreement was through participation in a pooled account.

****  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this Summary Schedule of Portfolio Investments as follows: Federal Home Loan Mortgage Corp., 0% due 2/11/08 to 4/21/08; Federal National Mortgage Association, 0% to 6.23%, due 5/30/08 to 5/15/30 which had a total value of $40,753. The investment in the repurchase agreement was through participation in a pooled account.

See accompanying notes to the financial statements.

Summary Schedule of Portfolio Investments November 30, 2007 (Unaudited)

Ultra Russell2000 Value (continued)

*****  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this Summary Schedule of Portfolio Investments as follows: Federal Home Loan Bank, 0% to 6.00%, due 1/11/08 to 7/21/25; Federal Home Loan Mortgage Corp., 0% to 6.10%, due 2/11/08 to 3/6/37; Federal National Mortgage Association, 0% to 6.21%, due 1/7/08 to 8/6/38 which had a total value of $543,373. The investment in the repurchase agreement was through participation in a pooled account.

REIT  Real Estate Investment Trust

As of November 30, 2007, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$306,604
Aggregate gross unrealized depreciation	(1,641,389)
Net unrealized depreciation	$(1,334,785)
Federal income tax cost of investments	$9,075,833

Swap Agreements

Ultra Russell2000 Value had the following open swap agreement as of November 30, 2007:

	Notional Amount at Value	Unrealized Depreciation
Equity Index Swap Agreement based on the Russell 2000® Value Index, expiring 12/27/07	$8,108,477	$(365,866)

Ultra Russell2000 Value invested, as a percentage of net assets, in the following industries as of November 30, 2007:

Consumer Discretionary	10.7%
Consumer Staples	3.5%
Energy	5.4%
Financials	30.4%
Health Care	5.4%
Industrials	11.9%
Information Technology	12.1%
Materials	6.5%
Telecommunication Services	1.4%
Utilities	5.3%
Other [1]	7.4%

1  Includes any non-equity securities and net other assets (liabilities).

See accompanying notes to the financial statements.

Summary Schedule of Portfolio Investments November 30, 2007 (Unaudited)

Ultra Russell2000 Growth

Shares		Percentage of Net Assets	Value
	Common Stocks (a) — 90.7%
1,013	Aeropostale, Inc.* (Consumer Discretionary)	0.3%	$25,882
476	Alexion Pharmaceuticals, Inc.* (Health Care)	0.3%	34,615
1,013	Ansys, Inc.* (Information Technology)	0.4%	39,365
358	Atwood Oceanics, Inc.* (Energy)	0.3%	31,235
696	Bally Technologies, Inc.* (Consumer Discretionary)	0.3%	29,023
589	Belden, Inc. (Industrials)	0.3%	27,123
1,252	BioMarin Pharmaceutical, Inc.* (Health Care)	0.3%	34,430
488	Bucyrus International,Inc. (Industrials)	0.4%	42,802
428	Chipotle Mexican Grill, Inc., Class B* (Consumer Discretionary)	0.5%	49,443
783	DeVry, Inc. (Consumer Discretionary)	0.4%	43,049
737	Digital Realty Trust, Inc. (REIT) (Financials)	0.3%	28,124
470	Equinix, Inc.* (Information Technology)	0.5%	48,932
866	Flir Systems, Inc.* (Information Technology)	0.6%	59,520
1,656	Foundry Networks, Inc.* (Information Technology)	0.3%	29,195
619	FTI Consulting, Inc.* (Industrials)	0.4%	35,283
372	Genlyte Group, Inc.* (Industrials)	0.4%	35,061
458	Healthways, Inc.* (Health Care)	0.3%	26,733
1,085	Hercules Offshore, Inc.* (Energy)	0.3%	27,136

Shares		Percentage of Net Assets	Value
	Common Stocks (a) (continued)
1,232	Hexcel Corp.* (Industrials)	0.3%	$31,379
1,598	Hologic, Inc.* (Health Care)	1.1%	106,091
411	IHS, Inc., Class A* (Industrials)	0.3%	28,828
700	Illumina, Inc.* (Health Care)	0.4%	40,453
900	Immucor, Inc.* (Health Care)	0.3%	29,853
508	International Securities Exchange Holdings, Inc. (Financials)	0.3%	34,133
555	ITC Holdings Corp. (Utilities)	0.3%	28,327
392	Itron, Inc.* (Information Technology)	0.3%	30,400
1,029	Jack Henry & Associates, Inc. (Information Technology)	0.3%	27,536
735	LKQ Corp.* (Consumer Discretionary)	0.3%	29,187
1,042	MGI Pharma, Inc.* (Health Care)	0.4%	36,064
529	Micros Systems, Inc.* (Information Technology)	0.4%	38,162
562	Myriad Genetics, Inc.* (Health Care)	0.3%	27,088
1,035	Nationwide Health Properties, Inc. (REIT) (Financials)	0.3%	32,375
1,721	Nuance Communications, Inc.* (Information Technology)	0.3%	34,730
3,171	ON Semiconductor Corp.* (Information Technology)	0.3%	29,141
715	Onyx Pharmaceuticals, Inc.* (Health Care)	0.4%	38,996
753	OSI Pharmaceuticals, Inc.* (Health Care)	0.4%	35,112

See accompanying notes to the financial statements.

Summary Schedule of Portfolio Investments November 30, 2007 (Unaudited)

Ultra Russell2000 Growth (continued)

Shares		Percentage of Net Assets	Value
	Common Stocks (a) (continued)
1,198	Polycom, Inc.* (Information Technology)	0.3%	$29,075
495	priceline.com, Inc.* (Consumer Discretionary)	0.6%	56,331
709	Psychiatric Solutions, Inc.* (Health Care)	0.3%	25,900
863	Sotheby's (Consumer Discretionary)	0.3%	32,319
190	Strayer Education, Inc. (Consumer Discretionary)	0.3%	34,363
982	Tempur-Pedic International, Inc. (Consumer Discretionary)	0.3%	29,156
1,213	Terra Industries, Inc.* (Materials)	0.5%	45,827
1,749	Time Warner Telecom, Inc., Class A* Telecommunication Services)	0.4%	39,230
272	United Therapeutics Corp.* (Health Care)	0.3%	27,222
1,304	Valueclick, Inc.* (Information Technology)	0.3%	30,827
351	Ventana Medical Systems, Inc.* (Health Care)	0.3%	31,176
917	Waddell & Reed Financial, Inc. (Financials)	0.3%	31,343
392	Woodward Governor Co. (Industrials)	0.3%	26,868
395,488	Other Common Stocks	72.9%	7,174,872
	Total Common Stock Cost ($8,990,781)		8,919,315

Principal Amount		Value
	Repurchase Agreements — 16.8
$329,842	Credit Suisse First Boston Corp., 4.64%, dated 11/30/07, due 12/03/07, total to be received $329,970 **	$329,842
379,389	Credit Suisse First Boston Corp., 4.55%, dated 11/30/07, due 12/03/07, total to be received $379,533 ***	379,389
65,969	UBS Warburg LLC, 4.55%, dated 11/30/07, due 12/03/07, total to be received $65,994 ****	65,969
879,580	UBS Warburg LLC, 4.55%, dated 11/30/07, due 12/03/07, total to be received $879,914 *****.	879,580
	Total Repurchase Agreements (Cost $1,654,780)	1,654,780
	Total Investments (Cost $10,645,561) — 107.5%	10,574,095
	Liabilities in excess of other assets — (7.5)%	(734,892)
	Net Assets — 100.0%	$9,839,203

(a)  A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default.

*  Non-income producing security.

**  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this Summary Schedule of Portfolio Investments as follows: Federal Home Loan Bank, 0% to 6.00%, due 1/2/08 to 6/8/17; Federal Home Loan Mortgage Corp., 0% to 5.76%, due 12/7/07 to 11/23/35; Federal National Mortgage Association, 0% to 6.30%, due 2/27/08 to 6/13/22, which had a total value of $336,441. The investment in the repurchase agreement was through participation in a pooled account.

***  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this Summary Schedule of Portfolio Investments as follows: Federal Home Loan Bank, 0% to 5.25%, due 5/16/08 to 10/19/16; Federal Home Loan Mortgage Corp., 0% to 4.00%, due 1/2/08 to 9/22/09; Federal National Mortgage Association, 0% to 6.25%, due 4/10/08 to 8/15/17, which had a total value of

See accompanying notes to the financial statements.

$386,978. The investment in the repurchase agreement was through participation in a pooled account.

****  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this Summary Schedule of Portfolio Investments as follows: Federal Home Loan Mortgage Corp., 0% due 2/11/08 to 4/21/08; Federal National Mortgage Association, 0% to 6.23%, due 5/30/08 to 5/15/30, which had a total value of $67,288. The investment in the repurchase agreement was through participation in a pooled account.

*****Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this Summary Schedule of Portfolio Investments as follows: Federal Home Loan Bank, 0% to 6.00%, due 1/11/08 to 7/21/25; Federal Home Loan Mortgage Corp., 0% to 6.10%, due 2/11/08 to 3/6/37; Federal National Mortgage Association, 0% to 6.21%, due 1/7/08 to 8/6/38, which had a total value of $897,171. The investment in the repurchase agreement was through participation in a pooled account.

REIT  Real Estate Investment Trust

As of November 30, 2007, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$1,091,592
Aggregate gross unrealized depreciation	(1,208,702)
Net unrealized depreciation	$(117,110)
Federal income tax cost of investments	$10,691,205

Swap Agreements

Ultra Russell2000 Growth had the following open swap agreements as of November 30, 2007:

	Notional Amount at Value	Unrealized Depreciation
Equity Index Swap Agreement based on Russell 2000® Growth Index, expiring 12/27/07	$3,306,402	$(239,238)
Equity Index Swap Agreement based on Russell 2000® Growth Index, expiring 12/27/07	8,000,000	(401,183)
		$(640,421)

Ultra Russell2000 Growth invested, as a percentage of net assets, in the following industries as of November 30, 2007:

Consumer Discretionary	14.5%
Consumer Staples	2.1%
Energy	6.1%
Financials	7.5%
Health Care	19.3%
Industrials	14.9%
Information Technology	21.1%
Materials	3.5%
Telecommunication Services	1.2%
Utilities	0.5%
Other[1]	9.3%

1  Includes any non-equity securities and net other assets (liabilities).

See accompanying notes to the financial statements.

Schedule of Portfolio Investments November 30, 2007 (Unaudited)

Ultra Basic Materials

Shares		Value
	Common Stocks (a) — 83.4%
	Chemicals — 46.0%
4,389	Air Products & Chemicals, Inc.	$434,687
1,524	Airgas, Inc.	75,407
1,666	Albemarle Corp.	73,537
1,210	Ashland, Inc.	59,580
1,315	Cabot Corp.	45,262
3,222	Celanese Corp., Class A	127,849
1,071	CF Industries Holdings, Inc.	97,440
5,188	Chemtura Corp.	38,910
902	Cytec Industries, Inc.	55,329
20,837	Dow Chemical Co. (The)	873,904
1,816	Eastman Chemical Co.	116,605
3,803	Ecolab, Inc.	182,164
19,862	EI Du Pont de Nemours & Co.	916,631
935	Ferro Corp.	19,813
1,562	FMC Corp.	85,473
737	Georgia Gulf Corp.	5,483
1,310	HB Fuller Co.	33,130
2,511	Hercules, Inc.	48,738
1,950	Huntsman Corp.	49,452
1,782	International Flavors & Fragrances, Inc.	89,349
1,497	Lubrizol Corp.	96,018
4,954	Lyondell Chemical Co.	233,829
414	Minerals Technologies, Inc.	27,697
11,683	Monsanto Co.	1,160,940
3,163	Mosaic Co. (The)*	218,721
1,412	Olin Corp.	29,567
657	OM Group, Inc.*	36,983
3,571	PPG Industries, Inc.	245,113
6,923	Praxair, Inc.	591,086
3,600	Rohm & Haas Co.	195,732
2,618	RPM International, Inc.	49,873
517	Schulman (A.), Inc.	11,146
1,001	Sensient Technologies Corp.	27,698
2,440	Sigma-Aldrich Corp.	128,466
2,013	Terra Industries, Inc.*	76,051
2,039	Valspar Corp.	45,959
1,266	W.R. Grace & Co.*	34,195
		6,637,817
	Commercial Services & Supplies — 0.7%
2,034	Avery Dennison Corp.	105,992

Shares		Value
	Common Stocks (a) (continued)
	Industrial Conglomerates — 0.1%
610	Tredegar Corp.	$8,820
	Life Sciences Tools & Services — 0.0%
624	Cambrex Corp.	4,830
	Metals & Mining — 25.2%
2,376	AK Steel Holding Corp.*	105,898
19,086	Alcoa, Inc.	694,158
2,078	Allegheny Technologies, Inc.	203,124
1,130	Carpenter Technology Corp.	85,258
889	Cleveland-Cliffs, Inc.	80,188
6,001	Coeur d'Alene Mines Corp.*	25,024
2,555	Commercial Metals Co.	78,975
8,229	Freeport-McMoRan Copper & Gold, Inc.	814,095
307	Kaiser Aluminum Corp.	21,840
9,162	Newmont Mining Corp.	455,260
5,927	Nucor Corp.	350,938
1,336	Reliance Steel & Aluminum Co.	68,924
497	RTI International Metals, Inc.*	36,500
1,584	Southern Copper Corp.	175,270
1,958	Steel Dynamics, Inc.	98,507
954	Stillwater Mining Co.*	9,254
1,892	Titanium Metals Corp.*	56,136
2,558	United States Steel Corp.	249,916
1,492	Worthington Industries, Inc.	31,615
		3,640,880
	Oil, Gas & Consumable Fuels — 6.0%
1,415	Alpha Natural Resources, Inc.*	39,762
3,091	Arch Coal, Inc.	117,025
3,963	CONSOL Energy, Inc.	234,927
980	Foundation Coal Holdings, Inc.	44,531
2,603	International Coal Group, Inc.*	13,041
1,632	Massey Energy Co.	55,406
571	Patriot Coal Corp.*	19,306
5,713	Peabody Energy Corp.	317,871
2,309	USEC, Inc.*	18,957
		860,826

See accompanying notes to the financial statements.

Shares		Value
	Common Stocks (a) (continued)
	Paper & Forest Products — 5.4%
1,227	AbitibiBowater, Inc.	$27,554
10,016	Domtar Corp.*	76,122
9,276	International Paper Co.	313,065
319	Neenah Paper, Inc.	9,627
1,102	Wausau Paper Corp.	10,392
4,661	Weyerhaeuser Co.	341,092
		777,852
	Total Common Stock (Cost $10,527,497)	12,037,017
Principal Amount
	Repurchase Agreements — 27.4%
$788,681	Credit Suisse First Boston Corp., 4.64%, dated 11/30/07, due 12/03/07, total to be received $788,986 **	788,681
907,153	Credit Suisse First Boston Corp., 4.55%, dated 11/30/07, due 12/03/07, total to be received $907,497 ***	907,153
157,736	UBS Warburg LLC, 4.55%, dated 11/30/07, due 12/03/07, total to be received $157,796 ****	157,736
2,103,151	UBS Warburg LLC, 4.55%, dated 11/30/07, due 12/03/07, total to be received $2,103,948 *****	2,103,151
	Total Repurchase Agreements (Cost $3,956,721)	3,956,721
	Total Investments (Cost $14,484,218) — 110.8%	15,993,738
	Liabilities in excess of other assets — (10.8%)	(1,560,593)
	Net Assets — 100.0%	$14,433,145

(a)  A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default.

*  Non-income producing security.

**  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this Schedule of Portfolio Investments as follows: Federal Home Loan Bank, 0% to 6.00%, due 1/2/08 to 6/8/17; Federal Home Loan Mortgage Corp., 0% to 5.76%, due 12/7/07 to 11/23/35; Federal National Mortgage Association, 0% to 6.30%, due 2/27/08 to 6/13/22, which had a total value of $804,458. The investment in the repurchase agreement was through participation in a pooled account.

***  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this Schedule of Portfolio Investments as follows: Federal Home Loan Bank, 0% to 5.25%, due 5/16/08 to 10/19/16; Federal Home Loan Mortgage Corp., 0% to 4.00%, due 1/2/08 to 9/22/09; Federal National Mortgage Association, 0% to 6.25%, due 4/10/08 to 8/15/17, which had a total value of $925,299. The investment in the repurchase agreement was through participation in a pooled account.

****  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this Schedule of Portfolio Investments as follows: Federal Home Loan Mortgage Corp., 0% due 2/11/08 to 4/21/08; Federal National Mortgage Association, 0% to 6.23%, due 5/30/08 to 5/15/30, which had a total value of $160,892. The investment in the repurchase agreement was through participation in a pooled account.

*****  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this Schedule of Portfolio Investments as follows: Federal Home Loan Bank, 0% to 6.00%, due 1/11/08 to 7/21/25; Federal Home Loan Mortgage Corp., 0% to 6.10%, due 2/11/08 to 3/6/37; Federal National Mortgage Association, 0% to 6.21%, due 1/7/08 to 8/6/38, which had a total value of $2,145,214. The investment in the repurchase agreement was through participation in a pooled account.

As of November 30, 2007, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$1,751,583
Aggregate gross unrealized depreciation	(295,650)
Net unrealized appreciation	$1,455,933
Federal income tax cost of investments	$14,537,805

See accompanying notes to the financial statements.

Schedule of Portfolio Investments November 30, 2007 (Unaudited)

Ultra Basic Materials (continued)

Swap Agreements

Ultra Basic Materials had the following open swap agreements as of November 30, 2007:

	Notional Amount at Value	Unrealized Depreciation
Equity Index Swap Agreement based on the Dow Jones U.S. Basic MaterialsSM Index, expiring 12/27/07	$2,258,185	$(884,746)
Equity Index Swap Agreement based on the Dow Jones U.S. Basic MaterialsSM Index, expiring 12/27/07	16,000,000	(650,413)
		$(1,535,159)

See accompanying notes to the financial statements.

Schedule of Portfolio Investments November 30, 2007 (Unaudited)

Ultra Consumer Goods

Shares		Value
	Common Stocks (a) — 89.8%
	Auto Components — 3.0%
168	American Axle & Manufacturing Holdings, Inc.	$3,884
268	ArvinMeritor, Inc.	2,709
215	BorgWarner, Inc.	20,771
227	Cooper Tire & Rubber Co.	3,491
530	Gentex Corp.	10,505
780	Goodyear Tire & Rubber Co. (The)*	22,425
2,181	Johnson Controls, Inc.	84,230
239	Lear Corp.*	7,036
109	Modine Manufacturing Co.	2,217
80	Superior Industries International, Inc.	1,482
197	TRW Automotive Holdings Corp.*	4,423
474	Visteon Corp.*	2,086
209	WABCO Holdings, Inc.	9,815
		175,074
	Automobiles — 2.8%
238	Fleetwood Enterprises, Inc.*	1,302
7,452	Ford Motor Co.*	55,964
1,818	General Motors Corp.	54,231
930	Harley-Davidson, Inc.	44,659
102	Monaco Coach Corp.	921
140	Thor Industries, Inc.	4,935
108	Winnebago Industries	2,324
		164,336
	Beverages — 21.0%
2,775	Anheuser-Busch Cos., Inc.	146,298
170	Brown-Forman Corp., Class B	12,009
7,883	Coca-Cola Co. (The)	489,534
1,039	Coca-Cola Enterprises, Inc.	26,983
709	Constellation Brands, Inc., Class A*	16,697
267	Hansen Natural Corp.*	11,591
566	Molson Coors Brewing Co., Class B	30,473
520	Pepsi Bottling Group, Inc.	22,188
239	PepsiAmericas, Inc.	8,090
5,982	PepsiCo, Inc.	461,691
		1,225,554
	Biotechnology — 0.1%
119	Martek Biosciences Corp.*	3,077

Shares		Value
	Common Stocks (a) (continued)
	Chemicals — 0.1%
158	Scotts Miracle-Gro Co. (The), Class A	$5,832
80	Zep, Inc.*	1,050
		6,882
	Commercial Services & Supplies — 0.4%
200	ACCO Brands Corp.*	3,342
226	Herman Miller, Inc.	6,204
139	HNI Corp.	5,077
204	Interface, Inc., Class A	3,558
233	Steelcase, Inc.	3,525
		21,706
	Distributors — 0.5%
631	Genuine Parts Co.	30,320
	Diversified Consumer Services — 0.1%
134	Weight Watchers International, Inc.	6,399
	Food Products — 14.3%
2,174	Archer-Daniels-Midland Co.	79,025
447	Bunge Ltd.	50,216
893	Campbell Soup Co.	32,791
156	Chiquita Brands International, Inc.*	2,994
1,817	ConAgra Foods, Inc.	45,461
274	Corn Products International, Inc.	10,776
479	Dean Foods Co.	11,946
738	Del Monte Foods Co.	6,494
312	Flowers Foods, Inc.	7,248
1,206	General Mills, Inc.	72,541
146	Hain Celestial Group, Inc.*	4,830
575	Hershey Co. (The)	22,948
1,138	HJ Heinz Co.	53,827
275	Hormel Foods Corp.	10,931
211	JM Smucker Co. (The)	10,367
925	Kellogg Co.	49,987
5,838	Kraft Foods, Inc.	201,703
93	Lancaster Colony Corp.	3,582
404	McCormick & Co., Inc. (Non-Voting)	15,437
153	Pilgrim's Pride Corp.	3,990
96	Ralcorp Holdings, Inc.*	5,894
2,682	Sara Lee Corp.	45,138

See accompanying notes to the financial statements.

Schedule of Portfolio Investments November 30, 2007 (Unaudited)

Ultra Consumer Goods (continued)

Shares		Value
	Common Stocks (a) (continued)
463	Smithfield Foods, Inc.*	$13,913
86	Tootsie Roll Industries, Inc.	2,119
115	TreeHouse Foods, Inc.*	2,711
1,059	Tyson Foods, Inc., Class A	15,790
807	WM. Wrigley Jr. Co.	51,648
		834,307
	Household Durables — 5.2%
146	Beazer Homes USA, Inc.	1,239
248	Black & Decker Corp.	20,497
106	Blyth, Inc.	2,085
445	Centex Corp.	9,283
282	Champion Enterprises, Inc.*	2,544
1,012	DR Horton, Inc.	12,114
111	Ethan Allen Interiors, Inc.	3,170
179	Furniture Brands International, Inc.	1,813
473	Garmin Ltd.	50,776
241	Harman International Industries, Inc.	17,738
166	Hovnanian Enterprises, Inc., Class A*	1,255
258	Jarden Corp.*	6,801
287	KB Home	5,995
191	La-Z-Boy, Inc.	1,043
639	Leggett & Platt, Inc.	13,151
477	Lennar Corp., Class A	7,556
39	Lennar Corp., Class B	571
132	MDC Holdings, Inc.	4,671
90	Meritage Homes Corp.*	1,230
202	Mohawk Industries, Inc.*	16,249
1,033	Newell Rubbermaid, Inc.	27,664
18	NVR, Inc.*	8,856
780	Pulte Homes, Inc.	7,972
157	Ryland Group, Inc.	3,611
215	Snap-On, Inc.	10,509
239	Standard-Pacific Corp.	827
307	Stanley Works (The)	16,010
276	Tempur-Pedic International, Inc.	8,194
497	Toll Brothers, Inc.*	10,273
224	Tupperware Brands Corp.	7,813
121	WCI Communities, Inc.*	407
292	Whirlpool Corp.	23,640
		305,557

Shares		Value
	Common Stocks (a) (continued)
	Household Products — 20.4%
243	Church & Dwight Co., Inc.	$13,637
512	Clorox Co.	33,219
1,918	Colgate-Palmolive Co.	153,593
210	Energizer Holdings, Inc.*	23,862
1,576	Kimberly-Clark Corp.	110,021
11,556	Procter & Gamble Co.	855,144
62	WD-40 Co.	2,460
		1,191,936
	Internet & Catalog Retail — 0.0%
120	NutriSystem, Inc.*	3,018
	Leisure Equipment & Products — 1.6%
327	Brunswick Corp.	6,667
242	Callaway Golf Co.	4,128
1,062	Eastman Kodak Co.	24,936
528	Hasbro, Inc.	14,663
104	Jakks Pacific, Inc.*	2,625
1,460	Mattel, Inc.	29,171
111	Nautilus, Inc.	638
132	Polaris Industries, Inc.	6,014
184	Pool Corp.	3,923
		92,765
	Machinery — 0.1%
183	Briggs & Stratton Corp.	4,172
	Media — 0.1%
200	Marvel Entertainment, Inc.*	5,540
	Personal Products — 1.9%
316	Alberto-Culver Co.	8,077
1,602	Avon Products, Inc.	65,762
385	Estee Lauder Cos., Inc. (The)	17,279
188	Herbalife Ltd.	7,871
224	NBTY, Inc.*	6,691
193	Nu Skin Enterprises, Inc., Class A	3,414
		109,094

See accompanying notes to the financial statements.

Shares		Value
	Common Stocks (a) (continued)
	Software — 1.7%
1,059	Activision, Inc.*	$23,457
1,148	Electronic Arts, Inc.*	64,506
269	Take-Two Interactive Software, Inc.*	4,030
248	THQ, Inc.*	6,063
		98,056
	Specialty Retail — 0.0%
168	Select Comfort Corp.*	1,788
	Textiles, Apparel & Luxury Goods — 4.1%
190	Carter's, Inc.*	4,262
1,371	Coach, Inc.*	50,919
281	CROCS, Inc.*	10,967
177	Fossil, Inc.*	7,671
356	Hanesbrands, Inc.*	10,050
403	Jones Apparel Group, Inc.	7,512
90	Kellwood Co.	1,349
378	Liz Claiborne, Inc.	9,484
1,326	Nike, Inc., Class B	87,052
204	Phillips-Van Heusen	8,654
460	Quiksilver, Inc.*	4,876
188	Timberland Co., Class A*	3,061
118	Under Armour, Inc., Class A*	5,862
323	V.F. Corp.	24,157
198	Wolverine World Wide, Inc.	4,904
		240,780
	Tobacco — 12.4%
7,770	Altria Group, Inc.	602,641
400	Loews Corp. - Carolina Group	35,580
633	Reynolds American, Inc.	44,323
101	Universal Corp.	5,422
599	UST, Inc.	34,682
		722,648
	Total Common Stock (Cost $4,942,314)	5,243,009

Principal Amount		Value
	Repurchase Agreements — 9.5%
$110,131	Credit Suisse First Boston Corp., 4.64%, dated 11/30/07, due 12/03/07, total to be received $110,174 **	$110,131
126,675	Credit Suisse First Boston Corp., 4.55%, dated 11/30/07, due 12/03/07, total to be received $126,723 ***	126,675
22,026	UBS Warburg LLC, 4.55%, dated 11/30/07, due 12/03/07, total to be received $22,034 ****	22,026
293,683	UBS Warburg LLC, 4.55%, dated 11/30/07, due 12/03/07, total to be received $293,794 *****	293,683
	Total Repurchase Agreements (Cost $552,515)	552,515
	Total Investments (Cost $5,494,829) — 99.3%	5,795,524
	Other assets less liabilities — 0.7%	42,152
	Net Assets — 100.0%	$5,837,676

(a)  A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default.

*  Non-income producing security.

**  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this Schedule of Portfolio Investments as follows: Federal Home Loan Bank, 0% to 6.00%, due 1/2/08 to 6/8/17; Federal Home Loan Mortgage Corp., 0% to 5.76%, due 12/7/07 to 11/23/35; Federal National Mortgage Association, 0% to 6.30%, due 2/27/08 to 6/13/22, which had a total value of $112,334. The investment in the repurchase agreement was through participation in a pooled account.

***  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this Schedule of Portfolio Investments as follows: Federal Home Loan Bank, 0% to 5.25%, due 5/16/08 to 10/19/16; Federal Home Loan Mortgage Corp., 0% to 4.00%, due 1/2/08 to 9/22/09; Federal National Mortgage Association, 0% to 6.25%, due 4/10/08 to 8/15/17, which had a total value of $129,208. The investment in the repurchase agreement was through participation in a pooled account.

See accompanying notes to the financial statements.

Schedule of Portfolio Investments November 30, 2007 (Unaudited)

Ultra Consumer Goods (continued)

****  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this Schedule of Portfolio Investments as follows: Federal Home Loan Mortgage Corp., 0% due 2/11/08 to 4/21/08; Federal National Mortgage Association, 0% to 6.23%, due 5/30/08 to 5/15/30, which had a total value of $22,467. The investment in the repurchase agreement was through participation in a pooled account.

*****  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this Schedule of Portfolio Investments as follows: Federal Home Loan Bank, 0% to 6.00%, due 1/11/08 to 7/21/25; Federal Home Loan Mortgage Corp., 0% to 6.10%, due 2/11/08 to 3/6/37; Federal National Mortgage Association, 0% to 6.21%, due 1/7/08 to 8/6/38, which had a total value of $299,557. The investment in the repurchase agreement was through participation in a pooled account.

As of November 30, 2007, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$575,145
Aggregate gross unrealized depreciation	(274,502)
Net unrealized appreciation	$300,643
Federal income tax cost of investments	$5,494,881

Swap Agreements

Ultra Consumer Goods had the following open swap agreements as of November 30, 2007:

	Notional Amount at Value	Unrealized Appreciation
Equity Index Swap Agreement based on the Dow Jones U.S. Consumer GoodsSM Index, expiring 12/27/07	$1,776,307	$16,751
Equity Index Swap Agreement based on the Dow Jones U.S. Consumer GoodsSM Index, expiring 12/27/07	4,500,000	68,872
		$85,623

See accompanying notes to the financial statements.

Schedule of Portfolio Investments November 30, 2007 (Unaudited)

Ultra Consumer Services

Shares		Value
	Common Stocks (a) — 85.4%
	Airlines — 1.7%
196	Airtran Holdings, Inc.*	$1,664
87	Alaska Air Group, Inc.*	2,204
498	AMR Corp.*	10,547
208	Continental Airlines, Inc., Class B*	5,855
518	Delta Air Lines, Inc.*	10,236
358	JetBlue Airways Corp.*	2,506
135	Skywest, Inc.	3,552
1,613	Southwest Airlines Co.	22,824
250	UAL Corp.*	10,235
182	US Airways Group, Inc.*	3,780
		73,403
	Commercial Services & Supplies — 0.4%
144	Copart, Inc.*	5,380
127	Dun & Bradstreet Corp.	11,332
		16,712
	Computers & Peripherals — 0.1%
88	Avid Technology, Inc.*	2,335
	Diversified Consumer Services — 2.1%
306	Apollo Group, Inc., Class A*	23,415
197	Career Education Corp.*	5,660
186	Corinthian Colleges, Inc.*	3,248
132	DeVry, Inc.	7,257
645	H&R Block, Inc.	12,694
88	ITT Educational Services, Inc.*	9,956
69	Matthews International Corp., Class A	3,046
19	Pre-Paid Legal Services, Inc.*	950
98	Regis Corp.	2,880
620	Service Corp. International	8,234
144	Sotheby's	5,393
205	Stewart Enterprises, Inc., Class A	1,681
32	Strayer Education, Inc.	5,787
		90,201
	Food & Staples Retailing — 16.4%
140	BJ's Wholesale Club, Inc.*	5,243
110	Casey's General Stores, Inc.	3,190
946	Costco Wholesale Corp.	63,760
3,197	CVS Caremark Corp.	128,168

Shares		Value
	Common Stocks (a) (continued)
1,422	Kroger Co. (The)	$40,882
71	Longs Drug Stores Corp.	3,757
49	Pantry, Inc. (The)*	1,411
71	Performance Food Group Co.*	1,966
1,165	Rite Aid Corp.*	4,334
952	Safeway, Inc.	33,130
460	SUPERVALU, Inc.	19,260
1,317	SYSCO Corp.	42,816
85	United Natural Foods, Inc.*	2,490
5,495	Wal-Mart Stores, Inc.	263,210
2,185	Walgreen Co.	79,949
300	Whole Foods Market, Inc.	12,903
		706,469
	Health Care Providers & Services — 2.9%
389	AmerisourceBergen Corp.	17,649
787	Cardinal Health, Inc.	47,653
52	Chemed Corp.	2,816
639	McKesson Corp.	42,640
262	Omnicare, Inc.	6,676
179	VCA Antech, Inc.*	7,344
		124,778
	Hotels, Restaurants & Leisure — 13.4%
104	Bally Technologies, Inc.*	4,337
74	Bob Evans Farms, Inc.	2,282
124	Boyd Gaming Corp.	4,801
227	Brinker International, Inc.	5,228
911	Carnival Corp.	41,104
53	CBRL Group, Inc.	1,773
70	CEC Entertainment, Inc.*	1,995
148	Cheesecake Factory (The)*	3,447
78	Choice Hotels International, Inc.	2,703
280	Darden Restaurants, Inc.	11,141
88	Gaylord Entertainment Co.*	3,701
401	Harrah's Entertainment, Inc.	35,316
36	Ihop Corp.	1,827
702	International Game Technology	30,649
67	International Speedway Corp., Class A	2,855
134	Jack in the Box, Inc.*	4,013
130	Krispy Kreme Doughnuts, Inc.*	347
226	Las Vegas Sands Corp.*	25,628
74	Life Time Fitness, Inc.*	4,020

See accompanying notes to the financial statements.

Schedule of Portfolio Investments November 30, 2007 (Unaudited)

Ultra Consumer Services (continued)

Shares		Value
	Common Stocks (a) (continued)
709	Marriott International, Inc., Class A	$26,588
2,598	McDonald's Corp.	151,905
259	MGM Mirage*	22,404
91	Orient-Express Hotels Ltd.	5,634
66	Panera Bread Co., Class A*	2,645
46	Papa John's International, Inc.*	1,083
161	Penn National Gaming, Inc.*	9,588
56	PF Chang's China Bistro, Inc.*	1,433
129	Pinnacle Entertainment, Inc.*	3,541
304	Royal Caribbean Cruises Ltd.	12,330
111	Ruby Tuesday, Inc.	1,455
150	Scientific Games Corp.*	4,859
163	Six Flags, Inc.*	381
138	Sonic Corp.*	3,367
1,600	Starbucks Corp.*	37,424
453	Starwood Hotels & Resorts Worldwide, Inc.	24,317
99	Triarc Cos., Inc., Class B	833
66	Vail Resorts, Inc.*	3,664
189	Wendy's International, Inc.	5,298
94	WMS Industries, Inc.*	3,140
385	Wyndham Worldwide Corp.	11,230
131	Wynn Resorts Ltd.	16,629
1,130	Yum! Brands, Inc.	41,979
		578,894
	Household Durables — 0.1%
104	American Greetings Corp., Class A	2,419
	Internet & Catalog Retail — 2.9%
644	Amazon.Com, Inc.*	58,321
486	Expedia, Inc.*	15,844
431	IAC/InterActiveCorp*	11,995
1,355	Liberty Media Corp. - Interactive, Class A*	27,303
114	NetFlix, Inc.*	2,633
74	priceline.com, Inc.*	8,421
68	ValueVision Media, Inc., Class A*	447
		124,964
	Internet Software & Services — 2.1%
297	CNET Networks, Inc.*	2,251
2,530	eBay, Inc.*	84,831
216	Valueclick, Inc.*	5,106
		92,188

Shares		Value
	Common Stocks (a) (continued)
	Media — 23.5%
65	Arbitron, Inc.	$2,590
190	Belo Corp., Class A	3,146
496	Cablevision Systems Corp.*	13,407
31	CBS Corp., Class A	851
1,261	CBS Corp., Class B	34,589
809	Charter Communications, Inc., Class A*	1,068
971	Clear Channel Communications, Inc.	34,859
4,134	Comcast Corp., Class A*	84,912
2,240	Comcast Corp., Special Class A*	45,270
78	CTC Media, Inc.*	1,877
1,550	DIRECTV Group, Inc. (The)*	38,548
579	Discovery Holding Co., Class A*	14,162
134	Dow Jones & Co., Inc.	8,007
151	DreamWorks Animation SKG, Inc., Class A*	3,971
445	EchoStar Communications Corp., Class A*	19,179
62	Entercom Communications Corp., Class A	1,010
176	EW Scripps Co., Class A	7,647
506	Gannett Co., Inc.	18,595
538	Gemstar-TV Guide International, Inc.*	3,174
111	Getty Images, Inc.*	3,236
104	Harte-Hanks, Inc.	1,747
313	Idearc, Inc.	5,922
1,012	Interpublic Group of Cos., Inc.*	9,604
101	John Wiley & Sons, Inc., Class A	4,257
152	Lamar Advertising Co., Class A	7,906
85	Lee Enterprises, Inc.	1,190
398	Liberty Global, Inc., Class A*	16,167
414	Liberty Global, Inc., Class C*	15,836
266	Liberty Media Corp. - Capital, Class A*	31,670
129	Live Nation, Inc.*	1,731
123	McClatchy Co., Class A	1,662
732	McGraw-Hill Cos., Inc. (The)	35,927
43	Media General, Inc., Class A	1,065
83	Meredith Corp.	4,569
308	New York Times Co. (The), Class A	5,082
4,014	News Corp., Class A	84,575
939	News Corp., Class B	20,358
718	Omnicom Group, Inc.	35,002
151	R.H. Donnelley Corp.*	6,707

See accompanying notes to the financial statements.

Shares		Value
	Common Stocks (a) (continued)
161	Radio One, Inc., Class D*	$328
169	Regal Entertainment Group, Class A	3,345
71	Scholastic Corp.*	2,502
114	Sinclair Broadcast Group, Inc., Class A	1,180
2,860	Sirius Satellite Radio, Inc.*	10,954
336	Time Warner Cable, Inc., Class A*	8,746
8,051	Time Warner, Inc.	138,960
169	Tribune Co.	5,246
103	Valassis Communications, Inc.*	1,270
27	Viacom, Inc., Class A*	1,134
1,277	Viacom, Inc., Class B*	53,660
3,926	Walt Disney Co. (The)	130,147
98	Warner Music Group Corp.	740
13	Washington Post Co. (The), Class B	10,485
150	Westwood One, Inc.	287
659	XM Satellite Radio Holdings, Inc., Class A*	10,280
		1,010,339
	Multiline Retail — 5.6%
116	99 Cents Only Stores*	935
230	Big Lots, Inc.*	4,294
142	Dillard's, Inc., Class A	2,895
211	Dollar Tree Stores, Inc.*	6,047
296	Family Dollar Stores, Inc.	6,971
81	Fred's, Inc., Class A	844
421	JC Penney Co., Inc.	18,575
619	Kohl's Corp.*	30,504
940	Macy's, Inc.	27,871
463	Nordstrom, Inc.	15,529
271	Saks, Inc.*	5,583
167	Sears Holdings Corp.*	17,620
1,678	Target Corp.	100,781
65	Tuesday Morning Corp.	484
		238,933
	Road & Rail — 0.2%
220	Avis Budget Group, Inc.*	3,306
288	Hertz Global Holdings, Inc.*	5,501
		8,807

Shares		Value
	Common Stocks (a) (continued)
	Software — 0.5%
97	Factset Research Systems, Inc.	$6,080
211	NAVTEQ Corp.*	15,802
		21,882
	Specialty Retail — 13.3%
189	Abercrombie & Fitch Co.	15,506
221	Advance Auto Parts, Inc.	7,947
167	Aeropostale, Inc.*	4,267
407	American Eagle Outfitters, Inc.	9,316
139	AnnTaylor Stores Corp.*	4,233
321	AutoNation, Inc.*	5,297
98	Autozone, Inc.*	10,940
115	Barnes & Noble, Inc.	4,422
592	Bed Bath & Beyond, Inc.*	18,618
833	Best Buy Co., Inc.	42,525
238	Blockbuster, Inc., Class A*	850
126	Borders Group, Inc.	1,576
95	Brown Shoe Co., Inc.	1,612
466	Carmax, Inc.*	10,657
66	Cato Corp. (The), Class A	994
278	Charming Shoppes, Inc.*	1,537
379	Chico's FAS, Inc.*	4,286
51	Childrens Place Retail Stores, Inc. (The)*	1,451
78	Christopher & Banks Corp.	1,257
364	Circuit City Stores, Inc.	2,355
130	Coldwater Creek, Inc.*	1,073
142	Collective Brands, Inc.*	2,177
182	Dick's Sporting Goods, Inc.*	5,689
98	Dress Barn, Inc.*	1,386
338	Foot Locker, Inc.	4,411
318	GameStop Corp., Class A*	18,269
1,275	Gap, Inc. (The)	26,010
49	Genesco, Inc.*	1,519
53	Group 1 Automotive, Inc.	1,425
118	Guess ?, Inc.	5,538
67	Gymboree Corp.*	2,235
3,626	Home Depot, Inc.	103,559
96	HOT Topic, Inc.*	606
91	J. Crew Group, Inc.*	4,373
3,206	Lowe's Cos., Inc.	78,258
668	Ltd Brands, Inc.	13,413

See accompanying notes to the financial statements.

Schedule of Portfolio Investments November 30, 2007 (Unaudited)

Ultra Consumer Services (continued)

Shares		Value
	Common Stocks (a) (continued)
106	Men's Wearhouse, Inc.	$3,659
245	O'Reilly Automotive, Inc.*	8,051
589	Office Depot, Inc.*	10,095
161	OfficeMax, Inc.	4,014
151	Pacific Sunwear of California*	2,473
84	PEP Boys-Manny Moe & Jack	918
293	PetSmart, Inc.	8,345
172	Pier 1 Imports, Inc.*	709
297	RadioShack Corp.	5,495
151	Rent-A-Center, Inc.*	2,138
300	Ross Stores, Inc.	7,914
182	Sally Beauty Holdings, Inc.*	1,658
1,544	Staples, Inc.	36,593
58	Stein Mart, Inc.	314
48	Talbots, Inc.	744
293	Tiffany & Co.	13,604
960	TJX Cos., Inc.	28,166
73	Tractor Supply Co.*	2,994
66	Tween Brands, Inc.*	1,662
254	Urban Outfitters, Inc.*	6,655
192	Williams-Sonoma, Inc.	5,589
103	Zale Corp.*	1,843
		573,220
	Textiles, Apparel & Luxury Goods — 0.2%
129	Polo Ralph Lauren Corp.	8,899
	Total Common Stock (Cost $3,934,270)	3,674,443
Principal Amount
	Repurchase Agreements — 17.9%
$153,645	Credit Suisse First Boston Corp., 4.64%, dated 11/30/07, due 12/03/07, total to be received $153,704 **	153,645
176,725	Credit Suisse First Boston Corp., 4.55%, dated 11/30/07, due 12/03/07, total to be received $176,792 ***	176,725
30,729	UBS Warburg LLC, 4.55%, dated 11/30/07, due 12/03/07, total to be received $30,741 ****	30,729

Principal Amount		Value
	Repurchase Agreements (continued)
$409,721	UBS Warburg LLC, 4.55%, dated 11/30/07, due 12/03/07, total to be received $409,876 *****	$409,721
	Total Repurchase Agreements (Cost $770,820)	770,820
	Total Investments (Cost $4,705,090) — 103.3%	4,445,263
	Liabilities in excess of other assets — (3.3%)	(140,289)
	Net Assets — 100.0%	$4,304,974

(a)  A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default.

*  Non-income producing security.

**  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this Schedule of Portfolio Investments as follows: Federal Home Loan Bank, 0% to 6.00%, due 1/2/08 to 6/8/17; Federal Home Loan Mortgage Corp., 0% to 5.76%, due 12/7/07 to 11/23/35; Federal National Mortgage Association, 0% to 6.30%, due 2/27/08 to 6/13/22, which had a total value of $156,719. The investment in the repurchase agreement was through participation in a pooled account.

***  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this Schedule of Portfolio Investments as follows: Federal Home Loan Bank, 0% to 5.25%, due 5/16/08 to 10/19/16; Federal Home Loan Mortgage Corp., 0% to 4.00%, due 1/2/08 to 9/22/09; Federal National Mortgage Association, 0% to 6.25%, due 4/10/08 to 8/15/17, which had a total value of $180,260. The investment in the repurchase agreement was through participation in a pooled account.

****  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this Schedule of Portfolio Investments as follows: Federal Home Loan Mortgage Corp., 0% due 2/11/08 to 4/21/08; Federal National Mortgage Association, 0% to 6.23%, due 5/30/08 to 5/15/30, which had a total value of $31,344. The investment in the repurchase agreement was through participation in a pooled account.

See accompanying notes to the financial statements.

*****  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this Schedule of Portfolio Investments as follows: Federal Home Loan Bank, 0% to 6.00%, due 1/11/08 to 7/21/25; Federal Home Loan Mortgage Corp., 0% to 6.10%, due 2/11/08 to 3/6/37; Federal National Mortgage Association, 0% to 6.21%, due 1/7/08 to 8/6/38, which had a total value of $417,915. The investment in the repurchase agreement was through participation in a pooled account.

As of November 30, 2007, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$249,376
Aggregate gross unrealized depreciation	(526,898)
Net unrealized depreciation	$(277,522)
Federal income tax cost of investments	$4,722,785

Swap Agreements

Ultra Consumer Services had the following open swap agreement as of November 30, 2007:

	Notional Amount at Value	Unrealized Depreciation
Equity Index Swap Agreement based on the Dow Jones U.S. Consumer ServicesSM Index, expiring 12/27/07	$5,010,568	$(93,698)

See accompanying notes to the financial statements.

Schedule of Portfolio Investments November 30, 2007 (Unaudited)

Ultra Financials

Shares		Value
	Common Stocks (a) — 85.4%
	Capital Markets — 14.3%
1,400	Affiliated Managers Group, Inc.*	$173,950
10,903	Ameriprise Financial, Inc.	639,897
52,996	Bank of New York Mellon Corp. (The)	2,541,688
4,830	Bear Stearns Cos., Inc. (The)	481,551
929	BlackRock, Inc.	184,286
47,322	Charles Schwab Corp. (The)	1,150,398
19,506	E*Trade Financial Corp.*	89,728
5,732	Eaton Vance Corp.	250,832
4,345	Federated Investors, Inc., Class B	177,233
7,607	Franklin Resources, Inc.	937,030
17,029	Goldman Sachs Group, Inc. (The)	3,859,453
1,955	Investment Technology Group, Inc.*	89,304
8,057	Janus Capital Group, Inc.	270,473
4,829	Jefferies Group, Inc.	123,429
4,676	Knight Capital Group, Inc., Class A*	62,425
2,769	LaBranche & Co., Inc.*	14,703
2,369	Lazard Ltd., Class A	115,275
6,106	Legg Mason, Inc.	465,949
24,570	Lehman Brothers Holdings, Inc.	1,538,819
37,056	Merrill Lynch & Co., Inc.	2,221,137
44,464	Morgan Stanley	2,344,142
8,977	Northern Trust Corp.	727,047
908	Piper Jaffray Cos.*	42,059
4,321	Raymond James Financial, Inc.	140,346
6,585	SEI Investments Co.	204,267
18,387	State Street Corp.	1,468,937
1,355	SWS Group, Inc.	18,374
12,244	T. Rowe Price Group, Inc.	752,761
10,978	TD Ameritrade Holding Corp.*	205,179
3,816	Waddell & Reed Financial, Inc.	130,431
		21,421,103
	Commercial Banks — 15.2%
916	Alabama National Bancorporation	70,798
954	Amcore Financial, Inc.	22,419
5,600	Associated Banc-Corp.	152,376
3,410	Bancorpsouth, Inc.	83,409
2,335	Bank of Hawaii Corp.	121,583
25,201	BB&T Corp.	909,252
982	BOK Financial Corp.	53,755
1,920	Cathay General Bancorp	55,642

Shares		Value
	Common Stocks (a) (continued)
2,275	Chittenden Corp.	$79,693
3,387	Citizens Republic Bancorp, Inc.	48,163
1,875	City National Corp.	120,788
7,096	Colonial BancGroup, Inc. (The)	112,968
7,076	Comerica, Inc.	323,939
8,946	Commerce Bancorp, Inc.	356,230
3,041	Commerce Bancshares, Inc.	137,867
2,805	Cullen/Frost Bankers, Inc.	147,571
2,757	East West Bancorp, Inc.	74,301
22,360	Fifth Third Bancorp	668,788
3,410	First Bancorp/Puerto Rico	22,301
1,351	First Community Bancorp, Inc.	60,781
5,721	First Horizon National Corp.	126,320
2,338	First Midwest Bancorp, Inc.	76,453
3,365	FirstMerit Corp.	69,353
2,811	FNB Corp.	43,599
1,947	Frontier Financial Corp.	37,305
8,017	Fulton Financial Corp.	100,293
1,341	Hancock Holding Co.	52,581
16,968	Huntington Bancshares, Inc.	266,228
2,417	International Bancshares Corp.	53,271
16,992	Keycorp	447,569
3,414	M&T Bank Corp.	310,537
10,935	Marshall & Ilsley Corp.	344,124
26,083	National City Corp.	515,400
2,928	Old National Bancorp	46,789
2,282	Pacific Capital Bancorp	46,895
497	Park National Corp.	37,558
15,625	PNC Financial Services Group, Inc.	1,143,906
11,792	Popular, Inc.	113,321
1,937	Prosperity Bancshares, Inc.	62,255
1,446	Provident Bankshares Corp.	33,909
32,284	Regions Financial Corp.	853,266
3,331	South Financial Group, Inc. (The)	59,692
3,339	Sterling Bancshares, Inc.	41,203
2,357	Sterling Financial Corp.	42,261
16,085	SunTrust Banks, Inc.	1,127,719
3,859	Susquehanna Bancshares, Inc.	76,756
1,488	SVB Financial Group*	76,602
12,785	Synovus Financial Corp.	318,219
5,614	TCF Financial Corp.	108,968
2,350	Trustmark Corp.	59,831
79,204	U.S. Bancorp	2,620,860

See accompanying notes to the financial statements.

Shares		Value
	Common Stocks (a) (continued)
4,751	UCBH Holdings, Inc.	$76,396
2,835	Umpqua Holdings Corp.	45,757
2,402	UnionBanCal Corp.	129,684
1,930	United Bankshares, Inc.	59,984
2,317	United Community Banks, Inc.	43,930
5,635	Valley National Bancorp	110,446
6,070	W Holding Co., Inc.	7,102
91,850	Wachovia Corp.	3,949,550
2,421	Webster Financial Corp.	81,563
146,849	Wells Fargo & Co.	4,762,313
1,398	Westamerica Bancorporation	65,720
3,232	Whitney Holding Corp.	88,557
3,242	Wilmington Trust Corp.	115,804
1,007	Wintrust Financial Corp.	35,567
4,831	Zions Bancorporation	263,628
		22,771,668
	Commercial Services & Supplies — 0.2%
6,566	Equifax, Inc.	244,452
	Consumer Finance — 3.4%
48,771	American Express Co.	2,876,514
5,287	AmeriCredit Corp.*	60,642
19,008	Capital One Financial Corp.	1,013,316
1,446	CompuCredit Corp.*	18,740
19,952	Discover Financial Services	346,566
2,816	First Marblehead Corp. (The)	84,508
18,958	SLM Corp.	721,921
		5,122,207
	Diversified Financial Services — 18.9%
205,445	Bank of America Corp.	9,477,178
8,938	CIT Group, Inc.	237,751
228,385	Citigroup, Inc.	7,605,220
2,429	CME Group, Inc.	1,599,739
3,257	IntercontinentalExchange, Inc.*	543,789
1,818	International Securities Exchange Holdings, Inc.	122,151
155,435	JPMorgan Chase & Co.	7,090,945
10,425	Moody's Corp.	392,606
4,347	Nasdaq Stock Market, Inc. (The)*	188,486
2,887	Nymex Holdings, Inc.	359,576
8,625	NYSE Euronext	746,925
		28,364,366

Shares		Value
	Common Stocks (a) (continued)
	Insurance — 20.0%
15,073	ACE Ltd.	$901,818
22,666	Aflac, Inc.	1,419,798
378	Alleghany Corp.*	154,602
1,491	Allied World Assurance Holdings Ltd.	69,003
26,954	Allstate Corp. (The)	1,377,889
4,713	AMBAC Financial Group, Inc.	128,335
3,288	American Financial Group, Inc.	96,075
103,372	American International Group, Inc.	6,009,014
857	American National Insurance	102,454
11,870	AON Corp.	593,144
2,290	Arch Capital Group Ltd.*	159,796
4,309	Arthur J. Gallagher & Co.	113,241
3,387	Aspen Insurance Holdings Ltd.	97,546
4,672	Assurant, Inc.	305,689
2,313	Assured Guaranty Ltd.	52,204
6,550	Axis Capital Holdings Ltd.	249,817
5,210	Brown & Brown, Inc.	128,166
18,033	Chubb Corp.	983,700
7,520	Cincinnati Financial Corp.	300,650
2,759	Commerce Group, Inc.	99,186
8,586	Conseco, Inc.*	110,244
1,942	Delphi Financial Group, Inc.	74,650
2,769	Endurance Specialty Holdings Ltd.	111,840
2,289	Erie Indemnity Co., Class A	118,433
2,867	Everest Re Group Ltd.	300,834
10,007	Fidelity National Financial, Inc., Class A	156,309
3,817	First American Corp.	130,465
20,279	Genworth Financial, Inc.	532,121
2,356	Hanover Insurance Group, Inc. (The)	106,256
14,624	Hartford Financial Services Group, Inc.	1,393,960
5,187	HCC Insurance Holdings, Inc.	159,448
1,808	Hilb Rogal & Hobbs Co.	77,292
1,922	Horace Mann Educators Corp.	37,594
2,818	IPC Holdings Ltd.	83,300
12,379	Lincoln National Corp.	762,175
20,878	Loews Corp.	997,760
467	Markel Corp.*	225,164
24,727	Marsh & McLennan Cos., Inc.	621,142
5,721	MBIA, Inc.	208,874
1,336	Mercury General Corp.	69,325

See accompanying notes to the financial statements.

Schedule of Portfolio Investments November 30, 2007 (Unaudited)

Ultra Financials (continued)

Shares		Value
	Common Stocks (a) (continued)
20,829	MetLife, Inc.	$1,366,174
4,318	Montpelier Re Holdings Ltd.	74,788
1,822	National Financial Partners Corp.	82,719
2,368	Nationwide Financial Services	105,992
10,505	Old Republic International Corp.	157,680
2,746	PartnerRe Ltd.	226,737
2,806	Philadelphia Consolidated Holding Co.*	119,479
4,828	Phoenix Cos., Inc. (The)	58,033
2,805	Platinum Underwriters Holdings Ltd.	101,878
12,342	Principal Financial Group, Inc.	808,278
1,417	ProAssurance Corp.*	77,708
31,202	Progressive Corp. (The)	574,117
3,269	Protective Life Corp.	135,271
21,225	Prudential Financial, Inc.	1,998,122
1,384	Reinsurance Group of America, Inc.	74,888
2,937	RenaissanceRe Holdings Ltd.	173,606
966	RLI Corp.	57,603
4,726	Safeco Corp.	272,737
2,403	Selective Insurance Group	56,687
2,382	Stancorp Financial Group, Inc.	124,078
4,261	Torchmark Corp.	262,819
1,337	Transatlantic Holdings, Inc.	99,406
30,258	Travelers Cos., Inc. (The)	1,607,002
2,296	Unitrin, Inc.	106,213
16,579	Unum Group	411,822
430	White Mountains Insurance Group Ltd.	221,450
5,140	Willis Group Holdings Ltd.	205,292
7,557	WR Berkley Corp.	231,093
8,455	XL Capital Ltd., Class A	494,871
1,821	Zenith National Insurance Corp.	76,537
		29,982,393
	IT Services — 0.4%
2,906	Mastercard, Inc., Class A	583,089
1	Metavante Technologies, Inc.*	23
3,810	MoneyGram International, Inc.	58,826
		641,938
	Real Estate Investment Trusts — 8.8%
1,393	Alexandria Real Estate Equities, Inc.	136,834
4659	AMB Property Corp.	284,944
5771	American Financial Realty Trust	46,572
14,976	Annaly Capital Management, Inc.	257,737

Shares		Value
	Common Stocks (a) (continued)
4,345	Apartment Investment & Management Co.	$172,801
3,730	AvalonBay Communities, Inc.	370,911
2,912	BioMed Realty Trust, Inc.	65,753
5,596	Boston Properties, Inc.	550,758
3,881	Brandywine Realty Trust	79,561
2,360	BRE Properties, Inc.	105,138
2,460	Camden Property Trust	129,421
6,559	CapitalSource, Inc.	109,929
2,910	CBL & Associates Properties, Inc.	84,041
1,983	Colonial Properties Trust	48,564
2,279	Corporate Office Properties Trust SBI MD	82,317
1,897	Cousins Properties, Inc.	45,092
7,643	DCT Industrial Trust, Inc.	77,118
5,708	Developers Diversified Realty Corp.	253,492
4,318	DiamondRock Hospitality Co.	74,788
2,451	Digital Realty Trust, Inc.	93,530
4,651	Douglas Emmett, Inc.	111,671
6,211	Duke Realty Corp.	163,287
1,338	Entertainment Properties Trust	71,302
981	Equity Lifestyle Properties, Inc.	45,509
12,769	Equity Residential	475,134
1032	Essex Property Trust, Inc.	107,060
2,460	Federal Realty Investment Trust	204,647
2,847	FelCor Lodging Trust, Inc.	49,851
1,974	First Industrial Realty Trust, Inc.	72,090
2,882	Franklin Street Properties Corp.	47,697
7,511	Friedman Billings Ramsey Group, Inc., Class A	22,458
10,490	General Growth Properties, Inc.	487,156
9,462	HCP, Inc.	316,504
3,754	Health Care REIT, Inc.	168,217
2,297	Healthcare Realty Trust, Inc.	58,413
2,465	Highwoods Properties, Inc.	78,214
1,465	Home Properties, Inc.	66,203
4,285	Hospitality Properties Trust	156,574
24,070	Host Hotels & Resorts, Inc.	461,903
9,542	HRPT Properties Trust	79,008
5,768	iStar Financial, Inc.	168,829
1,448	Kilroy Realty Corp.	80,929
10,003	Kimco Realty Corp.	395,018
1,872	LaSalle Hotel Properties	69,638
2,859	Lexington Realty Trust	50,576

See accompanying notes to the financial statements.

Shares		Value
	Common Stocks (a) (continued)
4,241	Liberty Property Trust	$132,786
3,303	Macerich Co. (The)	256,478
3,230	Mack-Cali Realty Corp.	115,279
1,802	Maguire Properties, Inc.	45,555
1,035	Mid-America Apartment Communities, Inc.	49,980
3,223	National Retail Properties, Inc.	78,931
4,228	Nationwide Health Properties, Inc.	132,252
2,390	Newcastle Investment Corp.	31,094
1,849	Pennsylvania Real Estate Investment Trust	63,846
8,042	Plum Creek Timber Co., Inc.	372,908
1,933	Post Properties, Inc.	70,187
1,854	Potlatch Corp.	85,117
11,817	Prologis	773,068
5,774	Public Storage	446,561
2,825	RAIT Financial Trust	24,436
3,695	Rayonier, Inc.	171,374
4,698	Realty Income Corp.	133,893
1,338	Redwood Trust, Inc.	40,849
3,260	Regency Centers Corp.	216,594
3,810	Senior Housing Properties Trust	84,163
10,358	Simon Property Group, Inc.	1,019,745
2,792	SL Green Realty Corp.	290,089
3,356	Strategic Hotels & Resorts, Inc.	61,448
2,806	Sunstone Hotel Investors, Inc.	65,099
2,405	Taubman Centers, Inc.	128,740
5,670	Thornburg Mortgage, Inc.	60,442
6,192	UDR, Inc.	136,410
6,146	Ventas, Inc.	267,966
6,591	Vornado Realty Trust	593,190
2,277	Washington Real Estate Investment Trust	72,955
3,746	Weingarten Realty Investors	133,545
		13,232,169
	Real Estate Management & Development — 0.6%
9,462	Brookfield Properties Corp.	203,433
9,420	CB Richard Ellis Group, Inc., Class A*	223,725
2,879	Forest City Enterprises, Inc., Class A	144,353
1,824	Jones Lang LaSalle, Inc.	153,344
3,362	St. Joe Co. (The)	95,649
		820,504

Shares		Value
	Common Stocks (a) (continued)
	Thrifts & Mortgage Finance — 3.6%
920	Anchor Bancorp Wisconsin, Inc.	$23,386
4,189	Astoria Financial Corp.	104,893
26,505	Countrywide Financial Corp.	286,784
1,430	Dime Community Bancshares	19,405
951	Downey Financial Corp.	39,571
44,511	Fannie Mae	1,710,113
4,782	First Niagara Financial Group, Inc.	59,440
555	FirstFed Financial Corp.*	19,436
30,346	Freddie Mac	1,064,234
3,269	Fremont General Corp.	8,205
22,362	Hudson City Bancorp, Inc.	340,350
3,333	IndyMac Bancorp, Inc.	31,830
3,776	MGIC Investment Corp.	88,812
13,186	New York Community Bancorp, Inc.	245,391
4,785	NewAlliance Bancshares, Inc.	61,727
5,705	People's United Financial, Inc.	96,814
948	PFF Bancorp, Inc.	8,911
3,852	PMI Group, Inc. (The)	50,962
2,812	Provident Financial Services, Inc.	41,786
3,752	Radian Group, Inc.	42,548
15,175	Sovereign Bancorp, Inc.	178,610
3,356	Trustco Bank Corp. NY	35,674
3,867	Washington Federal, Inc.	90,758
39,770	Washington Mutual, Inc.	775,515
		5,425,155
	Total Common Stock (Cost $129,603,218)	128,025,955
Principal Amount
	Repurchase Agreements — 18.8%
$5,620,768	Credit Suisse First Boston Corp., 4.64%, dated 11/30/07, due 12/03/07, total to be received $5,622,941 **	5,620,768
6,465,089	Credit Suisse First Boston Corp., 4.55%, dated 11/30/07, due 12/03/07, total to be received $6,467,540 ***	6,465,089
1,124,154	UBS Warburg LLC, 4.55%, dated 11/30/07, due 12/03/07, total to be received $1,124,580 ****	1,124,154

See accompanying notes to the financial statements.

Schedule of Portfolio Investments November 30, 2007 (Unaudited)

Ultra Financials (continued)

Principal Amount		Value
	Repurchase Agreements (continued)
$14,988,715	UBS Warburg LLC, 4.55%, dated 11/30/07, due 12/03/07, total to be received $14,994,398 *****	$14,988,715
	Total Repurchase Agreements (Cost $28,198,726)	28,198,726
	Total Investments (Cost $157,801,944) — 104.2%	156,224,681
	Liabilities in excess of other assets — (4.2%)	(6,366,932)
	Net Assets — 100.0%	$149,857,749

(a)  A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default.

*  Non-income producing security.

**  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this Schedule of Portfolio Investments as follows: Federal Home Loan Bank, 0% to 6.00%, due 1/2/08 to 6/8/17; Federal Home Loan Mortgage Corp., 0% to 5.76%, due 12/7/07 to 11/23/35; Federal National Mortgage Association, 0% to 6.30%, due 2/27/08 to 6/13/22, which had a total value of $5,733,208. The investment in the repurchase agreement was through participation in a pooled account.

***  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this Schedule of Portfolio Investments as follows: Federal Home Loan Bank, 0% to 5.25%, due 5/16/08 to 10/19/16; Federal Home Loan Mortgage Corp., 0% to 4.00%, due 1/2/08 to 9/22/09; Federal National Mortgage Association, 0% to 6.25%, due 4/10/08 to 8/15/17, which had a total value of $6,594,412. The investment in the repurchase agreement was through participation in a pooled account.

****  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this Schedule of Portfolio Investments as follows: Federal Home Loan Mortgage Corp., 0% due 2/11/08 to 4/21/08; Federal National Mortgage Association, 0% to 6.23%, due 5/30/08 to 5/15/30, which had a total value of $1,146,641. The investment in the repurchase agreement was through participation in a pooled account.

*****  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this Schedule of Portfolio Investments as follows: Federal Home Loan Bank, 0% to 6.00%, due 1/11/08 to 7/21/25; Federal Home Loan Mortgage Corp., 0% to 6.10%, due 2/11/08 to 3/6/37; Federal National Mortgage Association, 0% to 6.21%, due 1/7/08 to 8/6/38, which had a total value of $15,288,493. The investment in the repurchase agreement was through participation in a pooled account.

REIT  Real Estate Investment Trust

As of November 30, 2007, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$2,556,444
Aggregate gross unrealized depreciation	(5,394,751)
Net unrealized depreciation	$(2,838,307)
Federal income tax cost of investments	$159,062,988

Swap Agreements

Ultra Financials had the following open swap agreements as of November 30, 2007:

	Notional Amount at Value	Unrealized Appreciation/ (Depreciation)
Equity Index Swap Agreement based on the Dow Jones U.S. FinancialsSM Index, expiring 12/27/07	$2,063,997	$(44,346)
Equity Index Swap Agreement based on the Dow Jones U.S. FinancialsSM Index, expiring 12/27/07	167,741,338	280,281
		$235,935

See accompanying notes to the financial statements.

Schedule of Portfolio Investments November 30, 2007 (Unaudited)

Ultra Health Care

Shares		Value
	Common Stocks (a) — 84.5%
	Biotechnology — 11.8%
30	Abraxis Bioscience, Inc.*	$1,769
198	Alexion Pharmaceuticals, Inc.*	14,399
538	Alkermes, Inc.*	7,672
5,793	Amgen, Inc.*	320,063
694	Amylin Pharmaceuticals, Inc.*	26,504
422	Applera Corp.- Celera Group*	6,381
1,523	Biogen Idec, Inc.*	112,885
510	BioMarin Pharmaceutical, Inc.*	14,025
2,024	Celgene Corp.*	124,577
356	Cephalon, Inc.*	26,671
295	Cubist Pharmaceuticals, Inc.*	6,266
296	CV Therapeutics, Inc.*	2,581
234	Enzon Pharmaceuticals, Inc.*	2,214
2,472	Genentech, Inc.*	188,490
1,393	Genzyme Corp.*	104,377
4,960	Gilead Sciences, Inc.*	230,838
716	Human Genome Sciences, Inc.*	7,454
319	ImClone Systems, Inc.*	14,384
407	Incyte Corp.*	3,492
141	InterMune, Inc.*	2,290
670	Medarex, Inc.*	8,509
1,706	Millennium Pharmaceuticals, Inc.*	25,146
229	Myriad Genetics, Inc.*	11,038
202	Neurocrine Biosciences, Inc.*	2,630
291	Onyx Pharmaceuticals, Inc.*	15,871
304	OSI Pharmaceuticals, Inc.*	14,176
621	PDL BioPharma, Inc.*	10,998
340	Regeneron Pharmaceuticals, Inc.*	7,405
282	Savient Pharmaceuticals, Inc.*	3,965
270	Theravance, Inc.*	6,504
103	United Therapeutics Corp.*	10,308
698	Vertex Pharmaceuticals, Inc.*	17,722
		1,351,604
	Health Care Equipment & Supplies — 14.4%
316	Advanced Medical Optics, Inc.*	7,970
407	Alcon, Inc.	56,630
384	American Medical Systems Holdings, Inc.*	5,249
146	Arthrocare Corp.*	7,903
3,465	Baxter International, Inc.	207,450
334	Beckman Coulter, Inc.	23,624

Shares		Value
	Common Stocks (a) (continued)
1,226	Becton Dickinson & Co.	$101,427
7,333	Boston Scientific Corp.*	92,616
237	Cooper Cos., Inc. (The)	10,198
2,635	Covidien Ltd.	105,690
558	CR Bard, Inc.	47,168
68	Datascope Corp.	2,488
758	Dentsply International, Inc.	32,427
311	Edwards Lifesciences Corp.*	15,379
278	Gen-Probe, Inc.*	18,595
142	Haemonetics Corp.*	8,237
311	Hillenbrand Industries, Inc.	16,744
610	Hologic, Inc.*	40,498
833	Hospira, Inc.*	36,069
332	Idexx Laboratories, Inc.*	20,086
367	Immucor, Inc.*	12,173
199	Intuitive Surgical, Inc.*	65,208
165	Invacare Corp.	4,290
353	Inverness Medical Innovations, Inc.*	20,714
282	Kinetic Concepts, Inc.*	16,537
6,077	Medtronic, Inc.	309,016
180	Mentor Corp.	6,766
407	Resmed, Inc.*	18,641
389	Respironics, Inc.*	19,162
1,816	St. Jude Medical, Inc.*	72,186
345	STERIS Corp.	9,646
1,672	Stryker Corp.	121,437
672	Varian Medical Systems, Inc.*	33,573
1,272	Zimmer Holdings, Inc.*	82,337
		1,648,134
	Health Care Providers & Services — 14.4%
2,751	Aetna, Inc.	153,726
279	AMERIGROUP Corp.*	9,589
232	Apria Healthcare Group, Inc.*	5,027
273	Brookdale Senior Living, Inc.	9,036
232	Centene Corp.*	5,800
1,508	Cigna Corp.	80,844
510	Community Health Systems, Inc.*	17,044
832	Coventry Health Care, Inc.*	48,156
561	DaVita, Inc.*	34,760
1,162	Express Scripts, Inc.*	78,725
1,283	Health Management Associates, Inc., Class A	8,737
598	Health Net, Inc.*	29,051

See accompanying notes to the financial statements.

Schedule of Portfolio Investments November 30, 2007 (Unaudited)

Ultra Health Care (continued)

Shares		Value
	Common Stocks (a) (continued)
420	Healthsouth Corp.*	$8,329
184	Healthways, Inc.*	10,740
471	Henry Schein, Inc.*	27,860
886	Humana, Inc.*	68,249
627	Laboratory Corp. of America Holdings*	45,564
306	LifePoint Hospitals, Inc.*	9,682
453	Lincare Holdings, Inc.*	15,488
208	Magellan Health Services, Inc.*	9,454
1,444	Medco Health Solutions, Inc.*	144,386
175	Odyssey HealthCare, Inc.*	1,750
214	Owens & Minor, Inc.	8,404
689	Patterson Cos., Inc.*	22,172
258	Pediatrix Medical Group, Inc.*	16,682
150	PharMerica Corp.*	2,209
361	PSS World Medical, Inc.*	6,924
289	Psychiatric Solutions, Inc.*	10,557
802	Quest Diagnostics, Inc.	44,158
272	Sierra Health Services, Inc.*	11,356
234	Sunrise Senior Living, Inc.*	7,345
2,522	Tenet Healthcare Corp.*	13,896
7,063	UnitedHealth Group, Inc.	388,465
269	Universal Health Services, Inc., Class B	13,706
190	WellCare Health Plans, Inc.*	7,393
3,200	WellPoint, Inc.*	269,472
		1,644,736
	Life Sciences Tools & Services — 3.6%
365	Affymetrix, Inc.*	7,610
977	Applera Corp.- Applied Biosystems Group	33,374
98	Bio-Rad Laboratories, Inc., Class A*	9,889
362	Charles River Laboratories International, Inc.*	22,998
340	Covance, Inc.*	29,692
195	Enzo Biochem, Inc.*	2,137
286	Illumina, Inc.*	16,528
247	Invitrogen Corp.*	23,962
288	Millipore Corp.*	23,581
489	Nektar Therapeutics*	3,262
147	Parexel International Corp.*	6,505
556	Pharmaceutical Product Development, Inc.	23,541
199	Techne Corp.*	12,965
2,274	Thermo Fisher Scientific, Inc.*	131,073

Shares		Value
	Common Stocks (a) (continued)
163	Varian, Inc.*	$11,418
186	Ventana Medical Systems, Inc.*	16,521
532	Waters Corp.*	41,517
		416,573
	Pharmaceuticals — 40.3%
8,202	Abbott Laboratories	471,697
167	Adams Respiratory Therapeutics, Inc.*	7,204
1,612	Allergan, Inc.	108,069
233	Alpharma, Inc., Class A*	4,893
125	APP Pharmaceuticals, Inc.*	1,469
572	Barr Pharmaceuticals, Inc.*	30,716
10,491	Bristol-Myers Squibb Co.	310,848
5,155	Eli Lilly & Co.	272,957
710	Endo Pharmaceuticals Holdings, Inc.*	19,461
1,688	Forest Laboratories, Inc.*	65,073
15,457	Johnson & Johnson	1,047,057
1,289	King Pharmaceuticals, Inc.*	13,651
276	Medicines Co. (The)*	4,880
298	Medicis Pharmaceutical Corp., Class A	8,016
11,601	Merck & Co., Inc.	688,635
425	MGI Pharma, Inc.*	14,709
1,326	Mylan, Inc.	19,068
132	Noven Pharmaceuticals, Inc.*	2,090
192	Par Pharmaceutical Cos., Inc.*	3,694
412	Perrigo Co.	12,731
36,929	Pfizer, Inc.	877,433
7,977	Schering-Plough Corp.	249,680
567	Sepracor, Inc.*	15,043
420	Valeant Pharmaceuticals International*	4,851
545	Watson Pharmaceuticals, Inc.*	15,974
7,113	Wyeth	349,248
		4,619,147
	Total Common Stock (Cost $9,131,438)	9,680,194
Principal Amount
	Repurchase Agreements — 13.6%
$309,887	Credit Suisse First Boston Corp., 4.64%, dated 11/30/07, due 12/03/07, total to be received $310,007 **	309,887
356,436	Credit Suisse First Boston Corp., 4.55%, dated 11/30/07, due 12/03/07, total to be received $356,571 ***	356,436

See accompanying notes to the financial statements.

Principal Amount		Value
	Repurchase Agreements (continued)
$61,977	UBS Warburg LLC, 4.55%, dated 11/30/07, due 12/03/07, total to be received $62,000 ****	$61,977
826,365	UBS Warburg LLC, 4.55%, dated 11/30/07, due 12/03/07, total to be received $826,678 *****	826,365
	Total Repurchase Agreements (Cost $1,554,665)	1,554,665
	Total Investments (Cost $10,686,103) — 98.1%	11,234,859
	Other assets less liabilities — 1.9%	221,337
	Net Assets — 100.0%	$11,456,196

(a)  A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default.

*  Non-income producing security.

**  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this Schedule of Portfolio Investments as follows: Federal Home Loan Bank, 0% to 6.00%, due 1/2/08 to 6/8/17; Federal Home Loan Mortgage Corp., 0% to 5.76%, due 12/7/07 to 11/23/35; Federal National Mortgage Association, 0% to 6.30%, due 2/27/08 to 6/13/22, which had a total value of $316,086. The investment in the repurchase agreement was through participation in a pooled account.

***  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this Schedule of Portfolio Investments as follows: Federal Home Loan Bank, 0% to 5.25%, due 5/16/08 to 10/19/16; Federal Home Loan Mortgage Corp., 0% to 4.00%, due 1/2/08 to 9/22/09; Federal National Mortgage Association, 0% to 6.25%, due 4/10/08 to 8/15/17, which had a total value of $363,566. The investment in the repurchase agreement was through participation in a pooled account.

****  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this Schedule of Portfolio Investments as follows: Federal Home Loan Mortgage Corp., 0% due 2/11/08 to 4/21/08; Federal National Mortgage Association, 0% to 6.23%, due 5/30/08 to 5/15/30, which had a total value of $63,217. The investment in the repurchase agreement was through participation in a pooled account.

*****  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this Schedule of Portfolio Investments as follows: Federal Home Loan Bank, 0% to 6.00%, due 1/11/08 to 7/21/25; Federal Home Loan Mortgage Corp., 0% to 6.10%, due 2/11/08 to 3/6/37; Federal National Mortgage Association, 0% to 6.21%, due 1/7/08 to 8/6/38, which had a total value of $842,892. The investment in the repurchase agreement was through participation in a pooled account.

As of November 30, 2007, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$990,642
Aggregate gross unrealized depreciation	(447,062)
Net unrealized appreciation	$543,580
Federal income tax cost of investments	$10,691,279

Swap Agreements

Ultra Health Care had the following open swap agreements as of November 30, 2007:

	Notional Amount at Value	Unrealized Appreciation
Equity Index Swap Agreement based on the Dow Jones U.S. Health CareSM Index, expiring 12/27/07	$4,871,055	$85,395
Equity Index Swap Agreement based on the Dow Jones U.S. Health CareSM Index, expiring 12/27/07	8,000,000	173,022
		$258,417

See accompanying notes to the financial statements.

Schedule of Portfolio Investments November 30, 2007 (Unaudited)

Ultra Industrials

Shares		Value
	Common Stocks (a) — 88.6%
	Aerospace & Defense — 16.0%
199	AAR Corp.*	$6,571
176	Alliant Techsystems, Inc.*	20,562
484	BE Aerospace, Inc.*	22,748
3,729	Boeing Co.	345,082
133	Ceradyne, Inc.*	6,576
232	Curtiss-Wright Corp.	12,514
216	DRS Technologies, Inc.	12,789
151	Esterline Technologies Corp.*	7,885
1,765	General Dynamics Corp.	156,697
655	Goodrich Corp.	46,695
495	Hexcel Corp.*	12,608
3,596	Honeywell International, Inc.	203,606
656	L-3 Communications Holdings, Inc.	72,586
1,729	Lockheed Martin Corp.	191,348
200	Moog, Inc., Class A*	9,016
1,679	Northrop Grumman Corp.	132,288
314	Orbital Sciences Corp.*	7,555
720	Precision Castparts Corp.	106,085
2,298	Raytheon Co.	142,131
878	Rockwell Collins, Inc.	63,321
538	Spirit Aerosystems Holdings, Inc., Class A*	18,803
326	Taser International, Inc.*	4,567
171	Teledyne Technologies, Inc.*	9,272
4,825	United Technologies Corp.	360,765
		1,972,070
	Air Freight & Logistics — 4.3%
913	CH Robinson Worldwide, Inc.	47,065
1,120	Expeditors International Washington, Inc.	52,550
1,498	FedEx Corp.	147,508
155	Forward Air Corp.	5,017
182	Pacer International, Inc.	2,504
3,583	United Parcel Service, Inc., Class B	263,996
435	UTi Worldwide, Inc.	10,323
		528,963
	Building Products — 1.0%
337	Lennox International, Inc.	11,404
1,984	Masco Corp.	44,442
106	NCI Building Systems, Inc.*	3,639

Shares		Value
	Common Stocks (a) (continued)
465	Owens Corning, Inc.*	$10,235
197	Simpson Manufacturing Co., Inc.	5,242
936	Trane, Inc.	34,360
380	USG Corp.*	13,942
		123,264
	Chemicals — 0.1%
758	Nalco Holding Co.	18,162
	Commercial Services & Supplies — 4.0%
127	Administaff, Inc.	4,150
1,502	Allied Waste Industries, Inc.*	17,138
146	Bowne & Co., Inc.	2,637
264	Brady Corp., Class A	10,568
215	Brink's Co. (The)	13,756
395	ChoicePoint, Inc.*	14,951
719	Cintas Corp.	23,001
190	Corporate Executive Board Co.	12,747
641	Corrections Corp. of America*	19,557
563	Covanta Holding Corp.*	15,195
270	Deluxe Corp.	8,529
224	FTI Consulting, Inc.*	12,768
112	G&K Services, Inc., Class A	4,555
243	Labor Ready, Inc.*	3,657
446	Manpower, Inc.	27,251
117	Mine Safety Appliances Co.	5,734
623	Monster Worldwide, Inc.*	21,039
250	Navigant Consulting, Inc.*	3,245
280	PHH Corp.*	6,205
1,151	R.R. Donnelley & Sons Co.	42,196
876	Republic Services, Inc.	29,057
244	Resources Connection, Inc.	5,031
861	Robert Half International, Inc.	23,212
297	Spherion Corp.*	2,311
464	Stericycle, Inc.*	27,306
210	TeleTech Holdings, Inc.*	4,349
304	Tetra Tech, Inc.*	6,299
146	United Stationers, Inc.*	7,396
105	Viad Corp.	3,256
359	Waste Connections, Inc.*	11,427

See accompanying notes to the financial statements.

Shares		Value
	Common Stocks (a) (continued)
2,718	Waste Management, Inc.	$93,282
223	Watson Wyatt Worldwide, Inc., Class A	10,269
		492,074
	Communications Equipment — 0.2%
91	Black Box Corp.	3,349
319	CommScope, Inc.*	12,919
591	Powerwave Technologies, Inc.*	2,447
		18,715
	Construction & Engineering — 2.5%
335	EMCOR Group, Inc.*	8,924
462	Fluor Corp.	67,992
368	Foster Wheeler Ltd.*	54,832
181	Granite Construction, Inc.	7,425
142	Insituform Technologies, Inc.*	1,845
630	Jacobs Engineering Group, Inc.*	52,775
881	KBR, Inc.*	35,081
890	Quanta Services, Inc.*	24,368
397	Shaw Group, Inc. (The)*	25,178
395	URS Corp.*	22,709
		301,129
	Construction Materials — 0.8%
254	Eagle Materials, Inc.	9,904
221	Headwaters, Inc.*	2,652
220	Martin Marietta Materials, Inc.	29,601
143	Texas Industries, Inc.	9,921
502	Vulcan Materials Co.	44,620
		96,698
	Containers & Packaging — 1.7%
336	Aptargroup, Inc.	14,183
536	Ball Corp.	24,790
528	Bemis Co., Inc.	14,325
857	Crown Holdings, Inc.*	21,991
757	Owens-Illinois, Inc.*	33,982
489	Packaging Corp. of America	13,834
685	Pactiv Corp.*	17,399
847	Sealed Air Corp.	19,794
1,333	Smurfit-Stone Container Corp.*	14,676

Shares		Value
	Common Stocks (a) (continued)
530	Sonoco Products Co.	$16,101
515	Temple-Inland, Inc.	23,674
		214,749
	Electrical Equipment — 4.4%
229	Acuity Brands, Inc.	9,043
557	Ametek, Inc.	24,508
221	Baldor Electric Co.	7,459
236	Belden, Inc.	10,868
1,100	Cooper Industries Ltd., Class A	55,242
4,161	Emerson Electric Co.	237,260
208	Energy Conversion Devices, Inc.*	5,381
275	General Cable Corp.*	20,455
133	Genlyte Group, Inc.*	12,535
548	GrafTech International Ltd.*	8,806
268	Hubbell, Inc., Class B	14,721
394	Power-One, Inc.*	1,840
168	Regal-Beloit Corp.	7,910
716	Rockwell Automation, Inc.	48,609
464	Roper Industries, Inc.	29,441
191	Sunpower Corp., Class A*	23,768
308	Thomas & Betts Corp.*	16,743
		534,589
	Electronic Equipment & Instruments — 4.4%
2,080	Agilent Technologies, Inc.*	78,686
936	Amphenol Corp., Class A	40,576
169	Anixter International, Inc.*	10,900
651	Arrow Electronics, Inc.*	24,093
785	Avnet, Inc.*	27,082
270	AVX Corp.	3,869
379	Benchmark Electronics, Inc.*	6,803
206	Checkpoint Systems, Inc.*	4,895
214	Cognex Corp.	4,338
164	Coherent, Inc.*	4,718
189	CTS Corp.	1,998
136	Electro Scientific Industries, Inc.*	2,754
4,349	Flextronics International Ltd.*	52,014
348	Flir Systems, Inc.*	23,918
157	Itron, Inc.*	12,175
946	Jabil Circuit, Inc.	16,035
440	Kemet Corp.*	2,728
117	Littelfuse, Inc.*	3,902

See accompanying notes to the financial statements.

Schedule of Portfolio Investments November 30, 2007 (Unaudited)

Ultra Industrials (continued)

Shares		Value
	Common Stocks (a) (continued)
196	Methode Electronics, Inc.	$2,362
195	Mettler Toledo International, Inc.*	22,690
353	Molex, Inc.	9,729
403	Molex, Inc., Class A	10,792
307	National Instruments Corp.	10,245
186	Newport Corp.*	2,466
173	Orbotech Ltd.*	2,659
97	Park Electrochemical Corp.	2,857
243	Plexus Corp.*	7,232
2,796	Sanmina-SCI Corp.*	4,949
212	Technitrol, Inc.	5,675
631	Trimble Navigation, Ltd.*	23,391
2,597	Tyco Electronics Ltd.*	97,102
904	Vishay Intertechnology, Inc.*	11,291
		534,924
	Health Care Equipment & Supplies — 0.1%
173	West Pharmaceutical Services, Inc.	6,500
	Health Care Technology — 0.3%
953	HLTH Corp.*	13,332
1,028	IMS Health, Inc.	24,004
		37,336
	Household Durables — 0.5%
801	Fortune Brands, Inc.	61,397
	Industrial Conglomerates — 21.5%
3,470	3M Co.	288,912
328	Carlisle Cos., Inc.	13,058
54,022	General Electric Co.	2,068,502
1,179	McDermott International, Inc.*	61,662
205	Teleflex, Inc.	12,368
1,312	Textron, Inc.	90,593
2,597	Tyco International Ltd.	104,218
273	Walter Industries, Inc.	9,470
		2,648,783
	Internet Software & Services — 0.1%
211	VistaPrint Ltd.*	9,368
	IT Services — 5.6%
3,070	Accenture Ltd., Class A	106,099

Shares		Value
	Common Stocks (a) (continued)
365	Acxiom Corp.	$4,497
485	Affiliated Computer Services, Inc., Class A*	20,351
413	Alliance Data Systems Corp.*	32,090
2,790	Automatic Data Processing, Inc.	125,717
1,059	BearingPoint, Inc.*	3,865
725	Broadridge Financial Solutions, Inc.	16,508
383	Checkfree Corp.*	18,231
724	Convergys Corp.*	11,808
1,012	Fidelity National Information Services, Inc.	43,739
867	Fiserv, Inc.*	44,503
76	Forrester Research, Inc.*	1,990
426	Global Payments, Inc.	18,412
517	Hewitt Associates, Inc., Class A*	19,388
957	Iron Mountain, Inc.*	34,911
419	Metavante Technologies, Inc.*	9,545
540	MPS Group, Inc.*	5,994
401	NeuStar, Inc., Class A*	12,740
1,770	Paychex, Inc.	69,030
4,014	Western Union Co. (The)	90,716
		690,134
	Life Sciences Tools & Services — 0.2%
101	Dionex Corp.*	8,532
622	PerkinElmer, Inc.	16,968
		25,500
	Machinery — 13.6%
288	Actuant Corp., Class A	9,121
480	AGCO Corp.*	33,091
136	Albany International Corp.	5,259
87	Astec Industries, Inc.*	3,268
193	Bucyrus International, Inc.	16,928
3,393	Caterpillar, Inc.	243,957
262	Clarcor, Inc.	9,330
274	Crane Co.	12,314
494	Cummins, Inc.	57,749
1,266	Danaher Corp.	109,914
1,191	Deere & Co.	204,614
367	Donaldson Co., Inc.	17,168
1,068	Dover Corp.	49,427
769	Eaton Corp.	68,679
136	ESCO Technologies, Inc.*	5,029

See accompanying notes to the financial statements.

Shares		Value
	Common Stocks (a) (continued)
300	Flowserve Corp.	$28,227
275	Gardner Denver, Inc.*	9,105
343	Graco, Inc.	12,773
442	Harsco Corp.	26,551
423	IDEX Corp.	15,101
2,491	Illinois Tool Works, Inc.	138,251
1,506	Ingersoll-Rand Co., Ltd., Class A	77,770
953	ITT Corp.	61,411
575	Joy Global, Inc.	33,350
148	Kaydon Corp.	7,490
203	Kennametal, Inc.	15,844
213	Lincoln Electric Holdings, Inc.	14,861
659	Manitowoc Co., Inc. (The)	28,897
195	Mueller Industries, Inc.	5,895
451	Mueller Water Products, Inc., Class B	4,515
161	Nordson Corp.	8,501
385	Oshkosh Truck Corp.	18,515
1,971	Paccar, Inc.	99,752
642	Pall Corp.	24,557
912	Parker Hannifin Corp.	72,440
524	Pentair, Inc.	17,774
286	SPX Corp.	29,103
540	Terex Corp.*	34,803
398	Timken Co.	12,692
208	Toro Co.	11,575
419	Trinity Industries, Inc.	10,605
152	Wabash National Corp.	1,050
255	Wabtec Corp.	8,655
		1,675,911
	Marine — 0.2%
226	Alexander & Baldwin, Inc.	11,612
222	American Commercial Lines, Inc.*	3,861
277	Kirby Corp.*	13,315
		28,788
	Metals & Mining — 0.1%
194	Quanex Corp.	9,708
	Multi-Utilities — 0.2%
884	MDU Resources Group, Inc.	24,124

Shares		Value
	Common Stocks (a) (continued)
	Office Electronics — 0.1%
363	Zebra Technologies Corp.*	$14,001
	Oil, Gas & Consumable Fuels — 0.3%
142	General Maritime Corp.	3,792
158	Overseas Shipholding Group, Inc.	11,313
224	Teekay Corp.	12,600
149	World Fuel Services Corp.	4,714
		32,419
	Paper & Forest Products — 0.3%
548	Louisiana-Pacific Corp.	8,428
963	MeadWestvaco Corp.	31,654
		40,082
	Road & Rail — 4.9%
118	Arkansas Best Corp.	2,690
1,679	Burlington Northern Santa Fe Corp.	140,230
237	Con-way, Inc.	10,020
2,286	CSX Corp.	96,012
202	Genesee & Wyoming, Inc.*	5,293
523	JB Hunt Transport Services, Inc.	13,750
403	Kansas City Southern*	13,875
292	Landstar System, Inc.	11,616
2,068	Norfolk Southern Corp.	105,902
172	Old Dominion Freight Line, Inc.*	3,875
314	Ryder System, Inc.	13,615
77	Saia, Inc.*	1,004
1,406	Union Pacific Corp.	177,353
277	Werner Enterprises, Inc.	4,861
304	YRC Worldwide, Inc.*	5,384
		605,480
	Semiconductors & Semiconductor Equipment — 0.0%
155	Veeco Instruments, Inc.*	2,601
	Specialty Retail — 0.3%
583	Sherwin-Williams Co. (The)	36,630
	Trading Companies & Distributors — 0.9%
739	Fastenal Co.	29,294

See accompanying notes to the financial statements.

Schedule of Portfolio Investments November 30, 2007 (Unaudited)

Ultra Industrials (continued)

Shares		Value
	Common Stocks (a) (continued)
231	GATX Corp.	$8,554
129	Kaman Corp.	4,115
248	MSC Industrial Direct Co.	10,718
388	United Rentals, Inc.*	9,029
128	Watsco, Inc.	4,640
233	WESCO International, Inc.*	9,432
396	WW Grainger, Inc.	34,967
		110,749
	Total Common Stock (Cost $10,674,129)	10,894,848
Principal Amount
	Repurchase Agreement — 16.2%
$397,018	Credit Suisse First Boston Corp., 4.64%, dated 11/30/07, due 12/03/07, total to be received $397,172 **	397,018
456,655	Credit Suisse First Boston Corp., 4.55%, dated 11/30/07, due 12/03/07, total to be received $456,828 ***	456,655
79,404	UBS Warburg LLC, 4.55%, dated 11/30/07, due 12/03/07, total to be received $79,434 ****	79,404
1,058,714	UBS Warburg LLC, 4.55%, dated 11/30/07, due 12/03/07, total to be received $1,059,115 *****	1,058,714
	Total Repurchase Agreements (Cost $1,991,791)	1,991,791
	Total Investments (Cost $12,665,920) — 104.8%	12,886,639
	Liabilities in excess of other assets — (4.8%)	(593,899)
	Net Assets — 100.0%	$12,292,740

(a)  All or a portion of these securities are held in a segregated account for the benefit of swap counterparties in the event of default.

*    Non-income producing security.

**    Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this Schedule of Portfolio Investments as follows: Federal Home Loan Bank, 0% to 6.00%, due 1/2/08 to 6/8/17; Federal Home Loan Mortgage Corp., 0% to 5.76%, due 12/7/07 to 11/23/35; Federal National Mortgage Association, 0% to 6.30%, due 2/27/08 to 6/13/22, which had a total value of $404,960. The investment in the repurchase agreement was through participation in a pooled account.

***    Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this Schedule of Portfolio Investments as follows: Federal Home Loan Bank, 0% to 5.25%, due 5/16/08 to 10/19/16; Federal Home Loan Mortgage Corp., 0% to 4.00%, due 1/2/08 to 9/22/09; Federal National Mortgage Association, 0% to 6.25%, due 4/10/08 to 8/15/17, which had a total value of $465,790. The investment in the repurchase agreement was through participation in a pooled account.

****    Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this Schedule of Portfolio Investments as follows: Federal Home Loan Mortgage Corp., 0% due 2/11/08 to 4/21/08; Federal National Mortgage Association, 0% to 6.23%, due 5/30/08 to 5/15/30, which had a total value of $80,992. The investment in the repurchase agreement was through participation in a pooled account.

*****Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this Schedule of Portfolio Investments as follows: Federal Home Loan Bank, 0% to 6.00%, due 1/11/08 to 7/21/25; Federal Home Loan Mortgage Corp., 0% to 6.10%, due 2/11/08 to 3/6/37; Federal National Mortgage Association, 0% to 6.21%, due 1/7/08 to 8/6/38, which had a total value of $1,079,888. The investment in the repurchase agreement was through participation in a pooled account.

As of November 30, 2007, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$523,357
Aggregate gross unrealized depreciation	(351,723)
Net unrealized appreciation	$171,634
Federal income tax cost of investments	$12,715,005

See accompanying notes to the financial statements.

Swap Agreements

Ultra Industrials had the following open swap agreements as of November 30, 2007:

	Notional Amount at Value	Unrealized Depreciation
Equity Index Swap Agreement based on the Dow Jones U.S. IndustrialsSM Index, expiring 12/27/07	$5,000,627	$(213,092)
Equity Index Swap Agreement based on the Dow Jones U.S. IndustrialsSM Index, expiring 12/27/07	9,200,000	(335,965)
		$(549,057)

See accompanying notes to the financial statements.

Schedule of Portfolio Investments November 30, 2007 (Unaudited)

Ultra Oil & Gas

Shares		Value
	Common Stocks (a) — 89.7%
	Energy Equipment & Services — 21.4%
896	Atwood Oceanics, Inc.*	$78,176
10,765	Baker Hughes, Inc.	864,107
9,840	BJ Services Co.	241,867
750	Bristow Group, Inc.*	41,250
3,650	Cameron International Corp.*	340,289
803	Core Laboratories NV*	94,152
2,199	Diamond Offshore Drilling, Inc.	256,030
2,868	Dresser-Rand Group, Inc.*	102,101
4,947	ENSCO International, Inc.	266,396
2,213	Exterran Holdings, Inc.*	177,129
4,358	FMC Technologies, Inc.*	242,218
2,936	Global Industries Ltd.*	65,091
4,299	Grant Prideco, Inc.*	206,782
6,205	Grey Wolf, Inc.*	31,521
29,878	Halliburton Co.	1,093,834
2,799	Helix Energy Solutions Group, Inc.*	113,611
3,208	Helmerich & Payne, Inc.	110,836
2,362	ION Geophysical Corp.*	36,446
9,445	Nabors Industries Ltd.*	254,070
11,912	National Oilwell Varco, Inc.*	811,803
2,999	Newpark Resources*	16,135
9,013	Noble Corp.	469,848
1,830	Oceaneering International, Inc.*	116,772
1,657	Oil States International, Inc.*	52,543
3,751	Parker Drilling Co.*	26,820
5,260	Patterson-UTI Energy, Inc.	99,151
5,562	Pride International, Inc.*	183,379
3,710	Rowan Cos., Inc.	131,334
40,012	Schlumberger Ltd.	3,739,121
791	SEACOR Holdings, Inc.*	71,641
6,712	Smith International, Inc.	420,977
2,707	Superior Energy Services*	94,474
2,490	Tetra Technologies, Inc.*	39,367
1,871	Tidewater, Inc.	91,473
10,504	Transocean, Inc.	1,442,066
1,552	Unit Corp.*	69,405
1,019	W-H Energy Services, Inc.*	51,459
11,402	Weatherford International Ltd.*	713,993
		13,257,667

Shares		Value
	Common Stocks (a) (continued)
	Independent Power Producers & Energy Traders — 0.2%
13,466	Dynegy, Inc., Class A*	$102,476
	Multi-Utilities — 0.2%
3,073	OGE Energy Corp.	109,399
	Oil, Gas & Consumable Fuels — 67.9%
15,713	Anadarko Petroleum Corp.	889,356
11,013	Apache Corp.	1,065,948
1,186	Berry Petroleum Co., Class A	49,053
3,264	Cabot Oil & Gas Corp.	112,347
1,497	Cheniere Energy, Inc.*	52,096
15,015	Chesapeake Energy Corp.	568,318
71,550	Chevron Corp.	6,279,943
2,775	Cimarex Energy Co.	107,198
1,489	Comstock Resources, Inc.*	49,882
51,078	ConocoPhillips	4,088,283
1,542	Crosstex Energy, Inc.	55,358
2,205	Delta Petroleum Corp.*	33,891
4,055	Denbury Resources, Inc.*	216,213
14,070	Devon Energy Corp.	1,165,137
23,676	El Paso Corp.	380,710
1,707	Encore Acquisition Co.*	55,563
8,196	EOG Resources, Inc.	678,465
2,828	EXCO Resources, Inc.*	39,535
186,160	Exxon Mobil Corp.	16,598,026
2,615	Forest Oil Corp.*	123,114
3,596	Frontier Oil Corp.	158,943
9,573	Hess Corp.	681,789
1,542	Holly Corp.	74,710
24,264	Marathon Oil Corp.	1,356,358
2,694	Mariner Energy, Inc.*	58,406
5,938	Murphy Oil Corp.	424,686
4,330	Newfield Exploration Co.*	215,850
5,728	Noble Energy, Inc.	412,645
27,986	Occidental Petroleum Corp.	1,952,583
1,261	Penn Virginia Corp.	52,483
5,693	PetroHawk Energy Corp.*	92,796
4,116	Pioneer Natural Resources Co.	183,450
4,129	Plains Exploration & Production Co.*	208,123
1,839	Quicksilver Resources, Inc.*	93,053

See accompanying notes to the financial statements.

Shares		Value
	Common Stocks (a) (continued)
4,984	Range Resources Corp.	$202,750
5,677	Southwestern Energy Co.*	282,544
2,106	St. Mary Land & Exploration Co.	82,766
878	Stone Energy Corp.*	39,686
4,073	Sunoco, Inc.	273,298
1,004	Swift Energy Co.*	40,672
4,585	Tesoro Corp.	225,490
5,101	Ultra Petroleum Corp.*	331,055
18,428	Valero Energy Corp.	1,199,110
1,409	Whiting Petroleum Corp.*	74,282
12,871	XTO Energy, Inc.	795,685
		42,121,649
	Total Common Stock (Cost $53,097,894)	55,591,191
Principal Amount
	Repurchase Agreements — 17.2%
$2,126,435	Credit Suisse First Boston Corp., 4.64%, dated 11/30/07, due 12/03/07, total to be received $2,127,257 **	2,126,435
2,445,856	Credit Suisse First Boston Corp., 4.55%, dated 11/30/07, due 12/03/07, total to be received $2,446,783 ***	2,445,856
425,287	UBS Warburg LLC, 4.55%, dated 11/30/07, due 12/03/07, total to be received $425,448 ****	425,287
5,670,492	UBS Warburg LLC, 4.55%, dated 11/30/07, due 12/03/07, total to be received $5,672,642 *****	5,670,492
	Total Repurchase Agreements (Cost $10,668,070)	10,668,070
	Total Investments (Cost $63,765,964) — 106.9%	66,259,261
	Liabilities in excess of other assets — (6.9%)	(4,280,520)
	Net Assets — 100.0%	$61,978,741

(a)  A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default.

*    Non-income producing security.

**    Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this Schedule of Portfolio Investments as follows: Federal Home Loan Bank, 0% to 6.00%, due 1/2/08 to 6/8/17; Federal Home Loan Mortgage Corp., 0% to 5.76%, due 12/7/07 to 11/23/35; Federal National Mortgage Association, 0% to 6.30%, due 2/27/08 to 6/13/22, which had a total value of $2,168,973. The investment in the repurchase agreement was through participation in a pooled account.

***    Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this Schedule of Portfolio Investments as follows: Federal Home Loan Bank, 0% to 5.25%, due 5/16/08 to 10/19/16; Federal Home Loan Mortgage Corp., 0% to 4.00%, due 1/2/08 to 9/22/09; Federal National Mortgage Association, 0% to 6.25%, due 4/10/08 to 8/15/17, which had a total value of $2,494,781. The investment in the repurchase agreement was through participation in a pooled account.

****    Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this Schedule of Portfolio Investments as follows: Federal Home Loan Mortgage Corp., 0% due 2/11/08 to 4/21/08; Federal National Mortgage Association, 0% to 6.23%, due 5/30/08 to 5/15/30, which had a total value of $433,794. The investment in the repurchase agreement was through participation in a pooled account.

*****  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this Schedule of Portfolio Investments as follows: Federal Home Loan Bank, 0% to 6.00%, due 1/11/08 to 7/21/25; Federal Home Loan Mortgage Corp., 0% to 6.10%, due 2/11/08 to 3/6/37; Federal National Mortgage Association, 0% to 6.21%, due 1/7/08 to 8/6/38, which had a total value of $5,783,904. The investment in the repurchase agreement was through participation in a pooled account.

As of November 30, 2007, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$3,139,861
Aggregated gross unrealized depreciation	(1,410,924)
Net unrealized appreciation	$1,728,937
Federal income tax cost of investments	$64,530,324

See accompanying notes to the financial statements.

Schedule of Portfolio Investments November 30, 2007 (Unaudited)

Ultra Oil & Gas (continued)

Swap Agreements

Ultra Oil & Gas had the following open swap agreements as of November 30, 2007:

	Notional Amount at Value	Unrealized Depreciation
Equity Index Swap Agreement based on the Dow Jones U.S. Oil & GasSM Index, expiring 12/27/07	$16,050,012	$(1,435,341)
Equity Index Swap Agreement based on the Dow Jones U.S. Oil & GasSM Index, expiring 12/27/07	56,163,025	(2,875,149)
		$(4,310,490)

See accompanying notes to the financial statements.

Schedule of Portfolio Investments November 30, 2007 (Unaudited)

Ultra Real Estate

Shares		Value
	Common Stocks (a) — 85.4%
	Diversified REIT's — 5.4%
2,254	Colonial Properties Trust	$55,200
2,028	Cousins Properties, Inc.	48,206
4,489	Liberty Property Trust	140,551
6,964	Vornado Realty Trust	626,760
2,287	Washington Real Estate Investment Trust	73,275
		943,992
	Industrial REIT's — 7.3%
4,851	AMB Property Corp.	296,687
8,257	DCT Industrial Trust, Inc.	83,313
2,225	First Industrial Realty Trust, Inc.	81,257
12,568	Prologis	822,199
		1,283,456
	Mortgage REIT's — 4.6%
18,885	Annaly Capital Management, Inc.	325,011
6,883	CapitalSource, Inc.	115,359
7,905	Friedman Billings Ramsey Group, Inc., Class A	23,636
6,284	iStar Financial, Inc.	183,932
2,589	Newcastle Investment Corp.	33,683
2,992	RAIT Financial Trust	25,881
1,297	Redwood Trust, Inc.	39,597
6,027	Thornburg Mortgage, Inc.	64,248
		811,347
	Office REIT's — 12.7%
1,447	Alexandria Real Estate Equities, Inc.	142,139
6,294	American Financial Realty Trust	50,793
3,213	BioMed Realty Trust, Inc.	72,550
5,834	Boston Properties, Inc.	574,182
4,283	Brandywine Realty Trust	87,802
2,294	Corporate Office Properties Trust SBI MD	82,859
2,749	Digital Realty Trust, Inc.	104,902
4,835	Douglas Emmett, Inc.	116,088
6,714	Duke Realty Corp.	176,511
3,135	Franklin Street Properties Corp.	51,884
2,782	Highwoods Properties, Inc.	88,273
10,291	HRPT Properties Trust	85,209
1,588	Kilroy Realty Corp.	88,753

Shares		Value
	Common Stocks (a) (continued)
3,078	Lexington Realty Trust	$54,450
3,318	Mack-Cali Realty Corp.	118,419
1,775	Maguire Properties, Inc.	44,872
2,901	SL Green Realty Corp.	301,414
		2,241,100
	Real Estate Management & Development — 5.5%
10,076	Brookfield Properties Corp.	216,634
9,971	CB Richard Ellis Group, Inc., Class A*	236,811
3,206	CBL & Associates Properties, Inc.	92,589
3,125	Forest City Enterprises, Inc., Class A	156,688
1,834	Jones Lang LaSalle, Inc.	154,185
3,658	St. Joe Co. (The)	104,070
		960,977
	Residential REIT's — 10.7%
4,762	Apartment Investment & Management Co.	189,385
3,889	AvalonBay Communities, Inc.	386,723
2,507	BRE Properties, Inc.	111,687
2,764	Camden Property Trust	145,414
1,097	Equity Lifestyle Properties, Inc.	50,890
13,591	Equity Residential	505,721
1,235	Essex Property Trust, Inc.	128,119
1,633	Home Properties, Inc.	73,795
1,243	Mid-America Apartment Communities, Inc.	60,024
2,121	Post Properties, Inc.	77,014
6,662	UDR, Inc.	146,764
		1,875,536
	Retail REIT's — 20.4%
6,126	Developers Diversified Realty Corp.	272,056
2,763	Federal Realty Investment Trust	229,854
11,301	General Growth Properties, Inc.	524,818
10,758	Kimco Realty Corp.	424,833
3,505	Macerich Co. (The)	272,163
3,290	National Retail Properties, Inc.	80,572
1,901	Pennsylvania Real Estate Investment Trust	65,642
4,955	Realty Income Corp.	141,218
3,394	Regency Centers Corp.	225,497
10,956	Simon Property Group, Inc.	1,078,618

See accompanying notes to the financial statements.

Schedule of Portfolio Investments November 30, 2007 (Unaudited)

Ultra Real Estate (continued)

Shares		Value
	Common Stocks (a) (continued)
2,630	Taubman Centers, Inc.	$140,784
3,935	Weingarten Realty Investors	140,283
		3,596,338
	Specialized REIT's — 18.8%
4,689	DiamondRock Hospitality Co.	81,213
1,298	Entertainment Properties Trust	69,170
3,042	FelCor Lodging Trust, Inc.	53,265
10,076	HCP, Inc.	337,042
3,950	Health Care REIT, Inc.	177,000
2,341	Healthcare Realty Trust, Inc.	59,532
4,601	Hospitality Properties Trust	168,121
25,548	Host Hotels & Resorts, Inc.	490,266
1,961	LaSalle Hotel Properties	72,949
4,462	Nationwide Health Properties, Inc.	139,571
8,561	Plum Creek Timber Co., Inc.	396,974
1,914	Potlatch Corp.	87,872
6,306	Public Storage	487,706
3,796	Rayonier, Inc.	176,058
4,102	Senior Housing Properties Trust	90,613
3,648	Strategic Hotels & Resorts, Inc.	66,795
2,934	Sunstone Hotel Investors, Inc.	68,069
6,543	Ventas, Inc.	285,275
		3,307,491
	Total Common Stocks (Cost $15,723,303)	15,020,237
Principal Amount
	Repurchase Agreements — 19.6%
$686,708	Credit Suisse First Boston Corp., 4.64%, dated 11/30/07, due 12/03/07, total to be received $686,974 **	686,708
789,862	Credit Suisse First Boston Corp., 4.55%, dated 11/30/07, due 12/03/07, total to be received $790,161 ***	789,862
137,341	UBS Warburg LLC, 4.55%, dated 11/30/07, due 12/03/07, total to be received $137,393 ****	137,341

Principal Amount		Value
	Repurchase Agreements (continued)
$1,831,222	UBS Warburg LLC, 4.55%, dated 11/30/07, due 12/03/07, total to be received $1,831,916 *****	$1,831,222
	Total Repurchase Agreements (Cost $3,445,133)	3,445,133
	Total Investments (Cost $19,168,446) — 105.0%	18,465,370
	Liabilities in excess of other assets — (5.0%)	(880,898)
	Net Assets — 100.0%	$17,584,472

(a)  A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default.

*  Non-income producing security.

**    Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this Schedule of Portfolio Investments as follows: Federal Home Loan Bank, 0% to 6.00%, due 1/2/08 to 6/8/17; Federal Home Loan Mortgage Corp., 0% to 5.76%, due 12/7/07 to 11/23/35; Federal National Mortgage Association, 0% to 6.30%, due 2/27/08 to 6/13/22, which had a total value of $700,445. The investment in the repurchase agreement was through participation in a pooled account.

***    Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this Schedule of Portfolio Investments as follows: Federal Home Loan Bank, 0% to 5.25%, due 5/16/08 to 10/19/16; Federal Home Loan Mortgage Corp., 0% to 4.00%, due 1/2/08 to 9/22/09; Federal National Mortgage Association, 0% to 6.25%, due 4/10/08 to 8/15/17, which had a total value of $805,661. The investment in the repurchase agreement was through participation in a pooled account.

****    Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this Schedule of Portfolio Investments as follows: Federal Home Loan Mortgage Corp., 0% due 2/11/08 to 4/21/08; Federal National Mortgage Association, 0% to 6.23%, due 5/30/08 to 5/15/30, which had a total value of $140,089. The investment in the repurchase agreement was through participation in a pooled account.

See accompanying notes to the financial statements.

*****  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this Schedule of Portfolio Investments as follows: Federal Home Loan Bank, 0% to 6.00%, due 1/11/08 to 7/21/25; Federal Home Loan Mortgage Corp., 0% to 6.10%, due 2/11/08 to 3/6/37; Federal National Mortgage Association, 0% to 6.21%, due 1/7/08 to 8/6/38, which had a total value of $1,867,847. The investment in the repurchase agreement was through participation in a pooled account.

REIT    Real Estate Investment Trust

As of November 30, 2007, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$314,646
Aggregated gross unrealized depreciation	(1,576,830)
Net unrealized depreciation	$(1,262,184)
Federal income tax cost of investments	$19,727,554

Swap Agreements

Ultra Real Estate had the following open swap agreement as of November 30, 2007:

	Notional Amount at Value	Unrealized Depreciation
Equity Index Swap Agreement based on the Dow Jones U.S. Real EstateSM Index, expiring 12/27/07	$20,824,019	$(841,495)

See accompanying notes to the financial statements.

Schedule of Portfolio Investments November 30, 2007 (Unaudited)

Ultra Semiconductors

Shares		Value
	Common Stocks (a) — 87.0%
	Communications Equipment — 0.2%
3,129	InterDigital, Inc.*	$56,322
	Computers & Peripherals — 1.7%
15,255	SanDisk Corp.*	571,147
	Electrical Equipment — 1.6%
2,302	First Solar, Inc.*	545,919
	Semiconductors & Semiconductor Equipment — 83.5%
1,734	Actel Corp.*	19,006
36,647	Advanced Micro Devices, Inc.*	357,675
22,994	Altera Corp.	431,827
7,022	Amkor Technology, Inc.*	57,861
20,793	Analog Devices, Inc.	640,009
92,311	Applied Materials, Inc.	1,738,216
18,829	Applied Micro Circuits Corp.*	47,261
3,313	Asyst Technologies, Inc.*	11,397
3,752	Atheros Communications, Inc.*	110,646
30,307	Atmel Corp.*	133,048
2,291	ATMI, Inc.*	68,936
6,748	Axcelis Technologies, Inc.*	31,986
31,268	Broadcom Corp., Class A*	836,106
4,428	Brooks Automation, Inc.*	59,468
1,600	Cabot Microelectronics Corp.*	59,840
5,360	Cirrus Logic, Inc.*	30,552
1,415	Cohu, Inc.	22,145
32,576	Conexant Systems, Inc.*	36,159
5,634	Cree, Inc.*	138,765
2,138	Cymer, Inc.*	87,808
10,197	Cypress Semiconductor Corp.*	338,744
1,902	DSP Group, Inc.*	25,734
7,742	Entegris, Inc.*	67,046
2,956	Exar Corp.*	27,166
8,283	Fairchild Semiconductor International, Inc.*	131,368
2,959	Formfactor, Inc.*	112,264
12,794	Integrated Device Technology, Inc.*	155,191
388,524	Intel Corp.	10,132,706
4,784	International Rectifier Corp.*	155,576
8,956	Intersil Corp., Class A	223,363

Shares		Value
	Common Stocks (a) (continued)
12,794	Kla-Tencor Corp.	$615,135
3,604	Kulicke & Soffa Industries, Inc.*	25,516
8,258	Lam Research Corp.*	378,629
7,663	Lattice Semiconductor Corp.*	25,748
14,827	Linear Technology Corp.	451,630
47,837	LSI Corp.*	265,495
4,147	LTX Corp.*	9,953
30,772	Marvell Technology Group Ltd.*	459,734
14,995	MEMC Electronic Materials, Inc.*	1,163,312
3,800	Micrel, Inc.	33,896
14,599	Microchip Technology, Inc.	420,305
50,386	Micron Technology, Inc.*	419,212
4,628	Microsemi Corp.*	105,889
17,636	National Semiconductor Corp.	403,159
8,264	Novellus Systems, Inc.*	214,947
36,369	Nvidia Corp.*	1,147,078
3,638	Omnivision Technologies, Inc.*	67,740
19,608	ON Semiconductor Corp.*	180,198
2,602	Photronics, Inc.*	26,775
14,200	PMC - Sierra, Inc.*	99,684
6,437	Rambus, Inc.*	124,813
17,639	RF Micro Devices, Inc.*	101,953
4,198	Semtech Corp.*	64,061
5,695	Silicon Image, Inc.*	26,766
3,642	Silicon Laboratories, Inc.*	135,264
6,058	Silicon Storage Technology, Inc.*	17,205
3,693	SiRF Technology Holdings, Inc.*	88,964
10,669	Skyworks Solutions, Inc.*	96,875
12,268	Teradyne, Inc.*	133,599
3,132	Tessera Technologies, Inc.*	120,958
96,259	Texas Instruments, Inc.	3,038,897
3,818	Trident Microsystems, Inc.*	23,977
9,297	TriQuint Semiconductor, Inc.*	55,131
5,102	Varian Semiconductor Equipment Associates, Inc.*	211,784
19,899	Xilinx, Inc.	435,788
3,315	Zoran Corp.*	72,333
		27,550,272
	Total Common Stock (Cost $27,942,918)	28,723,660

See accompanying notes to the financial statements.

Principal Amount		Value
	Repurchase Agreements — 20.8%
$1,366,312	Credit Suisse First Boston Corp., 4.64%, dated 11/30/07, due 12/03/07, total to be received $1,366,840 **	$1,366,312
1,571,551	Credit Suisse First Boston Corp., 4.55%, dated 11/30/07, due 12/03/07, total to be received $1,572,147 ***	1,571,551
273,262	UBS Warburg LLC, 4.55%, dated 11/30/07, due 12/03/07, total to be received $273,366 ****	273,262
3,643,498	UBS Warburg LLC, 4.55%, dated 11/30/07, due 12/03/07, total to be received $3,644,879 *****	3,643,498
	Total Repurchase Agreements (Cost $6,854,623)	6,854,623
	Total Investments (Cost $34,797,541) — 107.8%	35,578,283
	Liabilities in excess of other assets — (7.8%)	(2,577,317)
	Net Assets — 100.0%	$33,000,966

(a)  A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default.

*  Non-income producing security.

**  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this Schedule of Portfolio Investments as follows: Federal Home Loan Bank, 0% to 6.00%, due 1/2/08 to 6/8/17; Federal Home Loan Mortgage Corp., 0% to 5.76%, due 12/7/07 to 11/23/35; Federal National Mortgage Association, 0% to 6.30%, due 2/27/08 to 6/13/22, which had a total value of $1,393,644. The investment in the repurchase agreement was through participation in a pooled account.

***  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this Schedule of Portfolio Investments as follows: Federal Home Loan Bank, 0% to 5.25%, due 5/16/08 to 10/19/16; Federal Home Loan Mortgage Corp., 0% to 4.00%, due 1/2/08 to 9/22/09; Federal National Mortgage Association, 0% to 6.25%, due 4/10/08 to 8/15/17, which had a total value of $1,602,988. The investment in the repurchase agreement was through participation in a pooled account.

****  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this Schedule of Portfolio Investments as follows: Federal Home Loan Mortgage Corp., 0% due 2/11/08 to 4/21/08; Federal National Mortgage Association, 0% to 6.23%, due 5/30/08 to 5/15/30, which had a total value of $278,729. The investment in the repurchase agreement was through participation in a pooled account.

*****  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this Schedule of Portfolio Investments as follows: Federal Home Loan Bank, 0% to 6.00%, due 1/11/08 to 7/21/25; Federal Home Loan Mortgage Corp., 0% to 6.10%, due 2/11/08 to 3/6/37; Federal National Mortgage Association, 0% to 6.21%, due 1/7/08 to 8/6/38, which had a total value of $3,716,369. The investment in the repurchase agreement was through participation in a pooled account.

As of November 30, 2007, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$1,772,224
Aggregate gross unrealized depreciation	(1,533,479)
Net unrealized appreciation	$238,745
Federal income tax cost of investments	$35,339,538

Swap Agreements

Ultra Semiconductors had the following open swap agreements as of November 30, 2007:

	Notional Amount at Value	Unrealized Depreciation
Equity Index Swap Agreement based on the Dow Jones U.S. SemiconductorsSM Index, expiring 12/27/07	$16,590,465	$(959,997)
Equity Index Swap Agreement based on the Dow Jones U.S. SemiconductorsSM Index, expiring 12/27/07	23,000,000	(1,599,535)
		$(2,559,532)

See accompanying notes to the financial statements.

Schedule of Portfolio Investments November 30, 2007 (Unaudited)

Ultra Technology

Shares		Value
	Common Stocks (a) — 90.2%
	Commercial Services & Supplies — 0.4%
2,577	IKON Office Solutions, Inc.	$32,548
5,413	Pitney Bowes, Inc.	208,400
		240,948
	Communications Equipment — 14.9%
9,641	3Com Corp.*	41,553
2,899	ADC Telecommunications, Inc.*	48,007
1,504	Adtran, Inc.	32,622
3,856	Andrew Corp.*	56,529
2,624	Arris Group, Inc.*	27,368
1,099	Avocent Corp.*	27,365
1,092	C-COR, Inc.*	13,410
2,068	Ciena Corp.*	90,951
149,067	Cisco Systems, Inc.*	4,176,857
38,302	Corning, Inc.	930,356
973	Dycom Industries, Inc.*	27,380
2,787	Extreme Networks*	10,145
2,054	F5 Networks, Inc.*	54,267
6,093	Finisar Corp.*	10,358
3,159	Foundry Networks, Inc.*	55,693
2,309	Harmonic, Inc.*	23,944
3,354	Harris Corp.	210,531
1,136	InterDigital, Inc.*	20,448
5,174	JDS Uniphase Corp.*	69,642
12,586	Juniper Networks, Inc.*	374,056
56,715	Motorola, Inc.	905,738
3,005	MRV Communications, Inc.*	6,731
1,158	Plantronics, Inc.	31,092
2,237	Polycom, Inc.*	54,292
41,020	Qualcomm, Inc.	1,672,796
6,343	Sonus Networks, Inc.*	41,737
4,609	Sycamore Networks, Inc.*	17,745
1,508	Tekelec*	18,548
9,808	Tellabs, Inc.*	68,264
2,588	Utstarcom, Inc.*	7,505
		9,125,930
	Computers & Peripherals — 24.2%
2,917	Adaptec, Inc.*	9,772
21,100	Apple, Inc.*	3,844,842
9,810	Brocade Communications Systems, Inc.*	71,515

Shares		Value
	Common Stocks (a) (continued)
49,184	Dell, Inc.*	$1,206,975
1,625	Diebold, Inc.	55,185
1,424	Electronics for Imaging*	32,666
51,410	EMC Corp.*	990,671
2,159	Emulex Corp.*	36,163
64,150	Hewlett-Packard Co.	3,281,914
606	Hutchinson Technology, Inc.*	15,944
868	Imation Corp.	17,421
1,143	Intermec, Inc.*	24,540
33,461	International Business Machines Corp.	3,519,428
2,344	Lexmark International, Inc., Class A*	81,759
4,388	NCR Corp.*	105,049
8,890	Network Appliance, Inc.*	219,672
2,348	Palm, Inc.	16,365
3,679	QLogic Corp.*	49,740
4,856	Quantum Corp.*	15,393
5,579	SanDisk Corp.*	208,878
13,097	Seagate Technology	337,772
21,663	Sun Microsystems, Inc.*	450,147
4,330	Teradata Corp.*	112,407
5,392	Western Digital Corp.*	148,981
		14,853,199
	Electrical Equipment — 0.3%
870	First Solar, Inc.*	206,320
	Electronic Equipment & Instruments — 0.3%
760	Agilysys, Inc.	10,557
1,251	Brightpoint, Inc.*	20,779
3,659	Ingram Micro, Inc.*	72,814
1,231	Insight Enterprises, Inc.*	24,386
1,330	Tech Data Corp.*	50,021
		178,557
	Health Care Technology — 0.2%
1,524	Cerner Corp.*	91,059
	Internet Software & Services — 8.9%
4,036	Akamai Technologies, Inc.*	153,610
1,906	Ariba, Inc.*	22,624
965	Digital River, Inc.*	37,317
2,989	Earthlink, Inc.*	20,295
683	Equinix, Inc.*	71,107

See accompanying notes to the financial statements.

Shares		Value
	Common Stocks (a) (continued)
5,608	Google, Inc., Class A*	$3,886,344
787	Infospace, Inc.	14,016
952	Interwoven, Inc.*	11,691
1,171	j2 Global Communications, Inc.*	28,479
1,726	Openwave Systems, Inc.	4,747
2,427	RealNetworks, Inc.*	14,975
1,305	S1 Corp.*	9,683
711	SAVVIS, Inc.*	22,780
1,610	SonicWALL, Inc.*	16,293
1,639	United Online, Inc.	24,651
6,103	VeriSign, Inc.*	249,613
696	Vignette Corp.*	10,704
1,101	Websense, Inc.*	17,990
31,245	Yahoo!, Inc.*	837,678
		5,454,597
	IT Services — 1.8%
746	CACI International, Inc., Class A*	33,861
1,304	Ciber, Inc.*	8,893
7,036	Cognizant Technology Solutions Corp., Class A*	218,820
4,259	Computer Sciences Corp.*	224,960
1,048	CSG Systems International, Inc.*	17,365
1,257	DST Systems, Inc.*	106,531
12,440	Electronic Data Systems Corp.	252,034
1,702	Gartner, Inc.*	32,151
2,173	Perot Systems Corp., Class A*	28,575
2,776	SAIC, Inc.*	55,354
1,071	SRA International, Inc., Class A*	29,281
8,499	Unisys Corp.*	42,155
1,633	VeriFone Holdings, Inc.*	78,433
		1,128,413
	Office Electronics — 0.6%
22,948	Xerox Corp.*	387,362
	Semiconductors & Semiconductor Equipment — 16.5%
612	Actel Corp.*	6,708
13,456	Advanced Micro Devices, Inc.*	131,331
8,456	Altera Corp.	158,804
2,580	Amkor Technology, Inc.*	21,259
7,609	Analog Devices, Inc.	234,205

Shares		Value
	Common Stocks (a) (continued)
33,845	Applied Materials, Inc.	$637,301
6,885	Applied Micro Circuits Corp.*	17,281
1,238	Asyst Technologies, Inc.*	4,259
1,351	Atheros Communications, Inc.*	39,841
11,108	Atmel Corp.*	48,764
867	ATMI, Inc.*	26,088
2,452	Axcelis Technologies, Inc.*	11,623
11,465	Broadcom Corp., Class A*	306,574
1,636	Brooks Automation, Inc.*	21,972
576	Cabot Microelectronics Corp.*	21,542
1,987	Cirrus Logic, Inc.*	11,326
529	Cohu, Inc.	8,279
11,967	Conexant Systems, Inc.*	13,283
2,054	Cree, Inc.*	50,590
769	Cymer, Inc.*	31,583
3,727	Cypress Semiconductor Corp.*	123,811
710	DSP Group, Inc.*	9,606
2,817	Entegris, Inc.*	24,395
1,092	Exar Corp.*	10,035
3,013	Fairchild Semiconductor International, Inc.*	47,786
1,092	Formfactor, Inc.*	41,431
4,668	Integrated Device Technology, Inc.*	56,623
142,494	Intel Corp.	3,716,244
1,725	International Rectifier Corp.*	56,097
3,298	Intersil Corp., Class A	82,252
4,671	Kla-Tencor Corp.	224,582
1,312	Kulicke & Soffa Industries, Inc.*	9,289
3,005	Lam Research Corp.*	137,779
2,799	Lattice Semiconductor Corp.*	9,405
5,414	Linear Technology Corp.	164,910
17,547	LSI Corp.*	97,386
1,507	LTX Corp.*	3,617
11,281	Marvell Technology Group Ltd.*	168,538
5,512	MEMC Electronic Materials, Inc.*	427,621
1,420	Micrel, Inc.	12,666
5,357	Microchip Technology, Inc.	154,228
18,481	Micron Technology, Inc.*	153,762
1,687	Microsemi Corp.*	38,599
6,467	National Semiconductor Corp.	147,836
3,009	Novellus Systems, Inc.*	78,264
13,327	Nvidia Corp.*	420,334
1,323	Omnivision Technologies, Inc.*	24,634

See accompanying notes to the financial statements.

Schedule of Portfolio Investments November 30, 2007 (Unaudited)

Ultra Technology (continued)

Shares		Value
	Common Stocks (a) (continued)
7,196	ON Semiconductor Corp.*	$66,131
946	Photronics, Inc.*	9,734
5,198	PMC - Sierra, Inc.*	36,490
2,373	Rambus, Inc.*	46,012
6,465	RF Micro Devices, Inc.*	37,368
1,521	Semtech Corp.*	23,210
2,071	Silicon Image, Inc.*	9,734
1,324	Silicon Laboratories, Inc.*	49,173
2,219	Silicon Storage Technology, Inc.*	6,302
1,335	SiRF Technology Holdings, Inc.*	32,160
3,902	Skyworks Solutions, Inc.*	35,430
4,481	Teradyne, Inc.*	48,798
1,137	Tessera Technologies, Inc.*	43,911
35,304	Texas Instruments, Inc.	1,114,547
1,424	Trident Microsystems, Inc.*	8,943
3,383	TriQuint Semiconductor, Inc.*	20,061
1,866	Varian Semiconductor Equipment Associates, Inc.*	77,458
7,270	Xilinx, Inc.	159,213
1,242	Zoran Corp.*	27,100
		10,096,118
	Software — 20.7%
915	ACI Worldwide, Inc.*	20,889
14,416	Adobe Systems, Inc.*	607,490
412	Advent Software, Inc.*	20,913
4,782	Amdocs Ltd.*	158,236
1,883	Ansys, Inc.*	73,173
5,685	Autodesk, Inc.*	267,707
9,564	BEA Systems, Inc.*	151,398
4,950	BMC Software, Inc.*	163,746
1,802	Borland Software Corp.*	5,820
10,108	CA, Inc.	247,545
6,810	Cadence Design Systems, Inc.*	113,046
4,404	Check Point Software Technologies*	100,499
4,454	Citrix Systems, Inc.*	164,709
7,397	Compuware Corp.*	61,099
1,338	Fair Isaac Corp.	49,453
2,092	Informatica Corp.*	35,878
7,570	Intuit, Inc.*	221,952
2,056	Jack Henry & Associates, Inc.	55,019
728	JDA Software Group, Inc.*	15,244
1,329	Macrovision Corp.*	33,119

Shares		Value
	Common Stocks (a) (continued)
3,895	McAfee, Inc.*	$151,710
2,070	Mentor Graphics Corp.*	22,542
973	Micros Systems, Inc.*	70,192
204,263	Microsoft Corp.	6,863,237
8,540	Novell, Inc.*	59,951
3,733	Nuance Communications, Inc.*	75,332
96,154	Oracle Corp.*	1,940,388
2,785	Parametric Technology Corp.*	46,510
1,048	Progress Software Corp.*	33,148
1,333	Quest Software, Inc.*	21,555
4,755	Red Hat, Inc.*	95,195
2,395	Salesforce.com, Inc.*	135,868
2,228	Sybase, Inc.*	57,126
21,611	Symantec Corp.*	384,676
3,524	Synopsys, Inc.*	86,726
4,862	TIBCO Software, Inc.*	38,070
1,993	Wind River Systems, Inc.*	20,349
		12,669,510
	Wireless Telecommunication Services — 1.4%
10,038	American Tower Corp., Class A*	457,131
6,900	Crown Castle International Corp.*	289,455
2,375	SBA Communications Corp., Class A*	88,920
		835,506
	Total Common Stock (Cost $54,861,440)	55,267,519
Principal Amount
	Repurchase Agreement — 19.8%
$2,412,868	Credit Suisse First Boston Corp., 4.64%, dated 11/30/07, due 12/03/07, total to be received $2,413,801 **	2,412,868
2,775,316	Credit Suisse First Boston Corp., 4.55%, dated 11/30/07, due 12/03/07, total to be received $2,776,368 ***	2,775,316
482,574	UBS Warburg LLC, 4.55%, dated 11/30/07, due 12/03/07, total to be received $482,757 ****	482,574

See accompanying notes to the financial statements.

Principal Amount		Value
	Repurchase Agreement (continued)
$6,434,315	UBS Warburg LLC, 4.55%, dated 11/30/07, due 12/03/07, total to be received $6,436,755 *****	$6,434,315
	Total Repurchase Agreements (Cost $12,105,073)	12,105,073
	Total Investments (Cost $66,966,513) — 110.0%	67,372,592
	Liabilities in excess of other assets — (10.0%)	(6,114,894)
	Net Assets — 100.0%	$61,257,698

(a)  A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default.

*  Non-income producing security.

**  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this Schedule of Portfolio Investments as follows: Federal Home Loan Bank, 0% to 6.00%, due 1/2/08 to 6/8/17; Federal Home Loan Mortgage Corp., 0% to 5.76%, due 12/7/07 to 11/23/35; Federal National Mortgage Association, 0% to 6.30%, due 2/27/08 to 6/13/22, which had a total value of $2,461,136. The investment in the repurchase agreement was through participation in a pooled account.

***  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this Schedule of Portfolio Investments as follows: Federal Home Loan Bank, 0% to 5.25%, due 5/16/08 to 10/19/16; Federal Home Loan Mortgage Corp., 0% to 4.00%, due 1/2/08 to 9/22/09; Federal National Mortgage Association, 0% to 6.25%, due 4/10/08 to 8/15/17, which had a total value of $2,830,831. The investment in the repurchase agreement was through participation in a pooled account.

****  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this Schedule of Portfolio Investments as follows: Federal Home Loan Mortgage Corp., 0% due 2/11/08 to 4/21/08; Federal National Mortgage Association, 0% to 6.23%, due 5/30/08 to 5/15/30, which had a total value of $492,227. The investment in the repurchase agreement was through participation in a pooled account.

*****  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this Schedule of Portfolio Investments as follows: Federal Home Loan Bank, 0% to 6.00%, due 1/11/08 to 7/21/25; Federal Home Loan Mortgage Corp., 0% to 6.10%, due 2/11/08 to 3/6/37; Federal National Mortgage Association, 0% to 6.21%, due 1/7/08 to 8/6/38, which had a total value of $6,563,003. The investment in the repurchase agreement was through participation in a pooled account.

As of November 30, 2007, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$2,653,294
Aggregate gross unrealized depreciation	(2,881,967)
Net unrealized depreciation	$(228,673)
Federal income tax cost of investments	$67,601,265

Swap Agreements

Ultra Technology had the following open swap agreements as of November 30, 2007:

	Notional Amount at Value	Unrealized Depreciation
Equity Index Swap Agreement based on the Dow Jones U.S. TechnologySM Index, expiring 12/27/07	$20,737,871	$(1,819,056)
Equity Index Swap Agreement based on the Dow Jones U.S. TechnologySM Index, expiring 12/27/07	52,000,000	(4,259,105)
		$(6,078,161)

See accompanying notes to the financial statements.

Schedule of Portfolio Investments November 30, 2007 (Unaudited)

Ultra Utilities

Shares		Value
	Common Stocks (a) — 84.7%
	Electric Utilities — 40.9%
2,982	Allegheny Energy, Inc.	$181,156
455	Allete, Inc.	18,637
7,103	American Electric Power Co., Inc.	338,600
1,077	Cleco Corp.	30,091
2,038	DPL, Inc.	61,711
22,626	Duke Energy Corp.	447,769
5,399	Edison International	302,236
830	El Paso Electric Co.*	21,339
3,530	Entergy Corp.	421,976
12,098	Exelon Corp.	980,785
5,500	FirstEnergy Corp.	377,080
6,707	FPL Group, Inc.	467,880
1,550	Great Plains Energy, Inc.	46,004
1,470	Hawaiian Electric Industries, Inc.	34,031
793	Idacorp, Inc.	27,882
2,771	Northeast Utilities	87,508
3,479	Pepco Holdings, Inc.	97,760
1,789	Pinnacle West Capital Corp.	76,677
6,948	PPL Corp.	354,070
4,643	Progress Energy, Inc.	226,671
6,120	Reliant Energy, Inc.*	159,365
3,985	Sierra Pacific Resources	68,542
13,560	Southern Co.	510,127
633	Unisource Energy Corp.	19,579
1,650	Westar Energy, Inc.	42,751
		5,400,227
	Gas Utilities — 6.5%
1,407	AGL Resources, Inc.	52,172
1,598	Atmos Energy Corp.	41,852
1,175	Energen Corp.	74,894
2,081	Equitable Resources, Inc.	110,002
1,268	National Fuel Gas Co.	60,420
498	New Jersey Resources Corp.	25,124
811	Nicor, Inc.	34,176
480	Northwest Natural Gas Co.	23,026
1,751	Oneok, Inc.	81,421
1,275	Piedmont Natural Gas Co.	33,201
3,106	Questar Corp.	166,016

Shares		Value
	Common Stocks (a) (continued)
1,816	Southern Union Co.	$54,208
758	Southwest Gas Corp.	21,921
1,894	UGI Corp.	50,077
887	WGL Holdings, Inc.	29,306
		857,816
	Independent Power Producers & Energy Traders — 7.2%
12,043	AES Corp. (The)*	263,140
3,283	Constellation Energy Group, Inc.	328,989
4,637	Mirant Corp.*	178,942
4,326	NRG Energy, Inc.*	183,379
		954,450
	Multi-Utilities — 24.7%
2,019	Alliant Energy Corp.	83,829
3,729	Ameren Corp.	200,807
6,737	Aquila, Inc.*	26,678
950	Avista Corp.	20,311
679	Black Hills Corp.	28,287
5,102	Centerpoint Energy, Inc.	91,071
4,044	CMS Energy Corp.	70,487
4,880	Consolidated Edison, Inc.	236,436
10,506	Dominion Resources, Inc.	496,198
3,079	DTE Energy Co.	151,025
2,851	Energy East Corp.	78,802
1,364	Integrys Energy Group, Inc.	69,578
4,942	NiSource, Inc.	91,476
651	NorthWestern Corp.	18,130
1,791	NSTAR	62,685
6,329	PG&E Corp.	292,843
1,243	PNM Resources, Inc.	27,570
4,531	Public Service Enterprise Group, Inc.	433,798
2,106	Puget Energy, Inc.	59,115
1,900	SCANA Corp.	80,959
4,203	Sempra Energy	263,192
3,758	TECO Energy, Inc.	65,089
1,371	Vectren Corp.	40,253
2,110	Wisconsin Energy Corp.	100,942
7,575	Xcel Energy, Inc.	175,058
		3,264,619

See accompanying notes to the financial statements.

Shares		Value
	Common Stocks (a) (continued)
	Oil, Gas & Consumable Fuels — 5.0%
11,313	Spectra Energy Corp.	$278,752
10,738	Williams Cos., Inc.	372,716
		651,468
	Water Utilities — 0.4%
2,380	Aqua America, Inc.	52,693
	Total Common Stock (Cost $9,939,708)	11,181,273
Principal Amount
	Repurchase Agreement — 16.0%
$422,351	Credit Suisse First Boston Corp., 4.64%, dated 11/30/07, due 12/03/07, total to be received $422,514 **	422,351
485,795	Credit Suisse First Boston Corp., 4.55%, dated 11/30/07, due 12/03/07, total to be received $485,979 ***	485,795
84,470	UBS Warburg LLC, 4.55%, dated 11/30/07, due 12/03/07, total to be received $84,534 ****	84,470
1,126,271	UBS Warburg LLC, 4.55%, dated 11/30/07, due 12/03/07, total to be received $1,126,698 *****	1,126,271
	Total Repurchase Agreements (Cost $2,118,887)	2,118,887
	Total Investments (Cost $12,058,595) — 100.7%	13,300,160
	Liabilities in excess of other assets — (0.7%)	(90,550)
	Net Assets — 100.0%	$13,209,610

(a)  A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default.

*  Non-income producing security.

**  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this Schedule of Portfolio Investments as follows: Federal Home Loan Bank, 0% to 6.00%, due 1/2/08 to 6/8/17; Federal Home Loan Mortgage Corp., 0% to 5.76%, due 12/7/07 to 11/23/35; Federal National Mortgage Association, 0% to 6.30%, due 2/27/08 to 6/13/22, which had a total value of $430,800. The investment in the repurchase agreement was through participation in a pooled account.

***  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this Schedule of Portfolio Investments as follows: Federal Home Loan Bank, 0% to 5.25%, due 5/16/08 to 10/19/16; Federal Home Loan Mortgage Corp., 0% to 4.00%, due 1/2/08 to 9/22/09; Federal National Mortgage Association, 0% to 6.25%, due 4/10/08 to 8/15/17, which had a total value of $495,512. The investment in the repurchase agreement was through participation in a pooled account.

****  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this Schedule of Portfolio Investments as follows: Federal Home Loan Mortgage Corp., 0% due 2/11/08 to 4/21/08; Federal National Mortgage Association, 0% to 6.23%, due 5/30/08 to 5/15/30, which had a total value of $86,160. The investment in the repurchase agreement was through participation in a pooled account.

*****  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this Schedule of Portfolio Investments as follows: Federal Home Loan Bank, 0% to 6.00%, due 1/11/08 to 7/21/25; Federal Home Loan Mortgage Corp., 0% to 6.10%, due 2/11/08 to 3/6/37; Federal National Mortgage Association, 0% to 6.21%, due 1/7/08 to 8/6/38, which had a total value of $1,148,796. The investment in the repurchase agreement was through participation in a pooled account.

As of November 30, 2007, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$1,310,691
Aggregate gross unrealized depreciation	(114,158)
Net unrealized appreciation	$1,186,533
Federal income tax cost of investments	$12,103,627

See accompanying notes to the financial statements.

Schedule of Portfolio Investments November 30, 2007 (Unaudited)

Ultra Utilities (continued)

Swap Agreements

Ultra Utilities had the following open swap agreements as of November 30, 2007:

	Notional Amount at Value	Unrealized Depreciation
Equity Index Swap Agreement based on the Dow Jones U.S. UtilitiesSM Index, expiring 12/27/07	$5,307,261	$(42,664)
Equity Index Swap Agreement based on the Dow Jones U.S. UtilitiesSM Index, expiring 12/27/07	10,000,000	(43,027)
		$(85,691)

See accompanying notes to the financial statements.

Schedule of Portfolio Investments November 30, 2007 (Unaudited)

Short QQQ®

Principal Amount		Value
	Repurchase Agreements (a) — 94.9%
$12,911,596	Credit Suisse First Boston Corp., 4.64%, dated 11/30/07, due 12/03/07, total to be received $12,916,588 **	$12,911,596
14,851,105	Credit Suisse First Boston Corp., 4.55%, dated 11/30/07, due 12/03/07, total to be received $14,856,736 ***	14,851,105
2,582,319	UBS Warburg LLC, 4.55%, dated 11/30/07, due 12/03/07, total to be received $2,583,298 ****	2,582,319
34,430,923	UBS Warburg LLC, 4.55%, dated 11/30/07, due 12/03/07, total to be received $34,443,978 *****	34,430,923
	Total Investments (Cost $64,775,943) †	64,775,943
	Other assets less liabilities — 5.1%	3,448,027
	Net Assets — 100.0%	$68,223,970

(a)  A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default.

**  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this Schedule of Portfolio Investments as follows: Federal Home Loan Bank, 0% to 6.00%, due 1/2/08 to 6/8/17; Federal Home Loan Mortgage Corp., 0% to 5.76%, due 12/7/07 to 11/23/35; Federal National Mortgage Association, 0% to 6.30%, due 2/27/08 to 6/13/22, which had a total value of $13,169,885. The investment in the repurchase agreement was through participation in a pooled account.

***  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this Schedule of Portfolio Investments as follows: Federal Home Loan Bank, 0% to 5.25%, due 5/16/08 to 10/19/16; Federal Home Loan Mortgage Corp., 0% to 4.00%, due 1/2/08 to 9/22/09; Federal National Mortgage Association, 0% to 6.25%, due 4/10/08 to 8/15/17, which had a total value of $15,148,175. The investment in the repurchase agreement was through participation in a pooled account.

****  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this Schedule of Portfolio Investments as follows: Federal Home Loan Mortgage Corp., 0% due 2/11/08 to 4/21/08; Federal National Mortgage Association, 0% to 6.23%, due 5/30/08 to 5/15/30, which had a total value of $2,633,977. The investment in the repurchase agreement was through participation in a pooled account.

*****  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this Schedule of Portfolio Investments as follows: Federal Home Loan Bank, 0% to 6.00%, due 1/11/08 to 7/21/25; Federal Home Loan Mortgage Corp., 0% to 6.10%, due 2/11/08 to 3/6/37; Federal National Mortgage Association, 0% to 6.21%, due 1/7/08 to 8/6/38, which had a total value of $35,119,549. The investment in the repurchase agreement was through participation in a pooled account.

†  Tax basis equals book cost.

Futures Contracts Sold

Short QQQ® had the following open short futures contracts as of November 30, 2007:

	Number of Contracts	Expiration Date	Notional Value	Unrealized Appreciation
E-Mini NASDAQ-100® Futures Contracts	157	December - 07	$6,567,310	$297,055

Cash collateral in the amount of $372,754 was pledged to cover margin requirements for open futures contracts as of November 30, 2007.

See accompanying notes to the financial statements.

Schedule of Portfolio Investments November 30, 2007 (Unaudited)

Short QQQ® (continued)

Swap Agreements

Short QQQ® had the following open swap agreements as of November 30, 2007:

	Notional Amount at Value	Unrealized Appreciation
Equity Index Swap Agreement based on the NASDAQ-100® Index, expiring 12/27/07	$(19,127,361)	$329,472
Equity Index Swap Agreement based on the NASDAQ-100® Index, expiring 12/27/07	(10,173,705)	574,987
Equity Index Swap Agreement based on the NASDAQ-100® Index, expiring 12/27/07	(24,717,131)	1,553,016
Equity Index Swap Agreement based on the NASDAQ-100® Index, expiring 12/27/07	(10,633,563)	666,970
		$3,124,445

See accompanying notes to the financial statements.

Schedule of Portfolio Investments November 30, 2007 (Unaudited)

Short Dow30SM

Principal Amount		Value
	Repurchase Agreements (a) — 98.1%
$25,201,487	Credit Suisse First Boston Corp., 4.64%, dated 11/30/07, due 12/03/07, total to be received $25,211,232 **	$25,201,487
28,987,116	Credit Suisse First Boston Corp., 4.55%, dated 11/30/07, due 12/03/07, total to be received $28,998,107 ***	28,987,116
5,040,298	UBS Warburg LLC, 4.55%, dated 11/30/07, due 12/03/07, total to be received $5,042,209 ****	5,040,298
67,203,965	UBS Warburg LLC, 4.55%, dated 11/30/07, due 12/03/07, total to be received $67,229,447 *****	67,203,965
	Total Investments (Cost $126,432,866) †	126,432,866
	Other assets less liabilities — 1.9%	2,392,168
	Net Assets — 100.0%	$128,825,034

(a)  All or a portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default.

**  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this Schedule of Portfolio Investments as follows: Federal Home Loan Bank, 0% to 6.00%, due 1/2/08 to 6/8/17; Federal Home Loan Mortgage Corp., 0% to 5.76%, due 12/7/07 to 11/23/35; Federal National Mortgage Association, 0% to 6.30%, due 2/27/08 to 6/13/22, which had a total value of $25,705,627. The investment in the repurchase agreement was through participation in a pooled account.

***  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this Schedule of Portfolio Investments as follows: Federal Home Loan Bank, 0% to 5.25%, due 5/16/08 to 10/19/16; Federal Home Loan Mortgage Corp., 0% to 4.00%, due 1/2/08 to 9/22/09; Federal National Mortgage Association, 0% to 6.25%, due 4/10/08 to 8/15/17, which had a total value of $29,566,952. The investment in the repurchase agreement was through participation in a pooled account.

****  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this Schedule of Portfolio Investments as follows: Federal Home Loan Mortgage Corp., 0% due 2/11/08 to 4/21/08; Federal National Mortgage Association, 0% to 6.23%, due 5/30/08 to 5/15/30, which had a total value of $5,141,125. The investment in the repurchase agreement was through participation in a pooled account.

*****  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this Schedule of Portfolio Investments as follows: Federal Home Loan Bank, 0% to 6.00%, due 1/11/08 to 7/21/25; Federal Home Loan Mortgage Corp., 0% to 6.10%, due 2/11/08 to 3/6/37; Federal National Mortgage Association, 0% to 6.21%, due 1/7/08 to 8/6/38, which had a total value of $68,548,059. The investment in the repurchase agreement was through participation in a pooled account.

†  Tax basis equals book cost.

Futures Contracts Sold

Short Dow30SM had the following open short futures contracts as of November 30, 2007:

	Number of Contracts	Expiration Date	Notional Value	Unrealized Appreciation
E-Mini Dow Jones Futures Contracts	180	December - 07	$12,069,900	$456,922

Cash collateral in the amount of $485,455 was pledged to cover margin requirements for open futures contracts as of November 30, 2007.

See accompanying notes to the financial statements.

Schedule of Portfolio Investments November 30, 2007 (Unaudited)

Short Dow30SM (continued)

Swap Agreements

Short Dow30SM had the following open swap agreements as of November 30, 2007:

	Notional Amount at Value	Unrealized Appreciation
Equity Index Swap Agreement based on the Dow Jones Industrial AverageTM Index, expiring 12/27/07	$(37,088,370)	$304,352
Equity Index Swap Agreement based on the Dow Jones Industrial AverageTM Index, expiring 12/27/07	(81,743,011)	1,712,484
		$2,016,836

See accompanying notes to the financial statements.

Schedule of Portfolio Investments November 30, 2007 (Unaudited)

Short S&P500®

Principal Amount		Value
	Repurchase Agreements (a) — 98.3%
$45,424,800	Credit Suisse First Boston Corp., 4.64%, dated 11/30/07, due 12/03/07, total to be received $45,442,364 **	$45,424,800
52,248,265	Credit Suisse First Boston Corp., 4.55%, dated 11/30/07, due 12/03/07, total to be received $52,268,076 ***	52,248,265
9,084,960	UBS Warburg LLC, 4.55%, dated 11/30/07, due 12/03/07, total to be received $9,088,405 ****	9,084,960
121,132,800	UBS Warburg LLC, 4.55%, dated 11/30/07, due 12/03/07, total to be received $121,178,730 *****	121,132,800
	Total Investments (Cost $227,890,825) †	227,890,825
	Other assets less liabilities — 1.7%	3,879,010
	Net Assets — 100.0%	$231,769,835

(a)  All or a portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default.

**  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this Schedule of Portfolio Investments as follows: Federal Home Loan Bank, 0% to 6.00%, due 1/2/08 to 6/8/17; Federal Home Loan Mortgage Corp., 0% to 5.76%, due 12/7/07 to 11/23/35; Federal National Mortgage Association, 0% to 6.30%, due 2/27/08 to 6/13/22, which had a total value of $46,333,495. The investment in the repurchase agreement was through participation in a pooled account.

***  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this Schedule of Portfolio Investments as follows: Federal Home Loan Bank, 0% to 5.25%, due 5/16/08 to 10/19/16; Federal Home Loan Mortgage Corp., 0% to 4.00%, due 1/2/08 to 9/22/09; Federal National Mortgage Association, 0% to 6.25%, due 4/10/08 to 8/15/17, which had a total value of $53,293,399. The investment in the repurchase agreement was through participation in a pooled account.

****  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this Schedule of Portfolio Investments as follows: Federal Home Loan Mortgage Corp., 0% due 2/11/08 to 4/21/08; Federal National Mortgage Association, 0% to 6.23%, due 5/30/08 to 5/15/30, which had a total value of $9,266,698. The investment in the repurchase agreement was through participation in a pooled account.

*****  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this Schedule of Portfolio Investments as follows: Federal Home Loan Bank, 0% to 6.00%, due 1/11/08 to 7/21/25; Federal Home Loan Mortgage Corp., 0% to 6.10%, due 2/11/08 to 3/6/37; Federal National Mortgage Association, 0% to 6.21%, due 1/7/08 to 8/6/38, which had a total value of $123,555,482. The investment in the repurchase agreement was through participation in a pooled account.

†  Tax basis equals book cost.

Futures Contracts Sold

Short S&P500® had the following open short futures contracts as of November 30, 2007:

	Number of Contracts	Expiration Date	Notional Value	Unrealized Appreciation
E-Mini S&P 500 Futures Contracts	277	December - 07	$20,563,788	$553,494

Cash collateral in the amount of $1,029,952 was pledged to cover margin requirements for open futures contracts as of November 30, 2007.

See accompanying notes to the financial statements.

Schedule of Portfolio Investments November 30, 2007 (Unaudited)

Short S&P500® (continued)

Swap Agreements

Short S&P500® had the following open swap agreements as of November 30, 2007:

	Notional Amount at Value	Unrealized Appreciation
Equity Index Swap Agreement based on the S&P 500® Index, expiring 12/27/07	$(83,193,186)	$5,019
Equity Index Swap Agreement based on the S&P 500® Index, expiring 12/27/07	(101,984,674)	2,227,911
Equity Index Swap Agreement based on the S&P 500® Index, expiring 12/27/07	(28,830,148)	776,246
		$3,009,176

See accompanying notes to the financial statements.

Schedule of Portfolio Investments November 30, 2007 (Unaudited)

Short MidCap400

Principal Amount		Value
	Repurchase Agreements (a) — 96.9%
$9,571,967	Credit Suisse First Boston Corp., 4.64%, dated 11/30/07, due 12/03/07, total to be received $9,575,668 **	$9,571,967
11,009,816	Credit Suisse First Boston Corp., 4.55%, dated 11/30/07, due 12/03/07, total to be received $11,013,991 ***	11,009,816
1,914,394	UBS Warburg LLC, 4.55%, dated 11/30/07, due 12/03/07, total to be received $1,915,120 ****	1,914,394
25,525,246	UBS Warburg LLC, 4.55%, dated 11/30/07, due 12/03/07, total to be received $25,534,924 *****	25,525,246
	Total Investments (Cost $48,021,423) †	48,021,423
	Other assets less liabilities — 3.1%	1,557,430
	Net Assets — 100.0%	$49,578,853

(a)  A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default.

**  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this Schedule of Portfolio Investments as follows: Federal Home Loan Bank, 0% to 6.00%, due 1/2/08 to 6/8/17; Federal Home Loan Mortgage Corp., 0% to 5.76%, due 12/7/07 to 11/23/35; Federal National Mortgage Association, 0% to 6.30%, due 2/27/08 to 6/13/22, which had a total value of $9,763,449. The investment in the repurchase agreement was through participation in a pooled account.

***  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this Schedule of Portfolio Investments as follows: Federal Home Loan Bank, 0% to 5.25%, due 5/16/08 to 10/19/16; Federal Home Loan Mortgage Corp., 0% to 4.00%, due 1/2/08 to 9/22/09; Federal National Mortgage Association, 0% to 6.25%, due 4/10/08 to 8/15/17, which had a total value of $11,230,048. The investment in the repurchase agreement was through participation in a pooled account.

****  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this Schedule of Portfolio Investments as follows: Federal Home Loan Mortgage Corp., 0% due 2/11/08 to 4/21/08; Federal National Mortgage Association, 0% to 6.23%, due 5/30/08 to 5/15/30, which had a total value of $1,952,689. The investment in the repurchase agreement was through participation in a pooled account.

*****  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this Schedule of Portfolio Investments as follows: Federal Home Loan Bank, 0% to 6.00%, due 1/11/08 to 7/21/25; Federal Home Loan Mortgage Corp., 0% to 6.10%, due 2/11/08 to 3/6/37; Federal National Mortgage Association, 0% to 6.21%, due 1/7/08 to 8/6/38, which had a total value of $26,035,757. The investment in the repurchase agreement was through participation in a pooled account.

†  Tax basis equals book cost.

Futures Contracts Sold

Short MidCap400 had the following open short futures contracts as of November 30, 2007:

	Number of Contracts	Expiration Date	Notional Value	Unrealized Appreciation
E-Mini S&P MidCap400 Futures Contracts	49	December - 07	$4,223,310	$213,009

Cash collateral in the amount of $180,384 was pledged to cover margin requirements for open futures contracts as of November 30, 2007.

See accompanying notes to the financial statements.

Schedule of Portfolio Investments November 30, 2007 (Unaudited)

Short MidCap400 (continued)

Swap Agreements

Short MidCap400 had the following open swap agreements as of November 30, 2007:

	Notional Amount at Value	Unrealized Appreciation
Equity Index Swap Agreement based on the S&P MidCap400 Index, expiring 12/27/07	$(11,017,266)	$187,028
Equity Index Swap Agreement based on the S&P MidCap400 Index, expiring 12/27/07	(10,029,648)	351,989
Equity Index Swap Agreement based on the S&P MidCap400 Index, expiring 12/27/07	(25,707,341)	872,229
		$1,411,246

See accompanying notes to the financial statements.

Schedule of Portfolio Investments November 30, 2007 (Unaudited)

Short SmallCap600

Principal Amount		Value
	Repurchase Agreements (a) — 102.9%
$2,181,979	Credit Suisse First Boston Corp., 4.64%, dated 11/30/07, due 12/03/07, total to be received $2,182,823 **	$2,181,979
2,509,743	Credit Suisse First Boston Corp., 4.55%, dated 11/30/07, due 12/03/07, total to be received $2,510,695 ***	2,509,743
436,396	UBS Warburg LLC, 4.55%, dated 11/30/07, due 12/03/07, total to be received $436,561 ****	436,396
5,818,609	UBS Warburg LLC, 4.55%, dated 11/30/07, due 12/03/07, total to be received $5,820,815 *****	5,818,609
	Total Investments (Cost $10,946,727) †	10,946,727
	Liabilities in excess of other assets — (2.9%)	(303,350)
	Net Assets — 100.0%	$10,643,377

(a)  All or a portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default.

**  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this Schedule of Portfolio Investments as follows: Federal Home Loan Bank, 0% to 6.00%, due 1/2/08 to 6/8/17; Federal Home Loan Mortgage Corp., 0% to 5.76%, due 12/7/07 to 11/23/35; Federal National Mortgage Association, 0% to 6.30%, due 2/27/08 to 6/13/22, which had a total value of $2,225,628. The investment in the repurchase agreement was through participation in a pooled account.

***  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this Schedule of Portfolio Investments as follows: Federal Home Loan Bank, 0% to 5.25%, due 5/16/08 to 10/19/16; Federal Home Loan Mortgage Corp., 0% to 4.00%, due 1/2/08 to 9/22/09; Federal National Mortgage Association, 0% to 6.25%, due 4/10/08 to 8/15/17, which had a total value of $2,559,946. The investment in the repurchase agreement was through participation in a pooled account.

****  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this Schedule of Portfolio Investments as follows: Federal Home Loan Mortgage Corp., 0% due 2/11/08 to 4/21/08; Federal National Mortgage Association, 0% to 6.23%, due 5/30/08 to 5/15/30, which had a total value of $445,125. The investment in the repurchase agreement was through participation in a pooled account.

*****  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this Schedule of Portfolio Investments as follows: Federal Home Loan Bank, 0% to 6.00%, due 1/11/08 to 7/21/25; Federal Home Loan Mortgage Corp., 0% to 6.10%, due 2/11/08 to 3/6/37; Federal National Mortgage Association, 0% to 6.21%, due 1/7/08 to 8/6/38, which had a total value of $5,934,983. The investment in the repurchase agreement was through participation in a pooled account.

†  Tax basis equals book cost.

Swap Agreements

Short SmallCap600 had the following open swap agreement as of November 30, 2007:

	Notional Amount at Value	Unrealized Depreciation
Equity Index Swap Agreement based on the S&P SmallCap 600 Index, expiring 12/27/07	$(10,422,114)	$(262,799)

See accompanying notes to the financial statements.

Schedule of Portfolio Investments November 30, 2007 (Unaudited)

Short Russell2000

Principal Amount		Value
	Repurchase Agreements (a) — 101.8%
$8,801,482	Credit Suisse First Boston Corp., 4.64%, dated 11/30/07, due 12/03/07, total to be received $8,804,885 **	$8,801,482
10,123,592	Credit Suisse First Boston Corp., 4.55%, dated 11/30/07, due 12/03/07, total to be received $10,127,431 ***	10,123,592
1,760,296	UBS Warburg LLC, 4.55%, dated 11/30/07, due 12/03/07, total to be received $1,760,963 ****	1,760,296
23,470,619	UBS Warburg LLC, 4.55%, dated 11/30/07, due 12/03/07, total to be received $23,479,518 *****	23,470,619
	Total Investments (Cost $44,155,989) †	44,155,989
	Liabilities in excess of other assets — (1.8%)	(790,902)
	Net Assets — 100.0%	$43,365,087

(a)  All or a portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default.

**  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this Schedule of Portfolio Investments as follows: Federal Home Loan Bank, 0% to 6.00%, due 1/2/08 to 6/8/17; Federal Home Loan Mortgage Corp., 0% to 5.76%, due 12/7/07 to 11/23/35; Federal National Mortgage Association, 0% to 6.30%, due 2/27/08 to 6/13/22, which had a total value of $8,977,550. The investment in the repurchase agreement was through participation in a pooled account.

***  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this Schedule of Portfolio Investments as follows: Federal Home Loan Bank, 0% to 5.25%, due 5/16/08 to 10/19/16; Federal Home Loan Mortgage Corp., 0% to 4.00%, due 1/2/08 to 9/22/09; Federal National Mortgage Association, 0% to 6.25%, due 4/10/08 to 8/15/17, which had a total value of $10,326,097. The investment in the repurchase agreement was through participation in a pooled account.

****  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this Schedule of Portfolio Investments as follows: Federal Home Loan Mortgage Corp., 0% due 2/11/08 to 4/21/08; Federal National Mortgage Association, 0% to 6.23%, due 5/30/08 to 5/15/30, which had a total value of $1,795,510. The investment in the repurchase agreement was through participation in a pooled account.

*****  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this Schedule of Portfolio Investments as follows: Federal Home Loan Bank, 0% to 6.00%, due 1/11/08 to 7/21/25; Federal Home Loan Mortgage Corp., 0% to 6.10%, due 2/11/08 to 3/6/37; Federal National Mortgage Association, 0% to 6.21%, due 1/7/08 to 8/6/38, which had a total value of $23,940,036. The investment in the repurchase agreement was through participation in a pooled account.

†  Tax basis equals book cost.

Futures Contracts Sold

Short Russell2000 had the following open short futures contracts as of November 30, 2007:

	Number of Contracts	Expiration Date	Notional Value	Unrealized Appreciation
E-Mini Russell 2000 Futures Contracts	58	December - 07	$4,450,920	$218,261

Cash collateral in the amount of $237,513 was pledged to cover margin requirements for open futures contracts as of November 30, 2007.

Swap Agreements

Short Russell2000 had the following open swap agreement as of November 30, 2007:

	Notional Amount at Value	Unrealized Depreciation
Equity Index Swap Agreement based on the Russell 2000® Index, expiring 12/27/07	$(38,042,513)	$(981,983)

See accompanying notes to the financial statements.

Schedule of Portfolio Investments November 30, 2007 (Unaudited)

UltraShort QQQ®

Principal Amount		Value
	Repurchase Agreements (a) — 81.0%
$223,983,874	Credit Suisse First Boston Corp., 4.64%, dated 11/30/07, due 12/03/07, total to be received $224,070,481 **	$223,983,874
257,629,506	Credit Suisse First Boston Corp., 4.55%, dated 11/30/07, due 12/03/07, total to be received $257,727,191 ***	257,629,506
44,796,775	UBS Warburg LLC, 4.55%, dated 11/30/07, due 12/03/07, total to be received $44,813,760 ****	44,796,775
597,290,332	UBS Warburg LLC, 4.55%, dated 11/30/07, due 12/03/07, total to be received $597,516,805 *****	597,290,332
	Total Investments (Cost $1,123,700,487) †	1,123,700,487
	Other assets less liabilities — 19.0%	263,906,453
	Net Assets — 100.0%	$1,387,606,940

(a)  All or a portion of these securities are held in a segregated account for the benefit of swap counterparties in the event of default.

**  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this Schedule of Portfolio Investments as follows: Federal Home Loan Bank, 0% to 6.00%, due 1/2/08 to 6/8/17; Federal Home Loan Mortgage Corp., 0% to 5.76%, due 12/7/07 to 11/23/35; Federal National Mortgage Association, 0% to 6.30%, due 2/27/08 to 6/13/22, which had a total value of $228,464,533. The investment in the repurchase agreement was through participation in a pooled account.

***  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this Schedule of Portfolio Investments as follows: Federal Home Loan Bank, 0% to 5.25%, due 5/16/08 to 10/19/16; Federal Home Loan Mortgage Corp., 0% to 4.00%, due 1/2/08 to 9/22/09; Federal National Mortgage Association, 0% to 6.25%, due 4/10/08 to 8/15/17, which had a total value of $262,782,927. The investment in the repurchase agreement was through participation in a pooled account.

****  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this Schedule of Portfolio Investments as follows: Federal Home Loan Mortgage Corp., 0% due 2/11/08 to 4/21/08; Federal National Mortgage Association, 0% to 6.23%, due 5/30/08 to 5/15/30, which had a total value of $45,692,901. The investment in the repurchase agreement was through participation in a pooled account.

*****  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this Schedule of Portfolio Investments as follows: Federal Home Loan Bank, 0% to 6.00%, due 1/11/08 to 7/21/25; Federal Home Loan Mortgage Corp., 0% to 6.10%, due 2/11/08 to 3/6/37; Federal National Mortgage Association, 0% to 6.21%, due 1/7/08 to 8/6/38, which had a total value of $609,236,265. The investment in the repurchase agreement was through participation in a pooled account.

†  Tax basis equals book cost.

Futures Contracts Sold

UltraShort QQQ® had the following open short futures as of November 30, 2007:

	Number of Contracts	Expiration Date	Notional Value	Unrealized Appreciation
E-Mini NASDAQ-100® Index Futures Contracts	2,679	December - 07	$112,062,570	$4,920,589

Cash collateral in the amount of $6,802,477 was pledged to cover margin requirements for open futures contracts as of November 30, 2007.

See accompanying notes to the financial statements.

Schedule of Portfolio Investments November 30, 2007 (Unaudited)

UltraShort QQQ® (continued)

Swap Agreements

UltraShort QQQ® had the following open swap agreements as of November 30, 2007:

	Notional Amount at Value	Unrealized Appreciation/ (Depreciation)
Equity Index Swap Agreement based on the NASDAQ-100® Index, expiring 12/27/07	$(629,353,993)	$39,931,213
Equity Index Swap Agreement based on the NASDAQ-100® Index, expiring 12/27/07	(548,017,318)	29,063,157
Equity Index Swap Agreement based on the NASDAQ-100® Index, expiring 12/27/07	(977,797,939)	17,256,387
Equity Index Swap Agreement based on the NASDAQ-100® Index, expiring 12/27/07	(320,245,338)	12,721,287
Equity Index Swap Agreement based on the NASDAQ-100® Index, expiring 12/27/07	(250,281,220)	(31,642,211)
		$67,329,833

See accompanying notes to the financial statements.

Schedule of Portfolio Investments November 30, 2007 (Unaudited)

UltraShort Dow30SM

Principal Amount		Value
	Repurchase Agreements (a) — 98.4%
$82,878,550	Credit Suisse First Boston Corp., 4.64%, dated 11/30/07, due 12/03/07, total to be received $82,910,596 **	$82,878,550
95,328,112	Credit Suisse First Boston Corp., 4.55%, dated 11/30/07, due 12/03/07, total to be received $95,364,257 ***	95,328,112
16,575,710	UBS Warburg LLC, 4.55%, dated 11/30/07, due 12/03/07, total to be received $16,581,995 ****	16,575,710
221,009,467	UBS Warburg LLC, 4.55%, dated 11/30/07, due 12/03/07, total to be received $221,093,266 *****	221,009,467
	Total Investments (Cost $415,791,839) †	415,791,839
	Other assets less liabilities — 1.6%	6,639,334
	Net Assets — 100.0%	$422,431,173

(a)  All or a portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default.

**  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this Schedule of Portfolio Investments as follows: Federal Home Loan Bank, 0% to 6.00%, due 1/2/08 to 6/8/17; Federal Home Loan Mortgage Corp., 0% to 5.76%, due 12/7/07 to 11/23/35; Federal National Mortgage Association, 0% to 6.30%, due 2/27/08 to 6/13/22, which had a total value of $84,536,484. The investment in the repurchase agreement was through participation in a pooled account.

***  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this Schedule of Portfolio Investments as follows: Federal Home Loan Bank, 0% to 5.25%, due 5/16/08 to 10/19/16; Federal Home Loan Mortgage Corp., 0% to 4.00%, due 1/2/08 to 9/22/09; Federal National Mortgage Association, 0% to 6.25%, due 4/10/08 to 8/15/17, which had a total value of $97,234,982. The investment in the repurchase agreement was through participation in a pooled account.

****  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this Schedule of Portfolio Investments as follows: Federal Home Loan Mortgage Corp., 0% due 2/11/08 to 4/21/08; Federal National Mortgage Association, 0% to 6.23%, due 5/30/08 to 5/15/30, which had a total value of $16,907,295. The investment in the repurchase agreement was through participation in a pooled account.

*****  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this Schedule of Portfolio Investments as follows: Federal Home Loan Bank, 0% to 6.00%, due 1/11/08 to 7/21/25; Federal Home Loan Mortgage Corp., 0% to 6.10%, due 2/11/08 to 3/6/37; Federal National Mortgage Association, 0% to 6.21%, due 1/7/08 to 8/6/38, which had a total value of $225,429,703. The investment in the repurchase agreement was through participation in a pooled account.

†  Tax basis equals book cost.

Futures Contracts Sold

UltraShort Dow30SM had the following open short futures contracts as of November 30, 2007:

	Number of Contracts	Expiration Date	Notional Value	Unrealized Appreciation
E-Mini Dow Jones Futures Contracts	525	December - 07	$35,203,875	$1,243,510

Cash collateral in the amount of $1,661,508 was pledged to cover margin requirements for open futures contracts as of November 30, 2007.

See accompanying notes to the financial statements.

Schedule of Portfolio Investments November 30, 2007 (Unaudited)

UltraShort Dow30SM (continued)

Swap Agreements

UltraShort Dow30SM had the following open swap agreements as of November 30, 2007:

	Notional Amount at Value	Unrealized Appreciation/ (Depreciation)
Equity Index Swap Agreement based on the Dow Jones Industrial AverageTM Index, expiring 12/27/07	$(191,109,406)	$2,075,208
Equity Index Swap Agreement based on the Dow Jones Industrial AverageTM Index, expiring 12/27/07	(304,225,838)	(13,458,386)
Equity Index Swap Agreement based on the Dow Jones Industrial AverageTM Index, expiring 12/27/07	(290,326,703)	(12,688,319)
		$(24,071,497)

See accompanying notes to the financial statements.

Schedule of Portfolio Investments November 30, 2007 (Unaudited)

UltraShort S&P500®

Principal Amount		Value
	Repurchase Agreements (a) — 90.8%
$307,704,800	Credit Suisse First Boston Corp., 4.64%, dated 11/30/07, due 12/03/07, total to be received $307,823,779 **	$307,704,800
353,926,530	Credit Suisse First Boston Corp., 4.55%, dated 11/30/07, due 12/03/07, total to be received $354,060,727 ***	353,926,530
61,540,960	UBS Warburg LLC, 4.55%, dated 11/30/07, due 12/03/07, total to be received $61,564,294 ****	61,540,960
820,546,132	UBS Warburg LLC, 4.55%, dated 11/30/07, due 12/03/07, total to be received $820,857,256 *****	820,546,132
	Total Investments (Cost $1,543,718,422) †	1,543,718,422
	Other assets less liabilities — 9.2%	156,313,182
	Net Assets — 100.0%	$1,700,031,604

(a)  All or a portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default.

**  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this Schedule of Portfolio Investments as follows: Federal Home Loan Bank, 0% to 6.00%, due 1/2/08 to 6/8/17; Federal Home Loan Mortgage Corp., 0% to 5.76%, due 12/7/07 to 11/23/35; Federal National Mortgage Association, 0% to 6.30%, due 2/27/08 to 6/13/22, which had a total value of $313,860,243. The investment in the repurchase agreement was through participation in a pooled account.

***  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this Schedule of Portfolio Investments as follows: Federal Home Loan Bank, 0% to 5.25%, due 5/16/08 to 10/19/16; Federal Home Loan Mortgage Corp., 0% to 4.00%, due 1/2/08 to 9/22/09; Federal National Mortgage Association, 0% to 6.25%, due 4/10/08 to 8/15/17, which had a total value of $361,006,202. The investment in the repurchase agreement was through participation in a pooled account.

****  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this Schedule of Portfolio Investments as follows: Federal Home Loan Mortgage Corp., 0% due 2/11/08 to 4/21/08; Federal National Mortgage Association, 0% to 6.23%, due 5/30/08 to 5/15/30, which had a total value of $62,772,041. The investment in the repurchase agreement was through participation in a pooled account.

*****  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this Schedule of Portfolio Investments as follows: Federal Home Loan Bank, 0% to 6.00%, due 1/11/08 to 7/21/25; Federal Home Loan Mortgage Corp., 0% to 6.10%, due 2/11/08 to 3/6/37; Federal National Mortgage Association, 0% to 6.21%, due 1/7/08 to 8/6/38, which had a total value of $836,957,229. The investment in the repurchase agreement was through participation in a pooled account.

†  Tax basis equals book cost.

Futures Contracts Sold

UltraShort S&P500® had the following open short futures contracts as of November 30, 2007:

	Number of Contracts	Expiration Date	Notional Value	Unrealized Appreciation
E-Mini S&P 500 Futures Contracts	1,862	December - 07	$138,230,225	$5,286,545

Cash collateral in the amount of $7,491,723 was pledged to cover margin requirements for open futures contracts as of May 31, 2007.

See accompanying notes to the financial statements.

Schedule of Portfolio Investments November 30, 2007 (Unaudited)

UltraShort S&P500® (continued)

Swap Agreements

UltraShort S&P500® had the following open swap agreements as of November 30, 2007:

	Notional Amount at Value	Unrealized Appreciation/ (Depreciation)
Equity Index Swap Agreement based on the S&P 500® Index, expiring 12/27/07	$(977,799,268)	$26,307,515
Equity Index Swap Agreement based on the S&P 500® Index, expiring 12/27/07	(277,429,779)	33,637,858
Equity Index Swap Agreement based on the S&P 500® Index, expiring 12/27/07	(465,284,334)	1,363,987
Equity Index Swap Agreement based on the S&P 500® Index, expiring 12/27/07	(687,934,230)	14,034,040
Equity Index Swap Agreement based on the S&P 500® Index, expiring 12/27/07	(922,110,195)	(2,672,454)
		$72,670,946

See accompanying notes to the financial statements.

Schedule of Portfolio Investments November 30, 2007 (Unaudited)

UltraShort MidCap400

Principal Amount		Value
	Repurchase Agreements (a) — 98.5%
$34,809,987	Credit Suisse First Boston Corp., 4.64%, dated 11/30/07, due 12/03/07, total to be received $34,823,447 **	$34,809,987
40,038,953	Credit Suisse First Boston Corp., 4.55%, dated 11/30/07, due 12/03/07, total to be received $40,054,134 ***	40,038,953
6,961,997	UBS Warburg LLC, 4.55%, dated 11/30/07, due 12/03/07, total to be received $6,964,637 ****	6,961,997
92,826,631	UBS Warburg LLC, 4.55%, dated 11/30/07, due 12/03/07, total to be received $92,861,828 *****	92,826,631
	Total Investments (Cost $174,637,568) †	174,637,568
	Other assets less liabilities — 1.5%	2,593,450
	Net Assets — 100.0%	$177,231,018

(a)  All or a portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default.

**  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this Schedule of Portfolio Investments as follows: Federal Home Loan Bank, 0% to 6.00%, due 1/2/08 to 6/8/17; Federal Home Loan Mortgage Corp., 0% to 5.76%, due 12/7/07 to 11/23/35; Federal National Mortgage Association, 0% to 6.30%, due 2/27/08 to 6/13/22, which had a total value of $35,506,339. The investment in the repurchase agreement was through participation in a pooled account.

***  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this Schedule of Portfolio Investments as follows: Federal Home Loan Bank, 0% to 5.25%, due 5/16/08 to 10/19/16; Federal Home Loan Mortgage Corp., 0% to 4.00%, due 1/2/08 to 9/22/09; Federal National Mortgage Association, 0% to 6.25%, due 4/10/08 to 8/15/17, which had a total value of $40,839,861. The investment in the repurchase agreement was through participation in a pooled account.

****  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this Schedule of Portfolio Investments as follows: Federal Home Loan Mortgage Corp., 0% due 2/11/08 to 4/21/08; Federal National Mortgage Association, 0% to 6.23%, due 5/30/08 to 5/15/30, which had a total value of $7,101,267. The investment in the repurchase agreement was through participation in a pooled account.

*****  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this Schedule of Portfolio Investments as follows: Federal Home Loan Bank, 0% to 6.00%, due 1/11/08 to 7/21/25; Federal Home Loan Mortgage Corp., 0% to 6.10%, due 2/11/08 to 3/6/37; Federal National Mortgage Association, 0% to 6.21%, due 1/7/08 to 8/6/38, which had a total value of $94,683,184. The investment in the repurchase agreement was through participation in a pooled account.

†  Tax basis equals book cost.

Futures Contracts Sold

UltraShort MidCap400 had the following open short futures contracts as of November 30, 2007:

	Number of Contracts	Expiration Date	Notional Value	Unrealized Appreciation
E-Mini S&P MidCap400 Futures Contracts	158	December - 07	$13,618,020	$631,439

Cash collateral in the amount of $671,315 was pledged to cover margin requirements for open futures contracts as of November 30, 2007.

See accompanying notes to the financial statements.

Schedule of Portfolio Investments November 30, 2007 (Unaudited)

UltraShort MidCap400 (continued)

Swap Agreements

UltraShort MidCap400 had the following open swap agreements as of November 30, 2007:

	Notional Amount at Value	Unrealized Appreciation/ (Depreciation)
Equity Index Swap Agreement based on the S&P MidCap400 Index, expiring 12/27/07	$(75,195,744)	$2,445,696
Equity Index Swap Agreement based on the S&P MidCap400 Index, expiring 12/27/07	(79,623,820)	2,181,095
Equity Index Swap Agreement based on the S&P MidCap400 Index, expiring 12/27/07	(188,119,474)	(2,573,213)
		$2,053,578

See accompanying notes to the financial statements.

Schedule of Portfolio Investments November 30, 2007 (Unaudited)

UltraShort SmallCap600

Principal Amount		Value
	Repurchase Agreements (a) — 104.4%
$10,881,374	Credit Suisse First Boston Corp., 4.64%, dated 11/30/07, due 12/03/07, total to be received $10,885,581 **	$10,881,374
12,515,915	Credit Suisse First Boston Corp., 4.55%, dated 11/30/07, due 12/03/07, total to be received $12,520,661 ***	12,515,915
2,176,275	UBS Warburg LLC, 4.55%, dated 11/30/07, due 12/03/07, total to be received $2,177,100 ****	2,176,275
29,016,997	UBS Warburg LLC, 4.55%, dated 11/30/07, due 12/03/07, total to be received $29,027,999 *****	29,016,997
	Total Investments (Cost $54,590,561) †	54,590,561
	Liabilities in excess of other assets — (4.4%)	(2,320,100)
	Net Assets — 100.0%	$52,270,461

(a)  A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default.

**  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this Schedule of Portfolio Investments as follows: Federal Home Loan Bank, 0% to 6.00%, due 1/2/08 to 6/8/17; Federal Home Loan Mortgage Corp., 0% to 5.76%, due 12/7/07 to 11/23/35; Federal National Mortgage Association, 0% to 6.30%, due 2/27/08 to 6/13/22, which had a total value of $11,099,049. The investment in the repurchase agreement was through participation in a pooled account.

***  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this Schedule of Portfolio Investments as follows: Federal Home Loan Bank, 0% to 5.25%, due 5/16/08 to 10/19/16; Federal Home Loan Mortgage Corp., 0% to 4.00%, due 1/2/08 to 9/22/09; Federal National Mortgage Association, 0% to 6.25%, due 4/10/08 to 8/15/17, which had a total value of $12,766,273. The investment in the repurchase agreement was through participation in a pooled account.

****  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this Schedule of Portfolio Investments as follows: Federal Home Loan Mortgage Corp., 0% due 2/11/08 to 4/21/08; Federal National Mortgage Association, 0% to 6.23%, due 5/30/08 to 5/15/30, which had a total value of $2,219,810. The investment in the repurchase agreement was through participation in a pooled account.

*****  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this Schedule of Portfolio Investments as follows: Federal Home Loan Bank, 0% to 6.00%, due 1/11/08 to 7/21/25; Federal Home Loan Mortgage Corp., 0% to 6.10%, due 2/11/08 to 3/6/37; Federal National Mortgage Association, 0% to 6.21%, due 1/7/08 to 8/6/38, which had a total value of $29,597,344. The investment in the repurchase agreement was through participation in a pooled account.

†  Tax basis equals book cost.

Swap Agreements

UltraShort SmallCap600 had the following open swap agreements as of November 30, 2007:

	Notional Amount at Value	Unrealized Appreciation/ (Depreciation)
Equity Index Swap Agreement based on the S&P SmallCap 600 Index, expiring 12/27/07	$(95,344,488)	$(2,565,543)
Equity Index Swap Agreement based on the S&P SmallCap 600 Index, expiring 12/27/07	(7,500,000)	312,930
		$(2,252,613)

See accompanying notes to the financial statements.

Schedule of Portfolio Investments November 30, 2007 (Unaudited)

UltraShort Russell2000

Principal Amount		Value
	Repurchase Agreements (a) — 91.0%
$121,617,443	Credit Suisse First Boston Corp., 4.64%, dated 11/30/07, due 12/03/07, total to be received $121,664,468 **	$121,617,443
139,886,150	Credit Suisse First Boston Corp., 4.55%, dated 11/30/07, due 12/03/07, total to be received $139,939,190 ***	139,886,150
24,323,489	UBS Warburg LLC, 4.55%, dated 11/30/07, due 12/03/07, total to be received $24,332,712 ****	24,323,489
324,313,182	UBS Warburg LLC, 4.55%, dated 11/30/07, due 12/03/07, total to be received $324,436,151 *****	324,313,182
	Total Investments (Cost $610,140,264) †	610,140,264
	Other assets less liabilities — 9.0%	60,449,428
	Net Assets — 100.0%	$670,589,692

(a)  All or a portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default.

**  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this Schedule of Portfolio Investments as follows: Federal Home Loan Bank, 0% to 6.00%, due 1/2/08 to 6/8/17; Federal Home Loan Mortgage Corp., 0% to 5.76%, due 12/7/07 to 11/23/35; Federal National Mortgage Association, 0% to 6.30%, due 2/27/08 to 6/13/22, which had a total value of $124,050,325. The investment in the repurchase agreement was through participation in a pooled account.

***  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this Schedule of Portfolio Investments as follows: Federal Home Loan Bank, 0% to 5.25%, due 5/16/08 to 10/19/16; Federal Home Loan Mortgage Corp., 0% to 4.00%, due 1/2/08 to 9/22/09; Federal National Mortgage Association, 0% to 6.25%, due 4/10/08 to 8/15/17, which had a total value of $142,684,324. The investment in the repurchase agreement was through participation in a pooled account.

****  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this Schedule of Portfolio Investments as follows: Federal Home Loan Mortgage Corp., 0% due 2/11/08 to 4/21/08; Federal National Mortgage Association, 0% to 6.23%, due 5/30/08 to 5/15/30, which had a total value of $24,810,062. The investment in the repurchase agreement was through participation in a pooled account.

*****  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this Schedule of Portfolio Investments as follows: Federal Home Loan Bank, 0% to 6.00%, due 1/11/08 to 7/21/25; Federal Home Loan Mortgage Corp., 0% to 6.10%, due 2/11/08 to 3/6/37; Federal National Mortgage Association, 0% to 6.21%, due 1/7/08 to 8/6/38, which had a total value of $330,799,515. The investment in the repurchase agreement was through participation in a pooled account.

†  Tax basis equals book cost.

Futures Contracts Sold

UltraShort Russell2000 had the following open short futures contracts as of November 30, 2007:

	Number of Contracts	Expiration Date	Notional Value	Unrealized Appreciation
E-Mini Russell 2000 Futures Contracts	832	December - 07	$63,847,680	$4,057,650

Cash collateral in the amount of $2,918,641 was pledged to cover margin requirements for open futures contracts as of November 30, 2007.

See accompanying notes to the financial statements.

Swap Agreements

UltraShort Russell2000 had the following open swap agreements as of November 30, 2007:

	Notional Amount at Value	Unrealized Appreciation
Equity Index Swap Agreement based on the Russell 2000® Index, expiring 12/27/07	$(445,126,153)	$13,080,442
Equity Index Swap Agreement based on the Russell 2000® Index, expiring 12/27/07	(350,149,764)	13,862,874
Equity Index Swap Agreement based on the Russell 2000® Index, expiring 12/27/07	(125,222,848)	3,145,587
Equity Index Swap Agreement based on the Russell 2000® Index, expiring 12/27/07	(403,940,759)	17,137,369
		$47,226,272

See accompanying notes to the financial statements.

Schedule of Portfolio Investments November 30, 2007 (Unaudited)

UltraShort Russell1000 Value

Principal Amount		Value
	Repurchase Agreements (a) — 110.9%
$2,465,352	Credit Suisse First Boston Corp., 4.64%, dated 11/30/07, due 12/03/07, total to be received $2,466,305 **	$2,465,352
2,835,683	Credit Suisse First Boston Corp., 4.55%, dated 11/30/07, due 12/03/07, total to be received $2,836,758 ***	2,835,683
493,070	UBS Warburg LLC, 4.55%, dated 11/30/07, due 12/03/07, total to be received $493,257 ****	493,070
6,574,271	UBS Warburg LLC, 4.55%, dated 11/30/07, due 12/03/07, total to be received $6,576,764 *****	6,574,271
	Total Investments (Cost $12,368,376) †	12,368,376
	Liabilities in excess of other assets — (10.9%)	(1,212,796)
	Net Assets — 100.0%	$11,155,580

(a)  All or a portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default.

**  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this Schedule of Portfolio Investments as follows: Federal Home Loan Bank, 0% to 6.00%, due 1/2/08 to 6/8/17; Federal Home Loan Mortgage Corp., 0% to 5.76%, due 12/7/07 to 11/23/35; Federal National Mortgage Association, 0% to 6.30%, due 2/27/08 to 6/13/22, which had a total value of $2,514,669. The investment in the repurchase agreement was through participation in a pooled account.

***  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this Schedule of Portfolio Investments as follows: Federal Home Loan Bank, 0% to 5.25%, due 5/16/08 to 10/19/16; Federal Home Loan Mortgage Corp., 0% to 4.00%, due 1/2/08 to 9/22/09; Federal National Mortgage Association, 0% to 6.25%, due 4/10/08 to 8/15/17, which had a total value of $2,892,406. The investment in the repurchase agreement was through participation in a pooled account.

****  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this Schedule of Portfolio Investments as follows: Federal Home Loan Mortgage Corp., 0% due 2/11/08 to 4/21/08; Federal National Mortgage Association, 0% to 6.23%, due 5/30/08 to 5/15/30, which had a total value of $502,934. The investment in the repurchase agreement was through participation in a pooled account.

*****  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this Schedule of Portfolio Investments as follows: Federal Home Loan Bank, 0% to 6.00%, due 1/11/08 to 7/21/25; Federal Home Loan Mortgage Corp., 0% to 6.10%, due 2/11/08 to 3/6/37; Federal National Mortgage Association, 0% to 6.21%, due 1/7/08 to 8/6/38, which had a total value of $6,705,758. The investment in the repurchase agreement was through participation in a pooled account.

†  Tax basis equals book cost.

Swap Agreements

UltraShort Russell1000 Value had the following swap agreement as of November 30, 2007:

	Notional Amount at Value	Unrealized Depreciation
Equity Index Swap Agreement based on the Russell 1000® Value Index, expiring 12/27/07	$(21,304,381)	$(1,172,857)

See accompanying notes to the financial statements.

Schedule of Portfolio Investments November 30, 2007 (Unaudited)

UltraShort Russell1000 Growth

Principal Amount		Value
	Repurchase Agreements (a) — 109.3%
$4,054,608	Credit Suisse First Boston Corp., 4.64%, dated 11/30/07, due 12/03/07, total to be received $4,056,176 **	$4,054,608
4,663,669	Credit Suisse First Boston Corp., 4.55%, dated 11/30/07, due 12/03/07, total to be received $4,665,437 ***	4,663,669
810,921	UBS Warburg LLC, 4.55%, dated 11/30/07, due 12/03/07, total to be received $811,228 ****	810,921
10,812,288	UBS Warburg LLC, 4.55%, dated 11/30/07, due 12/03/07, total to be received $10,816,388 *****	10,812,288
	Total Investments (Cost $20,341,486) †	20,341,486
	Liabilities in excess of other assets — (9.3%)	(1,738,496)
	Net Assets — 100.0%	$18,602,990

(a)  All or a portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default.

**  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this Schedule of Portfolio Investments as follows: Federal Home Loan Bank, 0% to 6.00%, due 1/2/08 to 6/8/17; Federal Home Loan Mortgage Corp., 0% to 5.76%, due 12/7/07 to 11/23/35; Federal National Mortgage Association, 0% to 6.30%, due 2/27/08 to 6/13/22, which had a total value of $4,135,718. The investment in the repurchase agreement was through participation in a pooled account.

***  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this Schedule of Portfolio Investments as follows: Federal Home Loan Bank, 0% to 5.25%, due 5/16/08 to 10/19/16; Federal Home Loan Mortgage Corp., 0% to 4.00%, due 1/2/08 to 9/22/09; Federal National Mortgage Association, 0% to 6.25%, due 4/10/08 to 8/15/17, which had a total value of $4,756,957. The investment in the repurchase agreement was through participation in a pooled account.

****  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this Schedule of Portfolio Investments as follows: Federal Home Loan Mortgage Corp., 0% due 2/11/08 to 4/21/08; Federal National Mortgage Association, 0% to 6.23%, due 5/30/08 to 5/15/30, which had a total value of $827,143. The investment in the repurchase agreement was through participation in a pooled account.

*****  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this Schedule of Portfolio Investments as follows: Federal Home Loan Bank, 0% to 6.00%, due 1/11/08 to 7/21/25; Federal Home Loan Mortgage Corp., 0% to 6.10%, due 2/11/08 to 3/6/37; Federal National Mortgage Association, 0% to 6.21%, due 1/7/08 to 8/6/38, which had a total value of $11,028,536. The investment in the repurchase agreement was through participation in a pooled account.

†  Tax basis equals book cost.

Swap Agreements

UltraShort Russell1000 Growth had the following open swap agreement as of November 30, 2007:

	Notional Amount at Value	Unrealized Depreciation
Equity Index Swap Agreement based on the Russell 1000® Growth Index, expiring 12/27/07	$(35,810,072)	$(1,593,109)

See accompanying notes to the financial statements.

Schedule of Portfolio Investments November 30, 2007 (Unaudited)

UltraShort Russell MidCap Value

Principal Amount		Value
	Repurchase Agreements (a) — 95.8%
$1,169,057	Credit Suisse First Boston Corp., 4.64%, dated 11/30/07, due 12/03/07, total to be received $1,169,509 **	$1,169,057
1,344,666	Credit Suisse First Boston Corp., 4.55%, dated 11/30/07, due 12/03/07, total to be received $1,345,176 ***	1,344,666
233,811	UBS Warburg LLC, 4.55%, dated 11/30/07, due 12/03/07, total to be received $233,900 ****	233,811
3,117,484	UBS Warburg LLC, 4.55%, dated 11/30/07, due 12/03/07, total to be received $3,118,666 *****	3,117,484
	Total Investments (Cost $5,865,018) †	5,865,018
	Other assets less liabilities — 4.2%	254,306
	Net Assets — 100.0%	$6,119,324

(a)  All or a portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default.

**  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this Schedule of Portfolio Investments as follows: Federal Home Loan Bank, 0% to 6.00%, due 1/2/08 to 6/8/17; Federal Home Loan Mortgage Corp., 0% to 5.76%, due 12/7/07 to 11/23/35; Federal National Mortgage Association, 0% to 6.30%, due 2/27/08 to 6/13/22, which had a total value of $1,192,443. The investment in the repurchase agreement was through participation in a pooled account.

***  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this Schedule of Portfolio Investments as follows: Federal Home Loan Bank, 0% to 5.25%, due 5/16/08 to 10/19/16; Federal Home Loan Mortgage Corp., 0% to 4.00%, due 1/2/08 to 9/22/09; Federal National Mortgage Association, 0% to 6.25%, due 4/10/08 to 8/15/17, which had a total value of $1,371,563. The investment in the repurchase agreement was through participation in a pooled account.

****  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this Schedule of Portfolio Investments as follows: Federal Home Loan Mortgage Corp., 0% due 2/11/08 to 4/21/08; Federal National Mortgage Association, 0% to 6.23%, due 5/30/08 to 5/15/30, which had a total value of $238,489. The investment in the repurchase agreement was through participation in a pooled account.

*****  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this Schedule of Portfolio Investments as follows: Federal Home Loan Bank, 0% to 6.00%, due 1/11/08 to 7/21/25; Federal Home Loan Mortgage Corp., 0% to 6.10%, due 2/11/08 to 3/6/37; Federal National Mortgage Association, 0% to 6.21%, due 1/7/08 to 8/6/38, which had a total value of $3,179,834. The investment in the repurchase agreement was through participation in a pooled account.

†  Tax basis equals book cost.

Swap Agreements

UltraShort Russell MidCap Value had the following open swap agreements as of November 30, 2007:

	Notional Amount at Value	Unrealized Appreciation
Equity Index Swap Agreement based on the Russell MidCap® Value Index, expiring 12/27/07	$(3,618,481)	$24,183
Equity Index Swap Agreement based on the Russell MidCap® Value Index, expiring 12/27/07	(9,000,000)	268,384
		$292,567

See accompanying notes to the financial statements.

Schedule of Portfolio Investments November 30, 2007 (Unaudited)

UltraShort Russell MidCap Growth

Principal Amount		Value
	Repurchase Agreements (a) — 111.5%
$1,081,119	Credit Suisse First Boston Corp., 4.64%, dated 11/30/07, due 12/03/07, total to be received $1,081,537 **	$1,081,119
1,243,519	Credit Suisse First Boston Corp., 4.55%, dated 11/30/07, due 12/03/07, total to be received $1,243,991 ***	1,243,519
216,224	UBS Warburg LLC, 4.55%, dated 11/30/07, due 12/03/07, total to be received $216,306 ****	216,224
2,882,985	UBS Warburg LLC, 4.55%, dated 11/30/07, due 12/03/07, total to be received $2,884,078 *****	2,882,985
	Total Investments (Cost $5,423,847) †	5,423,847
	Liabilities in excess of other assets — (11.5)%	(559,153)
	Net Assets — 100.0%	$4,864,694

(a)  All or a portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default.

**  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this Schedule of Portfolio Investments as follows: Federal Home Loan Bank, 0% to 6.00%, due 1/2/08 to 6/8/17; Federal Home Loan Mortgage Corp., 0% to 5.76%, due 12/7/07 to 11/23/35; Federal National Mortgage Association, 0% to 6.30%, due 2/27/08 to 6/13/22, which had a total value of $1,102,746. The investment in the repurchase agreement was through participation in a pooled account.

***  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this Schedule of Portfolio Investments as follows: Federal Home Loan Bank, 0% to 5.25%, due 5/16/08 to 10/19/16; Federal Home Loan Mortgage Corp., 0% to 4.00%, due 1/2/08 to 9/22/09; Federal National Mortgage Association, 0% to 6.25%, due 4/10/08 to 8/15/17, which had a total value of $1,268,394. The investment in the repurchase agreement was through participation in a pooled account.

****  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this Schedule of Portfolio Investments as follows: Federal Home Loan Mortgage Corp., 0% due 2/11/08 to 4/21/08; Federal National Mortgage Association, 0% to 6.23%, due 5/30/08 to 5/15/30, which had a total value of $220,549. The investment in the repurchase agreement was through participation in a pooled account.

*****  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this Schedule of Portfolio Investments as follows: Federal Home Loan Bank, 0% to 6.00%, due 1/11/08 to 7/21/25; Federal Home Loan Mortgage Corp., 0% to 6.10%, due 2/11/08 to 3/6/37; Federal National Mortgage Association, 0% to 6.21%, due 1/7/08 to 8/6/38, which had a total value of $2,940,645. The investment in the repurchase agreement was through participation in a pooled account.

†  Tax basis equals book cost.

Swap Agreements

UltraShort Russell MidCap Growth had the following open swap agreement as of November 30, 2007:

	Notional Amount at Value	Unrealized Depreciation
Equity Index Swap Agreement based on the Russell MidCap® Growth Index, expiring 12/27/07	$(9,258,324)	$(523,018)

See accompanying notes to the financial statements.

Schedule of Portfolio Investments November 30, 2007 (Unaudited)

UltraShort Russell2000 Value

Principal Amount		Value
	Repurchase Agreements (a) — 101.3%
$9,452,828	Credit Suisse First Boston Corp., 4.64%, dated 11/30/07, due 12/03/07, total to be received $9,456,483 **	$9,452,828
10,872,781	Credit Suisse First Boston Corp., 4.55%, dated 11/30/07, due 12/03/07, total to be received $10,876,904 ***	10,872,781
1,890,566	UBS Warburg LLC, 4.55%, dated 11/30/07, due 12/03/07, total to be received $1,891,283 ****	1,890,566
25,207,543	UBS Warburg LLC, 4.55%, dated 11/30/07, due 12/03/07, total to be received $25,217,101 *****	25,207,543
	Total Investments (Cost $47,423,718) †	47,423,718
	Liabilities in excess of other assets — (1.3%)	(599,329)
	Net Assets — 100.0%	$46,824,389

(a)  All or a portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default.

**  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this Schedule of Portfolio Investments as follows: Federal Home Loan Bank, 0% to 6.00%, due 1/2/08 to 6/8/17; Federal Home Loan Mortgage Corp., 0% to 5.76%, due 12/7/07 to 11/23/35; Federal National Mortgage Association, 0% to 6.30%, due 2/27/08 to 6/13/22, which had a total value of $9,641,297. The investment in the repurchase agreement was through participation in a pooled account.

***  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this Schedule of Portfolio Investments as follows: Federal Home Loan Bank, 0% to 5.25%, due 5/16/08 to 10/19/16; Federal Home Loan Mortgage Corp., 0% to 4.00%, due 1/2/08 to 9/22/09; Federal National Mortgage Association, 0% to 6.25%, due 4/10/08 to 8/15/17, which had a total value of $11,090,272. The investment in the repurchase agreement was through participation in a pooled account.

****  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this Schedule of Portfolio Investments as follows: Federal Home Loan Mortgage Corp., 0% due 2/11/08 to 4/21/08; Federal National Mortgage Association, 0% to 6.23%, due 5/30/08 to 5/15/30, which had a total value of $1,928,385. The investment in the repurchase agreement was through participation in a pooled account.

*****  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this Schedule of Portfolio Investments as follows: Federal Home Loan Bank, 0% to 6.00%, due 1/11/08 to 7/21/25; Federal Home Loan Mortgage Corp., 0% to 6.10%, due 2/11/08 to 3/6/37; Federal National Mortgage Association, 0% to 6.21%, due 1/7/08 to 8/6/38, which had a total value of $25,711,699. The investment in the repurchase agreement was through participation in a pooled account.

†  Tax basis equals book cost.

Swap Agreements

UltraShort Russell2000 Value had the following open swap agreements as of November 30, 2007:

	Notional Amount at Value	Unrealized Appreciation/ (Depreciation)
Equity Index Swap Agreement based on the Russell 2000® Value Index, expiring 12/27/07	$(42,000,000)	$1,575,777
Equity Index Swap Agreement based on the Russell 2000® Value Index, expiring 12/27/07	(51,755,346)	(2,116,996)
		$(541,219)

See accompanying notes to the financial statements.

Schedule of Portfolio Investments November 30, 2007 (Unaudited)

UltraShort Russell2000 Growth

Principal Amount		Value
	Repurchase Agreements (a) — 106.8%
$5,414,455	Credit Suisse First Boston Corp., 4.64%, dated 11/30/07, due 12/03/07, total to be received $5,416,549 **	$5,414,455
6,227,785	Credit Suisse First Boston Corp., 4.55%, dated 11/30/07, due 12/03/07, total to be received $6,230,146 ***	6,227,785
1,082,891	UBS Warburg LLC, 4.55%, dated 11/30/07, due 12/03/07, total to be received $1,083,302 ****	1,082,891
14,438,548	UBS Warburg LLC, 4.55%, dated 11/30/07, due 12/03/07, total to be received $14,444,023 *****	14,438,548
	Total Investments (Cost $27,163,679) †	27,163,679
	Liabilities in excess of other assets — (6.8%)	(1,721,650)
	Net Assets — 100.0%	$25,442,029

(a)  All or a portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default

**  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this Schedule of Portfolio Investments as follows: Federal Home Loan Bank, 0% to 6.00%, due 1/2/08 to 6/8/17; Federal Home Loan Mortgage Corp., 0% to 5.76%, due 12/7/07 to 11/23/35; Federal National Mortgage Association, 0% to 6.30%, due 2/27/08 to 6/13/22, which had a total value of $5,552,768. The investment in the repurchase agreement was through participation in a pooled account.

***  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this Schedule of Portfolio Investments as follows: Federal Home Loan Bank, 0% to 5.25%, due 5/16/08 to 10/19/16; Federal Home Loan Mortgage Corp., 0% to 4.00%, due 1/2/08 to 9/22/09; Federal National Mortgage Association, 0% to 6.25%, due 4/10/08 to 8/15/17, which had a total value of $6,352,361. The investment in the repurchase agreement was through participation in a pooled account.

****  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this Schedule of Portfolio Investments as follows: Federal Home Loan Mortgage Corp., 0% due 2/11/08 to 4/21/08; Federal National Mortgage Association, 0% to 6.23%, due 5/30/08 to 5/15/30, which had a total value of $1,104,553. The investment in the repurchase agreement was through participation in a pooled account.

*****  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this Schedule of Portfolio Investments as follows: Federal Home Loan Bank, 0% to 6.00%, due 1/11/08 to 7/21/25; Federal Home Loan Mortgage Corp., 0% to 6.10%, due 2/11/08 to 3/6/37; Federal National Mortgage Association, 0% to 6.21%, due 1/7/08 to 8/6/38, which had a total value of $14,727,322. The investment in the repurchase agreement was through participation in a pooled account.

†  Tax basis equals book cost.

Swap Agreements

UltraShort Russell2000 Growth had the following open swap agreements as of November 30, 2007:

	Notional Amount at Value	Unrealized Appreciation/ (Depreciation)
Equity Index Swap Agreement based on the Russell 2000® Growth Index, expiring 12/27/07	$(41,492,015)	$(2,067,338)
Equity Index Swap Agreement based on the Russell 2000® Growth Index, expiring 12/27/07	(8,000,000)	395,316
		$(1,672,022)

See accompanying notes to the financial statements.

Schedule of Portfolio Investments November 30, 2007 (Unaudited)

UltraShort Basic Materials

Principal Amount		Value
	Repurchase Agreements (a) — 111.5%
$16,865,384	Credit Suisse First Boston Corp., 4.64%, dated 11/30/07, due 12/03/07, total to be received $16,871,905 **	$16,865,384
19,398,810	Credit Suisse First Boston Corp., 4.55%, dated 11/30/07, due 12/03/07, total to be received $19,406,165 ***	19,398,810
3,373,077	UBS Warburg LLC, 4.55%, dated 11/30/07, due 12/03/07, total to be received $3,374,356 ****	3,373,077
44,974,358	UBS Warburg LLC, 4.55%, dated 11/30/07, due 12/03/07, total to be received $44,991,411 *****	44,974,358
	Total Investments (Cost $84,611,629) †	84,611,629
	Liabilities in excess of other assets — (11.5%)	(8,716,075)
	Net Assets — 100.0%	$75,895,554

(a)  All or a portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default.

**  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this Schedule of Portfolio Investments as follows: Federal Home Loan Bank, 0% to 6.00%, due 1/2/08 to 6/8/17; Federal Home Loan Mortgage Corp., 0% to 5.76%, due 12/7/07 to 11/23/35; Federal National Mortgage Association, 0% to 6.30%, due 2/27/08 to 6/13/22, which had a total value of $17,202,766. The investment in the repurchase agreement was through participation in a pooled account.

***  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this Schedule of Portfolio Investments as follows: Federal Home Loan Bank, 0% to 5.25%, due 5/16/08 to 10/19/16; Federal Home Loan Mortgage Corp., 0% to 4.00%, due 1/2/08 to 9/22/09; Federal National Mortgage Association, 0% to 6.25%, due 4/10/08 to 8/15/17, which had a total value of $19,786,849. The investment in the repurchase agreement was through participation in a pooled account.

****  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this Schedule of Portfolio Investments as follows: Federal Home Loan Mortgage Corp., 0% due 2/11/08 to 4/21/08; Federal National Mortgage Association, 0% to 6.23%, due 5/30/08 to 5/15/30, which had a total value of $3,440,553. The investment in the repurchase agreement was through participation in a pooled account.

*****  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this Schedule of Portfolio Investments as follows: Federal Home Loan Bank, 0% to 6.00%, due 1/11/08 to 7/21/25; Federal Home Loan Mortgage Corp., 0% to 6.10%, due 2/11/08 to 3/6/37; Federal National Mortgage Association, 0% to 6.21%, due 1/7/08 to 8/6/38, which had a total value of $45,873,855. The investment in the repurchase agreement was through participation in a pooled account.

†  Tax basis equals book cost.

Swap Agreements

UltraShort Basic Materials had the following open swap agreements as of November 30, 2007:

	Notional Amount at Value	Unrealized Depreciation
Equity Index Swap Agreement based on the Dow Jones U.S. Basic MaterialsSM Index, expiring 12/27/07	$(65,346,861)	$(2,971,903)
Equity Index Swap Agreement based on the Dow Jones U.S. Basic MaterialsSM Index, expiring 12/27/07	(78,668,037)	(5,676,139)
		$(8,648,042)

See accompanying notes to the financial statements.

Schedule of Portfolio Investments November 30, 2007 (Unaudited)

UltraShort Consumer Goods

Principal Amount		Value
	Repurchase Agreements (a) — 62.5%
$2,861,968	Credit Suisse First Boston Corp., 4.64%, dated 11/30/07, due 12/03/07, total to be received $2,863,075 **	$2,861,968
3,291,877	Credit Suisse First Boston Corp., 4.55%, dated 11/30/07, due 12/03/07, total to be received $3,293,125 ***	3,291,877
572,394	UBS Warburg LLC, 4.55%, dated 11/30/07, due 12/03/07, total to be received $572,611 ****	572,394
7,631,915	UBS Warburg LLC, 4.55%, dated 11/30/07, due 12/03/07, total to be received $7,634,809 *****	7,631,915
	Total Investments (Cost $14,358,154) †	14,358,154
	Other assets less liabilities — 37.5%	8,629,098
	Net Assets — 100.0%	$22,987,252

(a)  A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default.

**  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this Schedule of Portfolio Investments as follows: Federal Home Loan Bank, 0% to 6.00%, due 1/2/08 to 6/8/17; Federal Home Loan Mortgage Corp., 0% to 5.76%, due 12/7/07 to 11/23/35; Federal National Mortgage Association, 0% to 6.30%, due 2/27/08 to 6/13/22, which had a total value of $2,919,220. The investment in the repurchase agreement was through participation in a pooled account.

***  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this Schedule of Portfolio Investments as follows: Federal Home Loan Bank, 0% to 5.25%, due 5/16/08 to 10/19/16; Federal Home Loan Mortgage Corp., 0% to 4.00%, due 1/2/08 to 9/22/09; Federal National Mortgage Association, 0% to 6.25%, due 4/10/08 to 8/15/17, which had a total value of $3,357,725. The investment in the repurchase agreement was through participation in a pooled account.

****  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this Schedule of Portfolio Investments as follows: Federal Home Loan Mortgage Corp., 0% due 2/11/08 to 4/21/08; Federal National Mortgage Association, 0% to 6.23%, due 5/30/08 to 5/15/30, which had a total value of $583,844. The investment in the repurchase agreement was through participation in a pooled account.

*****  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this Schedule of Portfolio Investments as follows: Federal Home Loan Bank, 0% to 6.00%, due 1/11/08 to 7/21/25; Federal Home Loan Mortgage Corp., 0% to 6.10%, due 2/11/08 to 3/6/37; Federal National Mortgage Association, 0% to 6.21%, due 1/7/08 to 8/6/38, which had a total value of $7,784,555. The investment in the repurchase agreement was through participation in a pooled account.

†  Tax basis equals book cost.

Swap Agreements

UltraShort Consumer Goods had the following open swap agreements as of November 30, 2007:

	Notional Amount at Value	Unrealized Depreciation
Equity Index Swap Agreement based on the Dow Jones U.S. Consumer GoodsSM Index, expiring 12/27/07	$(41,177,959)	$(589,171)
Equity Index Swap Agreement based on the Dow Jones U.S. Consumer GoodsSM Index, expiring 12/27/07	(4,500,000)	(71,123)
		$(660,294)

See accompanying notes to the financial statements.

Schedule of Portfolio Investments November 30, 2007 (Unaudited)

UltraShort Consumer Services

Principal Amount		Value
	Repurchase Agreements (a) — 99.7%
$6,036,321	Credit Suisse First Boston Corp., 4.64%, dated 11/30/07, due 12/03/07, total to be received $6,038,655 **	$6,036,321
6,943,065	Credit Suisse First Boston Corp., 4.55%, dated 11/30/07, due 12/03/07, total to be received $6,945,698 ***	6,943,065
1,207,264	UBS Warburg LLC, 4.55%, dated 11/30/07, due 12/03/07, total to be received $1,207,722 ****	1,207,264
16,096,857	UBS Warburg LLC, 4.55%, dated 11/30/07, due 12/03/07, total to be received $16,102,960 *****	16,096,857
	Total Investments (Cost $30,283,507) †	30,283,507
	Other assets less liabilities — 0.3%	100,193
	Net Assets — 100.0%	$30,383,700

(a)  A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default.

**  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this Schedule of Portfolio Investments as follows: Federal Home Loan Bank, 0% to 6.00%, due 1/2/08 to 6/8/17; Federal Home Loan Mortgage Corp., 0% to 5.76%, due 12/7/07 to 11/23/35; Federal National Mortgage Association, 0% to 6.30%, due 2/27/08 to 6/13/22, which had a total value of $6,157,074. The investment in the repurchase agreement was through participation in a pooled account.

***  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this Schedule of Portfolio Investments as follows: Federal Home Loan Bank, 0% to 5.25%, due 5/16/08 to 10/19/16; Federal Home Loan Mortgage Corp., 0% to 4.00%, due 1/2/08 to 9/22/09; Federal National Mortgage Association, 0% to 6.25%, due 4/10/08 to 8/15/17, which had a total value of $7,081,948. The investment in the repurchase agreement was through participation in a pooled account.

****  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this Schedule of Portfolio Investments as follows: Federal Home Loan Mortgage Corp., 0% due 2/11/08 to 4/21/08; Federal National Mortgage Association, 0% to 6.23%, due 5/30/08 to 5/15/30, which had a total value of $1,231,415. The investment in the repurchase agreement was through participation in a pooled account.

*****  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this Schedule of Portfolio Investments as follows: Federal Home Loan Bank, 0% to 6.00%, due 1/11/08 to 7/21/25; Federal Home Loan Mortgage Corp., 0% to 6.10%, due 2/11/08 to 3/6/37; Federal National Mortgage Association, 0% to 6.21%, due 1/7/08 to 8/6/38, which had a total value of $16,418,798. The investment in the repurchase agreement was through participation in a pooled account.

†  Tax basis equals book cost.

Swap Agreements

UltraShort Consumer Services had the following open swap agreements as of November 30, 2007:

	Notional Amount at Value	Unrealized Appreciation/ (Depreciation)
Equity Index Swap Agreement based on the Dow Jones U.S. Consumer ServicesSM Index, expiring 12/27/07	$(31,354,279)	$(364,078)
Equity Index Swap Agreement based on the Dow Jones U.S. Consumer ServicesSM Index, expiring 12/27/07	(30,000,000)	516,588
		$152,510

See accompanying notes to the financial statements.

Schedule of Portfolio Investments November 30, 2007 (Unaudited)

UltraShort Financials

Principal Amount		Value
	Repurchase Agreements (a) — 101.9%
$197,063,461	Credit Suisse First Boston Corp., 4.64%, dated 11/30/07, due 12/03/07, total to be received $197,139,659 **	$197,063,461
226,665,256	Credit Suisse First Boston Corp., 4.55%, dated 11/30/07, due 12/03/07, total to be received $226,751,200 ***	226,665,256
39,412,692	UBS Warburg LLC, 4.55%, dated 11/30/07, due 12/03/07, total to be received $39,427,636 ****	39,412,692
525,502,564	UBS Warburg LLC, 4.55%, dated 11/30/07, due 12/03/07, total to be received $525,701,817 *****	525,502,564
	Total Investments (Cost $988,643,973) †	988,643,973
	Liabilities in excess of other assets — (1.9%)	(18,473,610)
	Net Assets — 100.0%	$970,170,363

(a)  A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default.

**  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this Schedule of Portfolio Investments as follows: Federal Home Loan Bank, 0% to 6.00%, due 1/2/08 to 6/8/17; Federal Home Loan Mortgage Corp., 0% to 5.76%, due 12/7/07 to 11/23/35; Federal National Mortgage Association, 0% to 6.30%, due 2/27/08 to 6/13/22, which had a total value of $201,005,594. The investment in the repurchase agreement was through participation in a pooled account.

***  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this Schedule of Portfolio Investments as follows: Federal Home Loan Bank, 0% to 5.25%, due 5/16/08 to 10/19/16; Federal Home Loan Mortgage Corp., 0% to 4.00%, due 1/2/08 to 9/22/09; Federal National Mortgage Association, 0% to 6.25%, due 4/10/08 to 8/15/17, which had a total value of $231,199,292. The investment in the repurchase agreement was through participation in a pooled account.

****  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this Schedule of Portfolio Investments as follows: Federal Home Loan Mortgage Corp., 0% due 2/11/08 to 4/21/08; Federal National Mortgage Association, 0% to 6.23%, due 5/30/08 to 5/15/30, which had a total value of $40,201,114. The investment in the repurchase agreement was through participation in a pooled account.

*****  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this Schedule of Portfolio Investments as follows: Federal Home Loan Bank, 0% to 6.00%, due 1/11/08 to 7/21/25; Federal Home Loan Mortgage Corp., 0% to 6.10%, due 2/11/08 to 3/6/37; Federal National Mortgage Association, 0% to 6.21%, due 1/7/08 to 8/6/38, which had a total value of $536,012,727. The investment in the repurchase agreement was through participation in a pooled account.

†  Tax basis equals book cost.

Swap Agreements

UltraShort Financials had the following open swap agreements as of November 30, 2007:

	Notional Amount at Value	Unrealized Appreciation/ (Depreciation)
Equity Index Swap Agreement based on the Dow Jones U.S. FinancialsSM Index, expiring 12/27/07	$(404,194,195)	$(9,505,402)
Equity Index Swap Agreement based on the Dow Jones U.S. FinancialsSM Index, expiring 12/27/07	(408,590,537)	455,796
Equity Index Swap Agreement based on the Dow Jones U.S. FinancialsSM Index, expiring 12/27/07	(123,799,721)	1,588,647
Equity Index Swap Agreement based on the Dow Jones U.S. FinancialsSM Index, expiring 12/27/07	(424,370,458)	(5,260,947)
Equity Index Swap Agreement based on the Dow Jones U.S. FinancialsSM Index, expiring 12/27/07	(595,421,462)	790,822
		$(11,931,084)

See accompanying notes to the financial statements.

Schedule of Portfolio Investments November 30, 2007 (Unaudited)

UltraShort Health Care

Principal Amount		Value
	Repurchase Agreements (a) — 105.4%
$1,981,892	Credit Suisse First Boston Corp., 4.64%, dated 11/30/07, due 12/03/07, total to be received $1,982,658 **	$1,981,892
2,279,602	Credit Suisse First Boston Corp., 4.55%, dated 11/30/07, due 12/03/07, total to be received $2,280,466 ***	2,279,602
396,379	UBS Warburg LLC, 4.55%, dated 11/30/07, due 12/03/07, total to be received $396,529 ****	396,379
5,285,046	UBS Warburg LLC, 4.55%, dated 11/30/07, due 12/03/07, total to be received $5,287,050 *****	5,285,046
	Total Investments (Cost $9,942,919) †	9,942,919
	Liabilities in excess of other assets — (5.4%)	(513,394)
	Net Assets — 100.0%	$9,429,525

(a)  All or a portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default.

**  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this Schedule of Portfolio Investments as follows: Federal Home Loan Bank, 0% to 6.00%, due 1/2/08 to 6/8/17; Federal Home Loan Mortgage Corp., 0% to 5.76%, due 12/7/07 to 11/23/35; Federal National Mortgage Association, 0% to 6.30%, due 2/27/08 to 6/13/22, which had a total value of $2,021,539. The investment in the repurchase agreement was through participation in a pooled account.

***  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this Schedule of Portfolio Investments as follows: Federal Home Loan Bank, 0% to 5.25%, due 5/16/08 to 10/19/16; Federal Home Loan Mortgage Corp., 0% to 4.00%, due 1/2/08 to 9/22/09; Federal National Mortgage Association, 0% to 6.25%, due 4/10/08 to 8/15/17, which had a total value of $2,325,201. The investment in the repurchase agreement was through participation in a pooled account.

****  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this Schedule of Portfolio Investments as follows: Federal Home Loan Mortgage Corp., 0% due 2/11/08 to 4/21/08; Federal National Mortgage Association, 0% to 6.23%, due 5/30/08 to 5/15/30, which had a total value of $404,308. The investment in the repurchase agreement was through participation in a pooled account.

*****  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this Schedule of Portfolio Investments as follows: Federal Home Loan Bank, 0% to 6.00%, due 1/11/08 to 7/21/25; Federal Home Loan Mortgage Corp., 0% to 6.10%, due 2/11/08 to 3/6/37; Federal National Mortgage Association, 0% to 6.21%, due 1/7/08 to 8/6/38, which had a total value of $5,390,749. The investment in the repurchase agreement was through participation in a pooled account.

†  Tax basis equals book cost.

Swap Agreements

UltraShort Health Care had the following open swap agreements as of November 30, 2007:

	Notional Amount at Value	Unrealized Depreciation
Equity Index Swap Agreement based on the Dow Jones U.S. Health CareSM Index, expiring 12/27/07	$(10,433,327)	$(295,460)
Equity Index Swap Agreement based on the Dow Jones U.S. Health CareSM Index, expiring 12/27/07	(8,000,000)	(176,755)
		$(472,215)

See accompanying notes to the financial statements.

Schedule of Portfolio Investments November 30, 2007 (Unaudited)

UltraShort Industrials

Principal Amount		Value
	Repurchase Agreements (a) — 103.6%
$4,353,031	Credit Suisse First Boston Corp., 4.64%, dated 11/30/07, due 12/03/07, total to be received $4,354,714 **	$4,353,031
5,006,920	Credit Suisse First Boston Corp., 4.55%, dated 11/30/07, due 12/03/07, total to be received $5,008,818 ***	5,006,920
870,606	UBS Warburg LLC, 4.55%, dated 11/30/07, due 12/03/07, total to be received $870,936 ****	870,606
11,608,083	UBS Warburg LLC, 4.55%, dated 11/30/07, due 12/03/07, total to be received $11,612,484 *****	11,608,083
	Total Investments (Cost $21,838,640) †	21,838,640
	Liabilities in excess of other assets — (3.6%)	(754,892)
	Net Assets — 100.0%	$21,083,748

(a)  All or a portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default.

**  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this Schedule of Portfolio Investments as follows: Federal Home Loan Bank, 0% to 6.00%, due 1/2/08 to 6/8/17; Federal Home Loan Mortgage Corp., 0% to 5.76%, due 12/7/07 to 11/23/35; Federal National Mortgage Association, 0% to 6.30%, due 2/27/08 to 6/13/22, which had a total value of $4,440,111. The investment in the repurchase agreement was through participation in a pooled account.

***  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this Schedule of Portfolio Investments as follows: Federal Home Loan Bank, 0% to 5.25%, due 5/16/08 to 10/19/16; Federal Home Loan Mortgage Corp., 0% to 4.00%, due 1/2/08 to 9/22/09; Federal National Mortgage Association, 0% to 6.25%, due 4/10/08 to 8/15/17, which had a total value of $5,107,074. The investment in the repurchase agreement was through participation in a pooled account.

****  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this Schedule of Portfolio Investments as follows: Federal Home Loan Mortgage Corp., 0% due 2/11/08 to 4/21/08; Federal National Mortgage Association, 0% to 6.23%, due 5/30/08 to 5/15/30, which had a total value of $888,022. The investment in the repurchase agreement was through participation in a pooled account.

*****  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this Schedule of Portfolio Investments as follows: Federal Home Loan Bank, 0% to 6.00%, due 1/11/08 to 7/21/25; Federal Home Loan Mortgage Corp., 0% to 6.10%, due 2/11/08 to 3/6/37; Federal National Mortgage Association, 0% to 6.21%, due 1/7/08 to 8/6/38, which had a total value of $11,840,247. The investment in the repurchase agreement was through participation in a pooled account.

†  Tax basis equals book cost.

Swap Agreements

UltraShort Industrials had the following open swap agreements as of November 30, 2007:

	Notional Amount at Value	Unrealized Appreciation/ (Depreciation)
Equity Index Swap Agreement based on the Dow Jones U.S. IndustrialsSM Index, expiring 12/27/07	$(32,471,841)	$(1,042,215)
Equity Index Swap Agreement based on the Dow Jones U.S. IndustrialsSM Index, expiring 12/27/07	(9,200,000)	331,672
		$(710,543)

See accompanying notes to the financial statements.

Schedule of Portfolio Investments November 30, 2007 (Unaudited)

UltraShort Oil & Gas

Principal Amount		Value
	Repurchase Agreements (a) — 98.7%
$60,659,224	Credit Suisse First Boston Corp., 4.64%, dated 11/30/07, due 12/03/07, total to be received $60,682,679 **	$60,659,224
69,771,121	Credit Suisse First Boston Corp., 4.55%, dated 11/30/07, due 12/03/07, total to be received $69,797,576 ***	69,771,121
12,131,845	UBS Warburg LLC, 4.55%, dated 11/30/07, due 12/03/07, total to be received $12,136,445 ****	12,131,845
161,757,932	UBS Warburg LLC, 4.55%, dated 11/30/07, due 12/03/07, total to be received $161,819,265 *****	161,757,932
	Total Investments (Cost $304,320,122) †	304,320,122
	Other assets less liabilities — 1.3%	4,007,216
	Net Assets — 100.0%	$308,327,338

(a)  All or a portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default.

**  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this Schedule of Portfolio Investments as follows: Federal Home Loan Bank, 0% to 6.00%, due 1/2/08 to 6/8/17; Federal Home Loan Mortgage Corp., 0% to 5.76%, due 12/7/07 to 11/23/35; Federal National Mortgage Association, 0% to 6.30%, due 2/27/08 to 6/13/22, which had a total value of $61,872,675. The investment in the repurchase agreement was through participation in a pooled account.

***  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this Schedule of Portfolio Investments as follows: Federal Home Loan Bank, 0% to 5.25%, due 5/16/08 to 10/19/16; Federal Home Loan Mortgage Corp., 0% to 4.00%, due 1/2/08 to 9/22/09; Federal National Mortgage Association, 0% to 6.25%, due 4/10/08 to 8/15/17, which had a total value of $71,166,768. The investment in the repurchase agreement was through participation in a pooled account.

****  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this Schedule of Portfolio Investments as follows: Federal Home Loan Mortgage Corp., 0% due 2/11/08 to 4/21/08; Federal National Mortgage Association, 0% to 6.23%, due 5/30/08 to 5/15/30, which had a total value of $12,374,533. The investment in the repurchase agreement was through participation in a pooled account.

*****  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this Schedule of Portfolio Investments as follows: Federal Home Loan Bank, 0% to 6.00%, due 1/11/08 to 7/21/25; Federal Home Loan Mortgage Corp., 0% to 6.10%, due 2/11/08 to 3/6/37; Federal National Mortgage Association, 0% to 6.21%, due 1/7/08 to 8/6/38, which had a total value of $164,993,125. The investment in the repurchase agreement was through participation in a pooled account.

†  Tax basis equals book cost.

Swap Agreements

UltraShort Oil & Gas had the following open swap agreements as of November 30, 2007:

	Notional Amount at Value	Unrealized Depreciation
Equity Index Swap Agreement based on the Dow Jones U.S. Oil & GasSM Index, expiring 12/27/07	$(370,563,238)	$(12,127,838)
Equity Index Swap Agreement based on the Dow Jones U.S. Oil & GasSM Index, expiring 12/27/07	(233,365,642)	(6,084,844)
		$(18,212,682)

See accompanying notes to the financial statements.

Schedule of Portfolio Investments November 30, 2007 (Unaudited)

UltraShort Real Estate

Principal Amount		Value
	Repurchase Agreements (a) — 100.1%
$113,872,578	Credit Suisse First Boston Corp., 4.64%, dated 11/30/07, due 12/03/07, total to be received $113,916,609 **	$113,872,578
130,977,893	Credit Suisse First Boston Corp., 4.55%, dated 11/30/07, due 12/03/07, total to be received $131,027,555 ***	130,977,893
22,774,516	UBS Warburg LLC, 4.55%, dated 11/30/07, due 12/03/07, total to be received $22,783,151 ****	22,774,516
303,660,208	UBS Warburg LLC, 4.55%, dated 11/30/07, due 12/03/07, total to be received $303,775,346 *****	303,660,208
	Total Investments (Cost $571,285,195) †	571,285,195
	Liabilities in excess of other assets — (0.1%)	(313,503)
	Net Assets — 100.0%	$570,971,692

(a)  All or a portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default.

**  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this Schedule of Portfolio Investments as follows: Federal Home Loan Bank, 0% to 6.00%, due 1/2/08 to 6/8/17; Federal Home Loan Mortgage Corp., 0% to 5.76%, due 12/7/07 to 11/23/35; Federal National Mortgage Association, 0% to 6.30%, due 2/27/08 to 6/13/22, which had a total value of $116,150,528. The investment in the repurchase agreement was through participation in a pooled account.

***  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this Schedule of Portfolio Investments as follows: Federal Home Loan Bank, 0% to 5.25%, due 5/16/08 to 10/19/16; Federal Home Loan Mortgage Corp., 0% to 4.00%, due 1/2/08 to 9/22/09; Federal National Mortgage Association, 0% to 6.25%, due 4/10/08 to 8/15/17, which had a total value of $133,597,873. The investment in the repurchase agreement was through participation in a pooled account.

****  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this Schedule of Portfolio Investments as follows: Federal Home Loan Mortgage Corp., 0% due 2/11/08 to 4/21/08; Federal National Mortgage Association, 0% to 6.23%, due 5/30/08 to 5/15/30, which had a total value of $23,230,103. The investment in the repurchase agreement was through participation in a pooled account.

*****  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this Schedule of Portfolio Investments as follows: Federal Home Loan Bank, 0% to 6.00%, due 1/11/08 to 7/21/25; Federal Home Loan Mortgage Corp., 0% to 6.10%, due 2/11/08 to 3/6/37; Federal National Mortgage Association, 0% to 6.21%, due 1/7/08 to 8/6/38, which had a total value of $309,733,477. The investment in the repurchase agreement was through participation in a pooled account.

†  Tax basis equals book cost.

Swap Agreements

UltraShort Real Estate had the following open swap agreements as of November 30, 2007:

	Notional Amount at Value	Unrealized Appreciation/ (Depreciation)
Equity Index Swap Agreement based on the Dow Jones U.S. Real EstateSM Index, expiring 12/27/07	$(341,839,078)	$(25,601,429)
Equity Index Swap Agreement based on the Dow Jones U.S. Real EstateSM Index, expiring 12/27/07	(104,500,986)	3,635,225
Equity Index Swap Agreement based on the Dow Jones U.S. Real EstateSM Index, expiring 12/27/07	(226,787,770)	6,527,873
Equity Index Swap Agreement based on the Dow Jones U.S. Real EstateSM Index, expiring 12/27/07	(440,970,226)	(24,631,541)
		$(40,069,872)

See accompanying notes to the financial statements.

Schedule of Portfolio Investments November 30, 2007 (Unaudited)

UltraShort Semiconductors

Principal Amount		Value
	Repurchase Agreements (a) — 110.1%
$1,944,764	Credit Suisse First Boston Corp., 4.64%, dated 11/30/07, due 12/03/07, total to be received $1,945,516 **	$1,944,764
2,236,896	Credit Suisse First Boston Corp., 4.55%, dated 11/30/07, due 12/03/07, total to be received $2,237,744 ***	2,236,896
388,953	UBS Warburg LLC, 4.55%, dated 11/30/07, due 12/03/07, total to be received $389,100 ****	388,953
5,186,038	UBS Warburg LLC, 4.55%, dated 11/30/07, due 12/03/07, total to be received $5,188,004 *****	5,186,038
	Total Investments (Cost $9,756,651) †	9,756,651
	Liabilities in excess of other assets — (10.1%)	(891,340)
	Net Assets — 100.0%	$8,865,311

(a)  All or a portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default.

**  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this Schedule of Portfolio Investments as follows: Federal Home Loan Bank, 0% to 6.00%, due 1/2/08 to 6/8/17; Federal Home Loan Mortgage Corp., 0% to 5.76%, due 12/7/07 to 11/23/35; Federal National Mortgage Association, 0% to 6.30%, due 2/27/08 to 6/13/22, which had a total value of $1,983,668. The investment in the repurchase agreement was through participation in a pooled account.

***  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this Schedule of Portfolio Investments as follows: Federal Home Loan Bank, 0% to 5.25%, due 5/16/08 to 10/19/16; Federal Home Loan Mortgage Corp., 0% to 4.00%, due 1/2/08 to 9/22/09; Federal National Mortgage Association, 0% to 6.25%, due 4/10/08 to 8/15/17, which had a total value of $2,281,641. The investment in the repurchase agreement was through participation in a pooled account.

****  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this Schedule of Portfolio Investments as follows: Federal Home Loan Mortgage Corp., 0% due 2/11/08 to 4/21/08; Federal National Mortgage Association, 0% to 6.23%, due 5/30/08 to 5/15/30, which had a total value of $396,734. The investment in the repurchase agreement was through participation in a pooled account.

*****  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this Schedule of Portfolio Investments as follows: Federal Home Loan Bank, 0% to 6.00%, due 1/11/08 to 7/21/25; Federal Home Loan Mortgage Corp., 0% to 6.10%, due 2/11/08 to 3/6/37; Federal National Mortgage Association, 0% to 6.21%, due 1/7/08 to 8/6/38, which had a total value of $5,289,760. The investment in the repurchase agreement was through participation in a pooled account.

†  Tax basis equals book cost.

Swap Agreements

UltraShort Semiconductors had the following open swap agreement as of November 30, 2007:

	Notional Amount at Value	Unrealized Depreciation
Equity Index Swap Agreement based on the Dow Jones U.S. SemiconductorSM Index, expiring 12/27/07	$(16,917,783)	$(842,536)

See accompanying notes to the financial statements.

Schedule of Portfolio Investments November 30, 2007 (Unaudited)

UltraShort Technology

Principal Amount		Value
	Repurchase Agreements (a) — 103.4%
$3,388,419	Credit Suisse First Boston Corp., 4.64%, dated 11/30/07, due 12/03/07, total to be received $3,389,729 **	$3,388,419
3,897,409	Credit Suisse First Boston Corp., 4.55%, dated 11/30/07, due 12/03/07, total to be received $3,898,887 ***	3,897,409
677,684	UBS Warburg LLC, 4.55%, dated 11/30/07, due 12/03/07, total to be received $677,941 ****	677,684
9,035,785	UBS Warburg LLC, 4.55%, dated 11/30/07, due 12/03/07, total to be received $9,039,211 *****	9,035,785
	Total Investments (Cost $16,999,297) †	16,999,297
	Liabilities in excess of other assets — (3.4%)	(560,943)
	Net Assets — 100.0%	$16,438,354

(a)  All or a portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default.

**  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this Schedule of Portfolio Investments as follows: Federal Home Loan Bank, 0% to 6.00%, due 1/2/08 to 6/8/17; Federal Home Loan Mortgage Corp., 0% to 5.76%, due 12/7/07 to 11/23/35; Federal National Mortgage Association, 0% to 6.30%, due 2/27/08 to 6/13/22, which had a total value of $3,456,203. The investment in the repurchase agreement was through participation in a pooled account.

***  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this Schedule of Portfolio Investments as follows: Federal Home Loan Bank, 0% to 5.25%, due 5/16/08 to 10/19/16; Federal Home Loan Mortgage Corp., 0% to 4.00%, due 1/2/08 to 9/22/09; Federal National Mortgage Association, 0% to 6.25%, due 4/10/08 to 8/15/17, which had a total value of $3,975,370. The investment in the repurchase agreement was through participation in a pooled account.

****  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this Schedule of Portfolio Investments as follows: Federal Home Loan Mortgage Corp., 0% due 2/11/08 to 4/21/08; Federal National Mortgage Association, 0% to 6.23%, due 5/30/08 to 5/15/30, which had a total value of $691,240. The investment in the repurchase agreement was through participation in a pooled account.

*****  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this Schedule of Portfolio Investments as follows: Federal Home Loan Bank, 0% to 6.00%, due 1/11/08 to 7/21/25; Federal Home Loan Mortgage Corp., 0% to 6.10%, due 2/11/08 to 3/6/37; Federal National Mortgage Association, 0% to 6.21%, due 1/7/08 to 8/6/38, which had a total value of $9,216,503. The investment in the repurchase agreement was through participation in a pooled account.

†  Tax basis equals book cost.

Swap Agreements

UltraShort Technology had the following open swap agreement as of November 30, 2007:

	Notional Amount at Value	Unrealized Depreciation
Equity Index Swap Agreement based on the Dow Jones U.S. TechnologySM Index, expiring 12/27/07	$(32,576,266)	$(520,399)

See accompanying notes to the financial statements.

Schedule of Portfolio Investments November 30, 2007 (Unaudited)

UltraShort Utilities

Principal Amount		Value
	Repurchase Agreements (a) — 100.1%
$2,290,173	Credit Suisse First Boston Corp., 4.64%, dated 11/30/07, due 12/03/07, total to be received $2,291,059 **	$2,290,173
2,634,190	Credit Suisse First Boston Corp., 4.55%, dated 11/30/07, due 12/03/07, total to be received $2,635,189 ***	2,634,190
458,035	UBS Warburg LLC, 4.55%, dated 11/30/07, due 12/03/07, total to be received $458,209 ****	458,035
6,107,129	UBS Warburg LLC, 4.55%, dated 11/30/07, due 12/03/07, total to be received $6,109,445 *****.	6,107,129
	Total Investments (Cost $11,489,527) †	11,489,527
	Liabilities in excess of other assets — (0.1%)	(15,040)
	Net Assets — 100.0%	$11,474,487

(a)  A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default.

**  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this Schedule of Portfolio Investments as follows: Federal Home Loan Bank, 0% to 6.00%, due 1/2/08 to 6/8/17; Federal Home Loan Mortgage Corp., 0% to 5.76%, due 12/7/07 to 11/23/35; Federal National Mortgage Association, 0% to 6.30%, due 2/27/08 to 6/13/22, which had a total value of $2,335,987. The investment in the repurchase agreement was through participation in a pooled account.

***  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this Schedule of Portfolio Investments as follows: Federal Home Loan Bank, 0% to 5.25%, due 5/16/08 to 10/19/16; Federal Home Loan Mortgage Corp., 0% to 4.00%, due 1/2/08 to 9/22/09; Federal National Mortgage Association, 0% to 6.25%, due 4/10/08 to 8/15/17, which had a total value of $2,686,883. The investment in the repurchase agreement was through participation in a pooled account.

****  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this Schedule of Portfolio Investments as follows: Federal Home Loan Mortgage Corp., 0% due 2/11/08 to 4/21/08; Federal National Mortgage Association, 0% to 6.23%, due 5/30/08 to 5/15/30, which had a total value of $467,197. The investment in the repurchase agreement was through participation in a pooled account.

*****  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this Schedule of Portfolio Investments as follows: Federal Home Loan Bank, 0% to 6.00%, due 1/11/08 to 7/21/25; Federal Home Loan Mortgage Corp., 0% to 6.10%, due 2/11/08 to 3/6/37; Federal National Mortgage Association, 0% to 6.21%, due 1/7/08 to 8/6/38, which had a total value of $6,229,273. The investment in the repurchase agreement was through participation in a pooled account.

†  Tax basis equals book cost.

Swap Agreements

UltraShort Utilities had the following open swap agreements as of November 30, 2007:

	Notional Amount at Value	Unrealized Appreciation/ (Depreciation)
Equity Index Swap Agreement based on the Dow Jones U.S. UtilitiesSM Index, expiring 12/27/07	$(13,089,001)	$(11,153)
Equity Index Swap Agreement based on the Dow Jones U.S. UtilitiesSM Index, expiring 12/27/07	$(10,000,000)	38,360
		$27,207

See accompanying notes to the financial statements.

Schedule of Portfolio Investments November 30, 2007 (Unaudited)

Short MSCI EAFE

Principal Amount		Value
	Repurchase Agreements (a) — 99.5%
$3,142,943	Credit Suisse First Boston Corp., 4.64%, dated 11/30/07, due 12/03/07, total to be received $3,144,158 **	$3,142,943
3,615,059	Credit Suisse First Boston Corp., 4.55%, dated 11/30/07, due 12/03/07, total to be received $3,616,430 ***	3,615,059
628,589	UBS Warburg LLC, 4.55%, dated 11/30/07, due 12/03/07, total to be received $628,827 ****	628,589
8,381,183	UBS Warburg LLC, 4.55%, dated 11/30/07, due 12/03/07, total to be received $8,384,361 *****	8,381,183
	Total Investments (Cost $15,767,774) †	15,767,774
	Other assets less liabilities — 0.5%	77,494
	Net Assets — 100.0%	$15,845,268

(a)  All or a portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default.

**  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this Schedule of Portfolio Investments as follows: Federal Home Loan Bank, 0% to 6.00%, due 1/2/08 to 6/8/17; Federal Home Loan Mortgage Corp., 0% to 5.76%, due 12/7/07 to 11/23/35; Federal National Mortgage Association, 0% to 6.30%, due 2/27/08 to 6/13/22, which had a total value of $3,205,816. The investment in the repurchase agreement was through participation in a pooled account.

***  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this Schedule of Portfolio Investments as follows: Federal Home Loan Bank, 0% to 5.25%, due 5/16/08 to 10/19/16; Federal Home Loan Mortgage Corp., 0% to 4.00%, due 1/2/08 to 9/22/09; Federal National Mortgage Association, 0% to 6.25%, due 4/10/08 to 8/15/17, which had a total value of $3,687,372. The investment in the repurchase agreement was through participation in a pooled account.

****  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this Schedule of Portfolio Investments as follows: Federal Home Loan Mortgage Corp., 0% due 2/11/08 to 4/21/08; Federal National Mortgage Association, 0% to 6.23%, due 5/30/08 to 5/15/30, which had a total value of $641,163. The investment in the repurchase agreement was through participation in a pooled account.

*****  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this Schedule of Portfolio Investments as follows: Federal Home Loan Bank, 0% to 6.00%, due 1/11/08 to 7/21/25; Federal Home Loan Mortgage Corp., 0% to 6.10%, due 2/11/08 to 3/6/37; Federal National Mortgage Association, 0% to 6.21%, due 1/7/08 to 8/6/38, which had a total value of $8,548,808. The investment in the repurchase agreement was through participation in a pooled account.

†  Tax basis equals book cost.

Swap Agreements

Short MSCI EAFE had the following open swap agreements as of November 30, 2007:

	Notional Amount at Value	Unrealized Appreciation/ (Depreciation)
Equity Index Swap Agreement based on the MSCI EAFE Index, expiring 12/27/07	$(9,653,693)	$215,081
Equity Index Swap Agreement based on the MSCI EAFE Index, expiring 12/27/07	(6,326,891)	(125,281)
		$89,800

See accompanying notes to the financial statements.

Schedule of Portfolio Investments November 30, 2007 (Unaudited)

Short MSCI Emerging Markets

Principal Amount		Value
	Repurchase Agreements (a) — 108.3%
$3,521,297	Credit Suisse First Boston Corp., 4.64%, dated 11/30/07, due 12/03/07, total to be received $3,522,659 **	$3,521,297
4,050,247	Credit Suisse First Boston Corp., 4.55%, dated 11/30/07, due 12/03/07, total to be received $4,051,783 ***	4,050,247
704,260	UBS Warburg LLC, 4.55%, dated 11/30/07, due 12/03/07, total to be received $704,527 ****	704,260
9,390,126	UBS Warburg LLC, 4.55%, dated 11/30/07, due 12/03/07, total to be received $9,393,686 *****	9,390,126
	Total Investments (Cost $17,665,930) †	17,665,930
	Liabilities in excess of other assets — (8.3%)	(1,358,310)
	Net Assets — 100.0%	$16,307,620

(a)  All or a portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default.

**  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this Schedule of Portfolio Investments as follows: Federal Home Loan Bank, 0% to 6.00%, due 1/2/08 to 6/8/17; Federal Home Loan Mortgage Corp., 0% to 5.76%, due 12/7/07 to 11/23/35; Federal National Mortgage Association, 0% to 6.30%, due 2/27/08 to 6/13/22, which had a total value of $3,591,739. The investment in the repurchase agreement was through participation in a pooled account.

***  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this Schedule of Portfolio Investments as follows: Federal Home Loan Bank, 0% to 5.25%, due 5/16/08 to 10/19/16; Federal Home Loan Mortgage Corp., 0% to 4.00%, due 1/2/08 to 9/22/09; Federal National Mortgage Association, 0% to 6.25%, due 4/10/08 to 8/15/17, which had a total value of $4,131,265. The investment in the repurchase agreement was through participation in a pooled account.

****  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this Schedule of Portfolio Investments as follows: Federal Home Loan Mortgage Corp., 0% due 2/11/08 to 4/21/08; Federal National Mortgage Association, 0% to 6.23%, due 5/30/08 to 5/15/30, which had a total value of $718,348. The investment in the repurchase agreement was through participation in a pooled account.

*****  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this Schedule of Portfolio Investments as follows: Federal Home Loan Bank, 0% to 6.00%, due 1/11/08 to 7/21/25; Federal Home Loan Mortgage Corp., 0% to 6.10%, due 2/11/08 to 3/6/37; Federal National Mortgage Association, 0% to 6.21%, due 1/7/08 to 8/6/38, which had a total value of $9,577,930. The investment in the repurchase agreement was through participation in a pooled account.

†  Tax basis equals book cost.

Swap Agreements

Short MSCI Emerging Markets had the following open swap agreement as of November 30, 2007:

	Notional Amount at Value	Unrealized Depreciation
Equity Index Swap Agreement based on the MSCI Emerging Markets Index, expiring 12/27/07	$(15,038,780)	$(1,350,874)

See accompanying notes to the financial statements.

Schedule of Portfolio Investments November 30, 2007 (Unaudited)

UltraShort MSCI EAFE

Principal Amount		Value
	Repurchase Agreements (a) — 106.4%
$6,687,299	Credit Suisse First Boston Corp., 4.64%, dated 11/30/07, due 12/03/07, total to be received $6,689,885 **	$6,687,299
7,691,828	Credit Suisse First Boston Corp., 4.55%, dated 11/30/07, due 12/03/07, total to be received $7,694,744 ***	7,691,828
1,337,460	UBS Warburg LLC, 4.55%, dated 11/30/07, due 12/03/07, total to be received $1,337,967 ****	1,337,460
17,832,796	UBS Warburg LLC, 4.55%, dated 11/30/07, due 12/03/07, total to be received $17,839,558 *****	17,832,796
Total Investments (Cost $33,549,383) †		33,549,383
	Liabilities in excess of other assets — (6.4%)	(2,020,028)
	Net Assets — 100.0%	$31,529,355

(a)  A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default.

**  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this Schedule of Portfolio Investments as follows: Federal Home Loan Bank, 0% to 6.00%, due 1/2/08 to 6/8/17; Federal Home Loan Mortgage Corp., 0% to 5.76%, due 12/7/07 to 11/23/35; Federal National Mortgage Association, 0% to 6.30%, due 2/27/08 to 6/13/22, which had a total value of $6,821,074. The investment in the repurchase agreement was through participation in a pooled account.

***  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this Schedule of Portfolio Investments as follows: Federal Home Loan Bank, 0% to 5.25%, due 5/16/08 to 10/19/16; Federal Home Loan Mortgage Corp., 0% to 4.00%, due 1/2/08 to 9/22/09; Federal National Mortgage Association, 0% to 6.25%, due 4/10/08 to 8/15/17, which had a total value of $7,845,690. The investment in the repurchase agreement was through participation in a pooled account.

****  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this Schedule of Portfolio Investments as follows: Federal Home Loan Mortgage Corp., 0% due 2/11/08 to 4/21/08; Federal National Mortgage Association, 0% to 6.23%, due 5/30/08 to 5/15/30, which had a total value of $1,364,215. The investment in the repurchase agreement was through participation in a pooled account.

*****  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this Schedule of Portfolio Investments as follows: Federal Home Loan Bank, 0% to 6.00%, due 1/11/08 to 7/21/25; Federal Home Loan Mortgage Corp., 0% to 6.10%, due 2/11/08 to 3/6/37; Federal National Mortgage Association, 0% to 6.21%, due 1/7/08 to 8/6/38, which had a total value of $18,189,456. The investment in the repurchase agreement was through participation in a pooled account.

†  Tax basis equals book cost.

Swap Agreements

UltraShort MSCI EAFE had the following open swap agreements as of November 30, 2007:

	Notional Amount at Value	Unrealized Depreciation
Equity Index Swap Agreement based on the MSCI EAFE Index, expiring 12/27/07	$(17,736,401)	$(210,452)
Equity Index Swap Agreement based on the MSCI EAFE Index, expiring 12/27/07	(43,200,051)	(1,796,029)
		$(2,006,481)

See accompanying notes to the financial statements.

Schedule of Portfolio Investments November 30, 2007 (Unaudited)

UltraShort MSCI Emerging Markets

Principal Amount		Value
	Repurchase Agreements (a) — 117.9%
$18,050,771	Credit Suisse First Boston Corp., 4.64%, dated 11/30/07, due 12/03/07, total to be received $18,057,751 **	$18,050,771
20,762,258	Credit Suisse First Boston Corp., 4.55%, dated 11/30/07, due 12/03/07, total to be received $20,770,130 ***	20,762,258
3,610,154	UBS Warburg LLC, 4.55%, dated 11/30/07, due 12/03/07, total to be received $3,611,523 ****	3,610,154
48,135,388	UBS Warburg LLC, 4.55%, dated 11/30/07, due 12/03/07, total to be received $48,153,639 *****	48,135,388
	Total Investments (Cost $90,558,571) †	90,558,571
	Liabilities in excess of other assets — (17.9%)	(13,745,378)
	Net Assets — 100.0%	$76,813,193

(a)  All or a portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default.

**  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this Schedule of Portfolio Investments as follows: Federal Home Loan Bank, 0% to 6.00%, due 1/2/08 to 6/8/17; Federal Home Loan Mortgage Corp., 0% to 5.76%, due 12/7/07 to 11/23/35; Federal National Mortgage Association, 0% to 6.30%, due 2/27/08 to 6/13/22, which had a total value of $18,411,865. The investment in the repurchase agreement was through participation in a pooled account.

***  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this Schedule of Portfolio Investments as follows: Federal Home Loan Bank, 0% to 5.25%, due 5/16/08 to 10/19/16; Federal Home Loan Mortgage Corp., 0% to 4.00%, due 1/2/08 to 9/22/09; Federal National Mortgage Association, 0% to 6.25%, due 4/10/08 to 8/15/17, which had a total value of $21,177,570. The investment in the repurchase agreement was through participation in a pooled account.

****  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this Schedule of Portfolio Investments as follows: Federal Home Loan Mortgage Corp., 0% due 2/11/08 to 4/21/08; Federal National Mortgage Association, 0% to 6.23%, due 5/30/08 to 5/15/30, which had a total value of $3,682,373. The investment in the repurchase agreement was through participation in a pooled account.

*****  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this Schedule of Portfolio Investments as follows: Federal Home Loan Bank, 0% to 6.00%, due 1/11/08 to 7/21/25; Federal Home Loan Mortgage Corp., 0% to 6.10%, due 2/11/08 to 3/6/37; Federal National Mortgage Association, 0% to 6.21%, due 1/7/08 to 8/6/38, which had a total value of $49,098,106. The investment in the repurchase agreement was through participation in a pooled account.

†  Tax basis equals book cost.

Swap Agreements

UltraShort MSCI Emerging Markets had the following open swap agreement as of November 30, 2007:

	Notional Amount at Value	Unrealized Depreciation
Equity Index Swap Agreement based on the MSCI Emerging MarketsSM Index, expiring 12/27/07	$(141,131,120)	$(13,721,987)

See accompanying notes to the financial statements.

Schedule of Portfolio Investments November 30, 2007 (Unaudited)

UltraShort FTSE/Xinhua China 25

Principal Amount		Value
	Repurchase Agreements (a) — 97.2%
$70,728,042	Credit Suisse First Boston Corp., 4.64%, dated 11/30/07, due 12/03/07, total to be received $70,755,390 **	$70,728,042
81,352,422	Credit Suisse First Boston Corp., 4.55%, dated 11/30/07, due 12/03/07, total to be received $81,383,268 ***	81,352,422
14,145,608	UBS Warburg LLC, 4.55%, dated 11/30/07, due 12/03/07, total to be received $14,150,972 ****	14,145,608
188,608,113	UBS Warburg LLC, 4.55%, dated 11/30/07, due 12/03/07, total to be received $188,679,627 *****	188,608,113
	Total Investments (Cost $354,834,185) †	354,834,185
	Other assets less liabilities — 2.8%	10,319,577
	Net Assets — 100.0%	$365,153,762

(a)  All or a portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default.

**  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this Schedule of Portfolio Investments as follows: Federal Home Loan Bank, 0% to 6.00%, due 1/2/08 to 6/8/17; Federal Home Loan Mortgage Corp., 0% to 5.76%, due 12/7/07 to 11/23/35; Federal National Mortgage Association, 0% to 6.30%, due 2/27/08 to 6/13/22, which had a total value of $72,142,913. The investment in the repurchase agreement was through participation in a pooled account.

***  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this Schedule of Portfolio Investments as follows: Federal Home Loan Bank, 0% to 5.25%, due 5/16/08 to 10/19/16; Federal Home Loan Mortgage Corp., 0% to 4.00%, due 1/2/08 to 9/22/09; Federal National Mortgage Association, 0% to 6.25%, due 4/10/08 to 8/15/17, which had a total value of $82,979,732. The investment in the repurchase agreement was through participation in a pooled account.

****  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this Schedule of Portfolio Investments as follows: Federal Home Loan Mortgage Corp., 0% due 2/11/08 to 4/21/08; Federal National Mortgage Association, 0% to 6.23%, due 5/30/08 to 5/15/30, which had a total value of $14,428,581. The investment in the repurchase agreement was through participation in a pooled account.

*****  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this Schedule of Portfolio Investments as follows: Federal Home Loan Bank, 0% to 6.00%, due 1/11/08 to 7/21/25; Federal Home Loan Mortgage Corp., 0% to 6.10%, due 2/11/08 to 3/6/37; Federal National Mortgage Association, 0% to 6.21%, due 1/7/08 to 8/6/38, which had a total value of $192,380,315. The investment in the repurchase agreement was through participation in a pooled account.

†  Tax basis equals book cost.

Swap Agreements

UltraShort FTSE/Xinhua China 25 had the following open swap agreements as of November 30, 2007:

	Notional Amount at Value	Unrealized Depreciation
Equity Index Swap Agreement based on the FTSE/Xinhua China 25 Index, expiring 12/27/07	$(558,839,054)	$(79,457,345)
Equity Index Swap Agreement based on the FTSE/Xinhua China 25 Index, expiring 12/27/07	(102,170,000)	(5,441,891)
		$(84,899,236)

See accompanying notes to the financial statements.

Schedule of Portfolio Investments November 30, 2007 (Unaudited)

UltraShort MSCI Japan

Principal Amount		Value
	Repurchase Agreements (a) — 113.5%
$2,356,511	Credit Suisse First Boston Corp., 4.64%, dated 11/30/07, due 12/03/07, total to be received $2,357,422 **	$2,356,511
2,710,493	Credit Suisse First Boston Corp., 4.55%, dated 11/30/07, due 12/03/07, total to be received $2,711,521 ***	2,710,493
471,302	UBS Warburg LLC, 4.55%, dated 11/30/07, due 12/03/07, total to be received $471,481 ****	471,302
6,284,029	UBS Warburg LLC, 4.55%, dated 11/30/07, due 12/03/07, total to be received $6,286,412 *****	6,284,029
	Total Investments (Cost $11,822,335) †	11,822,335
	Liabilities in excess of other assets — (13.5%)	(1,404,637)
	Net Assets — 100.0%	$10,417,698

(a)  All or a portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default

**  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this Schedule of Portfolio Investments as follows: Federal Home Loan Bank, 0% to 6.00%, due 1/2/08 to 6/8/17; Federal Home Loan Mortgage Corp., 0% to 5.76%, due 12/7/07 to 11/23/35; Federal National Mortgage Association, 0% to 6.30%, due 2/27/08 to 6/13/22, which had a total value of $2,403,651. The investment in the repurchase agreement was through participation in a pooled account.

***  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this Schedule of Portfolio Investments as follows: Federal Home Loan Bank, 0% to 5.25%, due 5/16/08 to 10/19/16; Federal Home Loan Mortgage Corp., 0% to 4.00%, due 1/2/08 to 9/22/09; Federal National Mortgage Association, 0% to 6.25%, due 4/10/08 to 8/15/17, which had a total value of $2,764,712. The investment in the repurchase agreement was through participation in a pooled account.

****  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this Schedule of Portfolio Investments as follows: Federal Home Loan Mortgage Corp., 0% due 2/11/08 to 4/21/08; Federal National Mortgage Association, 0% to 6.23%, due 5/30/08 to 5/15/30, which had a total value of $480,730. The investment in the repurchase agreement was through participation in a pooled account.

*****  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this Schedule of Portfolio Investments as follows: Federal Home Loan Bank, 0% to 6.00%, due 1/11/08 to 7/21/25; Federal Home Loan Mortgage Corp., 0% to 6.10%, due 2/11/08 to 3/6/37; Federal National Mortgage Association, 0% to 6.21%, due 1/7/08 to 8/6/38, which had a total value of $6,409,711. The investment in the repurchase agreement was through participation in a pooled account.

†  Tax basis equals book cost.

Swap Agreements

UltraShort MSCI Japan had the following open swap agreement as of November 30, 2007:

	Notional Amount at Value	Unrealized Depreciation
Equity Index Swap Agreement based on the MSCI Japan Index, expiring 12/27/07	$(19,353,209)	$(1,399,152)

See accompanying notes to the financial statements.

ProShares Trust Statements of Assets and Liabilities

November 30, 2007 (Unaudited)

	Ultra QQQ®	Ultra Dow30SM	Ultra S&P500®	Ultra MidCap400	Ultra SmallCap600	Ultra Russell2000
ASSETS:
Securities and repurchase agreements, at cost	$763,204,533	$260,255,394	$603,378,464	$85,558,329	$10,681,320	$74,864,294
Securities, at value	672,826,991	223,326,350	526,311,026	72,252,306	8,825,188	62,872,078
Repurchase agreements, at value	132,663,844	40,004,970	94,700,781	12,401,037	1,473,173	9,382,870
Total Investment Securities	805,490,835	263,331,320	621,011,807	84,653,343	10,298,361	72,254,948
Cash	463,643	—	—	102,247	—	66,124
Segregated cash balances with brokers for futures contracts	4,510,025	1,392,571	3,911,262	444,647	—	402,036
Dividends and interest receivable	600,508	668,270	974,889	79,333	4,060	44,722
Receivable for investments sold	195,614	—	65,873	207,661	18,452	287,487
Receivable for capital shares issued	—	—	—	—	—	—
Receivable from Advisor	—	—	—	—	8,213	—
Other receivable	—	—	—	—	—	—
Receivable for variation margin on futures contracts	—	141,533	536,290	46,258	—	350
Unrealized appreciation on swap agreements	—	—	—	—	—	—
Prepaid licensing fees	—	—	347	1,776	—	—
Total Assets	811,260,625	265,533,694	626,500,468	85,535,265	10,329,086	73,055,667
LIABILITIES:
Cash overdraft	—	167,428	1,044,292	—	—	—
Payable for investments purchased	199,437	2,381,327	64,998	209,876	18,170	283,736
Payable for capital shares redeemed	—	—	—	—	—	—
Advisory fees payable	409,456	116,483	301,927	19,940	—	—
Management Services fees payable	55,820	17,587	41,961	6,589	—	4,785
Custodian fees payable	49,860	12,243	49,323	93,325	71,176	131,965
Administration fees payable	21,500	13,650	19,492	9,976	1,650	8,687
Trustee fees payable	1,090	358	856	235	28	110
Licensing fees payable	93,090	33,676	—	—	17,652	17,361
Professional fees payable	18,708	12,809	17,684	13,279	16,651	18,460
Payable for variation margin on futures contracts	583,050	—	—	—	—	—
Unrealized depreciation on swap agreements	42,140,274	4,164,052	12,488,553	3,393,193	528,110	2,539,270
Other liabilities	11,852	6,869	9,793	6,437	779	1,226
Total Liabilities	43,584,137	6,926,482	14,038,879	3,752,850	654,216	3,005,600
NET ASSETS	$767,676,488	$258,607,212	$612,461,589	$81,782,415	$9,674,870	$70,050,067
NET ASSETS CONSIST OF:
Paid in Capital	$634,617,226	$245,830,528	$589,299,170	$73,564,952	$9,880,915	$72,108,359
Accumulated undistributed net investment income (loss)	245,084	817,190	1,908,279	197,796	9,394	116,246
Accumulated net realized gains (losses) on investments	130,395,847	12,300,350	14,238,719	12,180,937	695,630	2,992,753
Net unrealized appreciation (depreciation) on:
Investments	42,286,302	3,075,926	17,633,343	(904,986)	(382,959)	(2,609,346)
Futures contracts	2,272,303	747,270	1,870,631	136,909	—	(18,675)
Swap agreements	(42,140,274)	(4,164,052)	(12,488,553)	(3,393,193)	(528,110)	(2,539,270)
NET ASSETS	$767,676,488	$258,607,212	$612,461,589	$81,782,415	$9,674,870	$70,050,067
Shares (unlimited number of shares authorized, no par value)	7,275,001	2,850,001	6,900,001	975,001	150,001	1,125,001
Net Asset Value	$105.52	$90.74	$88.76	$83.88	$64.50	$62.27

See accompanying notes to the financial statements.

ProShares Trust Statements of Assets and Liabilities (continued)

November 30, 2007 (Unaudited)

	Ultra Russell1000 Value	Ultra Russell1000 Growth	Ultra Russell MidCap Value	Ultra Russell MidCap Growth	Ultra Russell 2000 Value	Ultra Russell 2000 Growth
ASSETS:
Securities and repurchase agreements, at cost	$10,674,123	$22,911,837	$9,423,491	$16,161,592	$8,741,269	$10,645,561
Securities, at value	8,492,329	20,380,241	7,563,881	13,944,418	6,738,829	8,919,315
Repurchase agreements, at value	1,789,059	3,163,841	1,227,184	2,524,174	1,002,219	1,654,780
Total Investment Securities	10,281,388	23,544,082	8,791,065	16,468,592	7,741,048	10,574,095
Cash	1,295	—	—	83,988	2,548	21,884
Segregated cash balances with brokers for futures contracts	—	—	—	—	—	—
Dividends and interest receivable	22,542	25,952	13,775	12,386	7,774	3,833
Receivable for investments sold	15,544	26,861	34,042	42,103	35,755	36,620
Receivable for capital shares issued	—	—	—	—	—	—
Receivable from Advisor	5,929	—	4,528	1,041	18,107	16,794
Other receivable	—	—	—	—	—	—
Receivable for variation margin on futures contracts	—	—	—	—	—	—
Unrealized appreciation on swap agreements	—	—	—	—	—	—
Prepaid licensing fees	—	—	—	—	—	—
Total Assets	10,326,698	23,596,895	8,843,410	16,608,110	7,805,232	10,653,226
LIABILITIES:
Cash overdraft	—	—	—	—	—	—
Payable for investments purchased	776,107	27,169	34,186	41,841	35,949	35,285
Payable for capital shares redeemed	—	—	—	—	—	—
Advisory fees payable	—	—	—	—	—	—
Management Services fees payable	—	236	—	—	—	—
Custodian fees payable	47,533	56,329	36,262	43,463	91,319	100,039
Administration fees payable	1,515	3,679	1,404	2,586	1,248	1,668
Trustee fees payable	27	40	24	34	21	25
Licensing fees payable	17,255	17,531	16,988	17,126	18,940	19,036
Professional fees payable	16,601	16,660	16,593	16,633	16,573	16,593
Payable for variation margin on futures contracts	—	—	—	—	—	—
Unrealized depreciation on swap agreements	264,110	912,962	337,207	732,948	365,866	640,421
Other liabilities	974	1,047	958	1,014	930	956
Total Liabilities	1,124,122	1,035,653	443,622	855,645	530,846	814,023
NET ASSETS	$9,202,576	$22,561,242	$8,399,788	$15,752,465	$7,274,386	$9,839,203
NET ASSETS CONSIST OF:
Paid in Capital	$10,502,380	$21,761,919	$10,502,380	$15,505,196	$10,502,380	$10,502,380
Accumulated undistributed net investment income (loss)	40,489	49,357	25,404	13,654	32,194	3,137
Accumulated net realized gains (losses) on investments	(683,448)	1,030,683	(1,158,363)	659,563	(1,894,101)	45,573
Net unrealized appreciation (depreciation) on:
Investments	(392,735)	632,245	(632,426)	307,000	(1,000,221)	(71,466)
Futures contracts	—	—	—	—	—	—
Swap agreements	(264,110)	(912,962)	(337,207)	(732,948)	(365,866)	(640,421)
NET ASSETS	$9,202,576	$22,561,242	$8,399,788	$15,752,465	$7,274,386	$9,839,203
Shares (unlimited number of shares authorized, no par value)	150,001	300,001	150,001	225,001	150,001	150,001
Net Asset Value	$61.35	$75.20	$56.00	$70.01	$48.50	$65.59

See accompanying notes to the financial statements.

	Ultra Basic Materials	Ultra Consumer Goods	Ultra Consumer Services	Ultra Financials	Ultra Health Care	Ultra Industrials
ASSETS:
Securities and repurchase agreements, at cost	$14,484,218	$5,494,829	$4,705,090	$157,801,944	$10,686,103	$12,665,920
Securities, at value	12,037,017	5,243,009	3,674,443	128,025,955	9,680,194	10,894,848
Repurchase agreements, at value	3,956,721	552,515	770,820	28,198,726	1,554,665	1,991,791
Total Investment Securities	15,993,738	5,795,524	4,445,263	156,224,681	11,234,859	12,886,639
Cash	—	—	4,105	—	—	—
Segregated cash balances with brokers for futures contracts	—	—	—	—	—	—
Dividends and interest receivable	—	8,538	8,921	188,093	21,606	17,009
Receivable for investments sold	32,448	—	—	3,419,773	—	—
Receivable for capital shares issued	—	—	—	3,486,156	—	—
Receivable from Advisor	—	1,605	3,230	—	—	—
Other receivable	—	—	—	—	—	—
Receivable for variation margin on futures contracts	—	—	—	—	—	—
Unrealized appreciation on swap agreements	—	85,623	—	235,935	258,417	—
Prepaid licensing fees	—	—	—	—	—	—
Total Assets	16,026,186	5,891,290	4,461,519	163,554,638	11,514,882	12,903,648
LIABILITIES:
Cash overdraft	—	—	—	4,673	—	—
Payable for investments purchased	—	—	—	10,082,357	—	—
Payable for capital shares redeemed	—	—	—	3,485,065	—	—
Advisory fees payable	5,843	—	—	45,106	1,005	556
Management Services fees payable	1,637	—	—	7,773	—	—
Custodian fees payable	9,674	17,561	27,600	19,126	19,941	23,610
Administration fees payable	3,314	943	717	9,963	1,810	2,028
Trustee fees payable	43	19	9	90	27	11
Licensing fees payable	19,781	17,773	17,513	24,773	18,523	18,133
Professional fees payable	16,666	16,565	16,317	16,874	16,580	16,763
Payable for variation margin on futures contracts	—	—	—	—	—	—
Unrealized depreciation on swap agreements	1,535,159	—	93,698	—	—	549,057
Other liabilities	924	753	691	1,089	800	750
Total Liabilities	1,593,041	53,614	156,545	13,696,889	58,686	610,908
NET ASSETS	$14,433,145	$5,837,676	$4,304,974	$149,857,749	$11,456,196	$12,292,740
NET ASSETS CONSIST OF:
Paid in Capital	$9,214,002	$5,038,830	$5,187,547	$158,693,263	$10,502,380	$11,081,742
Accumulated undistributed net investment income (loss)	65,253	11,649	8,456	363,354	22,684	25,239
Accumulated net realized gains (losses) on investments	5,179,529	400,879	(537,504)	(7,857,540)	123,959	1,514,097
Net unrealized appreciation (depreciation) on:
Investments	1,509,520	300,695	(259,827)	(1,577,263)	548,756	220,719
Futures contracts	—	—	—	—	—	—
Swap agreements	(1,535,159)	85,623	(93,698)	235,935	258,417	(549,057)
NET ASSETS	$14,433,145	$5,837,676	$4,304,974	$149,857,749	$11,456,196	$12,292,740
Shares (unlimited number of shares authorized, no par value)	150,001	75,001	75,001	3,225,001	150,001	150,001
Net Asset Value	$96.22	$77.83	$57.40	$46.47	$76.37	$81.95

See accompanying notes to the financial statements.

ProShares Trust Statements of Assets and Liabilities (continued)

November 30, 2007 (Unaudited)

	Ultra Oil & Gas	Ultra Real Estate	Ultra Semiconductors	Ultra Technology	Ultra Utilities	Short QQQ®
ASSETS:
Securities and repurchase agreements, at cost	$63,765,964	$19,168,446	$34,797,541	$66,966,513	$12,058,595	$64,775,943
Securities, at value	55,591,191	15,020,237	28,723,660	55,267,519	11,181,273	—
Repurchase agreements, at value	10,668,070	3,445,133	6,854,623	12,105,073	2,118,887	64,775,943
Total Investment Securities	66,259,261	18,465,370	35,578,283	67,372,592	13,300,160	64,775,943
Cash	—	—	—	—	—	—
Segregated cash balances with brokers for futures contracts	—	—	—	—	—	372,754
Dividends and interest receivable	146,465	14,781	49,295	57,634	46,280	9,652
Receivable for investments sold	—	—	—	—	—	—
Receivable for capital shares issued	—	—	—	—	—	—
Receivable from Advisor	—	—	—	—	—	—
Other receivable	—	—	—	—	—	—
Receivable for variation margin on futures contracts	—	—	—	—	—	50,710
Unrealized appreciation on swap agreements	—	—	—	—	—	3,124,445
Prepaid licensing fees	—	—	—	—	—	393
Total Assets	66,405,726	18,480,151	35,627,578	67,430,226	13,346,440	68,333,897
LIABILITIES:
Cash overdraft	24,330	—	—	—	—	40,525
Payable for investments purchased	—	—	—	—	—	—
Payable for capital shares redeemed	—	—	—	—	—	—
Advisory fees payable	26,502	4,877	11,327	24,069	2,571	31,980
Management Services fees payable	5,148	1,460	2,556	4,840	1,057	5,440
Custodian fees payable	6,109	8,697	9,524	15,899	8,967	6,349
Administration fees payable	8,826	2,956	5,154	8,629	2,152	7,691
Trustee fees payable	91	24	52	62	33	189
Licensing fees payable	27,381	19,036	20,859	23,185	18,811	—
Professional fees payable	16,999	16,429	16,684	16,721	16,674	12,716
Payable for variation margin on futures contracts	—	—	—	—	—	—
Unrealized depreciation on swap agreements	4,310,490	841,495	2,559,532	6,078,161	85,691	—
Other liabilities	1,109	705	924	962	874	5,037
Total Liabilities	4,426,985	895,679	2,626,612	6,172,528	136,830	109,927
NET ASSETS	$61,978,741	$17,584,472	$33,000,966	$61,257,698	$13,209,610	$68,223,970
NET ASSETS CONSIST OF:
Paid in Capital	$50,785,260	$23,853,253	$35,377,114	$62,352,054	$10,502,380	$97,204,236
Accumulated undistributed net investment income (loss)	604,261	96,938	44,860	46,109	54,762	436,601
Accumulated net realized gains (losses) on investments	12,406,413	(4,821,148)	(642,218)	4,531,617	1,496,594	(32,838,367)
Net unrealized appreciation (depreciation) on:
Investments	2,493,297	(703,076)	780,742	406,079	1,241,565	—
Futures contracts	—	—	—	—	—	297,055
Swap agreements	(4,310,490)	(841,495)	(2,559,532)	(6,078,161)	(85,691)	3,124,445
NET ASSETS	$61,978,741	$17,584,472	$33,000,966	$61,257,698	$13,209,610	$68,223,970
Shares (unlimited number of shares authorized, no par value)	600,001	450,001	450,001	750,001	150,001	1,275,001
Net Asset Value	$103.30	$39.08	$73.34	$81.68	$88.06	$53.51

See accompanying notes to the financial statements.

	Short Dow30SM	Short S&P500®	Short MidCap400	Short SmallCap600	Short Russell2000	UltraShort QQQ®
ASSETS:
Securities and repurchase agreements, at cost	$126,432,866	$227,890,825	$48,021,423	$10,946,727	$44,155,989	$1,123,700,487
Securities, at value	—	—	—	—	—	—
Repurchase agreements, at value	126,432,866	227,890,825	48,021,423	10,946,727	44,155,989	1,123,700,487
Total Investment Securities	126,432,866	227,890,825	48,021,423	10,946,727	44,155,989	1,123,700,487
Cash	73,291	155,569	29,878	—	11,029	—
Segregated cash balances with brokers for futures contracts	485,455	1,029,952	180,384	—	237,513	6,802,477
Dividends and interest receivable	18,117	32,656	6,875	1,374	6,359	176,502
Receivable for investments sold	—	—	—	—	—	—
Receivable for capital shares issued	—	—	—	—	—	196,982,437
Receivable from Advisor	—	—	—	—	—	—
Other receivable	—	—	—	—	—	—
Receivable for variation margin on futures contracts	—	—	—	—	—	856,470
Unrealized appreciation on swap agreements	2,016,836	3,009,176	1,411,246	—	—	67,329,833
Prepaid licensing fees	—	5,891	5,986	—	—	—
Total Assets	129,026,565	232,124,069	49,655,792	10,948,101	44,410,890	1,395,848,206
LIABILITIES:
Cash overdraft	—	—	—	—	—	6,809,031
Payable for investments purchased	—	—	—	—	—	—
Payable for capital shares redeemed	—	—	—	—	—	—
Advisory fees payable	64,196	118,051	17,562	3,299	12,273	926,504
Management Services fees payable	10,760	17,537	4,091	872	3,289	116,363
Custodian fees payable	8,329	13,147	6,302	1,330	2,224	114,615
Administration fees payable	9,042	11,095	7,182	1,425	5,314	28,090
Trustee fees payable	267	406	180	25	68	4,209
Licensing fees payable	24,927	—	—	17,652	22,527	149,184
Professional fees payable	12,719	15,208	11,947	16,664	16,920	75,570
Payable for variation margin on futures contracts	65,700	173,125	24,500	—	458	—
Unrealized depreciation on swap agreements	—	—	—	262,799	981,983	—
Other liabilities	5,591	5,665	5,175	658	747	17,700
Total Liabilities	201,531	354,234	76,939	304,724	1,045,803	8,241,266
NET ASSETS	$128,825,034	$231,769,835	$49,578,853	$10,643,377	$43,365,087	$1,387,606,940
NET ASSETS CONSIST OF:
Paid in Capital	$139,572,827	$250,193,097	$65,001,475	$10,501,225	$41,369,274	$1,949,403,737
Accumulated undistributed net investment income (loss)	884,422	1,339,243	357,341	75,147	260,522	10,813,624
Accumulated net realized gains (losses) on investments	(14,105,973)	(23,325,175)	(17,404,218)	329,804	2,499,013	(644,860,843)
Net unrealized appreciation (depreciation) on:
Investments	—	—	—	—	—	—
Futures contracts	456,922	553,494	213,009	—	218,261	4,920,589
Swap agreements	2,016,836	3,009,176	1,411,246	(262,799)	(981,983)	67,329,833
NET ASSETS	$128,825,034	$231,769,835	$49,578,853	$10,643,377	$43,365,087	$1,387,606,940
Shares (unlimited number of shares authorized, no par value)	2,175,001	3,826,429	825,001	150,001	600,001	36,225,001
Net Asset Value	$59.23	$60.57	$60.10	$70.96	$72.28	$38.31

See accompanying notes to the financial statements.

ProShares Trust Statements of Assets and Liabilities (continued)

November 30, 2007 (Unaudited)

	UltraShort Dow30SM	UltraShort S&P500®	UltraShort MidCap400	UltraShort SmallCap600	UltraShort Russell2000	UltraShort Russell1000 Value
ASSETS:
Securities and repurchase agreements, at cost	$415,791,839	$1,543,718,422	$174,637,568	$54,590,561	$610,140,264	$12,368,376
Securities, at value	—	—	—	—	—	—
Repurchase agreements, at value	415,791,839	1,543,718,422	174,637,568	54,590,561	610,140,264	12,368,376
Total Investment Securities	415,791,839	1,543,718,422	174,637,568	54,590,561	610,140,264	12,368,376
Cash	—	992,216	89,616	—	167,949	—
Segregated cash balances with brokers for futures contracts	1,661,508	7,491,723	671,315	—	2,918,641	—
Dividends and interest receivable	60,010	227,194	25,230	6,850	90,015	1,552
Receivable for investments sold	—	—	—	—	—	—
Receivable for capital shares issued	45,403,178	77,435,794	—	—	10,646,869	—
Receivable from Advisor	—	—	—	—	—	—
Other receivable	—	—	—	—	—	—
Receivable for variation margin on futures contracts	—	—	—	—	—	—
Unrealized appreciation on swap agreements	—	72,670,946	2,053,578	—	47,226,272	—
Prepaid licensing fees	—	6,056	6,029	—	—	—
Total Assets	462,916,535	1,702,542,351	177,483,336	54,597,411	671,190,010	12,369,928
LIABILITIES:
Cash overdraft	15,755,178	—	—	—	—	—
Payable for investments purchased	—	—	—	—	—	—
Payable for capital shares redeemed	—	—	—	—	—	—
Advisory fees payable	252,157	1,070,961	110,220	25,431	175,919	4,684
Management Services fees payable	38,097	142,794	16,095	4,197	55,982	778
Custodian fees payable	36,871	92,836	13,914	2,877	28,438	1,151
Administration fees payable	16,088	24,670	10,717	6,502	17,080	1,260
Trustee fees payable	1,334	3,094	460	66	980	15
Licensing fees payable	110,844	—	—	17,652	277,189	16,437
Professional fees payable	22,224	42,692	16,584	16,828	22,675	16,314
Payable for variation margin on futures contracts	171,913	1,120,140	79,000	—	16,967	—
Unrealized depreciation on swap agreements	24,071,497	—	—	2,252,613	—	1,172,857
Other liabilities	9,159	13,560	5,328	784	5,088	852
Total Liabilities	40,485,362	2,510,747	252,318	2,326,950	600,318	1,214,348
NET ASSETS	$422,431,173	$1,700,031,604	$177,231,018	$52,270,461	$670,589,692	$11,155,580
NET ASSETS CONSIST OF:
Paid in Capital	$470,934,004	$1,819,831,964	$205,753,870	$50,296,137	$632,858,105	$10,841,371
Accumulated undistributed net investment income (loss)	3,709,993	12,181,208	1,348,428	318,962	4,373,812	49,375
Accumulated net realized gains (losses) on investments	(29,384,837)	(209,939,059)	(32,556,297)	3,907,975	(17,926,147)	1,437,691
Net unrealized appreciation (depreciation) on:
Investments	—	—	—	—	—	—
Futures contracts	1,243,510	5,286,545	631,439	—	4,057,650	—
Swap agreements	(24,071,497)	72,670,946	2,053,578	(2,252,613)	47,226,272	(1,172,857)
NET ASSETS	$422,431,173	$1,700,031,604	$177,231,018	$52,270,461	$670,589,692	$11,155,580
Shares (unlimited number of shares authorized, no par value)	8,475,001	31,800,001	3,225,001	750,001	9,450,001	150,001
Net Asset Value	$49.84	$53.46	$54.96	$69.69	$70.96	$74.37

See accompanying notes to the financial statements.

	UltraShort Russell1000 Growth	UltraShort Russell MidCap Value	UltraShort Russell MidCap Growth	UltraShort Russell2000 Value	UltraShort Russell2000 Growth	UltraShort Basic Materials
ASSETS:
Securities and repurchase agreements, at cost	$20,341,486	$5,865,018	$5,423,847	$47,423,718	$27,163,679	$84,611,629
Securities, at value	—	—	—	—	—	—
Repurchase agreements, at value	20,341,486	5,865,018	5,423,847	47,423,718	27,163,679	84,611,629
Total Investment Securities	20,341,486	5,865,018	5,423,847	47,423,718	27,163,679	84,611,629
Cash	—	—	—	—	—	—
Segregated cash balances with brokers for futures contracts	—	—	—	—	—	—
Dividends and interest receivable	2,552	736	681	5,951	3,409	10,618
Receivable for investments sold	—	—	—	—	—	—
Receivable for capital shares issued	—	—	—	—	—	—
Receivable from Advisor	—	—	—	—	—	—
Other receivable	—	—	—	—	—	—
Receivable for variation margin on futures contracts	—	—	—	—	—	—
Unrealized appreciation on swap agreements	—	292,567	—	—	—	—
Prepaid licensing fees	—	—	—	—	—	—
Total Assets	20,344,038	6,158,321	5,424,528	47,429,669	27,167,088	84,622,247
LIABILITIES:
Cash overdraft	—	—	—	—	—	—
Payable for investments purchased	—	—	—	—	—	—
Payable for capital shares redeemed	—	—	—	—	—	—
Advisory fees payable	6,589	2,876	731	11,987	4,822	27,023
Management Services fees payable	1,231	510	409	3,481	2,093	4,442
Custodian fees payable	1,327	1,136	1,120	2,172	1,914	2,451
Administration fees payable	1,987	832	677	5,596	3,390	6,029
Trustee fees payable	21	16	9	44	50	49
Licensing fees payable	17,468	16,449	16,503	23,113	23,072	21,235
Professional fees payable	16,341	16,319	16,512	16,655	16,688	16,606
Payable for variation margin on futures contracts	—	—	—	—	—	—
Unrealized depreciation on swap agreements	1,593,109	—	523,018	541,219	1,672,022	8,648,042
Other liabilities	102,975	859	855	1,013	1,008	816
Total Liabilities	1,741,048	38,997	559,834	605,280	1,725,059	8,726,693
NET ASSETS	$18,602,990	$6,119,324	$4,864,694	$46,824,389	$25,442,029	$75,895,554
NET ASSETS CONSIST OF:
Paid in Capital	$19,770,027	$5,083,321	$4,972,049	$43,449,472	$24,864,868	$90,037,548
Accumulated undistributed net investment income (loss)	93,512	42,270	36,075	250,235	176,776	315,993
Accumulated net realized gains (losses) on investments	332,560	701,166	379,588	3,665,901	2,072,407	(5,809,945)
Net unrealized appreciation (depreciation) on:
Investments	—	—	—	—	—	—
Futures contracts	—	—	—	—	—	—
Swap agreements	(1,593,109)	292,567	(523,018)	(541,219)	(1,672,022)	(8,648,042)
NET ASSETS	$18,602,990	$6,119,324	$4,864,694	$46,824,389	$25,442,029	$75,895,554
Shares (unlimited number of shares authorized, no par value)	300,001	75,001	75,001	525,001	375,001	1,725,001
Net Asset Value	$62.01	$81.59	$64.86	$89.19	$67.85	$44.00

See accompanying notes to the financial statements.

ProShares Trust Statements of Assets and Liabilities (continued)

November 30, 2007 (Unaudited)

	UltraShort Consumer Goods	UltraShort Consumer Services	UltraShort Financials	UltraShort Health Care	UltraShort Industrials	UltraShort Oil & Gas
ASSETS:
Securities and repurchase agreements, at cost	$14,358,154	$30,283,507	$988,643,973	$9,942,919	$21,838,640	$304,320,122
Securities, at value	—	—	—	—	—	—
Repurchase agreements, at value	14,358,154	30,283,507	988,643,973	9,942,919	21,838,640	304,320,122
Total Investment Securities	14,358,154	30,283,507	988,643,973	9,942,919	21,838,640	304,320,122
Cash	—	—	—	—	—	—
Segregated cash balances with brokers for futures contracts	—	—	—	—	—	—
Dividends and interest receivable	1,802	3,800	124,059	1,248	2,740	38,188
Receivable for investments sold	—	—	—	—	—	—
Receivable for capital shares issued	9,334,386	—	14,348,012	—	—	22,435,199
Receivable from Advisor	—	—	—	—	—	—
Other receivable	—	—	540,070	—	—	—
Receivable for variation margin on futures contracts	—	—	—	—	—	—
Unrealized appreciation on swap agreements	—	152,510	—	—	—	—
Prepaid licensing fees	—	—	—	—	—	—
Total Assets	23,694,342	30,439,817	1,003,656,114	9,944,167	21,841,380	326,793,509
LIABILITIES:
Cash overdraft	—	—	—	—	—	—
Payable for investments purchased	—	—	—	—	—	—
Payable for capital shares redeemed	—	—	20,642,344	—	—	—
Advisory fees payable	5,955	12,572	628,959	3,353	6,974	160,269
Management Services fees payable	1,245	2,278	82,502	822	1,387	22,041
Custodian fees payable	1,508	1,527	32,982	1,341	1,286	6,857
Administration fees payable	2,023	3,673	19,371	1,344	2,242	11,243
Trustee fees payable	30	22	930	24	13	118
Licensing fees payable	18,709	18,754	120,254	18,300	18,045	34,798
Professional fees payable	16,567	16,538	22,475	16,529	16,483	17,091
Payable for variation margin on futures contracts	—	—	—	—	—	—
Unrealized depreciation on swap agreements	660,294		11,931,084	472,215	710,543	18,212,682
Other liabilities	759	753	4,850	714	659	1,072
Total Liabilities	707,090	56,117	33,485,751	514,642	757,632	18,466,171
NET ASSETS	$22,987,252	$30,383,700	$970,170,363	$9,429,525	$21,083,748	$308,327,338
NET ASSETS CONSIST OF:
Paid in Capital	$24,926,813	$28,807,277	$907,053,134	$10,502,380	$23,200,157	$313,960,110
Accumulated undistributed net investment income (loss)	106,644	135,811	5,625,438	73,481	122,505	1,207,498
Accumulated net realized gains (losses) on investments	(1,385,911)	1,288,102	69,422,875	(674,121)	(1,528,371)	11,372,412
Net unrealized appreciation (depreciation) on:
Investments	—	—	—	—	—	—
Futures contracts	—	—	—	—	—	—
Swap agreements	(660,294)	152,510	(11,931,084)	(472,215)	(710,543)	(18,212,682)
NET ASSETS	$22,987,252	$30,383,700	$970,170,363	$9,429,525	$21,083,748	$308,327,338
Shares (unlimited number of shares authorized, no par value)	375,001	375,001	10,575,001	150,001	375,001	7,350,001
Net Asset Value	$61.30	$81.02	$91.74	$62.86	$56.22	$41.95

See accompanying notes to the financial statements.

	UltraShort Real Estate	UltraShort Semiconductors	UltraShort Technology	UltraShort Utilities	Short MSCI EAFE	Short MSCI Emerging Markets
ASSETS:
Securities and repurchase agreements, at cost	$571,285,195	$9,756,651	$16,999,297	$11,489,527	$15,767,774	$17,665,930
Securities, at value	—	—	—	—	—	—
Repurchase agreements, at value	571,285,195	9,756,651	16,999,297	11,489,527	15,767,774	17,665,930
Total Investment Securities	571,285,195	9,756,651	16,999,297	11,489,527	15,767,774	17,665,930
Cash	—	—	—	—	—	—
Segregated cash balances with brokers for futures contracts	—	—	—	—	—	—
Dividends and interest receivable	71,687	1,225	2,133	1,442	1,979	2,217
Receivable for investments sold	—	—	—	—	—	—
Receivable for capital shares issued	47,950,068	—	—	—	—	—
Receivable from Advisor	—	—	—	—	3,244	5,087
Other receivable	—	—	—	—	—	—
Receivable for variation margin on futures contracts	—	—	—	—	—	—
Unrealized appreciation on swap agreements	—	—	—	27,207	89,800	—
Prepaid licensing fees	—	—	—	—	—	—
Total Assets	619,306,950	9,757,876	17,001,430	11,518,176	15,862,797	17,673,234
LIABILITIES:
Cash overdraft	—	—	—	—	—	—
Payable for investments purchased	—	—	—	—	—	—
Payable for capital shares redeemed	7,715,955	—	—	—	—	—
Advisory fees payable	351,447	11,638	4,288	3,414	—	—
Management Services fees payable	46,078	723	957	969	—	—
Custodian fees payable	22,450	1,260	1,124	1,434	366	285
Administration fees payable	15,866	1,185	1,552	1,577	1,860	1,562
Trustee fees payable	619	21	8	11	8	7
Licensing fees payable	88,423	17,976	17,619	19,273	11,177	9,416
Professional fees payable	21,061	16,529	16,478	16,485	3,391	2,857
Payable for variation margin on futures contracts	—	—	—	—	—	—
Unrealized depreciation on swap agreements	40,069,872	842,536	520,399	—	—	1,350,874
Other liabilities	3,487	697	651	526	727	613
Total Liabilities	48,335,258	892,565	563,076	43,689	17,529	1,365,614
NET ASSETS	$570,971,692	$8,865,311	$16,438,354	$11,474,487	$15,845,268	$16,307,620
NET ASSETS CONSIST OF:
Paid in Capital	$504,665,067	$10,502,380	$17,754,253	$13,353,504	$15,860,807	$16,455,154
Accumulated undistributed net investment income (loss)	3,569,656	61,478	86,876	92,177	47,472	35,275
Accumulated net realized gains (losses) on investments	102,806,841	(856,011)	(882,376)	(1,998,401)	(152,811)	1,168,065
Net unrealized appreciation (depreciation) on:
Investments	—	—	—	—	—	—
Futures contracts	—	—	—	—	—	—
Swap agreements	(40,069,872)	(842,536)	(520,399)	27,207	89,800	(1,350,874)
NET ASSETS	$570,971,692	$8,865,311	$16,438,354	$11,474,487	$15,845,268	$16,307,620
Shares (unlimited number of shares authorized, no par value)	5,550,001	150,001	300,001	225,001	225,001	225,001
Net Asset Value	$102.88	$59.10	$54.79	$51.00	$70.42	$72.48

See accompanying notes to the financial statements.

ProShares Trust Statements of Assets and Liabilities (continued)

November 30, 2007 (Unaudited)

	UltraShort MSCI EAFE	UltraShort MSCI Emerging Markets	UltraShort FTSE/Xinhua China 25	UltraShort MSCI Japan
ASSETS:
Securities and repurchase agreements, at cost	$33,549,383	$90,558,571	$354,834,185	$11,822,335
Securities, at value	—	—	—	—
Repurchase agreements, at value	33,549,383	90,558,571	354,834,185	11,822,335
Total Investment Securities	33,549,383	90,558,571	354,834,185	11,822,335
Cash	—	—	—	—
Segregated cash balances with brokers for futures contracts	—	—	—	—
Dividends and interest receivable	4,210	11,364	44,526	1,484
Receivable for investments sold	—	—	—	—
Receivable for capital shares issued	—	—	95,266,346	—
Receivable from Advisor	498	—	—	10,604
Other receivable	—	—	—	—
Receivable for variation margin on futures contracts	—	—	—	—
Unrealized appreciation on swap agreements	—	—	—	—
Prepaid licensing fees	—	—	—	—
Total Assets	33,554,091	90,569,935	450,145,057	11,834,423
LIABILITIES:
Cash overdraft	—	—	—	—
Payable for investments purchased	—	—	—	—
Payable for capital shares redeemed	—	—	—	—
Advisory fees payable	—	12,416	59,839	—
Management Services fees payable	—	3,658	9,844	—
Custodian fees payable	504	730	1,552	277
Administration fees payable	2,448	5,058	6,459	1,180
Trustee fees payable	8	7	6	6
Licensing fees payable	11,177	9,416	11,583	13,333
Professional fees payable	3,391	2,857	2,286	2,286
Payable for variation margin on futures contracts	—	—	—	—
Unrealized depreciation on swap agreements	2,006,481	13,721,987	84,899,236	1,399,152
Other liabilities	727	613	490	491
Total Liabilities	2,024,736	13,756,742	84,991,295	1,416,725
NET ASSETS	$31,529,355	$76,813,193	$365,153,762	$10,417,698
NET ASSETS CONSIST OF:
Paid in Capital	$33,188,068	$80,331,614	$420,510,778	$10,502,380
Accumulated undistributed net investment income (loss)	52,788	118,020	289,543	26,908
Accumulated net realized gains (losses) on investments	294,980	10,085,546	29,252,677	1,287,562
Net unrealized appreciation (depreciation) on:
Investments	—	—	—	—
Futures contracts	—	—	—	—
Swap agreements	(2,006,481)	(13,721,987)	(84,899,236)	(1,399,152)
NET ASSETS	$31,529,355	$76,813,193	$365,153,762	$10,417,698
Shares (unlimited number of shares authorized, no par value)	450,001	1,050,001	5,250,001	150,001
Net Asset Value	$70.07	$73.16	$69.55	$69.45

See accompanying notes to the financial statements.

ProShares Trust Statements of Operations

For the Periods Indicated (Unaudited)

	Ultra QQQ®	Ultra Dow30SM	Ultra S&P500®	Ultra MidCap400	Ultra SmallCap600	Ultra Russell2000
	Six Months Ended November 30, 2007	Six Months Ended November 30, 2007	Six Months Ended November 30, 2007	Six Months Ended November 30, 2007	Six Months Ended November 30, 2007	Six Months Ended November 30, 2007
INVESTMENT INCOME:
Dividends	$1,046,385	$1,787,602	$3,958,020	$602,064	$54,610	$320,770
Interest	1,437,015	559,207	1,261,190	306,233	34,290	147,947
Foreign withholding tax on dividends	—	—	—	—	(20)	(61)
Total Investment Income	2,483,400	2,346,809	5,219,210	908,297	88,880	468,656
EXPENSES:
Advisory fees (Note 4)	1,739,128	620,652	1,498,145	377,914	41,866	175,677
Management Services fees (Note 4)	231,882	82,753	199,751	50,389	5,582	23,423
Professional fees	15,046	11,203	14,053	10,643	7,356	7,793
Administration fees (Note 5)	103,830	72,625	100,378	62,429	11,179	43,029
Custodian fees (Note 6)	68,365	18,844	101,774	114,207	73,623	172,872
Printing and Shareholder reports	17,320	7,620	16,678	6,853	641	1,765
Licensing fees	238,241	39,502	7,652	7,652	7,652	7,361
Trustee fees	1,916	702	1,624	568	71	208
Recoupment of prior expenses reimbursed by Advisor (Note 4)	—	—	—	—	—	—
Other fees	9,339	4,470	8,719	3,719	2,150	2,797
Total Gross Expenses before fees waived and/or reimbursed	2,425,067	858,371	1,948,774	634,374	150,120	434,925
LESS:
Advisory fees waived and reimbursed, if any (Note 4)	(226,018)	(74,645)	(56,989)	(157,393)	(97,308)	(213,188)
Total Net Expenses	2,199,049	783,726	1,891,785	476,981	52,812	221,737
Net Investment Income (Loss)	284,351	1,563,083	3,327,425	431,316	36,068	246,919
NET REALIZED GAIN (LOSS) ON:
Investments	(10,113,045)	(1,271,309)	(4,206,898)	(798,027)	120,306	(469,990)
Futures contracts	1,182,390	(840,553)	(2,371,318)	(319,428)	—	(457,915)
Swap agreements	77,072,816	(844,662)	1,221,250	(3,645,505)	(978,544)	(876,807)
In-kind redemptions	25,153,521	4,129,134	5,300,399	6,138,902	—	2,182,576
Net realized gain (loss)	93,295,682	1,172,610	(56,567)	1,375,942	(858,238)	377,864
CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION) ON:
Investments	24,960,306	(5,035,241)	(4,580,970)	(10,418,982)	(1,140,050)	(3,942,445)
Futures contracts	865,613	197,292	823,871	(350,493)	—	(177,035)
Swap agreements	(45,993,005)	(5,151,544)	(14,595,440)	(5,188,971)	(686,181)	(2,887,403)
Change in net unrealized appreciation (depreciation)	(20,167,086)	(9,989,493)	(18,352,539)	(15,958,446)	(1,826,231)	(7,006,883)
Net realized and unrealized gain (loss)	73,128,596	(8,816,883)	(18,409,106)	(14,582,504)	(2,684,469)	(6,629,019)
Change in Net Assets Resulting from Operations	$73,412,947	$(7,253,800)	$(15,081,681)	$(14,151,188)	$(2,648,401)	$(6,382,100)

See accompanying notes to the financial statements.

ProShares Trust Statements of Operations (continued)

For the Periods Indicated (Unaudited)

	Ultra Russell1000 Value	Ultra Russell1000 Growth	Ultra Russell MidCap Value	Ultra Russell MidCap Growth	Ultra Russell2000 Value	Ultra Russell2000 Growth
	Six Months Ended November 30, 2007	Six Months Ended November 30, 2007	Six Months Ended November 30, 2007	Six Months Ended November 30, 2007	Six Months Ended November 30, 2007	Six Months Ended November 30, 2007
INVESTMENT INCOME:
Dividends	$111,197	$111,135	$88,828	$48,078	$95,648	$41,752
Interest	31,699	45,502	29,548	38,961	26,178	29,842
Foreign withholding tax on dividends	(11)	—	(42)	—	(26)	—
Total Investment Income	142,885	156,637	118,334	87,039	121,800	71,594
EXPENSES:
Advisory fees (Note 4)	38,223	61,626	35,963	49,761	33,246	39,678
Management Services fees (Note 4)	5,096	8,217	4,795	6,635	4,433	5,290
Professional fees	7,360	7,422	7,351	7,394	7,338	7,354
Administration fees (Note 5)	10,206	16,454	9,603	13,287	8,878	10,595
Custodian fees (Note 6)	51,904	59,983	42,598	47,102	110,667	110,815
Printing and Shareholder reports	3,514	3,730	3,506	3,529	3,468	3,591
Licensing fees	7,255	7,531	6,988	7,126	8,940	9,036
Trustee fees	63	76	60	70	56	61
Recoupment of prior expenses reimbursed by Advisor (Note 4)	—	—	—	—	—	—
Other fees	2,126	2,151	2,118	2,138	2,101	2,116
Total Gross Expenses before fees waived and/or reimbursed	125,747	167,190	112,982	137,042	179,127	188,536
LESS:
Advisory fees waived and reimbursed, if any (Note 4)	(77,527)	(89,348)	(67,633)	(74,206)	(137,218)	(138,448)
Total Net Expenses	48,220	77,842	45,349	62,836	41,909	50,088
Net Investment Income (Loss)	94,665	78,795	72,985	24,203	79,891	21,506
NET REALIZED GAIN (LOSS) ON:
Investments	(41,772)	3,623	(202,736)	99,300	(315,246)	(8,712)
Futures contracts	—	—	—	—	—	—
Swap agreements	(975,815)	770,254	(1,153,592)	325,941	(1,430,265)	(42,855)
In-kind redemptions	—	—	—	—	—	—
Net realized gain (loss)	(1,017,587)	773,877	(1,356,328)	425,241	(1,745,511)	(51,567)
CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION) ON:
Investments	(810,659)	201,627	(983,784)	(173,051)	(1,091,704)	(408,402)
Futures contracts	—	—	—	—	—	—
Swap agreements	(343,505)	(1,063,073)	(475,368)	(937,260)	(485,553)	(803,240)
Change in net unrealized appreciation (depreciation)	(1,154,164)	(861,446)	(1,459,152)	(1,110,311)	(1,577,257)	(1,211,642)
Net realized and unrealized gain (loss)	(2,171,751)	(87,569)	(2,815,480)	(685,070)	(3,322,768)	(1,263,209)
Change in Net Assets Resulting from Operations	$(2,077,086)	$(8,774)	$(2,742,495)	$(660,867)	$(3,242,877)	$(1,241,703)

See accompanying notes to the financial statements.

	Ultra Basic Materials	Ultra Consumer Goods	Ultra Consumer Services	Ultra Financials	Ultra Health Care	Ultra Industrials
	Six Months Ended November 30, 2007	Six Months Ended November 30, 2007	Six Months Ended November 30, 2007	Six Months Ended November 30, 2007	Six Months Ended November 30, 2007	Six Months Ended November 30, 2007
INVESTMENT INCOME:
Dividends	$142,386	$79,671	$22,855	$599,561	$68,665	$53,438
Interest	56,895	22,113	16,050	131,263	35,455	25,639
Foreign withholding tax on dividends	—	—	—	(354)	—	—
Total Investment Income	199,281	101,784	38,905	730,470	104,120	79,077
EXPENSES:
Advisory fees (Note 4)	65,630	27,002	18,179	157,355	40,592	29,943
Management Services fees (Note 4)	8,751	3,600	2,424	20,981	5,412	3,992
Professional fees	7,429	7,337	7,259	7,617	7,351	7,276
Administration fees (Note 5)	17,523	7,214	4,855	34,680	10,840	7,993
Custodian fees (Note 6)	11,671	19,198	24,979	27,992	20,713	28,834
Printing and Shareholder reports	771	384	205	807	573	364
Licensing fees	9,900	7,840	7,370	14,792	8,565	7,997
Trustee fees	86	56	35	125	65	41
Recoupment of prior expenses reimbursed by Advisor (Note 4)	—	—	—	—	—	—
Other fees	2,196	2,106	1,941	2,235	2,131	1,960
Total Gross Expenses before fees waived and/or reimbursed	123,957	74,737	67,247	266,584	96,242	88,400
LESS:
Advisory fees waived and reimbursed, if any (Note 4)	(41,005)	(40,635)	(44,317)	(68,234)	(44,974)	(50,605)
Total Net Expenses	82,952	34,102	22,930	198,350	51,268	37,795
Net Investment Income (Loss)	116,329	67,682	15,975	532,120	52,852	41,282
NET REALIZED GAIN (LOSS) ON:
Investments	(120,729)	2,935	(38,938)	(1,402,422)	38,904	(76,542)
Futures contracts	—	—	—	—	—	—
Swap agreements	2,780,948	(178,337)	(580,197)	(5,343,374)	(474,442)	21,531
In-kind redemptions	1,074,508	181,572	—	(564,233)	—	—
Net realized gain (loss)	3,734,727	6,170	(619,135)	(7,310,029)	(435,538)	(55,011)
CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION) ON:
Investments	106,880	(174,906)	(417,227)	(1,745,873)	(711)	(256,002)
Futures contracts	—	—	—	—	—	—
Swap agreements	(1,802,683)	16,432	(146,430)	167,606	250,016	(656,680)
Change in net unrealized appreciation (depreciation)	(1,695,803)	(158,474)	(563,657)	(1,578,267)	249,305	(912,682)
Net realized and unrealized gain (loss)	2,038,924	(152,304)	(1,182,792)	(8,888,296)	(186,233)	(967,693)
Change in Net Assets Resulting from Operations	$2,155,253	$(84,622)	$(1,166,817)	$(8,356,176)	$(133,381)	$(926,411)

See accompanying notes to the financial statements.

ProShares Trust Statements of Operations (continued)

For the Periods Indicated (Unaudited)

	Ultra Oil & Gas	Ultra Real Estate	Ultra Semiconductors	Ultra Technology	Ultra Utilities	Short QQQ®
	Six Months Ended November 30, 2007	Six Months Ended November 30, 2007	Six Months Ended November 30, 2007	Six Months Ended November 30, 2007	Six Months Ended November 30, 2007	Six Months Ended November 30, 2007
INVESTMENT INCOME:
Dividends	$845,723	$155,907	$111,794	$120,720	$155,181	$—
Interest	188,637	41,802	69,157	104,960	38,999	2,032,646
Foreign withholding tax on dividends	—	(255)	—	—	—	—
Total Investment Income	1,034,360	197,454	180,951	225,680	194,180	2,032,646
EXPENSES:
Advisory fees (Note 4)	227,016	43,233	85,394	125,546	45,724	303,306
Management Services fees (Note 4)	30,268	5,764	11,385	16,739	6,097	40,440
Professional fees	7,767	7,326	7,465	7,499	7,381	10,344
Administration fees (Note 5)	51,089	11,541	22,797	32,360	12,211	44,782
Custodian fees (Note 6)	16,762	12,291	12,108	23,777	10,020	8,318
Printing and Shareholder reports	2,048	372	699	621	907	9,101
Licensing fees	18,508	8,706	10,955	13,096	8,839	46,841
Trustee fees	179	54	92	90	77	520
Recoupment of prior expenses reimbursed by Advisor (Note 4)	—	—	—	—	—	—
Other fees	2,602	1,985	2,183	2,051	2,175	3,894
Total Gross Expenses before fees waived and/or reimbursed	356,239	91,272	153,078	221,779	93,431	467,546
LESS:
Advisory fees waived and reimbursed, if any (Note 4)	(69,356)	(36,765)	(45,283)	(63,212)	(35,683)	(84,620)
Total Net Expenses	286,883	54,507	107,795	158,567	57,748	382,926
Net Investment Income (Loss)	747,477	142,947	73,156	67,113	136,432	1,649,720
NET REALIZED GAIN (LOSS) ON:
Investments	(837,472)	(837,161)	(632,909)	(602,078)	62,407	—
Futures contracts	—	—	—	—	—	(1,167,930)
Swap agreements	6,848,317	(1,019,509)	210,427	4,506,119	26,323	(10,477,344)
In-kind redemptions	2,276,518	—	(762,200)	—	—	—
Net realized gain (loss)	8,287,363	(1,856,670)	(1,184,682)	3,904,041	88,730	(11,645,274)
CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION) ON:
Investments	1,011,742	(561,721)	170,051	84,265	(76,263)	—
Futures contracts	—	—	—	—	—	386,560
Swap agreements	(4,714,515)	(946,649)	(2,636,880)	(6,162,375)	(288,391)	4,421,894
Change in net unrealized appreciation (depreciation)	(3,702,773)	(1,508,370)	(2,466,829)	(6,078,110)	(364,654)	4,808,454
Net realized and unrealized gain (loss)	4,584,590	(3,365,040)	(3,651,511)	(2,174,069)	(275,924)	(6,836,820)
Change in Net Assets Resulting from Operations	$5,332,067	$(3,222,093)	$(3,578,355)	$(2,106,956)	$(139,492)	$(5,187,100)

See accompanying notes to the financial statements.

	Short Dow30SM	Short S&P500®	Short MidCap400	Short SmallCap600	Short Russell2000	UltraShort QQQ®
	Six Months Ended November 30, 2007	Six Months Ended November 30, 2007	Six Months Ended November 30, 2007	Six Months Ended November 30, 2007	Six Months Ended November 30, 2007	Six Months Ended November 30, 2007
INVESTMENT INCOME:
Dividends	$—	$—	$—	$—	$—	$—
Interest	3,097,284	5,104,825	2,004,782	253,905	832,339	44,774,115
Foreign withholding tax on dividends	—	—	—	—	—	—
Total Investment Income	3,097,284	5,104,825	2,004,782	253,905	832,339	44,774,115
EXPENSES:
Advisory fees (Note 4)	469,544	783,704	295,384	38,007	127,515	6,556,998
Management Services fees (Note 4)	62,606	104,494	39,384	5,067	17,002	874,261
Professional fees	10,835	11,756	10,367	7,331	7,568	38,526
Administration fees (Note 5)	50,892	61,374	44,071	8,121	27,237	128,399
Custodian fees (Note 6)	12,133	19,990	8,296	1,674	3,833	164,468
Printing and Shareholder reports	11,416	16,971	8,654	882	2,347	128,459
Licensing fees	31,443	7,652	7,652	7,652	12,527	880,660
Trustee fees	640	1,016	536	58	130	11,098
Recoupment of prior expenses reimbursed by Advisor (Note 4)	—	—	—	—	—	—
Other fees	4,687	7,005	4,177	2,093	2,496	76,650
Total Gross Expenses before fees waived and/or reimbursed	654,196	1,013,962	418,521	70,885	200,655	8,859,519
LESS:
Advisory fees waived and reimbursed, if any (Note 4)	(60,985)	(23,858)	(45,239)	(22,851)	(39,503)	(582,802)
Total Net Expenses	593,211	990,104	373,282	48,034	161,152	8,276,717
Net Investment Income (Loss)	2,504,073	4,114,721	1,631,500	205,871	671,187	36,497,398
NET REALIZED GAIN (LOSS) ON:
Investments	—	—	—	—	—	—
Futures contracts	(581,816)	(1,118,719)	(53,118)	—	(113,267)	(17,826,399)
Swap agreements	(540,683)	(1,120,742)	2,595,428	1,114,422	3,301,726	(335,892,461)
In-kind redemptions	—	—	—	—	—	—
Net realized gain (loss)	(1,122,499)	(2,239,461)	2,542,310	1,114,422	3,188,459	(353,718,860)
CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION) ON:
Investments	—	—	—	—	—	—
Futures contracts	584,227	721,472	383,497	—	256,015	6,507,377
Swap agreements	2,896,318	4,461,602	3,099,540	(151,026)	(753,965)	132,846,745
Change in net unrealized appreciation (depreciation)	3,480,545	5,183,074	3,483,037	(151,026)	(497,950)	139,354,122
Net realized and unrealized gain (loss)	2,358,046	2,943,613	6,025,347	963,396	2,690,509	(214,364,738)
Change in Net Assets Resulting from Operations	$4,862,119	$7,058,334	$7,656,847	$1,169,267	$3,361,696	$(177,867,340)

See accompanying notes to the financial statements.

ProShares Trust Statements of Operations (continued)

For the Periods Indicated (Unaudited)

	UltraShort Dow30SM	UltraShort S&P500®	UltraShort MidCap400	UltraShort SmallCap600	UltraShort Russell2000	UltraShort Russell1000 Value
	Six Months Ended November 30, 2007	Six Months Ended November 30, 2007	Six Months Ended November 30, 2007	Six Months Ended November 30, 2007	Six Months Ended November 30, 2007	Six Months Ended November 30, 2007
INVESTMENT INCOME:
Dividends	$—	$—	$—	$—	$—	$—
Interest	13,026,048	35,798,805	4,835,369	941,292	11,135,818	146,472
Foreign withholding tax on dividends	—	—	—	—	—	—
Total Investment Income	13,026,048	35,798,805	4,835,369	941,292	11,135,818	146,472
EXPENSES:
Advisory fees (Note 4)	1,956,715	5,532,199	725,786	141,273	1,749,362	22,119
Management Services fees (Note 4)	260,893	737,621	96,771	18,836	233,246	2,950
Professional fees	17,174	27,200	11,932	7,571	12,386	7,270
Administration fees (Note 5)	92,547	123,983	59,546	29,876	85,703	4,725
Custodian fees (Note 6)	48,864	134,092	18,822	4,117	41,795	1,275
Printing and Shareholder reports	37,188	64,142	13,324	1,524	13,024	3,309
Licensing fees	110,759	7,652	7,652	7,652	267,189	6,437
Trustee fees	2,823	6,022	1,070	134	1,553	33
Recoupment of prior expenses reimbursed by Advisor (Note 4)	—	48,162	—	—	—	—
Other fees	20,411	35,433	7,594	2,560	9,701	1,940
Total Gross Expenses before fees waived and/or reimbursed	2,547,374	6,716,506	942,497	213,543	2,413,959	50,058
LESS:
Advisory fees waived and reimbursed, if any (Note 4)	(74,953)	—	(24,943)	(34,934)	(202,651)	(22,095)
Total Net Expenses	2,472,421	6,716,506	917,554	178,609	2,211,308	27,963
Net Investment Income (Loss)	10,553,627	29,082,299	3,917,815	762,683	8,924,510	118,509
NET REALIZED GAIN (LOSS) ON:
Investments	—	—	—	—	—	—
Futures contracts	(3,554,454)	(16,013,400)	(692,847)	—	(5,083,123)	—
Swap agreements	39,344,086	(53,262,901)	17,825,085	7,068,802	4,486,328	1,680,635
In-kind redemptions	—	—	—	—	—	—
Net realized gain (loss)	35,789,632	(69,276,301)	17,132,238	7,068,802	(596,795)	1,680,635
CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION) ON:
Investments	—	—	—	—	—	—
Futures contracts	1,487,952	5,718,832	748,102	—	4,290,283	—
Swap agreements	(15,489,553)	87,913,915	8,198,019	(1,740,812)	51,831,833	(1,107,517)
Change in net unrealized appreciation (depreciation)	(14,001,601)	93,632,747	8,946,121	(1,740,812)	56,122,116	(1,107,517)
Net realized and unrealized gain (loss)	21,788,031	24,356,446	26,078,359	5,327,990	55,525,321	573,118
Change in Net Assets Resulting from Operations	$32,341,658	$53,438,745	$29,996,174	$6,090,673	$64,449,831	$691,627

See accompanying notes to the financial statements.

	UltraShort Russell1000 Growth	UltraShort Russell MidCap Value	UltraShort Russell MidCap Growth	UltraShort Russell2000 Value	UltraShort Russell2000 Growth	UltraShort Basic Materials
	Six Months Ended November 30, 2007	Six Months Ended November 30, 2007	Six Months Ended November 30, 2007	Six Months Ended November 30, 2007	Six Months Ended November 30, 2007	Six Months Ended November 30, 2007
INVESTMENT INCOME:
Dividends	$—	$—	$—	$—	$—	$—
Interest	212,654	141,525	131,941	524,292	548,809	633,706
Foreign withholding tax on dividends	—	—	—	—	—	—
Total Investment Income	212,654	141,525	131,941	524,292	548,809	633,706
EXPENSES:
Advisory fees (Note 4)	32,207	21,096	19,397	80,840	80,509	91,842
Management Services fees (Note 4)	4,295	2,813	2,586	10,778	10,735	12,246
Professional fees	7,296	7,275	7,271	7,406	7,468	7,429
Administration fees (Note 5)	6,880	4,507	4,144	17,261	17,199	18,502
Custodian fees (Note 6)	1,488	1,262	1,227	2,572	2,683	2,787
Printing and Shareholder reports	3,378	3,280	3,286	3,503	4,050	622
Licensing fees	7,468	6,449	6,502	13,113	13,072	11,298
Trustee fees	38	33	34	65	96	78
Recoupment of prior expenses reimbursed by Advisor (Note 4)	—	—	—	—	—	—
Other fees	1,951	1,944	1,944	2,011	2,299	2,106
Total Gross Expenses before fees waived and/or reimbursed	65,001	48,659	46,391	137,549	138,111	146,910
LESS:
Advisory fees waived and reimbursed, if any (Note 4)	(24,340)	(21,975)	(21,875)	(35,332)	(36,362)	(31,166)
Total Net Expenses	40,661	26,684	24,516	102,217	101,749	115,744
Net Investment Income (Loss)	171,993	114,841	107,425	422,075	447,060	517,962
NET REALIZED GAIN (LOSS) ON:
Investments	—	—	—	—	—	—
Futures contracts	—	—	—	—	—	—
Swap agreements	450,125	831,417	943,511	3,775,986	3,112,310	(3,417,410)
In-kind redemptions	—	—	—	—	—	—
Net realized gain (loss)	450,125	831,417	943,511	3,775,986	3,112,310	(3,417,410)
CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION) ON:
Investments	—	—	—	—	—	—
Futures contracts	—	—	—	—	—	—
Swap agreements	(1,477,866)	401,757	(365,287)	(435,356)	(1,283,515)	(8,355,841)
Change in net unrealized appreciation (depreciation)	(1,477,866)	401,757	(365,287)	(435,356)	(1,283,515)	(8,355,841)
Net realized and unrealized gain (loss)	(1,027,741)	1,233,174	578,224	3,340,630	1,828,795	(11,773,251)
Change in Net Assets Resulting from Operations	$(855,748)	$1,348,015	$685,649	$3,762,705	$2,275,855	$(11,255,289)

See accompanying notes to the financial statements.

ProShares Trust Statements of Operations (continued)

For the Periods Indicated (Unaudited)

	UltraShort Consumer Goods	UltraShort Consumer Services	UltraShort Financials	UltraShort Health Care	UltraShort Industrials	UltraShort Oil & Gas
	Six Months Ended November 30, 2007	Six Months Ended November 30, 2007	Six Months Ended November 30, 2007	Six Months Ended November 30, 2007	Six Months Ended November 30, 2007	Six Months Ended November 30, 2007
INVESTMENT INCOME:
Dividends	$—	$—	$—	$—	$—	$—
Interest	296,682	265,099	12,031,052	256,959	183,532	2,269,337
Foreign withholding tax on dividends	—	—	—	—	—	—
Total Investment Income	296,682	265,099	12,031,052	256,959	183,532	2,269,337
EXPENSES:
Advisory fees (Note 4)	45,359	42,585	1,972,025	38,135	28,969	367,867
Management Services fees (Note 4)	6,048	5,678	262,934	5,084	3,862	49,048
Professional fees	7,354	7,315	11,595	7,326	7,269	7,867
Administration fees (Note 5)	9,692	9,097	84,953	8,148	6,188	44,070
Custodian fees (Note 6)	1,828	1,683	45,293	1,682	1,397	8,690
Printing and Shareholder reports	417	334	7,351	340	271	1,858
Licensing fees	8,819	8,672	111,576	8,434	7,945	26,020
Trustee fees	64	47	1,138	57	36	197
Recoupment of prior expenses reimbursed by Advisor (Note 4)	—	—	—	—	—	—
Other fees	2,105	1,966	5,245	2,090	1,935	2,867
Total Gross Expenses before fees waived and/or reimbursed	81,686	77,377	2,502,110	71,296	57,872	508,484
LESS:
Advisory fees waived and reimbursed, if any (Note 4)	(24,410)	(23,518)	(7,788)	(23,126)	(21,283)	(43,708)
Total Net Expenses	57,276	53,859	2,494,322	48,170	36,589	464,776
Net Investment Income (Loss)	239,406	211,240	9,536,730	208,789	146,943	1,804,561
NET REALIZED GAIN (LOSS) ON:
Investments	—	—	—	—	—	—
Futures contracts	—	—	—	—	—	—
Swap agreements	(546,910)	1,570,946	74,227,495	404,145	228,155	16,568,987
In-kind redemptions	—	—	—	—	—	—
Net realized gain (loss)	(546,910)	1,570,946	74,227,495	404,145	228,155	16,568,987
CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION) ON:
Investments	—	—	—	—	—	—
Futures contracts	—	—	—	—	—	—
Swap agreements	(554,835)	240,584	(11,283,153)	(459,068)	(579,928)	(17,452,127)
Change in net unrealized appreciation (depreciation)	(554,835)	240,584	(11,283,153)	(459,068)	(579,928)	(17,452,127)
Net realized and unrealized gain (loss)	(1,101,745)	1,811,530	62,944,342	(54,923)	(351,773)	(883,140)
Change in Net Assets Resulting from Operations	$(862,339)	$2,022,770	$72,481,072	$153,866	$(204,830)	$921,421

See accompanying notes to the financial statements.

	UltraShort Real Estate	UltraShort Semiconductors	UltraShort Technology	UltraShort Utilities	Short MSCI EAFE	Short MSCI Emerging Markets
	Six Months Ended November 30, 2007	Six Months Ended November 30, 2007	Six Months Ended November 30, 2007	Six Months Ended November 30, 2007	October 23, 2007* through November 30, 2007	October 30, 2007* through November 30, 2007
INVESTMENT INCOME:
Dividends	$—	$—	$—	$—	$—	$—
Interest	9,325,488	214,410	138,614	476,220	60,617	44,775
Foreign withholding tax on dividends	—	—	—	—	—	—
Total Investment Income	9,325,488	214,410	138,614	476,220	60,617	44,775
EXPENSES:
Advisory fees (Note 4)	1,434,581	31,025	21,132	68,459	10,405	7,521
Management Services fees (Note 4)	191,275	4,136	2,818	9,128	1,387	1,003
Professional fees	10,556	7,310	7,249	7,325	3,391	2,857
Administration fees (Note 5)	78,972	6,630	4,514	14,618	2,224	1,608
Custodian fees (Note 6)	34,405	1,505	1,242	2,480	366	285
Printing and Shareholder reports	8,435	477	245	1,137	45	38
Licensing fees	82,912	8,055	7,527	10,051	11,177	9,416
Trustee fees	960	52	33	57	8	7
Recoupment of prior expenses reimbursed by Advisor (Note 4)	—	—	—	—	—	—
Other fees	5,591	2,078	1,935	2,209	682	575
Total Gross Expenses before fees waived and/or reimbursed	1,847,687	61,268	46,695	115,464	29,685	23,310
LESS:
Advisory fees waived and reimbursed, if any (Note 4)	(33,234)	(22,092)	(20,019)	(28,973)	(16,540)	(13,810)
Total Net Expenses	1,814,453	39,176	26,676	86,491	13,145	9,500
Net Investment Income (Loss)	7,511,035	175,234	111,938	389,729	47,472	35,275
NET REALIZED GAIN (LOSS) ON:
Investments	—	—	—	—	—	—
Futures contracts	—	—	—	—	—	—
Swap agreements	96,533,388	430,823	74,101	69,084	(152,811)	1,168,065
In-kind redemptions	—	—	—	—	—	—
Net realized gain (loss)	96,533,388	430,823	74,101	69,084	(152,811)	1,168,065
CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION) ON:
Investments	—	—	—	—	—	—
Futures contracts	—	—	—	—	—	—
Swap agreements	(35,488,767)	(723,215)	(395,730)	397,524	89,800	(1,350,874)
Change in net unrealized appreciation (depreciation)	(35,488,767)	(723,215)	(395,730)	397,524	89,800	(1,350,874)
Net realized and unrealized gain (loss)	61,044,621	(292,392)	(321,629)	466,608	(63,011)	(182,809)
Change in Net Assets Resulting from Operations	$68,555,656	$(117,158)	$(209,691)	$856,337	$(15,539)	$(147,534)

*Commencement of investment operations.

See accompanying notes to the financial statements.

ProShares Trust Statements of Operations (continued)

For the Periods Indicated (Unaudited)

	UltraShort MSCI EAFE	UltraShort MSCI Emerging Markets	UltraShort FTSE/Xinhua China 25	UltraShort MSCI Japan
	October 23, 2007* through November 30, 2007	October 30, 2007* through November 30, 2007	November 6, 2007* through November 30, 2007	November 6, 2007* through November 30, 2007
INVESTMENT INCOME:
Dividends	$—	$—	$—	$—
Interest	69,358	152,620	381,602	33,877
Foreign withholding tax on dividends	—	—	—	—
Total Investment Income	69,358	152,620	381,602	33,877
EXPENSES:
Advisory fees (Note 4)	13,145	27,436	73,828	5,517
Management Services fees (Note 4)	1,752	3,658	9,844	736
Professional fees	3,391	2,857	2,286	2,286
Administration fees (Note 5)	2,808	5,103	6,459	1,180
Custodian fees (Note 6)	504	730	1,552	277
Printing and Shareholder reports	45	38	30	30
Licensing fees	11,177	9,416	11,583	13,333
Trustee fees	8	7	6	6
Recoupment of prior expenses reimbursed by Advisor (Note 4)	—	—	—	—
Other fees	682	575	460	461
Total Gross Expenses before fees waived and/or reimbursed	33,512	49,820	106,048	23,826
LESS:
Advisory fees waived and reimbursed, if any (Note 4)	(16,942)	(15,220)	(13,989)	(16,857)
Total Net Expenses	16,570	34,600	92,059	6,969
Net Investment Income (Loss)	52,788	118,020	289,543	26,908
NET REALIZED GAIN (LOSS) ON:
Investments	—	—	—	—
Futures contracts	—	—	—	—
Swap agreements	294,980	10,085,546	29,252,677	1,287,562
In-kind redemptions	—	—	—	—
Net realized gain (loss)	294,980	10,085,546	29,252,677	1,287,562
CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION) ON:
Investments	—	—	—	—
Futures contracts	—	—	—	—
Swap agreements	(2,006,481)	(13,721,987)	(84,899,236)	(1,399,152)
Change in net unrealized appreciation (depreciation)	(2,006,481)	(13,721,987)	(84,899,236)	(1,399,152)
Net realized and unrealized gain (loss)	(1,711,501)	(3,636,441)	(55,646,559)	(111,590)
Change in Net Assets Resulting from Operations	$(1,658,713)	$(3,518,421)	$(55,357,016)	$(84,682)

*Commencement of investment operations.

See accompanying notes to the financial statements.

ProShares Trust Statements of Changes in Net Assets

For the Periods Indicated

	Ultra QQQ®		Ultra Dow30SM		Ultra S&P500®
	Six Months Ended November 30, 2007 (Unaudited)	June 19, 2006* through May 31, 2007	Six Months Ended November 30, 2007 (Unaudited)	June 19, 2006* through May 31, 2007	Six Months Ended November 30, 2007 (Unaudited)	June 19, 2006* through May 31, 2007
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)	$284,351	$327,096	$1,563,083	$1,104,314	$3,327,425	$1,844,513
Net realized gain (loss)	93,295,682	53,836,089	1,172,610	16,711,180	(56,567)	20,362,657
Change in net unrealized appreciation (depreciation)	(20,167,086)	22,585,417	(9,989,493)	9,648,637	(18,352,539)	25,367,960
Change in Net Assets Resulting from Operations	73,412,947	76,748,602	(7,253,800)	27,464,131	(15,081,681)	47,575,130
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	—	(380,775)	(1,017,808)	(844,257)	(1,963,077)	(1,310,935)
Net realized gains	—	(16,735,924)	—	(5,072,065)	—	(6,067,371)
Total distributions	—	(17,116,699)	(1,017,808)	(5,916,322)	(1,963,077)	(7,378,306)
CAPITAL TRANSACTIONS (a):
Proceeds from shares issued	622,872,204	310,933,214	170,703,130	183,697,403	413,056,829	203,382,483
Cost of shares redeemed	(176,870,096)	(122,303,684)	(27,780,772)	(81,288,750)	(27,129,789)	—
Change in net assets resulting from capital transactions	446,002,108	188,629,530	142,922,358	102,408,653	385,927,040	203,382,483
Change in net assets	519,415,055	248,261,433	134,650,750	123,956,462	368,882,282	243,579,307
NET ASSETS:
Beginning of period	$248,261,433	$—	$123,956,462	$—	$243,579,307	$—
End of period	$767,676,488	$248,261,433	$258,607,212	$123,956,462	$612,461,589	$243,579,307
Accumulated undistributed net investment income (loss) included in end of period net assets	$245,084	$(39,267)	$817,190	$271,915	$1,908,279	$543,931
SHARE TRANSACTIONS:
Beginning of period	2,625,001	—	1,275,001	—	2,475,001	—
Issued	3,900,000	3,900,001	1,275,000	2,325,001	2,625,000	2,475,001
Issued in-kind	2,475,000	150,000	600,000	—	2,100,000	—
Redeemed	(150,000)	—	—	(600,000)	—	—
Redemption in-kind	(1,575,000)	(1,425,000)	(300,000)	(450,000)	(300,000)	—
Shares outstanding, end of period	7,275,001	2,625,001	2,850,001	1,275,001	6,900,001	2,475,001

*  Commencement of investment operations.

(a)  Capital share transactions may include transaction fees associated with Creation and Redemption transactions which occurred during the period. See Note 9 to the Financial Statements.

See accompanying notes to the financial statements.

ProShares Trust Statements of Changes in Net Assets (continued)

For the Periods Indicated

	Ultra MidCap400		Ultra SmallCap600		Ultra Russell2000
	Six Months Ended November 30, 2007 (Unaudited)	June 19, 2006* through May 31, 2007	Six Months Ended November 30, 2007 (Unaudited)	January 23, 2007* through May 31, 2007	Six Months Ended November 30, 2007 (Unaudited)	January 23, 2007* through May 31, 2007
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)	$431,316	$644,922	$36,068	$43,031	$246,919	$110,770
Net realized gain (loss)	1,375,942	13,459,706	(858,238)	1,553,868	377,864	2,614,889
Change in net unrealized appreciation (depreciation)	(15,958,446)	11,797,176	(1,826,231)	915,162	(7,006,883)	1,839,592
Change in Net Assets Resulting from Operations	(14,151,188)	25,901,804	(2,648,401)	2,512,061	(6,382,100)	4,565,251
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	(351,219)	(539,508)	(69,705)	—	(241,443)	—
Net realized gains	—	(2,654,711)	—	—	—	—
Total distributions	(351,219)	(3,194,219)	(69,705)	—	(241,443)	—
CAPITAL TRANSACTIONS (a):
Proceeds from shares issued	26,339,125	93,441,635	—	15,754,165	72,652,806	36,426,312
Cost of shares redeemed	(34,040,023)	(12,163,500)	—	(5,873,250)	(25,894,759)	(11,076,000)
Change in net assets resulting from capital transactions	(7,700,898)	81,278,135	—	9,880,915	46,758,047	25,350,312
Change in net assets	(22,203,305)	103,985,720	(2,718,106)	12,392,976	40,134,504	29,915,563
NET ASSETS:
Beginning of period	$103,985,720	$—	$12,392,976	$—	$29,915,563	$—
End of period	$81,782,415	$103,985,720	$9,674,870	$12,392,976	$70,050,067	$29,915,563
Accumulated undistributed net investment income (loss) included in end of period net assets	$197,796	$117,699	$9,394	$43,031	$116,246	$110,770
SHARE TRANSACTIONS:
Beginning of period	1,050,001	—	150,001	—	375,001	—
Issued	300,000	1,200,001	—	225,001	900,000	525,001
Issued in-kind	—	—	—	—	225,000	—
Redeemed	—	—	—	—	—	—
Redemption in-kind	(375,000)	(150,000)	—	(75,000)	(375,000)	(150,000)
Shares outstanding, end of period	975,001	1,050,001	150,001	150,001	1,125,001	375,001

*  Commencement of investment operations.

(a)  Capital share transactions may include transaction fees associated with Creation and Redemption transactions which occurred during the period. See Note 9 to the Financial Statements.

See accompanying notes to the financial statements.

	Ultra Russell1000 Value		Ultra Russell1000 Growth		Ultra Russell MidCap Value
	Six Months Ended November 30, 2007 (Unaudited)	February 20, 2007* through May 31, 2007	Six Months Ended November 30, 2007 (Unaudited)	February 20, 2007* through May 31, 2007	Six Months Ended November 30, 2007 (Unaudited)	February 20, 2007* through May 31, 2007
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)	$94,665	$60,566	$78,795	$30,134	$72,985	$59,116
Net realized gain (loss)	(1,017,587)	334,139	773,877	256,806	(1,356,328)	197,965
Change in net unrealized appreciation (depreciation)	(1,154,164)	497,319	(861,446)	580,729	(1,459,152)	489,519
Change in Net Assets Resulting from Operations	(2,077,086)	892,024	(8,774)	867,669	(2,742,495)	746,600
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	(114,742)	—	(59,572)	—	(106,697)	—
Net realized gains	—	—	—	—	—	—
Total distributions	(114,742)	—	(59,572)	—	(106,697)	—
CAPITAL TRANSACTIONS (a):
Proceeds from shares issued	—	10,502,380	11,259,539	10,502,380	—	10,502,380
Cost of shares redeemed	—	—	—	—	—	—
Change in net assets resulting from capital transactions	—	10,502,380	11,259,539	10,502,380	—	10,502,380
Change in net assets	(2,191,828)	11,394,404	11,191,193	11,370,049	(2,849,192)	11,248,980
NET ASSETS:
Beginning of period	$11,394,404	$—	$11,370,049	$—	$11,248,980	$—
End of period	$9,202,576	$11,394,404	$22,561,242	$11,370,049	$8,399,788	$11,248,980
Accumulated undistributed net investment income (loss) included in end of period net assets	$40,489	$60,566	$49,357	$30,134	$25,404	$59,116
SHARE TRANSACTIONS:
Beginning of period	150,001	—	150,001	—	150,001	—
Issued	—	150,001	150,000	150,001	—	150,001
Issued in-kind	—	—	—	—	—	—
Redeemed	—	—	—	—	—	—
Redemption in-kind	—	—	—	—	—	—
Shares outstanding, end of period	150,001	150,001	300,001	150,001	150,001	150,001

*  Commencement of investment operations.

(a)  Capital share transactions may include transaction fees associated with Creation and Redemption transactions which occurred during the period. See Note 9 to the Financial Statements.

See accompanying notes to the financial statements.

ProShares Trust Statements of Changes in Net Assets (continued)

For the Periods Indicated

	Ultra Russell MidCap Growth		Ultra Russell2000 Value		Ultra Russell2000 Growth
	Six Months Ended November 30, 2007 (Unaudited)	February 20, 2007* through May 31, 2007	Six Months Ended November 30, 2007 (Unaudited)	February 20, 2007* through May 31, 2007	Six Months Ended November 30, 2007 (Unaudited)	February 20, 2007* through May 31, 2007
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)	$24,203	$20,137	$79,891	$53,757	$21,506	$10,014
Net realized gain (loss)	425,241	234,322	(1,745,511)	(148,590)	(51,567)	97,140
Change in net unrealized appreciation (depreciation)	(1,110,311)	684,363	(1,577,257)	211,170	(1,211,642)	499,755
Change in Net Assets Resulting from Operations	(660,867)	938,822	(3,242,877)	116,337	(1,241,703)	606,909
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	(30,686)	—	(101,454)	—	(28,383)	—
Net realized gains	—	—	—	—	—	—
Total distributions	(30,686)	—	(101,454)	—	(28,383)	—
CAPITAL TRANSACTIONS (a):
Proceeds from shares issued	5,002,816	10,502,380	—	10,502,380	—	10,502,380
Cost of shares redeemed	—	—	—	—	—	—
Change in net assets resulting from capital transactions	5,002,816	10,502,380	—	10,502,380	—	10,502,380
Change in net assets	4,311,263	11,441,202	(3,344,331)	10,618,717	(1,270,086)	11,109,289
NET ASSETS:
Beginning of period	$11,441,202	$—	$10,618,717	$—	$11,109,289	$—
End of period	$15,752,465	$11,441,202	$7,274,386	$10,618,717	$9,839,203	$11,109,289
Accumulated undistributed net investment income (loss) included in end of period net assets	$13,654	$20,137	$32,194	$53,757	$3,137	$10,014
SHARE TRANSACTIONS:
Beginning of period	150,001	—	150,001	—	150,001	—
Issued	75,000	150,001	—	150,001	—	150,001
Issued in-kind	—	—	—	—	—	—
Redeemed	—	—	—	—	—	—
Redemption in-kind	—	—	—	—	—	—
Shares outstanding, end of period	225,001	150,001	150,001	150,001	150,001	150,001

*  Commencement of investment operations.

(a)  Capital share transactions may include transaction fees associated with Creation and Redemption transactions which occurred during the period. See Note 9 to the Financial Statements.

See accompanying notes to the financial statements.

	Ultra Basic Materials		Ultra Consumer Goods		Ultra Consumer Services
	Six Months Ended November 30, 2007 (Unaudited)	January 30, 2007* through May 31, 2007	Six Months Ended November 30, 2007 (Unaudited)	January 30, 2007* through May 31, 2007	Six Months Ended November 30, 2007 (Unaudited)	January 30, 2007* through May 31, 2007
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)	$116,329	$74,800	$67,682	$65,268	$15,975	$22,379
Net realized gain (loss)	3,734,727	1,444,802	6,170	394,709	(619,135)	81,631
Change in net unrealized appreciation (depreciation)	(1,695,803)	1,670,164	(158,474)	544,792	(563,657)	210,132
Change in Net Assets Resulting from Operations	2,155,253	3,189,766	(84,622)	1,004,769	(1,166,817)	314,142
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	(125,876)	—	(121,301)	—	(29,898)	—
Net realized gains	—	—	—	—	—	—
Total distributions	(125,876)	—	(121,301)	—	(29,898)	—
CAPITAL TRANSACTIONS (a):
Proceeds from shares issued	5,222,444	10,502,380	598	10,502,380	—	10,503,531
Cost of shares redeemed	(6,510,822)	—	(5,464,148)	—	—	(5,315,984)
Change in net assets resulting from capital transactions	(1,288,378)	10,502,380	(5,463,550)	10,502,380	—	5,187,547
Change in net assets	740,999	13,692,146	(5,669,473)	11,507,149	(1,196,715)	5,501,689
NET ASSETS:
Beginning of period	$13,692,146	$—	$11,507,149	$—	$5,501,689	$—
End of period	$14,433,145	$13,692,146	$5,837,676	$11,507,149	$4,304,974	$5,501,689
Accumulated undistributed net investment income (loss) included in end of period net assets	$65,253	$74,800	$11,649	$65,268	$8,456	$22,379
SHARE TRANSACTIONS:
Beginning of period	150,001	—	150,001	—	75,001	—
Issued	75,000	150,001	—	150,001	—	150,001
Issued in-kind	—	—	—	—	—	—
Redeemed	—	—	—	—	—	(75,000)
Redemption in-kind	(75,000)	—	(75,000)	—	—	—
Shares outstanding, end of period	150,001	150,001	75,001	150,001	75,001	75,001

*  Commencement of investment operations.

(a)  Capital share transactions may include transaction fees associated with Creation and Redemption transactions which occurred during the period. See Note 9 to the Financial Statements.

See accompanying notes to the financial statements.

ProShares Trust Statements of Changes in Net Assets (continued)

For the Periods Indicated

	Ultra Financials		Ultra Health Care		Ultra Industrials
	Six Months Ended November 30, 2007 (Unaudited)	January 30, 2007* through May 31, 2007	Six Months Ended November 30, 2007 (Unaudited)	January 30, 2007* through May 31, 2007	Six Months Ended November 30, 2007 (Unaudited)	January 30, 2007* through May 31, 2007
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)	$532,120	$98,367	$52,852	$77,897	$41,282	$47,610
Net realized gain (loss)	(7,310,029)	(547,511)	(435,538)	559,497	(55,011)	1,569,108
Change in net unrealized appreciation (depreciation)	(1,578,267)	236,939	249,305	557,868	(912,682)	584,344
Change in Net Assets Resulting from Operations	(8,356,176)	(212,205)	(133,381)	1,195,262	(926,411)	2,201,062
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	(267,133)	—	(108,065)	—	(63,653)	—
Net realized gains	—	—	—	—	—	—
Total distributions	(267,133)	—	(108,065)	—	(63,653)	—
CAPITAL TRANSACTIONS (a):
Proceeds from shares issued	151,181,015	15,754,563	—	10,502,380	6,763,563	10,503,062
Cost of shares redeemed	(3,485,065)	(4,757,250)	—	—	—	(6,184,883)
Change in net assets resulting from capital transactions	147,695,950	10,997,313	—	10,502,380	6,763,563	4,318,179
Change in net assets	139,072,641	10,785,108	(241,446)	11,697,642	5,773,499	6,519,241
NET ASSETS:
Beginning of period	$10,785,108	$—	$11,697,642	$—	$6,519,241	$—
End of period	$149,857,749	$10,785,108	$11,456,196	$11,697,642	$12,292,740	$6,519,241
Accumulated undistributed net investment income (loss) included in end of period net assets	$363,354	$98,367	$22,684	$77,897	$25,239	$47,610
SHARE TRANSACTIONS:
Beginning of period	150,001	—	150,001	—	75,001	—
Issued	2,850,000	225,001	—	150,001	75,000	150,001
Issued in-kind	300,000	—	—	—	—	—
Redeemed	—	(75,000)	—	—	—	—
Redemption in-kind	(75,000)	—	—	—	—	(75,000)
Shares outstanding, end of period	3,225,001	150,001	150,001	150,001	150,001	75,001

*  Commencement of investment operations.

(a)  Capital share transactions may include transaction fees associated with Creation and Redemption transactions which occurred during the period. See Note 9 to the Financial Statements.

See accompanying notes to the financial statements.

	Ultra Oil & Gas		Ultra Real Estate		Ultra Semiconductors
	Six Months Ended November 30, 2007 (Unaudited)	January 30, 2007* through May 31, 2007	Six Months Ended November 30, 2007 (Unaudited)	January 30, 2007* through May 31, 2007	Six Months Ended November 30, 2007 (Unaudited)	January 30, 2007* through May 31, 2007
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)	$747,477	$95,881	$142,947	$102,961	$73,156	$42,308
Net realized gain (loss)	8,287,363	4,119,050	(1,856,670)	(2,964,478)	(1,184,682)	542,464
Change in net unrealized appreciation (depreciation)	(3,702,773)	1,885,580	(1,508,370)	(36,201)	(2,466,829)	688,039
Change in Net Assets Resulting from Operations	5,332,067	6,100,511	(3,222,093)	(2,897,718)	(3,578,355)	1,272,811
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	(239,097)	—	(148,970)	—	(70,604)	—
Net realized gains	—	—	—	—	—	—
Total distributions	(239,097)	—	(148,970)	—	(70,604)	—
CAPITAL TRANSACTIONS (a):
Proceeds from shares issued	37,415,020	35,008,700	16,319,245	21,007,670	30,463,369	10,502,380
Cost of shares redeemed	(9,010,710)	(12,627,750)	—	(13,473,662)	(5,588,635)	—
Change in net assets resulting from capital transactions	28,404,310	22,380,950	16,319,245	7,534,008	24,874,734	10,502,380
Change in net assets	33,497,280	28,481,461	12,948,182	4,636,290	21,225,775	11,775,191
NET ASSETS:
Beginning of period	$28,481,461	$—	$4,636,290	$—	$11,775,191	$—
End of period	$61,978,741	$28,481,461	$17,584,472	$4,636,290	$33,000,966	$11,775,191
Accumulated undistributed net investment income (loss) included in end of period net assets	$604,261	$95,881	$96,938	$102,961	$44,860	$42,308
SHARE TRANSACTIONS:
Beginning of period	300,001	—	75,001	—	150,001	—
Issued	75,000	300,001	375,000	300,001	—	150,001
Issued in-kind	300,000	150,000	—	—	375,000	—
Redeemed	—	—	—	(225,000)	—	—
Redemption in-kind	(75,000)	(150,000)	—	—	(75,000)	—
Shares outstanding, end of period	600,001	300,001	450,001	75,001	450,001	150,001

*  Commencement of investment operations.

(a)  Capital share transactions may include transaction fees associated with Creation and Redemption transactions which occurred during the period. See Note 9 to the Financial Statements.

See accompanying notes to the financial statements.

ProShares Trust Statements of Changes in Net Assets (continued)

For the Periods Indicated

	Ultra Technology		Ultra Utilities		Short QQQ®
	Six Months Ended November 30, 2007 (Unaudited)	January 30, 2007* through May 31, 2007	Six Months Ended November 30, 2007 (Unaudited)	January 30, 2007* through May 31, 2007	Six Months Ended November 30, 2007 (Unaudited)	June 19, 2006* through May 31, 2007
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)	$67,113	$20,794	$136,432	$110,286	$1,649,720	$3,870,039
Net realized gain (loss)	3,904,041	627,576	88,730	1,407,864	(11,645,274)	(21,193,093)
Change in net unrealized appreciation (depreciation)	(6,078,110)	406,028	(364,654)	1,520,528	4,808,454	(1,386,954)
Change in Net Assets Resulting from Operations	(2,106,956)	1,054,398	(139,492)	3,038,678	(5,187,100)	(18,710,008)
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	(41,798)	—	(191,956)	—	(2,058,277)	(2,541,079)
Net realized gains	—	—	—	—	—	—
Total distributions	(41,798)	—	(191,956)	—	(2,058,277)	(2,541,079)
CAPITAL TRANSACTIONS (a):
Proceeds from shares issued	57,554,069	10,503,610	—	10,502,380	244,935,757	229,163,471
Cost of shares redeemed	—	(5,705,625)	—	—	(261,428,794)	(115,950,000)
Change in net assets resulting from capital transactions	57,554,069	4,797,985	—	10,502,380	(16,493,037)	113,213,471
Change in net assets	55,405,315	5,852,383	(331,448)	13,541,058	(23,738,414)	91,962,384
NET ASSETS:
Beginning of period	$5,852,383	$—	$13,541,058	$—	$91,962,384	$—
End of period	$61,257,698	$5,852,383	$13,209,610	$13,541,058	$68,223,970	$91,962,384
Accumulated undistributed net investment income (loss) included in end of period net assets	$46,109	$20,794	$54,762	$110,286	$436,601	$845,158
SHARE TRANSACTIONS:
Beginning of period	75,001	—	150,001	—	1,575,001	—
Issued	675,000	150,001	—	150,001	4,350,000	3,375,001
Issued in-kind	—	—	—	—	—	—
Redeemed	—	(75,000)	—	—	(4,650,000)	(1,800,000)
Redemption in-kind	—	—	—	—	—	—
Shares outstanding, end of period	750,001	75,001	150,001	150,001	1,275,001	1,575,001

*  Commencement of investment operations.

(a)  Capital share transactions may include transaction fees associated with Creation and Redemption transactions which occurred during the period. See Note 9 to the Financial Statements.

See accompanying notes to the financial statements.

	Short Dow30SM		Short S&P500®		Short MidCap400
	Six Months Ended November 30, 2007 (Unaudited)	June 19, 2006* through May 31, 2007	Six Months Ended November 30, 2007 (Unaudited)	June 19, 2006* through May 31, 2007	Six Months Ended November 30, 2007 (Unaudited)	June 19, 2006* through May 31, 2007
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)	$2,504,073	$2,658,389	$4,114,721	$4,623,209	$1,631,500	$4,211,231
Net realized gain (loss)	(1,122,499)	(12,983,474)	(2,239,461)	(21,085,714)	2,542,310	(19,946,528)
Change in net unrealized appreciation (depreciation)	3,480,545	(1,006,787)	5,183,074	(1,620,404)	3,483,037	(1,858,782)
Change in Net Assets Resulting from Operations	4,862,119	(11,331,872)	7,058,334	(18,082,909)	7,656,847	(17,594,079)
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	(2,408,495)	(1,877,899)	(4,158,476)	(3,260,155)	(2,173,012)	(3,330,179)
Net realized gains	—	—	—	—	—	—
Total distributions	(2,408,495)	(1,877,899)	(4,158,476)	(3,260,155)	(2,173,012)	(3,330,179)
CAPITAL TRANSACTIONS (a):
Proceeds from shares issued	168,163,415	144,817,204	275,771,135	244,227,855	8,499,587	229,927,225
Cost of shares redeemed	(168,490,688)	(4,908,750)	(232,455,699)	(37,430,250)	(75,294,786)	(98,112,750)
Change in net assets resulting from capital transactions	(327,273)	139,908,454	43,315,436	206,797,605	(66,795,199)	131,814,475
Change in net assets	2,126,351	126,698,683	46,215,294	185,454,541	(61,311,364)	110,890,217
NET ASSETS:
Beginning of period	$126,698,683	$—	$185,554,541	$100,000	$110,890,217	$—
End of period	$128,825,034	$126,698,683	$231,769,835	$185,554,541	$49,578,853	$110,890,217
Accumulated undistributed net investment income (loss) included in end of period net assets	$884,422	$788,844	$1,339,243	$1,382,998	$357,341	$898,853
SHARE TRANSACTIONS:
Beginning of period	2,175,001	—	3,151,429	1,428	1,950,001	—
Issued	2,850,000	2,250,001	4,500,000	3,750,001	150,000	3,450,001
Issued in-kind	—	—	—	—	—	—
Redeemed	(2,850,000)	(75,000)	(3,825,000)	(600,000)	(1,275,000)	(1,500,000)
Redemption in-kind	—	—	—	—	—	—
Shares outstanding, end of period	2,175,001	2,175,001	3,826,429	3,151,429	825,001	1,950,001

*  Commencement of investment operations.

(a)  Capital share transactions may include transaction fees associated with Creation and Redemption transactions which occurred during the period. See Note 9 to the Financial Statements.

See accompanying notes to the financial statements.

ProShares Trust Statements of Changes in Net Assets (continued)

For the Periods Indicated

	Short SmallCap600		Short Russell2000		UltraShort QQQ®
	Six Months Ended November 30, 2007 (Unaudited)	January 23, 2007* through May 31, 2007	Six Months Ended November 30, 2007 (Unaudited)	January 23, 2007* through May 31, 2007	Six Months Ended November 30, 2007 (Unaudited)	July 11, 2006* through May 31, 2007
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)	$205,871	$158,070	$671,187	$182,103	$36,497,398	$31,562,224
Net realized gain (loss)	1,114,422	(784,618)	3,188,459	(689,446)	(353,718,860)	(291,141,983)
Change in net unrealized appreciation (depreciation)	(151,026)	(111,773)	(497,950)	(265,772)	139,354,122	(67,103,700)
Change in Net Assets Resulting from Operations	1,169,267	(738,321)	3,361,696	(773,115)	(177,867,340)	(326,683,459)
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	(288,794)	—	(592,768)	—	(40,771,562)	(16,494,853)
Net realized gains	—	—	—	—	—	—
Total distributions	(288,794)	—	(592,768)	—	(40,771,562)	(16,494,853)
CAPITAL TRANSACTIONS (a):
Proceeds from shares issued	—	10,501,225	26,138,473	25,595,128	2,340,837,896	2,830,563,857
Cost of shares redeemed	—	—	(10,364,327)	—	(3,049,878,974)	(172,098,625)
Change in net assets resulting from capital transactions	—	10,501,225	15,774,146	25,595,128	(709,041,078)	2,658,465,232
Change in net assets	880,473	9,762,904	18,543,074	24,822,013	(927,679,980)	2,315,286,920
NET ASSETS:
Beginning of period	$9,762,904	$—	$24,822,013	$—	$2,315,286,920	$—
End of period	$10,643,377	$9,762,904	$43,365,087	$24,822,013	$1,387,606,940	$2,315,286,920
Accumulated undistributed net investment income (loss) included in end of period net assets	$75,147	$158,070	$260,522	$182,103	$10,813,624	$15,087,788
SHARE TRANSACTIONS:
Beginning of period	150,001	—	375,001	—	50,100,001	—
Issued	—	150,001	375,000	375,001	56,850,000	53,400,001
Issued in-kind	—	—	—	—	—	—
Redeemed	—	—	(150,000)	—	(70,725,000)	(3,300,000)
Redemption in-kind	—	—	—	—	—	—
Shares outstanding, end of period	150,001	150,001	600,001	375,001	36,225,001	50,100,001

*  Commencement of investment operations.

(a)  Capital share transactions may include transaction fees associated with Creation and Redemption transactions which occurred during the period. See Note 9 to the Financial Statements.

See accompanying notes to the financial statements.

	UltraShort Dow30SM		UltraShort S&P500®		UltraShort MidCap400
	Six Months Ended November 30, 2007 (Unaudited)	July 11, 2006* through May 31, 2007	Six Months Ended November 30, 2007 (Unaudited)	July 11, 2006* through May 31, 2007	Six Months Ended November 30, 2007 (Unaudited)	July 11, 2006* through May 31, 2007
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)	$10,553,627	$6,463,791	$29,082,299	$14,507,397	$3,917,815	$4,329,134
Net realized gain (loss)	35,789,632	(65,174,469)	(69,276,301)	(140,662,758)	17,132,238	(49,688,535)
Change in net unrealized appreciation (depreciation)	(14,001,601)	(8,826,386)	93,632,747	(15,675,256)	8,946,121	(6,261,104)
Change in Net Assets Resulting from Operations	32,341,658	(67,537,064)	53,438,745	(141,830,617)	29,996,174	(51,620,505)
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	(9,841,316)	(3,472,997)	(23,384,376)	(8,038,350)	(4,067,909)	(2,841,797)
Net realized gains	—	—	—	—	—	—
Total distributions	(9,841,316)	(3,472,997)	(23,384,376)	(8,038,350)	(4,067,909)	(2,841,797)
CAPITAL TRANSACTIONS (a):
Proceeds from shares issued	1,118,786,107	695,292,803	2,646,230,578	1,167,757,699	76,187,833	273,577,397
Cost of shares redeemed	(1,294,139,994)	(48,998,024)	(1,918,189,453)	(75,952,622)	(113,627,425)	(30,372,750)
Change in net assets resulting from capital transactions	(175,353,887)	646,294,779	728,041,125	1,091,805,077	(37,439,592)	243,204,647
Change in net assets	(152,853,545)	575,284,718	758,095,494	941,936,110	(11,511,327)	188,742,345
NET ASSETS:
Beginning of period	$575,284,718	$—	$941,936,110	$—	$188,742,345	$—
End of period	$422,431,173	$575,284,718	$1,700,031,604	$941,936,110	$177,231,018	$188,742,345
Accumulated undistributed net investment income (loss) included in end of period net assets	$3,709,993	$2,997,682	$12,181,208	$6,483,285	$1,348,428	$1,498,522
SHARE TRANSACTIONS:
Beginning of period	11,775,001	—	18,450,001	—	3,825,001	—
Issued	22,200,000	12,750,001	49,350,000	19,800,001	1,425,000	4,350,001
Issued in-kind	—	—	—	—	—	—
Redeemed	(25,500,000)	(975,000)	(36,000,000)	(1,350,000)	(2,025,000)	(525,000)
Redemption in-kind	—	—	—	—	—	—
Shares outstanding, end of period	8,475,001	11,775,001	31,800,001	18,450,001	3,225,001	3,825,001

*  Commencement of investment operations.

(a)  Capital share transactions may include transaction fees associated with Creation and Redemption transactions which occurred during the period. See Note 9 to the Financial Statements.

See accompanying notes to the financial statements.

ProShares Trust Statements of Changes in Net Assets (continued)

For the Periods Indicated

	UltraShort SmallCap600		UltraShort Russell2000		UltraShort Russell1000 Value
	Six Months Ended November 30, 2007 (Unaudited)	January 23, 2007* through May 31, 2007	Six Months Ended November 30, 2007 (Unaudited)	January 23, 2007* through May 31, 2007	Six Months Ended November 30, 2007 (Unaudited)	February 20, 2007* through May 31, 2007
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)	$762,683	$262,884	$8,924,510	$1,333,557	$118,509	$85,140
Net realized gain (loss)	7,068,802	(3,160,827)	(596,795)	(17,329,352)	1,680,635	(242,944)
Change in net unrealized appreciation (depreciation)	(1,740,812)	(511,801)	56,122,116	(4,838,194)	(1,107,517)	(65,340)
Change in Net Assets Resulting from Operations	6,090,673	(3,409,744)	64,449,831	(20,833,989)	691,627	(223,144)
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	(706,605)	—	(5,884,255)	—	(154,274)	—
Net realized gains	—	—	—	—	—	—
Total distributions	(706,605)	—	(5,884,255)	—	(154,274)	—
CAPITAL TRANSACTIONS (a):
Proceeds from shares issued	34,547,335	30,422,327	676,445,075	236,259,274	5,752,049	10,503,572
Cost of shares redeemed	(9,835,257)	(4,838,268)	(274,881,994)	(4,964,250)	—	(5,414,250)
Change in net assets resulting from capital transactions	24,712,078	25,584,059	401,563,081	231,295,024	5,752,049	5,089,322
Change in net assets	30,096,146	22,174,315	460,128,657	210,461,035	6,289,402	4,866,178
NET ASSETS:
Beginning of period	$22,174,315	$—	$210,461,035	$—	$4,866,178	$—
End of period	$52,270,461	$22,174,315	$670,589,692	$210,461,035	$11,155,580	$4,866,178
Accumulated undistributed net investment income (loss) included in end of period net assets	$318,962	$262,884	$4,373,812	$1,333,557	$49,375	$85,140
SHARE TRANSACTIONS:
Beginning of period	375,001	—	3,450,001	—	75,001	—
Issued	525,000	450,001	9,975,000	3,525,001	75,000	150,001
Issued in-kind	—	—	—	—	—	—
Redeemed	(150,000)	(75,000)	(3,975,000)	(75,000)	—	(75,000)
Redemption in-kind	—	—	—	—	—	—
Shares outstanding, end of period	750,001	375,001	9,450,001	3,450,001	150,001	75,001

*  Commencement of investment operations.

(a)  Capital share transactions may include transaction fees associated with Creation and Redemption transactions which occurred during the period. See Note 9 to the Financial Statements.

See accompanying notes to the financial statements.

	UltraShort Russell1000 Growth		UltraShort Russell MidCap Value		UltraShort Russell MidCap Growth
	Six Months Ended November 30, 2007 (Unaudited)	February 20, 2007* through May 31, 2007	Six Months Ended November 30, 2007 (Unaudited)	February 20, 2007* through May 31, 2007	Six Months Ended November 30, 2007 (Unaudited)	February 20, 2007* through May 31, 2007
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)	$171,993	$85,517	$114,841	$86,987	$107,425	$123,370
Net realized gain (loss)	450,125	(117,565)	831,417	(130,251)	943,511	(563,923)
Change in net unrealized appreciation (depreciation)	(1,477,866)	(115,243)	401,757	(109,190)	(365,287)	(157,731)
Change in Net Assets Resulting from Operations	(855,748)	(147,291)	1,348,015	(152,454)	685,649	(598,284)
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	(163,998)	—	(159,558)	—	(194,720)	—
Net realized gains	—	—	—	—	—	—
Total distributions	(163,998)	—	(159,558)	—	(194,720)	—
CAPITAL TRANSACTIONS (a):
Proceeds from shares issued	14,742,196	10,503,581	—	10,503,571	4,580,158	10,503,509
Cost of shares redeemed	—	(5,475,750)	—	(5,420,250)	(5,037,033)	(5,074,585)
Change in net assets resulting from capital transactions	14,742,196	5,027,831	—	5,083,321	(456,875)	5,428,924
Change in net assets	13,722,450	4,880,540	1,188,457	4,930,867	34,054	4,830,640
NET ASSETS:
Beginning of period	$4,880,540	$—	$4,930,867	$—	$4,830,640	$—
End of period	$18,602,990	$4,880,540	$6,119,324	$4,930,867	$4,864,694	$4,830,640
Accumulated undistributed net investment income (loss) included in end of period net assets	$93,512	$85,517	$42,270	$86,987	$36,075	$123,370
SHARE TRANSACTIONS:
Beginning of period	75,001	—	75,001	—	75,001	—
Issued	225,000	150,001	—	150,001	75,000	150,001
Issued in-kind	—	—	—	—	—	—
Redeemed	—	(75,000)	—	(75,000)	(75,000)	(75,000)
Redemption in-kind	—	—	—	—	—	—
Shares outstanding, end of period	300,001	75,001	75,001	75,001	75,001	75,001

*  Commencement of investment operations.

(a)  Capital share transactions may include transaction fees associated with Creation and Redemption transactions which occurred during the period. See Note 9 to the Financial Statements.

See accompanying notes to the financial statements.

ProShares Trust Statements of Changes in Net Assets (continued)

For the Periods Indicated

	UltraShort Russell2000 Value		UltraShort Russell2000 Growth		UltraShort Basic Materials
	Six Months Ended November 30, 2007 (Unaudited)	February 20, 2007* through May 31, 2007	Six Months Ended November 30, 2007 (Unaudited)	February 20, 2007* through May 31, 2007	Six Months Ended November 30, 2007 (Unaudited)	January 30, 2007* through May 31, 2007
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)	$422,075	$112,920	$447,060	$163,296	$517,962	$143,745
Net realized gain (loss)	3,775,986	(110,085)	3,112,310	(1,039,903)	(3,417,410)	(2,392,535)
Change in net unrealized appreciation (depreciation)	(435,356)	(105,863)	(1,283,515)	(388,507)	(8,355,841)	(292,201)
Change in Net Assets Resulting from Operations	3,762,705	(103,028)	2,275,855	(1,265,114)	(11,255,289)	(2,540,991)
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	(284,760)	—	(433,580)	—	(345,714)	—
Net realized gains	—	—	—	—	—	—
Total distributions	(284,760)	—	(433,580)	—	(345,714)	—
CAPITAL TRANSACTIONS (a):
Proceeds from shares issued	44,116,524	15,887,975	14,331,524	21,368,447	97,628,324	10,502,380
Cost of shares redeemed	(5,919,687)	(10,635,340)	(5,481,603)	(5,353,500)	(18,093,156)	—
Change in net assets resulting from capital transactions	38,196,837	5,252,635	8,849,921	16,014,947	79,535,168	10,502,380
Change in net assets	41,674,782	5,149,607	10,692,196	14,749,833	67,934,165	7,961,389
NET ASSETS:
Beginning of period	$5,149,607	$—	$14,749,833	$—	$7,961,389	$—
End of period	$46,824,389	$5,149,607	$25,442,029	$14,749,833	$75,895,554	$7,961,389
Accumulated undistributed net investment income (loss) included in end of period net assets	$250,235	$112,920	$176,776	$163,296	$315,993	$143,745
SHARE TRANSACTIONS:
Beginning of period	75,001	—	225,001	—	150,001	—
Issued	525,000	225,001	225,000	300,001	1,875,000	150,001
Issued in-kind	—	—	—	—	—	—
Redeemed	(75,000)	(150,000)	(75,000)	(75,000)	(300,000)	—
Redemption in-kind	—	—	—	—	—	—
Shares outstanding, end of period	525,001	75,001	375,001	225,001	1,725,001	150,001

*  Commencement of investment operations.

(a)  Capital share transactions may include transaction fees associated with Creation and Redemption transactions which occurred during the period. See Note 9 to the Financial Statements.

See accompanying notes to the financial statements.

	UltraShort Consumer Goods		UltraShort Consumer Services		UltraShort Financials
	Six Months Ended November 30, 2007 (Unaudited)	January 30, 2007* through May 31, 2007	Six Months Ended November 30, 2007 (Unaudited)	January 30, 2007* through May 31, 2007	Six Months Ended November 30, 2007 (Unaudited)	January 30, 2007* through May 31, 2007
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)	$239,406	$152,722	$211,240	$148,550	$9,536,730	$601,247
Net realized gain (loss)	(546,910)	(839,001)	1,570,946	(282,844)	74,227,495	(4,804,620)
Change in net unrealized appreciation (depreciation)	(554,835)	(105,459)	240,584	(88,074)	(11,283,153)	(647,931)
Change in Net Assets Resulting from Operations	(862,339)	(791,738)	2,022,770	(222,368)	72,481,072	(4,851,304)
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	(285,484)	—	(223,979)	—	(4,512,539)	—
Net realized gains	—	—	—	—	—	—
Total distributions	(285,484)	—	(223,979)	—	(4,512,539)	—
CAPITAL TRANSACTIONS (a):
Proceeds from shares issued	14,424,433	10,502,380	23,524,101	10,503,547	1,140,893,155	61,064,378
Cost of shares redeemed	—	—	—	(5,220,371)	(294,904,399)	—
Change in net assets resulting from capital transactions	14,424,433	10,502,380	23,524,101	5,283,176	845,988,756	61,064,378
Change in net assets	13,276,610	9,710,642	25,322,892	5,060,808	913,957,289	56,213,074
NET ASSETS:
Beginning of period	$9,710,642	$—	$5,060,808	$—	$56,213,074	$—
End of period	$22,987,252	$9,710,642	$30,383,700	$5,060,808	$970,170,363	$56,213,074
Accumulated undistributed net investment income (loss) included in end of period net assets	$106,644	$152,722	$135,811	$148,550	$5,625,438	$601,247
SHARE TRANSACTIONS:
Beginning of period	150,001	—	75,001	—	825,001	—
Issued	225,000	150,001	300,000	150,001	12,975,000	825,001
Issued in-kind	—	—	—	—	—	—
Redeemed	—	—	—	(75,000)	(3,225,000)	—
Redemption in-kind	—	—	—	—	—	—
Shares outstanding, end of period	375,001	150,001	375,001	75,001	10,575,001	825,001

*  Commencement of investment operations.

(a)  Capital share transactions may include transaction fees associated with Creation and Redemption transactions which occurred during the period. See Note 9 to the Financial Statements.

See accompanying notes to the financial statements.

ProShares Trust Statements of Changes in Net Assets (continued)

For the Periods Indicated

	UltraShort Health Care		UltraShort Industrials		UltraShort Oil & Gas
	Six Months Ended November 30, 2007 (Unaudited)	January 30, 2007* through May 31, 2007	Six Months Ended November 30, 2007 (Unaudited)	January 30, 2007* through May 31, 2007	Six Months Ended November 30, 2007 (Unaudited)	January 30, 2007* through May 31, 2007
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)	$208,789	$153,333	$146,943	$141,698	$1,804,561	$279,435
Net realized gain (loss)	404,145	(1,078,266)	228,155	(1,756,526)	16,568,987	(5,196,575)
Change in net unrealized appreciation (depreciation)	(459,068)	(13,147)	(579,928)	(130,615)	(17,452,127)	(760,555)
Change in Net Assets Resulting from Operations	153,866	(938,080)	(204,830)	(1,745,443)	921,421	(5,677,695)
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	(288,641)	—	(166,136)	—	(876,498)	—
Net realized gains	—	—	—	—	—	—
Total distributions	(288,641)	—	(166,136)	—	(876,498)	—
CAPITAL TRANSACTIONS (a):
Proceeds from shares issued	—	10,502,380	17,185,830	10,503,365	305,037,964	40,669,373
Cost of shares redeemed	—	—	—	(4,489,038)	(27,350,727)	(4,396,500)
Change in net assets resulting from capital transactions	—	10,502,380	17,185,830	6,014,327	277,687,237	36,272,873
Change in net assets	(134,775)	9,564,300	16,814,864	4,268,884	277,732,160	30,595,178
NET ASSETS:
Beginning of period	$9,564,300	$—	$4,268,884	$—	$30,595,178	$—
End of period	$9,429,525	$9,564,300	$21,083,748	$4,268,884	$308,327,338	$30,595,178
Accumulated undistributed net investment income (loss) included in end of period net assets	$73,481	$153,333	$122,505	$141,698	$1,207,498	$279,435
SHARE TRANSACTIONS:
Beginning of period	150,001	—	75,001	—	600,001	—
Issued	—	150,001	300,000	150,001	7,350,000	675,001
Issued in-kind	—	—	—	—	—	—
Redeemed	—	—	—	(75,000)	(600,000)	(75,000)
Redemption in-kind	—	—	—	—	—	—
Shares outstanding, end of period	150,001	150,001	375,001	75,001	7,350,001	600,001

*  Commencement of investment operations.

(a)  Capital share transactions may include transaction fees associated with Creation and Redemption transactions which occurred during the period. See Note 9 to the Financial Statements.

See accompanying notes to the financial statements.

	UltraShort Real Estate		UltraShort Semiconductors		UltraShort Technology
	Six Months Ended November 30, 2007 (Unaudited)	January 30, 2007* through May 31, 2007	Six Months Ended November 30, 2007 (Unaudited)	January 30, 2007* through May 31, 2007	Six Months Ended November 30, 2007 (Unaudited)	January 30, 2007* through May 31, 2007
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)	$7,511,035	$755,518	$175,234	$150,274	$111,938	$148,460
Net realized gain (loss)	96,533,388	6,273,453	430,823	(1,286,834)	74,101	(956,477)
Change in net unrealized appreciation (depreciation)	(35,488,767)	(4,581,105)	(723,215)	(119,321)	(395,730)	(124,669)
Change in Net Assets Resulting from Operations	68,555,656	2,447,866	(117,158)	(1,255,881)	(209,691)	(932,686)
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	(4,696,897)	—	(264,030)	—	(173,522)	—
Net realized gains	—	—	—	—	—	—
Total distributions	(4,696,897)	—	(264,030)	—	(173,522)	—
CAPITAL TRANSACTIONS (a):
Proceeds from shares issued	681,688,629	116,498,305	—	10,502,380	12,094,358	10,503,468
Cost of shares redeemed	(272,404,867)	(21,117,000)	—	—	—	(4,843,573)
Change in net assets resulting from capital transactions	409,283,762	95,381,305	—	10,502,380	12,094,358	5,659,895
Change in net assets	473,142,521	97,829,171	(381,188)	9,246,499	11,711,145	4,727,209
NET ASSETS:
Beginning of period	$97,829,171	$—	$9,246,499	$—	$4,727,209	$—
End of period	$570,971,692	$97,829,171	$8,865,311	$9,246,499	$16,438,354	$4,727,209
Accumulated undistributed net investment income (loss) included in end of period net assets	$3,569,656	$755,518	$61,478	$150,274	$86,876	$148,460
SHARE TRANSACTIONS:
Beginning of period	1,275,001	—	150,001	—	75,001	—
Issued	6,825,000	1,575,001	—	150,001	225,000	150,001
Issued in-kind	—	—	—	—	—	—
Redeemed	(2,550,000)	(300,000)	—	—	—	(75,000)
Redemption in-kind	—	—	—	—	—	—
Shares outstanding, end of period	5,550,001	1,275,001	150,001	150,001	300,001	75,001

*  Commencement of investment operations.

(a)  Capital share transactions may include transaction fees associated with Creation and Redemption transactions which occurred during the period. See Note 9 to the Financial Statements.

See accompanying notes to the financial statements.

ProShares Trust Statements of Changes in Net Assets (continued)

For the Periods Indicated

	Ultra Short Utilities		Short MSCI EAFE	Short MSCI Emerging Markets	Ultra Short MSCI EAFE	Ultra Short MSCI Emerging Markets
	Six Months Ended November 30, 2007 (Unaudited)	January 30, 2007* through May 31, 2007	October 23, 2007* through November 30, 2007 (Unaudited)	October 30, 2007* through November 30, 2007 (Unaudited)	October 23, 2007* through November 30, 2007 (Unaudited)	October 30, 2007* through November 30, 2007 (Unaudited)
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)	$389,729	$137,099	$47,472	$35,275	$52,788	$118,020
Net realized gain (loss)	69,084	(2,067,485)	(152,811)	1,168,065	294,980	10,085,546
Change in net unrealized appreciation (depreciation)	397,524	(370,317)	89,800	(1,350,874)	(2,006,481)	(13,721,987)
Change in Net Assets Resulting from Operations	856,337	(2,300,703)	(15,539)	(147,534)	(1,658,713)	(3,518,421)
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	(434,651)	—	—	—	—	—
Net realized gains	—	—	—	—	—	—
Total distributions	(434,651)	—	—	—	—	—
CAPITAL TRANSACTIONS (a):
Proceeds from shares issued	13,398,529	18,630,259	15,860,807	16,455,154	33,188,068	80,331,614
Cost of shares redeemed	(18,675,284)	—	—	—	—	—
Change in net assets resulting from capital transactions	(5,276,755)	18,630,259	15,860,807	16,455,154	33,188,068	80,331,614
Change in net assets	(4,855,069)	16,329,556	15,845,268	16,307,620	31,529,355	76,813,193
NET ASSETS:
Beginning of period	$16,329,556	$—	$—	$—	$—	$—
End of period	$11,474,487	$16,329,556	$15,845,268	$16,307,620	$31,529,355	$76,813,193
Accumulated undistributed net investment income (loss) included in end of period net assets	$92,177	$137,099	$47,472	$35,275	$52,788	$118,020
SHARE TRANSACTIONS:
Beginning of period	300,001	—	—	—	—	—
Issued	225,000	300,001	225,001	225,001	450,001	1,050,001
Issued in-kind	—	—	—	—	—	—
Redeemed	(300,000)	—	—	—	—	—
Redemption in-kind	—	—	—	—	—	—
Shares outstanding, end of period	225,001	300,001	225,001	225,001	450,001	1,050,001

*  Commencement of investment operations.

(a)  Capital share transactions may include transaction fees associated with Creation and Redemption transactions which occurred during the period. See Note 9 to the Financial Statements.

See accompanying notes to the financial statements.

	UltraShort FTSE/ Xinhua China 25	UltraShort MSCI Japan
	November 6, 2007* through November 30, 2007 (Unaudited)	November 6, 2007* through November 30, 2007 (Unaudited)
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)	$289,543	$26,908
Net realized gain (loss)	29,252,677	1,287,562
Change in net unrealized appreciation (depreciation)	(84,899,236)	(1,399,152)
Change in Net Assets Resulting from Operations	(55,357,016)	(84,682)
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	—	—
Net realized gains	—	—
Total distributions	—	—
CAPITAL TRANSACTIONS (a):
Proceeds from shares issued	420,510,778	10,502,380
Cost of shares redeemed	—	—
Change in net assets resulting from capital transactions	420,510,778	10,502,380
Change in net assets	365,153,762	10,417,698
NET ASSETS:
Beginning of period	$—	$—
End of period	$365,153,762	$10,417,698
Accumulated undistributed net investment income (loss) included in end of period net assets	$289,543	$26,908
SHARE TRANSACTIONS:
Beginning of period	—	—
Issued	5,250,001	150,001
Issued in-kind	—	—
Redeemed	—	—
Redemption in-kind	—	—
Shares outstanding, end of period	5,250,001	150,001

*  Commencement of investment operations.

(a)  Capital share transactions may include transaction fees associated with Creation and Redemption transactions which occurred during the period. See Note 9 to the Financial Statements.

See accompanying notes to the financial statements.

ProShares Trust Financial Highlights

FOR THE PERIODS INDICATED

	SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIODS INDICATED
	PER SHARE OPERATING PERFORMANCE
	INVESTMENT OPERATIONS				DISTRIBUTIONS				TOTAL RETURN (b)
	Net asset value, beginning of period	Net investment income (loss) (a)	Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income	Net realized gains	Total distributions	Net asset value, end of period	Net asset value (c)	Market value (d)
Ultra QQQ®
Six months ended November 30, 2007 (Unaudited)	$94.58	$0.06	$10.88	$10.94	$—	$—	$—	$105.52	11.57%	11.35%
June 19, 2006* through May 31, 2007	70.00	0.14	29.87	30.01	(0.12)	(5.31)	(5.43)	94.58	43.94	44.14
Ultra Dow30SM
Six months ended November 30, 2007 (Unaudited)	97.22	0.88	(6.70)	(5.82)	(0.66)	—	(0.66)	90.74	(6.02)	(6.13)
June 19, 2006* through May 31, 2007	70.00	1.44	32.95	34.39	(1.02)	(6.15)	(7.17)	97.22	50.99	50.91
Ultra S&P 500®
Six months ended November 30, 2007 (Unaudited)	98.42	0.77	(9.91)	(9.14)	(0.52)	—	(0.52)	88.76	(9.32)	(8.93)
June 19, 2006* through May 31, 2007	70.00	1.22	31.25	32.47	(0.68)	(3.37)	(4.05)	98.42	47.17	47.28
Ultra MidCap400
Six months ended November 30, 2007 (Unaudited)	99.03	0.39	(15.25)	(14.86)	(0.29)	—	(0.29)	83.88	(15.02)	(15.29)
June 19, 2006* through May 31, 2007	70.00	0.91	32.78	33.69	(0.73)	(3.93)	(4.66)	99.03	49.76	50.02

	RATIOS/SUPPLEMENTAL DATA
	RATIOS TO AVERAGE NET ASSETS (e)				SUPPLEMENTAL DATA
	Expenses before expense reductions	Expenses net of waivers, if any	Net investment income (loss) before expense reductions	Net investment income (loss) net of waivers, if any	Net assets end of period (000's)	Portfolio turnover rate (b)(f)
Ultra QQQ®
Six months ended November 30, 2007 (Unaudited)	1.05%	0.95%	0.03%	0.12%	$767,676	23%
June 19, 2006* through May 31, 2007	1.07	0.95	0.05	0.18	248,261	20
Ultra Dow30SM
Six months ended November 30, 2007 (Unaudited)	1.04	0.95	1.80	1.89	258,607	10
June 19, 2006* through May 31, 2007	1.22	0.95	1.57	1.84	123,956	81
Ultra S&P 500®
Six months ended November 30, 2007 (Unaudited)	0.98	0.95	1.64	1.67	612,462	12
June 19, 2006* through May 31, 2007	1.11	0.95	1.32	1.48	243,579	12
Ultra MidCap400
Six months ended November 30, 2007 (Unaudited)	1.26	0.95	0.55	0.86	81,782	30
June 19, 2006* through May 31, 2007	1.34	0.95	0.77	1.16	103,986	28

See accompanying notes to the financial statements.

ProShares Trust Financial Highlights (continued)

FOR THE PERIODS INDICATED

	SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIODS INDICATED
	PER SHARE OPERATING PERFORMANCE
	INVESTMENT OPERATIONS				DISTRIBUTIONS				TOTAL RETURN (b)
	Net asset value, beginning of period	Net investment income (loss) (a)	Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income	Net realized gains	Total distributions	Net asset value, end of period	Net asset value (c)	Market value (d)
Ultra SmallCap600
Six months ended November 30, 2007 (Unaudited)	$82.62	$0.24	$(17.90)	$(17.66)	$(0.46)	$—	$(0.46)	$64.50	(21.46)%	(21.99)%
January 23, 2007* through May 31, 2007	70.00	0.22	12.40	12.62	—	—	—	82.62	18.03	18.50
Ultra Russell2000
Six months ended November 30, 2007 (Unaudited)	79.77	0.37	(17.38)	(17.01)	(0.49)	—	(0.49)	62.27	(21.41)	(21.99)
January 23, 2007* through May 31, 2007	70.00	0.27	9.50	9.77	—	—	—	79.77	13.96	14.29
Ultra Russell1000 Value
Six months ended November 30, 2007 (Unaudited)	75.96	0.63	(14.48)	(13.85)	(0.76)	—	(0.76)	61.35	(18.34)	(18.29)
February 20, 2007* through May 31, 2007	70.00	0.40	5.56	5.96	—	—	—	75.96	8.51	8.04
Ultra Russell1000 Growth
Six months ended November 30, 2007 (Unaudited)	75.80	0.36	(0.62)	(0.26)	(0.34)	—	(0.34)	75.20	(0.32)	(1.23)
February 20, 2007* through May 31, 2007	70.00	0.20	5.60	5.80	—	—	—	75.80	8.29	8.43

	RATIOS/SUPPLEMENTAL DATA
	RATIOS TO AVERAGE NET ASSETS (e)				SUPPLEMENTAL DATA
	Expenses before expense reductions	Expenses net of waivers, if any	Net investment income (loss) before expense reductions	Net investment income (loss) net of waivers, if any	Net assets end of period (000's)	Portfolio turnover rate (b)(f)
Ultra SmallCap600
Six months ended November 30, 2007 (Unaudited)	2.70%	0.95%	(1.10)%	0.65%	$9,675	13%
January 23, 2007* through May 31, 2007	2.48	0.95	(0.70)	0.83	12,393	12
Ultra Russell2000
Six months ended November 30, 2007 (Unaudited)	1.86	0.95	0.14	1.06	70,050	24
January 23, 2007* through May 31, 2007	2.50	0.95	(0.49)	1.06	29,916	14
Ultra Russell1000 Value
Six months ended November 30, 2007 (Unaudited)	2.48	0.95	0.34	1.86	9,203	26
February 20, 2007* through May 31, 2007	2.26	0.95	0.81	2.12	11,394	3
Ultra Russell1000 Growth
Six months ended November 30, 2007 (Unaudited)	2.04	0.95	(0.13)	0.96	22,561	14
February 20, 2007* through May 31, 2007	2.30	0.95	(0.28)	1.06	11,370	2

See accompanying notes to the financial statements.

ProShares Trust Financial Highlights (continued)

FOR THE PERIODS INDICATED

	SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIODS INDICATED
	PER SHARE OPERATING PERFORMANCE
	INVESTMENT OPERATIONS				DISTRIBUTIONS				TOTAL RETURN (b)
	Net asset value, beginning of period	Net investment income (loss) (a)	Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income	Net realized gains	Total distributions	Net asset value, end of period	Net asset value (c)	Market value (d)
Ultra Russell MidCap Value
Six months ended November 30, 2007 (Unaudited)	$74.99	$0.49	$(18.77)	$(18.28)	$(0.71)	$—	$(0.71)	$56.00	(24.52)%	(24.71)%
February 20, 2007* through May 31, 2007	70.00	0.39	4.60	4.99	—	—	—	74.99	7.13	6.96
Ultra Russell MidCap Growth
Six months ended November 30, 2007 (Unaudited)	76.27	0.13	(6.20)	(6.07)	(0.19)	—	(0.19)	70.01	(7.98)	(8.43)
February 20, 2007* through May 31, 2007	70.00	0.13	6.14	6.27	—	—	—	76.27	8.97	8.91
Ultra Russell2000 Value
Six months ended November 30, 2007 (Unaudited)	70.79	0.53	(22.14)	(21.61)	(0.68)	—	(0.68)	48.50	(30.74)	(30.46)
February 20, 2007* through May 31, 2007	70.00	0.36	0.43	0.79	—	—	—	70.79	1.13	0.59
Ultra Russell2000 Growth
Six months ended November 30, 2007 (Unaudited)	74.06	0.14	(8.42)	(8.28)	(0.19)	—	(0.19)	65.59	(11.20)	(10.08)
February 20, 2007* through May 31, 2007	70.00	0.07	3.99	4.06	—	—	—	74.06	5.80	4.13

	RATIOS/SUPPLEMENTAL DATA
	RATIOS TO AVERAGE NET ASSETS (e)				SUPPLEMENTAL DATA
	Expenses before expense reductions	Expenses net of waivers, if any	Net investment income (loss) before expense reductions	Net investment income (loss) net of waivers, if any	Net assets end of period (000's)	Portfolio turnover rate (b)(f)
Ultra Russell MidCap Value
Six months ended November 30, 2007 (Unaudited)	2.37%	0.95%	0.11%	1.53%	$8,400	41%
February 20, 2007* through May 31, 2007	2.21	0.95	0.82	2.07	11,249	3
Ultra Russell MidCap Growth
Six months ended November 30, 2007 (Unaudited)	2.07	0.95	(0.76)	0.37	15,752	35
February 20, 2007* through May 31, 2007	2.23	0.95	(0.57)	0.71	11,441	2
Ultra Russell2000 Value
Six months ended November 30, 2007 (Unaudited)	4.06	0.95	(1.30)	1.81	7,274	43
February 20, 2007* through May 31, 2007	2.64	0.95	0.27	1.96	10,619	4
Ultra Russell2000 Growth
Six months ended November 30, 2007 (Unaudited)	3.58	0.95	(2.22)	0.41	9,839	40
February 20, 2007* through May 31, 2007	2.60	0.95	(1.29)	0.36	11,109	5

See accompanying notes to the financial statements.

ProShares Trust Financial Highlights (continued)

FOR THE PERIODS INDICATED

	SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIODS INDICATED
	PER SHARE OPERATING PERFORMANCE
	INVESTMENT OPERATIONS				DISTRIBUTIONS				TOTAL RETURN (b)
	Net asset value, beginning of period	Net investment income (loss) (a)	Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income	Net realized gains	Total distributions	Net asset value, end of period	Net asset value (c)	Market value (d)
Ultra Basic Materials
Six months ended November 30, 2007 (Unaudited)	$91.28	$0.61	$5.06	$5.67	$(0.73)	$—	$(0.73)	$96.22	6.29%	5.40%
January 30, 2007* through May 31, 2007	70.00	0.50	20.78	21.28	—	—	—	91.28	30.40	30.59
Ultra Consumer Goods
Six months ended November 30, 2007 (Unaudited)	76.71	0.69	1.43	2.12	(1.00)	—	(1.00)	77.83	2.87	3.26
January 30, 2007* through May 31, 2007	70.00	0.44	6.27	6.71	—	—	—	76.71	9.59	8.59
Ultra Consumer Services
Six months ended November 30, 2007 (Unaudited)	73.35	0.21	(15.76)	(15.55)	(0.40)	—	(0.40)	57.40	(21.29)	(20.53)
January 30, 2007* through May 31, 2007	70.00	0.16	3.19	3.35	—	—	—	73.35	4.80	3.49
Ultra Financials
Six months ended November 30, 2007 (Unaudited)	71.90	0.66	(25.23)	(24.57)	(0.86)	—	(0.86)	46.47	(34.49)	(34.11)
January 30, 2007* through May 31, 2007	70.00	0.55	1.35	1.90	—	—	—	71.90	2.71	2.86

	RATIOS/SUPPLEMENTAL DATA
	RATIOS TO AVERAGE NET ASSETS (e)				SUPPLEMENTAL DATA
	Expenses before expense reductions	Expenses net of waivers, if any	Net investment income (loss) before expense reductions	Net investment income (loss) net of waivers, if any	Net assets end of period (000's)	Portfolio turnover rate (b)(f)
Ultra Basic Materials
Six months ended November 30, 2007 (Unaudited)	1.42%	0.95%	0.86%	1.33%	$14,433	21%
January 30, 2007* through May 31, 2007	1.95	0.95	0.90	1.90	13,692	8
Ultra Consumer Goods
Six months ended November 30, 2007 (Unaudited)	2.08	0.95	0.75	1.89	5,838	3
January 30, 2007* through May 31, 2007	2.02	0.95	0.76	1.83	11,507	1
Ultra Consumer Services
Six months ended November 30, 2007 (Unaudited)	2.79	0.95	(1.17)	0.66	4,305	7
January 30, 2007* through May 31, 2007	2.40	0.95	(0.76)	0.68	5,502	60
Ultra Financials
Six months ended November 30, 2007 (Unaudited)	1.28	0.95	2.22	2.55	149,858	25
January 30, 2007* through May 31, 2007	2.28	0.95	1.10	2.43	10,785	46

See accompanying notes to the financial statements.

ProShares Trust Financial Highlights (continued)

FOR THE PERIODS INDICATED

	SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIODS INDICATED
	PER SHARE OPERATING PERFORMANCE
	INVESTMENT OPERATIONS				DISTRIBUTIONS				TOTAL RETURN (b)
	Net asset value, beginning of period	Net investment income (loss) (a)	Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income	Net realized gains	Total distributions	Net asset value, end of period	Net asset value (c)	Market value (d)
Ultra Health Care
Six months ended November 30, 2007 (Unaudited)	$77.98	$0.35	$(1.24)	$(0.89)	$(0.72)	$—	$(0.72)	$76.37	(1.08)%	(1.37)%
January 30, 2007* through May 31, 2007	70.00	0.52	7.46	7.98	—	—	—	77.98	11.40	11.53
Ultra Industrials
Six months ended November 30, 2007 (Unaudited)	86.92	0.44	(4.56)	(4.12)	(0.85)	—	(0.85)	81.95	(4.77)	(4.94)
January 30, 2007* through May 31, 2007	70.00	0.34	16.58	16.92	—	—	—	86.92	24.17	24.29
Ultra Oil & Gas
Six months ended November 30, 2007 (Unaudited)	94.94	1.28	7.51	8.79	(0.43)	—	(0.43)	103.30	9.27	8.91
January 30, 2007* through May 31, 2007	70.00	0.36	24.58	24.94	—	—	—	94.94	35.63	36.01
Ultra Real Estate
Six months ended November 30, 2007 (Unaudited)	61.82	0.56	(22.31)	(21.75)	(0.99)	—	(0.99)	39.08	(35.47)	(35.58)
January 30, 2007* through May 31, 2007	70.00	0.44	(8.62)	(8.18)	—	—	—	61.82	(11.69)	(11.86)

	RATIOS/SUPPLEMENTAL DATA
	RATIOS TO AVERAGE NET ASSETS (e)				SUPPLEMENTAL DATA
	Expenses before expense reductions	Expenses net of waivers, if any	Net investment income (loss) before expense reductions	Net investment income (loss) net of waivers, if any	Net assets end of period (000's)	Portfolio turnover rate (b)(f)
Ultra Health Care
Six months ended November 30, 2007 (Unaudited)	1.78%	0.95%	0.15%	0.98%	$11,456	6%
January 30, 2007* through May 31, 2007	2.00	0.95	1.13	2.17	11,698	2
Ultra Industrials
Six months ended November 30, 2007 (Unaudited)	2.22	0.95	(0.23)	1.04	12,293	16
January 30, 2007* through May 31, 2007	2.12	0.95	0.18	1.35	6,519	1
Ultra Oil & Gas
Six months ended November 30, 2007 (Unaudited)	1.18	0.95	2.25	2.48	61,979	48
January 30, 2007* through May 31, 2007	1.62	0.95	0.75	1.42	28,481	18
Ultra Real Estate
Six months ended November 30, 2007 (Unaudited)	1.59	0.95	1.85	2.49	17,584	44
January 30, 2007* through May 31, 2007	1.87	0.95	1.09	2.01	4,636	114

See accompanying notes to the financial statements.

ProShares Trust Financial Highlights (continued)

FOR THE PERIODS INDICATED

	SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIODS INDICATED
	PER SHARE OPERATING PERFORMANCE
	INVESTMENT OPERATIONS				DISTRIBUTIONS				TOTAL RETURN (b)
	Net asset value, beginning of period	Net investment income (loss) (a)	Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income	Net realized gains	Total distributions	Net asset value, end of period	Net asset value (c)	Market value (d)
Ultra Semiconductors
Six months ended November 30, 2007 (Unaudited)	$78.50	$0.27	$(5.06)	$(4.79)	$(0.37)	$—	$(0.37)	$73.34	(6.16)%	(6.34)%
January 30, 2007* through May 31, 2007	70.00	0.28	8.22	8.50	—	—	—	78.50	12.14	12.34
Ultra Technology
Six months ended November 30, 2007 (Unaudited)	78.03	0.17	3.80	3.97	(0.32)	—	(0.32)	81.68	5.10	4.80
January 30, 2007* through May 31, 2007	70.00	0.15	7.88	8.03	—	—	—	78.03	11.47	11.37
Ultra Utilities
Six months ended November 30, 2007 (Unaudited)	90.27	0.91	(1.84)	(0.93)	(1.28)	—	(1.28)	88.06	(0.86)	(1.74)
January 30, 2007* through May 31, 2007	70.00	0.74	19.53	20.27	—	—	—	90.27	28.96	29.24
Short QQQ®
Six months ended November 30, 2007 (Unaudited)	58.39	1.15	(4.54)	(3.39)	(1.49)	—	(1.49)	53.51	(5.90)	(6.02)
June 19, 2006* through May 31, 2007	70.00	2.66	(12.69)	(10.03)	(1.58)	—	(1.58)	58.39	(14.48)	(14.39)

	RATIOS/SUPPLEMENTAL DATA
	RATIOS TO AVERAGE NET ASSETS (e)				SUPPLEMENTAL DATA
	Expenses before expense reductions	Expenses net of waivers, if any	Net investment income (loss) before expense reductions	Net investment income (loss) net of waivers, if any	Net assets end of period (000's)	Portfolio turnover rate (b)(f)
Ultra Semiconductors
Six months ended November 30, 2007 (Unaudited)	1.35%	0.95%	0.25%	0.64%	$33,001	33%
January 30, 2007* through May 31, 2007	1.94	0.95	0.17	1.16	11,775	3
Ultra Technology
Six months ended November 30, 2007 (Unaudited)	1.33	0.95	0.02	0.40	61,258	16
January 30, 2007* through May 31, 2007	2.25	0.95	(0.66)	0.63	5,852	63
Ultra Utilities
Six months ended November 30, 2007 (Unaudited)	1.54	0.95	1.66	2.24	13,210	20
January 30, 2007* through May 31, 2007	1.88	0.95	1.73	2.66	13,541	—	(g)
Short QQQ®
Six months ended November 30, 2007 (Unaudited)	1.16	0.95	3.88	4.09	68,224	—
June 19, 2006* through May 31, 2007	1.14	0.95	4.20	4.38	91,962	—

See accompanying notes to the financial statements.

ProShares Trust Financial Highlights (continued)

FOR THE PERIODS INDICATED

	SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIODS INDICATED
	PER SHARE OPERATING PERFORMANCE
	INVESTMENT OPERATIONS				DISTRIBUTIONS				TOTAL RETURN (b)
	Net asset value, beginning of period	Net investment income (loss) (a)	Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income	Net realized gains	Total distributions	Net asset value, end of period	Net asset value (c)	Market value (d)
Short Dow30SM
Six months ended November 30, 2007 (Unaudited)	$58.25	$1.18	$0.97	$2.15	$(1.17)	$—	$(1.17)	$59.23	3.73%	3.51%
June 19, 2006* through May 31, 2007	70.00	2.63	(12.91)	(10.28)	(1.47)	—	(1.47)	58.25	(14.83)	(14.79)
Short S&P 500®
Six months ended November 30, 2007 (Unaudited)	58.88	1.19	1.81	3.00	(1.31)	—	(1.31)	60.57	5.15	5.01
June 19, 2006* through May 31, 2007	70.00	2.59	(12.11)	(9.52)	(1.60)	—	(1.60)	58.88	(13.70)	(13.60)
Short MidCap400
Six months ended November 30, 2007 (Unaudited)	56.87	1.22	3.70	4.92	(1.69)	—	(1.69)	60.10	8.76	8.73
June 19, 2006* through May 31, 2007	70.00	2.65	(13.33)	(10.68)	(2.45)	—	(2.45)	56.87	(15.54)	(15.51)
Short SmallCap600
Six months ended November 30, 2007 (Unaudited)	65.09	1.37	6.43	7.80	(1.93)	—	(1.93)	70.96	12.21	12.19
January 23, 2007* through May 31, 2007	70.00	1.05	(5.96)	(4.91)	—	—	—	65.09	(7.01)	(6.84)

	RATIOS/SUPPLEMENTAL DATA
	RATIOS TO AVERAGE NET ASSETS (e)				SUPPLEMENTAL DATA
	Expenses before expense reductions	Expenses net of waivers, if any	Net investment income (loss) before expense reductions	Net investment income (loss) net of waivers, if any	Net assets end of period (000's)	Portfolio turnover rate (b)(f)
Short Dow30SM
Six months ended November 30, 2007 (Unaudited)	1.05%	0.95%	3.91%	4.01%	$128,825	—%
June 19, 2006* through May 31, 2007	1.21	0.95	4.13	4.39	126,699	—
Short S&P 500®
Six months ended November 30, 2007 (Unaudited)	0.97	0.95	3.93	3.95	231,770	—
June 19, 2006* through May 31, 2007	1.08	0.95	4.20	4.33	185,555	—
Short MidCap400
Six months ended November 30, 2007 (Unaudited)	1.07	0.95	4.04	4.15	49,579	—
June 19, 2006* through May 31, 2007	1.07	0.95	4.24	4.36	110,890	—
Short SmallCap600
Six months ended November 30, 2007 (Unaudited)	1.40	0.95	3.62	4.07	10,643	—
January 23, 2007* through May 31, 2007	1.89	0.95	3.49	4.43	9,763	—

See accompanying notes to the financial statements.

ProShares Trust Financial Highlights (continued)

FOR THE PERIODS INDICATED

	SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIODS INDICATED
	PER SHARE OPERATING PERFORMANCE
	INVESTMENT OPERATIONS				DISTRIBUTIONS				TOTAL RETURN (b)
	Net asset value, beginning of period	Net investment income (loss) (a)	Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income	Net realized gains	Total distributions	Net asset value, end of period	Net asset value (c)	Market value (d)
Short Russell2000
Six months ended November 30, 2007 (Unaudited)	$66.19	$1.38	$6.02	$7.40	$(1.31)	$—	$(1.31)	$72.28	11.31%	11.42%
January 23, 2007* through May 31, 2007	70.00	1.02	(4.83)	(3.81)	—	—	—	66.19	(5.44)	(5.29)
UltraShort QQQ®
Six months ended November 30, 2007 (Unaudited)	46.21	0.89	(7.82)	(6.93)	(0.97)	—	(0.97)	38.31	(15.19)	(15.20)
July 11, 2006* through May 31, 2007	70.00	1.98	(24.86)	(22.88)	(0.91)	—	(0.91)	46.21	(32.86)	(33.01)
UltraShort Dow30SM
Six months ended November 30, 2007 (Unaudited)	48.86	1.00	0.86	1.86	(0.88)	—	(0.88)	49.84	3.85	3.88
July 11, 2006* through May 31, 2007	70.00	2.13	(22.17)	(20.04)	(1.10)	—	(1.10)	48.86	(28.86)	(28.80)
UltraShort S&P500®
Six months ended November 30, 2007 (Unaudited)	51.05	1.05	2.23	3.28	(0.87)	—	(0.87)	53.46	6.47	6.37
July 11, 2006* through May 31, 2007	70.00	2.21	(20.09)	(17.88)	(1.07)	—	(1.07)	51.05	(25.72)	(25.76)

	RATIOS/SUPPLEMENTAL DATA
	RATIOS TO AVERAGE NET ASSETS (e)				SUPPLEMENTAL DATA
	Expenses before expense reductions	Expenses net of waivers, if any	Net investment income (loss) before expense reductions	Net investment income (loss) net of waivers, if any	Net assets end of period (000's)	Portfolio turnover rate (b)(f)
Short Russell2000
Six months ended November 30, 2007 (Unaudited)	1.18%	0.95%	3.72%	3.96%	$43,365	—%
January 23, 2007* through May 31, 2007	1.70	0.95	3.52	4.27	24,822	—
UltraShort QQQ®
Six months ended November 30, 2007 (Unaudited)	1.02	0.95	4.12	4.19	1,387,607	—
July 11, 2006* through May 31, 2007	0.98	0.95	4.27	4.30	2,315,287	—
UltraShort Dow30SM
Six months ended November 30, 2007 (Unaudited)	0.98	0.95	4.03	4.06	422,431	—
July 11, 2006* through May 31, 2007	1.05	0.95	4.21	4.31	575,285	—
UltraShort S&P500®
Six months ended November 30, 2007 (Unaudited)	0.91	0.91	3.95	3.95	1,700,032	—
July 11, 2006* through May 31, 2007	0.96	0.95	4.33	4.35	941,936	—

See accompanying notes to the financial statements.

ProShares Trust Financial Highlights (continued)

FOR THE PERIODS INDICATED

	SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIODS INDICATED
	PER SHARE OPERATING PERFORMANCE
	INVESTMENT OPERATIONS				DISTRIBUTIONS				TOTAL RETURN (b)
	Net asset value, beginning of period	Net investment income (loss) (a)	Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income	Net realized gains	Total distributions	Net asset value, end of period	Net asset value (c)	Market value (d)
UltraShort MidCap400
Six months ended November 30, 2007 (Unaudited)	$49.34	$1.08	$5.69	$6.77	$(1.15)	$—	$(1.15)	$54.96	13.79%	13.46%
July 11, 2006* through May 31, 2007	70.00	2.31	(21.45)	(19.14)	(1.52)	—	(1.52)	49.34	(27.71)	(27.83)
UltraShort SmallCap600
Six months ended November 30, 2007 (Unaudited)	59.13	1.31	10.61	11.92	(1.36)	—	(1.36)	69.69	20.43	20.54
January 23, 2007* through May 31, 2007	70.00	1.03	(11.90)	(10.87)	—	—	—	59.13	(15.53)	(15.23)
UltraShort Russell2000
Six months ended November 30, 2007 (Unaudited)	61.00	1.28	9.64	10.92	(0.96)	—	(0.96)	70.96	18.05	18.15
January 23, 2007* through May 31, 2007	70.00	0.95	(9.95)	(9.00)	—	—	—	61.00	(12.86)	(13.04)
UltraShort Russell1000 Value
Six months ended November 30, 2007 (Unaudited)	64.88	1.43	10.12	11.55	(2.06)	—	(2.06)	74.37	18.11	18.81
February 20, 2007* through May 31, 2007	70.00	0.87	(5.99)	(5.12)	—	—	—	64.88	(7.31)	(7.70)

	RATIOS/SUPPLEMENTAL DATA
	RATIOS TO AVERAGE NET ASSETS (e)				SUPPLEMENTAL DATA
	Expenses before expense reductions	Expenses net of waivers, if any	Net investment income (loss) before expense reductions	Net investment income (loss) net of waivers, if any	Net assets end of period (000's)	Portfolio turnover rate (b)(f)
UltraShort MidCap400
Six months ended November 30, 2007 (Unaudited)	0.98%	0.95%	4.03%	4.06%	$177,231	—%
July 11, 2006* through May 31, 2007	1.05	0.95	4.29	4.39	188,742	—
UltraShort SmallCap600
Six months ended November 30, 2007 (Unaudited)	1.14	0.95	3.87	4.06	52,270	—
January 23, 2007* through May 31, 2007	1.59	0.95	3.87	4.51	22,174	—
UltraShort Russell2000
Six months ended November 30, 2007 (Unaudited)	1.04	0.95	3.75	3.83	670,590	—
January 23, 2007* through May 31, 2007	1.08	0.95	4.02	4.15	210,461	—
UltraShort Russell1000 Value
Six months ended November 30, 2007 (Unaudited)	1.70	0.95	3.28	4.03	11,156	—
February 20, 2007* through May 31, 2007	2.37	0.95	3.03	4.45	4,866	—

See accompanying notes to the financial statements.

ProShares Trust Financial Highlights (continued)

FOR THE PERIODS INDICATED

	SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIODS INDICATED
	PER SHARE OPERATING PERFORMANCE
	INVESTMENT OPERATIONS				DISTRIBUTIONS				TOTAL RETURN (b)
	Net asset value, beginning of period	Net investment income (loss) (a)	Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income	Net realized gains	Total distributions	Net asset value, end of period	Net asset value (c)	Market value (d)
UltraShort Russell1000 Growth
Six months ended November 30, 2007 (Unaudited)	$65.07	$1.28	$(2.59)	$(1.31)	$(1.75)	$—	$(1.75)	$62.01	(2.16)%	(1.61)%
February 20, 2007* through May 31, 2007	70.00	0.88	(5.81)	(4.93)	—	—	—	65.07	(7.04)	(7.46)
UltraShort Russell MidCap Value
Six months ended November 30, 2007 (Unaudited)	65.74	1.53	16.45	17.98	(2.13)	—	(2.13)	81.59	27.80	27.77
February 20, 2007* through May 31, 2007	70.00	0.89	(5.15)	(4.26)	—	—	—	65.74	(6.09)	(5.79)
UltraShort Russell MidCap Growth
Six months ended November 30, 2007 (Unaudited)	64.41	1.36	1.69	3.05	(2.60)	—	(2.60)	64.86	4.71	4.55
February 20, 2007* through May 31, 2007	70.00	0.89	(6.48)	(5.59)	—	—	—	64.41	(7.99)	(7.86)
UltraShort Russell2000 Value
Six months ended November 30, 2007 (Unaudited)	68.66	1.61	21.02	22.63	(2.10)	—	(2.10)	89.19	33.66	33.86
February 20, 2007* through May 31, 2007	70.00	0.96	(2.30)	(1.34)	—	—	—	68.66	(1.91)	(1.61)

	RATIOS/SUPPLEMENTAL DATA
	RATIOS TO AVERAGE NET ASSETS (e)				SUPPLEMENTAL DATA
	Expenses before expense reductions	Expenses net of waivers, if any	Net investment income (loss) before expense reductions	Net investment income (loss) net of waivers, if any	Net assets end of period (000's)	Portfolio turnover rate (b)(f)
UltraShort Russell1000 Growth
Six months ended November 30, 2007 (Unaudited)	1.52%	0.95%	3.45%	4.02%	$18,603	—%
February 20, 2007* through May 31, 2007	2.36	0.95	3.03	4.44	4,881	—
UltraShort Russell MidCap Value
Six months ended November 30, 2007 (Unaudited)	1.73	0.95	3.31	4.09	6,119	—
February 20, 2007* through May 31, 2007	2.37	0.95	3.12	4.53	4,931	—
UltraShort Russell MidCap Growth
Six months ended November 30, 2007 (Unaudited)	1.80	0.95	3.32	4.16	4,865	—
February 20, 2007* through May 31, 2007	1.99	0.95	3.51	4.55	4,831	—
UltraShort Russell2000 Value
Six months ended November 30, 2007 (Unaudited)	1.28	0.95	3.59	3.92	46,824	—
February 20, 2007* through May 31, 2007	2.12	0.95	3.59	4.76	5,150	—

See accompanying notes to the financial statements.

ProShares Trust Financial Highlights (continued)

FOR THE PERIODS INDICATED

	SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIODS INDICATED
	PER SHARE OPERATING PERFORMANCE
	INVESTMENT OPERATIONS				DISTRIBUTIONS				TOTAL RETURN (b)
	Net asset value, beginning of period	Net investment income (loss) (a)	Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income	Net realized gains	Total distributions	Net asset value, end of period	Net asset value (c)	Market value (d)
UltraShort Russell2000 Growth
Six months ended November 30, 2007 (Unaudited)	$65.55	$1.39	$2.58	$3.97	$(1.67)	$—	$(1.67)	$67.85	6.12%	6.38%
February 20, 2007* through May 31, 2007	70.00	0.92	(5.37)	(4.45)	—	—	—	65.55	(6.36)	(6.17)
UltraShort Basic Materials
Six months ended November 30, 2007 (Unaudited)	53.08	1.03	(8.77)	(7.74)	(1.34)	—	(1.34)	44.00	(15.01)	(14.47)
January 30, 2007* through May 31, 2007	70.00	0.96	(17.88)	(16.92)	—	—	—	53.08	(24.17)	(24.54)
UltraShort Consumer Goods
Six months ended November 30, 2007 (Unaudited)	64.74	1.30	(3.08)	(1.78)	(1.66)	—	(1.66)	61.30	(2.95)	(2.41)
January 30, 2007* through May 31, 2007	70.00	1.02	(6.28)	(5.26)	—	—	—	64.74	(7.51)	(7.57)
UltraShort Consumer Services
Six months ended November 30, 2007 (Unaudited)	67.48	1.44	14.20	15.64	(2.10)	—	(2.10)	81.02	23.58	23.89
January 30, 2007* through May 31, 2007	70.00	1.06	(3.58)	(2.52)	—	—	—	67.48	(3.60)	(3.70)

	RATIOS/SUPPLEMENTAL DATA
	RATIOS TO AVERAGE NET ASSETS (e)				SUPPLEMENTAL DATA
	Expenses before expense reductions	Expenses net of waivers, if any	Net investment income (loss) before expense reductions	Net investment income (loss) net of waivers, if any	Net assets end of period (000's)	Portfolio turnover rate (b)(f)
UltraShort Russell2000 Growth
Six months ended November 30, 2007 (Unaudited)	1.29%	0.95%	3.83%	4.17%	$25,442	—%
February 20, 2007* through May 31, 2007	1.78	0.95	3.84	4.66	14,750	—
UltraShort Basic Materials
Six months ended November 30, 2007 (Unaudited)	1.21	0.95	4.00	4.25	75,896	—
January 30, 2007* through May 31, 2007	2.00	0.95	3.64	4.69	7,961	—
UltraShort Consumer Goods
Six months ended November 30, 2007 (Unaudited)	1.36	0.95	3.57	3.97	22,987	—
January 30, 2007* through May 31, 2007	1.91	0.95	3.52	4.47	9,711	—
UltraShort Consumer Services
Six months ended November 30, 2007 (Unaudited)	1.37	0.95	3.31	3.73	30,384	—
January 30, 2007* through May 31, 2007	1.94	0.95	3.56	4.55	5,601	—

See accompanying notes to the financial statements.

ProShares Trust Financial Highlights (continued)

FOR THE PERIODS INDICATED

	SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIODS INDICATED
	PER SHARE OPERATING PERFORMANCE
	INVESTMENT OPERATIONS				DISTRIBUTIONS				TOTAL RETURN (b)
	Net asset value, beginning of period	Net investment income (loss) (a)	Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income	Net realized gains	Total distributions	Net asset value, end of period	Net asset value (c)	Market value (d)
UltraShort Financials
Six months ended November 30, 2007 (Unaudited)	$68.14	$1.55	$23.26	$24.81	$(1.21)	$—	$(1.21)	$91.74	36.79%	36.08%
January 30, 2007* through May 31, 2007	70.00	1.01	(2.87)	(1.86)	—	—	—	68.14	(2.66)	(2.86)
UltraShort Health Care
Six months ended November 30, 2007 (Unaudited)	63.76	1.39	(0.37)	1.02	(1.92)	—	(1.92)	62.86	1.43	1.98
January 30, 2007* through May 31, 2007	70.00	1.02	(7.26)	(6.24)	—	—	—	63.76	(8.91)	(9.09)
UltraShort Industrials
Six months ended November 30, 2007 (Unaudited)	56.92	1.07	(0.12)	0.95	(1.65)	—	(1.65)	56.22	1.70	2.13
January 30, 2007* through May 31, 2007	70.00	1.00	(14.08)	(13.08)	—	—	—	56.92	(18.69)	(18.64)
UltraShort Oil & Gas
Six months ended November 30, 2007 (Unaudited)	50.99	0.79	(9.21)	(8.42)	(0.62)	—	(0.62)	41.95	(16.62)	(16.52)
January 30, 2007* through May 31, 2007	70.00	0.94	(19.95)	(19.01)	—	—	—	50.99	(27.16)	(27.16)

	RATIOS/SUPPLEMENTAL DATA
	RATIOS TO AVERAGE NET ASSETS (e)				SUPPLEMENTAL DATA
	Expenses before expense reductions	Expenses net of waivers, if any	Net investment income (loss) before expense reductions	Net investment income (loss) net of waivers, if any	Net assets end of period (000's)	Portfolio turnover rate (b)(f)
UltraShort Financials
Six months ended November 30, 2007 (Unaudited)	0.95%	0.95%	3.63%	3.63%	$970,170	—%
January 30, 2007* through May 31, 2007	1.30	0.95	3.92	4.27	56,213	—
UltraShort Health Care
Six months ended November 30, 2007 (Unaudited)	1.41	0.95	3.66	4.12	9,430	—
January 30, 2007* through May 31, 2007	1.91	0.95	3.53	4.49	9,564	—
UltraShort Industrials
Six months ended November 30, 2007 (Unaudited)	1.50	0.95	3.26	3.82	21,084	—
January 30, 2007* through May 31, 2007	2.00	0.95	3.57	4.62	4,269	—
UltraShort Oil & Gas
Six months ended November 30, 2007 (Unaudited)	1.04	0.95	3.60	3.69	308,327	—
January 30, 2007* through May 31, 2007	1.59	0.95	3.87	4.51	30,595	—

See accompanying notes to the financial statements.

ProShares Trust Financial Highlights (continued)

FOR THE PERIODS INDICATED

	SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIODS INDICATED
	PER SHARE OPERATING PERFORMANCE
	INVESTMENT OPERATIONS				DISTRIBUTIONS				TOTAL RETURN (b)
	Net asset value, beginning of period	Net investment income (loss) (a)	Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income	Net realized gains	Total distributions	Net asset value, end of period	Net asset value (c)	Market value (d)
UltraShort Real Estate
Six months ended November 30, 2007 (Unaudited)	$76.73	$1.90	$25.49	$27.39	$(1.24)	$—	$(1.24)	$102.88	35.88%	35.69%
January 30, 2007* through May 31, 2007	70.00	1.10	5.63	6.73	—	—	—	76.73	9.61	9.90
UltraShort Semiconductors
Six months ended November 30, 2007 (Unaudited)	61.64	1.17	(1.95)	(0.78)	(1.76)	—	(1.76)	59.10	(1.09)	(0.60)
January 30, 2007* through May 31, 2007	70.00	1.00	(9.36)	(8.36)	—	—	—	61.64	(11.94)	(12.16)
UltraShort Technology
Six months ended November 30, 2007 (Unaudited)	63.03	1.14	(7.07)	(5.93)	(2.31)	—	(2.31)	54.79	(9.57)	(9.41)
January 30, 2007* through May 31, 2007	70.00	1.06	(8.03)	(6.97)	—	—	—	63.03	(9.96)	(9.71)
UltraShort Utilities
Six months ended November 30, 2007 (Unaudited)	54.43	1.25	(3.08)	(1.83)	(1.60)	—	(1.60)	51.00	(3.68)	(3.42)
January 30, 2007* through May 31, 2007	70.00	0.88	(16.45)	(15.57)	—	—	—	54.43	(22.24)	(22.39)

	RATIOS/SUPPLEMENTAL DATA
	RATIOS TO AVERAGE NET ASSETS (e)				SUPPLEMENTAL DATA
	Expenses before expense reductions	Expenses net of waivers, if any	Net investment income (loss) before expense reductions	Net investment income (loss) net of waivers, if any	Net assets end of period (000's)	Portfolio turnover rate (b)(f)
UltraShort Real Estate
Six months ended November 30, 2007 (Unaudited)	0.97%	0.95%	3.92%	3.93%	$570,972	—%
January 30, 2007* through May 31, 2007	1.24	0.95	4.00	4.29	97,829	—
UltraShort Semiconductors
Six months ended November 30, 2007 (Unaudited)	1.49	0.95	3.71	4.25	8,865	—
January 30, 2007* through May 31, 2007	1.94	0.95	3.57	4.55	9,246	—
UltraShort Technology
Six months ended November 30, 2007 (Unaudited)	1.66	0.95	3.27	3.99	16,438	—
January 30, 2007* through May 31, 2007	1.95	0.95	3.56	4.55	4,727	—
UltraShort Utilities
Six months ended November 30, 2007 (Unaudited)	1.27	0.95	3.96	4.28	11,474	—
January 30, 2007* through May 31, 2007	2.00	0.95	3.44	4.49	16,330	—

See accompanying notes to the financial statements.

ProShares Trust Financial Highlights (continued)

FOR THE PERIODS INDICATED

	SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIODS INDICATED
	PER SHARE OPERATING PERFORMANCE
	INVESTMENT OPERATIONS						DISTRIBUTIONS				TOTAL RETURN (b)
	Net asset value, beginning of period	Net investment income (loss) (a)		Net realized and unrealized gains (losses) on investments		Total from investment operations	Net investment income	Net realized gains	Total distributions	Net asset value, end of period	Net asset value (c)	Market value (d)
Short MSCI EAFE
October 23, 2007* through November 30, 2007 (Unaudited)	$70.00	$0.25	(h)	$0.17	(h)	$0.42	$—	$—	$—	$70.42	0.60%	0.90%
Short MSCI Emerging Markets
October 30, 2007* through November 30, 2007 (Unaudited)	70.00	0.22	(h)	2.26	(h)	2.48	—	—	—	72.48	3.54	3.76
UltraShort MSCI EAFE
October 23, 2007* through November 30, 2007 (Unaudited)	70.00	0.23	(h)	(0.16	)(h)	0.07	—	—	—	70.07	0.10	0.49
UltraShort MSCI Emerging Markets
October 30, 2007* through November 30, 2007 (Unaudited)	70.00	0.22	(h)	2.94	(h)	3.16	—	—	—	73.16	4.51	5.19
UltraShort FTSE/Xinhua China 25
November 6, 2007* through November 30, 2007 (Unaudited)	70.00	0.16	(h)	(0.61	)(h)	(0.45)	—	—	—	69.55	(0.64)	0.74
UltraShort MSCI Japan
November 6, 2007* through November 30, 2007 (Unaudited)	70.00	0.18	(h)	(0.73	)(h)	(0.55)	—	—	—	69.45	(0.79)	(0.67)

	RATIOS/SUPPLEMENTAL DATA
	RATIOS TO AVERAGE NET ASSETS (e)				SUPPLEMENTAL DATA
	Expenses before expense reductions	Expenses net of waivers, if any	Net investment income (loss) before expense reductions	Net investment income (loss) net of waivers, if any	Net assets end of period (000's)	Portfolio turnover rate (b)(f)
Short MSCI EAFE
October 23, 2007* through November 30, 2007 (Unaudited)	2.15%	0.95%	2.24%	3.43%	$15,845	—%
Short MSCI Emerging Markets
October 30, 2007* through November 30, 2007 (Unaudited)	2.33	0.95	2.15	3.53	16,308	—
UltraShort MSCI EAFE
October 23, 2007* through November 30, 2007 (Unaudited)	1.92	0.95	2.06	3.03	31,529	—
UltraShort MSCI Emerging Markets
October 30, 2007* through November 30, 2007 (Unaudited)	1.37	0.95	2.83	3.24	76,813	—
UltraShort FTSE/Xinhua China 25
November 6, 2007* through November 30, 2007 (Unaudited)	1.10	0.95	2.85	3.00	365,154	—
UltraShort MSCI Japan
November 6, 2007* through November 30, 2007 (Unaudited)	3.25	0.95	1.37	3.67	10,418	—

See accompanying notes to the financial statements.

ProShares Trust Notes to Financial Highlights:

*  Commencement of investment operations.

(a)  Per share net investment income (loss) has been calculated using the average daily shares method.

(b)  Not annualized for periods less than one year.

(c)  Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. This percentage is not an indication of the performance of a shareholder's investment in the Fund based on market value due to differences between the market price of the shares and the net asset value per share of the Fund.

(d)  Market value total return is calculated assuming an initial investment made at the market value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period at market value. Market value is determined by trading that occurs on the American Stock Exchange (AMEX). Market value may be greater or less than net asset value, depending on the Fund's closing price on the AMEX.

(e)  Annualized for periods less than one year.

(f)  Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the sales and purchases of fund shares during the period.

(g)  Less than 0.5%

(h)  The amount shown for a share outstanding throughout the period does not accord with the aggregate net income and/or gain on investments for that period because of the timing of sales and repurchases of the Fund shares in relation to fluctuating market value of the investments in the Fund.

See accompanying notes to the financial statements.

ProShares Trust Notes to Financial Statements

November 30, 2007 (Unaudited)

1. Organization

ProShares Trust, a Delaware statutory trust, (the "Trust") was formed on May 29, 2002, and has authorized capital of unlimited shares at no par value. The Trust is comprised of 58 active Funds (collectively, the "Funds" and individually, a "Fund"). Each Fund is a "non-diversified" series of the Trust pursuant to the Investment Company Act of 1940 ("1940 Act").

The Funds had no operations prior to June 19, 2006, other than matters relating to their organization and registration and the sale and issuance to ProShares Advisors LLC of 1,428 shares of Short S&P 500® ProShares at an aggregate price of $100,000.

2. Significant Accounting Policies

The following is a summary of significant accounting policies followed by each Fund in preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles. The preparation of financial statements in accordance with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts. The actual results could differ from those estimates.

Security Valuation

Security prices are generally provided by a third party pricing service. The securities in the portfolio of a Fund, except as otherwise noted, that are listed or traded on a stock exchange or the NASDAQ National Market System, are valued at the closing price, if available, or the last sale price, on the exchange or market where the security is principally traded. If there have been no sales for that day on the exchange or system where the security is principally traded, then the value may be determined with reference to the last sale price, or the closing price, if applicable, on any other exchange or system. If there have been no sales for that day on any exchange or system, a security may be valued at the mean between the closing bid and asked quotes on the exchange or system where the security is principally traded, or at the most recent closing price, if applicable, or at such other price that ProShare Advisors LLC (the "Advisor") deems appropriate in accordance with procedures approved by the Trust's Board of Trustees.

Securities regularly traded in the over-the-counter ("OTC") markets, including securities listed on an exchange but that are primarily traded OTC other than those traded on the NASDAQ Stock Market, are valued on the basis of the mean between the bid and asked quotes based upon quotes furnished by primary market makers for those instruments. Short-term debt securities maturing in sixty days or less are generally valued at amortized cost, which approximates market value.

Debt securities, futures contracts and options on securities, indices and futures contracts are generally valued at their last sale price prior to the time at which the net asset value per share of a Fund is determined. If there was no sale on that day, fair valuation procedures as described below may be applied. Valuation of certain derivatives is performed using procedures approved by the Trust's Board of Trustees.

When the Advisor determines that the price of a security is not readily available or deemed unreliable (e.g., an approved pricing service does not provide a price, a furnished price is in error, certain stale prices, or an event occurs that materially affects the furnished price), it may in good faith establish a fair value for that security in accordance with procedures established by and under the general supervision and responsibility of the Trust's Board of Trustees.

American Depositary Receipts ("ADRs")

ADRs represent the right to receive securities of foreign issuers deposited in a bank or trust company. ADRs are an alternative to purchasing the underlying securities in their national markets and currencies. Investment in ADRs has certain advantages over direct investment in the underlying foreign securities since: (i) ADRs are U.S. dollar-denominated investments that are easily transferable and for which market quotations are readily available, and (ii) issuers whose securities are represented by ADRs are generally subject to auditing, accounting and financial reporting standards similar to those applied to domestic issuers.

ProShares Trust Notes to Financial Statements (cont.)

November 30, 2007 (Unaudited)

Repurchase Agreements

Under a repurchase agreement, the Fund purchases a debt security and simultaneously agrees to sell the security back to the seller at a mutually agreed-upon future price and date, normally one day or a few days later. The resale price is greater than the purchase price, reflecting an agreed-upon market interest rate during the purchaser's holding period. While the maturities of the underlying collateral securities in repurchase transactions may be more than one year, the term of each repurchase agreement will always be less than one year. A Fund will enter into repurchase agreements only with large, well-capitalized and well-established financial institutions. The creditworthiness of each of the firms which is a counterparty to a repurchase agreement will be monitored by the Advisor.

In addition, the value of the collateral underlying the repurchase agreement will always be at least equal to the repurchase price, including any accrued interest earned on the repurchase agreement. The Funds invest in repurchase agreements jointly, therefore, each Fund holds a pro rata share of the collateral based upon the dollar amount of the repurchase agreements entered into by each Fund. The collateral underlying the repurchase agreement is held by the Fund's custodian. Repurchase agreement risk is the risk that the counterparty to the repurchase agreement that sells the securities may default on its obligation to repurchase them. In this circumstance, a Fund may lose money because: it may not be able to sell the securities at the agreed upon time and price, the securities may lose value before they can be sold, the selling institution may default or declare bankruptcy or the Fund may have difficulty exercising rights to the collateral.

Real Estate Investment Trusts

The Funds may own shares of real estate investment trusts ("REITS") which report information on the source of their distributions annually. Certain distributions received from REITS during the year, which are known to be a return of capital, are recorded as a reduction to the cost of the individual REIT.

Futures Contracts

The Funds may purchase or sell stock index futures contracts as a substitute for a comparable market position in the underlying securities or to satisfy regulatory requirements. A futures contract generally obligates the seller to deliver (and the purchaser to take delivery of) the specified commodity on the expiration date of the contract. A stock index futures contract obligates the seller to deliver (and the purchaser to accept) an amount of cash equal to a specific dollar amount multiplied by the difference between the final settlement price of a specific stock index futures contract and the price at which the agreement is made. The underlying stocks in the index are not physically delivered. Futures contracts may also be closed by entering into an offsetting transaction before final settlement.

Upon entering into a contract, the Fund is required to deposit and maintain as collateral such initial margin as required by the exchange on which the transaction is effected. A portion of the initial margin is segregated cash balances with brokers for futures contracts, as disclosed in the Statement of Assets and Liabilities, and is restricted as to its use. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as variation margin and are recorded by the Fund as unrealized gains or losses. The Fund will realize a gain or loss upon closing of a futures transaction.

Futures contracts involve, to varying degrees, elements of market risk and exposure to loss in excess of the amount of variation margin. The face or contract amounts reflect the extent of the total exposure each Fund has in the particular classes of instruments. The primary risks associated with the use of futures contracts are imperfect correlation between movements in the price of the futures contracts and the market value of the underlying securities and the possibility of an illiquid market for a futures contract.

Swap Agreements

The Funds may enter into swap agreements for purposes of pursuing their investment objectives or as a substitute for investing directly in securities (or shorting securities), or to hedge a position. Index swap agreements entered into by the Funds calculate and settle the obligations of the parties to the agreement on a "net basis" with a single payment. Consequently, a Fund's current obligations (or rights) under a swap agreement will generally be equal only to the net amount to be paid or received under the agreement based on the relative values of such obligations (or rights) (the "net amount"). In a "long" swap agreement, the counterparty will generally agree to pay the Fund

ProShares Trust Notes to Financial Statements (cont.)

November 30, 2007 (Unaudited)

the amount, if any, by which the notional amount of the swap agreement would have increased in value had it been invested in the particular instruments, plus an amount equal to any dividends or interest that would have been received on those instruments. The Fund will agree to pay to the counterparty an amount equal to a floating rate of interest (e.g., a LIBOR based rate) on the notional amount of the swap agreement plus the amount, if any, by which the notional amount would have decreased in value had it been invested in such instruments plus, in certain instances, commissions of trading spreads on the notional amount. Therefore, the return to the Fund on a long swap agreement should be the gain or loss on the notional amount plus dividends or interest on the instruments less the interest paid by the Fund on the notional amount. Swap agreements do not involve the delivery of securities or other underlying instruments. The net amount of the excess, if any, of a Fund's obligations over its entitlements with respect to each swap is accrued on a daily basis and an amount of cash or liquid assets, having an aggregate net asset value at least equal to such accrued excess is maintained in a segregated account by a Fund's custodian. Until a swap agreement is settled in cash, the gain or loss on the notional amount plus dividends or interest on the underlying instruments less the interest payable by the Fund on the notional amount are recorded as "unrealized appreciation or depreciation on swap agreements" and when cash is exchanged, the gain or loss realized is recorded as "realized gains or losses on swap agreements". Swap agreements are collateralized by certain securities of each particular Fund.

The Fund may also enter into swap agreements that provide the opposite return of their benchmark index or security ("short" the index or security). Their operations are similar to that of the swaps disclosed above except that the counterparty pays interest to the Fund on the notional amount outstanding and that dividends or interest on the underlying instruments reduce the value of the swap, plus, in certain instances, the Fund will agree to pay to the counterparty commissions or trading spreads on the notional amount. These amounts are netted with any unrealized gain or loss to determine the value of the swap.

Swap agreements involve, to varying degrees, elements of market risk and exposure to loss in excess of the unrealized gain/loss reflected. The notional amounts reflect the extent of the total investment exposure each Fund has under the swap agreement, which may exceed the net asset value of the Fund. The primary risks associated with the use of swap agreements are imperfect correlation between movements in the notional amount and the price of the underlying investments and the inability of counterparties to perform. A Fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty. A Fund will enter into swap agreements only with large, well-capitalized and well established financial institutions. The creditworthiness of each of the firms which is a party to a swap agreement is monitored by the Advisor.

Distributions

Distributions to shareholders from net investment income and net capital gain, if any, are declared and paid at least annually. The amount of distributions from net investment income and net realized gains are determined in accordance with federal income tax regulations, which may differ from U.S. generally accepted accounting principles. These tax differences are due to differing treatments of income and gain on various investment securities held by the Funds, timing differences and differing characterizations of distributions made by the Funds.

Taxes

Each of the Funds intends to qualify or continue to qualify as a regulated investment company and distribute all of its net investment income and capital gains to shareholders. Accordingly, no provision for Federal income taxes is required in the financial statements.

Effective November 30, 2007, the Funds adopted Financial Accounting Standards Board Interpretation No. 48, Accounting for Uncertainty in Income Taxes ("FIN 48"). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the affirmative evaluation of tax positions taken or expected to be taken in the course of preparing the Funds' tax returns to determine whether it is more-likely-than-not (i.e., greater than 50-percent) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. A tax position that meets the more-likely-than-not recognition threshold is measured to determine the amount of benefit to recognize in the financial statements. Differences between tax positions taken in a tax return and amounts recognized in the financial statements will generally result in an increase in a liability for taxes payable (or a reduction of a tax refund receivable), including the recognition of any related interest and penalties as an operating expense.

ProShares Trust Notes to Financial Statements (cont.)

November 30, 2007 (Unaudited)

Implementation of FIN 48 requires Management of the Funds to analyze all open tax years, as defined by the Statute of Limitations, for all major jurisdictions, which includes federal and certain states. Open tax years are those that are open for exam by taxing authorities (i.e., the last 4 tax year ends and the interim tax period since then). The Funds have no examinations in progress and none are expected at this time.

As of November 30, 2007, Management of the Funds has reviewed all open tax years and major jurisdictions and concluded the adoption of FIN48 resulted in no impact the Funds' net assets or results of operations. There is no tax liability resulting from unrecognized tax benefits relating to uncertain income tax positions taken or expected to be taken in future tax returns. The Funds are also not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next 12 months.

The tax character of distributions paid may differ from the character of distributions shown on the Statement of Changes in Net Assets due to short-term capital gains being treated as ordinary income for tax purposes. The tax character of distributions paid for the tax year ended October 31, 2007, were as follows:

Fund	Distributions paid from ordinary income	Distributions paid from net long term capital gains	Total distributions
ULTRA QQQ®	$16,571,347	$545,360	$17,116,707
ULTRA Dow30SM	6,783,155	150,978	6,934,133
ULTRA S&P500®	9,127,884	213,505	9,341,389
ULTRA MidCap400	3,429,286	116,157	3,545,443
ULTRA SmallCap 600	69,706	—	69,706
ULTRA Russell2000	241,443	—	241,443
ULTRA Russell1000 Value	114,742	—	114,742
ULTRA Russell1000 Growth	59,572	—	59,572
ULTRA Russell MidCap Value	106,697	—	106,697
ULTRA Russell MidCap Growth	30,686	—	30,686
ULTRA Russell2000 Value	101,455	—	101,455
ULTRA Russell2000 Growth	28,383	—	28,383
ULTRA Basic Materials	125,876	—	125,876
ULTRA Consumer Goods	121,302	—	121,302
UTLRA Consumer Services	29,898	—	29,898
ULTRA Financials	267,133	—	267,133
ULTRA Health Care	108,065	—	108,065
ULTRA Industrials	63,653	—	63,653
ULTRA Oil & Gas	239,097	—	239,097
ULTRA Real Estate	148,970	—	148,970
ULTRA Semiconductors	70,604	—	70,604
ULTRA Technology	41,799	—	41,799
ULTRA Utilities	191,956	—	191,956
SHORT QQQ®	4,599,356	—	4,599,356
SHORT Dow30SM	4,286,394	—	4,286,394
SHORT S&P500®	7,418,631	—	7,418,631
SHORT MidCap400	5,503,191	—	5,503,191
SHORT SmallCap600	288,794	—	288,794
SHORT Russell2000	592,768	—	592,768
ULTRASHORT QQQ®	57,266,415	—	57,266,415
ULTRASHORT Dow30SM	13,314,314	—	13,314,314

ProShares Trust Notes to Financial Statements (cont.)

November 30, 2007 (Unaudited)

Fund	Distributions paid from ordinary income	Distributions paid from net long term capital gains	Total distributions
ULTRASHORT S&P500®	$31,422,726	—	$31,422,726
ULTRASHORT MidCap400	6,909,701	—	6,909,701
ULTRASHORT SmallCap600	706,605	—	706,605
ULTRASHORT Russell2000	5,884,255	—	5,884,255
ULTRASHORT Russell1000 Value	154,274	—	154,274
ULTRASHORT Russell1000 Growth	163,998	—	163,998
ULTRASHORT Russell MidCap Value	159,558	—	159,558
ULTRASHORT Russell MidCap Growth	194,720	—	194,720
ULTRASHORT Russell2000 Value	284,761	—	284,761
ULTRASHORT Russell2000 Growth	433,580	—	433,580
ULTRASHORT Basic Materials	345,714	—	345,714
ULTRASHORT Consumer Goods	285,484	—	285,484
ULTRASHORT Consumer Services	223,979	—	223,979
ULTRASHORT Financials	4,512,539	—	4,512,539
ULTRASHORT Health Care	288,641	—	288,641
ULTRASHORT Industrials	166,136	—	166,136
ULTRASHORT Oil & Gas	876,498	—	876,498
ULTRASHORT Real Estate	4,696,897	—	4,696,897
ULTRASHORT Semiconductors	264,030	—	264,030
ULTRASHORT Technology	173,522	—	173,522
ULTRASHORT Utilities	434,651	—	434,651

The amount and character of income and gains to be distributed are determined in accordance with the income tax regulations which may differ from U.S. generally accepted accounting principles. These book/tax differences are either considered temporary or permanent in nature.

Temporary differences are generally due to differing book and tax treatments for the timing of the recognition of gains and losses on certain investment transactions and the timing and the deductibility of certain expenses.

At October 31, 2007, the Funds' tax year end, the components of accumulated earnings (deficit) on a tax basis were as follows:

Fund	Undistributed Ordinary Income	Undistributed Long-Term Capital Gain	Accumulated Capital and Other Losses	Unrealized Appreciation/ (Depreciation)
ULTRA QQQ®	$45,645,227	$3,631,483	—	$(9,009,408)
ULTRA Dow30SM	10,219,498	334,429	—	(1,649,101)
ULTRA S&P500®	23,419,827	1,376,197	—	1,931,075
ULTRA MidCap400	3,259,681	370,144	—	(5,411,258)
ULTRA SmallCap 600	391,286	4,885	—	(934,158)
ULTRA Russell2000	1,138,715	30,960	—	(5,795,602)
ULTRA Russell1000 Value	16,353	—	$(130,032)	(783,261)
ULTRA Russell1000 Growth	771,244	—	—	(305,936)
ULTRA Russell MidCap Value	530	—	(487,807)	(1,232,265)

ProShares Trust Notes to Financial Statements (cont.)

November 30, 2007 (Unaudited)

Fund	Undistributed Ordinary Income	Undistributed Long-Term Capital Gain	Accumulated Capital and Other Losses	Unrealized Appreciation/ (Depreciation)
ULTRA Russell MidCap Growth	$611,477	$866	—	$(458,239)
ULTRA Russell2000 Value	811	—	$(988,098)	(1,700,651)
ULTRA Russell2000 Growth	90,370	1,171	—	(757,531)
ULTRA Basic Materials	3,531,715	—	—	(79,226)
ULTRA Consumer Goods	42,213	—	—	386,266
UTLRA Consumer Services	2,298	—	(291,486)	(371,220)
ULTRA Financials	94,638	—	(317,962)	(2,602,372)
ULTRA Health Care	204,503	—	—	801,997
ULTRA Industrials	509,626	—	—	(377,423)
ULTRA Oil & Gas	6,355,854	—	—	(2,581,553)
ULTRA Real Estate	52,312	—	(1,156,071)	(2,103,679)
ULTRA Semiconductors	1,651,669	—	—	(2,320,787)
ULTRA Technology	1,583,667	—	—	(6,306,834)
ULTRA Utilities	967,997	—	—	(1,110,842)
SHORT QQQ®	283,546	—	(29,838,281)	3,421,500
SHORT Dow30SM	546,982	—	(16,312,932)	2,473,758
SHORT S&P500®	788,226	—	(24,643,417)	3,562,670
SHORT MidCap400	242,043	—	(17,259,064)	1,624,255
SHORT SmallCap600	45,758	—	(608,042)	(262,799)
SHORT Russell2000	—	—	(127,092)	(763,722)
ULTRASHORT QQQ®	6,996,287	—	(603,350,892)	72,250,422
ULTRASHORT Dow30SM	2,409,274	—	(91,657,575)	(22,827,987)
ULTRASHORT S&P500®	7,568,604	—	(228,792,720)	77,957,491
ULTRASHORT MidCap400	816,996	—	(42,914,424)	2,685,017
ULTRASHORT SmallCap600	—	—	(3,494,033)	(2,252,613)
ULTRASHORT Russell2000	—	—	(31,597,502)	51,283,922
ULTRASHORT Russell1000 Value	—	—	—	(1,172,857)
ULTRASHORT Russell1000 Growth	—	—	(1,004,536)	(1,593,109)
ULTRASHORT Russell MidCap Value	55,796	—	—	292,567
ULTRASHORT Russell MidCap Growth	—	—	(332,637)	(523,018)
ULTRASHORT Russell2000 Value	35,213	—	—	(541,219)
ULTRASHORT Russell2000 Growth	—	—	(1,195,488)	(1,672,022)
ULTRASHORT Basic Materials	113,904	—	(10,983,370)	(8,648,042)
ULTRASHORT Consumer Goods	66,675	—	(1,283,480)	(660,294)
ULTRASHORT Consumer Services	954,416	—	—	152,510
ULTRASHORT Financials	1,368,822	—	(44,904,963)	(11,931,084)
ULTRASHORT Health Care	46,086	—	(761,500)	(472,215)
ULTRASHORT Industrials	79,814	—	(2,555,682)	(710,543)
ULTRASHORT Oil & Gas	481,821	—	(17,972,815)	(18,212,682)
ULTRASHORT Real Estate	—	—	(11,860,408)	(40,069,872)
ULTRASHORT Semiconductors	45,810	—	(2,425,997)	(842,536)

ProShares Trust Notes to Financial Statements (cont.)

November 30, 2007 (Unaudited)

Fund	Undistributed Ordinary Income	Undistributed Long-Term Capital Gain	Accumulated Capital and Other Losses	Unrealized Appreciation/ (Depreciation)
ULTRASHORT Technology	$57,077	$—	—	$(520,399)
ULTRASHORT Utilities	—	—	$(866,821)	27,207
SHORT MSCI EAFE	8,850	—	—	89,800
SHORT MSCI Emerging Markets	1,106	—	—	(1,350,874)
ULTRASHORT MSCI EAFE	8,881	—	—	(2,006,481)
ULTRASHORT MSCI Emerging Markets	1,106	—	—	(13,721,987)
ULTRASHORT FTSE/Xinhua China 25	—	—	—	(84,899,236)
ULTRASHORT MSCI Japan	—	—	—	(1,399,152)

For the tax year ended October 31, 2007, the following Funds had available capital loss carryforwards to offset future net capital gains, to the extent provided by regulations, through the indicated expiration date:

Fund	Expiring October 31, 2014	Expiring October 31, 2015
ULTRA Russell1000 Value	—	$130,032
ULTRA Russell MidCap Value	—	487,807
ULTRA Russell2000 Value	—	988,098
UTLRA Consumer Services	—	291,486
ULTRA Financials	—	317,962
ULTRA Real Estate	—	1,156,071
SHORT QQQ®	$11,785,145	18,053,136
SHORT Dow30SM	3,884,813	12,428,119
SHORT S&P500®	7,147,858	17,495,559
SHORT MidCap400	6,889,918	10,369,146
SHORT SmallCap600	—	608,042
SHORT Russell2000	—	127,092
ULTRASHORT QQQ®	65,260,977	538,089,915
ULTRASHORT Dow30SM	8,492,428	83,165,147
ULTRASHORT S&P500®	24,105,023	204,687,697
ULTRASHORT MidCap400	12,189,910	30,724,514
ULTRASHORT SmallCap600	—	3,494,033
ULTRASHORT Russell2000	—	31,957,502
ULTRASHORT Russell1000 Growth	—	1,004,536
ULTRASHORT Russell MidCap Growth	—	332,637
ULTRASHORT Russell2000 Growth	—	1,195,488
ULTRASHORT Basic Materials	—	10,983,370
ULTRASHORT Consumer Goods	—	1,283,480
ULTRASHORT Financials	—	44,904,963
ULTRASHORT Health Care	—	761,500
ULTRASHORT Industrials	—	2,555,682
ULTRASHORT Oil & Gas	—	17,972,815
ULTRASHORT Real Estate	—	11,860,408
ULTRASHORT Semiconductors	—	2,425,997
ULTRASHORT Utilities	—	866,821

ProShares Trust Notes to Financial Statements (cont.)

November 30, 2007 (Unaudited)

New Accounting Pronouncements

In September 2006, Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" (SFAS 157), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is evaluating the application of the SFAS 157 and has not at this time determined the impact, if any, resulting from the adoption of the Fund's financial statements.

In addition, in February 2007, the FASB issued Statement of Financial Accounting Standards No. 159, "The Fair Value Option for Financial Assets and Financial Liabilities - including an amendment of FASB Statement No. 115." ("SFAS 159"), which is effective for fiscal years beginning after November 15, 2007. SFAS 159 permits entities to elect to measure certain financial assets and liabilities at fair value. The fair value option may be applied instrument by instrument, is irrevocable and is applied only to entire instruments and not to portions of instruments. SFAS 159 also establishes presentation and disclosure requirements designed to facilitate comparisons between entities that choose different measurement attributes for similar types of assets and liabilities. Management continues to evaluate the impact the adoption of SFAS 159 will have on the Funds' financial statement disclosures.

3. Securities Transactions, Related Income and Allocations

During the period, security transactions are accounted for no later than one business day following the trade date. However, for financial reporting purposes, security transactions are accounted for on the trade date of the last business day of the reporting period. Realized gains and losses on security transactions are determined on the identified cost basis. Dividend income is recorded on the ex-dividend date. Interest income is recognized on the accrual basis. Expenses directly attributable to a Fund are charged to the Fund, while expenses which are attributable to more than one Fund are allocated among the respective Funds based upon relative net assets or another reasonable basis.

4. Advisory and Management Service Fees

ProShare Advisors LLC serves as the Trust's investment adviser pursuant to an Investment Advisory Agreement and provides management and other administrative services to the Trust pursuant to a separate Management Services Agreement. The Advisor is responsible for developing, implementing and supervising each Fund's investment program. The Advisor manages the investment and the reinvestment of the assets of the Funds, in accordance with the investment objectives, policies, and limitations of the Fund, subject to the general supervision and control of the Trustees and officers of the Trust. For these and other services, the Funds pay the Advisor advisory and management services fees at an annualized rate based upon each Fund's average daily net assets of 0.75% and 0.10%, respectively.

The Advisor has contractually agreed to waive advisory and management services fees, and if necessary reimburse certain other expenses, in order to limit the annual operating expenses of each Fund to 0.95% of average daily net assets.

The limitation for each of the Funds is as follows:

For the period June 1, 2007 to September 30, 2008
Fund	Expense Limit
ULTRA QQQ®	0.95%
ULTRA Dow30SM	0.95%
ULTRA S&P500®	0.95%
ULTRA MidCap400	0.95%
SHORT QQQ®	0.95%
SHORT Dow30SM	0.95%
SHORT S&P500®	0.95%
SHORT MidCap400	0.95%
ULTRASHORT QQQ®	0.95%
ULTRASHORT Dow30SM	0.95%
ULTRASHORT S&P500®	0.95%
ULTRASHORT MidCap400	0.95%

ProShares Trust Notes to Financial Statements (cont.)

November 30, 2007 (Unaudited)

For the period January 23, 2007 to September 30, 2008
Fund	Expense Limit
ULTRA SmallCap 600	0.95%
ULTRA Russell2000 .	0.95%
ULTRA Russell1000 Value	0.95%
ULTRA Russell1000 Growth	0.95%
ULTRA Russell MidCap Value .	0.95%
ULTRA Russell MidCap Growth	0.95%
ULTRA Russell2000 Value	0.95%
ULTRA Russell2000 Growth .	0.95%
ULTRA Basic Materials	0.95%
ULTRA Consumer Goods	0.95%
UTLRA Consumer Services .	0.95%
ULTRA Financials	0.95%
ULTRA Health Care .	0.95%
ULTRA Industrials .	0.95%
ULTRA Oil & Gas	0.95%
ULTRA Real Estate	0.95%
ULTRA Semiconductors .	0.95%
ULTRA Technology	0.95%
ULTRA Utilities	0.95%
SHORT SmallCap600	0.95%
SHORT Russell2000 .	0.95%
ULTRASHORT SmallCap600	0.95%
ULTRASHORT Russell2000	0.95%
ULTRASHORT Russell1000 Value	0.95%
ULTRASHORT Russell1000 Growth	0.95%
ULTRASHORT Russell MidCap Value	0.95%
ULTRASHORT Russell MidCap Growth	0.95%
ULTRASHORT Russell2000 Value	0.95%
ULTRASHORT Russell2000 Growth	0.95%
ULTRASHORT Basic Materials	0.95%
ULTRASHORT Consumer Goods	0.95%
ULTRASHORT Consumer Services	0.95%
ULTRASHORT Financials	0.95%
ULTRASHORT Health Care	0.95%
ULTRASHORT Industrials	0.95%
ULTRASHORT Oil & Gas	0.95%
ULTRASHORT Real Estate	0.95%
ULTRASHORT Semiconductors	0.95%
ULTRASHORT Technology	0.95%
ULTRASHORT Utilities	0.95%
For the period October 23, 2007 to October 23, 2008
Fund	Expense Limit
SHORT MSCI EAFE	0.95%
ULTRASHORT MSCI EAFE	0.95%

ProShares Trust Notes to Financial Statements (cont.)

November 30, 2007 (Unaudited)

For the period October 30, 2007 to October 30, 2008
Fund	Expense Limit
SHORT MSCI Emerging Markets	0.95%
ULTRASHORT MSCI Emerging Markets	0.95%
For the period November 6, 2007 to November 6, 2008
Fund	Expense Limit
ULTRASHORT FTSE/Xinhua China 25	0.95%
ULTRASHORT MSCI Japan	0.95%

For the six months ended November 30, 2007, advisory and management services fees waivers and expense reimbursements were as follows:

Fund	Advisory Fees Waived	Management Services Fees Waived	Expense Reimbursements
ULTRA QQQ®	$226,018	—	—
ULTRA Dow30SM	74,645	—	—
ULTRA S&P500®	56,989	—	—
ULTRA MidCap400	157,393	—	—
ULTRA SmallCap 600	41,866	$5,582	$49,860
ULTRA Russell2000	175,677	23,423	14,088
ULTRA Russell1000 Value	38,223	5,096	34,208
ULTRA Russell1000 Growth	61,626	8,217	19,504
ULTRA Russell MidCap Value	35,963	4,795	26,875
ULTRA Russell MidCap Growth	49,761	6,635	17,810
ULTRA Russell2000 Value	33,246	4,433	99,539
ULTRA Russell2000 Growth	39,678	5,290	93,480
ULTRA Basic Materials	41,005	—	—
ULTRA Consumer Goods	27,002	3,600	10,033
UTLRA Consumer Services		18,179	2,424
ULTRA Financials	68,234	—	—
ULTRA Health Care	40,592	4,382	—
ULTRA Industrials	29,943	3,992	16,670
ULTRA Oil & Gas	69,356	—	—
ULTRA Real Estate	36,765	—	—
ULTRA Semiconductors	45,283	—	—
ULTRA Technology	63,212	—	—
ULTRA Utilities	35,683	—	—
SHORT QQQ®	84,620	—	—
SHORT Dow30SM	60,985	—	—
SHORT S&P500®	23,858	—	—
SHORT MidCap400	45,239	—	—
SHORT SmallCap600	22,851	—	—
SHORT Russell2000	39,503	—	—
ULTRASHORT QQQ®	582,802	—	—
ULTRASHORT Dow30SM	74,953	—	—
ULTRASHORT S&P500®	—	—	—

ProShares Trust Notes to Financial Statements (cont.)

November 30, 2007 (Unaudited)

Fund	Advisory Fees Waived	Management Services Fees Waived	Expense Reimbursements
ULTRASHORT MidCap400	$24,943	—	—
ULTRASHORT SmallCap600	34,934	—	—
ULTRASHORT Russell2000	202,651	—	—
ULTRASHORT Russell1000 Value	22,095	—	—
ULTRASHORT Russell1000 Growth	24,340	—	—
ULTRASHORT Russell MidCap Value	21,096	$879	—
ULTRASHORT Russell MidCap Growth	19,397	2,478	—
ULTRASHORT Russell2000 Value	35,332	—	—
ULTRASHORT Russell2000 Growth	36,362	—	—
ULTRASHORT Basic Materials	31,166	—	—
ULTRASHORT Consumer Goods	24,410	—	—
ULTRASHORT Consumer Services	23,518	—	—
ULTRASHORT Financials	7,788	—	—
ULTRASHORT Health Care	23,126	—	—
ULTRASHORT Industrials	21,283	—	—
ULTRASHORT Oil & Gas	43,708	—	—
ULTRASHORT Real Estate	33,234	—	—
ULTRASHORT Semiconductors	22,092	—	—
ULTRASHORT Technology	20,019	—	—
ULTRASHORT Utilities	28,973	—	—
SHORT MSCI EAFE	10,405	1,387	$4,748
SHORT MSCI Emerging Markets	7,521	1,003	5,286
ULTRASHORT MSCI EAFE	13,145	1,752	2,045
ULTRASHORT MSCI Emerging Markets	15,220	—	—
ULTRASHORT FTSE/Xinhua China 25	13,989	—	—
ULTRASHORT MSCI Japan	5,517	736	10,604

Amounts waived or reimbursed by the Advisor in a particular fiscal year may be recouped by the Advisor within five years of the waiver or reimbursement to the extent that such recoupment will not cause the Fund's expenses to exceed any expense limitation in place at that time. As of November 30, 2007, the amounts that Advisor may potentially be reimbursed are as follows:

Fund	Expires 2011	Expires 2012	Total Amount Eligible for Reimbursement
ULTRA QQQ®	$228,566	$226,018	$454,584
ULTRA Dow30SM	158,554	74,645	233,199
ULTRA S&P500®	200,112	56,989	257,101
ULTRA MidCap400	217,801	157,393	375,194
ULTRA SmallCap 600	79,440	97,308	176,748
ULTRA Russell2000	161,781	213,188	374,969
ULTRA Russell1000 Value	37,482	77,527	115,009
ULTRA Russell1000 Growth	38,222	89,348	127,570
ULTRA Russell MidCap Value	35,888	67,633	103,521
ULTRA Russell MidCap Growth	36,463	74,206	110,669

ProShares Trust Notes to Financial Statements (cont.)

November 30, 2007 (Unaudited)

Fund	Expires 2011	Expires 2012	Total Amount Eligible for Reimbursement
ULTRA Russell2000 Value	$46,441	$137,218	$183,659
ULTRA Russell2000 Growth	45,999	138,448	184,447
ULTRA Basic Materials	39,506	41,005	80,511
ULTRA Consumer Goods	38,119	40,635	78,754
UTLRA Consumer Services	47,434	44,317	91,751
ULTRA Financials	53,756	68,234	121,990
ULTRA Health Care	37,543	44,974	82,517
ULTRA Industrials	41,329	50,605	91,934
ULTRA Oil & Gas	45,444	69,356	114,800
ULTRA Real Estate	46,989	36,979	83,968
ULTRA Semiconductors	36,242	45,283	81,525
ULTRA Technology	42,523	63,212	105,735
ULTRA Utilities	38,375	35,683	74,058
SHORT QQQ®	164,375	84,620	248,995
SHORT Dow30SM	154,968	60,985	215,953
SHORT S&P500®	133,369	24,970	158,339
SHORT MidCap400	116,362	45,239	161,601
SHORT SmallCap600	33,570	22,851	56,421
SHORT Russell2000	32,031	39,503	71,534
ULTRASHORT QQQ®	136,708	668,786	805,494
ULTRASHORT Dow30SM	145,884	74,953	220,837
ULTRASHORT S&P500®	—	—	—
ULTRASHORT MidCap400	95,078	25,923	121,001
ULTRASHORT SmallCap600	37,182	34,934	72,116
ULTRASHORT Russell2000	—	244,590	244,590
ULTRASHORT Russell1000 Value	27,166	22,095	49,261
ULTRASHORT Russell1000 Growth	27,174	24,340	51,514
ULTRASHORT Russell MidCap Value	27,187	21,975	49,162
ULTRASHORT Russell MidCap Growth	28,193	21,875	50,068
ULTRASHORT Russell2000 Value	27,854	35,332	63,186
ULTRASHORT Russell2000 Growth	28,943	36,362	65,305
ULTRASHORT Basic Materials	32,123	31,166	63,289
ULTRASHORT Consumer Goods	32,621	24,410	57,031
ULTRASHORT Consumer Services	32,412	23,518	55,930
ULTRASHORT Financials	36,710	20,368	57,078
ULTRASHORT Health Care	32,629	23,126	55,755
ULTRASHORT Industrials	32,149	21,283	53,432
ULTRASHORT Oil & Gas	39,849	43,708	83,557
ULTRASHORT Real Estate	45,554	39,091	84,645
ULTRASHORT Semiconductors	26,324	28,304	54,628
ULTRASHORT Technology	32,468	20,019	52,487
ULTRASHORT Utilities	32,116	28,973	61,089
SHORT MSCI EAFE	—	16,540	16,540

ProShares Trust Notes to Financial Statements (cont.)

November 30, 2007 (Unaudited)

Fund	Expires 2011	Expires 2012	Total Amount Eligible for Reimbursement
SHORT MSCI Emerging Markets	—	$13,810	$13,810
ULTRASHORT MSCI EAFE	—	16,942	16,942
ULTRASHORT MSCI Emerging Markets	—	15,220	15,220
ULTRASHORT FTSE/Xinhua China 25	—	13,989	13,989
ULTRASHORT MSCI Japan	—	16,857	16,857

5. Administration Fees

J.P. Morgan Investor Services Co. acts as Administrator to the Funds. The Administrator provides certain administrative services to the Funds. For these services, each Fund shall pay the Administrator monthly, a fee accrued daily and based on average net assets. Each Fund may also reimburse the Administrator for such out-of-pocket expenses as incurred by the Administrator in the performance of its duties. Certain employees of the Administrator are also officers of the Trust.

6. Custodian Fees

JPMorgan Chase Bank acts as custodian for the Funds in accordance with a custodian agreement. The custodian holds cash, securities and other assets of the Funds as required by the 1940 Act. Custodian fees are payable monthly based on assets held in custody, investment purchases and sales activity and account maintenance fees, plus reimbursement for certain out-of-pocket expenses.

7. Trustees Fees

Each Trustee of ProShares and other affiliated funds are paid quarterly an aggregate fee consisting of a $65,000 annual retainer for services provided as a Board member, plus a quarterly in-person meeting fee of $3,000, a special in-person meeting fee of $3,000 and a telephonic meeting fee of $1,000.

8. Distribution and Service Plan

SEI Investments serves as the Funds' distributor. The Trust has adopted a Distribution and Service (12b-1) Plan pursuant to which each Fund may bear a 12b-1 fee not to exceed 0.25% per annum of the Fund's average daily net assets. No 12b-1 fees are currently paid by the Funds, and there are currently no plans to impose these fees.

9. Creation and Redemption of Creation Units

Each Fund issues and redeems Shares only in Creation Units, a bundle of a specified number of shares. Certain funds are permitted to do such transactions on an in-kind basis, with a balancing cash component to equate the transaction to the net asset value of each Fund of the Trust on the transaction date. Each Fund will impose transaction fees to those investors creating or redeeming creation units.

Transaction Fees on Creation and Redemption Transactions

Each Fund will impose Transaction Fees to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units. There is a fixed and a variable component to the total Transaction Fee on transactions in Creation Units. A fixed Transaction Fee is applicable to each creation and redemption transaction, regardless of the number of Creation Units transacted. A variable Transaction Fee based upon the value of each Creation Unit is applicable to each creation and redemption transaction. Purchasers and redeemers of Creation Units of Ultra Share Funds affected through in-kind transactions are required to pay an additional charge to compensate for brokerage and other expenses. In addition, purchasers of Creation Units are responsible for payment of the costs of transferring the securities to the Trust. Redeemers of Creation Units are responsible for the costs of transferring securities from the Trust to their accounts or on their order. Investors who use the services of a broker or other such intermediary may pay fees for such services.

ProShares Trust Notes to Financial Statements (cont.)

November 30, 2007 (Unaudited)

In addition, the maximum additional variable transaction fee for in-kind and cash purchases and redemptions is 0.10% of the amount invested.

For the six months ended November 30, 2007, transaction fees which are included in the proceeds from shares issued on the Statements of Changes in Net Assets, were as follows:

Fund	Transaction Fees
ULTRA QQQ®	$132,468
ULTRA Dow30SM	34,371
ULTRA S&P500®	73,858
ULTRA MidCap400	9,616
ULTRA SmallCap 600	—
ULTRA Russell2000	17,296
ULTRA Russell1000 Value	—
ULTRA Russell1000 Growth	2,528
ULTRA Russell MidCap Value	—
ULTRA Russell MidCap Growth	1,114
ULTRA Russell2000 Value	—
ULTRA Russell2000 Growth	—
ULTRA Basic Materials	1,871
ULTRA Consumer Goods	598
ULTRA Consumer Services	—
ULTRA Financials	31,926
ULTRA Health Care	—
ULTRA Industrials	1,510
ULTRA Oil & Gas	5,966
ULTRA Real Estate	3,565
ULTRA Semiconductors	3,997
ULTRA Technology	12,459
ULTRA Utilities	—
SHORT QQQ®	55,879
SHORT Dow30SM	37,123
SHORT S&P500®	56,087
SHORT MidCap400	9,201
SHORT SmallCap 600	—
SHORT Russell2000	4,049
ULTRASHORT QQQ®	1,174,053
ULTRASHORT Dow30SM	531,049
ULTRASHORT S&P500®	1,005,572
ULTRASHORT MidCap400	41,394
ULTRASHORT SmallCap600	9,645
ULTRASHORT Russell2000	210,583
ULTRASHORT Russell1000 Value	1,243
ULTRASHORT Russell1000 Growth	3,174
ULTRASHORT Russell MidCap Value	—

ProShares Trust Notes to Financial Statements (cont.)

November 30, 2007 (Unaudited)

Fund	Transaction Fees
ULTRASHORT Russell MidCap Growth	$2,054
ULTRASHORT Russell2000 Value	11,071
ULTRASHORT Russell2000 Growth	4,463
ULTRASHORT Basic Materials	25,665
ULTRASHORT Consumer Goods	3,261
ULTRASHORT Consumer Services	5,232
ULTRASHORT Financials	316,416
ULTRASHORT Health Care	—
ULTRASHORT Industrials	3,722
ULTRASHORT Oil & Gas	72,579
ULTRASHORT Real Estate	208,794
ULTRASHORT Semiconductors	—
ULTRASHORT Technology	2,719
ULTRASHORT Utilities	7,047
SHORT MSCI EAFE	1,733
SHORT MSCI Emerging Markets	1,785
ULTRASHORT MSCI EAFE	7,283
ULTRASHORT MSCI Emerging Markets	18,338
ULTRASHORT FTSE/Xinhua China 25	91,953
ULTRASHORT MSCI Japan	2,310

10. Investment Transactions

For the periods ended November 30, 2007, the cost of securities purchased and proceeds from sales of securities, excluding short-term securities, derivatives and in-kind transactions, were as follows:

Fund	Purchases	Sales
ULTRA QQQ®	$389,996,180	$93,032,505
ULTRA Dow30SM	106,823,039	14,129,363
ULTRA S&P500®	210,963,222	44,124,370
ULTRA MidCap400	47,613,915	26,472,336
ULTRA SmallCap 600	1,285,573	2,349,904
ULTRA Russell2000	61,033,459	10,199,109
ULTRA Russell1000 Value	2,315,047	3,345,701
ULTRA Russell1000 Growth	11,782,360	2,018,572
ULTRA Russell Mid Cap Value	3,574,825	5,172,074
ULTRA Russell Mid Cap Growth	7,632,110	4,059,325
ULTRA Russell2000 Value	3,515,257	5,376,115
ULTRA Russell2000 Growth	3,783,900	4,688,106
ULTRA Basic Materials	8,524,409	3,139,328
ULTRA Consumer Goods	774,409	166,076
ULTRA Consumer Services	317,951	917,899
ULTRA Financials	124,396,888	10,826,952
ULTRA Health Care	547,992	991,587

ProShares Trust Notes to Financial Statements (cont.)

November 30, 2007 (Unaudited)

Fund	Purchases	Sales
ULTRA Industrials	$6,527,545	$1,138,825
ULTRA Oil & Gas	32,296,775	24,254,926
ULTRA Real Estate	16,838,757	4,452,755
ULTRA Semiconductors	6,676,924	12,178,904
ULTRA Technology	55,213,409	4,720,952
ULTRA Utilities	2,141,353	2,293,444

11. In-Kind Transactions

During the periods, certain Funds of the Trust delivered securities of the Funds in exchange for the redemption of shares (redemption-in-kind). Cash and securities were transferred for redemptions at a fair value. For financial reporting purposes, the Funds recorded net realized gains and losses in connection with each transaction.

For the six months ended November 30, 2007, the fair value of the cash and securities transferred for redemptions, and the net realized gains recorded in connection with the transactions were as follows:

Fund	Fair Value	Net Realized Gains (Losses)
ULTRA QQQ®	$134,227,253	$25,153,521
ULTRA Dow30SM	27,459,258	4,129,134
ULTRA S&P500®	26,837,980	5,300,399
ULTRA MidCap400	33,789,473	6,138,902
ULTRA Russell2000	26,026,162	2,182,576
Ultra Basic Materials	7,481,572	1,074,508
ULTRA Consumer Goods	5,447,854	181,572
ULTRA Financials	3,419,773	(564,233)
ULTRA Oil & Gas	8,996,032	2,276,518
ULTRA Semiconductors	5,681,030	(762,200)

In addition, during the period, certain Funds of the Trust received securities in exchange for subscriptions of shares (subscriptions-in-kind). For the six months ended November 30, 2007, the fair value of the securities received for subscriptions were as follows:

Fund	Fair Value
ULTRA QQQ®	$253,433,331
ULTRA Dow30SM	52,832,041
ULTRA S&P500®	177,998,374
ULTRA Russell2000	13,775,291
ULTRA Financials	12,147,083
ULTRA Oil & Gas	29,374,122
ULTRA Semiconductors	30,755,646

12. Leverage Risk

Leverage offers a means of magnifying market movements into larger changes in an investment's value and provides greater investment exposure than an unleveraged investment. Swap agreements, borrowing, futures

ProShares Trust Notes to Financial Statements (cont.)

November 30, 2007 (Unaudited)

contracts, forward contracts, options on securities indexes, reverse repurchase agreements and short sales, all may be used to create leverage. While only the Ultra ProShares and certain Short ProShares employ leverage to the extent that the Funds' exposure to the markets exceed the net assets of the Fund, each Fund employs leveraged investment techniques to achieve its investment objective.

13. Concentration Risk

Each Ultra Sector and UltraShort Sector Fund may concentrate its investments in one or more particular industries to the same extent that its underlying index is so concentrated. These Funds are subject to the risk that those issuers (or industry sectors) will perform poorly, and the Funds will be negatively impacted by that poor performance. The ULTRASHORT FTSE/Xinhua China 25 and the ULTRASHORT MSCI Japan Funds may be particularly susceptible to economic, political or regulatory events affecting companies and countries within the specific geographic region in which they focus their investments.

14. Liquidity Risk

In certain circumstances, such as the disruption of the orderly markets for the securities or financial instruments in which a Fund invests, a Fund might not be able to dispose of certain holdings quickly or at prices that represent fair market value in the judgment of ProShare Advisors. This may prevent a Fund from limiting losses, realizing gains or from achieving a high correlation or inverse correlation with its Underlying Benchmark.

15. Indemnifications

In the normal course of business the Trust enters into contracts that contain a variety of representations which provide general indemnifications. The Trust's maximum exposure under these arrangements cannot be known; however, the Trust expects any risk of loss to be remote.

ProShares Trust Board Approval of Investment Advisory Agreements

(Unaudited)

Under an amended investment advisory agreement between ProShare Advisors, LLC ("ProShare Advisors" or "Advisor") and the Trust, on behalf of each Fund, dated December 14, 2005 ("Advisory Agreement"), each Fund pays ProShare Advisors a fee at an annualized rate, based on its average daily net assets, of 0.75%. ProShare Advisors manages the investment and the reinvestment of the assets of each of the Funds, in accordance with the investment objectives, policies, and limitations of the Fund, subject to the general supervision and control of the Trustees and the officers of the Funds. ProShare Advisors bears the costs associated with providing these advisory services. ProShare Advisors has contractually agreed to waive investment advisory and management services fees and to reimburse other expenses to the extent total annual operating expenses, as a percentage of average daily net assets, exceed 0.95% through October 23, 2008 for SHORT MSCI EAFE ProShares and ULTRASHORT MSCI EAFE ProShares, through November 1, 2008 for SHORT MSCI Emerging Markets ProShares and ULTRASHORT Emerging Market ProShares and through November 8, 2008 for ULTRASHORT MSCI Japan ProShares and ULTRASHORT FTSE/Xinhua China 25 ProShares. After such dates, the expense waiver and reimbursement may be terminated or revised. For the other Funds covered by the period of this Report, ProShare Advisors has contractually agreed to waive investment advisory and management services fees and to reimburse other expenses to the extent total annual operating expenses, as a percentage of average daily net assets, exceed 0.95% through September 30, 2008. After such date, the expense limitation may be terminated or revised. Amounts waived or reimbursed in a particular fiscal year may be recouped by ProShare Advisors within five years of waiver or reimbursement to the extent that recoupment will not cause a Fund's expenses to exceed any expense limitation in place at that time. ProShare Advisors, from its own resources, including profits from advisory fees received from the Funds, also may make payments to broker-dealers and other financial institutions for their expenses in connection with the distribution of the Funds' Shares. The address of ProShare Advisors is 7501 Wisconsin Avenue, Suite 1000, Bethesda, Maryland 20814.

At a meeting held on December 10, 2007, the Board unanimously approved the continuance of the Advisory Agreement with respect to Funds covered by the period of this Report. The Board considered all factors it considered relevant, none of which was considered dispositive by itself, including (i) the nature, extent, and quality of the services to be provided to each Fund and its shareholders by the Advisor; (ii) the costs of the services provided and the profits to be realized by the Advisor from the relationship with the Funds; (iii) the extent to which economies of scale would be realized as the Funds grow; and (iv) whether fee levels reflect these economies of scale, if any, for the benefit of Fund shareholders. The Board considered each Fund's performance in their review of the Advisory Agreement.

These factors and the conclusions that formed the basis of the Board's determination that the terms of the Advisory Agreement were fair and reasonable, in the best interest of the shareholders and consistent with the Advisor's fiduciary duty under applicable law are discussed in more detail below. In reaching its determination to approve the Advisory Agreement, the Board considered that the Funds were unique in the ETF marketplace. The Board reviewed substantial detailed information that it believed to be reasonably necessary to reach its conclusion, including the terms of the Advisory Agreement itself, the Advisor's Form ADV, the background and experience of the people primarily responsible for providing investment advisory services to the Funds, detailed comparative industry fee data, information regarding brokerage allocation and best execution and developments in the financial services industry. The Board carefully evaluated this information, and was advised by legal counsel with respect to its deliberations. The Trustees who were not "interested persons" of the Funds ("Non-Interested Trustees") were also advised by independent legal counsel.

Nature, Quality and Extent of Services

The Board reviewed the nature, quality and extent of the investment advisory services of the Advisor in light of the high quality services the Trust expects to be provided by the Advisor in its management of the Funds and the success of each Fund in achieving its stated investment objective. The Board focused on the overall high quality of the personnel and operations at the Advisor and the systems and processes required to effectively manage the Funds, which systems and processes may not be present at other investment advisory organizations. The Board noted the nature of, and the special advisory skills needed to manage, each Fund. Specifically, the Board considered the fact that to maintain exposure consistent with each Fund's daily investment objective, the Funds need to be re-balanced each day and that such activity is not typical of traditional ETFs or index funds. The Board also considered the Advisor's development of investment strategies, including those involving the use of complex financial instruments, and processes that maximize the Funds' ability to meet their stated investment objectives. The Board considered the size and experience of the Advisor's portfolio staff and the Advisor's ability to recruit, train and retain personnel with relevant experience. The Board considered the structure of the portfolio staff compensation

ProShares Trust Board Approval of Investment Advisory Agreements

(Unaudited)

program and the Board considered whether it provided appropriate incentives. The Board also considered information regarding how Fund brokerage would be allocated. Finally, the Board reviewed the proposed compliance activities of the Advisor. Based upon its review, the Board concluded that the Advisor had sufficient resources and expertise to provide appropriately high quality services to the Funds consistent with the terms of the Advisory Agreement, and that the expected high quality of services will benefit Fund shareholders, particularly in light of the unique nature of the Funds and the services required to support them. The Board also concluded that the portfolio manager compensation structure was appropriate and did not provide any inappropriate incentives, and that the Advisor's brokerage practices were reasonable.

Cost of Services

The Board considered the fairness and reasonableness of the investment advisory fee payable to the Advisor in light of the investment advisory services to be provided, the expected costs of these services and the comparability of the fees paid to fees paid by other investment companies, including investment companies offering services similar in nature and extent to the Trust. The Board considered the fact that obtaining useful industry fee comparisons for the Funds is complicated by the fact that there are few similar funds in the marketplace. Notwithstanding, the Board found such comparisons useful in that each comparison contained information for certain categories of ETFs and mutual funds that, when taken together, provided a comprehensive presentation for the Trustees' consideration. The Board noted that fees paid by traditional ETFs were not necessarily appropriate benchmarks for comparison, because traditional ETFs do not involve leverage or portfolio management in the usual sense. The Board also considered the significant drivers of cost (leverage, intellectual capital (trading, tax, regulatory) and daily rebalancing) and also examined the costs to investors to achieve the objectives of the Funds on their own accord, noting that it would be more expensive or impossible to do so. The Board also considered the Advisor's performance of non-advisory services, including those performed under a Management Services Agreement. The Board discussed with management the indirect or "fall-out" benefits the Advisor may derive from its relationship to the Funds, noting in particular that while the Advisor may receive research provided by broker-dealers, it will only obtain generic or other research not ascribed significant value and therefore not requiring the commitment of trading. The Board also considered the financial condition of the Advisor, which they found to be sound. The Board, including the Non-Interested Trustees, concluded that the investment advisory fees and other compensation payable by each Fund to the Advisor were reasonable in relation to the services provided, and also concluded that the proposed fees were reasonable in relation to the fees paid by other investment companies referenced by the Advisor, including funds offering services similar in nature and extent to those of the Funds.

The Board discussed with representatives of the Advisor the potential economies of scale as well as the effect of the contractual expense limitations undertaken by the Advisor. The Board discussed the fact that economies of scale are best achieved when a fund grows to be very large and remains that way and that the Funds' expected asset volatility may offset such economies. In addition, the Advisor discussed with the Board that to maintain exposure consistent with each Fund's daily investment objective, the Funds need to be re-balanced each day and that such activity is not typical of traditional ETFs or index funds. As a consequence, regardless of asset growth, the Advisor's workload will depend more on volatility in markets and the challenges of trading larger portfolios, as the Funds grow, to meet the daily investment objectives of the Funds. The Board also considered the extended period associated with the start-up of the Funds and the associated costs borne by the Advisor. Based on these considerations, the Board determined that it was not necessary for the Funds to impose advisory fee breakpoints at this time.

Conclusion

Based upon its evaluation, including their consideration of each of the factors noted above for each Fund, the Board and the Non-Interested Trustees acting separately, unanimously concluded that the Advisory Agreement is fair and reasonable to each Fund and in the best interest of its shareholders.

Proxy Voting Information

You may obtain a description of ProShares Trust's (1) proxy voting policies, (2) proxy voting procedures and (3) information regarding how ProShares Trust voted any proxies related to portfolio securities for the most recent twelve-month period ended June 30, without charge, upon request by contacting the Fund directly at 1-866-PRO-5125 or on the EDGAR Database on the SEC's Website (http://www.sec.gov).

Quarterly Portfolio Holdings Information

ProShares Trust will file its complete schedule of portfolio holdings with the Securities and Exchange Commission ("SEC") for the first and third quarters of each fiscal year on Form N-Q. ProShares Trust Form N-Q will be available on the SEC's Website at http://www.sec.gov. The Trust's Form N-Q may also be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Change in Auditors

Other Information (Unaudited)

On June 5, 2007, the Trust's Board of Trustees, upon the recommendation of the Audit Committee of the Board of Trustees, determined not to retain Ernst & Young LLP ("E&Y") and approved a change of the Trust's independent auditors to PricewaterhouseCoopers LLP ("PwC"). For the period ended May 31, 2007, E&Y served as the Trust's independent auditor. During the period ended May 31, 2007, E&Y's audit report, concerning the Trust, contained no adverse opinion or disclaimer of opinion; nor were its reports qualified or modified as to uncertainty, audit scope, or accounting principles. Further, in connection with its audit for the period ended May 31, 2007 and through June 5, 2007, there were no disagreements between the Trust and E&Y on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure, which if not resolved to the satisfaction of E&Y would have caused it to make reference to the disagreements in its report on the financial statements for such periods.

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ProShares

ProShares Trust
7501 Wisconsin Avenue
Suite 1000
Bethesda, MD 20814

866.PRO.5125

www.proshares.com

"Standard & Poor's®," "S&P®," "S&P 500®," "Standard & Poor's 500," "500," "S&P MidCap 400," and "Standard & Poor's MidCap 400," are trademarks of The McGraw-Hill Companies, Inc. and have been licensed for use by ProShares. "Dow Jones," "Dow 30," and "Dow Jones Industrial AverageTM," are trademarks of Dow Jones & Company, Inc. and have been licensed for use for certain purposes by ProShares. "NASDAQ-100® Index" is a trademark of The NASDAQ Stock Market, Inc. ProShares are not sponsored, endorsed, sold or promoted by these organizations and the organizations make no representations regarding the advisability of investing in ProShares.

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not Applicable.

Item 6. Schedule of Investments

Please see the schedules of investments contained in the reports to shareholders included under Item 1 of this Report except as discussed below. Provided below is a complete schedule of investments for each series of the Registrant that provided a summary schedule of portfolio holdings in a report to shareholders included under Item 1 in lieu of a complete schedule of investments. The schedules of investments for the following series are provided below:

Schedule of Portfolio Investments November 30, 2007 (Unaudited)

Ultra Russell2000

Shares		Value
	Common Stocks (a) — 89.7%
	Consumer Discretionary — 12.5%
1,181	1-800-FLOWERS.COM, Inc., Class A*	$12,365
2,291	99 Cents Only Stores*	18,465
988	A.C. Moore Arts & Crafts, Inc.*	15,679
2,258	Aaron Rents, Inc.	45,408
3,787	Aeropostale, Inc.*	96,758
1,355	AFC Enterprises*	14,783
1,067	Aftermarket Technology Corp.*	29,791
768	Ambassadors Group, Inc.	14,085
436	Ambassadors International, Inc.	5,241
2,186	American Axle & Manufacturing Holdings, Inc.	50,540
2,706	American Greetings Corp., Class A	62,942
1,056	Amerigon, Inc.*	19,304
1,235	Ameristar Casinos, Inc.	38,767
1,379	Arbitron, Inc.	54,953
587	Arctic Cat, Inc.	6,263
3,488	ArvinMeritor, Inc.	35,264
1,252	Asbury Automotive Group, Inc.	20,958
820	Audiovox Corp.*	10,471
280	Avatar Holdings, Inc.*	12,197
2,602	Bally Technologies, Inc.*	108,503
1,910	Beazer Homes USA, Inc.	16,216
1,239	Bebe Stores, Inc.	16,726
4,136	Belo Corp., Class A	68,492
602	Benihana, Inc., Class A*	8,428
1,109	Big 5 Sporting Goods Corp.	18,221
831	BJ's Restaurants, Inc.*	14,783
9,382	Blockbuster, Inc., Class A*	33,494
655	Blue Nile, Inc.*	48,346
1,037	Bluegreen Corp.*	7,446
1,242	Blyth, Inc.	24,430
1,748	Bob Evans Farms, Inc.	53,908
500	Bon-Ton Stores, Inc. (The)	5,840
725	Books-A-Million, Inc.	8,765
2,861	Borders Group, Inc.	35,791
1,278	Bright Horizons Family Solutions, Inc.*	48,296
552	Brookfield Homes Corp.	9,307
2,150	Brown Shoe Co., Inc.	36,485
686	Buckle, Inc. (The)	24,223
749	Buffalo Wild Wings, Inc.*	21,654
766	Build-A-Bear Workshop, Inc.*	12,080

Shares		Value
	Common Stocks (a) (continued)
1,436	Building Materials Holding Corp.	$8,214
1,899	Cabela's, Inc.*	31,409
602	Cache, Inc.*	8,061
1,420	California Pizza Kitchen, Inc.*	22,592
3,238	Callaway Golf Co.	55,240
525	Capella Education Co.*	36,970
616	Carmike Cinemas, Inc.	7,269
486	Carrols Restaurant Group, Inc.*	5,186
2,854	Carter's, Inc.*	64,015
1,765	Casual Male Retail Group, Inc.*	10,943
1,460	Cato Corp. (The), Class A	21,988
1,204	CBRL Group, Inc.	40,286
1,266	CEC Entertainment, Inc.*	36,081
3,750	Champion Enterprises, Inc.*	33,825
1,237	Charlotte Russe Holding, Inc.*	20,361
6,045	Charming Shoppes, Inc.*	33,429
19,964	Charter Communications, Inc., Class A*	26,352
366	Cherokee, Inc.	11,533
1,099	Childrens Place Retail Stores, Inc. (The)*	31,278
1,602	Chipotle Mexican Grill, Inc., Class B*	185,063
1,769	Christopher & Banks Corp.	28,516
462	Churchill Downs, Inc.	24,246
1,368	Cinemark Holdings, Inc.	22,832
8,900	Citadel Broadcasting Corp.	20,470
677	Citi Trends, Inc.*	10,460
2,795	CKE Restaurants, Inc.	40,863
1,849	CKX, Inc.*	22,428
1,359	Coinstar, Inc.*	35,511
3,189	Collective Brands, Inc.*	48,887
676	Columbia Sportswear Co.	32,455
595	Conn's, Inc.*	10,769
3,013	Cooper Tire & Rubber Co.	46,340
448	Core-Mark Holding Co., Inc.*	12,020
4,233	Corinthian Colleges, Inc.*	73,908
1,624	Cox Radio, Inc., Class A*	19,131
254	CPI Corp.	7,051
788	Crown Media Holdings, Inc., Class A*	5,729
2,147	CSK Auto Corp.*	20,933
383	CSS Industries, Inc.	15,159
1,387	Cumulus Media, Inc., Class A*	11,665
625	Deckers Outdoor Corp.*	90,106
4,576	Denny's Corp.*	18,762
2,929	DeVry, Inc.	161,036

See accompanying notes to the financial statements.

Schedule of Portfolio Investments November 30, 2007 (Unaudited)

Ultra Russell2000 (continued)

Shares		Value
	Common Stocks (a) (continued)
728	DG FastChannel, Inc.*	$14,240
545	Dolan Media Co.*	14,442
2,140	Domino's Pizza, Inc.	29,660
764	Dover Downs Gaming & Entertainment, Inc.	8,442
2,298	Dress Barn, Inc.*	32,494
887	Drew Industries, Inc.*	24,233
792	DSW, Inc., Class A*	17,812
1,488	Eddie Bauer Holdings, Inc.*	9,955
1,471	Emmis Communications Corp., Class A*	6,340
1,599	Entercom Communications Corp., Class A	26,048
3,378	Entravision Communications Corp., Class A*	25,267
1,293	Ethan Allen Interiors, Inc.	36,928
3,644	Exide Technologies*	25,617
2,077	Finish Line, Class A	7,789
305	Fisher Communications, Inc.*	12,423
3,129	Fleetwood Enterprises, Inc.*	17,116
2,132	Fossil, Inc.*	92,401
1,957	Fred's, Inc., Class A	20,392
935	FTD Group, Inc.	12,529
2,362	Furniture Brands International, Inc.	23,927
636	G-lII Apparel Group Ltd.*	9,139
845	Gaiam, Inc., Class A*	19,900
249	Gander Mountain Co.*	1,208
1,091	GateHouse Media, Inc.	8,946
2,001	Gaylord Entertainment Co.*	84,162
12,233	Gemstar-TV Guide International, Inc.*	72,175
1,112	Genesco, Inc.*	34,472
767	Global Sources Ltd.*	23,340
2,045	Gray Television, Inc.	17,403
1,499	Great Wolf Resorts, Inc.*	16,219
1,113	Group 1 Automotive, Inc.	29,917
976	GSI Commerce, Inc.*	25,493
1,504	Gymboree Corp.*	50,173
2,576	Harris Interactive, Inc.*	10,793
968	Haverty Furniture Cos., Inc.	8,228
4,885	Hayes Lemmerz International, Inc.*	20,175
314	Heelys, Inc.*	1,912
1,480	Helen of Troy Ltd.*	26,832
458	hhgregg, Inc.*	6,435
1,544	Hibbett Sports, Inc.*	33,072

Shares		Value
	Common Stocks (a) (continued)
1,926	Home Solutions of America, Inc.*	$2,042
541	Hooker Furniture Corp.	9,100
2,162	HOT Topic, Inc.*	13,642
1,829	Hovnanian Enterprises, Inc., Class A*	13,827
2,477	Iconix Brand Group, Inc.*	56,451
852	Ihop Corp.	43,230
1,763	Interactive Data Corp.	55,058
2,555	INVESTools, Inc.*	39,475
751	iRobot Corp.*	12,031
785	Isle of Capri Casinos, Inc.*	13,722
1,903	J. Crew Group, Inc.*	91,439
3,059	Jack in the Box, Inc.*	91,617
1,468	Jackson Hewitt Tax Service, Inc.	47,343
1,375	Jakks Pacific, Inc.*	34,705
2,541	Jamba, Inc.*	8,690
1,219	Jo-Ann Stores, Inc.*	20,065
883	JOS. A. Bank Clothiers, Inc.*	22,861
2,135	Journal Communications, Inc., Class A	19,428
1,263	K-Swiss, Inc., Class A	22,923
1,270	Kellwood Co.	19,037
486	Kenneth Cole Productions, Inc., Class A	9,166
1,285	Kimball International, Inc., Class B	17,142
1,272	Knology, Inc.*	17,096
3,158	Krispy Kreme Doughnuts, Inc.*	8,432
2,510	La-Z-Boy, Inc.	13,705
870	Lakes Entertainment, Inc.*	5,777
611	Landry's Restaurants, Inc.	14,432
1,682	Leapfrog Enterprises, Inc.*	11,269
3,746	Lear Corp.*	110,282
2,250	Lee Enterprises, Inc.	31,500
703	Libbey, Inc.	10,904
1,635	Life Time Fitness, Inc.*	88,813
503	Lifetime Brands, Inc.	6,448
1,332	Lin TV Corp., Class A*	14,945
229	Lincoln Educational Services Corp.*	3,179
775	Lithia Motors, Inc., Class A	12,090
3,583	Live Nation, Inc.*	48,084
2,749	LKQ Corp.*	109,163
1,110	Lodgenet Entertainment Corp.*	21,312
916	Lodgian, Inc.*	10,497
615	Lululemon Athletica, Inc.*	22,552
589	M/I Homes, Inc.	5,908
1,967	Magna Entertainment Corp., Class A*	2,872

See accompanying notes to the financial statements.

Shares		Value
	Common Stocks (a) (continued)
1,123	Maidenform Brands, Inc.*	$14,678
1,034	Marcus Corp.	18,633
579	Marine Products Corp.	4,261
798	MarineMax, Inc.*	13,047
1,298	Martha Stewart Living Omnimedia, Class A*	13,175
2,422	Marvel Entertainment, Inc.*	67,089
1,544	Matthews International Corp., Class A	68,152
715	McCormick & Schmick's Seafood Restaurants, Inc.*	10,482
1,080	Media General, Inc., Class A	26,752
2,649	Mediacom Communications Corp., Class A*	11,947
2,648	Men's Wearhouse, Inc.	91,409
1,281	Meritage Homes Corp.*	17,511
722	Midas, Inc.*	11,826
1,584	Modine Manufacturing Co.	32,219
1,463	Monaco Coach Corp.	13,211
587	Monarch Casino & Resort, Inc.*	15,015
862	Monro Muffler, Inc.	18,162
1,079	Morgans Hotel Group Co.*	19,951
601	Morningstar, Inc.*	48,891
520	Morton's Restaurant Group, Inc.*	5,970
841	Movado Group, Inc.	23,296
1,001	MTR Gaming Group, Inc.*	6,927
1,125	Multimedia Games, Inc.*	8,933
2,052	National CineMedia, Inc.	56,799
218	National Presto Industries, Inc.	11,807
1,541	Nautilus, Inc.	8,861
2,294	NetFlix, Inc.*	52,991
1,063	New York & Co., Inc.*	7,834
2,233	NexCen Brands, Inc.*	10,049
519	Nexstar Broadcasting Group, Inc., Class A*	4,707
574	Noble International Ltd.	9,368
1,084	O'Charleys, Inc.	16,162
1,661	Orbitz Worldwide, Inc.*	13,288
804	Overstock.com, Inc.*	18,629
752	Oxford Industries, Inc.	18,627
3,430	Pacific Sunwear of California*	56,183
478	Palm Harbor Homes, Inc.*	5,392
1,051	Papa John's International, Inc.*	24,751
667	Peet's Coffee & Tea, Inc.*	17,822
1,946	PEP Boys-Manny Moe & Jack	21,270
555	Perry Ellis International, Inc.*	8,947

Shares		Value
	Common Stocks (a) (continued)
1,044	PetMed Express, Inc.*	$13,301
1,260	PF Chang's China Bistro, Inc.*	32,243
4,314	Pier 1 Imports, Inc.*	17,774
2,916	Pinnacle Entertainment, Inc.*	80,044
1,077	Playboy Enterprises, Inc., Class B*	10,135
1,747	Polaris Industries, Inc.	79,593
440	Pre-Paid Legal Services, Inc.*	22,004
1,428	Premier Exhibitions, Inc.*	15,537
1,851	priceline.com, Inc.*	210,644
2,154	Primedia, Inc.	17,663
6,074	Quiksilver, Inc.*	64,384
3,737	Radio One, Inc., Class D*	7,623
1,518	Raser Technologies, Inc.*	18,929
926	RC2 Corp.*	26,928
1,493	RCN Corp.*	21,678
814	Red Robin Gourmet Burgers, Inc.*	32,202
2,164	Regis Corp.	63,600
3,437	Rent-A-Center, Inc.*	48,668
1,351	Retail Ventures, Inc.*	9,376
497	Riviera Holdings Corp.*	13,568
2,653	Ruby Tuesday, Inc.	34,781
812	Russ Berrie & Co., Inc.*	13,479
929	Ruth's Chris Steak House*	11,241
449	Salem Communications Corp., Class A	3,592
4,572	Sally Beauty Holdings, Inc.*	41,651
536	Sauer-Danfoss, Inc.	13,025
1,501	Scholastic Corp.*	52,895
2,185	Sealy Corp.	28,492
2,288	Select Comfort Corp.*	24,344
428	Shoe Carnival, Inc.*	4,982
1,721	Shuffle Master, Inc.*	23,010
713	Shutterfly, Inc.*	20,313
2,403	Sinclair Broadcast Group, Inc., Class A	24,871
3,446	Six Flags, Inc.*	8,064
996	Skechers U.S.A., Inc., Class A*	22,559
333	Skyline Corp.	11,289
1,449	Smith & Wesson Holding Corp.*	14,432
1,514	Sonic Automotive, Inc., Class A	34,989
2,969	Sonic Corp.*	72,444
3,228	Sotheby's	120,889
1,680	Source Interlink Cos., Inc.*	3,377
1,969	Spanish Broadcasting System, Inc., Class A*	3,780
1,573	Spartan Motors, Inc.	15,699

See accompanying notes to the financial statements.

Schedule of Portfolio Investments November 30, 2007 (Unaudited)

Ultra Russell2000 (continued)

Shares		Value
	Common Stocks (a) (continued)
680	Speedway Motorsports, Inc.	$22,950
2,121	Stage Stores, Inc.	35,887
805	Stamps.com, Inc.*	10,224
769	Standard Motor Products, Inc.	5,698
3,163	Standard-Pacific Corp.	10,944
1,390	Steak N Shake Co. (The)*	16,082
1,326	Stein Mart, Inc.	7,187
787	Steiner Leisure Ltd.*	33,605
392	Steinway Musical Instruments	11,074
1,001	Steven Madden Ltd.*	22,753
4,641	Stewart Enterprises, Inc., Class A	38,056
693	Stoneridge, Inc.*	5,766
710	Strayer Education, Inc.	128,411
1,106	Sturm Ruger & Co., Inc.*	10,231
3,187	Sun-Times Media Group, Inc.*	3,187
1,115	Superior Industries International, Inc.	20,650
335	Syms Corp.	5,427
2,802	Syntax-Brillian Corp.*	8,154
519	Systemax, Inc.	10,250
1,132	Talbots, Inc.	17,557
678	Tarragon Corp.*	1,153
3,671	Tempur-Pedic International, Inc.	108,992
2,261	Tenneco, Inc.*	66,903
2,573	Texas Roadhouse, Inc., Class A*	32,394
2,307	Timberland Co., Class A*	37,558
4,762	Tivo, Inc.*	35,667
794	Town Sports International Holdings, Inc.*	8,019
3,076	Triarc Cos., Inc., Class B	25,869
681	True Religion Apparel, Inc.*	11,863
1,519	Trump Entertainment Resorts, Inc.*	7,853
1,466	Tuesday Morning Corp.	10,907
3,003	Tupperware Brands Corp.	104,745
1,207	Tween Brands, Inc.*	30,392
1,210	Under Armour, Inc., Class A*	60,113
699	Unifirst Corp.	26,122
704	Universal Electronics, Inc.*	26,013
1,149	Universal Technical Institute, Inc.*	20,257
1,535	Vail Resorts, Inc.*	85,208
2,339	Valassis Communications, Inc.*	28,840
66	Value Line, Inc.	2,730
1,499	ValueVision Media, Inc., Class A*	9,863
6,333	Visteon Corp.*	27,865

Shares		Value
	Common Stocks (a) (continued)
715	Volcom, Inc.*	$19,284
2,262	Warnaco Group, Inc. (The)*	83,468
1,508	WCI Communities, Inc.*	5,067
721	West Marine, Inc.*	6,366
3,467	Westwood One, Inc.	6,622
4,120	Wet Seal, Inc. (The), Class A*	8,776
362	Weyco Group, Inc.	9,912
1,444	Winnebago Industries	31,075
1,986	WMS Industries, Inc.*	66,332
2,661	Wolverine World Wide, Inc.	65,913
1,102	World Wrestling Entertainment, Inc., Class A	17,368
2,393	Zale Corp.*	42,811
843	Zumiez, Inc.*	23,435
		8,760,307
	Consumer Staples — 2.7%
176	Alico, Inc.	7,813
4,674	Alliance One International, Inc.*	19,304
334	American Dairy, Inc.*	5,595
2,612	American Oriental Bioengineering, Inc.*	30,560
760	Andersons, Inc. (The)	32,239
55	Arden Group, Inc.	7,921
441	Boston Beer Co., Inc., Class A*	14,637
616	Cal-Maine Foods, Inc.	15,172
2,468	Casey's General Stores, Inc.	71,572
1,727	Central European Distribution Corp.*	86,350
3,412	Central Garden and Pet Co., Class A*	17,913
829	Chattem, Inc.*	58,784
2,074	Chiquita Brands International, Inc.*	39,800
291	Coca-Cola Bottling Co. Consolidated	16,511
3,951	Darling International, Inc.*	40,498
1,191	Elizabeth Arden, Inc.*	28,620
329	Farmer Bros. Co.	7,564
3,750	Flowers Foods, Inc.	87,112
1,498	Fresh Del Monte Produce, Inc.*	46,318
959	Great Atlantic & Pacific Tea Co.*	28,818
841	Green Mountain Coffee Roasters, Inc.*	27,433
1,939	Hain Celestial Group, Inc.*	64,142
574	Imperial Sugar Co.	13,099
606	Ingles Markets, Inc., Class A	14,417
420	Inter Parfums, Inc.	7,673
684	J&J Snack Foods Corp.	22,148

See accompanying notes to the financial statements.

Shares		Value
	Common Stocks (a) (continued)
1,263	Jones Soda Co.*	$8,336
1,097	Lancaster Colony Corp.	42,256
1,514	Lance, Inc.	31,400
1,610	Longs Drug Stores Corp.	85,201
764	Mannatech, Inc.	4,821
217	Maui Land & Pineapple Co., Inc.*	6,109
483	MGP Ingredients, Inc.	3,970
655	Nash Finch Co.	23,377
500	National Beverage Corp.	3,700
2,457	Nu Skin Enterprises, Inc., Class A	43,464
1,118	Pantry, Inc. (The)*	32,187
1,568	Pathmark Stores, Inc.*	20,227
1,726	Performance Food Group Co.*	47,793
1,974	Pilgrim's Pride Corp.	51,482
1,656	Prestige Brands Holdings, Inc.*	13,894
654	Pricesmart, Inc.	19,509
1,254	Ralcorp Holdings, Inc.*	76,983
1,065	Reddy Ice Holdings, Inc.	27,786
9,608	Revlon, Inc., Class A*	10,761
2,008	Ruddick Corp.	71,866
826	Sanderson Farms, Inc.	25,656
17	Seaboard Corp.	25,653
1,059	Spartan Stores, Inc.	23,827
1,912	Spectrum Brands, Inc.*	9,885
211	Synutra International, Inc.*	7,887
171	Tiens Biotech Group USA, Inc.*	491
1,744	Tootsie Roll Industries, Inc.	42,972
1,524	TreeHouse Foods, Inc.*	35,921
2,091	United Natural Foods, Inc.*	61,245
1,320	Universal Corp.	70,858
412	USANA Health Sciences, Inc.*	17,172
1,518	Vector Group Ltd.	33,426
150	Village Super Market, Class A	8,038
859	WD-40 Co.	34,077
606	Weis Markets, Inc.	24,798
1,672	Winn-Dixie Stores, Inc.*	31,618
		1,890,659
	Energy — 5.7%
1,227	Allis-Chalmers Energy, Inc.*	18,589
633	Alon USA Energy, Inc.	17,610
3,202	Alpha Natural Resources, Inc.*	89,976
446	APCO Argentina, Inc.	11,957
1,488	Arena Resources, Inc.*	55,934

Shares		Value
	Common Stocks (a) (continued)
648	Arlington Tankers Ltd.	$13,906
1,116	Atlas America, Inc.	63,367
1,043	ATP Oil & Gas Corp.*	46,497
1,339	Atwood Oceanics, Inc.*	116,828
1,470	Aventine Renewable Energy Holdings, Inc.*	14,480
1,996	Basic Energy Services, Inc.*	38,922
1,930	Berry Petroleum Co., Class A	79,825
1,508	Bill Barrett Corp.*	58,209
889	Bois d'Arc Energy, Inc.*	17,424
2,525	BPZ Resources, Inc.*	28,785
2,229	Brigham Exploration Co.*	15,402
989	Bristow Group, Inc.*	54,395
1,271	Bronco Drilling Co., Inc.*	18,252
1,092	Cal Dive International, Inc.*	13,552
1,014	Callon Petroleum Co.*	15,159
991	CARBO Ceramics, Inc.	39,343
1,191	Carrizo Oil & Gas, Inc.*	57,704
270	Clayton Williams Energy, Inc.*	7,765
488	Clean Energy Fuels Corp.*	7,281
2,088	Complete Production Services, Inc.*	36,999
2,169	Comstock Resources, Inc.*	72,662
1,126	Concho Resources, Inc.*	21,236
641	Contango Oil & Gas Co.*	30,255
1,801	Crosstex Energy, Inc.	64,656
372	Dawson Geophysical Co.*	24,931
575	Delek U.S. Holdings, Inc.	10,603
3,209	Delta Petroleum Corp.*	49,322
1,038	Double Hull Tankers, Inc.	13,764
1,302	Dril-Quip, Inc.*	73,459
1,390	Edge Petroleum Corp.*	8,201
2,595	Encore Acquisition Co.*	84,467
1,380	Energy Partners Ltd.*	17,084
817	ENGlobal Corp.*	8,832
4,087	Evergreen Energy, Inc.*	14,999
3,012	EXCO Resources, Inc.*	42,108
2,947	Exterran Holdings, Inc.*	235,878
1,846	FX Energy, Inc.*	13,734
1,398	General Maritime Corp.	37,327
1,576	GeoGlobal Resources, Inc.*	4,917
334	Geokinetics, Inc.*	7,275
883	GeoMet, Inc.*	4,291
563	GMX Resources, Inc.*	18,010

See accompanying notes to the financial statements.

Schedule of Portfolio Investments November 30, 2007 (Unaudited)

Ultra Russell2000 (continued)

Shares		Value
	Common Stocks (a) (continued)
1,704	Golar LNG Ltd.	$36,278
758	Goodrich Petroleum Corp.*	18,518
9,032	Grey Wolf, Inc.*	45,883
524	Gulf Island Fabrication, Inc.	16,668
1,117	Gulfmark Offshore, Inc.*	49,640
965	Gulfport Energy Corp.*	20,091
1,704	Harvest Natural Resources, Inc.*	22,203
4,057	Hercules Offshore, Inc.*	101,466
1,597	Horizon Offshore, Inc.*	27,053
1,123	Hornbeck Offshore Services, Inc.*	46,234
6,207	International Coal Group, Inc.*	31,097
3,474	ION Geophysical Corp.*	53,604
489	Kayne Anderson Energy Development Co.	11,316
835	Knightsbridge Tankers Ltd.	21,050
735	Lufkin Industries, Inc.	38,227
4,257	Mariner Energy, Inc.*	92,292
313	Markwest Hydrocarbon, Inc.	19,187
1,299	Matrix Service Co.*	33,891
2,086	McMoRan Exploration Co.*	24,531
4,365	Meridian Resource Corp.*	7,595
901	NATCO Group, Inc.*	42,834
4,392	Newpark Resources*	23,629
1,464	Nordic American Tanker Shipping	50,084
1,532	Nova Biosource Fuels, Inc.*	2,436
2,406	Oil States International, Inc.*	76,294
6,112	Oilsands Quest, Inc.*	27,504
194	OYO Geospace Corp.*	20,312
1,738	Pacific Ethanol, Inc.*	10,619
1,842	Parallel Petroleum Corp.*	35,274
5,453	Parker Drilling Co.*	38,989
1,836	Penn Virginia Corp.	76,414
8,285	PetroHawk Energy Corp.*	135,046
727	Petroleum Development Corp.*	36,837
2,029	Petroquest Energy, Inc.*	26,965
665	PHI, Inc. (Non-Voting)*	21,207
2,425	Pioneer Drilling Co.*	28,882
7,951	Rentech, Inc.*	16,538
469	Rex Energy Corp.*	4,638
2,480	Rosetta Resources, Inc.*	45,384
1,574	RPC, Inc.	17,471
1,539	Ship Finance International Ltd.	39,198
1,369	Stone Energy Corp.*	61,879

Shares		Value
	Common Stocks (a) (continued)
2,167	Sulphco, Inc.*	$11,485
497	Superior Offshore International, Inc.*	3,067
766	Superior Well Services, Inc.*	14,853
1,461	Swift Energy Co.*	59,185
299	T-3 Energy Services, Inc.*	15,073
738	Toreador Resources Corp.*	4,812
581	Trico Marine Services, Inc.*	20,550
1,647	TXCO Resources, Inc.*	19,846
673	Union Drilling, Inc.*	8,547
2,549	Uranium Resources, Inc.*	30,231
661	U.S. BioEnergy Corp.*	5,995
5,249	USEC, Inc.*	43,094
2,888	Vaalco Energy, Inc.*	12,592
696	Venoco, Inc.*	12,709
1,947	VeraSun Energy Corp.*	22,994
1,988	Verenium Corp.*	7,256
1,486	W-H Energy Services, Inc.*	75,043
2,843	Warren Resources, Inc.*	36,277
2,054	Whiting Petroleum Corp.*	108,287
1,809	Willbros Group, Inc.*	67,783
1,394	World Fuel Services Corp.	44,106
		3,975,215
	Financials — 17.7%
674	1st Source Corp.	13,574
513	Abington Bancorp, Inc.	4,545
373	ACA Capital Holdings, Inc.*	306
1,570	Acadia Realty Trust (REIT)	41,432
3,260	Advance America Cash Advance Centers, Inc.	29,731
1,811	Advanta Corp., Class B	18,128
379	Agree Realty Corp. (REIT)	11,389
831	Alabama National Bancorporation	64,228
2,023	Aldabra 2 Acquisition Corp.*	19,279
2,979	Alesco Financial, Inc. (REIT)	11,082
98	Alexander's, Inc. (REIT)*	38,186
1,557	Alexandria Real Estate Equities, Inc. (REIT)	152,944
1,601	Alfa Corp.	34,598
2,023	Alternative Asset Management Acquisition Corp.*	18,531
1,128	Amcore Financial, Inc.	26,508
1,323	American Campus Communities, Inc. (REIT)	34,213

See accompanying notes to the financial statements.

Shares		Value
	Common Stocks (a) (continued)
2,777	American Equity Investment Life Holding Co.	$25,021
6,364	American Financial Realty Trust (REIT)	51,357
442	American Physicians Capital, Inc.	18,546
840	AmericanWest Bancorp	15,246
661	Ameris Bancorp	11,125
918	Amerisafe, Inc.*	14,009
998	Ampal American Israel, Class A*	6,497
1,251	Amtrust Financial Services, Inc.	15,888
956	Anchor Bancorp Wisconsin, Inc.	24,302
3,133	Anthracite Capital, Inc. (REIT)	23,936
2,229	Anworth Mortgage Asset Corp. (REIT)	15,648
5,828	Apollo Investment Corp.	103,214
661	Arbor Realty Trust, Inc. (REIT)	11,303
3,395	Ares Capital Corp.	51,129
1,434	Argo Group International Holdings Ltd.*	56,657
5,175	Ashford Hospitality Trust, Inc. (REIT)	40,054
4,306	Aspen Insurance Holdings Ltd.	124,013
729	Asset Acceptance Capital Corp.	8,238
718	Associated Estates Realty Corp. (REIT)	8,953
3,312	Assured Guaranty Ltd.	74,752
549	Asta Funding, Inc.	19,852
397	Baldwin & Lyons, Inc., Class B	10,695
390	Bancfirst Corp.	18,236
1,329	Banco Latinoamericano de Exportaciones S.A., Class E	23,736
525	Bancorp, Inc.*	8,484
2,703	Bank Mutual Corp.	27,354
597	Bank of the Ozarks, Inc.	17,367
2,040	BankAtlantic Bancorp, Inc., Class A	7,854
1,132	BankFinancial Corp.	17,897
1,560	BankUnited Financial Corp., Class A	12,449
756	Banner Corp.	22,650
1,780	Beneficial Mutual Bancorp, Inc.*	17,355
522	Berkshire Hills Bancorp, Inc.	12,669
3,198	BioMed Realty Trust, Inc. (REIT)	72,211
487	BlackRock Kelso Capital Corp.	6,954
1,810	Boston Private Financial Holdings, Inc.	49,847
3,080	Brookline Bancorp, Inc.	31,570
343	BRT Realty Trust (REIT)	5,179
1,042	Calamos Asset Management, Inc., Class A	30,854
620	Capital City Bank Group, Inc.	17,999
467	Capital Corp. of the West	8,775

Shares		Value
	Common Stocks (a) (continued)
149	Capital Southwest Corp.	$17,916
667	Capital Trust, Inc., Class A (REIT)	20,517
696	Capitol Bancorp Ltd.	13,948
2,125	CapLease, Inc. (REIT)	18,700
1,097	Cascade Bancorp	19,022
1,451	Cash America International, Inc.	52,207
387	Castlepoint Holdings Ltd.	4,551
2,500	Cathay General Bancorp	72,450
1,424	CBRE Realty Finance, Inc. (REIT)	10,110
2,159	Cedar Shopping Centers, Inc. (REIT)	25,260
2,697	Centennial Bank Holdings, Inc.*	13,620
491	Center Financial Corp.	6,039
2,488	Centerline Holding Co.	30,080
1,502	Central Pacific Financial Corp.	30,355
1,212	Chemical Financial Corp.	30,421
2,253	Chittenden Corp.	78,923
3,699	Citizens Republic Bancorp, Inc.	52,600
1,689	Citizens, Inc./Texas*	11,080
667	City Bank	13,874
838	City Holding Co.	30,151
586	Clayton Holdings, Inc.*	2,303
583	Clifton Savings Bancorp, Inc.	6,180
808	CNA Surety Corp.*	16,669
904	CoBiz Financial, Inc.	14,771
854	Cohen & Steers, Inc.	24,228
874	Columbia Banking System, Inc.	26,928
2,388	Commerce Group, Inc.	85,849
509	Community Bancorp*	9,177
1,470	Community Bank System, Inc.	29,650
1,211	Community Banks, Inc.	35,652
743	Community Trust Bancorp, Inc.	20,990
1,034	Compass Diversified Holdings	15,396
994	CompuCredit Corp.*	12,882
279	Consolidated-Tomoka Land Co.	17,605
1,906	Corporate Office Properties Trust SBI MD (REIT)	68,845
1,901	Corus Bankshares, Inc.	18,040
1,980	Cousins Properties, Inc. (REIT)	47,065
772	Cowen Group, Inc.*	8,284
1,240	Crawford & Co., Class B*	4,960
250	Credit Acceptance Corp.*	4,768
1,221	Crystal River Capital, Inc. (REIT)	17,253
3,240	CVB Financial Corp.	36,029

See accompanying notes to the financial statements.

Schedule of Portfolio Investments November 30, 2007 (Unaudited)

Ultra Russell2000 (continued)

Shares		Value
	Common Stocks (a) (continued)
375	Darwin Professional Underwriters, Inc.*	$8,625
8,228	DCT Industrial Trust, Inc. (REIT)	83,021
2,527	Deerfield Triarc Capital Corp. (REIT)	18,978
2,122	Delphi Financial Group, Inc.	81,570
808	Delta Financial Corp.	1,487
4,618	DiamondRock Hospitality Co. (REIT)	79,984
2,754	Digital Realty Trust, Inc. (REIT)	105,093
1,203	Dime Community Bancshares	16,325
784	Dollar Financial Corp.*	23,426
649	Donegal Group, Inc., Class A	10,962
1,031	Downey Financial Corp.	42,900
1,160	EastGroup Properties, Inc. (REIT)	53,511
1,367	Education Realty Trust, Inc. (REIT)	16,390
652	eHealth, Inc.*	20,205
292	EMC Insurance Group, Inc.	7,110
2,424	Employers Holdings, Inc.	43,123
785	Encore Capital Group, Inc.*	8,062
1,091	Energy Infrastructure Acquisition Corp.*	10,986
342	Enstar Group Ltd.*	37,107
503	Enterprise Financial Services Corp.	11,534
1,372	Entertainment Properties Trust (REIT)	73,114
425	Epoch Holding Corp.	5,946
984	Equity Lifestyle Properties, Inc. (REIT)	45,648
1,778	Equity One, Inc. (REIT)	42,085
450	Evercore Partners, Inc., Class A	9,437
3,145	Extra Space Storage, Inc. (REIT)	44,848
1,810	Ezcorp, Inc., Class A*	22,734
703	FBL Financial Group, Inc., Class A	26,060
1,518	FBR Capital Markets Corp.*	15,286
430	FCStone Group, Inc.*	18,150
504	Federal Agricultural Mortgage Corp., Class C	13,714
3,048	FelCor Lodging Trust, Inc. (REIT)	53,370
1,314	Financial Federal Corp.	29,026
835	First Acceptance Corp.*	3,373
588	First Bancorp/North Carolina	11,237
4,519	First Bancorp/Puerto Rico	29,554
1,268	First Busey Corp.	26,489
1,216	First Cash Financial Services, Inc.*	20,672
1,717	First Charter Corp.	51,716
3,615	First Commonwealth Financial Corp.	42,079
1,264	First Community Bancorp, Inc.	56,867

Shares		Value
	Common Stocks (a) (continued)
491	First Community Bancshares, Inc.	$15,766
1,622	First Financial Bancorp	18,621
1,014	First Financial Bankshares, Inc.	39,546
645	First Financial Corp.	18,305
583	First Financial Holdings, Inc.	15,980
604	First Indiana Corp.	19,237
2,217	First Industrial Realty Trust, Inc. (REIT)	80,965
895	First Merchants Corp.	19,413
604	First Mercury Financial Corp.*	12,817
2,429	First Midwest Bancorp, Inc.	79,428
4,952	First Niagara Financial Group, Inc.	61,553
852	First Place Financial Corp.	12,303
1,183	First Potomac Realty Trust (REIT)	22,311
408	First Regional Bancorp*	8,992
416	First South Bancorp, Inc.	10,030
999	First State Bancorporation	14,605
666	FirstFed Financial Corp.*	23,323
3,931	FirstMerit Corp.	81,018
2,173	Flagstar Bancorp, Inc.	13,690
671	Flagstone Reinsurance Holdings Ltd.	9,495
1,032	Flushing Financial Corp.	16,574
2,949	FNB Corp./Pennsylvania	45,739
446	Fpic Insurance Group, Inc.*	19,058
1,238	Franklin Bank Corp.*	5,262
2,907	Franklin Street Properties Corp. (REIT)	48,111
3,310	Fremont General Corp.	8,308
6,857	Friedman Billings Ramsey Group, Inc., Class A (REIT)	20,502
1,913	Frontier Financial Corp.	36,653
270	GAMCO Investors, Inc.	14,391
847	Getty Realty Corp. (REIT)	22,971
783	GFI Group, Inc.*	76,249
2,574	Glacier Bancorp, Inc.	51,248
696	Gladstone Capital Corp.	13,635
1,813	Glimcher Realty Trust (REIT)	35,190
1,535	GMH Communities Trust (REIT)	8,964
1,216	Gramercy Capital Corp. (REIT)	28,916
508	Great Southern Bancorp, Inc.	11,293
558	Green Bankshares, Inc.	16,667
874	Greenhill & Co., Inc.	63,181
524	Greenlight Capital Re Ltd., Class A*	11,387
772	Grubb & Ellis Co.*	3,984
224	Hallmark Financial Services*	3,351

See accompanying notes to the financial statements.

Shares		Value
	Common Stocks (a) (continued)
1,307	Hancock Holding Co.	$51,247
1,985	Hanmi Financial Corp.	19,036
722	Harleysville Group, Inc.	25,270
1,501	Harleysville National Corp.	23,040
2,476	Healthcare Realty Trust, Inc. (REIT)	62,965
621	Heartland Financial USA, Inc.	12,414
1,582	Hercules Technology Growth Capital, Inc.	18,683
653	Heritage Commerce Corp.	11,623
1,992	Hersha Hospitality Trust (REIT)	20,279
803	HFF, Inc., Class A*	5,484
2,779	Highwoods Properties, Inc. (REIT)	88,178
1,796	Hilb Rogal & Hobbs Co.	76,779
2,317	Hilltop Holdings, Inc.*	25,116
562	Home Bancshares, Inc.	11,257
1,624	Home Properties, Inc. (REIT)	73,389
2,110	Horace Mann Educators Corp.	41,272
599	Horizon Financial Corp.	10,309
567	IBERIABANK Corp.	27,443
3,717	IMPAC Mortgage Holdings, Inc. (REIT)	2,267
269	Imperial Capital Bancorp, Inc.	6,133
309	Independence Holding Co.	4,190
694	Independent Bank Corp./Massachusetts	20,084
1,103	Independent Bank Corp./Michigan	10,545
799	Infinity Property & Casualty Corp.	31,233
1,580	Information Services Group, Inc.*	10,633
2,838	Inland Real Estate Corp. (REIT)	41,492
1,015	Integra Bank Corp.	16,311
1,954	Interactive Brokers Group, Inc.*	57,448
2,503	International Bancshares Corp.	55,166
1,900	International Securities Exchange Holdings, Inc.	127,661
2,494	Investors Bancorp, Inc.*	36,587
2,356	Investors Real Estate Trust (REIT)	23,701
2,954	IPC Holdings Ltd.	87,320
919	Irwin Financial Corp.	7,471
285	James River Group, Inc.	9,747
1,264	JER Investors Trust, Inc. (REIT)	12,362
240	K-Fed Bancorp	2,918
227	Kansas City Life Insurance Co.	10,233
1,430	KBW, Inc.*	37,752
1,046	Kearny Financial Corp.	13,242
1,019	Kite Realty Group Trust (REIT)	15,947

Shares		Value
	Common Stocks (a) (continued)
1,348	KNBT Bancorp, Inc.	$21,379
4,744	Knight Capital Group, Inc., Class A*	63,332
698	Kohlberg Capital Corp.	7,322
2,598	LaBranche & Co., Inc.*	13,795
4,785	Ladenburg Thalmann Financial Services, Inc.*	9,235
980	Lakeland Bancorp, Inc.	11,280
595	Lakeland Financial Corp.	11,269
761	LandAmerica Financial Group, Inc.	20,030
1,959	LaSalle Hotel Properties (REIT)	72,875
3,233	Lexington Realty Trust (REIT)	57,192
1,156	LTC Properties, Inc. (REIT)	27,212
2,116	Luminent Mortgage Capital, Inc. (REIT)	2,179
756	Macatawa Bank Corp.	7,545
1,830	Maguire Properties, Inc. (REIT)	46,262
915	MainSource Financial Group, Inc.	13,780
1,849	Marathon Acquisition Corp.*	14,626
1,517	MarketAxess Holdings, Inc.*	21,784
2,946	Max Capital Group Ltd.	83,401
1,782	MB Financial, Inc.	56,489
3,053	MCG Capital Corp.	34,499
1,566	Meadowbrook Insurance Group, Inc.*	14,392
2,422	Medical Properties Trust, Inc. (REIT)	27,175
2,234	Meruelo Maddux Properties, Inc.*	9,383
5,955	MFA Mortgage Investments, Inc. (REIT)	52,285
1,243	Mid-America Apartment Communities, Inc. (REIT)	60,024
482	Midland Co. (The)	30,829
1,078	Midwest Banc Holdings, Inc.	13,583
959	Mission West Properties (REIT)	9,820
5,025	Montpelier Re Holdings Ltd.	87,033
1,185	MVC Capital, Inc.	19,043
1,093	Nara Bancorp, Inc.	14,581
184	NASB Financial, Inc.	5,511
1,840	National Financial Partners Corp.	83,536
1,137	National Health Investors, Inc. (REIT)	32,314
259	National Interstate Corp.	8,529
2,397	National Penn Bancshares, Inc.	37,657
3,494	National Retail Properties, Inc. (REIT)	85,568
110	National Western Life Insurance Co., Class A	22,107
4,360	Nationwide Health Properties, Inc. (REIT)	136,381
641	Navigators Group, Inc.*	37,627

See accompanying notes to the financial statements.

Schedule of Portfolio Investments November 30, 2007 (Unaudited)

Ultra Russell2000 (continued)

Shares		Value
	Common Stocks (a) (continued)
1,575	NBT Bancorp, Inc.	$39,265
855	Nelnet, Inc., Class A	11,790
5,543	NewAlliance Bancshares, Inc.	71,505
2,029	Newcastle Investment Corp. (REIT)	26,397
675	NewStar Financial, Inc.*	6,197
852	NGP Capital Resources Co.	12,499
2,997	NorthStar Realty Finance Corp. (REIT)	27,482
896	Northwest Bancorp, Inc.	24,855
463	Novastar Financial, Inc. (REIT)	912
1,200	NTR Acquisition Co.*	11,508
285	NYMAGIC, Inc.	6,350
1,735	Ocwen Financial Corp.*	9,716
1,384	Odyssey Re Holdings Corp.	53,339
3,245	Old National Bancorp	51,855
593	Old Second Bancorp, Inc.	15,709
618	Omega Financial Corp.	19,127
3,285	Omega Healthcare Investors, Inc. (REIT)	53,118
2,134	optionsXpress Holdings, Inc.	64,895
1,012	Oriental Financial Group	13,642
594	Oritani Financial Corp.*	7,663
2,297	Pacific Capital Bancorp	47,203
592	Park National Corp.	44,737
776	Parkway Properties, Inc. (REIT)	30,706
2,130	Partners Trust Financial Group, Inc.	27,157
1,009	Patriot Capital Funding, Inc.	10,816
977	PennantPark Investment Corp.	11,226
1,570	Pennsylvania Real Estate Investment Trust (REIT)	54,212
710	Penson Worldwide, Inc.*	10,884
514	Peoples Bancorp, Inc.	12,434
1,105	PFF Bancorp, Inc.	10,387
5,574	Phoenix Cos., Inc. (The)	66,999
745	Pico Holdings, Inc.*	28,675
759	Pinnacle Financial Partners, Inc.*	22,110
855	Piper Jaffray Cos.*	39,604
2,924	Platinum Underwriters Holdings Ltd.	106,200
1,594	PMA Capital Corp., Class A*	13,932
738	Portfolio Recovery Associates, Inc.	29,727
2,132	Post Properties, Inc. (REIT)	77,413
1,906	Potlatch Corp. (REIT)	87,504
451	Preferred Bank	12,055
1,055	Presidential Life Corp.	18,188

Shares		Value
	Common Stocks (a) (continued)
2,200	Primus Guaranty Ltd.*	$14,058
922	PrivateBancorp, Inc.	28,222
1,629	ProAssurance Corp.*	89,334
1,149	Prospect Capital Corp.	16,109
1,735	Prosperity Bancshares, Inc.	55,763
1,575	Provident Bankshares Corp.	36,934
3,020	Provident Financial Services, Inc.	44,877
2,071	Provident New York Bancorp	25,266
777	PS Business Parks, Inc. (REIT)	41,919
387	QC Holdings, Inc.	5,375
814	Quadra Realty Trust, Inc. (REIT)	5,885
3,093	RAIT Financial Trust (REIT)	26,754
889	RAM Holdings Ltd.*	5,156
908	Ramco-Gershenson Properties Trust (REIT)	22,972
4,935	Realty Income Corp. (REIT)	140,647
1,032	Redwood Trust, Inc. (REIT)	31,507
1,035	Renasant Corp.	20,193
463	Republic Bancorp, Inc., Class A	7,524
645	Resource America, Inc., Class A	10,462
1,076	Resource Capital Corp. (REIT)	10,276
1,029	RLI Corp.	61,359
434	Rockville Financial, Inc.	5,933
496	Roma Financial Corp.	7,961
265	Royal Bancshares of Pennsylvania	3,169
1,212	S & T Bancorp, Inc.	38,820
793	Safety Insurance Group, Inc.	28,952
908	Sanders Morris Harris Group, Inc.	8,835
769	Sandy Spring Bancorp, Inc.	22,578
214	Santander BanCorp.	2,093
524	Saul Centers, Inc. (REIT)	29,915
449	SCBT Financial Corp.	13,919
3,322	Scottish Re Group Ltd.*	3,820
1,016	SeaBright Insurance Holdings, Inc.*	15,758
725	Seacoast Banking Corp. of Florida	9,099
799	Security Bank Corp.	9,005
1,164	Security Capital Assurance Ltd.	8,241
2,680	Selective Insurance Group	63,221
4,086	Senior Housing Properties Trust (REIT)	90,260
370	Sierra Bancorp	9,235
1,450	Signature Bank*	53,722
690	Simmons First National Corp., Class A	18,002
3,623	South Financial Group, Inc. (The)	64,924

See accompanying notes to the financial statements.

Shares		Value
	Common Stocks (a) (continued)
560	Southside Bancshares, Inc.	$10,724
698	Southwest Bancorp, Inc.	12,529
1,058	Sovran Self Storage, Inc. (REIT)	46,245
922	Star Maritime Acquisition Corp.*	13,664
705	State Auto Financial Corp.	19,655
912	Sterling Bancorp	12,184
3,635	Sterling Bancshares, Inc.	44,856
1,290	Sterling Financial Corp./Pennsylvania	22,124
2,505	Sterling Financial Corp./Washington	44,915
840	Stewart Information Services Corp.	22,739
730	Stifel Financial Corp.*	33,981
3,632	Strategic Hotels & Resorts, Inc. (REIT)	66,502
242	Stratus Properties, Inc.*	7,599
491	Suffolk Bancorp	15,152
768	Sun Bancorp, Inc.*	12,941
782	Sun Communities, Inc. (REIT)	19,143
3,051	Sunstone Hotel Investors, Inc. (REIT)	70,783
1,968	Superior Bancorp*	11,788
4,158	Susquehanna Bancshares, Inc.	82,703
1,675	SVB Financial Group*	86,229
1,090	SWS Group, Inc.	14,780
601	SY Bancorp, Inc.	14,220
1,528	Tanger Factory Outlet Centers (REIT)	64,344
283	Taylor Capital Group, Inc.	6,266
1,043	Technology Investment Capital Corp.	10,899
540	Tejon Ranch Co.*	20,871
1,144	Texas Capital Bancshares, Inc.*	24,116
1,160	Thomas Properties Group, Inc.	12,087
1,054	Thomas Weisel Partners Group, Inc.*	14,482
882	TierOne Corp.	20,639
321	Tompkins Financial Corp.	13,659
974	Tower Group, Inc.	31,577
1,415	TradeStation Group, Inc.*	16,881
559	Triad Guaranty, Inc.*	4,813
685	Trico Bancshares	14,529
3,670	Trustco Bank Corp. NY	39,012
2,391	Trustmark Corp.	60,875
2,263	U-Store-It Trust (REIT)	22,743
577	U.S. Global Investors, Inc., Class A	9,503
4,881	UCBH Holdings, Inc.	78,486
1,513	UMB Financial Corp.	56,919
2,993	Umpqua Holdings Corp.	48,307
652	Union Bankshares Corp.	13,503

Shares		Value
	Common Stocks (a) (continued)
1,205	United America Indemnity Ltd., Class A*	$23,859
1,872	United Bankshares, Inc.	58,182
2,030	United Community Banks, Inc.	38,489
1,310	United Community Financial Corp.	7,428
1,070	United Fire & Casualty Co.	32,977
400	United Security Bancshares	6,220
576	Universal Health Realty Income Trust (REIT)	18,950
634	Univest Corp. of Pennsylvania	13,504
1,033	Urstadt Biddle Properties, Inc., Class A (REIT)	17,437
552	USB Holding Co., Inc.	11,636
772	Validus Holdings Ltd.*	19,223
567	ViewPoint Financial Group	10,110
837	Virginia Commerce Bancorp*	10,488
5,575	W Holding Co., Inc.	6,523
4,100	Waddell & Reed Financial, Inc.	140,138
2,201	Washington Real Estate Investment Trust (REIT)	70,520
558	Washington Trust Bancorp, Inc.	13,866
478	Wauwatosa Holdings, Inc.*	6,377
1,021	WesBanco, Inc.	24,484
767	West Coast Bancorp	15,309
1,468	Westamerica Bancorporation	69,011
810	Western Alliance Bancorp*	17,869
505	Westfield Financial, Inc.	4,878
861	Wilshire Bancorp, Inc.	8,025
2,471	Winthrop Realty Trust (REIT)	13,195
1,180	Wintrust Financial Corp.	41,678
856	World Acceptance Corp.*	27,024
1,071	WP Stewart & Co., Ltd.	6,094
307	WSFS Financial Corp.	17,155
1,810	Zenith National Insurance Corp.	76,074
		12,416,561
	Health Care — 12.5%
1,021	Abaxis, Inc.*	33,867
1,412	Abiomed, Inc.*	18,144
1,513	Acadia Pharmaceuticals, Inc.*	17,157
804	Accuray, Inc.*	13,354
1,217	Acorda Therapeutics, Inc.*	22,770
1,740	Adams Respiratory Therapeutics, Inc.*	75,064
208	Affymax, Inc.*	5,296

See accompanying notes to the financial statements.

Schedule of Portfolio Investments November 30, 2007 (Unaudited)

Ultra Russell2000 (continued)

Shares		Value
	Common Stocks (a) (continued)
3,352	Affymetrix, Inc.*	$69,889
510	Air Methods Corp.*	26,852
2,690	Akorn, Inc.*	20,552
1,193	Albany Molecular Research, Inc.*	15,760
1,779	Alexion Pharmaceuticals, Inc.*	129,369
991	Alexza Pharmaceuticals, Inc.*	8,681
2,891	Align Technology, Inc.*	48,829
4,913	Alkermes, Inc.*	70,059
1,246	Alliance Imaging, Inc.*	11,899
2,041	Allos Therapeutics, Inc.*	14,103
2,704	Allscripts Healthcare Solutions, Inc.*	47,834
1,710	Alnylam Pharmaceuticals, Inc.*	55,780
2,118	Alpharma, Inc., Class A*	44,478
1,037	Altus Pharmaceuticals, Inc.*	10,982
818	AMAG Pharmaceuticals, Inc.*	47,141
1,268	Amedisys, Inc.*	54,093
613	American Dental Partners, Inc.*	12,217
3,520	American Medical Systems Holdings, Inc.*	48,118
2,578	AMERIGROUP Corp.*	88,606
244	Amicus Therapeutics, Inc.*	3,733
1,695	AMN Healthcare Services, Inc.*	28,612
1,493	Amsurg Corp.*	38,609
647	Analogic Corp.	34,822
1,025	Angiodynamics, Inc.*	19,895
576	Animal Health International, Inc.*	6,912
3,852	Applera Corp.- Celera Group*	58,242
2,132	Apria Healthcare Group, Inc.*	46,201
3,526	Arena Pharmaceuticals, Inc.*	30,853
3,355	Ariad Pharmaceuticals, Inc.*	15,098
1,902	Arqule, Inc.*	12,344
2,296	Array Biopharma, Inc.*	25,417
1,344	Arthrocare Corp.*	72,751
756	Aspect Medical Systems, Inc.*	11,234
2,941	Assisted Living Concepts, Inc., Class A*	20,234
1,527	Auxilium Pharmaceuticals, Inc.*	42,832
1,492	Beijing Med-Pharm Corp.*	15,099
934	Bentley Pharmaceuticals, Inc.*	11,759
913	Bio-Rad Laboratories, Inc., Class A*	92,131
542	Bio-Reference Labs, Inc.*	18,141
245	Biodel, Inc.*	4,305
4,680	BioMarin Pharmaceutical, Inc.*	128,700

Shares		Value
	Common Stocks (a) (continued)
524	BioMimetic Therapeutics, Inc.*	$6,388
2,567	Bionovo, Inc.*	4,826
622	Bradley Pharmaceuticals, Inc.*	12,247
3,174	Bruker BioSciences Corp.*	29,487
790	Cadence Pharmaceuticals, Inc.*	10,633
1,401	Cambrex Corp.	10,844
563	Cantel Medical Corp.*	9,960
1,135	Capital Senior Living Corp.*	9,318
519	Caraco Pharmaceutical Laboratories Ltd.*	7,660
3,813	Cell Genesys, Inc.*	8,884
2,131	Centene Corp.*	53,275
2,692	Cepheid, Inc.*	58,228
1,168	Chemed Corp.	63,247
444	Computer Programs & Systems, Inc.	9,888
1,437	Conceptus, Inc.*	28,869
1,382	Conmed Corp.*	34,384
372	Corvel Corp.*	8,649
1,566	Cross Country Healthcare, Inc.*	22,801
1,203	CryoLife, Inc.*	8,638
2,704	Cubist Pharmaceuticals, Inc.*	57,433
620	Cutera, Inc.*	9,387
2,900	CV Therapeutics, Inc.*	25,288
1,085	Cyberonics, Inc.*	14,799
392	Cynosure, Inc., Class A*	11,639
1,807	Cypress Bioscience, Inc.*	22,045
1,681	Cytokinetics, Inc.*	8,170
4,241	CytRx Corp.*	14,165
628	Datascope Corp.	22,979
4,080	Dendreon Corp.*	20,400
929	Dionex Corp.*	78,473
4,133	Discovery Laboratories, Inc.*	12,068
3,618	Durect Corp.*	20,984
2,232	Eclipsys Corp.*	51,782
454	Emergency Medical Services Corp.*	13,965
290	Emergent Biosolutions, Inc.*	1,621
597	Emeritus Corp.*	15,044
3,328	Encysive Pharmaceuticals, Inc.*	2,230
1,517	Enzo Biochem, Inc.*	16,626
2,153	Enzon Pharmaceuticals, Inc.*	20,367
1,913	eResearchTechnology, Inc.*	22,688
2,263	ev3, Inc.*	33,130
5,094	Exelixis, Inc.*	44,471

See accompanying notes to the financial statements.

Shares		Value
	Common Stocks (a) (continued)
667	Genomic Health, Inc.*	$16,155
1,349	Gentiva Health Services, Inc.*	24,363
3,237	GenVec, Inc.*	5,956
3,560	Geron Corp.*	23,033
1,091	Greatbatch, Inc.*	22,453
823	GTx, Inc.*	11,827
1,297	Haemonetics Corp.*	75,239
3,146	Halozyme Therapeutics, Inc.*	26,678
468	Hansen Medical, Inc.*	13,801
1,510	HealthExtras, Inc.*	40,121
3,847	Healthsouth Corp.*	76,286
2,336	Healthspring, Inc.*	44,150
1,713	Healthways, Inc.*	99,988
1,026	HMS Holdings Corp.*	31,857
5,977	Hologic, Inc.*	396,813
6,560	Human Genome Sciences, Inc.*	68,290
1,818	Hythiam, Inc.*	5,872
1,002	I-Flow Corp.*	16,703
631	ICU Medical, Inc.*	23,423
1,216	Idenix Pharmaceuticals, Inc.*	2,906
2,619	Illumina, Inc.*	151,352
3,365	Immucor, Inc.*	111,617
2,836	Immunomedics, Inc.*	6,409
4,103	Incyte Corp.*	35,204
2,978	Indevus Pharmaceuticals, Inc.*	22,305
383	Insulet Corp.*	10,517
879	Integra LifeSciences Holdings Corp.*	36,435
1,461	InterMune, Inc.*	23,727
1,406	Invacare Corp.	36,556
1,521	inVentiv Health, Inc.*	44,383
3,289	Inverness Medical Innovations, Inc.*	192,999
4,248	Isis Pharmaceuticals, Inc.*	75,147
2,077	Javelin Pharmaceuticals, Inc.*	8,640
293	Jazz Pharmaceuticals, Inc.*	4,544
620	Kendle International, Inc.*	26,765
583	Kensey Nash Corp.*	15,718
2,128	Keryx Biopharmaceuticals, Inc.*	19,578
1,403	Kindred Healthcare, Inc.*	34,472
2,078	Kosan Biosciences, Inc.*	9,912
1,728	KV Pharmaceutical Co., Class A*	48,730
449	Landauer, Inc.	22,544
931	LCA-Vision, Inc.	15,138
709	LHC Group, Inc.*	18,150

Shares		Value
	Common Stocks (a) (continued)
1,656	Lifecell Corp.*	$67,151
4,159	Ligand Pharmaceuticals, Inc., Class B	20,421
1,750	Luminex Corp.*	28,018
1,910	Magellan Health Services, Inc.*	86,810
2,578	MannKind Corp.*	24,233
1,576	Martek Biosciences Corp.*	40,755
670	Masimo Corp.*	24,763
1,042	Matria Healthcare, Inc.*	23,674
1,192	Maxygen, Inc.*	9,023
6,153	Medarex, Inc.*	78,143
492	Medcath Corp.*	12,507
680	Medical Action Industries, Inc.*	13,607
2,527	Medicines Co. (The)*	44,677
2,728	Medicis Pharmaceutical Corp., Class A	73,383
1,042	Medivation, Inc.*	14,171
1,651	Mentor Corp.	62,061
1,940	Meridian Bioscience, Inc.	59,849
1,338	Merit Medical Systems, Inc.*	19,441
706	Metabolix, Inc.*	15,193
3,897	MGI Pharma, Inc.*	134,875
733	Micrus Endovascular Corp.*	13,421
2,301	Minrad International, Inc.*	6,236
246	Molecular Insight Pharmaceuticals, Inc.*	2,162
667	Molina Healthcare, Inc.*	25,006
1,158	Momenta Pharmaceuticals, Inc.*	6,184
416	MWI Veterinary Supply, Inc.*	17,505
2,103	Myriad Genetics, Inc.*	101,365
2,963	Nabi Biopharmaceuticals*	9,778
1,245	Nastech Pharmaceutical Co., Inc.*	4,731
341	National Healthcare Corp.	16,743
1,054	Natus Medical, Inc.*	17,781
4,479	Nektar Therapeutics*	29,875
1,856	Neurocrine Biosciences, Inc.*	24,165
1,546	Neurogen Corp.*	5,102
1,030	Nighthawk Radiology Holdings, Inc.*	21,774
954	Northstar Neuroscience, Inc.*	8,805
349	Novacea, Inc.*	995
1,213	Noven Pharmaceuticals, Inc.*	19,202
1,686	NuVasive, Inc.*	71,773
987	NxStage Medical, Inc.*	12,693
261	Obagi Medical Products, Inc.*	4,802
1,650	Odyssey HealthCare, Inc.*	16,500
1,643	Omnicell, Inc.*	43,326

See accompanying notes to the financial statements.

Schedule of Portfolio Investments November 30, 2007 (Unaudited)

Ultra Russell2000 (continued)

Shares		Value
	Common Stocks (a) (continued)
669	Omrix Biopharmaceuticals, Inc.*	$22,338
2,673	Onyx Pharmaceuticals, Inc.*	145,785
2,256	OraSure Technologies, Inc.*	21,387
356	Orexigen Therapeutics, Inc.*	4,689
808	Orthofix International N.V.*	47,195
2,817	OSI Pharmaceuticals, Inc.*	131,357
664	Osiris Therapeutics, Inc.*	7,417
1,979	Owens & Minor, Inc.	77,715
1,758	Pain Therapeutics, Inc.*	18,441
896	Palomar Medical Technologies, Inc.*	15,716
1,652	Par Pharmaceutical Cos., Inc.*	31,785
1,360	Parexel International Corp.*	60,180
1,138	Penwest Pharmaceuticals Co.*	6,930
3,755	Perrigo Co.	116,030
912	PharmaNet Development Group, Inc.*	36,024
1,321	PharMerica Corp.*	19,458
1,271	Pharmion Corp.*	81,141
2,009	Phase Forward, Inc.*	49,020
1,136	Poniard Pharmaceuticals, Inc.*	5,112
1,245	Pozen, Inc.*	12,985
970	PRA International*	29,391
1,248	Progenics Pharmaceuticals, Inc.*	24,211
111	Protalix BioTherapeutics, Inc.*	405
565	Providence Service Corp. (The)*	15,809
3,283	PSS World Medical, Inc.*	62,968
2,652	Psychiatric Solutions, Inc.*	96,878
1,402	Quidel Corp.*	26,498
634	Radiation Therapy Services, Inc.*	19,775
1,455	Regeneration Technologies, Inc.*	12,920
3,110	Regeneron Pharmaceuticals, Inc.*	67,736
853	RehabCare Group, Inc.*	19,704
1,190	Res-Care, Inc.*	27,108
1,476	Rigel Pharmaceuticals, Inc.*	10,568
2,304	Salix Pharmaceuticals Ltd.*	26,173
2,480	Santarus, Inc.*	6,299
2,594	Savient Pharmaceuticals, Inc.*	36,472
1,723	Sciele Pharma, Inc.*	38,457
2,383	Seattle Genetics, Inc.*	26,189
1,482	Senomyx, Inc.*	10,374
818	Sirona Dental Systems, Inc.*	22,135
296	Sirtris Pharmaceuticals, Inc.*	4,763
1,094	Skilled Healthcare Group, Inc.*	16,574
496	Somaxon Pharmaceuticals, Inc.*	2,882

Shares		Value
	Common Stocks (a) (continued)
1,289	Sonic Innovations, Inc.*	$10,737
811	SonoSite, Inc.*	26,941
1,522	Spectranetics Corp.*	23,089
1,278	Stereotaxis, Inc.*	17,240
3,184	STERIS Corp.	89,025
211	Sucampo Pharmaceuticals, Inc., Class A*	2,798
2,098	Sun Healthcare Group, Inc.*	34,806
2,184	Sunrise Senior Living, Inc.*	68,556
2,608	SuperGen, Inc.*	11,032
741	SurModics, Inc.*	38,265
1,724	Symmetry Medical, Inc.*	29,032
244	Synta Pharmaceuticals Corp.*	1,818
2,563	Telik, Inc.*	8,586
1,610	Tercica, Inc.*	10,690
2,599	Thoratec Corp.*	50,914
574	TomoTherapy, Inc.*	10,676
2,211	Trizetto Group*	34,116
424	Trubion Pharmaceuticals, Inc.*	4,236
1,015	United Therapeutics Corp.*	101,581
2,383	Universal American Financial Corp.*	56,811
4,642	Valeant Pharmaceuticals International*	53,615
1,298	Vanda Pharmaceuticals, Inc.*	11,669
1,498	Varian, Inc.*	104,935
1,311	Ventana Medical Systems, Inc.*	116,443
3,410	Viropharma, Inc.*	30,485
750	Visicu, Inc.*	6,285
834	Vital Images, Inc.*	15,045
529	Vital Signs, Inc.	27,989
2,851	Vivus, Inc.*	16,137
1,409	Volcano Corp.*	20,586
1,612	West Pharmaceutical Services, Inc.	60,563
1,731	Wright Medical Group, Inc.*	46,702
1,053	XenoPort, Inc.*	55,377
6,434	XOMA Ltd.*	23,162
996	Zoll Medical Corp.*	23,187
1,900	Zymogenetics, Inc.*	27,892
		8,802,248
	Industrials — 13.2%
860	3D Systems Corp.*	15,110
676	AAON, Inc.	12,864
1,822	AAR Corp.*	60,162
2,116	ABM Industries, Inc.	43,166

See accompanying notes to the financial statements.

Shares		Value
	Common Stocks (a) (continued)
2,867	ABX Air, Inc.*	$12,758
2,636	ACCO Brands Corp.*	44,048
1,151	Accuride Corp.*	8,736
2,678	Actuant Corp., Class A	84,812
2,122	Acuity Brands, Inc.	83,798
1,142	Administaff, Inc.	37,321
882	Advisory Board Co. (The)*	57,339
2,095	Aecom Technology Corp.*	55,706
340	Aerovironment, Inc.*	8,191
4,470	Airtran Holdings, Inc.*	37,950
1,977	Alaska Air Group, Inc.*	50,077
1,433	Albany International Corp.	55,414
258	Allegiant Travel Co.*	9,133
561	Altra Holdings, Inc.*	8,993
489	Amerco, Inc.*	32,015
2,450	American Commercial Lines, Inc.*	42,605
792	American Ecology Corp.	17,614
478	American Railcar Industries, Inc.	7,352
1,454	American Reprographics Co.*	22,508
448	American Science & Engineering, Inc.	25,917
1,984	American Superconductor Corp.*	47,894
532	American Woodmark Corp.	10,305
445	Ameron International Corp.	47,072
353	Ampco-Pittsburgh Corp.	12,433
84	Amrep Corp.	2,777
1,005	AO Smith Corp.	35,567
1,407	Apogee Enterprises, Inc.	31,264
2,104	Applied Industrial Technologies, Inc.	63,562
636	Argon ST, Inc.*	11,588
1,102	Arkansas Best Corp.	25,126
1,654	Arrowhead Research Corp.*	6,748
919	Astec Industries, Inc.*	34,518
995	ASV, Inc.*	11,602
652	Atlas Air Worldwide Holdings, Inc.*	34,328
569	AZZ, Inc.*	15,238
695	Badger Meter, Inc.	27,105
2,236	Baldor Electric Co.	75,465
2,251	Barnes Group, Inc.	69,691
363	Barrett Business Services, Inc.	5,946
2,163	Beacon Roofing Supply, Inc.*	19,921
2,201	Belden, Inc.	101,356
1,859	Blount International, Inc.*	22,810
563	BlueLinx Holdings, Inc.	2,308

Shares		Value
	Common Stocks (a) (continued)
1,348	Bowne & Co., Inc.	$24,345
2,462	Brady Corp., Class A	98,554
2,416	Briggs & Stratton Corp.	55,085
1,827	Bucyrus International, Inc.	160,246
747	Builders FirstSource, Inc.*	5,169
577	Cascade Corp.	34,810
1,111	Casella Waste Systems, Inc.*	16,632
2,318	CBIZ, Inc.*	21,418
631	CDI Corp.	16,829
1,149	Celadon Group, Inc.*	8,962
2,623	Cenveo, Inc.*	53,929
1,329	Ceradyne, Inc.*	65,706
665	Chart Industries, Inc.*	18,487
799	CIRCOR International, Inc.	34,669
2,505	Clarcor, Inc.	89,203
810	Clean Harbors, Inc.*	43,529
410	Coleman Cable, Inc.*	4,260
920	Columbus McKinnon Corp.*	28,630
2,001	Comfort Systems USA, Inc.	23,512
1,045	Commercial Vehicle Group, Inc.*	13,930
60	Compx International, Inc.	846
857	COMSYS IT Partners, Inc.*	11,441
454	Consolidated Graphics, Inc.*	23,485
519	Cornell Cos., Inc.*	12,207
938	CoStar Group, Inc.*	45,202
509	Courier Corp.	16,731
537	CRA International, Inc.*	24,842
760	Cubic Corp.	30,005
2,164	Curtiss-Wright Corp.	116,726
2,535	Deluxe Corp.	80,081
1,380	Diamond Management & Technology Consultants, Inc.	10,253
1,049	Dollar Thrifty Automotive Group*	27,211
518	Dynamex, Inc.*	14,229
591	Dynamic Materials Corp.	37,511
1,220	DynCorp International, Inc., Class A*	25,498
2,283	Eagle Bulk Shipping, Inc.	65,294
861	EDO Corp.	48,061
846	Electro Rent Corp.	11,573
3,116	EMCOR Group, Inc.*	83,010
1,141	Encore Wire Corp.	19,511
1,935	Energy Conversion Devices, Inc.*	50,058
1,045	EnerSys*	24,317

See accompanying notes to the financial statements.

Schedule of Portfolio Investments November 30, 2007 (Unaudited)

Ultra Russell2000 (continued)

Shares		Value
	Common Stocks (a) (continued)
1,250	Ennis, Inc.	$22,950
1,048	EnPro Industries, Inc.*	32,069
1,267	ESCO Technologies, Inc.*	46,854
1,429	Esterline Technologies Corp.*	74,622
4,177	Evergreen Solar, Inc.*	55,011
725	Exponent, Inc.*	20,191
2,648	ExpressJet Holdings, Inc.*	6,620
2,342	Federal Signal Corp.	26,933
363	First Advantage Corp., Class A*	6,607
1,821	Flow International Corp.*	14,386
3,325	Force Protection, Inc.*	35,943
1,474	Forward Air Corp.	47,713
943	Franklin Electric Co., Inc.	36,739
599	FreightCar America, Inc.	20,348
2,315	FTI Consulting, Inc.*	131,955
846	Fuel Tech, Inc.*	20,651
3,237	FuelCell Energy, Inc.*	29,360
1,051	G&K Services, Inc., Class A	42,744
512	Gehl Co.*	8,300
982	Genco Shipping & Trading Ltd.	62,161
2,741	GenCorp, Inc.*	33,166
1,526	Genesee & Wyoming, Inc.*	39,981
1,390	Genlyte Group, Inc.*	131,007
2,463	Geo Group, Inc. (The)*	62,708
855	GeoEye, Inc.*	27,121
1,222	Gibraltar Industries, Inc.	17,084
1,838	Goodman Global, Inc.*	43,469
561	Gorman-Rupp Co. (The)	22,131
5,094	GrafTech International Ltd.*	81,861
1,760	Granite Construction, Inc.	72,195
574	Great Lakes Dredge & Dock Corp.	5,114
781	Greenbrier Cos., Inc.	17,323
1,457	Griffon Corp.*	18,824
869	H&E Equipment Services, Inc.*	15,008
543	Hardinge, Inc.	8,563
2,032	Healthcare Services Group	44,501
2,832	Heartland Express, Inc.	41,149
1,249	Heico Corp.	61,526
879	Heidrick & Struggles International, Inc.	31,881
3,102	Herman Miller, Inc.	85,150
4,608	Hexcel Corp.*	117,366
1,643	Horizon Lines, Inc., Class A	32,712
766	Houston Wire & Cable Co.	11,344

Shares		Value
	Common Stocks (a) (continued)
1,894	HUB Group, Inc., Class A*	$49,396
1,233	Hudson Highland Group, Inc.*	10,986
273	Hurco Cos., Inc.*	11,267
911	Huron Consulting Group, Inc.*	66,749
396	ICT Group, Inc.*	4,388
1,537	IHS, Inc., Class A*	107,805
1,158	II-Vi, Inc.*	38,839
5,253	IKON Office Solutions, Inc.	66,345
1,139	Innerworkings, Inc.*	18,053
616	Innovative Solutions & Support, Inc.*	8,766
1,333	Insituform Technologies, Inc.*	17,316
893	Insteel Industries, Inc.	10,153
654	Integrated Electrical Services, Inc.*	12,276
2,673	Interface, Inc., Class A	46,617
1,352	Interline Brands, Inc.*	32,353
1,559	Ionatron, Inc.*	5,394
8,723	JetBlue Airways Corp.*	61,061
681	Kadant, Inc.*	20,062
1,189	Kaman Corp.	37,929
1,382	Kaydon Corp.	69,943
1,138	Kelly Services, Inc., Class A	21,679
1,234	Kenexa Corp.*	23,903
1,582	Kforce, Inc.*	17,165
2,795	Knight Transportation, Inc.	42,484
2,427	Knoll, Inc.	42,424
2,328	Korn/Ferry International*	40,111
516	L.B. Foster Co., Class A*	23,638
2,147	Labor Ready, Inc.*	32,312
709	Ladish Co., Inc.*	31,309
204	Lawson Products	6,901
817	Layne Christensen Co.*	46,528
1,234	LECG Corp.*	19,571
569	Lindsay Corp.	30,111
897	LSI Industries, Inc.	18,532
592	M&F Worldwide Corp.*	30,411
747	Marten Transport Ltd.*	8,187
1,230	Mcgrath Rentcorp	32,706
1,118	Medis Technologies Ltd.*	14,277
353	Michael Baker Corp.*	12,330
668	Middleby Corp.*	50,695
1,201	Midwest Air Group, Inc.*	18,712
489	Miller Industries, Inc.*	6,372
1,374	Mine Safety Appliances Co.	67,340

See accompanying notes to the financial statements.

Shares		Value
	Common Stocks (a) (continued)
1,754	Mobile Mini, Inc.*	$33,712
1,851	Moog, Inc., Class A*	83,443
461	MTC Technologies, Inc.*	7,537
1,810	Mueller Industries, Inc.	54,716
5,607	Mueller Water Products, Inc., Class A	58,705
398	Multi-Color Corp.	9,512
284	NACCO Industries, Inc., Class A	28,798
2,319	Navigant Consulting, Inc.*	30,101
985	NCI Building Systems, Inc.*	33,815
1,646	Nordson Corp.	86,909
436	Northwest Pipe Co.*	14,506
750	Nuco2, Inc.*	20,685
2,008	Odyssey Marine Exploration, Inc.*	11,305
1,450	Old Dominion Freight Line, Inc.*	32,668
1,716	On Assignment, Inc.*	10,965
2,899	Orbital Sciences Corp.*	69,750
1,688	Pacer International, Inc.	23,227
392	Park-Ohio Holdings Corp.*	9,228
79	Patriot Transportation Holding, Inc.*	7,417
1,151	PeopleSupport, Inc.*	16,172
1,304	Perini Corp.*	69,360
509	PGT, Inc.*	2,810
2,614	PHH Corp.*	57,926
868	Pike Electric Corp.*	13,801
901	Pinnacle Airlines Corp.*	14,650
733	Polypore International, Inc.*	12,762
394	Powell Industries, Inc.*	16,095
3,430	Power-One, Inc.*	16,018
121	Preformed Line Products Co.	6,516
319	Protection One, Inc.*	3,723
782	Raven Industries, Inc.	27,159
1,038	RBC Bearings, Inc.*	38,178
1,561	Regal-Beloit Corp.	73,492
1,647	Republic Airways Holdings, Inc.*	33,072
2,395	Resources Connection, Inc.	49,385
688	Robbins & Myers, Inc.	47,128
1,384	Rollins, Inc.	40,745
1,018	RSC Holdings, Inc.*	12,501
1,622	Rush Enterprises, Inc., Class A*	25,563
653	Saia, Inc.*	8,515
719	Schawk, Inc.	10,332
1,034	School Specialty, Inc.*	36,903
353	Sequa Corp., Class A*	61,757

Shares		Value
	Common Stocks (a) (continued)
1,802	Simpson Manufacturing Co., Inc.	$47,951
2,975	Skywest, Inc.	78,272
2,755	Spherion Corp.*	21,434
240	Standard Parking Corp.*	11,129
869	Standard Register Co. (The)	10,489
607	Standex International Corp.	11,582
391	Stanley, Inc.*	13,411
545	Sun Hydraulics Corp.	15,832
998	Superior Essex, Inc.*	24,211
803	TAL International Group, Inc.	18,188
3,033	Taser International, Inc.*	42,492
237	TBS International Ltd., Class A*	10,347
774	Team, Inc.*	23,127
756	Tecumseh Products Co., Class A*	17,970
1,708	Teledyne Technologies, Inc.*	92,608
2,042	TeleTech Holdings, Inc.*	42,290
823	Tennant Co.	36,072
2,838	Tetra Tech, Inc.*	58,803
1,177	Titan International, Inc.	32,320
458	TransDigm Group, Inc.*	21,837
1,458	Tredegar Corp.	21,083
584	Trex Co., Inc.*	4,024
689	Trimas Corp.*	7,648
805	Triumph Group, Inc.	65,414
961	TurboChef Technologies, Inc.*	14,290
223	Twin Disc, Inc.	13,855
2,515	UAP Holding Corp.	75,224
743	Ultrapetrol Bahamas Ltd.*	12,906
1,222	United Stationers, Inc.*	61,907
815	Universal Forest Products, Inc.	23,317
290	Universal Truckload Services, Inc.*	5,060
909	Valmont Industries, Inc.	71,347
1,030	Viad Corp.	31,940
950	Vicor Corp.	13,718
693	Volt Information Sciences, Inc.*	8,815
1,491	Wabash National Corp.	10,303
2,379	Wabtec Corp.	80,743
2,543	Walter Industries, Inc.	88,217
3,355	Waste Connections, Inc.*	106,790
247	Waste Industries USA, Inc.	8,349
950	Waste Services, Inc.*	8,778
1,118	Watsco, Inc.	40,527
2,089	Watson Wyatt Worldwide, Inc., Class A	96,198

See accompanying notes to the financial statements.

Schedule of Portfolio Investments November 30, 2007 (Unaudited)

Ultra Russell2000 (continued)

Shares		Value
	Common Stocks (a) (continued)
1,535	Watts Water Technologies, Inc., Class A	$44,914
2,272	Werner Enterprises, Inc.	39,874
1,464	Woodward Governor Co.	100,343
961	Xerium Technologies, Inc.	5,718
		9,254,176
	Information Technology — 16.6%
19,012	3Com Corp.*	81,942
1,461	Acacia Research - Acacia Technologies*	13,470
1,815	ACI Worldwide, Inc.*	41,436
1,079	Acme Packet, Inc.*	13,272
1,273	Actel Corp.*	13,952
2,958	Actuate Corp.*	22,392
5,782	Adaptec, Inc.*	19,370
2,877	Adtran, Inc.	62,402
1,864	Advanced Analogic Technologies, Inc.*	20,075
1,750	Advanced Energy Industries, Inc.*	25,393
848	Advent Software, Inc.*	43,044
1,289	Agilysys, Inc.	17,904
416	Airvana, Inc.*	2,629
3,265	AMIS Holdings, Inc.*	25,043
5,110	Amkor Technology, Inc.*	42,106
2,875	Anadigics, Inc.*	31,654
779	Anaren, Inc.*	11,997
7,608	Andrew Corp.*	111,533
1,509	Anixter International, Inc.*	97,331
831	Ansoft Corp.*	24,107
3,787	Ansys, Inc.*	147,163
13,836	Applied Micro Circuits Corp.*	34,728
3,829	Ariba, Inc.*	45,450
5,326	Arris Group, Inc.*	55,550
6,249	Art Technology Group, Inc.*	26,121
409	Aruba Networks, Inc.*	5,701
1,547	AsiaInfo Holdings, Inc.*	18,255
4,303	Aspen Technology, Inc.*	72,979
2,405	Asyst Technologies, Inc.*	8,273
2,700	Atheros Communications, Inc.*	79,623
1,686	ATMI, Inc.*	50,732
379	AuthenTec, Inc.*	6,481
9,501	Avanex Corp.*	14,252
2,017	Avid Technology, Inc.*	53,511
2,465	Avocent Corp.*	61,379

Shares		Value
	Common Stocks (a) (continued)
4,966	Axcelis Technologies, Inc.*	$23,539
550	Bankrate, Inc.*	21,527
9,849	BearingPoint, Inc.*	35,949
581	Bel Fuse, Inc., Class B	17,384
3,548	Benchmark Electronics, Inc.*	63,687
602	BigBand Networks, Inc.*	3,606
848	Black Box Corp.	31,206
2,147	Blackbaud, Inc.	61,104
1,396	Blackboard, Inc.*	54,444
283	BladeLogic, Inc.*	6,922
1,360	Blue Coat Systems, Inc.*	49,246
3,552	Borland Software Corp.*	11,473
1,058	Bottomline Technologies, Inc.*	13,331
2,485	Brightpoint, Inc.*	41,276
3,439	Brooks Automation, Inc.*	46,186
2,421	C-COR, Inc.*	29,730
1,162	Cabot Microelectronics Corp.*	43,459
1,510	CACI International, Inc., Class A*	68,539
341	Cass Information Systems, Inc.	12,709
330	Cavium Networks, Inc.*	8,465
1,926	Checkpoint Systems, Inc.*	45,762
1,600	Chordiant Software, Inc.*	16,048
2,652	Ciber, Inc.*	18,087
4,307	Cirrus Logic, Inc.*	24,550
2,381	CMGI, Inc.*	24,688
7,388	CNET Networks, Inc.*	56,001
2,127	Cogent, Inc.*	23,610
2,161	Cognex Corp.	43,803
1,535	Coherent, Inc.*	44,162
1,111	Cohu, Inc.	17,387
1,734	Commvault Systems, Inc.*	38,616
292	comScore, Inc.*	9,475
960	Comtech Group, Inc.*	17,030
1,131	Comtech Telecommunications Corp.*	56,165
289	Comverge, Inc.*	9,098
2,092	Concur Technologies, Inc.*	78,576
23,962	Conexant Systems, Inc.*	26,598
351	CPI International, Inc.*	5,893
1,586	Cray, Inc.*	9,246
4,942	Credence Systems Corp.*	10,131
1,814	CSG Systems International, Inc.*	30,058
1,753	CTS Corp.	18,529
3,131	Cybersource Corp.*	45,744

See accompanying notes to the financial statements.

Shares		Value
	Common Stocks (a) (continued)
1,561	Cymer, Inc.*	$64,110
1,553	Daktronics, Inc.	36,231
442	Data Domain, Inc.*	11,395
1,748	DealerTrack Holdings, Inc.*	74,360
830	Dice Holdings, Inc.*	8,200
1,234	Digi International, Inc.*	18,979
2,020	Digital River, Inc.*	78,113
1,455	Diodes, Inc.*	42,806
1,262	Ditech Networks, Inc.*	4,076
1,135	DivX, Inc.*	19,216
410	Double-Take Software, Inc.*	10,168
1,584	DSP Group, Inc.*	21,432
889	DTS, Inc.*	22,003
1,994	Dycom Industries, Inc.*	56,111
599	Eagle Test Systems, Inc.*	6,559
6,025	Earthlink, Inc.*	40,910
1,462	Echelon Corp.*	24,547
1,428	Electro Scientific Industries, Inc.*	28,917
2,776	Electronics for Imaging*	63,681
750	EMS Technologies, Inc.*	21,833
4,170	Emulex Corp.*	69,848
200	EnerNOC, Inc.*	9,154
5,657	Entegris, Inc.*	48,990
2,839	Epicor Software Corp.*	30,718
1,266	EPIQ Systems, Inc.*	22,054
1,757	Equinix, Inc.*	182,921
951	eSpeed, Inc., Class A*	9,605
2,240	Euronet Worldwide, Inc.*	73,382
2,124	Exar Corp.*	19,520
594	Excel Technology, Inc.*	16,020
1,104	ExlService Holdings, Inc.*	26,463
5,787	Extreme Networks*	21,065
1,563	FalconStor Software, Inc.*	18,928
810	FARO Technologies, Inc.*	21,886
1,913	FEI Co.*	47,653
13,088	Finisar Corp.*	22,250
3,239	Flir Systems, Inc.*	222,616
2,334	Formfactor, Inc.*	88,552
738	Forrester Research, Inc.*	19,321
7,117	Foundry Networks, Inc.*	125,473
3,370	Gartner, Inc.*	63,659
1,809	Genesis Microchip, Inc.*	9,117
1,129	Gerber Scientific, Inc.*	10,726

Shares		Value
	Common Stocks (a) (continued)
1,194	Gevity HR, Inc.	$5,075
2,158	Global Cash Access Holdings, Inc.*	7,510
362	Glu Mobile, Inc.*	1,977
1,060	Greenfield Online, Inc.*	15,942
160	Guidance Software, Inc.*	1,970
3,877	Harmonic, Inc.*	40,204
1,234	Harris Stratex Networks, Inc., Class A*	21,249
798	Heartland Payment Systems, Inc.	25,759
800	Hittite Microwave Corp.*	34,552
641	HSW International, Inc.*	3,397
314	Hughes Communications, Inc.*	16,689
1,272	Hutchinson Technology, Inc.*	33,466
2,602	Hypercom Corp.*	13,921
756	i2 Technologies, Inc.*	12,232
1,621	Ibasis, Inc.	8,575
1,067	iGate Corp.*	9,027
1,719	Imation Corp.	34,500
602	Imergent, Inc.	7,441
1,473	Immersion Corp.*	19,340
834	Infinera Corp.*	18,190
4,275	Informatica Corp.*	73,316
1,612	Infospace, Inc.	28,710
1,588	infoUSA, Inc.	13,704
2,362	Insight Enterprises, Inc.*	46,791
458	Integral Systems, Inc.	11,418
636	Interactive Intelligence, Inc.*	16,587
2,292	InterDigital, Inc.*	41,256
2,960	Intermec, Inc.*	63,551
2,390	Internap Network Services Corp.*	23,781
1,888	Internet Capital Group, Inc.*	21,089
1,898	InterVoice, Inc.*	18,562
2,129	Interwoven, Inc.*	26,144
1,045	Intevac, Inc.*	16,407
2,466	Ipass, Inc.*	10,776
491	IPG Photonics Corp.*	9,992
416	Isilon Systems, Inc.*	2,350
1,466	Itron, Inc.*	113,688
2,141	Ixia*	22,117
1,265	IXYS Corp.*	9,778
2,412	j2 Global Communications, Inc.*	58,660
3,846	Jack Henry & Associates, Inc.	102,919
1,254	JDA Software Group, Inc.*	26,259
4,102	Kemet Corp.*	25,432

See accompanying notes to the financial statements.

Schedule of Portfolio Investments November 30, 2007 (Unaudited)

Ultra Russell2000 (continued)

Shares		Value
	Common Stocks (a) (continued)
767	Keynote Systems, Inc.*	$10,554
1,349	Knot, Inc. (The)*	17,807
2,634	Kulicke & Soffa Industries, Inc.*	18,649
2,893	L-1 Identity Solutions, Inc.*	53,752
5,607	Lattice Semiconductor Corp.*	18,840
6,029	Lawson Software, Inc.*	58,602
902	Limelight Networks, Inc.*	7,171
2,956	Lionbridge Technologies*	8,986
518	Liquidity Services, Inc.*	6,185
1,086	Littelfuse, Inc.*	36,218
1,975	LivePerson, Inc.*	9,875
915	LoJack Corp.*	16,022
1,324	LoopNet, Inc.*	20,337
560	Loral Space & Communications, Inc.*	19,174
3,035	LTX Corp.*	7,284
2,591	Macrovision Corp.*	64,568
1,986	Magma Design Automation, Inc.*	26,533
1,248	Manhattan Associates, Inc.*	33,858
954	Mantech International Corp., Class A*	36,910
1,367	Marchex, Inc., Class B	16,828
2,074	MasTec, Inc.*	20,968
2,574	Mattson Technology, Inc.*	21,210
1,069	MAXIMUS, Inc.	41,691
697	Measurement Specialties, Inc.*	17,153
4,376	Mentor Graphics Corp.*	47,655
786	Mercadolibre, Inc.*	33,334
1,085	Mercury Computer Systems, Inc.*	15,906
1,786	Methode Electronics, Inc.	21,521
2,713	Micrel, Inc.	24,200
1,980	Micros Systems, Inc.*	142,837
3,726	Microsemi Corp.*	85,251
467	MicroStrategy, Inc.*	47,097
2,618	Microtune, Inc.*	13,614
1,130	Midway Games, Inc.*	2,746
2,119	MIPS Technologies, Inc.*	12,036
2,471	MKS Instruments, Inc.*	44,898
1,159	Monolithic Power Systems, Inc.*	22,114
537	Monotype Imaging Holdings, Inc.*	8,587
5,095	Move, Inc.*	11,973
5,009	MPS Group, Inc.*	55,600
7,731	MRV Communications, Inc.*	17,317
2,144	MSC.Software Corp.*	28,322
866	MTS Systems Corp.	35,497

Shares		Value
	Common Stocks (a) (continued)
410	Multi-Fineline Electronix, Inc.*	$7,491
1,668	Ness Technologies, Inc.*	15,696
2,043	Net 1 UEPS Technologies, Inc.*	63,251
495	Netezza Corp.*	6,559
1,691	Netgear, Inc.*	57,308
804	Netlogic Microsystems, Inc.*	23,517
1,288	Network Equipment Technologies, Inc.*	16,023
1,708	Newport Corp.*	22,648
1,451	Nextwave Wireless, Inc.*	8,721
1,916	NIC, Inc.	14,945
1,576	Novatel Wireless, Inc.*	24,491
6,437	Nuance Communications, Inc.*	129,899
1,676	Omniture, Inc.*	47,615
2,683	Omnivision Technologies, Inc.*	49,957
11,858	ON Semiconductor Corp.*	108,975
7,804	On2 Technologies, Inc.*	5,853
1,408	Online Resources Corp.*	13,235
4,577	OpenTV Corp., Class A*	5,447
4,043	Openwave Systems, Inc.	11,118
1,088	Oplink Communications, Inc.*	17,571
912	OpNext, Inc.*	7,387
598	Optium Corp.*	5,023
1,282	Orbcomm, Inc.*	9,987
740	OSI Systems, Inc.*	18,345
1,758	Packeteer, Inc.*	11,884
5,054	Palm, Inc.	35,226
5,611	Parametric Technology Corp.*	93,704
987	Park Electrochemical Corp.	29,067
454	PC Connection, Inc.*	5,807
1,110	PDF Solutions, Inc.*	8,802
655	Pegasystems, Inc.	8,109
1,431	Perficient, Inc.*	23,998
1,271	Pericom Semiconductor Corp.*	21,060
4,265	Perot Systems Corp., Class A*	56,085
2,042	Photronics, Inc.*	21,012
2,348	Plantronics, Inc.	63,044
2,264	Plexus Corp.*	67,377
1,401	PLX Technology, Inc.*	13,786
10,438	PMC - Sierra, Inc.*	73,275
4,479	Polycom, Inc.*	108,705
6,365	Powerwave Technologies, Inc.*	26,351
2,004	Progress Software Corp.*	63,387
383	PROS Holdings, Inc.*	6,588

See accompanying notes to the financial statements.

Shares		Value
	Common Stocks (a) (continued)
706	QAD, Inc.	$6,008
832	Quality Systems, Inc.	24,619
9,575	Quantum Corp.*	30,353
3,333	Quest Software, Inc.*	53,895
1,398	Rackable Systems, Inc.*	14,889
1,282	Radiant Systems, Inc.*	20,474
1,073	Radisys Corp.*	16,674
4,699	RealNetworks, Inc.*	28,993
416	Renaissance Learning, Inc.	5,416
12,917	RF Micro Devices, Inc.*	74,662
882	RightNow Technologies, Inc.*	16,008
493	Rimage Corp.*	12,290
759	Rofin-Sinar Technologies, Inc.*	69,099
863	Rogers Corp.*	38,024
1,421	Rudolph Technologies, Inc.*	16,981
2,522	S1 Corp.*	18,713
5,908	Safeguard Scientifics, Inc.*	11,639
6,259	SAIC, Inc.*	124,804
3,982	Sapient Corp.*	28,830
1,342	SAVVIS, Inc.*	42,998
1,258	Scansource, Inc.*	44,382
1,439	Seachange International, Inc.*	10,850
2,276	Secure Computing Corp.*	20,643
1,083	Semitool, Inc.*	10,007
3,072	Semtech Corp.*	46,879
444	ShoreTel, Inc.*	6,891
640	SI International, Inc.*	16,614
1,372	Sigma Designs, Inc.*	89,207
318	Silicon Graphics, Inc.*	5,409
4,287	Silicon Image, Inc.*	20,149
4,437	Silicon Storage Technology, Inc.*	12,601
2,932	SiRF Technology Holdings, Inc.*	70,632
7,811	Skyworks Solutions, Inc.*	70,924
2,449	Smart Modular Technologies WWH, Inc.*	20,572
1,448	Smith Micro Software, Inc.*	11,598
1,342	Sohu.com, Inc.*	77,004
1,283	Solera Holdings, Inc.*	29,522
1,091	Sonic Solutions, Inc.*	10,834
3,161	SonicWALL, Inc.*	31,989
13,059	Sonus Networks, Inc.*	85,928
324	Sourcefire, Inc.*	2,628
3,304	SourceForge, Inc.*	7,632

Shares		Value
	Common Stocks (a) (continued)
4,395	Spansion, Inc., Class A*	$23,469
899	SPSS, Inc.*	32,490
2,018	SRA International, Inc., Class A*	55,172
1,117	Standard Microsystems Corp.*	39,397
634	Starent Networks Corp.*	13,251
1,581	STEC, Inc.*	14,735
1,008	Stratasys, Inc.*	25,190
451	Super Micro Computer, Inc.*	3,725
557	Supertex, Inc.*	18,910
623	Switch & Data Facilities Co., Inc.*	11,831
4,462	Sybase, Inc.*	114,406
9,004	Sycamore Networks, Inc.*	34,665
1,607	SYKES Enterprises, Inc.*	29,665
2,268	Symmetricom, Inc.*	9,775
1,254	Synaptics, Inc.*	69,647
900	Synchronoss Technologies, Inc.*	29,628
796	SYNNEX Corp.*	16,445
615	Syntel, Inc.	22,158
3,563	Take-Two Interactive Software, Inc.*	53,374
807	Taleo Corp., Class A*	22,782
1,993	Technitrol, Inc.	53,353
376	TechTarget, Inc.*	5,136
731	Techwell, Inc.*	8,926
2,976	Tekelec*	36,605
2,474	Terremark Worldwide, Inc.*	13,879
2,341	Tessera Technologies, Inc.*	90,409
1,067	TheStreet.com, Inc.	13,124
3,269	THQ, Inc.*	79,927
9,310	TIBCO Software, Inc.*	72,897
1,183	TNS, Inc.	18,597
343	Travelzoo, Inc.*	5,238
2,790	Trident Microsystems, Inc.*	17,521
6,797	TriQuint Semiconductor, Inc.*	40,306
2,061	TTM Technologies, Inc.*	24,917
1,903	Tyler Technologies, Inc.*	28,659
1,205	Ultimate Software Group, Inc.*	39,367
927	Ultra Clean Holdings*	13,321
1,135	Ultratech, Inc.*	13,597
479	Unica Corp.*	4,311
3,260	United Online, Inc.	49,030
1,320	Universal Display Corp.*	21,859
5,189	Utstarcom, Inc.*	15,048
4,877	Valueclick, Inc.*	115,292

See accompanying notes to the financial statements.

Schedule of Portfolio Investments November 30, 2007 (Unaudited)

Ultra Russell2000 (continued)

Shares		Value
	Common Stocks (a) (continued)
1,278	Vasco Data Security International, Inc.*	$28,678
1,522	Veeco Instruments, Inc.*	25,539
443	Veraz Networks, Inc.*	2,100
1,184	Viasat, Inc.*	39,486
1,301	Vignette Corp.*	20,009
215	Virtusa Corp.*	3,799
2,108	VistaPrint Ltd.*	93,595
997	Visual Sciences, Inc.*	15,773
633	Vocus, Inc.*	19,876
1,040	Volterra Semiconductor Corp.*	12,875
2,197	Websense, Inc.*	35,899
3,647	Wind River Systems, Inc.*	37,236
1,951	Wright Express Corp.*	74,040
1,420	X-Rite, Inc.*	17,651
2,423	Zoran Corp.*	52,870
798	Zygo Corp.*	9,009
		11,618,902
	Materials — 4.8%
688	A.M. Castle & Co.	17,269
2,638	AbitibiBowater, Inc.	59,245
274	AEP Industries, Inc.*	9,374
1,253	AMCOL International Corp.	47,589
889	American Vanguard Corp.	14,535
2,865	Apex Silver Mines Ltd.*	48,848
3,381	Aptargroup, Inc.	142,712
1,188	Arch Chemicals, Inc.	48,886
872	Balchem Corp.	18,643
992	Brush Engineered Materials, Inc.*	44,372
1,856	Buckeye Technologies, Inc.*	26,504
1,963	Calgon Carbon Corp.*	28,581
1,428	Century Aluminum Co.*	81,882
2,705	CF Industries Holdings, Inc.	246,101
973	Chesapeake Corp.	5,935
425	Claymont Steel Holdings, Inc.*	9,125
13,605	Coeur d'Alene Mines Corp.*	56,733
1,571	Compass Minerals International, Inc.	57,687
513	Deltic Timber Corp.	24,701
631	Esmark, Inc.*	12,241
2,120	Ferro Corp.	44,923
887	Flotek Industries, Inc.*	32,695
2,372	General Moly, Inc.*	25,286
423	GenTek, Inc.*	12,690

Shares		Value
	Common Stocks (a) (continued)
1,680	Georgia Gulf Corp.	$12,499
2,200	Glatfelter	33,066
3,357	Graphic Packaging Corp.*	13,764
1,622	Greif, Inc., Class A	95,812
569	Haynes International, Inc.*	48,086
2,963	HB Fuller Co.	74,934
1,925	Headwaters, Inc.*	23,100
5,875	Hecla Mining Co.*	68,914
5,696	Hercules, Inc.	110,559
273	Horsehead Holding Corp.*	4,540
1,015	Innophos Holdings, Inc.	14,525
1,173	Innospec, Inc.	20,598
738	Kaiser Aluminum Corp.	52,501
857	Koppers Holdings, Inc.	32,943
117	Kronos Worldwide, Inc.	1,945
1,061	Landec Corp.*	13,942
759	LSB Industries, Inc.*	17,214
1,557	Mercer International, Inc.*	12,331
1,251	Metal Management, Inc.	57,571
932	Minerals Technologies, Inc.	62,351
1,368	Myers Industries, Inc.	27,305
724	Neenah Paper, Inc.	21,850
699	NewMarket Corp.	37,508
349	NL Industries, Inc.	3,521
3,602	Olin Corp.	75,426
427	Olympic Steel, Inc.	11,162
1,456	OM Group, Inc.*	81,958
4,543	PolyOne Corp.*	28,485
1,812	Quanex Corp.	90,672
1,715	Rock-Tenn Co., Class A	45,242
1,712	Rockwood Holdings, Inc.*	57,660
1,243	Royal Gold, Inc.	35,699
1,127	RTI International Metals, Inc.*	82,767
1,069	Schnitzer Steel Industries, Inc.	66,727
1,317	Schulman (A.), Inc.	28,395
767	Schweitzer-Mauduit International, Inc.	20,479
2,297	Sensient Technologies Corp.	63,558
1,398	ShengdaTech, Inc.*	11,436
1,211	Silgan Holdings, Inc.	64,946
1,562	Spartech Corp.	21,337
303	Stepan Co.	9,254
2,042	Stillwater Mining Co.*	19,807
1,623	Symyx Technologies*	12,432
4,536	Terra Industries, Inc.*	171,370

See accompanying notes to the financial statements.

Shares		Value
	Common Stocks (a) (continued)
1,334	Texas Industries, Inc.	$92,553
2,025	Tronox, Inc., Class B	16,403
1,661	U.S. Concrete, Inc.*	6,245
2,517	U.S. Gold Corp.*	8,633
324	Universal Stainless & Alloy*	9,992
329	Valhi, Inc.	6,027
3,424	W.R. Grace & Co.*	92,482
2,172	Wausau Paper Corp.	20,482
3,375	Worthington Industries, Inc.	71,516
1,061	Zep, Inc.*	13,931
1,219	Zoltek Cos., Inc.*	51,954
		3,366,966
	Telecommunication Services — 1.3%
2,087	Alaska Communications Systems Group, Inc.	31,305
460	Atlantic Tele-Network, Inc.	17,544
1,008	Cbeyond, Inc.*	41,701
1,166	Centennial Communications Corp.*	10,377
12,099	Cincinnati Bell, Inc.*	57,591
2,441	Cogent Communications Group, Inc.*	50,724
964	Consolidated Communications Holdings, Inc.	15,501
1,721	Fairpoint Communications, Inc.	25,677
5,029	FiberTower Corp.*	11,466
2,620	General Communication, Inc., Class A*	23,213
1,742	Global Crossing Ltd.*	31,931
947	Globalstar, Inc.*	8,589
768	Golden Telecom, Inc.*	77,921
176	Hungarian Telephone & Cable Corp.*	3,073
5,025	ICO Global Communications Holdings Ltd.*	19,799
2,418	IDT Corp., Class B	19,610
1,549	Iowa Telecommunications Services, Inc.	26,395
830	iPCS, Inc.	28,718
733	North Pittsburgh Systems, Inc.	17,313
1,356	NTELOS Holdings Corp.	35,975
3,645	PAETEC Holding Corp.*	39,002
3,017	Premiere Global Services, Inc.*	41,574
596	Rural Cellular Corp., Class A*	26,260
1,140	Shenandoah Telecom Co.	28,124
707	SureWest Communications	12,804
1,334	Syniverse Holdings, Inc.*	20,837

Shares		Value
	Common Stocks (a) (continued)
7,069	Time Warner Telecom, Inc., Class A*	$158,558
1,128	USA Mobility, Inc.*	14,878
3,159	Vonage Holdings Corp.*	6,666
		903,126
	Utilities — 2.7%
1,253	Allete, Inc.	51,323
833	American States Water Co.	34,694
18,305	Aquila, Inc.*	72,488
2,577	Avista Corp.	55,096
1,840	Black Hills Corp.	76,654
581	Cadiz, Inc.*	11,539
956	California Water Service Group	37,351
498	Central Vermont Public Service Corp.	13,775
770	CH Energy Group, Inc.	34,126
2,916	Cleco Corp.	81,473
702	Consolidated Water Co., Inc.	21,397
2,237	El Paso Electric Co.*	57,513
1,483	Empire District Electric Co. (The)	34,168
346	EnergySouth, Inc.	19,127
2,149	Idacorp, Inc.	75,559
2,076	ITC Holdings Corp.	105,959
1,055	Laclede Group, Inc. (The)	36,303
1,036	MGE Energy, Inc.	36,333
1,368	New Jersey Resources Corp.	69,016
2,200	Nicor, Inc.	92,708
1,318	Northwest Natural Gas Co.	63,224
1,754	NorthWestern Corp.	48,849
670	Ormat Technologies, Inc.	33,835
1,452	Otter Tail Corp.	48,657
3,644	Piedmont Natural Gas Co.	94,890
3,746	PNM Resources, Inc.	83,086
1,490	Portland General Electric Co.	39,887
741	SJW Corp.	24,794
1,440	South Jersey Industries, Inc.	53,136
2,060	Southwest Gas Corp.	59,575
1,176	Southwest Water Co.	14,088
1,229	UIL Holdings Corp.	44,023
1,723	Unisource Energy Corp.	53,292
4,883	Westar Energy, Inc.	126,519
2,405	WGL Holdings, Inc.	79,461
		1,883,918
	Total Common Stock (Cost $65,481,424)	62,872,078

See accompanying notes to the financial statements.

Schedule of Portfolio Investments November 30, 2007 (Unaudited)

Ultra Russell2000 (continued)

Principal Amount		Value
	Repurchase Agreements — 13.4%
$1,870,259	Credit Suisse First Boston Corp., 4.64%, dated 11/30/07, due 12/03/07, total to be received $1,870,982 **	$1,870,259
2,151,200	Credit Suisse First Boston Corp., 4.55%, dated 11/30/07, due 12/03/07, total to be received $2,152,016 ***	2,151,200
374,052	UBS Warburg LLC, 4.55%, dated 11/30/07, due 12/03/07, total to be received $374,194 ****	374,052
4,987,359	UBS Warburg LLC, 4.55%, dated 11/30/07, due 12/03/07, total to be received $4,989,250 *****	4,987,359
	Total Repurchase Agreements (Cost $9,382,870)	9,382,870
	Total Investments (Cost $74,864,294) — 103.1%	72,254,948
	Liabilities in excess of other assets — (3.1%)	(2,204,881)
	Net Assets — 100.0%	$70,050,067

(a)  A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default.

*  Non-income producing security.

**  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this Schedule of Portfolio Investments as follows: Federal Home Loan Bank, 0% to 6.00%, due 1/2/08 to 6/8/17; Federal Home Loan Mortgage Corp., 0% to 5.76%, due 12/7/07 to 11/23/35; Federal National Mortgage Association, 0% to 6.30%, due 2/27/08 to 6/13/22, which had a total value of $1,907,673. The investment in the repurchase agreement was through participation in a pooled account.

***  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this Schedule of Portfolio Investments as follows: Federal Home Loan Bank, 0% to 5.25%, due 5/16/08 to 10/19/16; Federal Home Loan Mortgage Corp., 0% to 4.00%,due 1/2/08 to 9/22/09; Federal National Mortgage Association, 0% to 6.25%, due 4/10/08 to 8/15/17, which had a total value of $2,194,231. The investment in the repurchase agreement was through participation in a pooled account.

****  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this Schedule of Portfolio Investments as follows: Federal Home Loan Mortgage Corp., 0% due 2/11/08 to 4/21/08; Federal National Mortgage Association, 0% to 6.23%, due 5/30/08 to 5/15/30, which had a total value of $381,535. The investment in the repurchase agreement was through participation in a pooled account.

*****  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this Schedule of Portfolio Investments as follows: Federal Home Loan Bank, 0% to 6.00%, due 1/11/08 to 7/21/25; Federal Home Loan Mortgage Corp., 0% to 6.10%, due 2/11/08 to 3/6/37; Federal National Mortgage Association, 0% to 6.21%, due 1/7/08 to 8/6/38, which had a total value of $5,087,107. The investment in the repurchase agreement was through participation in a pooled account.

REIT  Real Estate Investment Trust

As of November 30, 2007, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$3,091,127
Aggregated gross unrealized depreciation	(6,328,784)
Net unrealized depreciation	$(3,237,657)
Federal income tax cost of investments	$75,492,605

See accompanying notes to the financial statements.

Futures Contracts Purchased

Ultra Russell2000 had the following open long futures contracts as of November 30, 2007:

	Number of Contracts	Expiration Date	Notional Value	Unrealized Depreciation
E-Mini Russell 2000 Index® Futures Contracts	91	December - 07	$6,983,340	$(18,675)

Cash collateral in the amount of $402,036 was pledged to cover margin requirements for open futures contracts as of November 30, 2007.

Swap Agreements

Ultra Russell 2000 had the following open swap agreements as of November 30, 2007:

	Notional Amount at Value	Unrealized Depreciation
Equity Index Swap Agreement based on the Russell 2000® Index, expiring 12/27/07	$30,492,065	$(678,678)
Equity Index Swap Agreement based on the Russell 2000® Index, expiring 12/27/07	42,000,000	(1,860,592)
		$(2,539,270)

See accompanying notes to the financial statements.

Schedule of Portfolio Investments November 30, 2007 (Unaudited)

Ultra Russell1000 Value

Shares		Value
	Common Stocks (a) — 92.3%
	Consumer Discretionary — 6.9%
15	AnnTaylor Stores Corp.*	$457
38	Autoliv, Inc.	2,219
165	AutoNation, Inc.*	2,723
56	Barnes & Noble, Inc.	2,153
36	Black & Decker Corp.	2,975
55	BorgWarner, Inc.	5,314
108	Brunswick Corp.	2,202
177	Cablevision Systems Corp.*	4,784
305	Carnival Corp.	13,762
717	CBS Corp., Class B	19,667
136	Centex Corp.	2,837
3	Central European Media Enterprises Ltd.*	329
115	Circuit City Stores, Inc.	744
466	Clear Channel Communications, Inc.	16,729
1,364	Comcast Corp., Class A*	28,017
74	Dillard's, Inc., Class A	1,509
149	Discovery Holding Co., Class A*	3,645
375	DR Horton, Inc.	4,489
16	DreamWorks Animation SKG, Inc., Class A*	421
344	Eastman Kodak Co.	8,077
108	EW Scripps Co., Class A	4,693
226	Expedia, Inc.*	7,368
186	Foot Locker, Inc.	2,427
2,414	Ford Motor Co.*	18,129
182	Fortune Brands, Inc.	13,950
280	Gannett Co., Inc.	10,290
716	Gap, Inc. (The)	14,606
576	General Motors Corp.	17,182
203	Genuine Parts Co.	9,754
31	Getty Images, Inc.*	904
94	Harrah's Entertainment, Inc.	8,279
18	Harte-Hanks, Inc.	302
116	Hasbro, Inc.	3,221
30	Hearst-Argyle Television, Inc.	587
848	Home Depot, Inc.	24,219
194	IAC/InterActiveCorp*	5,399
176	Idearc, Inc.	3,330
42	International Speedway Corp., Class A	1,790
214	Interpublic Group of Cos., Inc.*	2,031
40	Jarden Corp.*	1,054

Shares		Value
	Common Stocks (a) (continued)
146	Johnson Controls, Inc.	$5,639
102	Jones Apparel Group, Inc.	1,901
92	KB Home	1,922
212	Leggett & Platt, Inc.	4,363
163	Lennar Corp., Class A	2,582
225	Liberty Global, Inc., Class A*	9,139
154	Liberty Media Corp. - Capital, Class A*	18,335
291	Liberty Media Corp. - Interactive, Class A*	5,864
116	Liz Claiborne, Inc.	2,910
520	Macy's, Inc.	15,418
242	Mattel, Inc.	4,835
54	McClatchy Co., Class A	730
1,130	McDonald's Corp.	66,071
42	MDC Holdings, Inc.	1,486
66	Mohawk Industries, Inc.*	5,309
127	New York Times Co. (The), Class A	2,096
160	Newell Rubbermaid, Inc.	4,285
923	News Corp., Class A	19,448
3	NVR, Inc.*	1,476
48	OfficeMax, Inc.	1,197
2	Orient-Express Hotels Ltd.	124
67	Penske Auto Group, Inc.	1,340
163	Pulte Homes, Inc.	1,666
85	R.H. Donnelley Corp.*	3,776
48	RadioShack Corp.	888
18	Regal Entertainment Group, Class A	356
159	Royal Caribbean Cruises Ltd.	6,449
50	Ryland Group, Inc.	1,150
23	Saks, Inc.*	474
90	Sears Holdings Corp.*	9,496
333	Service Corp. International	4,422
69	Snap-On, Inc.	3,373
68	Stanley Works (The)	3,546
3	Thor Industries, Inc.	106
83	Time Warner Cable, Inc., Class A*	2,160
3,850	Time Warner, Inc.	66,451
150	Toll Brothers, Inc.*	3,100
100	Tribune Co.	3,104
51	TRW Automotive Holdings Corp.*	1,145
107	VF Corp.	8,003
350	Virgin Media, Inc.	6,650
1,327	Walt Disney Co. (The)	43,990

See accompanying notes to the financial statements.

Shares		Value
	Common Stocks (a) (continued)
19	Warner Music Group Corp.	$143
7	Washington Post Co. (The), Class B	5,645
26	Whirlpool Corp.	2,105
201	Wyndham Worldwide Corp.	5,863
		633,099
	Consumer Staples — 8.0%
83	Alberto-Culver Co.	2,122
1,077	Altria Group, Inc.	83,532
336	Anheuser-Busch Cos., Inc.	17,714
780	Archer-Daniels-Midland Co.	28,353
41	Avon Products, Inc.	1,683
78	BJ's Wholesale Club, Inc.*	2,921
27	Brown-Forman Corp., Class B	1,907
144	Bunge Ltd.	16,177
119	Campbell Soup Co.	4,370
4	Church & Dwight Co., Inc.	224
13	Clorox Co.	843
938	Coca-Cola Co. (The)	58,250
372	Coca-Cola Enterprises, Inc.	9,661
47	Colgate-Palmolive Co.	3,764
594	ConAgra Foods, Inc.	14,862
228	Constellation Brands, Inc., Class A*	5,369
89	Corn Products International, Inc.	3,500
166	Costco Wholesale Corp.	11,188
819	CVS Caremark Corp.	32,834
145	Dean Foods Co.	3,616
241	Del Monte Foods Co.	2,121
19	Energizer Holdings, Inc.*	2,159
355	General Mills, Inc.	21,353
59	Hershey Co. (The)	2,355
175	HJ Heinz Co.	8,278
88	Hormel Foods Corp.	3,498
68	JM Smucker Co. (The)	3,341
92	Kellogg Co.	4,972
282	Kimberly-Clark Corp.	19,686
1,915	Kraft Foods, Inc.	66,163
309	Kroger Co. (The)	8,884
53	Loews Corp. - Carolina Group	4,714
53	McCormick & Co., Inc. (Non-Voting)	2,025
131	Molson Coors Brewing Co., Class B	7,053
126	Pepsi Bottling Group, Inc.	5,376
70	PepsiAmericas, Inc.	2,370

Shares		Value
	Common Stocks (a) (continued)
2,270	Procter & Gamble Co.	$167,980
204	Reynolds American, Inc.	14,284
813	Rite Aid Corp.*	3,024
527	Safeway, Inc.	18,340
418	Sara Lee Corp.	7,035
131	Smithfield Foods, Inc.*	3,937
250	SUPERVALU, Inc.	10,468
315	Tyson Foods, Inc., Class A	4,697
86	UST, Inc.	4,979
766	Wal-Mart Stores, Inc.	36,691
34	WM. Wrigley Jr. Co.	2,176
		740,849
	Energy — 13.9%
554	Anadarko Petroleum Corp.	31,356
395	Apache Corp.	38,232
230	Chesapeake Energy Corp.	8,705
2,566	Chevron Corp.	225,218
100	Cimarex Energy Co.	3,863
1,952	ConocoPhillips	156,238
19	Continental Resources, Inc.*	453
532	Devon Energy Corp.	44,055
836	El Paso Corp.	13,443
13	ENSCO International, Inc.	700
292	EOG Resources, Inc.	24,172
5,353	Exxon Mobil Corp.	477,273
94	Forest Oil Corp.*	4,426
66	Frontier Oil Corp.	2,917
22	Helix Energy Solutions Group, Inc.*	893
123	Helmerich & Payne, Inc.	4,250
332	Hess Corp.	23,645
859	Marathon Oil Corp.	48,018
224	Murphy Oil Corp.	16,020
40	Nabors Industries Ltd.*	1,076
155	Newfield Exploration Co.*	7,727
175	Noble Energy, Inc.	12,607
995	Occidental Petroleum Corp.	69,421
37	Overseas Shipholding Group, Inc.	2,649
187	Patterson-UTI Energy, Inc.	3,525
147	Pioneer Natural Resources Co.	6,552
133	Plains Exploration & Production Co.*	6,705
52	Pride International, Inc.*	1,714
37	Rowan Cos., Inc.	1,310

See accompanying notes to the financial statements.

Schedule of Portfolio Investments November 30, 2007 (Unaudited)

Ultra Russell1000 Value (continued)

Shares		Value
	Common Stocks (a) (continued)
29	SEACOR Holdings, Inc.*	$2,627
755	Spectra Energy Corp.	18,603
75	St. Mary Land & Exploration Co.	2,947
48	Teekay Corp.	2,700
23	Tidewater, Inc.	1,124
12	Unit Corp.*	537
138	Valero Energy Corp.	8,980
12	W&T Offshore, Inc.	317
15	Western Refining, Inc.	434
116	Williams Cos., Inc.	4,026
		1,279,458
	Financials — 28.0%
371	ACE Ltd.	22,197
49	Aflac, Inc.	3,069
6	Alleghany Corp.*	2,454
182	Allied Capital Corp.	4,428
72	Allied World Assurance Holdings Ltd.	3,332
681	Allstate Corp. (The)	34,813
119	AMB Property Corp. (REIT)	7,278
122	AMBAC Financial Group, Inc.	3,322
224	American Capital Strategies Ltd.	8,425
98	American Financial Group, Inc.	2,864
2,489	American International Group, Inc.	144,686
19	American National Insurance	2,271
131	AmeriCredit Corp.*	1,503
281	Ameriprise Financial, Inc.	16,492
480	Annaly Capital Management, Inc. (REIT)	8,261
350	AON Corp.	17,489
110	Apartment Investment & Management Co. (REIT)	4,375
57	Arch Capital Group Ltd.*	3,977
90	Arthur J. Gallagher & Co.	2,365
153	Associated Banc-Corp.	4,163
145	Assurant, Inc.	9,487
103	Astoria Financial Corp.	2,579
96	AvalonBay Communities, Inc. (REIT)	9,546
183	Axis Capital Holdings Ltd.	6,980
98	Bancorpsouth, Inc.	2,397
5,298	Bank of America Corp.	244,397
40	Bank of Hawaii Corp.	2,083
882	Bank of New York Mellon Corp. (The)	42,301

Shares		Value
	Common Stocks (a) (continued)
658	BB&T Corp.	$23,741
142	Bear Stearns Cos., Inc. (The)	14,157
33	BlackRock, Inc.	6,546
26	BOK Financial Corp.	1,423
122	Boston Properties, Inc. (REIT)	12,007
104	Brandywine Realty Trust (REIT)	2,132
60	BRE Properties, Inc. (REIT)	2,673
68	Camden Property Trust (REIT)	3,577
467	Capital One Financial Corp.	24,896
69	CapitalSource, Inc. (REIT)	1,156
8	Capitol Federal Financial	271
78	CBL & Associates Properties, Inc. (REIT)	2,253
479	Chubb Corp.	26,129
205	Cincinnati Financial Corp.	8,196
228	CIT Group, Inc.	6,065
5,906	Citigroup, Inc.	196,670
48	City National Corp.	3,092
32	CNA Financial Corp.	1,134
190	Colonial BancGroup, Inc. (The)	3,025
56	Colonial Properties Trust (REIT)	1,371
187	Comerica, Inc.	8,561
163	Commerce Bancorp, Inc.	6,491
87	Commerce Bancshares, Inc.	3,950
225	Conseco, Inc.*	2,889
708	Countrywide Financial Corp.	7,661
71	Cullen/Frost Bankers, Inc.	3,735
149	Developers Diversified Realty Corp. (REIT)	6,617
537	Discover Financial Services	9,328
124	Douglas Emmett, Inc. (REIT)	2,977
47	Duke Realty Corp. (REIT)	1,236
318	E*Trade Financial Corp.*	1,463
76	East West Bancorp, Inc.	2,048
70	Endurance Specialty Holdings Ltd.	2,827
324	Equity Residential (REIT)	12,056
44	Erie Indemnity Co., Class A	2,277
15	Essex Property Trust, Inc. (REIT)	1,556
76	Everest Re Group Ltd.	7,975
1,162	Fannie Mae	44,644
32	Federal Realty Investment Trust (REIT)	2,662
265	Fidelity National Financial, Inc., Class A	4,139
657	Fifth Third Bancorp	19,651

See accompanying notes to the financial statements.

Shares		Value
	Common Stocks (a) (continued)
110	First American Corp.	$3,760
8	First Citizens BancShares, Inc., Class A	1,254
150	First Horizon National Corp.	3,312
480	Freddie Mac	16,834
207	Fulton Financial Corp.	2,590
115	General Growth Properties, Inc. (REIT)	5,341
519	Genworth Financial, Inc.	13,619
13	GLG Partners, Inc.*	179
275	Goldman Sachs Group, Inc. (The)	62,326
58	Hanover Insurance Group, Inc. (The)	2,616
378	Hartford Financial Services Group, Inc.	36,031
76	HCC Insurance Holdings, Inc.	2,336
246	HCP, Inc. (REIT)	8,229
85	Health Care REIT, Inc. (REIT)	3,809
112	Hospitality Properties Trust (REIT)	4,092
623	Host Hotels & Resorts, Inc. (REIT)	11,955
269	HRPT Properties Trust (REIT)	2,227
391	Hudson City Bancorp, Inc.	5,951
436	Huntington Bancshares, Inc.	6,841
96	IndyMac Bancorp, Inc.	917
153	iStar Financial, Inc. (REIT)	4,478
47	Janus Capital Group, Inc.	1,578
149	Jefferies Group, Inc.	3,808
4,078	JPMorgan Chase & Co.	186,038
468	Keycorp	12,327
256	Kimco Realty Corp. (REIT)	10,109
92	Legg Mason, Inc.	7,021
636	Lehman Brothers Holdings, Inc.	39,833
196	Leucadia National Corp.	9,204
110	Liberty Property Trust (REIT)	3,444
323	Lincoln National Corp.	19,887
520	Loews Corp.	24,851
82	M&T Bank Corp.	7,459
81	Mack-Cali Realty Corp. (REIT)	2,891
12	Markel Corp.*	5,786
621	Marsh & McLennan Cos., Inc.	15,599
310	Marshall & Ilsley Corp.	9,756
156	MBIA, Inc.	5,696
32	Mercury General Corp.	1,660
787	Merrill Lynch & Co., Inc.	47,173
563	MetLife, Inc.	36,927
54	MF Global Ltd.*	1,557
99	MGIC Investment Corp.	2,328

Shares		Value
	Common Stocks (a) (continued)
1,186	Morgan Stanley	$62,526
26	Nasdaq Stock Market, Inc. (The)*	1,127
690	National City Corp.	13,634
64	Nationwide Financial Services	2,865
384	New York Community Bancorp, Inc.	7,146
40	Northern Trust Corp.	3,240
277	Old Republic International Corp.	4,158
34	OneBeacon Insurance Group Ltd.	717
53	PartnerRe Ltd.	4,376
79	People's United Financial, Inc.	1,341
16	Philadelphia Consolidated Holding Co.*	681
194	Plum Creek Timber Co., Inc. (REIT)	8,996
97	PMI Group, Inc. (The)	1,283
415	PNC Financial Services Group, Inc.	30,382
334	Popular, Inc.	3,210
302	Principal Financial Group, Inc.	19,778
834	Progressive Corp. (The)	15,346
38	Prologis (REIT)	2,486
83	Protective Life Corp.	3,435
420	Prudential Financial, Inc.	39,539
137	Public Storage (REIT)	10,596
96	Radian Group, Inc.	1,089
112	Raymond James Financial, Inc.	3,638
87	Rayonier, Inc. (REIT)	4,035
83	Regency Centers Corp. (REIT)	5,515
841	Regions Financial Corp.	22,228
35	Reinsurance Group of America, Inc.	1,894
87	RenaissanceRe Holdings Ltd.	5,143
113	Safeco Corp.	6,521
118	Simon Property Group, Inc. (REIT)	11,617
71	SL Green Realty Corp. (REIT)	7,377
512	Sovereign Bancorp, Inc.	6,026
59	Stancorp Financial Group, Inc.	3,073
90	State Street Corp.	7,190
4	Student Loan Corp. (The)	562
426	SunTrust Banks, Inc.	29,867
206	Synovus Financial Corp.	5,127
29	Taubman Centers, Inc. (REIT)	1,552
155	TCF Financial Corp.	3,009
103	TFS Financial Corp.*	1,272
156	Thornburg Mortgage, Inc. (REIT)	1,663
114	Torchmark Corp.	7,031
21	Transatlantic Holdings, Inc.	1,561

See accompanying notes to the financial statements.

Schedule of Portfolio Investments November 30, 2007 (Unaudited)

Ultra Russell1000 Value (continued)

Shares		Value
	Common Stocks (a) (continued)
793	Travelers Cos., Inc. (The)	$42,116
2,076	U.S. Bancorp	68,695
57	UnionBanCal Corp.	3,077
55	Unitrin, Inc.	2,544
431	Unum Group	10,706
144	Valley National Bancorp	2,822
159	Vornado Realty Trust (REIT)	14,310
2,373	Wachovia Corp.	102,039
104	Washington Federal, Inc.	2,441
1,053	Washington Mutual, Inc.	20,533
64	Webster Financial Corp.	2,156
4,056	Wells Fargo & Co.	131,536
2	Wesco Financial Corp.	864
11	White Mountains Insurance Group Ltd.	5,665
80	Whitney Holding Corp.	2,192
82	Wilmington Trust Corp.	2,929
141	WR Berkley Corp.	4,312
196	XL Capital Ltd., Class A	11,472
130	Zions Bancorporation	7,094
		2,577,775
	Health Care — 6.9%
116	Aetna, Inc.	6,482
108	AmerisourceBergen Corp.	4,900
370	Amgen, Inc.*	20,442
165	Applera Corp. - Applied Biosystems Group	5,636
14	Beckman Coulter, Inc.	990
278	Biogen Idec, Inc.*	20,605
1,590	Boston Scientific Corp.*	20,082
34	Brookdale Senior Living, Inc.	1,125
53	Charles River Laboratories International, Inc.*	3,367
104	Community Health Systems, Inc.*	3,476
32	Cooper Cos., Inc. (The)	1,377
12	Coventry Health Care, Inc.*	695
592	Covidien Ltd.	23,745
606	Eli Lilly & Co.	32,088
289	Health Management Associates, Inc., Class A	1,968
61	Hillenbrand Industries, Inc.	3,284
25	IMS Health, Inc.	584
35	Invitrogen Corp.*	3,395
2,161	Johnson & Johnson	146,386

Shares		Value
	Common Stocks (a) (continued)
12	Kinetic Concepts, Inc.*	$704
291	King Pharmaceuticals, Inc.*	3,082
69	LifePoint Hospitals, Inc.*	2,183
27	McKesson Corp.	1,802
450	Merck & Co., Inc.	26,712
171	Millennium Pharmaceuticals, Inc.*	2,521
127	Omnicare, Inc.	3,236
108	PerkinElmer, Inc.	2,946
8,379	Pfizer, Inc.	199,085
13	Quest Diagnostics, Inc.	716
127	Tenet Healthcare Corp.*	700
254	Thermo Fisher Scientific, Inc.*	14,641
40	Universal Health Services, Inc., Class B	2,038
52	Watson Pharmaceuticals, Inc.*	1,524
375	WellPoint, Inc.*	31,579
761	Wyeth	37,365
		631,461
	Industrials — 9.8%
55	3M Co.	4,579
37	AGCO Corp.*	2,551
52	Alexander & Baldwin, Inc.	2,672
5	Alliant Techsystems, Inc.*	584
290	Allied Waste Industries, Inc.*	3,309
23	Armstrong World Industries, Inc.*	982
19	Avery Dennison Corp.	990
78	Avis Budget Group, Inc.*	1,172
24	Burlington Northern Santa Fe Corp.	2,004
54	Carlisle Cos., Inc.	2,150
38	Cintas Corp.	1,216
12	Con-way, Inc.	507
148	Cooper Industries Ltd., Class A	7,433
5	Copart, Inc.*	187
60	Crane Co.	2,696
433	CSX Corp.	18,186
256	Deere & Co.	43,981
166	Dover Corp.	7,682
46	DRS Technologies, Inc.	2,724
154	Eaton Corp.	13,754
160	Emerson Electric Co.	9,123
59	FedEx Corp.	5,810
7	Flowserve Corp.	659
63	Gardner Denver, Inc.*	2,086

See accompanying notes to the financial statements.

Shares		Value
	Common Stocks (a) (continued)
35	GATX Corp.	$1,296
416	General Dynamics Corp.	36,932
10,919	General Electric Co.	418,088
133	Hertz Global Holdings, Inc.*	2,540
134	Honeywell International, Inc.	7,587
47	Hubbell, Inc., Class B	2,582
150	Illinois Tool Works, Inc.	8,325
305	Ingersoll-Rand Co., Ltd., Class A	15,750
190	ITT Corp.	12,244
36	Kansas City Southern*	1,239
201	KBR, Inc.*	8,004
20	Kennametal, Inc.	1,561
99	L-3 Communications Holdings, Inc.	10,954
56	Lennox International, Inc.	1,895
16	Lincoln Electric Holdings, Inc.	1,116
425	Masco Corp.	9,520
231	Norfolk Southern Corp.	11,830
386	Northrop Grumman Corp.	30,413
105	Northwest Airlines Corp.*	1,909
132	Owens Corning, Inc.*	2,905
13	Pall Corp.	497
208	Parker Hannifin Corp.	16,521
119	Pentair, Inc.	4,036
47	Pitney Bowes, Inc.	1,809
263	R.R. Donnelley & Sons Co.	9,642
257	Raytheon Co.	15,895
21	Republic Services, Inc.	697
69	Ryder System, Inc.	2,992
8	Shaw Group, Inc. (The)*	507
692	Southwest Airlines Co.	9,792
15	Spirit Aerosystems Holdings, Inc., Class A*	524
63	SPX Corp.	6,411
21	Steelcase, Inc.	318
47	Teleflex, Inc.	2,836
113	Timken Co.	3,604
12	Trinity Industries, Inc.	304
592	Tyco International Ltd.	23,757
56	UAL Corp.*	2,293
124	Union Pacific Corp.	15,641
102	United Rentals, Inc.*	2,374
463	United Technologies Corp.	34,618
75	URS Corp.*	4,312

Shares		Value
	Common Stocks (a) (continued)
97	US Airways Group, Inc.*	$2,015
96	USG Corp.*	3,522
271	Waste Management, Inc.	9,301
13	WW Grainger, Inc.	1,148
69	YRC Worldwide, Inc.*	1,222
		900,315
	Information Technology — 3.1%
140	ADC Telecommunications, Inc.*	2,318
427	Advanced Micro Devices, Inc.*	4,167
65	Affiliated Computer Services, Inc., Class A*	2,727
67	Arrow Electronics, Inc.*	2,480
536	Atmel Corp.*	2,353
74	Avnet, Inc.*	2,553
48	AVX Corp.	688
185	CA, Inc.	4,531
241	Cadence Design Systems, Inc.*	4,001
21	Checkfree Corp.*	1,000
207	Computer Sciences Corp.*	10,934
68	Compuware Corp.*	562
164	Convergys Corp.*	2,675
76	Cree, Inc.*	1,872
255	Electronic Data Systems Corp.	5,166
62	Fair Isaac Corp.	2,292
87	Fairchild Semiconductor International, Inc.*	1,380
36	Fidelity National Information Services, Inc.	1,556
7	Genpact Ltd.*	100
43	Hewitt Associates, Inc., Class A*	1,612
174	Ingram Micro, Inc.*	3,463
157	Integrated Device Technology, Inc.*	1,904
333	International Business Machines Corp.	35,025
67	International Rectifier Corp.*	2,179
74	Intersil Corp., Class A	1,846
81	Jabil Circuit, Inc.	1,373
111	JDS Uniphase Corp.*	1,494
174	Juniper Networks, Inc.*	5,171
52	Lexmark International, Inc., Class A*	1,814
349	LSI Corp.*	1,937
103	Metavante Technologies, Inc.*	2,346
608	Micron Technology, Inc.*	5,059
70	Molex, Inc.	1,929

See accompanying notes to the financial statements.

Schedule of Portfolio Investments November 30, 2007 (Unaudited)

Ultra Russell1000 Value (continued)

Shares		Value
	Common Stocks (a) (continued)
2,763	Motorola, Inc.	$44,125
188	NCR Corp.*	4,501
362	Novell, Inc.*	2,541
48	Novellus Systems, Inc.*	1,248
18	QLogic Corp.*	243
26	Rambus, Inc.*	504
111	SanDisk Corp.*	4,156
492	Sanmina-SCI Corp.*	871
403	Seagate Technology	10,393
794	Sun Microsystems, Inc.*	16,504
920	Symantec Corp.*	16,376
66	Tech Data Corp.*	2,482
523	Tellabs, Inc.*	3,640
188	Teradata Corp.*	4,880
102	Teradyne, Inc.*	1,111
592	Tyco Electronics Ltd.	22,135
415	Unisys Corp.*	2,058
183	Vishay Intertechnology, Inc.*	2,286
8	VMware, Inc., Class A*	731
186	Western Digital Corp.*	5,139
53	Western Union Co. (The)	1,198
1,119	Xerox Corp.*	18,889
		286,518
	Materials — 3.9%
137	Air Products & Chemicals, Inc.	13,569
6	Airgas, Inc.	297
1,038	Alcoa, Inc.	37,752
67	Ashland, Inc.	3,299
125	Bemis Co., Inc.	3,391
23	Cabot Corp.	792
26	Carpenter Technology Corp.	1,962
54	Celanese Corp., Class A	2,143
270	Chemtura Corp.	2,025
143	Commercial Metals Co.	4,420
50	Cytec Industries, Inc.	3,067
279	Domtar Corp.*	2,120
1,138	Dow Chemical Co. (The)	47,728
100	Eastman Chemical Co.	6,421
927	EI Du Pont de Nemours & Co.	42,781
91	FMC Corp.	4,980
80	Freeport-McMoRan Copper & Gold, Inc.	7,914
108	Huntsman Corp.	2,739

Shares		Value
	Common Stocks (a) (continued)
24	International Flavors & Fragrances, Inc.	$1,203
520	International Paper Co.	17,550
124	Louisiana-Pacific Corp.	1,907
61	Lubrizol Corp.	3,913
277	Lyondell Chemical Co.	13,074
220	MeadWestvaco Corp.	7,231
105	Mosaic Co. (The)*	7,261
296	Newmont Mining Corp.	14,708
279	Nucor Corp.	16,520
12	Owens-Illinois, Inc.*	539
196	PPG Industries, Inc.	13,453
70	Reliance Steel & Aluminum Co.	3,611
76	Rohm & Haas Co.	4,132
20	RPM International, Inc.	381
43	Scotts Miracle-Gro Co. (The), Class A	1,587
166	Sealed Air Corp.	3,879
110	Sigma-Aldrich Corp.	5,792
304	Smurfit-Stone Container Corp.*	3,347
120	Sonoco Products Co.	3,646
69	Steel Dynamics, Inc.	3,471
126	Temple-Inland, Inc.	5,792
142	United States Steel Corp.	13,873
108	Valspar Corp.	2,434
23	Westlake Chemical Corp.	455
258	Weyerhaeuser Co.	18,881
		356,040
	Telecommunication Services — 5.7%
7,361	AT&T, Inc.	281,264
131	CenturyTel, Inc.	5,585
337	Citizens Communications Co.	4,374
27	Clearwire Corp., Class A*	420
51	Crown Castle International Corp.*	2,140
180	Embarq Corp.	9,171
1,921	Qwest Communications International, Inc.*	12,736
3,358	Sprint Nextel Corp.	52,116
68	Telephone & Data Systems, Inc.	4,233
13	U.S. Cellular Corp.*	1,066
3,466	Verizon Communications, Inc.	149,766
255	Windstream Corp.	3,302
		526,173

See accompanying notes to the financial statements.

Shares		Value
	Common Stocks (a) (continued)
	Utilities — 6.1%
93	AGL Resources, Inc.	$3,448
136	Alliant Energy Corp.	5,647
247	Ameren Corp.	13,301
476	American Electric Power Co., Inc.	22,691
147	Aqua America, Inc.	3,255
106	Atmos Energy Corp.	2,776
268	CMS Energy Corp.	4,671
323	Consolidated Edison, Inc.	15,649
48	Constellation Energy Group, Inc.	4,810
695	Dominion Resources, Inc.	32,825
63	DPL, Inc.	1,908
195	DTE Energy Co.	9,565
1,504	Duke Energy Corp.	29,764
338	Dynegy, Inc., Class A*	2,572
389	Edison International	21,776
86	Energen Corp.	5,482
189	Energy East Corp.	5,224
235	Entergy Corp.	28,092
35	Equitable Resources, Inc.	1,850
440	Exelon Corp.	35,671
364	FirstEnergy Corp.	24,956
485	FPL Group, Inc.	33,834
102	Great Plains Energy, Inc.	3,027
98	Hawaiian Electric Industries, Inc.	2,269
90	Integrys Energy Group, Inc.	4,591
217	MDU Resources Group, Inc.	5,922
97	Mirant Corp.*	3,743
100	National Fuel Gas Co.	4,765
327	NiSource, Inc.	6,053
185	Northeast Utilities	5,842
56	NRG Energy, Inc.*	2,374
127	NSTAR	4,445
110	OGE Energy Corp.	3,916
124	Oneok, Inc.	5,766
231	Pepco Holdings, Inc.	6,491
420	PG&E Corp.	19,433
120	Pinnacle West Capital Corp.	5,143
117	PPL Corp.	5,962
308	Progress Energy, Inc.	15,036
303	Public Service Enterprise Group, Inc.	29,009
139	Puget Energy, Inc.	3,902

Shares		Value
	Common Stocks (a) (continued)
135	Questar Corp.	$7,216
408	Reliant Energy, Inc.*	10,624
139	SCANA Corp.	5,923
315	Sempra Energy	19,725
225	Sierra Pacific Resources	3,870
897	Southern Co.	33,745
128	Southern Union Co.	3,821
250	TECO Energy, Inc.	4,330
126	UGI Corp.	3,331
91	Vectren Corp.	2,672
139	Wisconsin Energy Corp.	6,650
488	Xcel Energy, Inc.	11,278
		560,641
	Total Common Stock (Cost $8,885,064)	8,492,329
Principal Amount
	Repurchase Agreements — 19.4%
$356,608	Credit Suisse First Boston Corp., 4.64%, dated 11/30/07, due 12/03/07, total to be received $356,746 **	356,608
410,175	Credit Suisse First Boston Corp., 4.55%, dated 11/30/07, due 12/03/07, total to be received $410,331 ***	410,175
71,322	UBS Warburg LLC, 4.55%, dated 11/30/07, due 12/03/07, total to be received $71,349 ****	71,322
950,954	UBS Warburg LLC, 4.55%, dated 11/30/07, due 12/03/07, total to be received $951,315 *****	950,954
	Total Repurchase Agreements (Cost $1,789,059)	1,789,059
	Total Investments (Cost $10,674,123) — 111.7%	10,281,388
	Liabilities in excess of other assets — (11.7%)	(1,078,812)
	Net Assets — 100.0%	$9,202,576

See accompanying notes to the financial statements.

Schedule of Portfolio Investments November 30, 2007 (Unaudited)

Ultra Russell1000 Value (continued)

(a)  A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default.

*  Non-income producing security.

**  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this Schedule of Portfolio Investments as follows: Federal Home Loan Bank, 0% to 6.00%, due 1/2/08 to 6/8/17; Federal Home Loan Mortgage Corp., 0% to 5.76%, due 12/7/07 to 11/23/35; Federal National Mortgage Association, 0% to 6.30%, due 2/27/08 to 6/13/22, which had a total value of $363,742. The investment in the repurchase agreement was through participation in a pooled account.

***  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this Schedule of Portfolio Investments as follows: Federal Home Loan Bank, 0% to 5.25%, due 5/16/08 to 10/19/16; Federal Home Loan Mortgage Corp., 0% to 4.00%, due 1/2/08 to 9/22/09; Federal National Mortgage Association, 0% to 6.25%, due 4/10/08 to 8/15/17, which had a total value of $418,380. The investment in the repurchase agreement was through participation in a pooled account.

****  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this Schedule of Portfolio Investments as follows: Federal Home Loan Mortgage Corp., 0% due 2/11/08 to 4/21/08; Federal National Mortgage Association, 0% to 6.23%, due 5/30/08 to 5/15/30, which had a total value of $72,748. The investment in the repurchase agreement was through participation in a pooled account.

*****  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this Schedule of Portfolio Investments as follows: Federal Home Loan Bank, 0% to 6.00%, due 1/11/08 to 7/21/25; Federal Home Loan Mortgage Corp., 0% to 6.10%, due 2/11/08 to 3/6/37; Federal National Mortgage Association, 0% to 6.21%, due 1/7/08 to 8/6/38, which had a total value of $969,974. The investment in the repurchase agreement was through participation in a pooled account.

REIT  Real Estate Investment Trust

As of November 30, 2007, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$502,889
Aggregate gross unrealized depreciation	(1,022,040)
Net unrealized depreciation	$(519,151)
Federal income tax cost of investments	$10,800,539

Swap Agreements

Ultra Russell1000 Value had the following open swap agreement as of November 30, 2007:

	Notional Amount at Value	Unrealized Depreciation
Equity Index Swap Agreement based on Russell 1000® Value Index, expiring 12/27/07	$10,126,379	$(264,110)

See accompanying notes to the financial statements.

Schedule of Portfolio Investments November 30, 2007 (Unaudited)

Ultra Russell1000 Growth

Shares		Value
	Common Stocks (a) — 90.4%
	Consumer Discretionary — 10.7%
230	Abercrombie & Fitch Co.	$18,869
265	Advance Auto Parts, Inc.	9,529
798	Amazon.Com, Inc.*	72,267
487	American Eagle Outfitters, Inc.	11,147
136	AnnTaylor Stores Corp.*	4,141
379	Apollo Group, Inc., Class A*	29,001
124	Autoliv, Inc.	7,242
122	Autozone, Inc.*	13,619
12	Barnes & Noble, Inc.	461
727	Bed Bath & Beyond, Inc.*	22,864
905	Best Buy Co., Inc.	46,200
280	Big Lots, Inc.*	5,228
85	Black & Decker Corp.	7,025
32	BorgWarner, Inc.	3,092
148	Boyd Gaming Corp.	5,731
276	Brinker International, Inc.	6,356
167	Burger King Holdings, Inc.	4,392
191	Cablevision Systems Corp.*	5,163
249	Career Education Corp.*	7,154
567	Carmax, Inc.*	12,967
476	Carnival Corp.	21,477
16	Centex Corp.	334
81	Central European Media Enterprises Ltd.*	8,887
189	Cheesecake Factory (The)*	4,402
462	Chico's FAS, Inc.*	5,225
93	Choice Hotels International, Inc.	3,222
193	Circuit City Stores, Inc.	1,249
279	Clear Channel Communications, Inc.	10,016
104	Clear Channel Outdoor Holdings, Inc., Class A*	2,835
973	Coach, Inc.*	36,137
162	Coldwater Creek, Inc.*	1,336
4,749	Comcast Corp., Class A*	97,544
210	CROCS, Inc.*	8,196
136	CTC Media, Inc.*	3,272
371	Darden Restaurants, Inc.	14,762
212	Dick's Sporting Goods, Inc.*	6,627
1,871	DIRECTV Group, Inc. (The)*	46,532
406	Discovery Holding Co., Class A*	9,931
256	Dollar Tree Stores, Inc.*	7,337
156	Dow Jones & Co., Inc.	9,321

Shares		Value
	Common Stocks (a) (continued)
137	DreamWorks Animation SKG, Inc., Class A*	$3,603
546	EchoStar Communications Corp., Class A*	23,533
368	Family Dollar Stores, Inc.	8,666
413	GameStop Corp., Class A*	23,727
303	Garmin Ltd.	32,527
374	Gentex Corp.	7,413
64	Getty Images, Inc.*	1,866
550	Goodyear Tire & Rubber Co. (The)*	15,812
143	Guess ?, Inc.	6,711
847	H&R Block, Inc.	16,669
253	Hanesbrands, Inc.*	7,142
633	Harley-Davidson, Inc.	30,397
159	Harman International Industries, Inc.	11,702
281	Harrah's Entertainment, Inc.	24,748
92	Harte-Hanks, Inc.	1,546
130	Hasbro, Inc.	3,610
2,571	Home Depot, Inc.	73,428
31	IAC/InterActiveCorp*	863
872	International Game Technology	38,072
759	Interpublic Group of Cos., Inc.*	7,203
107	ITT Educational Services, Inc.*	12,106
92	Jarden Corp.*	2,425
592	JC Penney Co., Inc.	26,119
133	John Wiley & Sons, Inc., Class A	5,606
1,231	Johnson Controls, Inc.	47,541
842	Kohl's Corp.*	41,494
217	Lamar Advertising Co., Class A	11,286
274	Las Vegas Sands Corp.*	31,072
513	Liberty Global, Inc., Class A*	20,838
956	Liberty Media Corp. - Interactive, Class A*	19,263
19	Liz Claiborne, Inc.	477
3,949	Lowe's Cos., Inc.	96,395
835	Ltd Brands, Inc.	16,767
863	Marriott International, Inc., Class A	32,362
431	Mattel, Inc.	8,611
648	McDonald's Corp.	37,889
900	McGraw-Hill Cos., Inc. (The)	44,172
126	Meredith Corp.	6,936
310	MGM Mirage*	26,815
95	New York Times Co., (The), Class A	1,567
378	Newell Rubbermaid, Inc.	10,123

See accompanying notes to the financial statements.

Schedule of Portfolio Investments November 30, 2007 (Unaudited)

Ultra Russell1000 Growth (continued)

Shares		Value
	Common Stocks (a) (continued)
3,951	News Corp., Class A	$83,248
935	Nike, Inc., Class B	61,383
641	Nordstrom, Inc.	21,499
90	NutriSystem, Inc.*	2,263
5	NVR, Inc.*	2,460
299	O'Reilly Automotive, Inc.*	9,825
721	Office Depot, Inc.*	12,358
91	OfficeMax, Inc.	2,269
868	Omnicom Group, Inc.	42,315
105	Orient-Express Hotels Ltd.	6,501
74	Panera Bread Co., Class A*	2,965
193	Penn National Gaming, Inc.*	11,493
357	PetSmart, Inc.	10,167
147	Phillips-Van Heusen	6,236
161	Polo Ralph Lauren Corp.	11,106
129	Pool Corp.	2,750
198	Pulte Homes, Inc.	2,024
250	RadioShack Corp.	4,625
166	Regal Entertainment Group, Class A	3,285
364	Ross Stores, Inc.	9,602
318	Saks, Inc.*	6,551
170	Scientific Games Corp.*	5,506
291	Sherwin-Williams Co. (The)	18,284
3,835	Sirius Satellite Radio, Inc.*	14,688
70	Stanley Works (The)	3,650
1,876	Staples, Inc.	44,461
1,943	Starbucks Corp.*	45,447
528	Starwood Hotels & Resorts Worldwide, Inc.	28,343
2,243	Target Corp.	134,715
83	Thor Industries, Inc.	2,926
358	Tiffany & Co.	16,622
497	Tim Hortons, Inc.	19,100
225	Time Warner Cable, Inc., Class A*	5,857
1,423	Time Warner, Inc.	24,561
1,193	TJX Cos., Inc.	35,003
91	Tractor Supply Co.*	3,733
297	Urban Outfitters, Inc.*	7,781
1,598	Viacom, Inc., Class B*	67,148
158	WABCO Holdings, Inc.	7,420
2,282	Walt Disney Co. (The)	75,648
52	Warner Music Group Corp.	393
93	Weight Watchers International, Inc.	4,441

Shares		Value
	Common Stocks (a) (continued)
229	Wendy's International, Inc.	$6,419
148	Whirlpool Corp.	11,982
239	Williams-Sonoma, Inc.	6,957
35	Wyndham Worldwide Corp.	1,021
144	Wynn Resorts Ltd.	18,279
749	XM Satellite Radio Holdings, Inc., Class A*	11,684
1,374	Yum! Brands, Inc.	51,044
		2,418,230
	Consumer Staples — 9.4%
37	Alberto-Culver Co.	946
3,150	Altria Group, Inc.	244,314
1,256	Anheuser-Busch Cos., Inc.	66,216
1,061	Avon Products, Inc.	43,554
102	Bare Escentuals, Inc.*	2,147
144	Brown-Forman Corp., Class B	10,172
345	Campbell Soup Co.	12,668
163	Church & Dwight Co., Inc.	9,148
334	Clorox Co.	21,670
3,999	Coca-Cola Co. (The)	248,338
1,237	Colgate-Palmolive Co.	99,059
806	Costco Wholesale Corp.	54,324
2,072	CVS Caremark Corp.	83,066
23	Dean Foods Co.	574
106	Energizer Holdings, Inc.*	12,045
287	Estee Lauder Cos., Inc. (The)	12,880
68	General Mills, Inc.	4,090
179	Hansen Natural Corp.*	7,770
126	Herbalife Ltd.	5,276
312	Hershey Co. (The)	12,452
469	HJ Heinz Co.	22,184
417	Kellogg Co.	22,535
497	Kimberly-Clark Corp.	34,696
1,185	Kroger Co. (The)	34,069
169	Loews Corp.- Carolina Group	15,032
227	McCormick & Co., Inc./MD (Non-Voting)	8,674
145	NBTY, Inc.*	4,331
93	Pepsi Bottling Group, Inc.	3,968
4,273	PepsiCo, Inc.	329,790
3,271	Procter & Gamble Co.	242,054
1,008	Sara Lee Corp.	16,965
1,621	SYSCO Corp.	52,699

See accompanying notes to the financial statements.

Shares		Value
	Common Stocks (a) (continued)
232	UST, Inc.	$13,433
4,642	Wal-Mart Stores, Inc.	222,352
2,616	Walgreen Co.	95,719
371	Whole Foods Market, Inc.	15,957
553	WM. Wrigley Jr. Co.	35,392
		2,120,559
	Energy — 7.4%
374	Arch Coal, Inc.	14,160
840	Baker Hughes, Inc.	67,427
769	BJ Services Co.	18,902
254	Cabot Oil & Gas Corp.	8,743
289	Cameron International Corp.*	26,943
111	Cheniere Energy, Inc.*	3,863
705	Chesapeake Energy Corp.	26,684
73	CNX Gas Corp.*	2,248
478	CONSOL Energy, Inc.	28,336
36	Continental Resources, Inc./OK*	857
318	Denbury Resources, Inc.*	16,956
179	Diamond Offshore Drilling, Inc.	20,841
225	Dresser-Rand Group, Inc.*	8,010
363	ENSCO International, Inc.	19,548
3,014	Exxon Mobil Corp.	268,728
341	FMC Technologies, Inc.*	18,953
119	Foundation Coal Holdings, Inc.	5,407
145	Frontier Oil Corp.	6,409
127	Frontline Ltd.	5,912
241	Global Industries Ltd.*	5,343
334	Grant Prideco, Inc.*	16,065
2,398	Halliburton Co.	87,791
191	Helix Energy Solutions Group, Inc.*	7,753
119	Holly Corp.	5,766
213	Massey Energy Co.	7,231
651	Nabors Industries Ltd.*	17,512
932	National Oilwell Varco, Inc.*	63,516
703	Noble Corp.	36,647
64	Noble Energy, Inc.	4,611
143	Oceaneering International, Inc.*	9,125
70	Patriot Coal Corp.*	2,367
695	Peabody Energy Corp.	38,670
322	Pride International, Inc.*	10,616
131	Quicksilver Resources, Inc.*	6,629
388	Range Resources Corp.	15,784

Shares		Value
	Common Stocks (a) (continued)
207	Rowan Cos., Inc.	$7,328
3,091	Schlumberger Ltd.	288,854
526	Smith International, Inc.	32,991
445	Southwestern Energy Co.*	22,148
319	Sunoco, Inc.	21,405
212	Superior Energy Services*	7,399
358	Tesoro Corp.	17,606
190	Tetra Technologies, Inc.*	3,004
97	Tidewater, Inc.	4,742
814	Transocean, Inc.	111,804
95	Unit Corp.*	4,248
1,136	Valero Energy Corp.	73,919
46	W&T Offshore, Inc.	1,214
885	Weatherford International Ltd.*	55,419
37	Western Refining, Inc.	1,069
1,315	Williams Cos., Inc.	45,644
1,015	XTO Energy, Inc.	62,747
		1,665,894
	Financials — 6.4%
47	ACE Ltd.	2,812
78	Affiliated Managers Group, Inc.*	9,691
1,175	Aflac, Inc.	73,602
2,716	American Express Co.	160,190
412	American International Group, Inc.	23,950
21	AmeriCredit Corp.*	241
14	Apartment Investment & Management Co. (REIT)	557
48	Arthur J. Gallagher & Co.	1,261
44	Bank of Hawaii Corp.	2,291
1,030	Bank of New York Mellon Corp. (The)	49,399
95	BlackRock, Inc.	18,845
294	Brown & Brown, Inc.	7,232
218	CapitalSource, Inc. (REIT)	3,654
40	Capitol Federal Financial	1,356
512	CB Richard Ellis Group, Inc., Class A*	12,160
2,460	Charles Schwab Corp. (The)	59,803
143	CME Group, Inc.	94,180
7	CNA Financial Corp.	248
144	Commerce Bancorp, Inc.	5,734
71	Discover Financial Services	1,233
279	Duke Realty Corp. (REIT)	7,335
421	E*Trade Financial Corp.*	1,937

See accompanying notes to the financial statements.

Schedule of Portfolio Investments November 30, 2007 (Unaudited)

Ultra Russell1000 Growth (continued)

Shares		Value
	Common Stocks (a) (continued)
289	Eaton Vance Corp.	$12,647
23	Erie Indemnity Co., Class A	1,190
29	Essex Property Trust, Inc. (REIT)	3,008
77	Federal Realty Investment Trust (REIT)	6,406
229	Federated Investors, Inc., Class B	9,341
160	First Marblehead Corp. (The)	4,802
189	Forest City Enterprises, Inc., Class A	9,476
435	Franklin Resources, Inc.	53,583
680	Freddie Mac	23,848
313	General Growth Properties, Inc. (REIT)	14,536
110	GLG Partners, Inc.*	1,512
469	Goldman Sachs Group, Inc. (The)	106,294
7	Hanover Insurance Group, Inc. (The)	316
127	HCC Insurance Holdings, Inc.	3,904
26	Health Care REIT, Inc. (REIT)	1,165
568	Hudson City Bancorp, Inc.	8,645
185	IntercontinentalExchange, Inc.*	30,888
116	Investment Technology Group, Inc.*	5,299
357	Janus Capital Group, Inc.	11,984
97	Jones Lang LaSalle, Inc.	8,155
86	Kilroy Realty Corp. (REIT)	4,806
135	Lazard Ltd., Class A	6,569
142	Legg Mason, Inc.	10,836
188	Macerich Co. (The) (REIT)	14,598
577	Merrill Lynch & Co., Inc.	34,585
138	MF Global Ltd.*	3,979
561	Moody's Corp.	21,127
158	Morgan Stanley	8,330
236	Nasdaq Stock Market, Inc. (The)*	10,233
488	Northern Trust Corp.	39,523
242	Nymex Holdings, Inc.	30,141
692	NYSE Euronext	59,927
33	PartnerRe Ltd.	2,725
394	People's United Financial, Inc.	6,686
114	Philadelphia Consolidated Holding Co.*	4,854
36	Plum Creek Timber Co., Inc. (REIT)	1,669
39	Principal Financial Group, Inc.	2,554
589	Prologis (REIT)	38,532
293	Prudential Financial, Inc.	27,583
25	Public Storage (REIT)	1,933
12	Rayonier, Inc. (REIT)	557
340	SEI Investments Co.	10,547
319	Simon Property Group, Inc. (REIT)	31,406

Shares		Value
	Common Stocks (a) (continued)
1,079	SLM Corp.	$41,088
195	St. Joe Co. (The)	5,548
843	State Street Corp.	67,347
274	Synovus Financial Corp.	6,820
697	T. Rowe Price Group, Inc.	42,852
78	Taubman Centers, Inc. (REIT)	4,175
651	TD Ameritrade Holding Corp.*	12,167
49	TFS Financial Corp.*	605
25	Transatlantic Holdings, Inc.	1,859
356	UDR, Inc. (REIT)	7,843
350	Ventas, Inc. (REIT)	15,260
202	Weingarten Realty Investors (REIT)	7,201
114	WR Berkley Corp.	3,486
57	XL Capital Ltd., Class A	3,336
		1,447,997
	Health Care — 14.7%
4,040	Abbott Laboratories	232,340
17	Abraxis Bioscience, Inc.*	1,003
157	Advanced Medical Optics, Inc.*	3,960
1,087	Aetna, Inc.	60,742
800	Allergan, Inc.	53,632
201	AmerisourceBergen Corp.	9,119
2,038	Amgen, Inc.*	112,600
345	Amylin Pharmaceuticals, Inc.*	13,176
67	APP Pharmaceuticals, Inc.*	787
79	Applera Corp.- Applied Biosystems Group	2,699
288	Barr Pharmaceuticals, Inc.*	15,466
1,709	Baxter International, Inc.	102,318
132	Beckman Coulter, Inc.	9,336
643	Becton Dickinson & Co.	53,195
144	Biogen Idec, Inc.*	10,673
5,162	Bristol-Myers Squibb Co.	152,950
24	Brookdale Senior Living, Inc.	794
956	Cardinal Health, Inc.	57,886
996	Celgene Corp.*	61,304
174	Cephalon, Inc.*	13,036
172	Cerner Corp.*	10,277
60	Charles River Laboratories International, Inc.*	3,812
755	Cigna Corp.	40,476
22	Community Health Systems, Inc.*	735
47	Cooper Cos., Inc. (The)	2,022

See accompanying notes to the financial statements.

Shares		Value
	Common Stocks (a) (continued)
167	Covance, Inc.*	$14,584
383	Coventry Health Care, Inc.*	22,168
271	CR Bard, Inc.	22,908
276	DaVita, Inc.*	17,101
398	Dentsply International, Inc.	17,026
151	Edwards Lifesciences Corp.*	7,467
1,274	Eli Lilly & Co.	67,458
351	Endo Pharmaceuticals Holdings, Inc.*	9,621
577	Express Scripts, Inc.*	39,092
839	Forest Laboratories, Inc.*	32,343
138	Gen-Probe, Inc.*	9,231
1,221	Genentech, Inc.*	93,101
693	Genzyme Corp.*	51,926
2,449	Gilead Sciences, Inc.*	113,976
294	Health Net, Inc.*	14,283
233	Henry Schein, Inc.*	13,782
28	Hillenbrand Industries, Inc.	1,508
476	HLTH Corp.*	6,659
411	Hospira, Inc.*	17,796
441	Humana, Inc.*	33,970
163	Idexx Laboratories, Inc.*	9,862
157	ImClone Systems, Inc.*	7,079
460	IMS Health, Inc.	10,741
98	Intuitive Surgical, Inc.*	32,113
46	Invitrogen Corp.*	4,462
2,849	Johnson & Johnson	192,991
114	Kinetic Concepts, Inc.*	6,685
308	Laboratory Corp. of America Holdings*	22,382
220	Lincare Holdings, Inc.*	7,522
719	McKesson Corp.	47,979
735	Medco Health Solutions, Inc.*	73,493
3,014	Medtronic, Inc.	153,262
4,696	Merck & Co., Inc.	278,755
465	Millennium Pharmaceuticals, Inc.*	6,854
142	Millipore Corp.*	11,627
793	Mylan, Inc.	11,403
39	Omnicare, Inc.	994
365	Patterson Cos., Inc.*	11,746
306	PDL BioPharma, Inc.*	5,419
127	Pediatrix Medical Group, Inc.*	8,212
79	PerkinElmer, Inc.	2,155
271	Pharmaceutical Product Development, Inc.	11,474
380	Quest Diagnostics, Inc.	20,923

Shares		Value
	Common Stocks (a) (continued)
204	Resmed, Inc.*	$9,343
193	Respironics, Inc.*	9,507
4,248	Schering-Plough Corp.	132,962
279	Sepracor, Inc.*	7,402
145	Sierra Health Services, Inc.*	6,054
887	St. Jude Medical, Inc.*	35,258
796	Stryker Corp.	57,813
103	Techne Corp.*	6,710
960	Tenet Healthcare Corp.*	5,290
550	Thermo Fisher Scientific, Inc.*	31,702
3,515	UnitedHealth Group, Inc.	193,325
33	Universal Health Services, Inc., Class B	1,681
334	Varian Medical Systems, Inc.*	16,687
220	VCA Antech, Inc.*	9,027
344	Vertex Pharmaceuticals, Inc.*	8,734
238	Warner Chilcott Ltd., Class A*	4,344
265	Waters Corp.*	20,681
156	Watson Pharmaceuticals, Inc.*	4,572
108	WellCare Health Plans, Inc.*	4,202
676	WellPoint, Inc.*	56,926
1,856	Wyeth	91,130
621	Zimmer Holdings, Inc.*	40,197
		3,322,018
	Industrials — 11.7%
1,768	3M Co.	147,204
157	AGCO Corp.*	10,824
76	Aircastle Ltd.	2,008
75	Alliant Techsystems, Inc.*	8,762
114	Allied Waste Industries, Inc.*	1,301
280	Ametek, Inc.	12,320
631	AMR Corp.*	13,365
239	Avery Dennison Corp.	12,454
95	Avis Budget Group, Inc.*	1,428
242	BE Aerospace, Inc.*	11,374
2,065	Boeing Co.	191,095
114	Brink's Co. (The)	7,294
881	Burlington Northern Santa Fe Corp.	73,581
44	Carlisle Cos., Inc.	1,752
1,680	Caterpillar, Inc.	120,792
444	CH Robinson Worldwide, Inc.	22,888
188	ChoicePoint, Inc.*	7,116
271	Cintas Corp.	8,669

See accompanying notes to the financial statements.

Schedule of Portfolio Investments November 30, 2007 (Unaudited)

Ultra Russell1000 Growth (continued)

Shares		Value
	Common Stocks (a) (continued)
93	Con-way, Inc.	$3,932
255	Continental Airlines, Inc., Class B*	7,178
155	Cooper Industries Ltd., Class A	7,784
46	Copa Holdings SA, Class A	1,662
167	Copart, Inc.*	6,239
93	Corporate Executive Board Co.	6,239
322	Corrections Corp. of America*	9,824
315	Covanta Holding Corp.*	8,502
196	CSX Corp.	8,232
274	Cummins, Inc.	32,031
645	Danaher Corp.	55,999
33	Deere & Co.	5,669
706	Delta Air Lines, Inc.*	13,951
208	Donaldson Co., Inc.	9,730
173	Dover Corp.	8,006
6	DRS Technologies, Inc.	355
156	Dun & Bradstreet Corp.	13,920
45	Eaton Corp.	4,019
1,733	Emerson Electric Co.	98,816
346	Equifax, Inc.	12,882
559	Expeditors International Washington, Inc.	26,228
332	Fastenal Co.	13,160
677	FedEx Corp.	66,664
94	First Solar, Inc.*	22,292
135	Flowserve Corp.	12,702
231	Fluor Corp.	33,996
185	Foster Wheeler Ltd.*	27,565
49	GATX Corp.	1,814
137	General Cable Corp.*	10,190
148	General Dynamics Corp.	13,139
2,995	General Electric Co.	114,679
328	Goodrich Corp.	23,383
165	Graco, Inc.	6,145
221	Harsco Corp.	13,275
548	Hertz Global Holdings, Inc.*	10,467
126	HNI Corp.	4,603
1,751	Honeywell International, Inc.	99,142
52	Hubbell, Inc., Class B	2,856
213	IDEX Corp.	7,604
971	Illinois Tool Works, Inc.	53,890
44	Ingersoll-Rand Co., Ltd., Class A	2,272
60	ITT Corp.	3,866
313	Jacobs Engineering Group, Inc.*	26,220

Shares		Value
	Common Stocks (a) (continued)
230	JB Hunt Transport Services, Inc.	$6,047
285	Joy Global, Inc.	16,530
121	Kansas City Southern*	4,166
59	Kennametal, Inc.	4,605
140	Kirby Corp.*	6,730
110	L-3 Communications Holdings, Inc.	12,172
146	Landstar System, Inc.	5,808
19	Lennox International, Inc.	643
77	Lincoln Electric Holdings, Inc.	5,372
923	Lockheed Martin Corp.	102,148
327	Manitowoc Co., Inc. (The)	14,339
222	Manpower, Inc.	13,564
57	Masco Corp.	1,277
584	McDermott International, Inc.*	30,543
330	Monster Worldwide, Inc.*	11,144
121	MSC Industrial Direct Co.	5,230
524	Norfolk Southern Corp.	26,834
57	Northrop Grumman Corp.	4,491
458	Northwest Airlines Corp.*	8,326
194	Oshkosh Truck Corp.	9,329
977	Paccar, Inc.	49,446
295	Pall Corp.	11,284
471	Pitney Bowes, Inc.	18,134
361	Precision Castparts Corp.	53,190
431	Quanta Services, Inc.*	11,801
601	Raytheon Co.	37,172
390	Republic Services, Inc.	12,936
385	Robert Half International, Inc.	10,380
391	Rockwell Automation, Inc.	26,545
439	Rockwell Collins, Inc.	31,661
232	Roper Industries, Inc.	14,720
194	Shaw Group, Inc. (The)*	12,303
404	Southwest Airlines Co.	5,717
151	Spirit Aerosystems Holdings, Inc., Class A*	5,277
171	Steelcase, Inc.	2,587
230	Stericycle, Inc.*	13,535
65	Sunpower Corp., Class A*	8,089
270	Terex Corp.*	17,402
654	Textron, Inc.	45,159
153	Thomas & Betts Corp.*	8,317
106	Toro Co.	5,899
473	Trane, Inc.	17,364

See accompanying notes to the financial statements.

Shares		Value
	Common Stocks (a) (continued)
184	Trinity Industries, Inc.	$4,657
180	UAL Corp.*	7,369
434	Union Pacific Corp.	54,745
1,761	United Parcel Service, Inc., Class B	129,750
1,591	United Technologies Corp.	118,959
45	URS Corp.*	2,587
260	UTi Worldwide, Inc.	6,170
761	Waste Management, Inc.	26,118
120	WESCO International, Inc.*	4,858
148	WW Grainger, Inc.	13,068
		2,641,846
	Information Technology — 25.1%
1,557	Accenture Ltd., Class A	53,810
743	Activision, Inc.*	16,457
166	Acxiom Corp.	2,045
1,542	Adobe Systems, Inc.*	64,980
644	Advanced Micro Devices, Inc.*	6,285
101	Affiliated Computer Services, Inc., Class A*	4,238
1,059	Agilent Technologies, Inc.*	40,062
433	Akamai Technologies, Inc.*	16,480
206	Alliance Data Systems Corp.*	16,006
881	Altera Corp.	16,545
519	Amdocs Ltd.*	17,174
469	Amphenol Corp., Class A	20,331
858	Analog Devices, Inc.	26,409
2,269	Apple, Inc.*	413,457
3,625	Applied Materials, Inc.	68,259
179	Arrow Electronics, Inc.*	6,625
605	Autodesk, Inc.*	28,489
1,451	Automatic Data Processing, Inc.	65,382
230	Avnet, Inc.*	7,935
26	AVX Corp.	373
1,028	BEA Systems, Inc.*	16,273
526	BMC Software, Inc.*	17,400
1,229	Broadcom Corp., Class A*	32,863
365	Broadridge Financial Solutions, Inc.	8,311
1,051	Brocade Communications Systems, Inc.*	7,662
675	CA, Inc.	16,531
202	Cadence Design Systems, Inc.*	3,353
164	Checkfree Corp.*	7,806
224	Ciena Corp.*	9,852

Shares		Value
	Common Stocks (a) (continued)
15,925	Cisco Systems, Inc.*	$446,219
498	Citrix Systems, Inc.*	18,416
754	Cognizant Technology Solutions Corp., Class A*	23,449
161	CommScope, Inc.*	6,521
641	Compuware Corp.*	5,295
4,125	Corning, Inc.	100,196
55	Cree, Inc.*	1,355
418	Cypress Semiconductor Corp.*	13,886
5,958	Dell, Inc.*	146,209
173	Diebold, Inc.	5,875
103	Dolby Laboratories, Inc., Class A*	5,175
142	DST Systems, Inc.*	12,035
2,998	eBay, Inc.*	100,523
817	Electronic Arts, Inc.*	45,907
774	Electronic Data Systems Corp.	15,681
5,504	EMC Corp.*	106,062
219	F5 Networks, Inc.*	5,786
113	Factset Research Systems, Inc.	7,083
15	Fair Isaac Corp.	554
134	Fairchild Semiconductor International, Inc.*	2,125
426	Fidelity National Information Services, Inc.	18,412
441	Fiserv, Inc.*	22,637
78	Genpact Ltd.*	1,115
212	Global Payments, Inc.	9,163
601	Google, Inc., Class A*	416,493
352	Harris Corp.	22,095
156	Hewitt Associates, Inc., Class A*	5,850
7,020	Hewlett-Packard Co.	359,143
174	Integrated Device Technology, Inc.*	2,111
15,239	Intel Corp.	397,433
2,852	International Business Machines Corp.	299,973
43	International Rectifier Corp.*	1,398
194	Intersil Corp., Class A	4,838
883	Intuit, Inc.*	25,890
464	Iron Mountain, Inc.*	16,927
303	Jabil Circuit, Inc.	5,136
296	JDS Uniphase Corp.*	3,984
967	Juniper Networks, Inc.*	28,739
503	Kla-Tencor Corp.	24,184
324	Lam Research Corp.*	14,855
135	Lexmark International, Inc., Class A*	4,709

See accompanying notes to the financial statements.

Schedule of Portfolio Investments November 30, 2007 (Unaudited)

Ultra Russell1000 Growth (continued)

Shares		Value
	Common Stocks (a) (continued)
582	Linear Technology Corp.	$17,728
1,112	LSI Corp.*	6,172
1,239	Marvell Technology Group Ltd.*	18,511
209	Mastercard, Inc., Class A	41,936
418	McAfee, Inc.*	16,281
589	MEMC Electronic Materials, Inc.*	45,695
99	Mettler Toledo International, Inc.*	11,520
573	Microchip Technology, Inc.	16,497
647	Micron Technology, Inc.*	5,383
21,530	Microsoft Corp.	723,408
206	Molex, Inc.	5,677
219	MoneyGram International, Inc.	3,381
151	National Instruments Corp.	5,039
708	National Semiconductor Corp.	16,185
256	NAVTEQ Corp.*	19,172
59	NCR Corp.*	1,412
973	Network Appliance, Inc.*	24,043
199	NeuStar, Inc., Class A*	6,322
114	Novell, Inc.*	800
198	Novellus Systems, Inc.*	5,150
1,428	Nvidia Corp.*	45,039
10,113	Oracle Corp.*	204,080
890	Paychex, Inc.	34,710
321	QLogic Corp.*	4,340
4,372	Qualcomm, Inc.	178,290
212	Rambus, Inc.*	4,111
507	Red Hat, Inc.*	10,150
51	Riverbed Technology, Inc.*	1,442
249	Salesforce.com, Inc.*	14,126
356	SanDisk Corp.*	13,329
309	Sanmina-SCI Corp.*	547
540	Seagate Technology	13,927
144	Silicon Laboratories, Inc.*	5,348
598	Sun Microsystems, Inc.*	12,421
340	Symantec Corp.*	6,052
380	Synopsys, Inc.*	9,352
59	Teradata Corp.*	1,532
230	Teradyne, Inc.*	2,505
3,761	Texas Instruments, Inc.	118,735
98	Total System Services, Inc.	2,748
313	Trimble Navigation Ltd.*	11,603
206	Varian Semiconductor Equipment Associates, Inc.*	8,551

Shares		Value
	Common Stocks (a) (continued)
163	VeriFone Holdings, Inc.*	$7,829
580	VeriSign, Inc.*	23,722
82	Vishay Intertechnology, Inc.*	1,024
82	VMware, Inc., Class A*	7,492
20	WebMD Health Corp., Class A*	853
173	Western Digital Corp.*	4,780
1,911	Western Union Co. (The)	43,189
781	Xilinx, Inc.	17,104
3,172	Yahoo!, Inc.*	85,041
181	Zebra Technologies Corp.*	6,981
		5,656,095
	Materials — 3.0%
268	Air Products & Chemicals, Inc.	26,543
193	Airgas, Inc.	9,550
292	AK Steel Holding Corp.*	13,014
209	Albemarle Corp.	9,225
268	Allegheny Technologies, Inc.	26,197
268	Ball Corp.	12,395
128	Cabot Corp.	4,406
72	Carpenter Technology Corp.	5,432
215	Celanese Corp., Class A	8,531
40	Chemtura Corp.	300
108	Cleveland-Cliffs, Inc.	9,742
429	Crown Holdings, Inc.*	11,008
604	Domtar Corp.*	4,590
116	Eagle Materials, Inc.	4,523
458	Ecolab, Inc.	21,938
385	EI Du Pont de Nemours & Co.	17,768
824	Freeport-McMoRan Copper & Gold, Inc.	81,518
158	International Flavors & Fragrances, Inc.	7,922
48	Lubrizol Corp.	3,079
112	Martin Marietta Materials, Inc.	15,070
1,428	Monsanto Co.	141,900
174	Mosaic Co. (The)*	12,032
379	Nalco Holding Co.	9,081
465	Newmont Mining Corp.	23,106
178	Nucor Corp.	10,539
380	Owens-Illinois, Inc.*	17,058
243	Packaging Corp. of America	6,874
342	Pactiv Corp.*	8,687
836	Praxair, Inc.	71,378
17	Reliance Steel & Aluminum Co.	877

See accompanying notes to the financial statements.

Shares		Value
	Common Stocks (a) (continued)
195	Rohm & Haas Co.	$10,602
273	RPM International, Inc.	5,201
21	Scotts Miracle-Gro Co. (The), Class A	775
58	Sealed Air Corp.	1,355
104	Sigma-Aldrich Corp.	5,476
192	Southern Copper Corp.	21,245
76	Steel Dynamics, Inc.	3,824
179	Titanium Metals Corp.*	5,311
32	Valspar Corp.	721
275	Vulcan Materials Co.	24,398
		673,191
	Telecommunication Services — 0.7%
1,096	American Tower Corp., Class A*	49,912
158	Citizens Communications Co.	2,051
497	Crown Castle International Corp.*	20,849
134	Leap Wireless International, Inc.*	4,651
4,013	Level 3 Communications, Inc.*	13,484
151	MetroPCS Communications, Inc.*	2,582
454	NII Holdings, Inc.*	25,043
270	SBA Communications Corp., Class A*	10,109
121	Telephone & Data Systems, Inc.	7,532
15	U.S. Cellular Corp.*	1,230
691	Windstream Corp.	8,948
		146,391
	Utilities — 1.3%
1,751	AES Corp. (The)*	38,259
435	Allegheny Energy, Inc.	26,426
24	Aqua America, Inc.	531
841	Centerpoint Energy, Inc.	15,012
367	Constellation Energy Group, Inc.	36,777
160	DPL, Inc.	4,845
143	Dynegy, Inc., Class A*	1,088
242	Equitable Resources, Inc.	12,792
797	Exelon Corp.	64,613
460	Mirant Corp.*	17,751
512	NRG Energy, Inc.*	21,704
755	PPL Corp.	38,475
155	Questar Corp.	8,285
85	Sierra Pacific Resources	1,462
		288,020
	Total Common Stock (Cost $19,747,996)	20,380,241

Principal Amount		Value
	Repurchase Agreements — 14.0%
$630,639	Credit Suisse First Boston Corp., 4.64%, dated 11/30/07, due 12/03/07, total to be received $630,883 **	$630,639
725,370	Credit Suisse First Boston Corp., 4.55%, dated 11/30/07, due 12/03/07, total to be received $725,645 ***	725,370
126,128	UBS Warburg LLC, 4.55%, dated 11/30/07, due 12/03/07, total to be received $126,176 ****	126,128
1,681,704	UBS Warburg LLC, 4.55%, dated 11/30/07, due 12/03/07, total to be received $1,682,342 *****	1,681,704
	Total Repurchase Agreements (Cost $3,163,841)	3,163,841
	Total Investments (Cost $22,911,837) — 104.4%	23,544,082
	Liabilities in excess of other assets — (4.4%)	(982,840)
	Net Assets — 100.0%	$22,561,242

(a)  A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default.

*  Non-income producing security.

**  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this Schedule of Portfolio Investments as follows: Federal Home Loan Bank, 0% to 6.00%, due 1/2/08 to 6/8/17; Federal Home Loan Mortgage Corp., 0% to 5.76%, due 12/7/07 to 11/23/35; Federal National Mortgage Association, 0% to 6.30%, due 2/27/08 to 6/13/22, which had a total value of $643,254. The investment in the repurchase agreement was through participation in a pooled account.

***  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this Schedule of Portfolio Investments as follows: Federal Home Loan Bank, 0% to 5.25%, due 5/16/08 to 10/19/16; Federal Home Loan Mortgage Corp., 0% to 4.00%, due 1/2/08 to 9/22/09; Federal National Mortgage Association, 0% to 6.25%, due 4/10/08 to 8/15/17, which had a total value of $739,880. The investment in the repurchase agreement was through participation in a pooled account.

See accompanying notes to the financial statements.

Schedule of Portfolio Investments November 30, 2007 (Unaudited)

Ultra Russell1000 Growth (continued)

****  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this Schedule of Portfolio Investments as follows: Federal Home Loan Mortgage Corp., 0% due 2/11/08 to 4/21/08; Federal National Mortgage Association, 0% to 6.23%, due 5/30/08 to 5/15/30, which had a total value of $128,651. The investment in the repurchase agreement was through participation in a pooled account.

*****  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this Schedule of Portfolio Investments as follows: Federal Home Loan Bank, 0% to 6.00%, due 1/11/08 to 7/21/25; Federal Home Loan Mortgage Corp., 0% to 6.10%, due 2/11/08 to 3/6/37; Federal National Mortgage Association, 0% to 6.21%, due 1/7/08 to 8/6/38, which had a total value of $1,715,338. The investment in the repurchase agreement was through participation in a pooled account.

REIT  Real Estate Investment Trust

As of November 30, 2007, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$1,542,322
Aggregate gross unrealized depreciation	(935,296)
Net unrealized appreciation	$607,026
Federal income tax cost of investments	$22,937,056

Swap Agreements

Ultra Russell1000 Growth had the following open swap agreements as of November 30, 2007:

	Notional Amount at Value	Unrealized Depreciation
Equity Index Swap Agreement based on the Russell 1000® Growth Index, expiring 12/27/07	$8,516,205	$(379,776)
Equity Index Swap Agreement based on the Russell 1000® Growth Index, expiring 12/27/07	17,000,000	(533,186)
		$(912,962)

See accompanying notes to the financial statements.

Schedule of Portfolio Investments November 30, 2007 (Unaudited)

Ultra Russell MidCap Value

Shares		Value
	Common Stocks (a) — 90.1%
	Consumer Discretionary — 11.8%
54	AnnTaylor Stores Corp.*	$1,644
135	Autoliv, Inc.	7,884
573	AutoNation, Inc.*	9,455
195	Barnes & Noble, Inc.	7,498
125	Black & Decker Corp.	10,331
191	BorgWarner, Inc.	18,453
375	Brunswick Corp.	7,646
614	Cablevision Systems Corp.*	16,596
473	Centex Corp.	9,867
13	Central European Media Enterprises Ltd.*	1,426
403	Circuit City Stores, Inc.	2,607
254	Dillard's, Inc., Class A	5,179
521	Discovery Holding Co., Class A*	12,744
1,305	DR Horton, Inc.	15,621
57	DreamWorks Animation SKG, Inc., Class A*	1,499
1,195	Eastman Kodak Co.	28,059
374	EW Scripps Co., Class A	16,250
788	Expedia, Inc.*	25,689
645	Foot Locker, Inc.	8,417
8,397	Ford Motor Co.*	63,062
634	Fortune Brands, Inc.	48,596
975	Gannett Co., Inc.	35,831
2,490	Gap, Inc. (The)	50,796
708	Genuine Parts Co.	34,019
106	Getty Images, Inc.*	3,090
330	Harrah's Entertainment, Inc.	29,063
63	Harte-Hanks, Inc.	1,058
405	Hasbro, Inc.	11,247
103	Hearst-Argyle Television, Inc.	2,017
677	IAC/InterActiveCorp*	18,841
610	Idearc, Inc.	11,541
144	International Speedway Corp., Class A	6,136
746	Interpublic Group of Cos., Inc.*	7,080
138	Jarden Corp.*	3,638
354	Jones Apparel Group, Inc.	6,599
320	KB Home	6,685
736	Leggett & Platt, Inc.	15,147
564	Lennar Corp., Class A	8,934
783	Liberty Global, Inc., Class A*	31,805

Shares		Value
	Common Stocks (a) (continued)
536	Liberty Media Corp. - Capital, Class A*	$63,816
1,013	Liberty Media Corp. - Interactive, Class A*	20,412
405	Liz Claiborne, Inc.	10,161
841	Mattel, Inc.	16,803
188	McClatchy Co., Class A	2,540
145	MDC Holdings, Inc.	5,132
229	Mohawk Industries, Inc.*	18,421
444	New York Times Co., (The), Class A	7,326
559	Newell Rubbermaid, Inc.	14,970
10	NVR, Inc.*	4,920
169	OfficeMax, Inc.	4,213
9	Orient-Express Hotels Ltd.	557
232	Penske Automotive Group, Inc.	4,640
566	Pulte Homes, Inc.	5,785
295	R.H. Donnelley Corp.*	13,104
168	RadioShack Corp.	3,108
61	Regal Entertainment Group, Class A	1,207
553	Royal Caribbean Cruises Ltd.	22,430
175	Ryland Group, Inc.	4,025
82	Saks, Inc.*	1,689
1,157	Service Corp. International	15,365
241	Snap-On, Inc.	11,780
235	Stanley Works (The)	12,255
12	Thor Industries, Inc.	423
523	Toll Brothers, Inc.*	10,810
346	Tribune Co.	10,740
176	TRW Automotive Holdings Corp.*	3,951
371	VF Corp.	27,747
1,217	Virgin Media, Inc.	23,123
67	Warner Music Group Corp.	506
24	Washington Post Co. (The), Class B	19,356
93	Whirlpool Corp.	7,529
701	Wyndham Worldwide Corp.	20,448
		991,342
	Consumer Staples — 6.8%
289	Alberto-Culver Co.	7,387
142	Avon Products, Inc.	5,829
271	BJ's Wholesale Club, Inc.*	10,149
96	Brown-Forman Corp., Class B	6,781
501	Bunge Ltd.	56,282
414	Campbell Soup Co.	15,202

See accompanying notes to the financial statements.

Schedule of Portfolio Investments November 30, 2007 (Unaudited)

Ultra Russell MidCap Value (continued)

Shares		Value
	Common Stocks (a) (continued)
16	Church & Dwight Co., Inc.	$898
46	Clorox Co.	2,985
1,294	Coca-Cola Enterprises, Inc.	33,605
2,069	ConAgra Foods, Inc.	51,766
796	Constellation Brands, Inc., Class A*	18,746
309	Corn Products International, Inc.	12,153
504	Dean Foods Co.	12,570
839	Del Monte Foods Co.	7,383
66	Energizer Holdings, Inc.*	7,500
206	Hershey Co. (The)	8,221
606	HJ Heinz Co.	28,664
307	Hormel Foods Corp.	12,203
235	JM Smucker Co. (The)	11,546
183	Loews Corp.- Carolina Group	16,278
183	McCormick & Co., Inc. (Non-Voting)	6,992
455	Molson Coors Brewing Co., Class B	24,497
438	Pepsi Bottling Group, Inc.	18,690
245	PepsiAmericas, Inc.	8,293
2,827	Rite Aid Corp.*	10,516
1,834	Safeway, Inc.	63,823
1,455	Sara Lee Corp.	24,488
453	Smithfield Foods, Inc.*	13,613
873	SUPERVALU, Inc.	36,553
1,097	Tyson Foods, Inc., Class A	16,356
298	UST, Inc.	17,254
119	WM. Wrigley Jr. Co.	7,616
		574,839
	Energy — 6.5%
798	Chesapeake Energy Corp.	30,204
346	Cimarex Energy Co.	13,366
65	Continental Resources, Inc.*	1,548
2,908	El Paso Corp.	46,761
45	ENSCO International, Inc.	2,423
328	Forest Oil Corp.*	15,442
227	Frontier Oil Corp.	10,034
77	Helix Energy Solutions Group, Inc.*	3,126
429	Helmerich & Payne, Inc.	14,822
1,153	Hess Corp.	82,117
781	Murphy Oil Corp.	55,857
138	Nabors Industries Ltd.*	3,712
540	Newfield Exploration Co.*	26,919
609	Noble Energy, Inc.	43,872

Shares		Value
	Common Stocks (a) (continued)
130	Overseas Shipholding Group, Inc.	$9,308
651	Patterson-UTI Energy, Inc.	12,271
513	Pioneer Natural Resources Co.	22,865
463	Plains Exploration & Production Co.*	23,340
178	Pride International, Inc.*	5,869
131	Rowan Cos., Inc.	4,637
100	SEACOR Holdings, Inc.*	9,057
2,624	Spectra Energy Corp.	64,655
261	St. Mary Land & Exploration Co.	10,257
168	Teekay Corp.	9,450
80	Tidewater, Inc.	3,911
42	Unit Corp.*	1,878
43	W&T Offshore, Inc.	1,135
54	Western Refining, Inc.	1,561
405	Williams Cos., Inc.	14,058
		544,455
	Financials — 26.4%
21	Alleghany Corp.*	8,589
632	Allied Capital Corp.	15,377
251	Allied World Assurance Holdings Ltd.	11,616
414	AMB Property Corp. (REIT)	25,320
423	AMBAC Financial Group, Inc.	11,518
781	American Capital Strategies Ltd.	29,373
342	American Financial Group, Inc.	9,993
65	American National Insurance	7,771
456	AmeriCredit Corp.*	5,230
977	Ameriprise Financial, Inc.	57,340
1,669	Annaly Capital Management, Inc. (REIT)	28,724
1,219	AON Corp.	60,913
382	Apartment Investment & Management Co. (REIT)	15,192
198	Arch Capital Group Ltd.*	13,816
314	Arthur J. Gallagher & Co.	8,252
530	Associated Banc-Corp.	14,421
503	Assurant, Inc.	32,911
361	Astoria Financial Corp.	9,039
331	AvalonBay Communities, Inc. (REIT)	32,915
639	Axis Capital Holdings Ltd.	24,371
341	Bancorpsouth, Inc.	8,341
136	Bank of Hawaii Corp.	7,082
114	BlackRock, Inc.	22,614
92	BOK Financial Corp.	5,036

See accompanying notes to the financial statements.

Shares		Value
	Common Stocks (a) (continued)
426	Boston Properties, Inc. (REIT)	$41,927
362	Brandywine Realty Trust (REIT)	7,421
211	BRE Properties, Inc. (REIT)	9,400
236	Camden Property Trust (REIT)	12,416
239	CapitalSource, Inc. (REIT)	4,006
28	Capitol Federal Financial	949
273	CBL & Associates Properties, Inc. (REIT)	7,884
713	Cincinnati Financial Corp.	28,506
797	CIT Group, Inc.	21,200
170	City National Corp.	10,951
113	CNA Financial Corp.	4,005
660	Colonial BancGroup, Inc. (The)	10,507
193	Colonial Properties Trust (REIT)	4,727
648	Comerica, Inc.	29,665
567	Commerce Bancorp, Inc.	22,578
304	Commerce Bancshares, Inc.	13,798
783	Conseco, Inc.*	10,054
249	Cullen/Frost Bankers, Inc.	13,100
519	Developers Diversified Realty Corp. (REIT)	23,049
430	Douglas Emmett, Inc. (REIT)	10,324
163	Duke Realty Corp. (REIT)	4,285
1,106	E*Trade Financial Corp.*	5,088
262	East West Bancorp, Inc.	7,061
244	Endurance Specialty Holdings Ltd.	9,855
1,126	Equity Residential (REIT)	41,898
151	Erie Indemnity Co., Class A	7,813
55	Essex Property Trust, Inc. (REIT)	5,706
262	Everest Re Group Ltd.	27,492
113	Federal Realty Investment Trust (REIT)	9,400
921	Fidelity National Financial, Inc., Class A	14,386
381	First American Corp.	13,023
25	First Citizens BancShares, Inc., Class A	3,917
522	First Horizon National Corp.	11,526
719	Fulton Financial Corp.	8,995
403	General Growth Properties, Inc. (REIT)	18,715
1,806	Genworth Financial, Inc.	47,389
45	GLG Partners, Inc.*	619
203	Hanover Insurance Group, Inc. (The)	9,155
264	HCC Insurance Holdings, Inc.	8,115
856	HCP, Inc. (REIT)	28,633
293	Health Care REIT, Inc. (REIT)	13,129

Shares		Value
	Common Stocks (a) (continued)
390	Hospitality Properties Trust (REIT)	$14,251
2,168	Host Hotels & Resorts, Inc. (REIT)	41,604
936	HRPT Properties Trust (REIT)	7,750
1,361	Hudson City Bancorp, Inc.	20,714
1,517	Huntington Bancshares, Inc.	23,802
334	IndyMac Bancorp, Inc.	3,190
532	iStar Financial, Inc. (REIT)	15,572
164	Janus Capital Group, Inc.	5,506
521	Jefferies Group, Inc.	13,317
1,629	Keycorp	42,908
892	Kimco Realty Corp. (REIT)	35,225
322	Legg Mason, Inc.	24,572
681	Leucadia National Corp.	31,980
382	Liberty Property Trust (REIT)	11,960
285	M&T Bank Corp.	25,924
282	Mack-Cali Realty Corp. (REIT)	10,065
41	Markel Corp.*	19,768
1,076	Marshall & Ilsley Corp.	33,862
543	MBIA, Inc.	19,825
110	Mercury General Corp.	5,708
186	MF Global Ltd.*	5,362
345	MGIC Investment Corp.	8,114
94	Nasdaq Stock Market, Inc. (The)*	4,076
220	Nationwide Financial Services	9,847
1,335	New York Community Bancorp, Inc.	24,844
139	Northern Trust Corp.	11,258
961	Old Republic International Corp.	14,425
118	OneBeacon Insurance Group Ltd.	2,490
184	PartnerRe Ltd.	15,193
277	People's United Financial, Inc.	4,701
56	Philadelphia Consolidated Holding Co.*	2,384
677	Plum Creek Timber Co., Inc. (REIT)	31,393
337	PMI Group, Inc. (The)	4,459
1,160	Popular, Inc.	11,148
1,050	Principal Financial Group, Inc.	68,765
133	Prologis (REIT)	8,701
291	Protective Life Corp.	12,042
478	Public Storage (REIT)	36,969
333	Radian Group, Inc.	3,776
391	Raymond James Financial, Inc.	12,700
302	Rayonier, Inc. (REIT)	14,007
289	Regency Centers Corp. (REIT)	19,201
122	Reinsurance Group of America, Inc.	6,601

See accompanying notes to the financial statements.

Schedule of Portfolio Investments November 30, 2007 (Unaudited)

Ultra Russell MidCap Value (continued)

Shares		Value
	Common Stocks (a) (continued)
300	RenaissanceRe Holdings Ltd.	$17,733
393	Safeco Corp.	22,680
247	SL Green Realty Corp. (REIT)	25,663
1,781	Sovereign Bancorp, Inc.	20,962
206	StanCorp Financial Group, Inc.	10,731
17	Student Loan Corp. (The)	2,389
717	Synovus Financial Corp.	17,846
100	Taubman Centers, Inc. (REIT)	5,353
537	TCF Financial Corp.	10,423
360	TFS Financial Corp.*	4,446
543	Thornburg Mortgage, Inc. (REIT)	5,788
397	Torchmark Corp.	24,487
72	Transatlantic Holdings, Inc.	5,353
199	UnionBanCal Corp.	10,744
190	Unitrin, Inc.	8,789
1,498	Unum Group	37,210
500	Valley National Bancorp	9,800
554	Vornado Realty Trust (REIT)	49,860
363	Washington Federal, Inc.	8,520
222	Webster Financial Corp.	7,479
6	Wesco Financial Corp.	2,592
38	White Mountains Insurance Group Ltd.	19,570
281	Whitney Holding Corp.	7,699
285	Wilmington Trust Corp.	10,180
489	WR Berkley Corp.	14,954
682	XL Capital Ltd., Class A	39,917
449	Zions Bancorporation	24,502
		2,214,050
	Health Care — 2.1%
376	AmerisourceBergen Corp.	17,059
574	Applera Corp.- Applied Biosystems Group	19,608
48	Beckman Coulter, Inc.	3,395
118	Brookdale Senior Living, Inc.	3,906
184	Charles River Laboratories International, Inc.*	11,690
363	Community Health Systems, Inc.*	12,132
111	Cooper Cos., Inc. (The)	4,776
42	Coventry Health Care, Inc.*	2,431
1,006	Health Management Associates, Inc., Class A	6,851
212	Hillenbrand Industries, Inc.	11,414

Shares		Value
	Common Stocks (a) (continued)
87	IMS Health, Inc.	$2,031
121	Invitrogen Corp.*	11,738
40	Kinetic Concepts, Inc.*	2,346
1,012	King Pharmaceuticals, Inc.*	10,717
240	LifePoint Hospitals, Inc.*	7,594
597	Millennium Pharmaceuticals, Inc.*	8,800
444	Omnicare, Inc.	11,313
373	PerkinElmer, Inc.	10,175
47	Quest Diagnostics, Inc.	2,588
444	Tenet Healthcare Corp.*	2,446
137	Universal Health Services, Inc., Class B	6,980
178	Watson Pharmaceuticals, Inc.*	5,217
		175,207
	Industrials — 9.2%
131	AGCO Corp.*	9,031
178	Alexander & Baldwin, Inc.	9,146
19	Alliant Techsystems, Inc.*	2,220
1,007	Allied Waste Industries, Inc.*	11,490
81	Armstrong World Industries, Inc.*	3,459
65	Avery Dennison Corp.	3,387
273	Avis Budget Group, Inc.*	4,103
188	Carlisle Cos., Inc.	7,484
135	Cintas Corp.	4,319
42	Con-way, Inc.	1,776
515	Cooper Industries Ltd., Class A	25,863
19	Copart, Inc.*	710
212	Crane Co.	9,527
1,505	CSX Corp.	63,210
576	Dover Corp.	26,657
160	DRS Technologies, Inc.	9,474
537	Eaton Corp.	47,960
24	Flowserve Corp.	2,258
220	Gardner Denver, Inc.*	7,284
121	GATX Corp.	4,481
463	Hertz Global Holdings, Inc.*	8,843
165	Hubbell, Inc., Class B	9,063
1,061	Ingersoll-Rand Co., Ltd., Class A	54,790
660	ITT Corp.	42,530
127	Kansas City Southern*	4,373
701	KBR, Inc.*	27,914
68	Kennametal, Inc.	5,307
345	L-3 Communications Holdings, Inc.	38,174

See accompanying notes to the financial statements.

Shares		Value
	Common Stocks (a) (continued)
194	Lennox International, Inc.	$6,565
56	Lincoln Electric Holdings, Inc.	3,907
1,478	Masco Corp.	33,107
368	Northwest Airlines Corp.*	6,690
458	Owens Corning, Inc.*	10,081
44	Pall Corp.	1,683
722	Parker Hannifin Corp.	57,349
414	Pentair, Inc.	14,043
166	Pitney Bowes, Inc.	6,391
914	R.R. Donnelley & Sons Co.	33,507
73	Republic Services, Inc.	2,421
241	Ryder System, Inc.	10,450
29	Shaw Group, Inc. (The)*	1,839
2,408	Southwest Airlines Co.	34,073
53	Spirit Aerosystems Holdings, Inc., Class A*	1,852
218	SPX Corp.	22,184
71	Steelcase, Inc.	1,074
163	Teleflex, Inc.	9,834
394	Timken Co.	12,565
42	Trinity Industries, Inc.	1,063
195	UAL Corp.*	7,983
356	United Rentals, Inc.*	8,284
259	URS Corp.*	14,890
338	US Airways Group, Inc.*	7,020
333	USG Corp.*	12,218
46	WW Grainger, Inc.	4,062
239	YRC Worldwide, Inc.*	4,233
		774,201
	Information Technology — 6.2%
487	ADC Telecommunications, Inc.*	8,065
1,487	Advanced Micro Devices, Inc.*	14,513
224	Affiliated Computer Services, Inc., Class A*	9,399
232	Arrow Electronics, Inc.*	8,586
1,865	Atmel Corp.*	8,187
256	Avnet, Inc.*	8,832
168	AVX Corp.	2,407
641	CA, Inc.	15,698
837	Cadence Design Systems, Inc.*	13,894

Shares		Value
	Common Stocks (a) (continued)
71	Checkfree Corp.*	$3,380
719	Computer Sciences Corp.*	37,978
236	Compuware Corp.*	1,949
569	Convergys Corp.*	9,280
263	Cree, Inc.*	6,478
888	Electronic Data Systems Corp.	17,991
215	Fair Isaac Corp.	7,946
302	Fairchild Semiconductor International, Inc.*	4,790
126	Fidelity National Information Services, Inc.	5,446
23	Genpact Ltd.*	329
148	Hewitt Associates, Inc., Class A*	5,550
603	Ingram Micro, Inc.*	12,000
546	Integrated Device Technology, Inc.*	6,623
233	International Rectifier Corp.*	7,577
254	Intersil Corp., Class A	6,335
283	Jabil Circuit, Inc.	4,797
386	JDS Uniphase Corp.*	5,196
604	Juniper Networks, Inc.*	17,951
179	Lexmark International, Inc., Class A*	6,243
1,213	LSI Corp.*	6,732
359	Metavante Technologies, Inc.*	8,178
2,117	Micron Technology, Inc.*	17,613
246	Molex, Inc.	6,780
654	NCR Corp.*	15,657
1,260	Novell, Inc.*	8,845
168	Novellus Systems, Inc.*	4,370
60	QLogic Corp.*	811
91	Rambus, Inc.*	1,764
385	SanDisk Corp.*	14,414
1,712	Sanmina-SCI Corp.*	3,030
1,402	Seagate Technology	36,158
228	Tech Data Corp.*	8,575
1,818	Tellabs, Inc.*	12,653
654	Teradata Corp.*	16,978
357	Teradyne, Inc.*	3,888
1,444	Unisys Corp.*	7,162
638	Vishay Intertechnology, Inc.*	7,969
647	Western Digital Corp.*	17,877
3,893	Xerox Corp.*	65,714
		522,588

See accompanying notes to the financial statements.

Schedule of Portfolio Investments November 30, 2007 (Unaudited)

Ultra Russell MidCap Value (continued)

Shares		Value
	Common Stocks (a) (continued)
	Materials — 6.3%
476	Air Products & Chemicals, Inc.	$47,143
21	Airgas, Inc.	1,039
233	Ashland, Inc.	11,473
434	Bemis Co., Inc.	11,774
79	Cabot Corp.	2,719
91	Carpenter Technology Corp.	6,866
189	Celanese Corp., Class A	7,499
939	Chemtura Corp.	7,042
495	Commercial Metals Co.	15,300
175	Cytec Industries, Inc.	10,734
971	Domtar Corp.*	7,380
349	Eastman Chemical Co.	22,409
318	FMC Corp.	17,401
375	Huntsman Corp.	9,510
86	International Flavors & Fragrances, Inc.	4,312
433	Louisiana-Pacific Corp.	6,660
212	Lubrizol Corp.	13,598
961	Lyondell Chemical Co.	45,359
766	MeadWestvaco Corp.	25,178
367	Mosaic Co. (The)*	25,378
40	Owens-Illinois, Inc.*	1,796
682	PPG Industries, Inc.	46,812
246	Reliance Steel & Aluminum Co.	12,691
262	Rohm & Haas Co.	14,245
70	RPM International, Inc.	1,333
147	Scotts Miracle-Gro Co. (The), Class A	5,426
578	Sealed Air Corp.	13,508
381	Sigma-Aldrich Corp.	20,060
1,059	Smurfit-Stone Container Corp.*	11,660
415	Sonoco Products Co.	12,608
241	Steel Dynamics, Inc.	12,125
439	Temple-Inland, Inc.	20,181
491	United States Steel Corp.	47,971
376	Valspar Corp.	8,475
80	Westlake Chemical Corp.	1,582
		529,247
	Telecommunication Services — 1.8%
455	CenturyTel, Inc.	19,397
1,172	Citizens Communications Co.	15,212
96	Clearwire Corp., Class A*	1,495

Shares		Value
	Common Stocks (a) (continued)
175	Crown Castle International Corp.*	$7,341
627	Embarq Corp.	31,946
6,682	Qwest Communications International, Inc.*	44,302
235	Telephone & Data Systems, Inc.	14,629
47	U.S. Cellular Corp.*	3,854
888	Windstream Corp.	11,499
		149,675
	Utilities — 13.0%
323	AGL Resources, Inc.	11,977
472	Alliant Energy Corp.	19,597
860	Ameren Corp.	46,311
1,656	American Electric Power Co., Inc.	78,941
513	Aqua America, Inc.	11,358
369	Atmos Energy Corp.	9,664
932	CMS Energy Corp.	16,245
1,124	Consolidated Edison, Inc.	54,458
168	Constellation Energy Group, Inc.	16,835
218	DPL, Inc.	6,601
680	DTE Energy Co.	33,354
1,177	Dynegy, Inc., Class A*	8,957
1,353	Edison International	75,741
298	Energen Corp.	18,995
656	Energy East Corp.	18,132
121	Equitable Resources, Inc.	6,396
357	Great Plains Energy, Inc.	10,596
340	Hawaiian Electric Industries, Inc.	7,871
314	Integrys Energy Group, Inc.	16,017
755	MDU Resources Group, Inc.	20,604
335	Mirant Corp.*	12,928
347	National Fuel Gas Co.	16,535
1,138	NiSource, Inc.	21,064
642	Northeast Utilities	20,274
196	NRG Energy, Inc.*	8,308
444	NSTAR	15,540
381	OGE Energy Corp.	13,564
431	Oneok, Inc.	20,041
802	Pepco Holdings, Inc.	22,536
1,460	PG&E Corp.	67,554
416	Pinnacle West Capital Corp.	17,830
407	PPL Corp.	20,741
1,071	Progress Energy, Inc.	52,286

See accompanying notes to the financial statements.

Shares		Value
	Common Stocks (a) (continued)
485	Puget Energy, Inc.	$13,614
471	Questar Corp.	25,175
1,419	Reliant Energy, Inc.*	36,951
485	SCANA Corp.	20,666
1,096	Sempra Energy	68,632
785	Sierra Pacific Resources	13,502
446	Southern Union Co.	13,313
871	TECO Energy, Inc.	15,086
441	UGI Corp.	11,660
318	Vectren Corp.	9,336
486	Wisconsin Energy Corp.	23,250
1,698	Xcel Energy, Inc.	39,241
		1,088,277
	Total Common Stock (Cost $8,196,307)	7,563,881
Principal Amount
	Repurchase Agreements — 14.6%
$244,611	Credit Suisse First Boston Corp., 4.64%, dated 11/30/07, due 12/03/07, total to be received $244,706 **	244,611
281,355	Credit Suisse First Boston Corp., 4.55%, dated 11/30/07, due 12/03/07, total to be received $281,462 ***	281,355
48,922	UBS Warburg LLC, 4.55%, dated 11/30/07, due 12/03/07, total to be received $48,941 ****	48,922
652,296	UBS Warburg LLC, 4.55%, dated 11/30/07, due 12/03/07, total to be received $652,543 *****	652,296
	Total Repurchase Agreements (Cost $1,227,184)	1,227,184
	Total Investments (Cost $9,423,491) — 104.7%	8,791,065
	Liabilities in excess of other assets — (4.7%)	(391,277)
	Net Assets — 100.0%	$8,399,788

(a)  A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default.

*  Non-income producing security.

**  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this Schedule of Portfolio Investments as follows: Federal Home Loan Bank, 0% to 6.00%, due 1/2/08 to 6/8/17; Federal Home Loan Mortgage Corp., 0% to 5.76%, due 12/7/07 to 11/23/35; Federal National Mortgage Association, 0% to 6.30%, due 2/27/08 to 6/13/22, which had a total value of $249,504. The investment in the repurchase agreement was through participation in a pooled account.

***  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this Schedule of Portfolio Investments as follows: Federal Home Loan Bank, 0% to 5.25%, due 5/16/08 to 10/19/16; Federal Home Loan Mortgage Corp., 0% to 4.00%, due 1/2/08 to 9/22/09; Federal National Mortgage Association, 0% to 6.25%, due 4/10/08 to 8/15/17, which had a total value of $286,983. The investment in the repurchase agreement was through participation in a pooled account.

****  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this Schedule of Portfolio Investments as follows: Federal Home Loan Mortgage Corp., 0% due 2/11/08 to 4/21/08; Federal National Mortgage Association, 0% to 6.23%, due 5/30/08 to 5/15/30, which had a total value of $49,901. The investment in the repurchase agreement was through participation in a pooled account.

*****  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this Schedule of Portfolio Investments as follows: Federal Home Loan Bank, 0% to 6.00%, due 1/11/08 to 7/21/25; Federal Home Loan Mortgage Corp., 0% to 6.10%, due 2/11/08 to 3/6/37; Federal National Mortgage Association, 0% to 6.21%, due 1/7/08 to 8/6/38, which had a total value of $665,342. The investment in the repurchase agreement was through participation in a pooled account.

REIT  Real Estate Investment Trust

As of November 30, 2007, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$387,014
Aggregate gross unrealized depreciation	(1,282,072)
Net unrealized depreciation	$(895,058)
Federal income tax cost of investments	$9,686,123

See accompanying notes to the financial statements.

Schedule of Portfolio Investments November 30, 2007 (Unaudited)

Ultra Russell MidCap Value (continued)

Swap Agreements

Ultra Russell MidCap Value had the following open swap agreement as of November 30, 2007:

	Notional Amount at Value	Unrealized Depreciation
Equity Index Swap Agreement based on the Russell MidCap® Value Index, expiring 12/27/07	$9,492,599	$(337,207)

See accompanying notes to the financial statements.

Schedule of Portfolio Investments November 30, 2007 (Unaudited)

Ultra Russell MidCap Growth

Shares		Value
	Common Stocks (a) — 88.5%
	Consumer Discretionary — 15.4%
504	Abercrombie & Fitch Co.	$41,348
579	Advance Auto Parts, Inc.	20,821
1066	American Eagle Outfitters, Inc.	24,401
297	AnnTaylor Stores Corp.*	9,044
830	Apollo Group, Inc., Class A*	63,512
270	Autoliv, Inc.	15,768
266	Autozone, Inc.*	29,694
26	Barnes & Noble, Inc.	1,000
1590	Bed Bath & Beyond, Inc.*	50,005
613	Big Lots, Inc.*	11,445
186	Black & Decker Corp.	15,373
70	BorgWarner, Inc.	6,763
323	Boyd Gaming Corp.	12,507
603	Brinker International, Inc.	13,887
365	Burger King Holdings, Inc.	9,599
418	Cablevision Systems Corp.*	11,299
545	Career Education Corp.*	15,658
1241	Carmax, Inc.*	28,382
35	Centex Corp.	730
178	Central European Media Enterprises Ltd.*	19,528
413	Cheesecake Factory (The)*	9,619
1010	Chico's FAS, Inc.*	11,423
204	Choice Hotels International, Inc.	7,069
423	Circuit City Stores, Inc.	2,737
228	Clear Channel Outdoor Holdings, Inc., Class A*	6,215
2,130	Coach, Inc.*	79,108
354	Coldwater Creek, Inc.*	2,920
459	CROCS, Inc.*	17,915
298	CTC Media, Inc.*	7,170
811	Darden Restaurants, Inc.	32,270
464	Dick's Sporting Goods, Inc.*	14,505
888	Discovery Holding Co., Class A*	21,720
560	Dollar Tree Stores, Inc.*	16,050
342	Dow Jones & Co., Inc.	20,434
300	DreamWorks Animation SKG, Inc., Class A*	7,890
1195	EchoStar Communications Corp., Class A*	51,504
806	Family Dollar Stores, Inc.	18,981
903	GameStop Corp., Class A*	51,877

Shares		Value
	Common Stocks (a) (continued)
663	Garmin Ltd.	$71,173
819	Gentex Corp.	16,233
139	Getty Images, Inc.*	4,052
1203	Goodyear Tire & Rubber Co. (The)*	34,586
312	Guess ?, Inc.	14,642
1,853	H&R Block, Inc.	36,467
553	Hanesbrands, Inc.*	15,611
1386	Harley-Davidson, Inc.	66,556
347	Harman International Industries, Inc.	25,539
615	Harrah's Entertainment, Inc.	54,163
201	Harte-Hanks, Inc.	3,377
284	Hasbro, Inc.	7,887
67	IAC/InterActiveCorp*	1,865
1908	International Game Technology	83,303
1,660	Interpublic Group of Cos., Inc.*	15,753
234	ITT Educational Services, Inc.*	26,475
202	Jarden Corp.*	5,325
1296	JC Penney Co., Inc.	57,179
291	John Wiley & Sons, Inc., Class A	12,266
475	Lamar Advertising Co., Class A	24,705
1121	Liberty Global, Inc., Class A*	45,535
2091	Liberty Media Corp. - Interactive, Class A*	42,134
41	Liz Claiborne, Inc.	1,029
1,827	Ltd Brands, Inc.	36,686
943	Mattel, Inc.	18,841
276	Meredith Corp.	15,194
207	New York Times Co., (The), Class A	3,415
827	Newell Rubbermaid, Inc.	22,147
1401	Nordstrom, Inc.	46,989
197	NutriSystem, Inc.*	4,955
10	NVR, Inc.*	4,920
655	O'Reilly Automotive, Inc.*	21,523
1577	Office Depot, Inc.*	27,030
198	OfficeMax, Inc.	4,936
230	Orient-Express Hotels Ltd.	14,239
163	Panera Bread Co., Class A*	6,531
421	Penn National Gaming, Inc.*	25,071
780	PetSmart, Inc.	22,214
321	Phillips-Van Heusen	13,617
351	Polo Ralph Lauren Corp.	24,212
283	Pool Corp.	6,034
432	Pulte Homes, Inc.	4,415

See accompanying notes to the financial statements.

Schedule of Portfolio Investments November 30, 2007 (Unaudited)

Ultra Russell MidCap Growth (continued)

Shares		Value
	Common Stocks (a) (continued)
546	RadioShack Corp.	$10,101
364	Regal Entertainment Group, Class A	7,204
797	Ross Stores, Inc.	21,025
695	Saks, Inc.*	14,317
372	Scientific Games Corp.*	12,049
637	Sherwin-Williams Co. (The)	40,023
8390	Sirius Satellite Radio, Inc.*	32,134
154	Stanley Works (The)	8,031
1155	Starwood Hotels & Resorts Worldwide, Inc.	62,000
181	Thor Industries, Inc.	6,380
782	Tiffany & Co.	36,308
1087	Tim Hortons, Inc.	41,773
2609	TJX Cos., Inc.	76,548
198	Tractor Supply Co.*	8,122
650	Urban Outfitters, Inc.*	17,030
345	WABCO Holdings, Inc.	16,201
114	Warner Music Group Corp.	861
203	Weight Watchers International, Inc.	9,693
501	Wendy's International, Inc.	14,043
324	Whirlpool Corp.	26,231
522	Williams-Sonoma, Inc.	15,195
77	Wyndham Worldwide Corp.	2,246
315	Wynn Resorts Ltd.	39,986
1639	XM Satellite Radio Holdings, Inc., Class A*	25,568
3006	Yum! Brands, Inc.	111,673
		2,423,737
	Consumer Staples — 4.0%
81	Alberto-Culver Co.	2,070
2,322	Avon Products, Inc.	95,318
223	Bare Escentuals, Inc.*	4,694
314	Brown-Forman Corp., Class B	22,181
755	Campbell Soup Co.	27,724
356	Church & Dwight Co., Inc.	19,979
730	Clorox Co.	47,362
49	Dean Foods Co.	1,222
233	Energizer Holdings, Inc.*	26,476
627	Estee Lauder Cos., Inc. (The)	28,140
391	Hansen Natural Corp.*	16,973
275	Herbalife Ltd.	11,514
682	Hershey Co. (The)	27,219

Shares		Value
	Common Stocks (a) (continued)
1027	HJ Heinz Co.	$48,577
369	Loews Corp.- Carolina Group	32,823
497	McCormick & Co., Inc. (Non-Voting)	18,990
317	NBTY, Inc.*	9,469
203	Pepsi Bottling Group, Inc.	8,662
2,205	Sara Lee Corp.	37,110
507	UST, Inc.	29,355
811	Whole Foods Market, Inc.	34,881
1210	WM. Wrigley Jr. Co.	77,440
		628,179
	Energy — 9.8%
818	Arch Coal, Inc.	30,969
1,683	BJ Services Co.	41,368
556	Cabot Oil & Gas Corp.	19,137
632	Cameron International Corp.*	58,921
244	Cheniere Energy, Inc.*	8,491
1541	Chesapeake Energy Corp.	58,327
160	CNX Gas Corp.*	4,928
1045	CONSOL Energy, Inc.	61,948
79	Continental Resources, Inc.*	1,882
695	Denbury Resources, Inc.*	37,057
391	Diamond Offshore Drilling, Inc.	45,524
493	Dresser-Rand Group, Inc.*	17,551
793	ENSCO International, Inc.	42,703
745	FMC Technologies, Inc.*	41,407
259	Foundation Coal Holdings, Inc.	11,769
318	Frontier Oil Corp.	14,056
278	Frontline Ltd.	12,941
528	Global Industries Ltd.*	11,706
731	Grant Prideco, Inc.*	35,161
418	Helix Energy Solutions Group, Inc.*	16,967
259	Holly Corp.	12,548
465	Massey Energy Co.	15,787
1424	Nabors Industries Ltd.*	38,306
2038	National Oilwell Varco, Inc.*	138,890
1538	Noble Corp.	80,176
139	Noble Energy, Inc.	10,013
313	Oceaneering International, Inc.*	19,972
152	Patriot Coal Corp.*	5,139
1520	Peabody Energy Corp.	84,573
705	Pride International, Inc.*	23,244
288	Quicksilver Resources, Inc.*	14,573

See accompanying notes to the financial statements.

Shares		Value
	Common Stocks (a) (continued)
849	Range Resources Corp.	$34,537
453	Rowan Cos., Inc.	16,036
1150	Smith International, Inc.	72,128
975	Southwestern Energy Co.*	48,526
697	Sunoco, Inc.	46,769
463	Superior Energy Services*	16,159
784	Tesoro Corp.	38,557
417	Tetra Technologies, Inc.*	6,593
212	Tidewater, Inc.	10,365
208	Unit Corp.*	9,302
101	W&T Offshore, Inc.	2,666
1936	Weatherford International Ltd.*	121,232
81	Western Refining, Inc.	2,341
2876	Williams Cos., Inc.	99,826
		1,541,071
	Financials — 7.1%
171	Affiliated Managers Group, Inc.*	21,247
46	AmeriCredit Corp.*	528
30	Apartment Investment & Management Co. (REIT)	1,193
105	Arthur J. Gallagher & Co.	2,759
96	Bank of Hawaii Corp.	4,999
209	BlackRock, Inc.	41,459
642	Brown & Brown, Inc.	15,793
478	CapitalSource, Inc. (REIT)	8,011
87	Capitol Federal Financial	2,948
1121	CB Richard Ellis Group, Inc., Class A*	26,624
16	CNA Financial Corp.	567
315	Commerce Bancorp, Inc.	12,543
611	Duke Realty Corp. (REIT)	16,063
921	E*Trade Financial Corp.*	4,237
633	Eaton Vance Corp.	27,700
51	Erie Indemnity Co., Class A	2,639
64	Essex Property Trust, Inc. (REIT)	6,639
168	Federal Realty Investment Trust (REIT)	13,976
500	Federated Investors, Inc., Class B	20,395
351	First Marblehead Corp. (The)	10,534
414	Forest City Enterprises, Inc., Class A	20,758
685	General Growth Properties, Inc. (REIT)	31,811
240	GLG Partners, Inc.*	3,300
15	Hanover Insurance Group, Inc. (The)	677
278	HCC Insurance Holdings, Inc.	8,546

Shares		Value
	Common Stocks (a) (continued)
58	Health Care REIT, Inc. (REIT)	$2,599
1243	Hudson City Bancorp, Inc.	18,919
404	IntercontinentalExchange, Inc.*	67,452
254	Investment Technology Group, Inc.*	11,603
780	Janus Capital Group, Inc.	26,185
211	Jones Lang LaSalle, Inc.	17,739
188	Kilroy Realty Corp. (REIT)	10,507
296	Lazard Ltd., Class A	14,403
312	Legg Mason, Inc.	23,809
411	Macerich Co. (The) (REIT)	31,914
302	MF Global Ltd.*	8,707
517	Nasdaq Stock Market, Inc. (The)*	22,417
1068	Northern Trust Corp.	86,497
528	Nymex Holdings, Inc.	65,762
72	PartnerRe Ltd.	5,945
863	People's United Financial, Inc.	14,645
250	Philadelphia Consolidated Holding Co.*	10,645
79	Plum Creek Timber Co., Inc. (REIT)	3,663
86	Principal Financial Group, Inc.	5,632
1288	Prologis (REIT)	84,261
55	Public Storage (REIT)	4,254
27	Rayonier, Inc. (REIT)	1,252
743	SEI Investments Co.	23,048
427	St. Joe Co. (The)	12,148
600	Synovus Financial Corp.	14,934
1524	T. Rowe Price Group, Inc.	93,696
170	Taubman Centers, Inc. (REIT)	9,100
1425	TD Ameritrade Holding Corp.*	26,633
108	TFS Financial Corp.*	1,334
55	Transatlantic Holdings, Inc.	4,089
780	UDR, Inc. (REIT)	17,183
765	Ventas, Inc. (REIT)	33,354
441	Weingarten Realty Investors (REIT)	15,722
248	WR Berkley Corp.	7,584
125	XL Capital Ltd., Class A	7,316
		1,110,897
	Health Care — 11.1%
37	Abraxis Bioscience, Inc.*	2,183
344	Advanced Medical Optics, Inc.*	8,676
1,751	Allergan, Inc.	117,387
439	AmerisourceBergen Corp.	19,917
755	Amylin Pharmaceuticals, Inc.*	28,833

See accompanying notes to the financial statements.

Schedule of Portfolio Investments November 30, 2007 (Unaudited)

Ultra Russell MidCap Growth (continued)

Shares		Value
	Common Stocks (a) (continued)
147	APP Pharmaceuticals, Inc.*	$1,727
172	Applera Corp. - Applied Biosystems Group	5,876
630	Barr Pharmaceuticals, Inc.*	33,831
289	Beckman Coulter, Inc.	20,441
53	Brookdale Senior Living, Inc.	1,754
380	Cephalon, Inc.*	28,470
377	Cerner Corp.*	22,526
132	Charles River Laboratories International, Inc.*	8,386
1651	Cigna Corp.	88,510
47	Community Health Systems, Inc.*	1,571
103	Cooper Cos., Inc. (The)	4,432
365	Covance, Inc.*	31,875
839	Coventry Health Care, Inc.*	48,561
594	CR Bard, Inc.	50,211
604	DaVita, Inc.*	37,424
872	Dentsply International, Inc.	37,304
331	Edwards Lifesciences Corp.*	16,368
768	Endo Pharmaceuticals Holdings, Inc.*	21,051
1262	Express Scripts, Inc.*	85,500
1836	Forest Laboratories, Inc.*	70,778
301	Gen-Probe, Inc.*	20,134
644	Health Net, Inc.*	31,286
510	Henry Schein, Inc.*	30,166
61	Hillenbrand Industries, Inc.	3,284
1041	HLTH Corp.*	14,564
899	Hospira, Inc.*	38,927
964	Humana, Inc.*	74,257
356	Idexx Laboratories, Inc.*	21,538
343	ImClone Systems, Inc.*	15,466
1006	IMS Health, Inc.	23,490
215	Intuitive Surgical, Inc.*	70,451
101	Invitrogen Corp.*	9,798
250	Kinetic Concepts, Inc.*	14,660
675	Laboratory Corp. of America Holdings*	49,052
481	Lincare Holdings, Inc.*	16,445
1017	Millennium Pharmaceuticals, Inc.*	14,991
310	Millipore Corp.*	25,383
1735	Mylan, Inc.	24,949
84	Omnicare, Inc.	2,140
798	Patterson Cos., Inc.*	25,680
669	PDL BioPharma, Inc.*	11,848

Shares		Value
	Common Stocks (a) (continued)
278	Pediatrix Medical Group, Inc.*	$17,975
172	PerkinElmer, Inc.	4,692
594	Pharmaceutical Product Development, Inc.	25,150
831	Quest Diagnostics, Inc.	45,755
447	Resmed, Inc.*	20,473
423	Respironics, Inc.*	20,837
611	Sepracor, Inc.*	16,210
318	Sierra Health Services, Inc.*	13,277
1941	St. Jude Medical, Inc.*	77,155
226	Techne Corp.*	14,724
2101	Tenet Healthcare Corp.*	11,577
72	Universal Health Services, Inc., Class B	3,668
731	Varian Medical Systems, Inc.*	36,521
482	VCA Antech, Inc.*	19,776
752	Vertex Pharmaceuticals, Inc.*	19,093
520	Warner Chilcott Ltd., Class A*	9,490
579	Waters Corp.*	45,185
342	Watson Pharmaceuticals, Inc.*	10,024
237	WellCare Health Plans, Inc.*	9,222
		1,752,905
	Industrials — 14.6%
343	AGCO Corp.*	23,646
166	Aircastle Ltd.	4,386
164	Alliant Techsystems, Inc.*	19,160
249	Allied Waste Industries, Inc.*	2,841
612	Ametek, Inc.	26,928
1381	AMR Corp.*	29,250
522	Avery Dennison Corp.	27,201
208	Avis Budget Group, Inc.*	3,126
529	BE Aerospace, Inc.*	24,863
250	Brink's Co. (The)	15,995
97	Carlisle Cos., Inc.	3,862
971	CH Robinson Worldwide, Inc.	50,055
410	ChoicePoint, Inc.*	15,519
592	Cintas Corp.	18,938
204	Con-way, Inc.	8,625
557	Continental Airlines, Inc., Class B*	15,680
338	Cooper Industries Ltd., Class A	16,974
100	Copa Holdings SA, Class A	3,613
366	Copart, Inc.*	13,674

See accompanying notes to the financial statements.

Shares		Value
	Common Stocks (a) (continued)
203	Corporate Executive Board Co.	$13,619
705	Corrections Corp. of America*	21,510
689	Covanta Holding Corp.*	18,596
429	CSX Corp.	18,018
598	Cummins, Inc.	69,906
1544	Delta Air Lines, Inc.*	30,509
455	Donaldson Co., Inc.	21,285
378	Dover Corp.	17,494
13	DRS Technologies, Inc.	770
341	Dun & Bradstreet Corp.	30,427
99	Eaton Corp.	8,842
757	Equifax, Inc.	28,183
1223	Expeditors International Washington, Inc.	57,383
726	Fastenal Co.	28,779
205	First Solar, Inc.*	48,616
294	Flowserve Corp.	27,662
506	Fluor Corp.	74,468
404	Foster Wheeler Ltd.*	60,196
107	GATX Corp.	3,962
300	General Cable Corp.*	22,314
718	Goodrich Corp.	51,186
361	Graco, Inc.	13,444
483	Harsco Corp.	29,014
1200	Hertz Global Holdings, Inc.*	22,920
275	HNI Corp.	10,046
115	Hubbell, Inc., Class B	6,317
466	IDEX Corp.	16,636
97	Ingersoll-Rand Co., Ltd., Class A	5,009
130	ITT Corp.	8,377
684	Jacobs Engineering Group, Inc.*	57,299
502	JB Hunt Transport Services, Inc.	13,198
623	Joy Global, Inc.	36,134
265	Kansas City Southern*	9,124
129	Kennametal, Inc.	10,068
306	Kirby Corp.*	14,709
241	L-3 Communications Holdings, Inc.	26,667
319	Landstar System, Inc.	12,690
43	Lennox International, Inc.	1,455
168	Lincoln Electric Holdings, Inc.	11,721
716	Manitowoc Co., Inc. (The)	31,397
485	Manpower, Inc.	29,634
126	Masco Corp.	2,822

Shares		Value
	Common Stocks (a) (continued)
1277	McDermott International, Inc.*	$66,787
722	Monster Worldwide, Inc.*	24,382
264	MSC Industrial Direct Co.	11,410
1001	Northwest Airlines Corp.*	18,198
425	Oshkosh Truck Corp.	20,438
644	Pall Corp.	24,633
1031	Pitney Bowes, Inc.	39,694
790	Precision Castparts Corp.	116,399
944	Quanta Services, Inc.*	25,847
853	Republic Services, Inc.	28,294
843	Robert Half International, Inc.	22,727
856	Rockwell Automation, Inc.	58,114
960	Rockwell Collins, Inc.	69,235
507	Roper Industries, Inc.	32,169
424	Shaw Group, Inc. (The)*	26,890
885	Southwest Airlines Co.	12,523
331	Spirit Aerosystems Holdings, Inc., Class A*	11,568
373	Steelcase, Inc.	5,643
503	Stericycle, Inc.*	29,602
142	Sunpower Corp., Class A*	17,670
592	Terex Corp.*	38,154
1430	Textron, Inc.	98,741
334	Thomas & Betts Corp.*	18,156
231	Toro Co.	12,855
1036	Trane, Inc.	38,032
403	Trinity Industries, Inc.	10,200
393	UAL Corp.*	16,089
97	URS Corp.*	5,577
568	UTi Worldwide, Inc.	13,479
262	WESCO International, Inc.*	10,606
323	WW Grainger, Inc.	28,521
		2,299,375
	Information Technology — 17.2%
1,626	Activision, Inc.*	36,016
364	Acxiom Corp.	4,484
1410	Advanced Micro Devices, Inc.*	13,762
222	Affiliated Computer Services, Inc., Class A*	9,315
2,316	Agilent Technologies, Inc.*	87,614
946	Akamai Technologies, Inc.*	36,005
452	Alliance Data Systems Corp.*	35,120

See accompanying notes to the financial statements.

Schedule of Portfolio Investments November 30, 2007 (Unaudited)

Ultra Russell MidCap Growth (continued)

Shares		Value
	Common Stocks (a) (continued)
1,927	Altera Corp.	$36,189
1134	Amdocs Ltd.*	37,524
1027	Amphenol Corp., Class A	44,520
1,877	Analog Devices, Inc.	57,774
393	Arrow Electronics, Inc.*	14,545
1324	Autodesk, Inc.*	62,347
503	Avnet, Inc.*	17,353
56	AVX Corp.	802
2249	BEA Systems, Inc.*	35,602
1,151	BMC Software, Inc.*	38,075
2688	Broadcom Corp., Class A*	71,877
799	Broadridge Financial Solutions, Inc.	18,193
2299	Brocade Communications Systems, Inc.*	16,760
1,477	CA, Inc.	36,172
441	Cadence Design Systems, Inc.*	7,321
358	Checkfree Corp.*	17,041
490	Ciena Corp.*	21,550
1089	Citrix Systems, Inc.*	40,271
1650	Cognizant Technology Solutions Corp., Class A*	51,315
351	CommScope, Inc.*	14,215
1401	Compuware Corp.*	11,572
120	Cree, Inc.*	2,956
913	Cypress Semiconductor Corp.*	30,330
378	Diebold, Inc.	12,837
226	Dolby Laboratories, Inc., Class A*	11,354
310	DST Systems, Inc.*	26,272
1787	Electronic Arts, Inc.*	100,411
1694	Electronic Data Systems Corp.	34,320
479	F5 Networks, Inc.*	12,655
246	Factset Research Systems, Inc.	15,419
33	Fair Isaac Corp.	1,220
293	Fairchild Semiconductor International, Inc.*	4,647
931	Fidelity National Information Services, Inc.	40,238
965	Fiserv, Inc.*	49,533
171	Genpact Ltd.*	2,445
463	Global Payments, Inc.	20,011
771	Harris Corp.	48,396
341	Hewitt Associates, Inc., Class A*	12,787
381	Integrated Device Technology, Inc.*	4,621
94	International Rectifier Corp.*	3,057

Shares		Value
	Common Stocks (a) (continued)
424	Intersil Corp., Class A	$10,575
1932	Intuit, Inc.*	56,646
1016	Iron Mountain, Inc.*	37,064
662	Jabil Circuit, Inc.	11,221
647	JDS Uniphase Corp.*	8,709
2115	Juniper Networks, Inc.*	62,858
1100	Kla-Tencor Corp.	52,888
709	Lam Research Corp.*	32,508
295	Lexmark International, Inc., Class A*	10,290
1274	Linear Technology Corp.	38,806
2432	LSI Corp.*	13,498
2710	Marvell Technology Group Ltd.*	40,487
457	Mastercard, Inc., Class A	91,697
915	McAfee, Inc.*	35,639
1288	MEMC Electronic Materials, Inc.*	99,923
217	Mettler Toledo International, Inc.*	25,250
1253	Microchip Technology, Inc.	36,074
1415	Micron Technology, Inc.*	11,773
450	Molex, Inc.	12,402
479	MoneyGram International, Inc.	7,396
330	National Instruments Corp.	11,012
1550	National Semiconductor Corp.	35,433
561	NAVTEQ Corp.*	42,013
129	NCR Corp.*	3,088
2129	Network Appliance, Inc.*	52,608
435	NeuStar, Inc., Class A*	13,820
249	Novell, Inc.*	1,748
434	Novellus Systems, Inc.*	11,288
3124	Nvidia Corp.*	98,531
1946	Paychex, Inc.	75,894
703	QLogic Corp.*	9,505
463	Rambus, Inc.*	8,978
1109	Red Hat, Inc.*	22,202
112	Riverbed Technology, Inc.*	3,167
545	Salesforce.com, Inc.*	30,918
778	SanDisk Corp.*	29,128
675	Sanmina-SCI Corp.*	1,195
1182	Seagate Technology	30,484
314	Silicon Laboratories, Inc.*	11,662
831	Synopsys, Inc.*	20,451
129	Teradata Corp.*	3,349
503	Teradyne, Inc.*	5,478
214	Total System Services, Inc.	6,001

See accompanying notes to the financial statements.

Shares		Value
	Common Stocks (a) (continued)
685	Trimble Navigation, Ltd.*	$25,393
451	Varian Semiconductor Equipment Associates, Inc.*	18,721
357	VeriFone Holdings, Inc.*	17,147
1268	VeriSign, Inc.*	51,861
179	Vishay Intertechnology, Inc.*	2,236
44	WebMD Health Corp., Class A*	1,877
379	Western Digital Corp.*	10,472
1709	Xilinx, Inc.	37,427
396	Zebra Technologies Corp.*	15,274
		2,710,908
	Materials — 4.2%
585	Air Products & Chemicals, Inc.	57,938
423	Airgas, Inc.	20,930
639	AK Steel Holding Corp.*	28,480
458	Albemarle Corp.	20,216
586	Allegheny Technologies, Inc.	57,282
586	Ball Corp.	27,103
280	Cabot Corp.	9,638
157	Carpenter Technology Corp.	11,846
470	Celanese Corp., Class A	18,650
87	Chemtura Corp.	653
235	Cleveland-Cliffs, Inc.	21,197
938	Crown Holdings, Inc.*	24,069
1320	Domtar Corp.*	10,032
255	Eagle Materials, Inc.	9,942
1003	Ecolab, Inc.	48,044
346	International Flavors & Fragrances, Inc.	17,348
104	Lubrizol Corp.	6,671
245	Martin Marietta Materials, Inc.	32,965
381	Mosaic Co. (The)*	26,346
828	Nalco Holding Co.	19,839
832	Owens-Illinois, Inc.*	37,348
531	Packaging Corp. of America	15,022
748	Pactiv Corp.*	18,999
38	Reliance Steel & Aluminum Co.	1,960
427	Rohm & Haas Co.	23,216
597	RPM International, Inc.	11,373
47	Scotts Miracle-Gro Co. (The), Class A	1,735

Shares		Value
	Common Stocks (a) (continued)
128	Sealed Air Corp.	$2,991
228	Sigma-Aldrich Corp.	12,004
167	Steel Dynamics, Inc.	8,402
391	Titanium Metals Corp.*	11,601
69	Valspar Corp.	1,555
600	Vulcan Materials Co.	53,246
		668,641
	Telecommunication Services — 2.0%
2,398	American Tower Corp., Class A*	109,205
346	Citizens Communications Co.	4,491
1088	Crown Castle International Corp.*	45,642
293	Leap Wireless International, Inc.*	10,170
8,779	Level 3 Communications, Inc.*	29,497
330	MetroPCS Communications, Inc.*	5,643
992	NII Holdings, Inc.*	54,719
590	SBA Communications Corp., Class A*	22,090
264	Telephone & Data Systems, Inc.	16,434
32	U.S. Cellular Corp.*	2,624
1512	Windstream Corp.	19,580
		320,095
	Utilities — 3.1%
3,831	AES Corp. (The)*	83,707
951	Allegheny Energy, Inc.	57,773
52	Aqua America, Inc.	1,151
1,841	Centerpoint Energy, Inc.	32,862
803	Constellation Energy Group, Inc.	80,469
349	DPL, Inc.	10,568
312	Dynegy, Inc., Class A*	2,374
530	Equitable Resources, Inc.	28,016
1006	Mirant Corp.*	38,822
1119	NRG Energy, Inc.*	47,434
1,652	PPL Corp.	84,186
338	Questar Corp.	18,066
185	Sierra Pacific Resources	3,182
		488,610
	Total Common Stock (Cost $13,637,418)	13,944,418

See accompanying notes to the financial statements.

Schedule of Portfolio Investments November 30, 2007 (Unaudited)

Ultra Russell MidCap Growth (continued)

Principal Amount		Value
	Repurchase Agreements — 16.0%
$503,136	Credit Suisse First Boston Corp., 4.64%, dated 11/30/07, due 12/03/07, total to be received $503,331 **	$503,136
578,715	Credit Suisse First Boston Corp., 4.55%, dated 11/30/07, due 12/03/07, total to be received $578,934 ***	578,715
100,627	UBS Warburg LLC, 4.55%, dated 11/30/07, due 12/03/07, total to be received $100,665 ****	100,627
1,341,696	UBS Warburg LLC, 4.55%, dated 11/30/07, due 12/03/07, total to be received $1,342,205 *****	1,341,696
	Total Repurchase Agreements (Cost $2,524,174)	2,524,174
	Total Investments (Cost $16,161,592) — 104.5%	16,468,592
	Liabilities in excess of other assets — (4.5)%	(716,127)
	Net Assets — 100.0%	$15,752,465

(a)  A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default.

*  Non-income producing security.

**  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this Schedule of Portfolio Investments as follows: Federal Home Loan Bank, 0% to 6.00%, due 1/2/08 to 6/8/17; Federal Home Loan Mortgage Corp., 0% to 5.76%, due 12/7/07 to 11/23/35; Federal National Mortgage Association, 0% to 6.30%, due 2/27/08 to 6/13/22, which had a total value of $513,201. The investment in the repurchase agreement was through participation in a pooled account.

***  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this Schedule of Portfolio Investments as follows: Federal Home Loan Bank, 0% to 5.25%, due 5/16/08 to 10/19/16; Federal Home Loan Mortgage Corp., 0% to 4.00%, due 1/2/08 to 9/22/09; Federal National Mortgage Association, 0% to 6.25%, due 4/10/08 to 8/15/17, which had a total value of $590,291. The investment in the repurchase agreement was through participation in a pooled account.

****  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this Schedule of Portfolio Investments as follows: Federal Home Loan Mortgage Corp., 0% due 2/11/08 to 4/21/08; Federal National Mortgage Association, 0% to 6.23%, due 5/30/08 to 5/15/30, which had a total value of $102,640. The investment in the repurchase agreement was through participation in a pooled account.

*****  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this Schedule of Portfolio Investments as follows: Federal Home Loan Bank, 0% to 6.00%, due 1/11/08 to 7/21/25; Federal Home Loan Mortgage Corp., 0% to 6.10%, due 2/11/08 to 3/6/37; Federal National Mortgage Association, 0% to 6.21%, due 1/7/08 to 8/6/38, which had a total value of $1,368,531. The investment in the repurchase agreement was through participation in a pooled account.

REIT  Real Estate Investment Trust.

As of November 30, 2007, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$1,331,367
Aggregate gross unrealized depreciation	(1,056,658)
Net unrealized appreciation	$274,709
Federal income tax cost of investments	$16,193,883

Swap Agreements

Ultra Russell MidCap Growth had the following open swap agreements as of November 30, 2007:

	Notional Amount at Value	Unrealized Depreciation
Equity Index Swap Agreement based on the Russell MidCap® Growth Index, expiring 12/27/07	$6,214,532	$(301,389)
Equity Index Swap Agreement based on the Russell MidCap® Growth Index, expiring 12/27/07	12,000,000	(431,559)
		$(732,948)

See accompanying notes to the financial statements.

Schedule of Portfolio Investments November 30, 2007 (Unaudited)

Ultra Russell 2000 Value

Shares		Value
	Common Stocks (a) — 92.6%
	Consumer Discretionary — 10.7%
231	99 Cents Only Stores*	$1,862
35	A.C. Moore Arts & Crafts, Inc.*	555
202	Aaron Rents, Inc.	4,062
125	AFC Enterprises*	1,364
244	Aftermarket Technology Corp.*	6,812
63	Ambassadors International, Inc.	757
499	American Axle & Manufacturing Holdings, Inc.	11,537
618	American Greetings Corp., Class A	14,375
161	Ameristar Casinos, Inc.	5,054
134	Arctic Cat, Inc.	1,430
796	ArvinMeritor, Inc.	8,048
286	Asbury Automotive Group, Inc.	4,788
187	Audiovox Corp.*	2,388
64	Avatar Holdings, Inc.*	2,788
436	Beazer Homes USA, Inc.	3,702
944	Belo Corp., Class A	15,633
15	Benihana, Inc., Class A*	210
2,142	Blockbuster, Inc., Class A*	7,647
237	Bluegreen Corp.*	1,702
246	Blyth, Inc.	4,839
399	Bob Evans Farms, Inc.	12,305
78	Bon-Ton Stores, Inc. (The)	911
166	Books-A-Million, Inc.	2,007
653	Borders Group, Inc.	8,169
126	Brookfield Homes Corp.	2,124
262	Brown Shoe Co., Inc.	4,446
328	Building Materials Holding Corp.	1,876
377	Cabela's, Inc.*	6,236
38	Cache, Inc.*	509
739	Callaway Golf Co.	12,607
141	Carmike Cinemas, Inc.	1,664
34	Casual Male Retail Group, Inc.*	211
248	Cato Corp. (The), Class A	3,735
109	CBRL Group, Inc.	3,647
156	CEC Entertainment, Inc.*	4,446
134	Champion Enterprises, Inc.*	1,209
1,380	Charming Shoppes, Inc.*	7,631
4,558	Charter Communications, Inc., Class A*	6,017
23	Cherokee, Inc.	725
105	Churchill Downs, Inc.	5,510

Shares		Value
	Common Stocks (a) (continued)
169	Cinemark Holdings, Inc.	$2,821
1,288	Citadel Broadcasting Corp.	2,962
35	CKX, Inc.*	425
223	Coinstar, Inc.*	5,827
403	Collective Brands, Inc.*	6,178
120	Columbia Sportswear Co.	5,761
127	Conn's, Inc.*	2,299
688	Cooper Tire & Rubber Co.	10,581
102	Core-Mark Holding Co., Inc.*	2,737
371	Cox Radio, Inc., Class A*	4,370
81	Crown Media Holdings, Inc., Class A*	589
461	CSK Auto Corp.*	4,495
87	CSS Industries, Inc.	3,443
169	Cumulus Media, Inc., Class A*	1,421
166	DG FastChannel, Inc.*	3,247
56	Dolan Media Co.*	1,484
489	Domino's Pizza, Inc.	6,778
120	Dress Barn, Inc.*	1,697
340	Eddie Bauer Holdings, Inc.*	2,275
336	Emmis Communications Corp., Class A*	1,448
365	Entercom Communications Corp., Class A	5,946
418	Entravision Communications Corp., Class A*	3,127
269	Ethan Allen Interiors, Inc.	7,683
832	Exide Technologies*	5,849
474	Finish Line, Class A	1,777
70	Fisher Communications, Inc.*	2,851
447	Fred's, Inc., Class A	4,658
213	FTD Group, Inc.	2,854
539	Furniture Brands International, Inc.	5,460
9	G-lII Apparel Group Ltd.*	129
47	Gaiam, Inc., Class A*	1,107
26	Gander Mountain Co.*	126
249	GateHouse Media, Inc.	2,042
259	Gaylord Entertainment Co.*	10,894
237	Gemstar-TV Guide International, Inc.*	1,398
42	Genesco, Inc.*	1,302
467	Gray Television, Inc.	3,974
342	Great Wolf Resorts, Inc.*	3,700
254	Group 1 Automotive, Inc.	6,827
263	Harris Interactive, Inc.*	1,102
221	Haverty Furniture Cos., Inc.	1,878

See accompanying notes to the financial statements.

Schedule of Portfolio Investments November 30, 2007 (Unaudited)

Ultra Russell 2000 Value (continued)

Shares		Value
	Common Stocks (a) (continued)
338	Helen of Troy Ltd.*	$6,128
76	hhgregg, Inc.*	1,068
339	Home Solutions of America, Inc.*	359
124	Hooker Furniture Corp.	2,086
244	HOT Topic, Inc.*	1,540
418	Hovnanian Enterprises, Inc., Class A*	3,160
110	Ihop Corp.	5,581
260	Interactive Data Corp.	8,120
137	INVESTools, Inc.*	2,117
161	Isle of Capri Casinos, Inc.*	2,814
318	Jack in the Box, Inc.*	9,524
58	Jackson Hewitt Tax Service, Inc.	1,870
314	Jakks Pacific, Inc.*	7,925
580	Jamba, Inc.*	1,984
252	Jo-Ann Stores, Inc.*	4,148
487	Journal Communications, Inc., Class A	4,432
195	K-Swiss, Inc., Class A	3,539
290	Kellwood Co.	4,347
111	Kenneth Cole Productions, Inc., Class A	2,093
143	Kimball International, Inc., Class B	1,908
141	Knology, Inc.*	1,895
573	La-Z-Boy, Inc.	3,129
97	Lakes Entertainment, Inc.*	644
139	Landry's Restaurants, Inc.	3,283
384	Leapfrog Enterprises, Inc.*	2,573
570	Lear Corp.*	16,781
514	Lee Enterprises, Inc.	7,196
150	Libbey, Inc.	2,326
91	Lifetime Brands, Inc.	1,167
304	Lin TV Corp., Class A*	3,411
14	Lincoln Educational Services Corp.*	194
177	Lithia Motors, Inc., Class A	2,761
757	Live Nation, Inc.*	10,159
73	Lodgenet Entertainment Corp.*	1,402
209	Lodgian, Inc.*	2,395
61	Lululemon Athletica, Inc.*	2,237
135	M/I Homes, Inc.	1,354
449	Magna Entertainment Corp., Class A*	656
99	Maidenform Brands, Inc.*	1,294
152	Marcus Corp.	2,739
111	Marine Products Corp.	817

Shares		Value
	Common Stocks (a) (continued)
182	MarineMax, Inc.*	$2,976
182	Marvel Entertainment, Inc.*	5,041
11	McCormick & Schmick's Seafood Restaurants, Inc.*	161
247	Media General, Inc., Class A	6,118
605	Mediacom Communications Corp., Class A*	2,729
292	Meritage Homes Corp.*	3,992
362	Modine Manufacturing Co.	7,363
334	Monaco Coach Corp.	3,016
25	Monro Muffler, Inc.	527
70	Morton's Restaurant Group, Inc.*	804
192	Movado Group, Inc.	5,318
257	Multimedia Games, Inc.*	2,041
50	National Presto Industries, Inc.	2,708
220	Nautilus, Inc.	1,265
85	Nexstar Broadcasting Group, Inc., Class A*	771
248	O'Charleys, Inc.	3,698
146	Orbitz Worldwide, Inc.*	1,168
172	Oxford Industries, Inc.	4,260
145	Pacific Sunwear of California*	2,375
109	Palm Harbor Homes, Inc.*	1,229
91	Papa John's International, Inc.*	2,143
365	PEP Boys-Manny Moe & Jack	3,989
127	Perry Ellis International, Inc.*	2,047
985	Pier 1 Imports, Inc.*	4,058
308	Pinnacle Entertainment, Inc.*	8,455
246	Playboy Enterprises, Inc., Class B*	2,315
63	Polaris Industries, Inc.	2,870
492	Primedia, Inc.	4,034
960	Quiksilver, Inc.*	10,176
853	Radio One, Inc., Class D*	1,740
211	RC2 Corp.*	6,136
341	RCN Corp.*	4,951
494	Regis Corp.	14,519
785	Rent-A-Center, Inc.*	11,116
52	Riviera Holdings Corp.*	1,420
118	Ruby Tuesday, Inc.	1,547
185	Russ Berrie & Co., Inc.*	3,071
102	Salem Communications Corp., Class A	816
55	Sauer-Danfoss, Inc.	1,336
343	Scholastic Corp.*	12,087

See accompanying notes to the financial statements.

Shares		Value
	Common Stocks (a) (continued)
153	Sealy Corp.	$1,995
69	Shoe Carnival, Inc.*	803
289	Sinclair Broadcast Group, Inc., Class A	2,991
787	Six Flags, Inc.*	1,842
76	Skyline Corp.	2,576
346	Sonic Automotive, Inc., Class A	7,996
309	Source Interlink Cos., Inc.*	621
218	Spanish Broadcasting System, Inc., Class A*	419
155	Speedway Motorsports, Inc.	5,231
484	Stage Stores, Inc.	8,189
176	Standard Motor Products, Inc.	1,304
722	Standard-Pacific Corp.	2,498
317	Steak N Shake Co. (The)*	3,668
259	Stein Mart, Inc.	1,404
45	Steiner Leisure Ltd.*	1,921
90	Steinway Musical Instruments	2,542
115	Steven Madden Ltd.*	2,614
1,059	Stewart Enterprises, Inc., Class A	8,684
158	Stoneridge, Inc.*	1,315
329	Sun-Times Media Group, Inc.*	329
255	Superior Industries International, Inc.	4,723
77	Syms Corp.	1,247
47	Syntax-Brillian Corp.*	137
49	Systemax, Inc.	968
258	Talbots, Inc.	4,002
155	Tarragon Corp.*	263
399	Tenneco, Inc.*	11,806
335	Timberland Co., Class A*	5,454
13	Town Sports International Holdings, Inc.*	131
347	Trump Entertainment Resorts, Inc.*	1,794
335	Tuesday Morning Corp.	2,492
346	Tupperware Brands Corp.	12,068
160	Unifirst Corp.	5,979
272	Valassis Communications, Inc.*	3,354
54	ValueVision Media, Inc., Class A*	355
703	Visteon Corp.*	3,093
251	Warnaco Group, Inc. (The)*	9,262
344	WCI Communities, Inc.*	1,156
165	West Marine, Inc.*	1,457
88	Westwood One, Inc.	168
83	Weyco Group, Inc.	2,273

Shares		Value
	Common Stocks (a) (continued)
25	Winnebago Industries	$538
280	Wolverine World Wide, Inc.	6,936
546	Zale Corp.*	9,768
		778,968
	Consumer Staples — 3.5%
174	Andersons, Inc. (The)	7,381
14	Boston Beer Co., Inc., Class A*	465
131	Cal-Maine Foods, Inc.	3,227
563	Casey's General Stores, Inc.	16,327
58	Central European Distribution Corp.*	2,900
779	Central Garden and Pet Co., Class A*	4,090
20	Chattem, Inc.*	1,418
473	Chiquita Brands International, Inc.*	9,077
272	Elizabeth Arden, Inc.*	6,536
75	Farmer Bros. Co.	1,724
495	Flowers Foods, Inc.	11,499
342	Fresh Del Monte Produce, Inc.*	10,575
175	Great Atlantic & Pacific Tea Co.*	5,259
443	Hain Celestial Group, Inc.*	14,654
131	Imperial Sugar Co.	2,989
20	Ingles Markets, Inc., Class A	476
14	Inter Parfums, Inc.	256
51	J&J Snack Foods Corp.	1,651
22	Lancaster Colony Corp.	847
249	Lance, Inc.	5,164
20	Longs Drug Stores Corp.	1,058
31	Maui Land & Pineapple Co., Inc.*	873
101	MGP Ingredients, Inc.	830
82	Nash Finch Co.	2,927
188	Nu Skin Enterprises, Inc., Class A	3,326
153	Pantry, Inc. (The)*	4,405
394	Performance Food Group Co.*	10,910
451	Pilgrim's Pride Corp.	11,762
378	Prestige Brands Holdings, Inc.*	3,171
102	Pricesmart, Inc.	3,043
213	Ralcorp Holdings, Inc.*	13,076
133	Reddy Ice Holdings, Inc.	3,470
2,193	Revlon, Inc., Class A*	2,456
458	Ruddick Corp.	16,392
74	Sanderson Farms, Inc.	2,298
4	Seaboard Corp.	6,036
156	Spartan Stores, Inc.	3,510

See accompanying notes to the financial statements.

Schedule of Portfolio Investments November 30, 2007 (Unaudited)

Ultra Russell 2000 Value (continued)

Shares		Value
	Common Stocks (a) (continued)
436	Spectrum Brands, Inc.*	$2,254
36	Tiens Biotech Group USA, Inc.*	103
305	Tootsie Roll Industries, Inc.	7,515
348	TreeHouse Foods, Inc.*	8,202
301	Universal Corp.	16,158
127	Vector Group Ltd.	2,797
34	Village Super Market, Class A	1,822
119	WD-40 Co.	4,721
138	Weis Markets, Inc.	5,647
361	Winn-Dixie Stores, Inc.*	6,827
		252,104
	Energy — 5.4%
280	Allis-Chalmers Energy, Inc.*	4,242
129	Aventine Renewable Energy Holdings, Inc.*	1,271
123	Basic Energy Services, Inc.*	2,399
265	Berry Petroleum Co., Class A	10,960
72	Bill Barrett Corp.*	2,779
27	Bois d'Arc Energy, Inc.*	529
509	Brigham Exploration Co.*	3,517
226	Bristow Group, Inc.*	12,430
290	Bronco Drilling Co., Inc.*	4,164
231	Callon Petroleum Co.*	3,453
62	Clayton Williams Energy, Inc.*	1,783
129	Comstock Resources, Inc.*	4,321
48	Concho Resources, Inc.*	905
7	Dawson Geophysical Co.*	469
57	Delek U.S. Holdings, Inc.	1,051
317	Edge Petroleum Corp.*	1,870
593	Encore Acquisition Co.*	19,302
315	Energy Partners Ltd.*	3,900
602	Evergreen Energy, Inc.*	2,209
688	EXCO Resources, Inc.*	9,618
673	Exterran Holdings, Inc.*	53,867
319	General Maritime Corp.	8,517
202	GeoMet, Inc.*	982
303	Golar LNG Ltd.	6,451
1,899	Grey Wolf, Inc.*	9,647
11	Gulf Island Fabrication, Inc.	350
255	Gulfmark Offshore, Inc.*	11,332
389	Harvest Natural Resources, Inc.*	5,069
364	Horizon Offshore, Inc.*	6,166

Shares		Value
	Common Stocks (a) (continued)
256	Hornbeck Offshore Services, Inc.*	$10,540
653	International Coal Group, Inc.*	3,272
112	Kayne Anderson Energy Development Co.	2,592
10	Knightsbridge Tankers Ltd.	252
452	Mariner Energy, Inc.*	9,799
242	McMoRan Exploration Co.*	2,846
997	Meridian Resource Corp.*	1,735
138	Newpark Resources*	742
334	Nordic American Tanker Shipping	11,426
549	Oil States International, Inc.*	17,409
1,395	Oilsands Quest, Inc.*	6,277
140	Pacific Ethanol, Inc.*	855
251	Parker Drilling Co.*	1,795
229	Penn Virginia Corp.	9,531
915	PetroHawk Energy Corp.*	14,914
143	Petroleum Development Corp.*	7,246
74	PHI, Inc. (Non-Voting)*	2,360
554	Pioneer Drilling Co.*	6,598
54	Rex Energy Corp.*	534
260	Rosetta Resources, Inc.*	4,758
313	Stone Energy Corp.*	14,148
185	Sulphco, Inc.*	981
42	Superior Offshore International, Inc.*	259
46	Superior Well Services, Inc.*	892
333	Swift Energy Co.*	13,490
4	T-3 Energy Services, Inc.*	202
169	Toreador Resources Corp.*	1,102
133	Trico Marine Services, Inc.*	4,704
154	Union Drilling, Inc.*	1,956
308	Uranium Resources, Inc.*	3,653
55	US BioEnergy Corp.*	499
1,198	USEC, Inc.*	9,836
659	Vaalco Energy, Inc.*	2,873
56	VeraSun Energy Corp.*	661
33	Warren Resources, Inc.*	421
469	Whiting Petroleum Corp.*	24,726
76	World Fuel Services Corp.	2,405
		391,842
	Financials — 30.4%
154	1st Source Corp.	3,102
91	Abington Bancorp, Inc.	806

See accompanying notes to the financial statements.

Shares		Value
	Common Stocks (a) (continued)
85	ACA Capital Holdings, Inc.*	$70
59	Advance America Cash Advance Centers, Inc.	538
214	Advanta Corp., Class B	2,142
86	Agree Realty Corp. (REIT)	2,584
190	Alabama National Bancorporation	14,685
275	Aldabra 2 Acquisition Corp.*	2,621
680	Alesco Financial, Inc. (REIT)	2,530
177	Alexandria Real Estate Equities, Inc. (REIT)	17,387
365	Alfa Corp.	7,888
275	Alternative Asset Management Acquisition Corp.*	2,519
258	Amcore Financial, Inc.	6,063
302	American Campus Communities, Inc. (REIT)	7,810
634	American Equity Investment Life Holding Co.	5,712
1,453	American Financial Realty Trust (REIT)	11,726
101	American Physicians Capital, Inc.	4,238
192	AmericanWest Bancorp	3,485
151	Ameris Bancorp	2,541
210	Amerisafe, Inc.*	3,205
228	Ampal American Israel, Class A*	1,484
69	Amtrust Financial Services, Inc.	876
218	Anchor Bancorp Wisconsin, Inc.	5,542
715	Anthracite Capital, Inc. (REIT)	5,463
509	Anworth Mortgage Asset Corp. (REIT)	3,573
1,331	Apollo Investment Corp.	23,572
151	Arbor Realty Trust, Inc. (REIT)	2,582
775	Ares Capital Corp.	11,671
327	Argo Group International Holdings Ltd.*	12,920
1,181	Ashford Hospitality Trust, Inc. (REIT)	9,141
983	Aspen Insurance Holdings Ltd.	28,310
166	Asset Acceptance Capital Corp.	1,876
756	Assured Guaranty Ltd.	17,063
42	Asta Funding, Inc.	1,519
91	Baldwin & Lyons, Inc., Class B	2,452
89	Bancfirst Corp.	4,162
303	Banco Latinoamericano de Exportaciones S.A., Class E	5,412
120	Bancorp, Inc.*	1,939
617	Bank Mutual Corp.	6,244
28	Bank of the Ozarks, Inc.	815

Shares		Value
	Common Stocks (a) (continued)
466	BankAtlantic Bancorp, Inc., Class A	$1,794
258	BankFinancial Corp.	4,079
356	BankUnited Financial Corp., Class A	2,841
173	Banner Corp.	5,183
370	Beneficial Mutual Bancorp, Inc.*	3,607
119	Berkshire Hills Bancorp, Inc.	2,888
730	BioMed Realty Trust, Inc. (REIT)	16,483
79	BlackRock Kelso Capital Corp.	1,128
413	Boston Private Financial Holdings, Inc.	11,374
703	Brookline Bancorp, Inc.	7,206
78	BRT Realty Trust (REIT)	1,178
223	Calamos Asset Management, Inc., Class A	6,603
142	Capital City Bank Group, Inc.	4,122
107	Capital Corp. of the West	2,011
34	Capital Southwest Corp.	4,088
152	Capital Trust, Inc., Class A (REIT)	4,676
159	Capitol Bancorp Ltd.	3,186
485	CapLease, Inc. (REIT)	4,268
225	Cascade Bancorp	3,901
18	Cash America International, Inc.	648
88	Castlepoint Holdings Ltd.	1,035
571	Cathay General Bancorp	16,548
325	CBRE Realty Finance, Inc. (REIT)	2,308
493	Cedar Shopping Centers, Inc. (REIT)	5,768
616	Centennial Bank Holdings, Inc.*	3,111
112	Center Financial Corp.	1,378
253	Centerline Holding Co.	3,059
343	Central Pacific Financial Corp.	6,932
277	Chemical Financial Corp.	6,953
514	Chittenden Corp.	18,005
358	Citizens, Inc./Texas*	2,348
844	Citizens Republic Bancorp, Inc.	12,002
136	City Bank	2,829
191	City Holding Co.	6,872
111	Clayton Holdings, Inc.*	436
133	Clifton Savings Bancorp, Inc.	1,410
184	CNA Surety Corp.*	3,796
101	CoBiz Financial, Inc.	1,650
200	Columbia Banking System, Inc.	6,162
545	Commerce Group, Inc.	19,593
116	Community Bancorp*	2,091
336	Community Bank System, Inc.	6,777

See accompanying notes to the financial statements.

Schedule of Portfolio Investments November 30, 2007 (Unaudited)

Ultra Russell 2000 Value (continued)

Shares		Value
	Common Stocks (a) (continued)
277	Community Banks, Inc.	$8,155
170	Community Trust Bancorp, Inc.	4,802
236	Compass Diversified Holdings	3,514
91	CompuCredit Corp.*	1,179
392	Corporate Office Properties Trust SBI MD (REIT)	14,159
434	Corus Bankshares, Inc.	4,119
176	Cowen Group, Inc.*	1,888
283	Crawford & Co., Class B*	1,132
279	Crystal River Capital, Inc. (REIT)	3,942
740	CVB Financial Corp.	8,229
29	Darwin Professional Underwriters, Inc.*	667
1,878	DCT Industrial Trust, Inc. (REIT)	18,949
577	Deerfield Triarc Capital Corp. (REIT)	4,333
484	Delphi Financial Group, Inc.	18,605
184	Delta Financial Corp.	339
1,054	DiamondRock Hospitality Co. (REIT)	18,255
275	Dime Community Bancshares	3,732
148	Donegal Group, Inc., Class A	2,500
235	Downey Financial Corp.	9,778
50	EastGroup Properties, Inc. (REIT)	2,307
312	Education Realty Trust, Inc. (REIT)	3,741
67	EMC Insurance Group, Inc.	1,631
553	Employers Holdings, Inc.	9,838
151	Encore Capital Group, Inc.*	1,551
249	Energy Infrastructure Acquisition Corp.*	2,507
32	Enterprise Financial Services Corp.	734
313	Entertainment Properties Trust (REIT)	16,680
406	Equity One, Inc. (REIT)	9,610
96	Evercore Partners, Inc., Class A	2,013
718	Extra Space Storage, Inc. (REIT)	10,239
160	FBL Financial Group, Inc., Class A	5,931
245	FBR Capital Markets Corp.*	2,467
115	Federal Agricultural Mortgage Corp., Class C	3,129
300	Financial Federal Corp.	6,627
191	First Acceptance Corp.*	772
134	First Bancorp/NC	2,561
1,032	First Bancorp/Puerto Rico	6,749
264	First Busey Corp.	5,515
392	First Charter Corp.	11,807
825	First Commonwealth Financial Corp.	9,603
289	First Community Bancorp, Inc./CA	13,002

Shares		Value
	Common Stocks (a) (continued)
112	First Community Bancshares, Inc./VA	$3,596
370	First Financial Bancorp	4,248
218	First Financial Bankshares, Inc.	8,502
147	First Financial Corp./IN	4,172
133	First Financial Holdings, Inc.	3,646
138	First Indiana Corp.	4,395
198	First Industrial Realty Trust, Inc. (REIT)	7,231
204	First Merchants Corp.	4,425
62	First Mercury Financial Corp.*	1,316
555	First Midwest Bancorp, Inc./IL	18,148
1,130	First Niagara Financial Group, Inc.	14,046
194	First Place Financial Corp./OH	2,801
270	First Potomac Realty Trust (REIT)	5,092
93	First Regional Bancorp/CA*	2,050
228	First State Bancorporation/NM	3,333
152	FirstFed Financial Corp.*	5,323
897	FirstMerit Corp.	18,487
496	Flagstar Bancorp, Inc.	3,125
153	Flagstone Reinsurance Holdings Ltd.	2,165
235	Flushing Financial Corp.	3,774
673	FNB Corp./PA	10,438
102	Fpic Insurance Group, Inc.*	4,358
283	Franklin Bank Corp./TX*	1,203
664	Franklin Street Properties Corp. (REIT)	10,989
756	Fremont General Corp.	1,898
1,565	Friedman Billings Ramsey Group, Inc., Class A (REIT)	4,679
408	Frontier Financial Corp.	7,817
46	GAMCO Investors, Inc.	2,452
588	Glacier Bancorp, Inc.	11,707
159	Gladstone Capital Corp.	3,115
350	GMH Communities Trust (REIT)	2,044
278	Gramercy Capital Corp./ New York (REIT)	6,611
116	Great Southern Bancorp, Inc.	2,579
127	Green Bankshares, Inc.	3,793
106	Greenlight Capital Re Ltd., Class A*	2,303
51	Hallmark Financial Services*	763
298	Hancock Holding Co.	11,685
453	Hanmi Financial Corp.	4,344
165	Harleysville Group, Inc.	5,775
323	Harleysville National Corp.	4,958
565	Healthcare Realty Trust, Inc. (REIT)	14,368
142	Heartland Financial USA, Inc.	2,839

See accompanying notes to the financial statements.

Shares		Value
	Common Stocks (a) (continued)
361	Hercules Technology Growth Capital, Inc.	$4,263
149	Heritage Commerce Corp.	2,652
455	Hersha Hospitality Trust (REIT)	4,632
183	HFF, Inc., Class A*	1,250
186	Highwoods Properties, Inc. (REIT)	5,902
384	Hilb Rogal & Hobbs Co.	16,416
529	Hilltop Holdings, Inc.*	5,734
128	Home Bancshares, Inc./Conway, AR	2,564
85	Home Properties, Inc. (REIT)	3,841
482	Horace Mann Educators Corp.	9,428
137	Horizon Financial Corp.	2,358
129	IBERIABANK Corp.	6,244
849	IMPAC Mortgage Holdings, Inc. (REIT)	518
61	Imperial Capital Bancorp, Inc.	1,391
70	Independence Holding Co.	949
252	Independent Bank Corp./MI	2,409
158	Independent Bank Corp./ Rockland, MA	4,573
182	Infinity Property & Casualty Corp.	7,114
215	Information Services Group, Inc.*	1,447
529	Inland Real Estate Corp. (REIT)	7,734
232	Integra Bank Corp.	3,728
248	Interactive Brokers Group, Inc.*	7,291
571	International Bancshares Corp.	12,585
569	Investors Bancorp, Inc.*	8,347
538	Investors Real Estate Trust (REIT)	5,412
674	IPC Holdings Ltd.	19,923
210	Irwin Financial Corp.	1,707
61	James River Group, Inc.	2,086
140	JER Investors Trust, Inc. (REIT)	1,369
4	K-Fed Bancorp	49
52	Kansas City Life Insurance Co.	2,344
307	KBW, Inc.*	8,105
239	Kearny Financial Corp.	3,026
218	Kite Realty Group Trust (REIT)	3,412
308	KNBT Bancorp, Inc.	4,885
637	Knight Capital Group, Inc., Class A*	8,504
159	Kohlberg Capital Corp.	1,668
593	LaBranche & Co., Inc.*	3,149
224	Lakeland Bancorp, Inc.	2,578
136	Lakeland Financial Corp.	2,576
174	LandAmerica Financial Group, Inc.	4,580
447	LaSalle Hotel Properties (REIT)	16,628

Shares		Value
	Common Stocks (a) (continued)
738	Lexington Realty Trust (REIT)	$13,055
264	LTC Properties, Inc. (REIT)	6,215
483	Luminent Mortgage Capital, Inc. (REIT)	497
173	Macatawa Bank Corp.	1,727
238	Maguire Properties, Inc. (REIT)	6,017
209	MainSource Financial Group, Inc.	3,148
422	Marathon Acquisition Corp.*	3,338
673	Max Capital Group Ltd.	19,053
407	MB Financial, Inc.	12,902
697	MCG Capital Corp.	7,876
357	Meadowbrook Insurance Group, Inc.*	3,281
553	Medical Properties Trust, Inc. (REIT)	6,205
510	Meruelo Maddux Properties, Inc.*	2,142
1,360	MFA Mortgage Investments, Inc. (REIT)	11,941
110	Midland Co. (The)	7,036
246	Midwest Banc Holdings, Inc.	3,100
219	Mission West Properties (REIT)	2,243
1,147	Montpelier Re Holdings Ltd.	19,866
271	MVC Capital, Inc.	4,355
249	Nara Bancorp, Inc.	3,322
42	NASB Financial, Inc.	1,258
138	National Financial Partners Corp.	6,265
242	National Health Investors, Inc. (REIT)	6,878
44	National Interstate Corp.	1,449
547	National Penn Bancshares, Inc.	8,593
798	National Retail Properties, Inc. (REIT)	19,543
25	National Western Life Insurance Co., Class A	5,024
111	Nationwide Health Properties, Inc. (REIT)	3,472
146	Navigators Group, Inc.*	8,570
360	NBT Bancorp, Inc.	8,975
180	Nelnet, Inc., Class A	2,482
659	NewAlliance Bancshares, Inc.	8,501
463	Newcastle Investment Corp. (REIT)	6,024
77	NewStar Financial, Inc.*	707
195	NGP Capital Resources Co.	2,861
684	NorthStar Realty Finance Corp. (REIT)	6,272
204	Northwest Bancorp, Inc.	5,659
106	Novastar Financial, Inc. (REIT)	209
274	NTR Acquisition Co.*	2,628
65	NYMAGIC, Inc.	1,448
396	Ocwen Financial Corp.*	2,218

See accompanying notes to the financial statements.

Schedule of Portfolio Investments November 30, 2007 (Unaudited)

Ultra Russell 2000 Value (continued)

Shares		Value
	Common Stocks (a) (continued)
316	Odyssey Re Holdings Corp.	$12,179
741	Old National Bancorp/IN	11,841
135	Old Second Bancorp, Inc.	3,576
141	Omega Financial Corp.	4,364
231	Oriental Financial Group	3,114
75	Oritani Financial Corp.*	968
524	Pacific Capital Bancorp	10,768
135	Park National Corp.	10,202
177	Parkway Properties, Inc. (REIT)	7,004
486	Partners Trust Financial Group, Inc.	6,196
230	Patriot Capital Funding, Inc.	2,466
62	PennantPark Investment Corp.	712
358	Pennsylvania Real Estate Investment Trust (REIT)	12,362
9	Penson Worldwide, Inc.*	138
117	Peoples Bancorp, Inc./OH	2,830
252	PFF Bancorp, Inc.	2,369
1,273	Phoenix Cos., Inc. (The)	15,301
170	Pico Holdings, Inc.*	6,543
78	Pinnacle Financial Partners, Inc.*	2,272
195	Piper Jaffray Cos.*	9,032
668	Platinum Underwriters Holdings Ltd.	24,262
364	PMA Capital Corp., Class A*	3,181
405	Post Properties, Inc. (REIT)	14,706
435	Potlatch Corp. (REIT)	19,971
88	Preferred Bank/California	2,352
241	Presidential Life Corp.	4,155
405	Primus Guaranty Ltd.*	2,588
77	PrivateBancorp, Inc.	2,357
372	ProAssurance Corp.*	20,400
262	Prospect Capital Corp.	3,673
396	Prosperity Bancshares, Inc.	12,727
360	Provident Bankshares Corp.	8,442
689	Provident Financial Services, Inc.	10,239
473	Provident New York Bancorp	5,771
20	QC Holdings, Inc.	278
112	Quadra Realty Trust, Inc. (REIT)	810
706	RAIT Financial Trust (REIT)	6,107
203	RAM Holdings Ltd.*	1,177
74	Ramco-Gershenson Properties Trust (REIT)	1,872
1,127	Realty Income Corp. (REIT)	32,119
236	Redwood Trust, Inc. (REIT)	7,205

Shares		Value
	Common Stocks (a) (continued)
236	Renasant Corp.	$4,604
106	Republic Bancorp, Inc.,/Kentucky, Class A	1,723
147	Resource America, Inc., Class A	2,384
246	Resource Capital Corp. (REIT)	2,349
235	RLI Corp.	14,013
99	Rockville Financial, Inc.	1,353
113	Roma Financial Corp.	1,814
61	Royal Bancshares of Pennsylvania	730
277	S & T Bancorp, Inc.	8,872
181	Safety Insurance Group, Inc.	6,608
207	Sanders Morris Harris Group, Inc.	2,014
176	Sandy Spring Bancorp, Inc.	5,167
49	Santander BanCorp.	479
102	SCBT Financial Corp.	3,162
758	Scottish Re Group Ltd.*	872
232	SeaBright Insurance Holdings, Inc.*	3,598
165	Seacoast Banking Corp. of Florida	2,071
182	Security Bank Corp./Georgia	2,051
266	Security Capital Assurance Ltd.	1,883
612	Selective Insurance Group	14,437
933	Senior Housing Properties Trust (REIT)	20,610
17	Signature Bank/New York*	630
158	Simmons First National Corp., Class A	4,122
827	South Financial Group, Inc. (The)	14,820
115	Southside Bancshares, Inc.	2,202
159	Southwest Bancorp, Inc./OK	2,854
242	Sovran Self Storage, Inc. (REIT)	10,578
210	Star Maritime Acquisition Corp.*	3,112
161	State Auto Financial Corp.	4,489
208	Sterling Bancorp/NY	2,779
830	Sterling Bancshares, Inc./TX	10,242
294	Sterling Financial Corp./PA	5,042
572	Sterling Financial Corp./WA	10,256
192	Stewart Information Services Corp.	5,197
829	Strategic Hotels & Resorts, Inc. (REIT)	15,179
55	Stratus Properties, Inc.*	1,727
19	Suffolk Bancorp	586
175	Sun Bancorp, Inc./NJ*	2,949
697	Sunstone Hotel Investors, Inc. (REIT)	16,170
218	Superior Bancorp*	1,306
949	Susquehanna Bancshares, Inc.	18,876
310	SVB Financial Group*	15,959

See accompanying notes to the financial statements.

Shares		Value
	Common Stocks (a) (continued)
218	SWS Group, Inc.	$2,956
137	SY Bancorp, Inc.	3,241
65	Taylor Capital Group, Inc.	1,439
238	Technology Investment Capital Corp.	2,487
230	Texas Capital Bancshares, Inc.*	4,848
241	Thomas Weisel Partners Group, Inc.*	3,311
201	TierOne Corp.	4,703
73	Tompkins Financial Corp.	3,106
128	Triad Guaranty, Inc.*	1,102
156	Trico Bancshares	3,309
546	Trustmark Corp.	13,901
517	U-Store-It Trust (REIT)	5,196
1,114	UCBH Holdings, Inc.	17,913
345	UMB Financial Corp.	12,979
683	Umpqua Holdings Corp.	11,024
149	Union Bankshares Corp./VA	3,086
275	United America Indemnity Ltd., Class A*	5,445
401	United Bankshares, Inc.	12,463
464	United Community Banks, Inc./GA	8,797
299	United Community Financial Corp./OH	1,695
244	United Fire & Casualty Co.	7,520
88	Universal Health Realty Income Trust (REIT)	2,895
145	Univest Corp. of Pennsylvania	3,089
236	Urstadt Biddle Properties, Inc., Class A (REIT)	3,984
126	USB Holding Co., Inc.	2,656
157	Validus Holdings Ltd.*	3,909
129	ViewPoint Financial Group	2,300
27	Virginia Commerce Bancorp*	338
1,273	W Holding Co., Inc.	1,489
153	Waddell & Reed Financial, Inc.	5,230
127	Washington Trust Bancorp, Inc.	3,156
100	Wauwatosa Holdings, Inc.*	1,334
233	WesBanco, Inc.	5,587
175	West Coast Bancorp/OR	3,493
247	Westamerica Bancorporation	11,611
80	Western Alliance Bancorp*	1,765
115	Westfield Financial, Inc.	1,111
170	Wilshire Bancorp, Inc.	1,584
564	Winthrop Realty Trust (REIT)	3,012
269	Wintrust Financial Corp.	9,501
133	WP Stewart & Co., Ltd.	757

Shares		Value
	Common Stocks (a) (continued)
70	WSFS Financial Corp.	$3,912
413	Zenith National Insurance Corp.	17,358
		2,209,295
	Health Care — 5.4%
163	Albany Molecular Research, Inc.*	2,153
115	Alliance Imaging, Inc.*	1,098
484	Alpharma, Inc., Class A*	10,164
17	Amedisys, Inc.*	725
9	American Dental Partners, Inc.*	179
588	AMERIGROUP Corp.*	20,210
8	Amicus Therapeutics, Inc.*	122
341	Amsurg Corp.*	8,818
148	Analogic Corp.	7,965
129	Angiodynamics, Inc.*	2,504
53	Animal Health International, Inc.*	636
879	Applera Corp.- Celera Group*	13,290
287	Apria Healthcare Group, Inc.*	6,219
805	Arena Pharmaceuticals, Inc.*	7,044
323	Ariad Pharmaceuticals, Inc.*	1,454
478	Assisted Living Concepts, Inc., Class A*	3,289
101	Bentley Pharmaceuticals, Inc.*	1,272
83	Bionovo, Inc.*	156
208	Bio-Rad Laboratories, Inc., Class A*	20,989
100	Bradley Pharmaceuticals, Inc.*	1,969
320	Cambrex Corp.	2,477
128	Cantel Medical Corp.*	2,264
191	Capital Senior Living Corp.*	1,568
148	Centene Corp.*	3,700
19	Chemed Corp.	1,029
30	Computer Programs & Systems, Inc.	668
316	Conmed Corp.*	7,862
329	Cross Country Healthcare, Inc.*	4,790
106	Cytokinetics, Inc.*	515
143	Datascope Corp.	5,232
66	Emergent Biosolutions, Inc.*	369
63	Emeritus Corp.*	1,588
69	Enzon Pharmaceuticals, Inc.*	653
213	Gentiva Health Services, Inc.*	3,847
31	Greatbatch, Inc.*	638
22	Haemonetics Corp.*	1,276
20	Hansen Medical, Inc.*	590

See accompanying notes to the financial statements.

Schedule of Portfolio Investments November 30, 2007 (Unaudited)

Ultra Russell 2000 Value (continued)

Shares		Value
	Common Stocks (a) (continued)
878	Healthsouth Corp.*	$17,411
201	Healthspring, Inc.*	3,799
47	ICU Medical, Inc.*	1,745
91	Immunomedics, Inc.*	206
378	Incyte Corp.*	3,243
61	Indevus Pharmaceuticals, Inc.*	457
17	Insulet Corp.*	467
47	InterMune, Inc.*	763
321	Invacare Corp.	8,346
453	Inverness Medical Innovations, Inc.*	26,582
471	Isis Pharmaceuticals, Inc.*	8,332
6	Jazz Pharmaceuticals, Inc.*	93
34	Kensey Nash Corp.*	917
320	Kindred Healthcare, Inc.*	7,862
48	Landauer, Inc.	2,410
367	Magellan Health Services, Inc.*	16,680
589	MannKind Corp.*	5,537
360	Martek Biosciences Corp.*	9,310
19	Masimo Corp.*	702
47	Matria Healthcare, Inc.*	1,068
272	Maxygen, Inc.*	2,059
78	Medcath Corp.*	1,983
25	Medical Action Industries, Inc.*	500
264	Merit Medical Systems, Inc.*	3,836
5	Molecular Insight Pharmaceuticals, Inc.*	44
152	Molina Healthcare, Inc.*	5,698
149	Momenta Pharmaceuticals, Inc.*	796
390	Nabi Biopharmaceuticals*	1,287
28	National Healthcare Corp.	1,375
200	Neurocrine Biosciences, Inc.*	2,604
350	Odyssey HealthCare, Inc.*	3,500
11	Orexigen Therapeutics, Inc.*	145
76	Orthofix International N.V.*	4,439
371	Owens & Minor, Inc.	14,569
39	Par Pharmaceutical Cos., Inc.*	750
406	Perrigo Co.	12,545
108	PharmaNet Development Group, Inc.*	4,266
220	PharMerica Corp.*	3,241
74	PRA International*	2,242
31	Providence Service Corp. (The)*	867
195	RehabCare Group, Inc.*	4,504
272	Res-Care, Inc.*	6,196
45	Rigel Pharmaceuticals, Inc.*	322

Shares		Value
	Common Stocks (a) (continued)
58	Salix Pharmaceuticals Ltd.*	$659
61	Sciele Pharma, Inc.*	1,362
6	Sirtris Pharmaceuticals, Inc.*	97
116	Skilled Healthcare Group, Inc.*	1,757
392	STERIS Corp.	10,960
7	Sucampo Pharmaceuticals, Inc., Class A*	93
74	Sunrise Senior Living, Inc.*	2,323
358	Symmetry Medical, Inc.*	6,029
41	Telik, Inc.*	137
16	TomoTherapy, Inc.*	298
418	Universal American Financial Corp.*	9,965
143	Varian, Inc.*	10,017
90	Viropharma, Inc.*	805
10	Vital Images, Inc.*	180
11	Vital Signs, Inc.	582
21	Wright Medical Group, Inc.*	567
207	XOMA Ltd.*	745
56	Zoll Medical Corp.*	1,304
		390,900
	Industrials — 11.9%
28	AAR Corp.*	925
447	ABM Industries, Inc.	9,119
654	ABX Air, Inc.*	2,910
444	ACCO Brands Corp.*	7,419
263	Accuride Corp.*	1,996
76	Actuant Corp., Class A	2,407
140	Acuity Brands, Inc.	5,529
108	Aecom Technology Corp.*	2,872
451	Alaska Air Group, Inc.*	11,424
327	Albany International Corp.	12,645
112	Amerco, Inc.*	7,333
13	American Ecology Corp.	289
121	American Woodmark Corp.	2,344
93	Ameron International Corp.	9,838
74	Ampco-Pittsburgh Corp.	2,606
12	Amrep Corp.	397
229	AO Smith Corp.	8,104
397	Applied Industrial Technologies, Inc.	11,993
89	Argon ST, Inc.*	1,622
252	Arkansas Best Corp.	5,746
92	ASV, Inc.*	1,073
149	Atlas Air Worldwide Holdings, Inc.*	7,845

See accompanying notes to the financial statements.

Shares		Value
	Common Stocks (a) (continued)
24	Badger Meter, Inc.	$936
47	Barnes Group, Inc.	1,455
27	Barrett Business Services, Inc.	442
45	Beacon Roofing Supply, Inc.*	414
424	Blount International, Inc.*	5,203
128	BlueLinx Holdings, Inc.	525
308	Bowne & Co., Inc.	5,563
562	Brady Corp., Class A	22,497
552	Briggs & Stratton Corp.	12,586
158	Builders FirstSource, Inc.*	1,093
107	Cascade Corp.	6,455
254	Casella Waste Systems, Inc.*	3,802
381	CBIZ, Inc.*	3,520
113	CDI Corp.	3,014
89	Ceradyne, Inc.*	4,400
54	Chart Industries, Inc.*	1,501
183	CIRCOR International, Inc.	7,940
288	Clarcor, Inc.	10,256
93	Columbus McKinnon Corp./NY*	2,894
407	Comfort Systems USA, Inc.	4,782
239	Commercial Vehicle Group, Inc.*	3,186
14	Compx International, Inc.	197
16	Consolidated Graphics, Inc.*	828
119	Cornell Cos., Inc.*	2,799
32	Courier Corp.	1,052
14	CRA International, Inc.*	648
62	Cubic Corp.	2,448
261	Curtiss-Wright Corp.	14,078
579	Deluxe Corp.	18,291
239	Dollar Thrifty Automotive Group*	6,200
241	DynCorp International, Inc., Class A*	5,037
381	Eagle Bulk Shipping, Inc.	10,897
183	EDO Corp.	10,215
193	Electro Rent Corp.	2,640
711	EMCOR Group, Inc.*	18,941
260	Encore Wire Corp.	4,446
239	EnerSys*	5,562
285	Ennis, Inc.	5,233
239	EnPro Industries, Inc.*	7,313
261	Esterline Technologies Corp.*	13,629
44	Exponent, Inc.*	1,225
554	ExpressJet Holdings, Inc.*	1,385

Shares		Value
	Common Stocks (a) (continued)
535	Federal Signal Corp.	$6,153
30	First Advantage Corp., Class A*	546
75	Forward Air Corp.	2,428
128	FreightCar America, Inc.	4,348
240	G&K Services, Inc., Class A	9,761
117	Gehl Co.*	1,897
211	Genco Shipping & Trading Ltd.	13,356
164	Genesee & Wyoming, Inc.*	4,297
57	GeoEye, Inc.*	1,808
279	Gibraltar Industries, Inc.	3,900
77	Goodman Global, Inc.*	1,821
1,163	GrafTech International Ltd.*	18,689
171	Granite Construction, Inc.	7,014
18	Great Lakes Dredge & Dock Corp.	160
178	Greenbrier Cos., Inc.	3,948
333	Griffon Corp.*	4,302
124	Hardinge, Inc.	1,955
433	Heartland Express, Inc.	6,292
12	Heidrick & Struggles International, Inc.	435
36	ICT Group, Inc.*	399
1,199	IKON Office Solutions, Inc.	15,143
304	Insituform Technologies, Inc.*	3,949
109	Insteel Industries, Inc.	1,239
76	Integrated Electrical Services, Inc.*	1,427
185	Interline Brands, Inc.*	4,427
1,717	JetBlue Airways Corp.*	12,019
147	Kadant, Inc.*	4,331
180	Kaman Corp.	5,742
56	Kaydon Corp.	2,834
204	Kelly Services, Inc., Class A	3,886
77	Kforce, Inc.*	835
97	Korn/Ferry International*	1,671
10	L.B. Foster Co., Class A*	458
100	Ladish Co., Inc.*	4,416
47	Lawson Products	1,590
157	LECG Corp.*	2,490
79	Lindsay Corp.	4,181
205	LSI Industries, Inc.	4,235
170	Marten Transport Ltd.*	1,863
82	Miller Industries, Inc.*	1,068
196	Mine Safety Appliances Co.	9,606
81	Mobile Mini, Inc.*	1,557

See accompanying notes to the financial statements.

Schedule of Portfolio Investments November 30, 2007 (Unaudited)

Ultra Russell 2000 Value (continued)

Shares		Value
	Common Stocks (a) (continued)
317	Moog, Inc., Class A*	$14,290
78	MTC Technologies, Inc.*	1,275
413	Mueller Industries, Inc.	12,485
1,280	Mueller Water Products, Inc., Class A	13,402
10	Multi-Color Corp.	239
65	NACCO Industries, Inc., Class A	6,591
160	Navigant Consulting, Inc.*	2,077
192	NCI Building Systems, Inc.*	6,591
90	Nordson Corp.	4,752
100	Northwest Pipe Co.*	3,327
39	Nuco2, Inc.*	1,076
22	Old Dominion Freight Line, Inc.*	496
308	On Assignment, Inc.*	1,968
102	Orbital Sciences Corp.*	2,454
264	Pacer International, Inc.	3,633
89	Park-Ohio Holdings Corp.*	2,095
18	Patriot Transportation Holding, Inc.*	1,690
128	PeopleSupport, Inc.*	1,798
69	Perini Corp.*	3,670
82	PGT, Inc.*	453
597	PHH Corp.*	13,230
46	Pike Electric Corp.*	731
104	Polypore International, Inc.*	1,811
30	Powell Industries, Inc.*	1,226
783	Power-One, Inc.*	3,657
28	Preformed Line Products Co.	1,508
13	Protection One, Inc.*	152
356	Regal-Beloit Corp.	16,761
376	Republic Airways Holdings, Inc.*	7,550
157	Robbins & Myers, Inc.	10,755
105	RSC Holdings, Inc.*	1,289
370	Rush Enterprises, Inc., Class A*	5,831
132	Saia, Inc.*	1,721
147	Schawk, Inc.	2,112
190	School Specialty, Inc.*	6,781
81	Sequa Corp., Class A*	14,171
217	Simpson Manufacturing Co., Inc.	5,774
679	Skywest, Inc.	17,865
314	Spherion Corp.*	2,443
23	Standard Parking Corp.*	1,067
154	Standard Register Co. (The)	1,859
139	Standex International Corp.	2,652
228	Superior Essex, Inc.*	5,531

Shares		Value
	Common Stocks (a) (continued)
163	TAL International Group, Inc.	$3,692
54	TBS International Ltd., Class A*	2,358
173	Tecumseh Products Co., Class A*	4,112
60	Teledyne Technologies, Inc.*	3,253
91	Tennant Co.	3,989
261	Tetra Tech, Inc.*	5,408
333	Tredegar Corp.	4,815
117	Trex Co., Inc.*	806
157	Trimas Corp.*	1,743
143	Triumph Group, Inc.	11,620
242	UAP Holding Corp.	7,238
111	Ultrapetrol Bahamas Ltd.*	1,928
102	United Stationers, Inc.*	5,167
186	Universal Forest Products, Inc.	5,321
36	Universal Truckload Services, Inc.*	628
235	Viad Corp.	7,287
158	Volt Information Sciences, Inc.*	2,010
340	Wabash National Corp.	2,349
218	Waste Connections, Inc.*	6,939
217	Waste Services, Inc.*	2,005
18	Watsco, Inc.	653
362	Watson Wyatt Worldwide, Inc., Class A	16,670
350	Watts Water Technologies, Inc., Class A	10,241
519	Werner Enterprises, Inc.	9,108
117	Xerium Technologies, Inc.	696
		865,315
	Information Technology — 12.1%
4,340	3Com Corp.*	18,705
291	Actel Corp.*	3,189
1,320	Adaptec, Inc.*	4,422
317	Adtran, Inc.	6,876
294	Agilysys, Inc.	4,084
42	Airvana, Inc.*	265
168	Anaren, Inc.*	2,587
1,737	Andrew Corp.*	25,464
58	Anixter International, Inc.*	3,741
1,952	Applied Micro Circuits Corp.*	4,900
874	Ariba, Inc.*	10,374
84	Arris Group, Inc.*	876
37	Aruba Networks, Inc.*	516
353	AsiaInfo Holdings, Inc.*	4,165
56	Asyst Technologies, Inc.*	193

See accompanying notes to the financial statements.

Shares		Value
	Common Stocks (a) (continued)
52	ATMI, Inc.*	$1,565
30	AuthenTec, Inc.*	513
461	Avid Technology, Inc.*	12,230
563	Avocent Corp.*	14,019
1,134	Axcelis Technologies, Inc.*	5,375
2,248	BearingPoint, Inc.*	8,205
133	Bel Fuse, Inc., Class B	3,979
653	Benchmark Electronics, Inc.*	11,721
194	Black Box Corp.	7,139
77	Blackbaud, Inc.	2,191
19	BladeLogic, Inc.*	465
811	Borland Software Corp.*	2,620
242	Bottomline Technologies, Inc.*	3,049
59	Brightpoint, Inc.*	980
710	Brooks Automation, Inc.*	9,535
51	Cabot Microelectronics Corp.*	1,907
316	CACI International, Inc., Class A*	14,343
26	Cavium Networks, Inc.*	667
440	Checkpoint Systems, Inc.*	10,454
605	Ciber, Inc.*	4,126
433	Cirrus Logic, Inc.*	2,468
543	CMGI, Inc.*	5,631
103	Cognex Corp.	2,088
235	Coherent, Inc.*	6,761
138	Cohu, Inc.	2,160
20	comScore, Inc.*	649
20	Comverge, Inc.*	630
4,021	Conexant Systems, Inc.*	4,463
170	Cray, Inc.*	991
1,128	Credence Systems Corp.*	2,312
240	CSG Systems International, Inc.*	3,977
400	CTS Corp.	4,228
82	Cymer, Inc.*	3,368
58	Data Domain, Inc.*	1,495
70	Dice Holdings, Inc.*	692
241	Digi International, Inc.*	3,707
178	Ditech Networks, Inc.*	575
342	DSP Group, Inc.*	4,627
237	Dycom Industries, Inc.*	6,669
9	Eagle Test Systems, Inc.*	99
1,375	Earthlink, Inc.*	9,336
326	Electro Scientific Industries, Inc.*	6,601
634	Electronics for Imaging*	14,544

Shares		Value
	Common Stocks (a) (continued)
85	EMS Technologies, Inc.*	$2,474
386	Emulex Corp.*	6,465
9	EnerNOC, Inc.*	412
1,112	Entegris, Inc.*	9,630
217	eSpeed, Inc., Class A*	2,192
256	Exar Corp.*	2,353
109	Excel Technology, Inc.*	2,940
50	ExlService Holdings, Inc.*	1,199
1,247	Extreme Networks*	4,539
9	Forrester Research, Inc.*	236
211	Foundry Networks, Inc.*	3,720
315	Genesis Microchip, Inc.*	1,588
258	Gerber Scientific, Inc.*	2,451
167	Gevity HR, Inc.	710
27	Global Cash Access Holdings, Inc.*	94
65	HSW International, Inc.*	345
290	Hutchinson Technology, Inc.*	7,630
252	Hypercom Corp.*	1,348
173	i2 Technologies, Inc.*	2,799
392	Imation Corp.	7,867
336	Immersion Corp.*	4,412
76	Infinera Corp.*	1,658
179	Infospace, Inc.	3,188
240	infoUSA, Inc.	2,071
539	Insight Enterprises, Inc.*	10,678
30	Integral Systems, Inc.	748
431	Internet Capital Group, Inc.*	4,814
90	Interwoven, Inc.*	1,105
265	Ipass, Inc.*	1,158
148	Ixia*	1,529
120	IXYS Corp.*	928
198	JDA Software Group, Inc.*	4,146
936	Kemet Corp.*	5,803
175	Keynote Systems, Inc.*	2,408
54	Kulicke & Soffa Industries, Inc.*	382
308	L-1 Identity Solutions, Inc.*	5,723
1,280	Lattice Semiconductor Corp.*	4,301
1,376	Lawson Software, Inc.*	13,375
62	Limelight Networks, Inc.*	493
101	Lionbridge Technologies*	307
171	Littelfuse, Inc.*	5,703
128	Loral Space & Communications, Inc.*	4,383
51	Manhattan Associates, Inc.*	1,384

See accompanying notes to the financial statements.

Schedule of Portfolio Investments November 30, 2007 (Unaudited)

Ultra Russell 2000 Value (continued)

Shares		Value
	Common Stocks (a) (continued)
180	Mantech International Corp., Class A*	$6,964
69	Marchex, Inc., Class B	849
78	MasTec, Inc.*	789
86	Mattson Technology, Inc.*	709
223	MAXIMUS, Inc.	8,697
96	Measurement Specialties, Inc.*	2,363
390	Mentor Graphics Corp.*	4,247
54	Mercadolibre, Inc.*	2,290
248	Mercury Computer Systems, Inc.*	3,636
408	Methode Electronics, Inc.	4,916
15	MicroStrategy, Inc.*	1,513
533	MKS Instruments, Inc.*	9,685
37	Monotype Imaging Holdings, Inc.*	592
1,031	MPS Group, Inc.*	11,444
1,765	MRV Communications, Inc.*	3,954
489	MSC.Software Corp.*	6,460
76	MTS Systems Corp.	3,115
51	Multi-Fineline Electronix, Inc.*	932
243	Ness Technologies, Inc.*	2,287
34	Netezza Corp.*	451
390	Newport Corp.*	5,171
331	Nextwave Wireless, Inc.*	1,989
449	Omnivision Technologies, Inc.*	8,360
391	OpenTV Corp., Class A*	465
923	Openwave Systems, Inc.	2,538
142	Oplink Communications, Inc.*	2,293
90	Optium Corp.*	756
90	OSI Systems, Inc.*	2,231
66	Packeteer, Inc.*	446
1,154	Palm, Inc.	8,043
696	Parametric Technology Corp.*	11,623
225	Park Electrochemical Corp.	6,626
81	PC Connection, Inc.*	1,036
122	PDF Solutions, Inc.*	967
134	Pegasystems, Inc.	1,659
202	Pericom Semiconductor Corp.*	3,347
974	Perot Systems Corp., Class A*	12,808
466	Photronics, Inc.*	4,795
536	Plantronics, Inc.	14,392
204	Plexus Corp.*	6,071
169	PMC - Sierra, Inc.*	1,186
1,453	Powerwave Technologies, Inc.*	6,015
26	PROS Holdings, Inc.*	447

Shares		Value
	Common Stocks (a) (continued)
51	QAD, Inc.	$434
2,186	Quantum Corp.*	6,930
92	Quest Software, Inc.*	1,488
288	Rackable Systems, Inc.*	3,067
197	Radisys Corp.*	3,061
1,073	RealNetworks, Inc.*	6,620
1,147	RF Micro Devices, Inc.*	6,630
20	Rimage Corp.*	499
18	Rofin-Sinar Technologies, Inc.*	1,639
197	Rogers Corp.*	8,680
158	Rudolph Technologies, Inc.*	1,888
576	S1 Corp.*	4,274
1,349	Safeguard Scientifics, Inc.*	2,658
1,429	SAIC, Inc.*	28,494
92	SAVVIS, Inc.*	2,948
30	Scansource, Inc.*	1,058
192	Seachange International, Inc.*	1,448
482	Secure Computing Corp.*	4,372
202	Semitool, Inc.*	1,866
133	Semtech Corp.*	2,030
40	ShoreTel, Inc.*	621
146	SI International, Inc.*	3,790
68	Silicon Graphics, Inc.*	1,157
91	Silicon Image, Inc.*	428
1,013	Silicon Storage Technology, Inc.*	2,877
1,543	Skyworks Solutions, Inc.*	14,010
88	Solera Holdings, Inc.*	2,025
183	Sonic Solutions, Inc.*	1,817
535	SonicWALL, Inc.*	5,414
1,003	Spansion, Inc., Class A*	5,356
197	SRA International, Inc., Class A*	5,386
168	Standard Microsystems Corp.*	5,925
58	Starent Networks Corp.*	1,212
243	STEC, Inc.*	2,265
912	Sybase, Inc.*	23,384
1,270	Sycamore Networks, Inc.*	4,889
257	Symmetricom, Inc.*	1,108
182	SYNNEX Corp.*	3,760
96	Take-Two Interactive Software, Inc.*	1,438
286	Technitrol, Inc.	7,656
26	TechTarget, Inc.*	355
679	Tekelec*	8,352
2,125	TIBCO Software, Inc.*	16,639

See accompanying notes to the financial statements.

Shares		Value
	Common Stocks (a) (continued)
270	TNS, Inc.	$4,244
1,552	TriQuint Semiconductor, Inc.*	9,203
415	TTM Technologies, Inc.*	5,017
187	Ultra Clean Holdings*	2,687
123	Ultratech, Inc.*	1,474
537	United Online, Inc.	8,076
110	Universal Display Corp.*	1,822
641	Utstarcom, Inc.*	1,859
300	Veeco Instruments, Inc.*	5,034
137	Vignette Corp.*	2,107
15	Virtusa Corp.*	265
37	Wright Express Corp.*	1,404
240	X-Rite, Inc.*	2,983
373	Zoran Corp.*	8,139
182	Zygo Corp.*	2,055
		880,674
	Materials — 6.5%
604	AbitibiBowater, Inc.	13,563
102	AM Castle & Co.	2,560
199	AMCOL International Corp.	7,558
711	Aptargroup, Inc.	30,011
271	Arch Chemicals, Inc.	11,152
424	Buckeye Technologies, Inc.*	6,055
448	Calgon Carbon Corp.*	6,523
148	Century Aluminum Co.*	8,486
557	CF Industries Holdings, Inc.	50,676
222	Chesapeake Corp.	1,354
97	Claymont Steel Holdings, Inc.*	2,083
1,497	Coeur d'Alene Mines Corp.*	6,242
359	Compass Minerals International, Inc.	13,182
135	Esmark, Inc.*	2,619
484	Ferro Corp.	10,256
384	Georgia Gulf Corp.	2,857
502	Glatfelter	7,545
677	HB Fuller Co.	17,121
440	Headwaters, Inc.*	5,280
685	Hercules, Inc.	13,296
30	Horsehead Holding Corp.*	499
118	Innophos Holdings, Inc.	1,689
268	Innospec, Inc.	4,706
89	Koppers Holdings, Inc.	3,421
355	Mercer International, Inc.*	2,812
263	Metal Management, Inc.	12,103

Shares		Value
	Common Stocks (a) (continued)
213	Minerals Technologies, Inc.	$14,250
52	Neenah Paper, Inc.	1,569
126	NewMarket Corp.	6,761
80	NL Industries, Inc.	807
822	Olin Corp.	17,213
97	Olympic Steel, Inc.	2,536
332	OM Group, Inc.*	18,688
1,037	PolyOne Corp.*	6,502
414	Quanex Corp.	20,717
392	Rock-Tenn Co., Class A	10,341
391	Rockwood Holdings, Inc.*	13,169
180	Royal Gold, Inc.	5,170
244	Schnitzer Steel Industries, Inc.	15,230
301	Schulman A, Inc.	6,490
175	Schweitzer-Mauduit International, Inc.	4,672
524	Sensient Technologies Corp.	14,499
127	Silgan Holdings, Inc.	6,811
357	Spartech Corp.	4,877
69	Stepan Co.	2,107
438	Stillwater Mining Co.*	4,249
169	Symyx Technologies*	1,295
180	Texas Industries, Inc.	12,488
462	Tronox, Inc., Class B	3,742
234	U.S. Concrete, Inc.*	880
34	Universal Stainless & Alloy*	1,049
496	Wausau Paper Corp.	4,677
771	Worthington Industries, Inc.	16,337
484	WR Grace & Co.*	13,073
70	Zep, Inc.*	919
		474,767
	Telecommunication Services — 1.4%
476	Alaska Communications Systems Group, Inc.	7,140
105	Atlantic Tele-Network, Inc.	4,005
2,762	Cincinnati Bell, Inc.*	13,147
96	Consolidated Communications Holdings, Inc.	1,544
346	Fairpoint Communications, Inc.	5,162
1,148	FiberTower Corp.*	2,617
520	General Communication, Inc., Class A*	4,607
229	Global Crossing Ltd.*	4,198
101	Golden Telecom, Inc.*	10,247

See accompanying notes to the financial statements.

Schedule of Portfolio Investments November 30, 2007 (Unaudited)

Ultra Russell 2000 Value (continued)

Shares		Value
	Common Stocks (a) (continued)
24	Hungarian Telephone & Cable Corp.*	$419
661	ICO Global Communications Holdings Ltd.*	2,604
552	IDT Corp., Class B	4,477
354	Iowa Telecommunications Services, Inc.	6,032
49	iPCS, Inc.	1,695
22	North Pittsburgh Systems, Inc.	520
479	PAETEC Holding Corp.*	5,125
608	Premiere Global Services, Inc.*	8,378
78	Rural Cellular Corp., Class A*	3,437
238	Shenandoah Telecom Co.	5,871
161	SureWest Communications	2,916
304	Syniverse Holdings, Inc.*	4,749
121	Time Warner Telecom, Inc., Class A*	2,714
257	USA Mobility, Inc.*	3,390
380	Vonage Holdings Corp.*	802
		105,796
	Utilities — 5.3%
286	Allete, Inc.	11,715
190	American States Water Co.	7,914
4,179	Aquila, Inc.*	16,549
588	Avista Corp.	12,571
420	Black Hills Corp.	17,497
218	California Water Service Group	8,517
114	Central Vermont Public Service Corp.	3,153
176	CH Energy Group, Inc.	7,800
666	Cleco Corp.	18,608
511	El Paso Electric Co.*	13,138
339	Empire District Electric Co. (The)	7,811
57	EnergySouth, Inc.	3,151
491	Idacorp, Inc.	17,264
241	Laclede Group, Inc. (The)	8,293
237	MGE Energy, Inc.	8,312
312	New Jersey Resources Corp.	15,740
502	Nicor, Inc.	21,154
301	Northwest Natural Gas Co.	14,439
400	NorthWestern Corp.	11,140
332	Otter Tail Corp.	11,125
832	Piedmont Natural Gas Co.	21,665
855	PNM Resources, Inc.	18,964
340	Portland General Electric Co.	9,102

Shares		Value
	Common Stocks (a) (continued)
160	SJW Corp.	$5,354
329	South Jersey Industries, Inc.	12,140
470	Southwest Gas Corp.	13,592
268	Southwest Water Co.	3,211
281	UIL Holdings Corp.	10,065
393	Unisource Energy Corp.	12,155
1,115	Westar Energy, Inc.	28,890
549	WGL Holdings, Inc.	18,139
		389,168
	Total Common Stock (Cost $7,739,050)	6,738,829
Principal Amount
	Repurchase Agreements — 13.8%
$199,769	Credit Suisse First Boston Corp., 4.64%, dated 11/30/07, due 12/03/07, total to be received $199,846 **	199,769
229,778	Credit Suisse First Boston Corp., 4.55%, dated 11/30/07, due 12/03/07, total to be received $229,865 ***	229,778
39,954	UBS Warburg LLC, 4.55%, dated 11/30/07, due 12/3/07, total to be received $39,969 ****	39,954
532,718	UBS Warburg LLC, 4.55%, dated 11/30/07, due 12/3/07, total to be received $532,920 *****	532,718
	Total Repurchase Agreements (Cost $1,002,219)	1,002,219
	Total Investments (Cost $8,741,269) — 106.4%	7,741,048
	Liabilities in excess of other assets — (6.4%)	(466,662)
	Net Assets — 100.0%	$7,274,386

(a)  A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default.

*  Non-income producing security.

See accompanying notes to the financial statements.

**  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this Schedule of Portfolio Investments as follows: Federal Home Loan Bank, 0% to 6.00%, due 1/2/08 to 6/8/17; Federal Home Loan Mortgage Corp., 0% to 5.76%, due 12/7/07 to 11/23/35; Federal National Mortgage Association, 0% to 6.30%, due 2/27/08 to 6/13/22 which had a total value of $203,766. The investment in the repurchase agreement was through participation in a pooled account.

***  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this Schedule of Portfolio Investments as follows: Federal Home Loan Bank, 0% to 5.25%, due 5/16/08 to 10/19/16; Federal Home Loan Mortgage Corp., 0% to 4.00%, due 1/2/08 to 9/22/09; Federal National Mortgage Association, 0% to 6.25%, due 4/10/08 to 8/15/17 which had a total value of $234,374. The investment in the repurchase agreement was through participation in a pooled account.

****  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this Schedule of Portfolio Investments as follows: Federal Home Loan Mortgage Corp., 0% due 2/11/08 to 4/21/08; Federal National Mortgage Association, 0% to 6.23%, due 5/30/08 to 5/15/30 which had a total value of $40,753. The investment in the repurchase agreement was through participation in a pooled account.

*****  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this Schedule of Portfolio Investments as follows: Federal Home Loan Bank, 0% to 6.00%, due 1/11/08 to 7/21/25; Federal Home Loan Mortgage Corp., 0% to 6.10%, due 2/11/08 to 3/6/37; Federal National Mortgage Association, 0% to 6.21%, due 1/7/08 to 8/6/38 which had a total value of $543,373. The investment in the repurchase agreement was through participation in a pooled account.

REIT  Real Estate Investment Trust

As of November 30, 2007, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$306,604
Aggregate gross unrealized depreciation	(1,641,389)
Net unrealized depreciation	$(1,334,785)
Federal income tax cost of investments	$9,075,833

Swap Agreements

Ultra Russell2000 Value had the following open swap agreement as of November 30, 2007:

	Notional Amount at Value	Unrealized Depreciation
Equity Index Swap Agreement based on the Russell 2000® Value Index, expiring 12/27/07	$8,108,477	$(365,866)

See accompanying notes to the financial statements.

Schedule of Portfolio Investments November 30, 2007 (Unaudited)

Ultra Russell2000 Growth

Shares		Value
	Common Stocks (a) — 90.7%
	Consumer Discretionary — 14.5%
316	1-800-FLOWERS.COM, Inc., Class A*	$3,309
342	99 Cents Only Stores*	2,757
223	A.C. Moore Arts & Crafts, Inc.*	3,539
367	Aaron Rents, Inc.	7,380
1,013	Aeropostale, Inc.*	25,882
216	AFC Enterprises*	2,357
205	Ambassadors Group, Inc.	3,760
43	Ambassadors International, Inc.	517
282	Amerigon, Inc.*	5,155
142	Ameristar Casinos, Inc.	4,457
369	Arbitron, Inc.	14,705
696	Bally Technologies, Inc.*	29,023
331	Bebe Stores, Inc.	4,469
144	Benihana, Inc., Class A*	2,016
296	Big 5 Sporting Goods Corp.	4,863
222	BJ's Restaurants, Inc.*	3,949
175	Blue Nile, Inc.*	12,917
44	Blyth, Inc.	865
42	Bon-Ton Stores, Inc. (The)	491
342	Bright Horizons Family Solutions, Inc.*	12,924
268	Brown Shoe Co., Inc.	4,548
183	Buckle, Inc. (The)	6,462
200	Buffalo Wild Wings, Inc.*	5,782
205	Build-A-Bear Workshop, Inc.*	3,233
67	Cabela's, Inc.*	1,108
116	Cache, Inc.*	1,553
380	California Pizza Kitchen, Inc.*	6,046
140	Capella Education Co.*	9,859
130	Carrols Restaurant Group, Inc.*	1,387
763	Carter's, Inc.*	17,114
432	Casual Male Retail Group, Inc.*	2,678
100	Cato Corp. (The), Class A	1,506
194	CBRL Group, Inc.	6,491
156	CEC Entertainment, Inc.*	4,446
846	Champion Enterprises, Inc.*	7,631
331	Charlotte Russe Holding, Inc.*	5,448
71	Cherokee, Inc.	2,237
294	Childrens Place Retail Stores, Inc. (The)*	8,367
428	Chipotle Mexican Grill, Inc., Class B*	49,443
473	Christopher & Banks Corp.	7,625
168	Cinemark Holdings, Inc.	2,804

Shares		Value
	Common Stocks (a) (continued)
871	Citadel Broadcasting Corp.	$2,003
181	Citi Trends, Inc.*	2,796
748	CKE Restaurants, Inc.	10,936
454	CKX, Inc.*	5,507
102	Coinstar, Inc.*	2,665
381	Collective Brands, Inc.*	5,841
41	Columbia Sportswear Co.	1,968
10	Conn's, Inc.*	181
1,132	Corinthian Colleges, Inc.*	19,765
68	CPI Corp.	1,888
116	Crown Media Holdings, Inc., Class A*	843
34	CSK Auto Corp.*	332
172	Cumulus Media, Inc., Class A*	1,447
167	Deckers Outdoor Corp.*	24,076
1,224	Denny's Corp.*	5,018
783	DeVry, Inc.	43,049
80	Dolan Media Co.*	2,120
204	Dover Downs Gaming & Entertainment, Inc.	2,254
474	Dress Barn, Inc.*	6,702
237	Drew Industries, Inc.*	6,475
212	DSW, Inc., Class A*	4,768
414	Entravision Communications Corp., Class A*	3,097
31	Ethan Allen Interiors, Inc.	885
837	Fleetwood Enterprises, Inc.*	4,578
570	Fossil, Inc.*	24,704
159	G-lII Apparel Group Ltd.*	2,285
171	Gaiam, Inc., Class A*	4,027
36	Gander Mountain Co.*	175
231	Gaylord Entertainment Co.*	9,716
2,993	Gemstar-TV Guide International, Inc.*	17,659
248	Genesco, Inc.*	7,688
205	Global Sources Ltd.*	6,238
261	GSI Commerce, Inc.*	6,817
402	Gymboree Corp.*	13,411
380	Harris Interactive, Inc.*	1,592
1,306	Hayes Lemmerz International, Inc.*	5,394
84	Heelys, Inc.*	512
34	hhgregg, Inc.*	478
413	Hibbett Sports, Inc.*	8,846
117	Home Solutions of America, Inc.*	124
293	HOT Topic, Inc.*	1,849
662	Iconix Brand Group, Inc.*	15,087

See accompanying notes to the financial statements.

Shares		Value
	Common Stocks (a) (continued)
99	Ihop Corp.	$5,023
166	Interactive Data Corp.	5,184
523	INVESTools, Inc.*	8,080
201	iRobot Corp.*	3,220
21	Isle of Capri Casinos, Inc.*	367
509	J. Crew Group, Inc.*	24,457
446	Jack in the Box, Inc.*	13,358
324	Jackson Hewitt Tax Service, Inc.	10,449
31	Jo-Ann Stores, Inc.*	510
236	JOS. A. Bank Clothiers, Inc.*	6,110
110	K-Swiss, Inc., Class A	1,997
177	Kimball International, Inc., Class B	2,361
175	Knology, Inc.*	2,352
845	Krispy Kreme Doughnuts, Inc.*	2,256
120	Lakes Entertainment, Inc.*	797
334	Lear Corp.*	9,833
12	Libbey, Inc.	186
437	Life Time Fitness, Inc.*	23,738
28	Lifetime Brands, Inc.	359
44	Lincoln Educational Services Corp.*	611
72	Live Nation, Inc.*	966
735	LKQ Corp.*	29,187
211	Lodgenet Entertainment Corp.*	4,051
93	Lululemon Athletica, Inc.*	3,410
184	Maidenform Brands, Inc.*	2,405
99	Marcus Corp.	1,784
24	Marine Products Corp.	177
347	Martha Stewart Living Omnimedia, Class A*	3,522
435	Marvel Entertainment, Inc.*	12,049
413	Matthews International Corp., Class A	18,230
179	McCormick & Schmick's Seafood Restaurants, Inc.*	2,624
708	Men's Wearhouse, Inc.	24,440
193	Midas, Inc.*	3,161
157	Monarch Casino & Resort, Inc.*	4,016
201	Monro Muffler, Inc.	4,235
289	Morgans Hotel Group Co.*	5,344
161	Morningstar, Inc.*	13,097
57	Morton's Restaurant Group, Inc.*	654
268	MTR Gaming Group, Inc.*	1,855
549	National CineMedia, Inc.	15,196
154	Nautilus, Inc.	886
614	NetFlix, Inc.*	14,183

Shares		Value
	Common Stocks (a) (continued)
284	New York & Co., Inc.*	$2,093
597	NexCen Brands, Inc.*	2,687
39	Nexstar Broadcasting Group, Inc., Class A*	354
153	Noble International Ltd.	2,497
273	Orbitz Worldwide, Inc.*	2,184
215	Overstock.com, Inc.*	4,982
748	Pacific Sunwear of California*	12,252
174	Papa John's International, Inc.*	4,098
178	Peet's Coffee & Tea, Inc.*	4,756
93	PEP Boys-Manny Moe & Jack	1,016
279	PetMed Express, Inc.*	3,554
337	PF Chang's China Bistro, Inc.*	8,624
420	Pinnacle Entertainment, Inc.*	11,529
393	Polaris Industries, Inc.	17,905
118	Pre-Paid Legal Services, Inc.*	5,901
382	Premier Exhibitions, Inc.*	4,156
495	priceline.com, Inc.*	56,331
500	Quiksilver, Inc.*	5,300
406	Raser Technologies, Inc.*	5,063
218	Red Robin Gourmet Burgers, Inc.*	8,624
361	Retail Ventures, Inc.*	2,505
72	Riviera Holdings Corp.*	1,966
571	Ruby Tuesday, Inc.	7,486
248	Ruth's Chris Steak House*	3,001
1,223	Sally Beauty Holdings, Inc.*	11,142
79	Sauer-Danfoss, Inc.	1,920
405	Sealy Corp.	5,281
612	Select Comfort Corp.*	6,512
34	Shoe Carnival, Inc.*	396
460	Shuffle Master, Inc.*	6,150
191	Shutterfly, Inc.*	5,442
304	Sinclair Broadcast Group, Inc., Class A	3,146
266	Skechers U.S.A., Inc., Class A*	6,025
387	Smith & Wesson Holding Corp.*	3,855
794	Sonic Corp.*	19,374
863	Sotheby's	32,319
87	Source Interlink Cos., Inc.*	175
271	Spanish Broadcasting System, Inc., Class A*	520
421	Spartan Motors, Inc.	4,202
215	Stamps.com, Inc.*	2,731
51	Stein Mart, Inc.	276
158	Steiner Leisure Ltd.*	6,747

See accompanying notes to the financial statements.

Schedule of Portfolio Investments November 30, 2007 (Unaudited)

Ultra Russell2000 Growth (continued)

Shares		Value
	Common Stocks (a) (continued)
133	Steven Madden Ltd.*	$3,023
190	Strayer Education, Inc.	34,363
296	Sturm Ruger & Co., Inc.*	2,738
467	Sun-Times Media Group, Inc.*	467
694	Syntax-Brillian Corp.*	2,020
81	Systemax, Inc.	1,600
982	Tempur-Pedic International, Inc.	29,156
137	Tenneco, Inc.*	4,054
688	Texas Roadhouse, Inc., Class A*	8,662
224	Timberland Co., Class A*	3,647
1,273	Tivo, Inc.*	9,535
197	Town Sports International Holdings, Inc.*	1,990
823	Triarc Cos., Inc., Class B	6,921
182	True Religion Apparel, Inc.*	3,170
397	Tupperware Brands Corp.	13,847
323	Tween Brands, Inc.*	8,133
323	Under Armour, Inc., Class A*	16,047
188	Universal Electronics, Inc.*	6,947
307	Universal Technical Institute, Inc.*	5,412
410	Vail Resorts, Inc.*	22,759
307	Valassis Communications, Inc.*	3,785
18	Value Line, Inc.	744
337	ValueVision Media, Inc., Class A*	2,217
871	Visteon Corp.*	3,832
191	Volcom, Inc.*	5,151
311	Warnaco Group, Inc. (The)*	11,476
824	Westwood One, Inc.	1,574
1,102	Wet Seal, Inc. (The), Class A*	2,347
357	Winnebago Industries	7,683
531	WMS Industries, Inc.*	17,735
384	Wolverine World Wide, Inc.	9,512
295	World Wrestling Entertainment, Inc., Class A	4,649
225	Zumiez, Inc.*	6,255
		1,430,147
	Consumer Staples — 2.1%
47	Alico, Inc.	2,086
1,250	Alliance One International, Inc.*	5,162
89	American Dairy, Inc.*	1,491
698	American Oriental Bioengineering, Inc.*	8,167
15	Arden Group, Inc.	2,160
101	Boston Beer Co., Inc., Class A*	3,352

Shares		Value
	Common Stocks (a) (continued)
11	Cal-Maine Foods, Inc.	$271
394	Central European Distribution Corp.*	19,700
198	Chattem, Inc.*	14,040
78	Coca-Cola Bottling Co. Consolidated	4,426
1,056	Darling International, Inc.*	10,824
423	Flowers Foods, Inc.	9,826
52	Great Atlantic & Pacific Tea Co.*	1,563
225	Green Mountain Coffee Roasters, Inc.*	7,339
139	Ingles Markets, Inc., Class A	3,307
96	Inter Parfums, Inc.	1,754
124	J&J Snack Foods Corp.	4,015
338	Jones Soda Co.*	2,231
267	Lancaster Colony Corp.	10,285
114	Lance, Inc.	2,364
407	Longs Drug Stores Corp.	21,538
204	Mannatech, Inc.	1,287
21	Maui Land & Pineapple Co., Inc.*	591
11	MGP Ingredients, Inc.	90
79	Nash Finch Co.	2,820
134	National Beverage Corp.	992
436	Nu Skin Enterprises, Inc., Class A	7,713
120	Pantry, Inc. (The)*	3,455
419	Pathmark Stores, Inc.*	5,405
56	Pricesmart, Inc.	1,670
86	Ralcorp Holdings, Inc.*	5,280
130	Reddy Ice Holdings, Inc.	3,392
135	Sanderson Farms, Inc.	4,193
101	Spartan Stores, Inc.	2,273
56	Synutra International, Inc.*	2,093
4	Tiens Biotech Group USA, Inc.*	11
109	Tootsie Roll Industries, Inc.	2,686
559	United Natural Foods, Inc.*	16,373
110	USANA Health Sciences, Inc.*	4,585
257	Vector Group Ltd.	5,659
91	WD-40 Co.	3,610
24	Winn-Dixie Stores, Inc.*	454
		210,533
	Energy — 6.1%
169	Alon USA Energy, Inc.	4,702
856	Alpha Natural Resources, Inc.*	24,054
119	APCO Argentina, Inc.	3,190
398	Arena Resources, Inc.*	14,961
173	Arlington Tankers Ltd.	3,713

See accompanying notes to the financial statements.

Shares		Value
	Common Stocks (a) (continued)
299	Atlas America, Inc.	$16,977
279	ATP Oil & Gas Corp.*	12,438
358	Atwood Oceanics, Inc.*	31,235
242	Aventine Renewable Energy Holdings, Inc.*	2,384
390	Basic Energy Services, Inc.*	7,605
206	Berry Petroleum Co., Class A	8,520
319	Bill Barrett Corp.*	12,313
206	Bois d'Arc Energy, Inc.*	4,038
675	BPZ Resources, Inc.*	7,695
292	Cal Dive International, Inc.*	3,624
265	CARBO Ceramics, Inc.	10,521
319	Carrizo Oil & Gas, Inc.*	15,456
130	Clean Energy Fuels Corp.*	1,940
558	Complete Production Services, Inc.*	9,888
429	Comstock Resources, Inc.*	14,372
245	Concho Resources, Inc.*	4,621
171	Contango Oil & Gas Co.*	8,071
482	Crosstex Energy, Inc.	17,304
92	Dawson Geophysical Co.*	6,166
87	Delek U.S. Holdings, Inc.	1,604
858	Delta Petroleum Corp.*	13,187
278	Double Hull Tankers, Inc.	3,686
348	Dril-Quip, Inc.*	19,634
219	ENGlobal Corp.*	2,367
388	Evergreen Energy, Inc.*	1,424
494	FX Energy, Inc.*	3,675
421	GeoGlobal Resources, Inc.*	1,314
89	Geokinetics, Inc.*	1,938
151	GMX Resources, Inc.*	4,830
101	Golar LNG Ltd.	2,150
203	Goodrich Petroleum Corp.*	4,959
191	Grey Wolf, Inc.*	970
127	Gulf Island Fabrication, Inc.	4,040
258	Gulfport Energy Corp.*	5,372
1,085	Hercules Offshore, Inc.*	27,136
895	International Coal Group, Inc.*	4,484
929	ION Geophysical Corp.*	14,334
211	Knightsbridge Tankers Ltd.	5,319
197	Lufkin Industries, Inc.	10,246
609	Mariner Energy, Inc.*	13,203
84	Markwest Hydrocarbon, Inc.	5,149
347	Matrix Service Co.*	9,053
275	McMoRan Exploration Co.*	3,234

Shares		Value
	Common Stocks (a) (continued)
241	NATCO Group, Inc.*	$11,457
1,012	Newpark Resources*	5,445
410	Nova Biosource Fuels, Inc.*	652
52	OYO Geospace Corp.*	5,444
301	Pacific Ethanol, Inc.*	1,839
493	Parallel Petroleum Corp.*	9,441
1,164	Parker Drilling Co.*	8,323
223	Penn Virginia Corp.	9,281
1,143	PetroHawk Energy Corp.*	18,631
27	Petroleum Development Corp.*	1,368
543	Petroquest Energy, Inc.*	7,216
91	PHI, Inc. (Non-Voting)*	2,902
2,126	Rentech, Inc.*	4,422
62	Rex Energy Corp.*	613
358	Rosetta Resources, Inc.*	6,551
421	RPC, Inc.	4,673
412	Ship Finance International Ltd.	10,494
363	Sulphco, Inc.*	1,924
83	Superior Offshore International, Inc.*	512
151	Superior Well Services, Inc.*	2,928
75	T-3 Energy Services, Inc.*	3,781
440	TXCO Resources, Inc.*	5,302
320	Uranium Resources, Inc.*	3,795
112	US BioEnergy Corp.*	1,016
186	Venoco, Inc.*	3,396
454	VeraSun Energy Corp.*	5,362
532	Verenium Corp.*	1,942
397	W-H Energy Services, Inc.*	20,049
721	Warren Resources, Inc.*	9,200
484	Willbros Group, Inc.*	18,135
284	World Fuel Services Corp.	8,986
		604,176
	Financials — 7.5%
30	Abington Bancorp, Inc.	266
420	Acadia Realty Trust (REIT)	11,084
803	Advance America Cash Advance Centers, Inc.	7,323
234	Advanta Corp., Class B	2,342
219	Aldabra 2 Acquisition Corp.*	2,087
26	Alexander's, Inc. (REIT)*	10,131
209	Alexandria Real Estate Equities, Inc. (REIT)	20,530
219	Alternative Asset Management Acquisition Corp.*	2,006

See accompanying notes to the financial statements.

Schedule of Portfolio Investments November 30, 2007 (Unaudited)

Ultra Russell2000 Growth (continued)

Shares		Value
	Common Stocks (a) (continued)
254	Amtrust Financial Services, Inc.	$3,226
192	Associated Estates Realty Corp. (REIT)	2,394
98	Asta Funding, Inc.	3,544
127	Bank of the Ozarks, Inc.	3,694
43	Beneficial Mutual Bancorp, Inc.*	419
38	BlackRock Kelso Capital Corp.	543
18	Calamos Asset Management, Inc., Class A	533
30	Cascade Bancorp	520
367	Cash America International, Inc.	13,205
369	Centerline Holding Co.	4,461
33	Citizens, Inc.*	217
19	City Bank	395
26	Clayton Holdings, Inc.*	102
123	CoBiz Financial, Inc.	2,010
228	Cohen & Steers, Inc.	6,468
159	CompuCredit Corp.*	2,061
75	Consolidated-Tomoka Land Co.	4,733
51	Corporate Office Properties Trust SBI MD (REIT)	1,842
529	Cousins Properties, Inc. (REIT)	12,574
67	Credit Acceptance Corp.*	1,278
67	Darwin Professional Underwriters, Inc.*	1,541
737	Digital Realty Trust, Inc. (REIT)	28,124
210	Dollar Financial Corp.*	6,275
252	EastGroup Properties, Inc. (REIT)	11,625
174	eHealth, Inc.*	5,392
34	Encore Capital Group, Inc.*	349
91	Enstar Group Ltd.*	9,874
97	Enterprise Financial Services Corp.	2,224
114	Epoch Holding Corp.	1,595
263	Equity Lifestyle Properties, Inc. (REIT)	12,201
8	Evercore Partners, Inc., Class A	168
484	Ezcorp, Inc., Class A*	6,079
119	FBR Capital Markets Corp.*	1,198
115	FCStone Group, Inc.*	4,854
815	FelCor Lodging Trust, Inc. (REIT)	14,271
30	First Busey Corp.	627
325	First Cash Financial Services, Inc.*	5,525
16	First Financial Bankshares, Inc.	624
361	First Industrial Realty Trust, Inc. (REIT)	13,184
89	First Mercury Financial Corp.*	1,889
111	First South Bancorp, Inc.	2,676
33	Frontier Financial Corp.	632

Shares		Value
	Common Stocks (a) (continued)
19	GAMCO Investors, Inc.	$1,013
226	Getty Realty Corp. (REIT)	6,129
209	GFI Group, Inc.*	20,352
485	Glimcher Realty Trust (REIT)	9,414
234	Greenhill & Co., Inc.	16,916
15	Greenlight Capital Re Ltd., Class A*	326
206	Grubb & Ellis Co.*	1,063
23	Harleysville National Corp.	353
525	Highwoods Properties, Inc. (REIT)	16,658
31	Hilb Rogal & Hobbs Co.	1,325
335	Home Properties, Inc. (REIT)	15,139
171	Information Services Group, Inc.*	1,151
140	Inland Real Estate Corp. (REIT)	2,047
233	Interactive Brokers Group, Inc.*	6,850
508	International Securities Exchange Holdings, Inc.	34,133
4	James River Group, Inc.	137
174	JER Investors Trust, Inc. (REIT)	1,702
59	K-Fed Bancorp	717
23	KBW, Inc.*	607
17	Kite Realty Group Trust (REIT)	266
523	Knight Capital Group, Inc., Class A*	6,982
1,280	Ladenburg Thalmann Financial Services, Inc.*	2,470
211	Maguire Properties, Inc. (REIT)	5,334
406	MarketAxess Holdings, Inc.*	5,830
332	Mid-America Apartment Communities, Inc. (REIT)	16,032
330	National Financial Partners Corp.	14,982
20	National Health Investors, Inc. (REIT)	568
18	National Interstate Corp.	593
1,035	Nationwide Health Properties, Inc. (REIT)	32,375
18	Nelnet, Inc., Class A	248
710	NewAlliance Bancshares, Inc.	9,159
90	NewStar Financial, Inc.*	826
878	Omega Healthcare Investors, Inc. (REIT)	14,197
571	optionsXpress Holdings, Inc.	17,364
71	Oritani Financial Corp.*	916
189	PennantPark Investment Corp.	2,172
179	Penson Worldwide, Inc.*	2,744
112	Pinnacle Financial Partners, Inc.*	3,263
197	Portfolio Recovery Associates, Inc.	7,935

See accompanying notes to the financial statements.

Shares		Value
	Common Stocks (a) (continued)
96	Post Properties, Inc. (REIT)	$3,486
17	Preferred Bank	454
114	Primus Guaranty Ltd.*	728
156	PrivateBancorp, Inc.	4,775
208	PS Business Parks, Inc. (REIT)	11,222
80	QC Holdings, Inc.	1,111
86	Quadra Realty Trust, Inc. (REIT)	622
156	Ramco-Gershenson Properties (REIT)	3,947
140	Saul Centers, Inc. (REIT)	7,993
99	Sierra Bancorp	2,471
368	Signature Bank*	13,634
15	Southside Bancshares, Inc.	287
195	Stifel Financial Corp.*	9,077
109	Suffolk Bancorp	3,364
209	Sun Communities, Inc. (REIT)	5,116
271	Superior Bancorp*	1,623
84	SVB Financial Group*	4,324
36	SWS Group, Inc.	488
409	Tanger Factory Outlet Centers (REIT)	17,223
144	Tejon Ranch Co.*	5,566
37	Texas Capital Bancshares, Inc.*	780
310	Thomas Properties Group, Inc.	3,230
260	Tower Group, Inc.	8,429
379	TradeStation Group, Inc.*	4,521
981	Trustco Bank Corp. NY	10,428
154	U.S. Global Investors, Inc., Class A	2,536
31	United Bankshares, Inc.	964
107	United Security Bancshares	1,664
51	Universal Health Realty Income Trust (REIT)	1,678
23	Validus Holdings Ltd.*	573
193	Virginia Commerce Bancorp*	2,418
917	Waddell & Reed Financial, Inc.	31,343
588	Washington Real Estate Investment Trust (REIT)	18,840
10	Wauwatosa Holdings, Inc.*	133
103	Westamerica Bancorporation	4,842
123	Western Alliance Bancorp*	2,713
32	Wilshire Bancorp, Inc.	298
229	World Acceptance Corp.*	7,230
130	WP Stewart & Co., Ltd.	740
		732,074

Shares		Value
	Common Stocks (a) (continued)
	Health Care — 19.3%
273	Abaxis, Inc.*	$9,055
378	Abiomed, Inc.*	4,857
405	Acadia Pharmaceuticals, Inc.*	4,593
215	Accuray, Inc.*	3,571
326	Acorda Therapeutics, Inc.*	6,099
465	Adams Respiratory Therapeutics, Inc.*	20,060
56	Affymax, Inc.*	1,426
896	Affymetrix, Inc.*	18,682
136	Air Methods Corp.*	7,160
719	Akorn, Inc.*	5,493
128	Albany Molecular Research, Inc.*	1,691
476	Alexion Pharmaceuticals, Inc.*	34,615
265	Alexza Pharmaceuticals, Inc.*	2,321
773	Align Technology, Inc.*	13,056
1,314	Alkermes, Inc.*	18,738
199	Alliance Imaging, Inc.*	1,900
546	Allos Therapeutics, Inc.*	3,773
723	Allscripts Healthcare Solutions, Inc.*	12,790
457	Alnylam Pharmaceuticals, Inc.*	14,907
277	Altus Pharmaceuticals, Inc.*	2,933
219	AMAG Pharmaceuticals, Inc.*	12,621
319	Amedisys, Inc.*	13,609
154	American Dental Partners, Inc.*	3,069
941	American Medical Systems Holdings, Inc.*	12,863
56	Amicus Therapeutics, Inc.*	857
453	AMN Healthcare Services, Inc.*	7,647
123	Angiodynamics, Inc.*	2,387
92	Animal Health International, Inc.*	1,104
234	Apria Healthcare Group, Inc.*	5,071
519	Ariad Pharmaceuticals, Inc.*	2,336
509	Arqule, Inc.*	3,303
614	Array Biopharma, Inc.*	6,797
359	Arthrocare Corp.*	19,433
202	Aspect Medical Systems, Inc.*	3,002
227	Assisted Living Concepts, Inc., Class A*	1,562
408	Auxilium Pharmaceuticals, Inc.*	11,444
399	Beijing Med-Pharm Corp.*	4,038
131	Bentley Pharmaceuticals, Inc.*	1,649
145	Bio-Reference Labs, Inc.*	4,853
65	Biodel, Inc.*	1,142

See accompanying notes to the financial statements.

Schedule of Portfolio Investments November 30, 2007 (Unaudited)

Ultra Russell2000 Growth (continued)

Shares		Value
	Common Stocks (a) (continued)
1,252	BioMarin Pharmaceutical, Inc.*	$34,430
140	BioMimetic Therapeutics, Inc.*	1,707
590	Bionovo, Inc.*	1,109
49	Bradley Pharmaceuticals, Inc.*	965
849	Bruker BioSciences Corp.*	7,887
211	Cadence Pharmaceuticals, Inc.*	2,840
79	Capital Senior Living Corp.*	649
139	Caraco Pharmaceutical Laboratories Ltd.*	2,052
1,020	Cell Genesys, Inc.*	2,377
397	Centene Corp.*	9,925
720	Cepheid, Inc.*	15,574
290	Chemed Corp.	15,704
83	Computer Programs & Systems, Inc.	1,848
384	Conceptus, Inc.*	7,715
99	Corvel Corp.*	2,302
34	Cross Country Healthcare, Inc.*	495
322	CryoLife, Inc.*	2,312
723	Cubist Pharmaceuticals, Inc.*	15,357
166	Cutera, Inc.*	2,513
776	CV Therapeutics, Inc.*	6,767
290	Cyberonics, Inc.*	3,956
105	Cynosure, Inc., Class A*	3,117
483	Cypress Bioscience, Inc.*	5,893
325	Cytokinetics, Inc.*	1,580
1,134	CytRx Corp.*	3,788
1,091	Dendreon Corp.*	5,455
249	Dionex Corp.*	21,033
1,105	Discovery Laboratories, Inc.*	3,227
968	Durect Corp.*	5,614
597	Eclipsys Corp.*	13,850
121	Emergency Medical Services Corp.*	3,722
85	Emeritus Corp.*	2,142
890	Encysive Pharmaceuticals, Inc.*	596
406	Enzo Biochem, Inc.*	4,450
494	Enzon Pharmaceuticals, Inc.*	4,673
512	eResearchTechnology, Inc.*	6,072
605	ev3, Inc.*	8,857
1,362	Exelixis, Inc.*	11,890
178	Genomic Health, Inc.*	4,311
111	Gentiva Health Services, Inc.*	2,005
866	GenVec, Inc.*	1,593
952	Geron Corp.*	6,159
255	Greatbatch, Inc.*	5,248

Shares		Value
	Common Stocks (a) (continued)
220	GTx, Inc.*	$3,161
321	Haemonetics Corp.*	18,621
841	Halozyme Therapeutics, Inc.*	7,132
101	Hansen Medical, Inc.*	2,978
404	HealthExtras, Inc.*	10,734
390	Healthspring, Inc.*	7,371
458	Healthways, Inc.*	26,733
274	HMS Holdings Corp.*	8,508
1,598	Hologic, Inc.*	106,091
1,754	Human Genome Sciences, Inc.*	18,259
486	Hythiam, Inc.*	1,570
268	I-Flow Corp.*	4,468
113	ICU Medical, Inc.*	4,195
325	Idenix Pharmaceuticals, Inc.*	777
700	Illumina, Inc.*	40,453
900	Immucor, Inc.*	29,853
652	Immunomedics, Inc.*	1,474
655	Incyte Corp.*	5,620
725	Indevus Pharmaceuticals, Inc.*	5,430
83	Insulet Corp.*	2,279
235	Integra LifeSciences Holdings Corp.*	9,741
336	InterMune, Inc.*	5,457
407	inVentiv Health, Inc.*	11,876
349	Inverness Medical Innovations, Inc.*	20,479
584	Isis Pharmaceuticals, Inc.*	10,331
555	Javelin Pharmaceuticals, Inc.*	2,309
71	Jazz Pharmaceuticals, Inc.*	1,101
166	Kendle International, Inc.*	7,166
115	Kensey Nash Corp.*	3,100
569	Keryx Biopharmaceuticals, Inc.*	5,235
556	Kosan Biosciences, Inc.*	2,652
462	KV Pharmaceutical Co., Class A*	13,028
64	Landauer, Inc.	3,213
249	LCA-Vision, Inc.	4,049
190	LHC Group, Inc.*	4,864
443	Lifecell Corp.*	17,964
1,112	Ligand Pharmaceuticals, Inc., Class B	5,460
468	Luminex Corp.*	7,493
81	Magellan Health Services, Inc.*	3,681
157	Masimo Corp.*	5,803
224	Matria Healthcare, Inc.*	5,089
1,645	Medarex, Inc.*	20,892
41	Medcath Corp.*	1,042
153	Medical Action Industries, Inc.*	3,062

See accompanying notes to the financial statements.

Shares		Value
	Common Stocks (a) (continued)
676	Medicines Co. (The)*	$11,952
730	Medicis Pharmaceutical Corp., Class A	19,637
279	Medivation, Inc.*	3,794
442	Mentor Corp.	16,615
519	Meridian Bioscience, Inc.	16,011
49	Merit Medical Systems, Inc.*	712
189	Metabolix, Inc.*	4,067
1,042	MGI Pharma, Inc.*	36,064
196	Micrus Endovascular Corp.*	3,589
615	Minrad International, Inc.*	1,667
60	Molecular Insight Pharmaceuticals, Inc.*	527
136	Momenta Pharmaceuticals, Inc.*	726
111	MWI Veterinary Supply, Inc.*	4,671
562	Myriad Genetics, Inc.*	27,088
336	Nabi Biopharmaceuticals*	1,109
333	Nastech Pharmaceutical Co., Inc.*	1,265
58	National Healthcare Corp.	2,848
282	Natus Medical, Inc.*	4,757
1,198	Nektar Therapeutics*	7,991
262	Neurocrine Biosciences, Inc.*	3,411
413	Neurogen Corp.*	1,363
275	Nighthawk Radiology Holdings, Inc.*	5,814
255	Northstar Neuroscience, Inc.*	2,354
93	Novacea, Inc.*	265
324	Noven Pharmaceuticals, Inc.*	5,129
451	NuVasive, Inc.*	19,199
264	NxStage Medical, Inc.*	3,395
70	Obagi Medical Products, Inc.*	1,288
32	Odyssey HealthCare, Inc.*	320
439	Omnicell, Inc.*	11,576
179	Omrix Biopharmaceuticals, Inc.*	5,977
715	Onyx Pharmaceuticals, Inc.*	38,996
603	OraSure Technologies, Inc.*	5,716
82	Orexigen Therapeutics, Inc.*	1,080
127	Orthofix International N.V.*	7,418
753	OSI Pharmaceuticals, Inc.*	35,112
178	Osiris Therapeutics, Inc.*	1,988
94	Owens & Minor, Inc.	3,691
470	Pain Therapeutics, Inc.*	4,930
240	Palomar Medical Technologies, Inc.*	4,210
396	Par Pharmaceutical Cos., Inc.*	7,619
364	Parexel International Corp.*	16,107
304	Penwest Pharmaceuticals Co.*	1,851

Shares		Value
	Common Stocks (a) (continued)
528	Perrigo Co.	$16,315
118	PharmaNet Development Group, Inc.*	4,661
95	PharMerica Corp.*	1,399
340	Pharmion Corp.*	21,706
537	Phase Forward, Inc.*	13,103
304	Poniard Pharmaceuticals, Inc.*	1,368
333	Pozen, Inc.*	3,473
172	PRA International*	5,212
334	Progenics Pharmaceuticals, Inc.*	6,480
30	Protalix BioTherapeutics, Inc.*	110
115	Providence Service Corp. (The)*	3,218
878	PSS World Medical, Inc.*	16,840
709	Psychiatric Solutions, Inc.*	25,900
375	Quidel Corp.*	7,088
170	Radiation Therapy Services, Inc.*	5,302
389	Regeneration Technologies, Inc.*	3,454
832	Regeneron Pharmaceuticals, Inc.*	18,121
342	Rigel Pharmaceuticals, Inc.*	2,449
548	Salix Pharmaceuticals Ltd.*	6,225
663	Santarus, Inc.*	1,684
694	Savient Pharmaceuticals, Inc.*	9,758
389	Sciele Pharma, Inc.*	8,682
637	Seattle Genetics, Inc.*	7,001
396	Senomyx, Inc.*	2,772
219	Sirona Dental Systems, Inc.*	5,926
72	Sirtris Pharmaceuticals, Inc.*	1,158
157	Skilled Healthcare Group, Inc.*	2,379
133	Somaxon Pharmaceuticals, Inc.*	773
345	Sonic Innovations, Inc.*	2,874
217	SonoSite, Inc.*	7,209
407	Spectranetics Corp.*	6,174
342	Stereotaxis, Inc.*	4,614
392	STERIS Corp.	10,960
48	Sucampo Pharmaceuticals, Inc., Class A*	636
561	Sun Healthcare Group, Inc.*	9,307
498	Sunrise Senior Living, Inc.*	15,632
697	SuperGen, Inc.*	2,948
198	SurModics, Inc.*	10,225
42	Symmetry Medical, Inc.*	707
65	Synta Pharmaceuticals Corp.*	484
637	Telik, Inc.*	2,134
431	Tercica, Inc.*	2,862
695	Thoratec Corp.*	13,615

See accompanying notes to the financial statements.

Schedule of Portfolio Investments November 30, 2007 (Unaudited)

Ultra Russell2000 Growth (continued)

Shares		Value
	Common Stocks (a) (continued)
135	TomoTherapy, Inc.*	$2,511
591	Trizetto Group*	9,119
113	Trubion Pharmaceuticals, Inc.*	1,129
272	United Therapeutics Corp.*	27,222
148	Universal American Financial Corp.*	3,528
1,241	Valeant Pharmaceuticals International*	14,334
347	Vanda Pharmaceuticals, Inc.*	3,120
233	Varian, Inc.*	16,322
351	Ventana Medical Systems, Inc.*	31,176
807	Viropharma, Inc.*	7,215
201	Visicu, Inc.*	1,684
211	Vital Images, Inc.*	3,806
129	Vital Signs, Inc.	6,825
762	Vivus, Inc.*	4,313
377	Volcano Corp.*	5,508
431	West Pharmaceutical Services, Inc.	16,193
438	Wright Medical Group, Inc.*	11,817
282	XenoPort, Inc.*	14,830
1,478	XOMA Ltd.*	5,321
200	Zoll Medical Corp.*	4,656
508	Zymogenetics, Inc.*	7,457
		1,895,983
	Industrials — 14.9%
230	3D Systems Corp.*	4,041
181	AAON, Inc.	3,444
455	AAR Corp.*	15,024
42	ABM Industries, Inc.	857
185	ACCO Brands Corp.*	3,091
627	Actuant Corp., Class A	19,857
404	Acuity Brands, Inc.	15,954
306	Administaff, Inc.	10,000
236	Advisory Board Co. (The)*	15,342
434	Aecom Technology Corp.*	11,540
91	Aerovironment, Inc.*	2,192
1,195	Airtran Holdings, Inc.*	10,146
69	Allegiant Travel Co.*	2,443
150	Altra Holdings, Inc.*	2,404
655	American Commercial Lines, Inc.*	11,390
197	American Ecology Corp.	4,381
128	American Railcar Industries, Inc.	1,969
389	American Reprographics Co.*	6,022
120	American Science & Engineering, Inc.	6,942
530	American Superconductor Corp.*	12,794

Shares		Value
	Common Stocks (a) (continued)
10	Ameron International Corp.	$1,058
8	Ampco-Pittsburgh Corp.	282
8	Amrep Corp.	264
376	Apogee Enterprises, Inc.	8,355
97	Applied Industrial Technologies, Inc.	2,930
66	Argon ST, Inc.*	1,203
442	Arrowhead Research Corp.*	1,803
246	Astec Industries, Inc.*	9,240
158	ASV, Inc.*	1,842
152	AZZ, Inc.*	4,071
157	Badger Meter, Inc.	6,123
598	Baldor Electric Co.	20,182
547	Barnes Group, Inc.	16,935
65	Barrett Business Services, Inc.	1,065
526	Beacon Roofing Supply, Inc.*	4,844
589	Belden, Inc.	27,123
488	Bucyrus International, Inc.	42,802
15	Builders FirstSource, Inc.*	104
29	Cascade Corp.	1,750
174	CBIZ, Inc.*	1,608
36	CDI Corp.	960
307	Celadon Group, Inc.*	2,395
701	Cenveo, Inc.*	14,413
252	Ceradyne, Inc.*	12,459
115	Chart Industries, Inc.*	3,197
333	Clarcor, Inc.	11,858
217	Clean Harbors, Inc.*	11,662
110	Coleman Cable, Inc.*	1,143
137	Columbus McKinnon Corp.*	4,263
58	Comfort Systems USA, Inc.	682
229	COMSYS IT Partners, Inc.*	3,057
103	Consolidated Graphics, Inc.*	5,328
251	CoStar Group, Inc.*	12,096
99	Courier Corp.	3,254
127	CRA International, Inc.*	5,875
130	Cubic Corp.	5,132
273	Curtiss-Wright Corp.	14,726
369	Diamond Management & Technology Consultants, Inc.	2,742
139	Dynamex, Inc.*	3,818
158	Dynamic Materials Corp.	10,028
43	DynCorp International, Inc., Class A*	899
164	Eagle Bulk Shipping, Inc.	4,690
16	EDO Corp.	893

See accompanying notes to the financial statements.

Shares		Value
	Common Stocks (a) (continued)
517	Energy Conversion Devices, Inc.*	$13,375
339	ESCO Technologies, Inc.*	12,536
76	Esterline Technologies Corp.*	3,969
1,117	Evergreen Solar, Inc.*	14,711
143	Exponent, Inc.*	3,983
59	ExpressJet Holdings, Inc.*	148
62	First Advantage Corp., Class A*	1,128
487	Flow International Corp.*	3,847
889	Force Protection, Inc.*	9,610
306	Forward Air Corp.	9,905
252	Franklin Electric Co., Inc.	9,818
10	FreightCar America, Inc.	340
619	FTI Consulting, Inc.*	35,283
226	Fuel Tech, Inc.*	5,517
866	FuelCell Energy, Inc.*	7,855
15	Genco Shipping & Trading Ltd.	949
733	GenCorp, Inc.*	8,869
216	Genesee & Wyoming, Inc.*	5,659
372	Genlyte Group, Inc.*	35,061
659	Geo Group, Inc. (The)*	16,778
161	GeoEye, Inc.*	5,107
401	Goodman Global, Inc.*	9,484
150	Gorman-Rupp Co. (The)	5,917
271	Granite Construction, Inc.	11,116
133	Great Lakes Dredge & Dock Corp.	1,185
232	H&E Equipment Services, Inc.*	4,007
543	Healthcare Services Group	11,892
250	Heartland Express, Inc.	3,632
334	Heico Corp.	16,453
221	Heidrick & Struggles International, Inc.	8,016
830	Herman Miller, Inc.	22,783
1,232	Hexcel Corp.*	31,379
439	Horizon Lines, Inc., Class A	8,740
205	Houston Wire & Cable Co.	3,036
507	HUB Group, Inc., Class A*	13,223
330	Hudson Highland Group, Inc.*	2,940
73	Hurco Cos., Inc.*	3,013
244	Huron Consulting Group, Inc.*	17,878
63	ICT Group, Inc.*	698
411	IHS, Inc., Class A*	28,828
310	II-VI, Inc.*	10,397
304	Innerworkings, Inc.*	4,818
165	Innovative Solutions & Support, Inc.*	2,348
111	Insteel Industries, Inc.	1,262

Shares		Value
	Common Stocks (a) (continued)
86	Integrated Electrical Services, Inc.*	$1,614
715	Interface, Inc., Class A	12,470
145	Interline Brands, Inc.*	3,470
417	Ionatron, Inc.*	1,443
322	JetBlue Airways Corp.*	2,254
10	Kadant, Inc.*	295
107	Kaman Corp.	3,413
304	Kaydon Corp.	15,385
66	Kelly Services, Inc., Class A	1,257
330	Kenexa Corp.*	6,392
333	Kforce, Inc.*	3,613
747	Knight Transportation, Inc.	11,354
649	Knoll, Inc.	11,345
509	Korn/Ferry International*	8,770
126	L.B. Foster Co., Class A*	5,772
574	Labor Ready, Inc.*	8,639
73	Ladish Co., Inc.*	3,224
218	Layne Christensen Co.*	12,415
146	LECG Corp.*	2,316
59	Lindsay Corp.	3,122
158	M&F Worldwide Corp.*	8,116
329	McGrath Rentcorp	8,748
299	Medis Technologies Ltd.*	3,818
94	Michael Baker Corp.*	3,283
179	Middleby Corp.*	13,584
321	Midwest Air Group, Inc.*	5,001
34	Miller Industries, Inc.*	443
138	Mine Safety Appliances Co.	6,763
374	Mobile Mini, Inc.*	7,188
124	Moog, Inc., Class A*	5,590
32	MTC Technologies, Inc.*	523
95	Multi-Color Corp.	2,270
432	Navigant Consulting, Inc.*	5,607
38	NCI Building Systems, Inc.*	1,305
334	Nordson Corp.	17,635
155	Nuco2, Inc.*	4,275
537	Odyssey Marine Exploration, Inc.*	3,023
362	Old Dominion Freight Line, Inc.*	8,156
98	On Assignment, Inc.*	626
656	Orbital Sciences Corp.*	15,783
142	Pacer International, Inc.	1,954
158	PeopleSupport, Inc.*	2,220
268	Perini Corp.*	14,255
40	PGT, Inc.*	221

See accompanying notes to the financial statements.

Schedule of Portfolio Investments November 30, 2007 (Unaudited)

Ultra Russell2000 Growth (continued)

Shares		Value
	Common Stocks (a) (continued)
178	Pike Electric Corp.*	$2,830
241	Pinnacle Airlines Corp.*	3,919
75	Polypore International, Inc.*	1,306
70	Powell Industries, Inc.*	2,859
70	Protection One, Inc.*	817
209	Raven Industries, Inc.	7,259
277	RBC Bearings, Inc.*	10,188
640	Resources Connection, Inc.	13,197
370	Rollins, Inc.	10,893
149	RSC Holdings, Inc.*	1,830
20	Saia, Inc.*	261
21	Schawk, Inc.	302
54	School Specialty, Inc.*	1,927
227	Simpson Manufacturing Co., Inc.	6,040
368	Spherion Corp.*	2,863
37	Standard Parking Corp.*	1,716
52	Standard Register Co. (The)	628
104	Stanley, Inc.*	3,567
146	Sun Hydraulics Corp.	4,241
24	TAL International Group, Inc.	544
811	Taser International, Inc.*	11,362
207	Team, Inc.*	6,185
386	Teledyne Technologies, Inc.*	20,929
546	TeleTech Holdings, Inc.*	11,308
114	Tennant Co.	4,997
453	Tetra Tech, Inc.*	9,386
315	Titan International, Inc.	8,650
123	TransDigm Group, Inc.*	5,865
19	Trex Co., Inc.*	131
47	Triumph Group, Inc.	3,819
257	TurboChef Technologies, Inc.*	3,822
60	Twin Disc, Inc.	3,728
389	UAP Holding Corp.	11,635
69	Ultrapetrol Bahamas Ltd.*	1,199
207	United Stationers, Inc.*	10,487
35	Universal Truckload Services, Inc.*	611
243	Valmont Industries, Inc.	19,073
254	Vicor Corp.	3,668
636	Wabtec Corp.	21,586
680	Walter Industries, Inc.	23,589
642	Waste Connections, Inc.*	20,435
66	Waste Industries USA, Inc.	2,231
278	Watsco, Inc.	10,077
135	Watson Wyatt Worldwide, Inc., Class A	6,217

Shares		Value
	Common Stocks (a) (continued)
392	Woodward Governor Co.	$26,868
121	Xerium Technologies, Inc.	720
		1,461,195
	Information Technology — 21.1%
391	Acacia Research - Acacia Technologies*	3,605
485	ACI Worldwide, Inc.*	11,073
289	Acme Packet, Inc.*	3,555
791	Actuate Corp.*	5,988
398	Adtran, Inc.	8,633
498	Advanced Analogic Technologies, Inc.*	5,363
468	Advanced Energy Industries, Inc.*	6,791
227	Advent Software, Inc.*	11,522
62	Airvana, Inc.*	392
873	AMIS Holdings, Inc.*	6,696
1,367	Amkor Technology, Inc.*	11,264
769	Anadigics, Inc.*	8,467
11	Anaren, Inc.*	169
335	Anixter International, Inc.*	21,607
222	Ansoft Corp.*	6,440
1,013	Ansys, Inc.*	39,365
1,413	Applied Micro Circuits Corp.*	3,547
1,326	Arris Group, Inc.*	13,830
1,671	Art Technology Group, Inc.*	6,985
66	Aruba Networks, Inc.*	920
1,151	Aspen Technology, Inc.*	19,521
578	Asyst Technologies, Inc.*	1,988
722	Atheros Communications, Inc.*	21,292
390	ATMI, Inc.*	11,735
67	AuthenTec, Inc.*	1,146
2,541	Avanex Corp.*	3,811
147	Bankrate, Inc.*	5,754
184	Benchmark Electronics, Inc.*	3,303
161	BigBand Networks, Inc.*	964
483	Blackbaud, Inc.	13,746
373	Blackboard, Inc.*	14,547
53	BladeLogic, Inc.*	1,296
364	Blue Coat Systems, Inc.*	13,180
595	Brightpoint, Inc.*	9,883
88	Brooks Automation, Inc.*	1,182
648	C-COR, Inc.*	7,957
251	Cabot Microelectronics Corp.*	9,387
33	CACI International, Inc., Class A*	1,498
91	Cass Information Systems, Inc.	3,404

See accompanying notes to the financial statements.

Shares		Value
	Common Stocks (a) (continued)
58	Cavium Networks, Inc.*	$1,488
428	Chordiant Software, Inc.*	4,293
645	Cirrus Logic, Inc.*	3,676
1,976	CNET Networks, Inc.*	14,978
569	Cogent, Inc.*	6,316
457	Cognex Corp.	9,263
135	Coherent, Inc.*	3,884
136	Cohu, Inc.	2,128
464	Commvault Systems, Inc.*	10,333
55	comScore, Inc.*	1,785
257	Comtech Group, Inc.*	4,559
302	Comtech Telecommunications Corp.*	14,997
54	Comverge, Inc.*	1,700
559	Concur Technologies, Inc.*	20,996
1,698	Conexant Systems, Inc.*	1,885
94	CPI International, Inc.*	1,578
225	Cray, Inc.*	1,312
204	CSG Systems International, Inc.*	3,380
837	Cybersource Corp.*	12,229
321	Cymer, Inc.*	13,183
415	Daktronics, Inc.	9,682
50	Data Domain, Inc.*	1,289
467	DealerTrack Holdings, Inc.*	19,866
140	Dice Holdings, Inc.*	1,383
48	Digi International, Inc.*	738
540	Digital River, Inc.*	20,882
389	Diodes, Inc.*	11,444
129	Ditech Networks, Inc.*	417
303	DivX, Inc.*	5,130
110	Double-Take Software, Inc.*	2,728
22	DSP Group, Inc.*	298
238	DTS, Inc.*	5,890
256	Dycom Industries, Inc.*	7,204
149	Eagle Test Systems, Inc.*	1,632
391	Echelon Corp.*	6,565
101	EMS Technologies, Inc.*	2,940
662	Emulex Corp.*	11,088
43	EnerNOC, Inc.*	1,968
210	Entegris, Inc.*	1,819
759	Epicor Software Corp.*	8,212
339	EPIQ Systems, Inc.*	5,905
470	Equinix, Inc.*	48,932
599	Euronet Worldwide, Inc.*	19,623
268	Exar Corp.*	2,463

Shares		Value
	Common Stocks (a) (continued)
31	Excel Technology, Inc.*	$836
236	ExlService Holdings, Inc.*	5,657
87	Extreme Networks*	317
418	FalconStor Software, Inc.*	5,062
217	FARO Technologies, Inc.*	5,863
512	FEI Co.*	12,754
3,500	Finisar Corp.*	5,950
866	Flir Systems, Inc.*	59,520
624	Formfactor, Inc.*	23,675
187	Forrester Research, Inc.*	4,896
1,656	Foundry Networks, Inc.*	29,195
901	Gartner, Inc.*	17,020
115	Genesis Microchip, Inc.*	580
124	Gevity HR, Inc.	527
546	Global Cash Access Holdings, Inc.*	1,900
97	Glu Mobile, Inc.*	530
284	Greenfield Online, Inc.*	4,271
43	Guidance Software, Inc.*	529
1,037	Harmonic, Inc.*	10,754
330	Harris Stratex Networks, Inc., Class A*	5,683
213	Heartland Payment Systems, Inc.	6,876
214	Hittite Microwave Corp.*	9,243
95	HSW International, Inc.*	503
84	Hughes Communications, Inc.*	4,465
400	Hypercom Corp.*	2,140
433	iBasis, Inc.	2,291
285	iGate Corp.*	2,411
161	Imergent, Inc.	1,990
134	Infinera Corp.*	2,923
1,143	Informatica Corp.*	19,602
222	Infospace, Inc.	3,954
144	infoUSA, Inc.	1,243
88	Integral Systems, Inc.	2,194
170	Interactive Intelligence, Inc.*	4,434
613	InterDigital, Inc.*	11,034
792	Intermec, Inc.*	17,004
639	Internap Network Services Corp.*	6,358
507	InterVoice, Inc.*	4,958
464	Interwoven, Inc.*	5,698
280	Intevac, Inc.*	4,396
349	Ipass, Inc.*	1,525
131	IPG Photonics Corp.*	2,666
111	Isilon Systems, Inc.*	627
392	Itron, Inc.*	30,400

See accompanying notes to the financial statements.

Schedule of Portfolio Investments November 30, 2007 (Unaudited)

Ultra Russell2000 Growth (continued)

Shares		Value
	Common Stocks (a) (continued)
399	Ixia*	$4,122
198	IXYS Corp.*	1,531
645	j2 Global Communications, Inc.*	15,686
1,029	Jack Henry & Associates, Inc.	27,536
103	JDA Software Group, Inc.*	2,157
361	Knot, Inc. (The)*	4,765
642	Kulicke & Soffa Industries, Inc.*	4,545
413	L-1 Identity Solutions, Inc.*	7,673
169	Limelight Networks, Inc.*	1,344
673	Lionbridge Technologies*	2,046
139	Liquidity Services, Inc.*	1,660
90	Littelfuse, Inc.*	3,001
528	LivePerson, Inc.*	2,640
245	LoJack Corp.*	4,290
354	LoopNet, Inc.*	5,437
812	LTX Corp.*	1,949
693	Macrovision Corp.*	17,270
531	Magma Design Automation, Inc.*	7,094
274	Manhattan Associates, Inc.*	7,434
44	Mantech International Corp., Class A*	1,702
285	Marchex, Inc., Class B	3,508
463	MasTec, Inc.*	4,681
588	Mattson Technology, Inc.*	4,845
24	MAXIMUS, Inc.	936
74	Measurement Specialties, Inc.*	1,821
714	Mentor Graphics Corp.*	7,775
147	Mercadolibre, Inc.*	6,234
726	Micrel, Inc.	6,476
529	Micros Systems, Inc.*	38,162
996	Microsemi Corp.*	22,788
107	MicroStrategy, Inc.*	10,791
700	Microtune, Inc.*	3,640
302	Midway Games, Inc.*	734
567	MIPS Technologies, Inc.*	3,221
36	MKS Instruments, Inc.*	654
310	Monolithic Power Systems, Inc.*	5,915
101	Monotype Imaging Holdings, Inc.*	1,615
1,363	Move, Inc.*	3,203
131	MPS Group, Inc.*	1,454
142	MTS Systems Corp.	5,821
50	Multi-Fineline Electronix, Inc.*	913
162	Ness Technologies, Inc.*	1,524
546	Net 1 UEPS Technologies, Inc.*	16,904
93	Netezza Corp.*	1,232

Shares		Value
	Common Stocks (a) (continued)
452	Netgear, Inc.*	$15,318
215	Netlogic Microsystems, Inc.*	6,289
344	Network Equipment Technologies, Inc.*	4,279
512	NIC, Inc.	3,994
421	Novatel Wireless, Inc.*	6,542
1,721	Nuance Communications, Inc.*	34,730
448	Omniture, Inc.*	12,728
192	Omnivision Technologies, Inc.*	3,575
3,171	ON Semiconductor Corp.*	29,141
2,087	On2 Technologies, Inc.*	1,565
377	Online Resources Corp.*	3,544
766	OpenTV Corp., Class A*	912
125	Oplink Communications, Inc.*	2,019
244	OpNext, Inc.*	1,976
54	Optium Corp.*	454
343	Orbcomm, Inc.*	2,672
92	OSI Systems, Inc.*	2,281
393	Packeteer, Inc.*	2,657
686	Parametric Technology Corp.*	11,456
26	PC Connection, Inc.*	333
153	PDF Solutions, Inc.*	1,213
18	Pegasystems, Inc.	223
383	Perficient, Inc.*	6,423
103	Pericom Semiconductor Corp.*	1,707
366	Plexus Corp.*	10,892
375	PLX Technology, Inc.*	3,690
2,593	PMC - Sierra, Inc.*	18,203
1,198	Polycom, Inc.*	29,075
536	Progress Software Corp.*	16,954
72	PROS Holdings, Inc.*	1,238
129	QAD, Inc.	1,098
222	Quality Systems, Inc.	6,569
784	Quest Software, Inc.*	12,677
37	Rackable Systems, Inc.*	394
343	Radiant Systems, Inc.*	5,478
56	Radisys Corp.*	870
111	Renaissance Learning, Inc.	1,445
2,111	RF Micro Devices, Inc.*	12,204
236	RightNow Technologies, Inc.*	4,283
108	Rimage Corp.*	2,692
182	Rofin-Sinar Technologies, Inc.*	16,569
195	Rudolph Technologies, Inc.*	2,330
1,065	Sapient Corp.*	7,711
251	SAVVIS, Inc.*	8,042

See accompanying notes to the financial statements.

Shares		Value
	Common Stocks (a) (continued)
302	Scansource, Inc.*	$10,655
160	Seachange International, Inc.*	1,206
44	Secure Computing Corp.*	399
53	Semitool, Inc.*	490
665	Semtech Corp.*	10,148
71	ShoreTel, Inc.*	1,102
367	Sigma Designs, Inc.*	23,862
5	Silicon Graphics, Inc.*	85
1,040	Silicon Image, Inc.*	4,888
784	SiRF Technology Holdings, Inc.*	18,887
282	Skyworks Solutions, Inc.*	2,561
655	Smart Modular Technologies WWH, Inc.*	5,502
387	Smith Micro Software, Inc.*	3,100
359	Sohu.com, Inc.*	20,599
240	Solera Holdings, Inc.*	5,522
77	Sonic Solutions, Inc.*	765
218	SonicWALL, Inc.*	2,206
3,492	Sonus Networks, Inc.*	22,977
87	Sourcefire, Inc.*	706
883	SourceForge, Inc.*	2,040
240	SPSS, Inc.*	8,674
309	SRA International, Inc., Class A*	8,448
102	Standard Microsystems Corp.*	3,598
102	Starent Networks Corp.*	2,132
138	STEC, Inc.*	1,286
269	Stratasys, Inc.*	6,722
121	Super Micro Computer, Inc.*	999
149	Supertex, Inc.*	5,059
167	Switch & Data Facilities Co., Inc.*	3,171
125	Sybase, Inc.*	3,205
920	Sycamore Networks, Inc.*	3,542
430	SYKES Enterprises, Inc.*	7,938
305	Symmetricom, Inc.*	1,315
335	Synaptics, Inc.*	18,606
241	Synchronoss Technologies, Inc.*	7,934
164	Syntel, Inc.	5,909
840	Take-Two Interactive Software, Inc.*	12,583
216	Taleo Corp., Class A*	6,098
198	Technitrol, Inc.	5,300
70	TechTarget, Inc.*	956
195	Techwell, Inc.*	2,381
662	Terremark Worldwide, Inc.*	3,714
626	Tessera Technologies, Inc.*	24,176

Shares		Value
	Common Stocks (a) (continued)
285	TheStreet.com, Inc.	$3,505
874	THQ, Inc.*	21,369
92	Travelzoo, Inc.*	1,405
746	Trident Microsystems, Inc.*	4,685
66	TTM Technologies, Inc.*	798
509	Tyler Technologies, Inc.*	7,665
322	Ultimate Software Group, Inc.*	10,520
29	Ultra Clean Holdings*	417
159	Ultratech, Inc.*	1,905
128	Unica Corp.*	1,152
243	United Online, Inc.	3,655
224	Universal Display Corp.*	3,709
637	Utstarcom, Inc.*	1,847
1,304	Valueclick, Inc.*	30,827
342	Vasco Data Security International, Inc.*	7,674
55	Veeco Instruments, Inc.*	923
118	Veraz Networks, Inc.*	559
317	Viasat, Inc.*	10,572
188	Vignette Corp.*	2,891
40	Virtusa Corp.*	707
564	VistaPrint Ltd.*	25,042
267	Visual Sciences, Inc.*	4,224
169	Vocus, Inc.*	5,307
278	Volterra Semiconductor Corp.*	3,442
588	Websense, Inc.*	9,608
975	Wind River Systems, Inc.*	9,955
478	Wright Express Corp.*	18,140
99	X-Rite, Inc.*	1,231
211	Zoran Corp.*	4,604
		2,075,279
	Materials — 3.5%
73	AEP Industries, Inc.*	2,497
65	AM Castle & Co.	1,632
102	AMCOL International Corp.	3,874
238	American Vanguard Corp.	3,891
766	Apex Silver Mines Ltd.*	13,060
71	Aptargroup, Inc.	2,997
233	Balchem Corp.	4,982
265	Brush Engineered Materials, Inc.*	11,853
209	Century Aluminum Co.*	11,984
72	CF Industries Holdings, Inc.	6,551
1,885	Coeur d'Alene Mines Corp.*	7,860
137	Deltic Timber Corp.	6,597

See accompanying notes to the financial statements.

Schedule of Portfolio Investments November 30, 2007 (Unaudited)

Ultra Russell2000 Growth (continued)

Shares		Value
	Common Stocks (a) (continued)
11	Esmark, Inc.*	$213
237	Flotek Industries, Inc.*	8,736
634	General Moly, Inc.*	6,758
113	GenTek, Inc.*	3,390
898	Graphic Packaging Corp.*	3,682
434	Greif, Inc., Class A	25,636
152	Haynes International, Inc.*	12,846
1,571	Hecla Mining Co.*	18,428
720	Hercules, Inc.	13,975
38	Horsehead Holding Corp.*	632
133	Innophos Holdings, Inc.	1,903
197	Kaiser Aluminum Corp.	14,015
125	Koppers Holdings, Inc.	4,805
31	Kronos Worldwide, Inc.	515
284	Landec Corp.*	3,732
203	LSB Industries, Inc.*	4,604
26	Metal Management, Inc.	1,197
366	Myers Industries, Inc.	7,305
133	Neenah Paper, Inc.	4,014
39	NewMarket Corp.	2,093
122	Royal Gold, Inc.	3,504
301	RTI International Metals, Inc.*	22,105
374	ShengdaTech, Inc.*	3,059
175	Silgan Holdings, Inc.	9,385
33	Stillwater Mining Co.*	320
236	Symyx Technologies*	1,808
1,213	Terra Industries, Inc.*	45,827
146	Texas Industries, Inc.	10,130
170	U.S. Concrete, Inc.*	639
673	U.S. Gold Corp.*	2,308
47	Universal Stainless & Alloy*	1,450
88	Valhi, Inc.	1,612
349	W.R. Grace & Co.*	9,427
202	Zep, Inc.*	2,652
326	Zoltek Cos., Inc.*	13,894
		344,377
	Telecommunication Services — 1.2%
270	Cbeyond, Inc.*	11,170
312	Centennial Communications Corp.*	2,777
653	Cogent Communications Group, Inc.*	13,569
146	Consolidated Communications Holdings, Inc.	2,348

Shares		Value
	Common Stocks (a) (continued)
55	Fairpoint Communications, Inc.	$821
92	General Communication, Inc., Class A*	815
197	Global Crossing Ltd.*	3,611
253	Globalstar, Inc.*	2,295
87	Golden Telecom, Inc.*	8,827
19	Hungarian Telephone & Cable Corp.*	332
570	ICO Global Communications Holdings Ltd.*	2,246
164	iPCS, Inc.	5,674
170	North Pittsburgh Systems, Inc.	4,015
363	NTELOS Holdings Corp.	9,630
413	PAETEC Holding Corp.*	4,419
95	Premiere Global Services, Inc.*	1,309
68	Rural Cellular Corp., Class A*	2,996
26	Shenandoah Telecom Co.	642
1,749	Time Warner Telecom, Inc., Class A*	39,230
400	Vonage Holdings Corp.*	844
		117,570
	Utilities — 0.5%
155	Cadiz, Inc.*	3,079
188	Consolidated Water Co., Inc.	5,730
26	EnergySouth, Inc.	1,437
555	ITC Holdings Corp.	28,327
179	Ormat Technologies, Inc.	9,040
11	SJW Corp.	368
		47,981
	Total Common Stock Cost ($8,990,781)	8,919,315
Principal Amount
	Repurchase Agreements — 16.8%
$329,842	Credit Suisse First Boston Corp., 4.64%, dated 11/30/07, due 12/03/07, total to be received $329,970 **	329,842
379,389	Credit Suisse First Boston Corp., 4.55%, dated 11/30/07, due 12/03/07, total to be received $379,533 ***	379,389
65,969	UBS Warburg LLC, 4.55%, dated 11/30/07, due 12/03/07, total to be received $65,994 ****	65,969

See accompanying notes to the financial statements.

Principal Amount		Value
	Repurchase Agreements (continued)
$879,580	UBS Warburg LLC, 4.55%, dated 11/30/07, due 12/03/07, total to be received $879,914 *****.	$879,580
	Total Repurchase Agreements (Cost $1,654,780)	1,654,780
	Total Investments (Cost $10,645,561) — 107.5%	10,574,095
	Liabilities in excess of other assets — (7.5%)	(734,892)
	Net Assets — 100.0%	$9,839,203

(a)  A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default.

*  Non-income producing security.

**  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this Schedule of Portfolio Investments as follows: Federal Home Loan Bank, 0% to 6.00%, due 1/2/08 to 6/8/17; Federal Home Loan Mortgage Corp., 0% to 5.76%, due 12/7/07 to 11/23/35; Federal National Mortgage Association, 0% to 6.30%, due 2/27/08 to 6/13/22, which had a total value of $336,441. The investment in the repurchase agreement was through participation in a pooled account.

***  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this Schedule of Portfolio Investments as follows: Federal Home Loan Bank, 0% to 5.25%, due 5/16/08 to 10/19/16; Federal Home Loan Mortgage Corp., 0% to 4.00%, due 1/2/08 to 9/22/09; Federal National Mortgage Association, 0% to

6.25%, due 4/10/08 to 8/15/17, which had a total value of $386,978. The investment in the repurchase agreement was through participation in a pooled account.

****  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this Schedule of Portfolio Investments as follows: Federal Home Loan Mortgage Corp., 0% due 2/11/08 to 4/21/08; Federal National Mortgage Association, 0% to 6.23%, due 5/30/08 to 5/15/30, which had a total value of $67,288. The investment in the repurchase agreement was through participation in a pooled account.

*****  Represents the Fund's undivided interest in a joint repurchase agreement. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this Schedule of Portfolio Investments as follows: Federal Home Loan Bank, 0% to 6.00%, due 1/11/08 to 7/21/25; Federal Home Loan Mortgage Corp., 0% to 6.10%, due 2/11/08 to 3/6/37; Federal National Mortgage Association, 0% to 6.21%, due 1/7/08 to 8/6/38, which had a total value of $897,171. The investment in the repurchase agreement was through participation in a pooled account.

REIT  Real Estate Investment Trust

As of November 30, 2007, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$1,091,592
Aggregate gross unrealized depreciation	(1,208,702)
Net unrealized depreciation	$(117,110)
Federal income tax cost of investments	$10,691,205

Swap Agreements

Ultra Russell2000 Growth had the following open swap agreements as of November 30, 2007:

	Notional Amount at Value	Unrealized Depreciation
Equity Index Swap Agreement based on Russell 2000® Growth Index, expiring 12/27/07	$3,306,402	$(239,238)
Equity Index Swap Agreement based on Russell 2000® Growth Index, expiring 12/27/07	8,000,000	(401,183)
		$(640,421)

See accompanying notes to the financial statements.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not Applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not Applicable.

Item 9. Purchase of Equity Securities by Closed-End Management Investment Company nnd Affiliated Purchasers.

Not Applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

The Registrant did not have in place procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 11. Controls and Procedures.

(a)          The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this report, that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)         There were no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s first fiscal half year covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1)	Not Applicable – See Item 2 above.

(a)(2)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 to be filed with Form N-CSR are attached hereto.

(a)(3)	Not applicable.

(b)	Certification required by Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 is attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

ProShares Trust

By:
/s/ Louis M. Mayberg
Louis M. Mayberg
President
February 4, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:
/s/ Louis M. Mayberg
Louis M. Mayberg
President
February 4, 2008

By:
/s/ Simon D. Collier
Simon D. Collier
Treasurer
February 4, 2008